UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05186

Exact name of registrant as specified in charter:	Advanced Series Trust

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2008

Date of reporting period:	3/31/2008

Item 1. Schedule of Investments

AST ADVANCED STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 102.1%

COMMON STOCKS — 57.9%

Aerospace & Defense — 1.6%
Finmeccanica SpA (Italy)	44,300	$1,506,484
General Dynamics Corp.	89,695	7,477,872
Honeywell International, Inc.	30,842	1,740,106
Lockheed Martin Corp.	94,686	9,402,320
Raytheon Co.(a)	37,100	2,397,031
Rolls-Royce Group PLC (United Kingdom)	279,734	2,237,339
Rolls-Royce Group PLC (Class B Stock) (United Kingdom)*	25,064,166	49,743
Thales SA (France)	7,200	466,162

		25,277,057

Agriculture — 0.1%
Chaoda Modern Agriculture (Hong Kong)	498,150	565,829
Wilmar International Ltd. (Singapore)	454,000	1,378,706

		1,944,535

Airlines — 0.4%
Air New Zealand Ltd. (New Zealand)	362,700	367,850
Cathay Pacific Air (Hong Kong)	203,100	399,276
Deutsche Lufthansa AG (Germany)	21,200	573,335
Qantas Airways Ltd. (Australia)	341,600	1,226,902
Singapore Airlines Ltd. (Singapore)	82,300	932,747
Southwest Airlines Co.(a)	238,900	2,962,360

		6,462,470

Auto/Trucks Parts & Equipment — 0.1%
Calsonic Kansei Corp. (Japan)	116,000	420,104
Compagnie Generale des Establissements Michelin (Class B Stock) (France)	3,400	354,917
GKN PLC (United Kingdom)	175,800	1,061,527
Nifco, Inc. (Japan)	20,600	474,288

		2,310,836

Automobile Manufacturers — 0.7%
Daimler-Chrysler AG (Germany)	15,500	1,325,090
Fuji Heavy Industries Ltd. (Japan)	168,700	705,737
General Motors Corp.(a)	51,700	984,885
Honda Motor Co. Ltd. (Japan)	48,500	1,384,255
Nissan Motor Co. Ltd. (Japan)	197,500	1,632,625
Peugeot SA (France)	16,900	1,310,303
Renault SA (France)	5,200	575,488
Toyota Motor Corp. (Japan)	15,500	772,823
Toyota Motor Corp., ADR (Japan)	21,415	2,160,559
Valeo SA (France)	7,900	313,301

		11,165,066

Banks — 0.6%
Bank of America Corp.	144,800	5,489,368
Bank Rakyat Indonesia (Indonesia)	1,073,000	734,373
BNP Paribas (France)	20,400	2,057,681
EFG International (Switzerland)	17,116	585,987

		8,867,409

Beverages — 0.5%
Anheuser-Busch Cos., Inc.	101,400	4,811,430
Coca Cola Hellenic Bottling Co. SA (Greece)	34,500	1,606,779
Heinekin NV, ADR (Netherlands)(a)	46,925	1,367,770

		7,785,979

Biotechnology — 0.9%
Amgen, Inc.*	42,100	1,758,938
Genentech, Inc.*	153,572	12,466,975

		14,225,913

Broadcasting — 0.3%
Liberty Media Corp - Entertainment (Class A Stock)*	87,500	1,981,000
Liberty Media Corp. - Capital (Class A Stock)*	21,200	333,688
Liberty Media Holding Corp. - Interactive (Class A Stock)*(a)	102,700	1,657,578

		3,972,266

Building Materials — 0.1%
Central Glass Co. Ltd. (Japan)	62,000	241,954
Geberit AG (Switzerland)	4,100	611,016
Lafarge SA (France)	3,000	521,748
Sanwa Holdings Corp. (Japan)	130,000	564,707

		1,939,425

Building Products
Crane Group Ltd. (Australia)	30,000	419,481

Business Services — 0.8%
K.K. DaVinci Advisors (Japan)*	530	405,688
MasterCard, Inc. (Class A Stock)(a)	52,484	11,703,407

		12,109,095

Capital Markets — 0.2%
Credit Suisse Group (Switzerland)	24,500	1,247,080
Deutsche Bank AG (Germany)	14,100	1,596,075
Tokai Tokyo Securities Co. Ltd. (Japan)	101,000	334,370

		3,177,525

Chemicals — 1.4%
Air Products & Chemicals, Inc.	28,681	2,638,652
Arkema (France)*	17	951
Asahi Kasei Corp. (Japan)	146,000	761,637
BASF AG (Germany)	17,700	2,383,901
Ciba Specialty Chemicals AG (Switzerland)	8,900	324,598
DuPont, (E.I.) de Nemours & Co.	65,200	3,048,752
Koninklijke DSM NV (Netherlands)	21,100	1,017,674
Mitsubishi Chemical Holdings Corp. (Japan)	93,000	614,838
Potash Corp of Saskatchewan (Canada)	14,800	2,297,108
Praxair, Inc.	89,115	7,506,156
Tessenderlo Chemie NV (Belgium)	7,300	331,803

		20,926,070

Clothing & Apparel
Geox SpA (Italy)	5,759	89,011

Commercial Banks — 1.6%
Alliance & Leicester PLC (United Kingdom)	29,700	305,624
Allied Irish Banks PLC (Ireland)	18,400	392,163
Banco Bilbao Vizcaya Argentaria SA (Spain)	66,900	1,473,382
Banco Santander Central Hispano SA (Spain)	154,300	3,074,258
Commonwealth Bank of Australia (Australia)	11,300	431,775
Credit Agricole SA (France)	13,100	405,361
Danske Bank AS (Denmark)	14,300	527,538
DnB Nor ASA (Norway)	85,000	1,290,269
HBOS PLC (United Kingdom)	119,300	1,325,898
HSBC Holdings PLC (United Kingdom)	26,100	429,932
Industrial & Commercial Bank of China Ltd. (Class H Stock) (China)	13,538,000	9,428,146
Intesa Sanpaolo SpA (Italy)	113,100	797,259
Lloyds TSB Group PLC (United Kingdom)	130,100	1,164,489
Nordea Bank AB (Sweden)	38,800	628,834
Royal Bank of Scotland Group PLC (United Kingdom)	61,500	411,632
Sberbank (Russia)	200,900	628,817
Societe Generale (France)	1,900	186,037
Suruga Bank Ltd. (Japan)	107,000	1,349,308
Unione di Banche Italiane ScpA (Italy)	19,100	489,403
Verwaltungs-Und Privat-Bank AG (Switzerland)	1,500	331,236

		25,071,361

Commercial Services — 0.4%
Capita Group PLC (The) (United Kingdom)	106,500	1,434,105
SGS SA (Switzerland)	841	1,209,292
Waste Management, Inc.	102,100	3,426,476

		6,069,873

Computer Services & Software — 1.0%
Autonomy Corp. PLC (United Kingdom)*	15,300	278,902
Dell, Inc.*(a)	148,500	2,958,120
Hitachi Information Systems Ltd. (Japan)	20,300	436,833
Iliad SA (France)	8,500	845,826
International Business Machines Corp.	34,100	3,926,274
Microsoft Corp.	172,200	4,887,036
NEC Fielding Ltd. (Japan)	20,600	249,647
NHN Corp. (South Korea)*	4,100	956,743
TietoEnator Oyj (Finland)	24,800	612,355

		15,151,736

Conglomerates — 0.1%
Citic Pacific Ltd. (Hong Kong)	193,800	821,751

Construction — 0.1%
DP World Ltd. (United Arab Emirates)*	550,428	522,907
Taisei Corp. (Japan)	190,000	484,149
Taylor Woodrow PLC (United Kingdom)	30,000	111,636

		1,118,692

Consumer Finance — 0.1%
American Express Co.	41,100	1,796,892

Consumer Products & Services — 1.0%
Avon Products, Inc.	68,300	2,700,582
Beiersdorf AG (Germany)	24,000	2,019,166
Electrolux AB (Class B Stock) (Sweden)	52,400	859,833
Fisher & Paykel Apppliances Holdings Ltd. (Class H Stock) (New Zealand)	203,200	375,426
Fortune Brands, Inc.	28,900	2,008,550
Indesit Co. SpA (Italy)	24,300	316,885
Newell Rubbermaid, Inc.	129,900	2,970,813
Pacific Brands Ltd. (Australia)	214,700	396,354
Reckitt Benckiser Group PLC (United Kingdom)	63,000	3,489,650

		15,137,259

Containers & Packaging
Amcor Ltd. (Australia)	97,900	639,717

Distribution/Wholesale — 0.1%
Marubeni Corp. (Japan)	129,400	942,460
Sumitomo Corp. (Japan)	47,600	626,994

		1,569,454

Diversified Financial Services — 0.5%
Deutsche Boerse AG (Germany)	7,900	1,272,536
Fannie Mae(a)	51,000	1,342,320
Fortis (Belgium)	11,700	294,804
ING Groep NV (Netherlands)	50,300	1,883,640
U.S. Bancorp	104,700	3,388,092
UBS AG (Switzerland)	8,100	235,390

		8,416,782

Diversified Machinery
Volvo AB (Class B Stock) (Sweden)	23,000	348,376

Diversified Manufacturing — 0.4%
3M Co.(a)	31,800	2,516,970
AGFA Gevaert NV (Belgium)	35,200	275,082
FKI PLC (United Kingdom)	96,800	133,999
Mitsubishi Corp. (Japan)	73,000	2,204,354
Tomkins PLC (United Kingdom)	143,600	509,427

		5,639,832

Diversified Metals
Zinifex Ltd. (Australia)	33,700	307,369

Diversified Operations — 0.3%
Davis Service Group PLC (United Kingdom)	21,800	213,730
Keppel Corp. Ltd. (Singapore)	163,000	1,172,363
Mitsui & Co. Ltd. (Japan)	178,200	3,611,196

		4,997,289

Diversified Telecommunication Services — 0.8%
AT&T, Inc.	251,224	9,621,879
Telestra Corp. Ltd. (Australia)	129,300	519,937
Verizon Communications, Inc.	56,800	2,070,360

		12,212,176

Electric — 0.1%
Hongkong Electric Holdings (Hong Kong)	122,500	773,628

Electric Utilities — 0.2%
Entergy Corp.(a)	31,600	3,446,928

Electronic Components — 0.8%
Alpine Electronics, Inc. (Japan)	12,900	142,097
Eizo Nanao Corp. (Japan)	13,400	258,106
Fanuc Ltd. (Japan)	20,200	1,921,108
Hon Hai Precision Industry Co. Ltd., GDR (Taiwan)	97,140	1,112,748
Matsushita Electric Works Ltd. (Japan)	63,800	656,049
NGK Insulators Ltd. (Japan)	92,000	1,628,090
Nippon Electric Glass Co. Ltd. (Japan)	47,000	726,595
Omron Corp. (Japan)	29,900	613,418
THOMSON (France)	27,000	187,556
Tyco Electronics Ltd.	70,600	2,422,992
Vestas Wind Systems AS (Denmark)*	21,700	2,370,581

		12,039,340

Electronic Equipment & Instruments
Alps Electric Co. Ltd. (Japan)	36,700	361,183

Electronics — 0.2%
Schneider Electric SA (France)	19,300	2,497,321

Energy-Other — 0.1%
Q-Cells AG (Germany)*	11,800	1,171,039

Engineering/Construction — 0.1%
WorleyParsons Ltd. (Australia)	49,300	1,508,002

Engineering/R&D Services — 0.3%
ABB Ltd. (Switzerland)	163,900	4,399,934

Entertainment & Leisure — 0.7%
Disney (Walt) Co. (The)	62,100	1,948,698
Las Vegas Sands, Inc.*(a)	74,558	5,490,451
MGM Mirage*(a)	33,838	1,988,659
Sankyo Co. Ltd. (Japan)	10,900	647,352

		10,075,160

Equipment Services — 0.1%
BlueScope Steel Ltd. (Australia)	129,900	1,171,725

Exchange Traded Funds — 8.3%
Energy Select Sector SPDR Fund(a)	60,025	4,423,843
iShares Lehman Aggregate Bond Fund	103,800	10,658,184
iShares MSCI Brazil Index Fund(a)	64,000	4,929,920
iShares MSCI EAFE Index Fund(a)	191,975	13,803,003
iShares MSCI Emerging Markets Index Fund(a)	37,180	4,996,248
iShares Russell 1000 Growth Index Fund	899,550	48,971,502
iShares Russell 2000 Growth Index Fund(a)	23,400	1,704,456
iShares S&P 500 Growth Index Fund	194,100	12,187,539
iShares S&P Global 100 Index Fund(a)	288,700	21,046,230
iShares S&P Global Energy Sector Index Fund(a)	33,535	4,360,891
Powershares DB Agriculture Fund(a)	35,000	1,270,500

		128,352,316

Farming & Agriculture — 0.6%
AWB Ltd. (Australia)	149,600	375,979
Kuala Lumpur Kepong Bhd (Malaysia)	178,800	905,599
Monsanto Co.	70,981	7,914,382

		9,195,960

Finance - Consumer Loans
Cattles PLC (United Kingdom)	23,300	107,050
Promise Co. Ltd. (Japan)	4,800	137,962

		245,012

Financial - Bank & Trust — 1.1%
Banco Popolare Scarl (Italy)*	19,500	322,943
Bank of Ireland (Ireland)	55,900	831,338
Barclays PLC (United Kingdom)	116,300	1,045,585
Dexia SA (Belgium)	14,400	410,350
Fifth Third Bancorp	78,700	1,646,404
HDFC Bank Ltd., ADR (India)	12,700	1,247,648
State Street Corp.	44,500	3,515,500
Sumitomo Trust & Banking Co. Ltd. (The) (Japan)	66,000	454,214
Svenska Handelsbanken AB (Class A Stock) (Sweden)	35,800	1,042,335
Wells Fargo & Co.	239,426	6,967,297

		17,483,614

Financial Services — 3.1%
Alpha Bank AE (Greece)	12,800	424,370
Ameriprise Financial, Inc.	43,800	2,271,030
Bank of New York Mellon Corp. (The)	78,500	3,275,805
Bolsa de Mercadorias e Futuros - BM&F (Brazil)	12,600	113,527
Bovespa Holding SA (Brazil)	69,900	946,102
Bumiputra-Commerce Holdings Bhd (Malaysia)	291,000	905,252
Citigroup, Inc.	107,200	2,296,224
Egyptian Financial Group-Hermes Holding (Egypt)	130,700	1,346,522
Eurazeo (France)	7,797	997,075
Goldman Sachs Group, Inc. (The)	54,170	8,959,176
H&R Block, Inc.	136,100	2,825,436
JPMorgan Chase & Co.	362,781	15,581,444
Macquarie Group Ltd. (Australia)	31,600	1,525,404
Man Group PLC (United Kingdom)	120,125	1,321,954
Merrill Lynch & Co., Inc.	96,312	3,923,751
National Bank of Greece, ADR (Greece)	118,600	1,252,416
Pohjola Bank PLC (Finland)	29,400	553,736

		48,519,224

Foods — 1.3%
Coca-Cola Co. (The)	104,203	6,342,837
CSM (Netherlands)	12,500	426,856
Dairy Crest Group PLC (United Kingdom)	13,100	121,934
East Asiatic Co. Ltd. A/S (Denmark)	5,400	472,160
Foster’s Group Ltd. (Australia)	95,900	448,733
General Mills, Inc.	40,200	2,407,176
Greggs PLC (United Kingdom)	4,400	394,530
Kraft Foods, Inc. (Class A Stock)	56,600	1,755,166

Marston’s PLC (United Kingdom)	109,000	444,549
Nestle SA (Switzerland)	6,350	3,173,082
Suedzucker AG (Germany)	23,600	523,484
Tate & Lyle PLC (United Kingdom)	75,000	803,779
Woolworths Ltd. (Australia)	117,500	3,114,119

		20,428,405

Healthcare Providers & Services — 0.3%
UnitedHealth Group, Inc.	132,369	4,548,199

Healthcare-Products — 0.1%
Boston Scientific Corp.*	87,300	1,123,551

Home Furnishings — 0.1%
Matsushita Electric Industrial Co. Ltd. (Japan)	65,000	1,408,507

Hotels, Restaurants & Leisure — 1.4%
McDonald’s Corp.	239,294	13,345,426
Starbucks Corp.*	34,082	596,435
Wynn Resorts Ltd.	49,500	4,981,680
Yum! Brands, Inc.	71,048	2,643,696

		21,567,237

Household Products — 0.1%
Procter & Gamble Co.	13,600	952,952

Industrial Conglomerates — 1.2%
General Electric Co.	419,327	15,519,292
Tyco International Ltd. (Bermuda)	79,800	3,515,190

		19,034,482

Instruments - Controls
Rotork PLC (United Kingdom)	27,200	582,468

Insurance — 1.9%
Aegon NV (Netherlands)	49,800	732,758
Allianz SE (Germany)	5,300	1,049,942
American International Group, Inc.	84,700	3,663,275
Aviva PLC (United Kingdom)	35,600	436,283
AXA SA (France)	36,300	1,317,530
Baloise Holding AG (Switzerland)	6,100	606,253
Beazley Group PLC (United Kingdom)	121,200	383,658
Brit Insurance Holdings PLC (United Kingdom)	106,200	510,587
Fondiaria SAI SpA (Italy)	9,400	389,410
Genworth Financial, Inc. (Class A Stock)	150,500	3,407,320
Hannover Rueckversicherung AG (Germany)	14,900	776,745
Hartford Financial Services Group, Inc.	13,300	1,007,741
Hiscox Ltd. (United Kingdom)	85,200	404,551
Irish Life & Permanent PLC (Ireland)	36,500	713,393
Legal & General PLC (United Kingdom)	271,300	680,579
Lincoln National Corp.	40,400	2,100,800
Marsh & McLennan Cos., Inc.	175,300	4,268,555
Muenchener Rueckversicherungs AG (Germany)	9,300	1,818,860
Old Mutual PLC (United Kingdom)	250,200	548,695
QBE Insurance Group Ltd. (Australia)	63,000	1,278,758
Royal & Sun Alliance Insurance Group (United Kingdom)	187,200	478,152
Swiss Reinsurance (Switzerland)	13,900	1,214,203
Zurich Financial Services AG (Switzerland)	5,800	1,826,553

		29,614,601

Internet — 0.7%
Google, Inc. (Class A Stock)*	23,356	10,287,617

Investment Firms — 0.2%
Morgan Stanley	58,300	2,664,310

Iron / Steel — 0.3%
Allegheny Technologies, Inc.(a)	43,008	3,069,051
JFE Holdings, Inc. (Japan)	15,400	682,865
SSAB Svenskt Stal AB (Class B Stock) (Sweden)	8,700	223,289

		3,975,205

Leisure Equipment — 0.2%
Nintendo Co. Ltd. (Japan)	6,800	3,506,421

Machinery & Equipment — 0.2%
Deere & Co.	17,175	1,381,557
Georg Fischer AG (Switzerland)	900	445,650
Heidelberger Druckmaschinen AG (Germany)	23,400	628,399
Larsen & Toubro Ltd., GDR (India)	9,900	762,300
Rieter Holdings AG (Switzerland)	1,000	382,640

		3,600,546

Machinery - Construction & Mining — 0.2%
Komatsu Ltd. (Japan)	85,000	2,357,795

Media — 1.0%
British Sky Broadcasting Group PLC (United Kingdom)	156,400	1,727,362
Cablevision Systems Corp.*	70,400	1,508,672
CBS Corp. (Class B Stock)	38,900	858,912
Comcast Corp. (Class A Stock)	72,700	1,406,018
Jupiter Telecommunications Co. Ltd. (Japan)*	1,247	1,165,935
New York Times Co. (The) (Class A Stock)(a)	79,600	1,502,848
Rogers Communications, Inc. (Class B Stock) (Canada)	47,500	1,708,510
Time Warner, Inc.(a)	335,200	4,699,504
Trinity Mirror PLC (United Kingdom)	69,700	408,072
Viacom, Inc. (Class B Stock)*	25,600	1,014,272

		16,000,105

Medical Supplies & Equipment — 0.5%
Covidien Ltd. (Bermuda)	67,500	2,986,875
Johnson & Johnson	65,500	4,248,985
Shandong Weigao Group Medical Polymer Co. Ltd. (Class H Stock) (China)	216,100	257,121

		7,492,981

Metals & Mining — 0.8%
Cia Vale Do Rio Doce, ADR (Brazil)	88,000	3,048,320
Minara Resources Ltd. (Australia)	110,000	610,212
Nucor Corp.	13,400	907,716
Precision Castparts Corp.	14,403	1,470,258
Rautaruukki Oyj (Finland)	7,600	366,796
ThyssenKrupp AG (Germany)	34,700	1,985,330
Vedanta Resources PLC (United Kingdom)	44,400	1,846,953

Xstrata PLC (United Kingdom)	22,300	1,560,960

		11,796,545

Multimedia — 0.1%
Vivendi (France)	20,300	793,207

Office Equipment — 0.1%
OCE NV (Netherlands)	26,000	442,494
Ricoh Co. Ltd. (Japan)	40,000	657,303
Seiko Epson Corp. (Japan)	19,600	527,950

		1,627,747

Oil & Gas — 2.9%
Baker Hughes, Inc.	79,800	5,466,300
Cameron International Corp.*	45,293	1,886,000
China Oilfield Services Ltd. (Class H Stock) (China)	46,000	75,419
Eni SpA (Italy)	74,900	2,554,175
Exxon Mobil Corp.	88,200	7,459,956
FMC Technologies, Inc.*	13,085	744,406
Murphy Oil Corp.	57,100	4,690,194
NiSource, Inc.(a)	93,350	1,609,354
Norsk Hydro ASA (Norway)	16,000	233,134
StatoilHydro ASA (Norway)	23,800	713,203
Total SA (France)	15,500	1,151,103
Total SA, ADR (France)(a)	97,900	7,245,579
Transocean, Inc.*(a)	71,129	9,616,641
Tullow Oil PLC (United Kingdom)	94,700	1,241,379

		44,686,843

Oil, Gas & Consumable Fuels — 3.3%
BG Group PLC (United Kingdom)	153,010	3,543,824
BP PLC (United Kingdom)	299,900	3,047,389
Chevron, Corp.	84,200	7,187,312
Cosmo Oil Co. Ltd. (Japan)	100,000	314,005
Hess Corp.	85,399	7,530,484
Nippon Oil Corp. (Japan)	90,000	561,597
Petroleo Brasileiro SA, ADR (Brazil)(a)	79,576	8,125,505
Repsol YPF SA (Spain)	48,900	1,687,618
Royal Dutch Shell PLC (Class B Stock) (United Kingdom)	116,900	3,934,793
Royal Dutch Shell PLC, ADR (United Kingdom)	38,300	2,641,934
Saipem SpA (Italy)	78,500	3,177,626
Schlumberger Ltd.	95,366	8,296,842
Weatherford International Ltd.*	12,519	907,252

		50,956,181

Paper & Forest Products — 0.2%
DS Smith PLC (United Kingdom)	107,300	333,269
International Paper Co.(a)	119,500	3,250,400

		3,583,669

Pharmaceuticals — 2.2%
Actelion Ltd. (Switzerland)*	16,100	877,872
Astellas Pharma, Inc. (Japan)	14,100	546,007
AstraZeneca PLC (United Kingdom)	53,200	1,989,180
GlaxoSmithKline PLC (United Kingdom)	31,900	674,884
H. Lundbeck AS (Denmark)	52,300	1,306,559
Merck & Co., Inc.	274,842	10,430,254
Novartis AG (Switzerland)	21,400	1,096,828
Novo Nordisk AS (Class B Stock) (Denmark)	42,800	2,926,790
Pfizer, Inc.	185,200	3,876,236
Roche Holding AG (Switzerland)	17,000	3,199,376
Sanofi-Aventis (France)	31,100	2,333,200
Schering-Plough Corp.	91,100	1,312,751
Tanabe Seiyaku Co. Ltd. (Japan)	100	1,165
Wyeth	69,700	2,910,672

		33,481,774

Pipelines — 0.1%
Spectra Energy Corp.(a)	94,100	2,140,775

Printing
Toppan Printing Co. Ltd. (Japan)	20,000	231,942

Real Estate — 0.9%
Aeon Mall Co. Ltd. (Japan)	30,700	851,580
Brookfield Asset Management, Inc. (Class A Stock) (Canada)	7,650	206,146
CapitaLand Ltd. (Singapore)	503,000	2,320,498
Li & Fung Ltd. (Hong Kong)	313,000	1,160,280
PIK Group, GDR (Russia), 144A*	37,400	916,300
ProLogis	24,220	1,425,589
Raiffeisen International Bank Holding AG (Austria)	6,483	883,799
St. Joe Co. (The)(a)	152,321	6,539,141

		14,303,333

Retail & Merchandising — 2.2%
Centros Comerciales Sudamericanos SA, ADR (Chile) 144A	12,300	794,003
Circle K Sunkus Co. Ltd. (Japan)	36,100	613,135
Costco Wholesale Corp.	26,408	1,715,728
CVS Caremark Corp.	184,329	7,467,168
DSG International PLC (United Kingdom)	197,200	248,520
Esprit Holdings Ltd. (Hong Kong)	166,000	1,992,175
Home Depot, Inc. (The)	172,500	4,824,825
Inditex SA (Spain)	32,700	1,816,695
Nordstrom, Inc.(a)	231,911	7,560,299
Plenus Co. Ltd. (Japan)	35,600	458,214
Rallye SA (France)	7,700	487,351
Shoppers Drug Mart Corp. (Canada)	35,800	1,811,537
Valora Holding AG (Switzerland)	600	156,480
Wal-Mart Stores, Inc.	74,200	3,908,856

		33,854,986

Rubber/Plastic Products
Kureha Corp. (Japan)	77,000	480,477

Semiconductors & Semiconductor Equipment — 0.1%
Intel Corp.	107,200	2,270,496

Specialty Retail — 0.3%
Lowe’s Cos., Inc.	208,198	4,776,062

Steel Producers/Products
Voestalpine AG (Austria)	6,000	416,792

Telecommunications — 3.0%
America Movil SAB de CV, ADR (Class L Stock) (Mexico)(a)	153,299	9,763,613
BT Group PLC (United Kingdom)	394,400	1,700,506
Carphone Warehouse Group PLC (United Kingdom)	96,900	548,088
China Mobile Ltd. (Hong Kong)	570,000	8,481,173
China Mobile Ltd., ADR (Hong Kong)	4,200	315,042
France Telecom SA (France)	13,000	437,158

Millicom International Cellular SA (Luxembourg)*	9,400	888,770
MobileOne Ltd. (Singapore)	153,900	237,036
MTN Group Ltd. (South Africa)	85,300	1,293,699
Nippon Telegraph & Telephone Corp. (Japan)	340	1,466,693
Nokia Oyj (Finland)	52,200	1,651,518
NTT DoCoMo, Inc. (Japan)	950	1,439,105
QUALCOMM, Inc.	50,682	2,077,962
Qwest Communications International, Inc.(a)	188,900	855,717
Royal KPN NV (Netherlands)	34,000	574,352
Swisscom AG (Switzerland)	3,800	1,301,933
Telefonica SA (Spain)	22,000	632,134
Tesco PLC (United Kingdom)	693,819	5,218,755
Uniden Corp. (Japan)	18,000	110,333
Vimpel-Communications, ADR (Russia)(a)	30,000	896,700
Vodafone Group PLC (United Kingdom)	2,038,800	6,105,839

		45,996,126

Thrifts & Mortgage Finance
Bradford & Bingley PLC (United Kingdom)	84,700	313,925

Tobacco — 0.1%
Altria Group, Inc.	23,200	515,040
Philip Morris International, Inc.*	23,200	1,173,456

		1,688,496

Transportation — 1.3%
Kuehne & Nagel International AG (Switzerland)	13,000	1,300,523
Neptune Orient Lines Ltd. (Singapore)	212,000	500,563
Norfolk Southern Corp.	55,359	3,007,101
Toll Holdings Ltd. (Australia)	106,400	974,336
Union Pacific Corp.	113,745	14,261,348

		20,043,871

Utilities — 0.5%
Drax Group PLC (United Kingdom)	43,862	468,330
Illinois Tool Works, Inc.	74,800	3,607,604
McDermott International, Inc.	37,822	2,073,402
Pinnacle West Capital Corp.(a)	41,800	1,466,344

		7,615,680

Water — 0.1%
Veolia Environment (France)	32,212	2,245,752

Wireless Telecommunication Services — 0.2%
Sprint Nextel Corp.	384,600	2,572,974

TOTAL COMMON STOCKS
(cost $938,512,976)		896,234,118

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. GOVERNMENT MORTGAGE - BACKED OBLIGATIONS — 17.5%
Federal Home Loan Mortgage Corp.
4.692%(c)	03/01/35	$347	348,976
4.809%(c)	06/01/35	540	544,611
4.981%(c)	04/01/35	411	417,513
5.00%	07/01/36	182	180,000
5.50%	12/01/36-12/01/37	11,588	11,711,644
6.00%	11/01/36-11/01/37	10,299	10,572,727
Federal National Mortgage Assoc.
4.50%	04/01/13-05/01/22	1,986	1,998,723
4.768%(c)	11/01/35	259	258,859
5.00%	11/01/33-06/01/37	25,074	24,871,639
5.089%(c)	06/01/35	478	488,473
5.393%	09/01/14	1,912	1,992,924
5.50%	09/01/36-01/01/38	34,929	35,292,058
5.50%	TBA	31,200	31,492,500
5.50%	TBA	2,000	2,018,750
5.526%(c)	06/01/43	275	273,094
5.722%(c)	07/01/44	139	138,600
5.862%(c)	11/01/42-06/01/43	844	838,821
6.00%	09/01/16-03/01/38	80,625	82,610,731
6.00%	TBA	36,200	37,082,375
Government National Mortgage Assoc.
5.00%	06/15/36	754	755,320
5.50%	11/15/32-03/15/38	10,840	11,071,538
6.00%	04/15/36-10/15/37	13,917	14,384,658
6.50%	06/15/37-09/15/37	831	865,040

TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS
(cost $265,123,267)			270,209,574

U.S. TREASURY OBLIGATIONS — 9.7%
U.S. Treasury Bonds
4.375%	02/15/38	5,700	5,767,687
8.125%	08/15/19	2,500	3,482,617
8.50%	02/15/20	900	1,291,148
U.S. Treasury Inflationary Index Bonds
1.625%	01/15/15 - 01/15/18	10,700	11,548,009
1.75%	01/15/28	5,400	5,392,785
1.875%	07/15/13 - 07/15/15	9,650	11,509,202
2.00%	04/15/12 - 01/15/16	16,000	18,574,890
2.375%	04/15/11 - 01/15/27	43,850	50,821,156
2.50%	07/15/16	2,300	2,707,582
2.625%	07/15/17	12,300	14,272,588
3.00%	07/15/12	400	526,220
3.625%	04/15/28	3,600	6,091,286
3.875%	04/15/29	3,100	5,379,813

U.S. Treasury Notes
2.75%	02/28/13			4,000	4,055,000
4.50%	11/15/15			100	110,508
4.625%	11/15/16			8,000	8,826,248
4.875%	08/15/16			300	336,047

TOTAL U.S. TREASURY OBLIGATIONS
(cost $151,092,868)					150,692,786

		Moody’s Ratings†

CORPORATE BONDS — 8.5%

Advertising
Omnicom Group, Inc.,
Gtd. Notes
5.90%	04/15/16	Baa1		200	198,734

Aerospace
Goodrich Corp.,
Sr. Unsec’d. Notes
6.29%	07/01/16	Baa2		100	107,709

Airlines
Southwest Airlines Co.,
Sr. Unsec’d. Notes
6.50%	03/01/12	Baa1		100	103,354

Automotive Parts — 0.1%
Autozone, Inc.,
Sr. Unsec’d. Notes
6.50%	07/15/08	Baa2		100	100,864
6.95%	06/15/16	Baa2		1,000	1,032,609

					1,133,473

Banks — 1.2%
American Express Bank FSB,
Sr. Unsec’d. Notes
2.955%(c)	06/12/09	Aa3		500	497,256
6.00%	09/13/17	Aa3		300	292,463
American Express Centurion Bank,
Sr. Unsec’d. Notes
6.00%	09/13/17	Aa3		3,200	3,104,176
Bank of America Corp.,
Sr. Unsec’d. Notes
4.637%(c)	10/14/16	Aa2		500	459,422
Sub. Notes, MTN
4.625%	02/07/17	Aa2	EUR	300	407,851
4.75%(c)	05/23/17	Aa2	EUR	600	888,825
Bank of America NA,
Notes
2.901%(c)	06/12/09	Aaa		500	497,317
Sr. Notes
0.801%	07/07/08	Aa	JPY	20,000	200,768
2.764%(c)	12/18/08	Aa1		650	648,508
Banque Centrale de Tunisie,
Unsub. Notes (Tunisia)
7.375%	04/25/12	Baa2		100	108,000
BNP Paribas,
Jr. Sub. Notes, 144A (France) (original cost $193,026; purchased 11/28/06)(f)(g)
5.186%(c)	06/29/49	Aa3		200	167,743
HBOS Capital Funding LP,
Gtd. Notes
9.54%(c)	03/31/49	A1	GBP	200	403,060
HBOS PLC,
Sub. Notes, 144A (original cost $686,035; purchased 05/10/07)(f)(g)
5.92%(c)	09/29/49	A1		700	514,974
HBOS Treasury Services PLC,
Bank Gtd. Notes, MTN, 144A (United Kingdom) (original cost $800,120; purchased 12/12/06)(f)(g)
2.818%(c)	07/17/08	Aa1		800	799,828
HSBC Holdings PLC,
Sub. Notes (United Kingdom)
6.50%	05/02/36	Aa3		600	580,447
JPMorgan Chase Bank NA,
Jr. Sub. Notes
4.375%	11/30/21	Aa1	EUR	600	745,561
Sub. Notes
6.00%	10/01/17	Aa1		2,000	2,084,446
National Australia Bank Ltd.,
Sub. Notes, MTN (Australia)
5.06%(c)	06/29/16	Aa2		300	279,044
Rabobank Capital Funding Trust,
Gtd. Notes, 144A (original cost $195,166; purchased 12/15/06)(f)(g)
5.254%(c)	12/29/49	Aa2		200	166,115
Realkredit Danmark AS, Mortgage (Denmark)
5.00%	10/01/38	Aaa	DKK	4,264	854,167
RSHB Capital SA for OJSC Russian Agricultural Bank,
Bonds, 144A (Luxembourg)
7.175%	05/16/13	A3		3,000	3,053,250
VTB Capital SA for Vneshtorgbank,
Sr. Notes, 144A (Luxembourg) (original cost $300,000; purchased 10/27/06)(f)(g)
3.839%(c)	08/01/08	Aa1		300	296,625
Westpac Banking Corp.,
Sr. Unsec’d. Notes
3.04%(c)	06/06/08	Aa1		700	699,866

					17,749,712

Biotechnology — 0.2%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.17%(c)	11/28/08	A2		2,800	2,796,707

Commercial Services
Western Union Co. (The),
Gtd. Notes
5.93%	10/01/16	A3		100	99,277

Construction — 0.4%
C8 Capital SPV Ltd.,
Notes (Mexico)(g)
6.64%(c)	12/29/49	BBB-(d)		5,000	4,719,750
C8 Capital SPV Ltd.,
Notes, 144A (Mexico) (original cost $1,889,852; purchased 02/06/07 - 03/28/07)(f)(g)
6.64%(c)	12/29/49	BBB-(d)		1,900	1,753,092
DR Horton, Inc.,
Gtd. Notes
6.00%	04/15/11	Ba1		100	90,500

					6,563,342

Consumer Products & Services
Newell Rubbermaid, Inc.,
Sr. Unsec’d. Notes
4.00%	05/01/10	Baa2		100	98,973

Containers & Packaging
Sealed Air Corp.,
Sr. Unsec’d. Notes, 144A (original cost $98,058; purchased 10/19/06)(f)(g)
5.625%	07/15/13	Baa3		100	104,546

Diversified Financial Services — 1.2%
BAE Systems Holdings, Inc.,
Gtd. Notes, 144A (original cost $104,671; purchased 04/04/07)(f)(g)
6.40%	12/15/11	Baa2		100	108,169
El Paso Performance-Linked Trust,
Sr. Unsec’d. Notes, 144A (original cost $212,500; purchased 03/15/07)(f)(g)
7.75%	07/15/11	Ba3		200	204,488
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
7.127%(c)	01/13/12	B1		400	295,897
7.25%	10/25/11	B1		500	410,712
7.80%	06/01/12	B1		100	82,487
GATX Financial Corp.,
Sr. Unsec’d. Notes
5.125%	04/15/10	Baa1		100	101,082
General Electric Capital Corp.,
Sr. Unsec’d. Notes, MTN
3.244%(c)	10/24/08	Aaa		100	99,914
3.274%(c)	10/26/09	Aaa		100	98,990
3.994%(c)	10/21/10	Aaa		300	297,273
5.031%(c)	03/16/09	Aaa		500	499,187
5.625%	09/15/17	Aaa		2,000	2,046,518
Sub. Notes, 144A (original cost $2,195,796; purchased
08/30/07)(f)(g)
6.50% (c)	09/15/67	Aa1	GBP	1,100	2,080,977
GMAC LLC,
Sr. Unsec’d. Notes
4.315%(c)	05/15/09	B1		1,700	1,452,931
6.00%	12/15/11	B1		100	74,749
6.75%	12/01/14	B1		100	70,770
7.00%	02/01/12	B1		100	76,048
Unsub. Notes, MTN
3.749%(c)	09/23/08	B1		600	566,067
Kaupthing Bank,
Sr. Notes, 144A (Iceland) (original cost $99,475; purchased 10/19/06)(f)(g)
5.75%	10/04/11	A1		100	79,824
ORIX Corp.,
Unsub. Notes (Japan)
5.48%	11/22/11	Baa1		100	96,835
Petroleum Export Ltd.,
Sr. Notes(g)
5.265%	06/15/11	Baa1		2,886	2,895,357

Rockies Express Pipeline LLC,
Gtd. Notes, 144A (original cost $598,300; purchased 09/17/07)(f)(g)
4.25% (c)	08/20/09	Baa2	600	600,124
SB Treasury Co. LLC,
Jr. Sub. Notes, 144A (original cost $317,025; purchased 12/20/06)(f)(g)
9.40% (c)	12/29/49	A1	300	303,915
SLM Corp.,
Sr. Unsec’d. Notes, MTN
3.541% (c)	07/25/08	Baa2	200	196,572
Sr. Unsec’d. Notes, MTN, 144A (original cost $398,643; purchased 05/29/07, 06/08/07)(f)(g)
2.546% (c)	04/18/08	Baa2	400	399,369
SMFG Preferred Capital,
Sub. Notes, 144A (original cost $200,000; purchased 12/13/06)(f)(g)
6.078% (c)	01/29/49	A2	200	156,800
TNB Capital (L) Ltd.,
Gtd. Notes, 144A (Malaysia)
5.25%	05/05/15	Baa1	200	205,640
Tokai Preferred Capital Co. LLC,
Bonds, 144A (original cost $919,944; purchased 11/06/07)(f)(g)
9.98% (c)	12/29/49	A1	900	904,101
TransCapitalInvest Ltd. for OJSC AK Transneft,
Notes
6.103%	06/27/12	A2	4,000	4,001,600

				18,406,396

Diversified Operations
EnCana Holdings Finance Corp.,
Gtd. Notes (Canada)
5.80%	05/01/14	Baa2	100	105,644
Siemens Financieringsmaatschappij NV,
Gtd. Notes, 144A (Netherlands) (original cost $300,000; purchased 08/09/06)(f)(g)
3.118%(c)	08/14/09	A1	300	300,209

				405,853

Electric — 0.3%
Consumers Energy Co.,
First Mortgage
5.00%	02/15/12	Baa1	200	202,666
Empresa Nacional de Electricidad SA,
Unsub. Notes (Chile)
8.625%	08/01/15	Baa3	1,000	1,175,055
Enersis SA,
Sr. Unsec’d. Notes (Chile)
7.375%	01/15/14	Baa3	1,000	1,103,131
FirstEnergy Corp.,
Sr. Unsec’d. Notes
6.45%	11/15/11	Baa3	100	104,676
Majapahit Holding BV,
Gtd. Notes (Netherlands)
7.25%	10/17/11	Ba3	1,850	1,863,007
NRG Energy, Inc.,
Gtd. Notes
7.375%	01/15/17	B1	500	486,250

				4,934,785

Electronic Components — 0.1%
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
5.25%	06/01/15	Baa2	1,200	1,187,232

Financial - Bank & Trust — 0.6%
American Express Co.,
Sr. Unsec’d. Notes
7.00%	03/19/18	A1		1,220	1,280,779
Barclays Bank PLC (United Kingdom),
Sr. Unsub. Notes
5.45%	09/12/12	Aa1		800	819,393
Sub. Notes, MTN
6.00%	01/23/18	Aa2	EUR	600	916,765
8.25%(c)	02/28/49	Aa2	GBP	200	398,967
Caisse Nationale des Caisses d’Epargne et de Prevoyance,
Jr. Sub. Notes, MTN (France)
6.117%(c)	10/29/49	A1	EUR	300	400,445
Export-Import Bank of Korea,
Notes (South Korea)
3.166%(c)	06/01/09	Aa3		500	500,844
Glitnir Banki HF,
Bonds, 144A (Iceland) (original cost $200,427; purchased 01/12/07, 02/22/07)(f)(g)
4.421%(c)	01/18/12	A2		200	151,267
HSBC Capital Funding LP,
Bank Gtd. Notes, 144A (original cost $785,309; purchased 05/09/07)(f)(g)
9.547%(c)	12/29/49	A1		700	752,362
Mizuho Financial Group Cayman Ltd.,
Bank Gtd. Notes (Cayman Islands)
8.375%	01/29/49	Aa3		700	709,415
Mizuho JGB Investment LLC,
Sub. Notes, 144A (original cost $1,328,194; purchased 11/06/07, 11/08/07)(f)(g)
9.87%(c)	12/29/49	A1		1,300	1,305,401
Royal Bank of Scotland PLC,
Jr. Sub. Notes (United Kingdom)
7.092%(c)	10/29/49	Aa3	EUR	100	140,524
Santander Perpetual SA Unipersonal,
Bank Gtd. Notes, 144A (Spain) (original cost $300,000; purchased 10/18/07)(f)(g)
6.671%(c)	10/29/49	Aa2		300	270,348
Santander US,
Bank Gtd. Notes, 144A (Spain) (original cost $200,000; purchased 11/21/06)(f)(g)
3.074%(c)	11/20/09	Aa1		200	197,848
State Street Capital Trust III,
Gtd. Notes
8.25%(c)	12/29/49	A1		1,000	986,480
State Sreet Capital Trust IV,
Gtd. Notes
3.80%(c)	06/15/37	A1		300	224,724
Wells Fargo & Co.,
Sr. Unsec’d. Notes
4.375%	01/31/13	Aa1		500	497,440

					9,553,002

Financial Services — 2.0%
American General Finance Corp.,
Notes
6.90%	12/15/17	A1		4,400	4,300,006
Bear Stearns Cos., Inc. (The),
Notes
6.95%	08/10/12	Baa1		900	900,444
Sr. Unsec’d. Notes
7.25%	02/01/18	Baa1		100	103,339
Capital One Financial Corp.,
Sr. Unsec’d. Notes
6.75%	09/15/17	A3		600	569,143
Citigroup Captial XXI,
Gtd. Notes
8.31%(c)	12/21/47	A1		2,000	1,970,746
Citigroup Funding, Inc.,
Gtd. Notes
2.599%(c)	04/23/09	Aa3		500	493,815
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.695%(c)	12/26/08	Aa3		100	99,857
6.125%	11/21/17	Aa3		1,900	1,897,196
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.639%(c)	12/23/08	Aa3		500	496,816
2.689%(c)	12/22/08	Aa3		200	198,570
2.689%(c)	12/23/08	Aa3		300	298,090
5.95%	01/18/18	Aa3		3,200	3,168,800
Sub. Notes
6.75%	10/01/37	A1		2,900	2,697,966
HSBC Finance Corp.,
Sr. Notes
3.07%(c)	05/21/08	Aa3		100	100,041
3.954%(c)	10/21/09	Aa3		100	96,515
HSBC Financial Corp. Ltd.,
Gtd. Notes (Canada)
4.97%(c)	05/03/12	Aa3	CAD	200	194,186
International Lease Finance Corp.,
Sr. Unsec’d. Notes
4.234%(c)	04/20/09	A1		100	97,831
JPMorgan Chase & Co.,
Notes, MTN
2.679%(c)	06/25/10	Aa2		400	389,826
Sr. Notes
6.00%	01/15/18	Aa2		1,100	1,147,103
Sr. Unsec’d. Notes, MTN
2.656%(c)	06/26/09	Aa2		500	496,657
JPMorgan Chase Capital XX,
Gtd. Notes
6.55%	09/29/36	Aa3		100	87,486
JPMorgan Chase Capital XXII,
Gtd. Notes
6.45%	02/02/37	Aa3		200	172,562
Landsbanki Islands HF,
Sr. Unsec’d. Notes, 144A (original cost $101,150; purchased 10/23/06)(f)(g)
6.10%	08/25/11	A2		100	89,156
Lehman Brothers Holdings, Inc.,
Notes, MTN
2.649%(c)	12/23/08	A1		700	680,531
Sr. Unsec’d. Notes, MTN
5.625%	01/24/13	A1		4,800	4,667,352
Merrill Lynch & Co., Inc.,
Notes, MTN

3.888%(c)	10/23/08	A1		100	99,653
5.191%	10/23/08	A1		100	99,653
Sr. Unsec’d. Notes, MTN
3.138%(c)	12/04/09	A1		400	389,784
Morgan Stanley,
Notes
4.738%(c)	10/15/15	Aa3		100	80,968
TNK-BP Finance SA,
Gtd. Notes (Luxembourg)
7.50%	07/18/16	Baa2		1,750	1,680,280
UBS AG,
Sr. Unsec’d. Notes (Switzerland)
5.875%	12/20/17	Aa1		1,000	1,022,128
UFJ Finance Aruba AEC,
Bank Gtd. Notes
8.75%	11/29/49	Aa3		400	401,000
Unicredit Luxembourg Finance SA,
Gtd. Notes, 144A (Luxembourg) (original cost $1,300,000; purchased 10/17/06)(f)(g)
3.768%(c)	10/24/08	Aa2		1,300	1,298,640

					30,486,140

Foods
Kraft Foods, Inc.,
Sr. Unsec’d. Notes
6.25%	06/01/12	Baa2		100	104,141
Sara Lee Corp.,
Sr. Unsec’d. Notes
6.25%	09/15/11	Baa1		100	105,942
Tate & Lyle International Finance PLC,
Gtd. Notes, 144A (United Kingdom) (original cost $102,333; purchased 02/21/07)(f)(g)
6.125%	06/15/11	Baa2		100	101,895

					311,978

Forest Products & Paper
Weyerhaeuser Co.,
Sr. Unsec’d. Notes
3.599%(c)	09/24/09	Baa2		500	492,793

Gaming
Mandalay Resort Group,
Sr. Unsec’d. Notes
6.50%	07/31/09	Ba2		300	298,875

Healthcare Services
HCA, Inc.,
Sr. Sec’d. Notes
9.25%	11/15/16	B2		500	518,750

Healthcare-Products
Boston Scientific Corp.,
Sr. Unsec’d. Notes
6.00%	06/15/11	Ba2		100	97,500
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
5.499%(c)	10/02/09	Baa2		300	292,047

					389,547

Insurance — 0.1%
American International Group, Inc.,
Jr. Sub. Notes
4.875%(c)	03/15/37	Aa3	EUR	100	118,524
Sr. Unsec’d. Notes, MTN
5.85%	01/16/18	A2		500	490,670
American International Group, Inc.,
Sr. Unsec’d. Notes, 144A (original cost $200,000; purchased 12/19/06)(f)(g)
2.599%(c)	06/23/08	Aa2		200	199,112

					808,306

Lodging
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes (Liberia)
8.00%	05/15/10	Ba1		200	203,354

Media — 0.1%
Time Warner, Inc.,
Gtd. Notes
3.30%(c)	11/13/09	Baa2		1,000	957,545
5.109%(c)	11/13/09	Baa2		100	95,755

					1,053,300

Medical Supplies & Equipment — 0.2%
Covidien International Finance SA,
Gtd. Notes, 144A (Luxembourg) (original cost $2,029,140; purchased 11/14/07)(f)(g)
6.00%	10/15/17	Baa1		2,000	2,061,406
Mckesson Corp.,
Sr. Unsec’d. Notes
5.70%	03/01/17	Baa3		100	98,555

					2,159,961

Metals & Mining — 0.3%
Alcan, Inc.,
Debs. (Canada)
6.45%	03/15/11	A3		100	106,457
BHP Billiton Finance Ltd.,
Gtd. Notes (Australia)
5.125%	03/29/12	A1		300	304,967
Codelco, Inc.,
Unsec’d. Notes (Chile)
6.15%	10/24/36	Aa3		750	768,263
Freeport-McMoRan Copper & Gold, Inc.,
Sr. Unsec’d. Notes
8.394%(c)	04/01/15	Ba2		200	196,500
Vale Overseas Ltd.,
Gtd. Notes
6.25%	01/11/16	Baa3		1,400	1,396,430
6.25%	01/23/17	Baa3		1,000	995,878
8.25%	01/17/34	Baa3		750	837,493

					4,605,988

Office Equipment
Xerox Corp.,
Gtd. Notes
9.75%	01/15/09	Baa2		100	103,900

Oil, Gas & Consumable Fuels — 0.6%
Gaz Capital SA,
Sr. Notes (Luxembourg)
5.875%	06/01/15	A3	EUR	1,500	2,122,559
Petronas Capital Ltd.,
Gtd. Notes, 144A (Malaysia)
7.875%	05/22/22	A1		500	631,858

Ras Laffan Liquefied Natural Gas Co. Ltd. II,
Bonds(g)
5.298%	09/30/20	Aa2	3,550	3,450,245
Ras Laffan Liquefied Natural Gas Co. Ltd. III,
Sr. Sec’d. Notes (original cost $2,974,530; purchased 12/06/07)(f)(g)
5.832%	09/30/16	Aa2	3,000	2,964,600
Transocean, Inc.,
Sr. Unsec’d. Notes
3.214% (c)	09/05/08	Baa1	300	298,504

				9,467,766

Petroleum Exploration & Production — 0.5%
ABN Amro Bank/Deutschland for OAO Gazprom,
Unsec’d. Notes (Germany)
9.625%	03/01/13	A3	4,800	5,390,880
Tengizchevroil Finance Co. SARL,
Sr. Sec’d. Notes(g)
6.124%	11/15/14	Baa3	2,750	2,650,450

				8,041,330

Pharmaceuticals
Merck & Co., Inc.,
Sr. Unsec’d. Notes
4.75%	03/01/15	Aa3	200	202,287

Pipelines — 0.1%
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A (original cost $500,000; purchased 12/14/07)(f)(g)
6.514%	12/15/12	Baa3	500	519,272
Roseton/Danskammer,
Pass-Through Certificates
7.27%	11/08/10	Ba3	162	162,299

				681,571

Real Estate Investment Trusts
Nationwide Health Properties,
Unsec’d. Notes
6.50%	07/15/11	Baa3	200	208,655
Vornado Realty LP,
Sr. Unsec’d. Notes
5.60%	02/15/11	Baa2	100	96,749

				305,404

Retail & Merchandising — 0.1%
CVS Caremark Corp.,
Sr. Unsec’d. Notes
5.75%	08/15/11	Baa2	100	104,610
JC Penney Corp., Inc.,
Sr. Unsec’d. Notes
7.375%	08/15/08	Baa3	200	201,675
Kohls Corp.,
Sr. Unsec’d. Notes
6.25%	12/15/17	Baa1	100	95,224
Target Corp.,
Sr. Unsec’d. Notes
7.00%	01/15/38	A2	500	513,929
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
2.70%(c)	06/16/08	Aa2	200	200,012
5.80%	02/15/18	Aa2	200	209,605

				1,325,055

Specialty Retail
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.925% (c)	12/16/09	Baa1	200	190,724

Telecommunications — 0.4%
America Movil SAB de CV,
Gtd. Notes (Mexico)
4.958%(c)	06/27/08	A3	500	493,750
5.50%	03/01/14	A3	2,350	2,363,994
BellSouth Corp.,
Gtd. Notes
3.165%(c)	08/15/08	A2	200	199,743
Sr. Unsec’d. Notes
5.20%	09/15/14	A2	100	99,835
Sr. Unsec’d. Notes, 144A (original cost $1,582,912; purchased 04/18/07)(f)(g)
4.24%	04/26/21	A2	1,600	1,601,024
CenturyTel, Inc.,
Sr. Unsec’d. Notes
6.00%	04/01/17	Baa2	200	192,218
Deutsche Telekom International Finance BV,
Gtd. Notes (Netherlands)
8.25%	06/15/30	A3	100	119,958
Embarq Corp.,
Sr. Unsec’d. Notes
6.738%	06/01/13	Baa3	100	96,700
Motorola, Inc.,
Sr. Unsec’d. Notes
6.00%	11/15/17	Baa1	100	85,666
Rogers Wireless, Inc.,
Sr. Unsec’d. Notes (Canada)
7.25%	12/15/12	Baa3	100	107,073
Sprint Nextel Corp.,
Sr. Unsec’d. Notes
6.00%	12/01/16	Baa3	200	155,500

				5,515,461

Tobacco
Reynolds American, Inc.,
Sr. Sec’d. Notes
3.50% (c)	06/15/11	Ba1	500	475,000

Transportation
CSX Corp.,
Sr. Unsec’d. Notes
6.30%	03/15/12	Baa3	100	103,412
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN
5.85%	11/01/16	Baa1	100	97,187

				200,599

Utilities
Exelon Corp.,
Sr. Unsec’d. Notes
6.75%	05/01/11	Baa1	100	105,519

TOTAL CORPORATE BONDS
(cost $133,583,640)				131,386,703

FOREIGN GOVERNMENT BONDS — 3.3%
Brazilian Government Bond,
Unsub. Notes (Brazil)
8.00%	01/15/18	Ba1	1,000	1,120,000
Bundesrepublik Deutschland Bond,

Bonds (Germany)
3.75%	01/04/17	Aaa	EUR	600	935,603
4.00%	07/04/16	Aaa	EUR	2,500	3,973,808
4.25%	07/04/14	Aaa	EUR	800	1,299,796
5.50%	01/04/31	Aaa	EUR	2,850	5,081,415
5.625%	01/04/28	Aaa	EUR	1,160	2,089,267
6.25%	01/04/30	Aaa	EUR	1,100	2,132,462
Canada Housing Trust,
Foriegn Gov’t. Gtd. Notes, 144A (Canada) (original cost $3,647,576; purchased 02/07/08)(f)(g)
4.55%	12/15/12	Aaa	CAD	3,600	3,668,391
Federative Republic of Brazil,
Sr. Unsec’d. Notes (Brazil)
12.50%	01/05/22	Ba1	BRL	1,500	933,920
France Government Bond (France)
4.00%	10/25/14	Aaa	EUR	1,000	1,589,050
5.75%	10/25/32	Aaa	EUR	1,100	2,009,283
Indonesia Government International Bond,
Sr. Unsec’d. Notes (Indonesia)
6.875%	03/09/17	Ba3		700	737,506
Mexico Government International Bond,
Sr. Unsec’d. Notes, MTN (Mexico)
8.00%	09/24/22	Baa1		400	507,520
Netherlands Government Bond,
Bonds (Netherlands)
3.75%	07/15/14	Aaa	EUR	200	315,098
Quebec Provice,
Bonds (Canada)
5.00%	12/01/38	Aa2	CAD	500	503,381
Republic of Argentina,
Sr. Unsec’d. Notes (Argentina)
3.092% (c)	08/03/12	B3		148	78,810
Republic of Brazil,
Sr. Unsec’d. Notes (Brazil)
10.25%	01/10/28	Ba1	BRL	2,200	1,167,265
Republic of Colombia,
Unsec’d. Notes (Colombia)
7.375%	01/27/17	Ba2		300	331,800
7.375%	09/18/37	Ba2		1,475	1,581,938
Republic of Indonesia,
Sr. Unsec’d. Notes (Indonesia)
6.75%	03/10/14	Ba3		750	789,564
Republic of Panama,
Unsec’d. Notes (Panama)
7.125%	01/29/26	Ba1		900	972,000
Republic of Peru,
Sr. Unsec’d. Notes (Peru)
7.35%	07/21/25	Ba2		500	562,500
Republic of Venezuela,
Unsec’d. Notes (Venezuela)
6.00%	12/09/20	B2		700	504,385
Russian Federation Regulations,
Unsub. Notes (Russia)
7.50%	03/31/30	Baa2		1,527	1,758,053
8.25%	03/31/10	Baa2		7,372	7,799,939
Spanish Government,
Bonds (Spain)
4.75%	07/30/14	Aaa	EUR	1,000	1,653,274
5.75%	07/30/32	Aaa	EUR	160	289,162
Ukraine Government,
Bonds (Ukraine)
6.385%	06/26/12	B1		1,500	1,520,625
Unsec’d. Notes
7.65%	06/11/13	B1		800	850,000
United Kingdom Gilt,
Bonds (United Kingdom)
3.176%	05/20/09	Aaa	GBP	100	535,487
4.25%	03/07/11	Aaa	GBP	200	400,925
5.75%	12/07/09	Aaa	GBP	2,000	4,092,722

TOTAL FOREIGN GOVERNMENT BONDS
(cost $48,957,381)					51,784,949

COLLATERALIZED MORTGAGE OBLIGATIONS —2.7%

Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
5.133% (c)	09/25/35	Aaa		550	533,386
American Home Mortgage Investment Trust,
Series 2005-2, Class 5A2
2.749% (c)	09/25/35	Aaa		154	153,425
Banc of America Large Loan, Inc.,
Series 2007-BMB1, Class A1, 144A (original cost $591,099; purchased 10/05/07)(f)(g)
3.328% (c)	06/15/29	Aaa		591	568,271
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-7, Class 6A
4.653%(c)	10/25/33	Aaa		39	37,344
Series 2003-9, Class 2A1
4.488%(c)	02/25/34	Aaa		508	474,692
Series 2004-2, Class 22A
4.409%(c)	05/25/34	Aaa		100	98,491
Series 2004-10, Class 21A1
4.862%(c)	01/25/35	Aaa		767	742,749
Series 2004-10, Class 22A1
4.958%(c)	01/25/35	Aaa		530	497,918
Series 2005-2, Class A1
4.125%(c)	03/25/35	Aaa		871	831,992
Series 2005-2, Class A2
4.125% (c)	03/25/35	Aaa		431	410,685
Series 2005-5, Class A1
4.55%(c)	08/25/35	Aaa		535	531,516
Series 2005-5, Class A2
4.55%(c)	08/25/35	Aaa		1,581	1,506,815
Series 2005-9, Class A1
4.625%(c)	10/25/35	Aaa		153	145,162
Bear Stearns Alt-A Trust,
Series 2005-7, Class 22A1
5.706%(c)	09/25/35	Aaa		277	227,455
Series 2005-9, Class 24A1
5.576%(c)	11/25/35	Aaa		295	233,403
Series 2005-10, Class 24A1
5.882%(c)	01/25/36	Aaa		460	361,560
Series 2006-6, Class 32A1
5.792%(c)	10/25/36	Aaa		223	150,639
Series 2006-8, Class 3A1
2.759%(c)	02/25/36	Aaa		246	193,570

Bear Stearns Second Lien Trust,
Series 2007-SV1A, Class A1, 144A (original cost $287,927; purchased 01/15/08)(f)(g)
2.819%(c)	12/25/36	Aaa		357	293,282
Bear Stearns Structured Products, Inc.,
Series 2007-R6, Class 1A1
5.684%(c)	09/25/37	Aaa		730	616,816
Series 2007-R6, Class 2A1
5.783%(c)	09/25/37	Aaa		464	383,853
Series 2007-R7, Class A1, 144A (original cost $540,712; purchased 08/27/07)(f)(g)
2.806%(c)	01/26/37	NR		544	517,284
CC Mortgage Funding Corp.,
Series 2007-2A, Class A1, 144A (original cost $481,000; purchased 06/05/07)(f)(g)
2.729%(c)	05/25/48	Aaa		481	312,650
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6, Class A1
4.748%(c)	08/25/35	Aaa		313	310,522
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-3, Class 2A2B
4.683%(c)	08/25/35	Aaa		507	479,559
Series 2005-6, Class A2
4.248%(c)	08/25/35	Aaa		151	143,667
Commercial Mortgage Pass-Through Certificates,
Series 1999-1, Class A2
6.455%	05/15/32	Aaa		60	59,522
Countrywide Alternative Loan Trust,
Series 2005-21CB, ClassA3
5.25%	06/25/35	Aaa		54	47,018
Series 2006-OA12, Class A1A
2.616%(c)	07/21/46	Aaa		50	48,580
Series 2006-OA14, Class 2A1
2.789%(c)	11/25/46	Aaa		127	97,153
Series 2006-OA19, Class A1
2.716%(c)	02/20/47	Aaa		475	356,599
Series 2006-OA22, Class A1
2.759%(c)	02/25/47	Aaa		378	287,799
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-12, Class 11A1
6.136%(c)	08/25/34	Aaa		375	334,795
6.139%(c)	08/25/34	Aaa		27	23,914
Series 2004-12, Class 12A1
4.716%(c)	08/25/34	Aaa		116	110,606
Series 2004-22, Class A3
4.796%(c)	11/25/34	Aaa		79	73,967
Series 2004-HYB5, Class 2A1
4.842%(c)	04/20/35	Aaa		452	429,303
Credit Suisse Mortgage Capital Certificate,
Series 2006-C5, Class A3
5.311%	12/15/39	Aaa		400	388,535
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB6, Class A1, 144A (original cost $422,819; purchased 07/09/07)(f)(g)
2.719%(c)	07/25/37	Aaa		423	398,222
CS First Boston Mortgage Securities Corp.,
Series 2003-AR20, Class 2A1
4.094%(c)	08/25/33	Aaa		113	104,768
Series 2004-AR3, Class 2A1
4.427%(c)	04/25/34	Aaa		536	519,158
Deutsche ALT-A Securities, Inc. / Alternate Loan Trust,
Series 2006-AB4, Class A1B1
3.235%(c)	10/25/36	Aaa		79	75,261
Series 2006-AR6, Class A1
2.679%(c)	01/25/37	Aaa		113	105,947
Series 2007-1, Class 1A1
2.689%(c)	08/25/37	Aaa		396	386,769
Fannie Mae,
Series 2002-74, Class PC
5.00%	03/25/15	Aaa		74	74,656
Series 2005-47, Class PA
5.50%	09/25/24	Aaa		827	837,718
Series 2005-54, Class ZM
4.50%	06/25/35	Aaa		114	90,267
Series 2006-16, Class FC
2.906%(c)	03/25/36	Aaa		257	253,084
Series 2007-73, Class A1
3.195%(c)	07/25/37	Aaa		512	468,689
Series 2007-114, Class A6
2.799%(c)	10/27/37	Aaa		700	663,123
FHLMC Structured Pass-Through Securities,
Series T-61, Class 1A1
5.922%(c)	07/25/44	Aaa		25	24,321
First Horizon Asset Securities, Inc.,
Series 2003-AR2, Class 2A1
4.749%	07/25/33	AAA	(d)	480	478,490
Series 2003-AR4, Class 2A1
4.419%(c)	12/25/33	Aaa		60	57,884
Freddie Mac,
Series 1565, Class G
6.00%	08/15/08	Aaa		34	34,061
Series 2504, Class J
5.50%	05/15/16	Aaa		389	396,531
Series 2608, Class FJ
3.521%(c)	03/15/17	Aaa		132	132,820
Series 2631, Class PC
4.50%	03/15/16	Aaa		702	712,386
Series 2638, Class FA
3.521%(c)	11/15/16	Aaa		113	112,583
Series 2904, Class CM
5.00%	01/15/18	Aaa		137	140,606
Series 2906, Class GZ

5.00%	09/15/34	Aaa			470	415,969
Series 2962, Class YC
4.50%	09/15/14	Aaa			308	310,884
Series 2987, Class HD
4.50%	07/15/18	Aaa			468	476,050
Series 3059, Class CA
5.00%	03/15/25	Aaa			59	60,325
Series 3117, Class PN
5.00%	11/15/21	Aaa			49	49,866
Series 3174, Class FM
3.361%(c)	05/15/36	Aaa			189	181,500
Series 3253, Class A
5.00%	01/15/22	Aaa			160	165,443
Series 3266, Class C
5.00%	02/15/20	Aaa			393	403,581
Series 3335, Class AF
3.271%(c)	10/15/20	Aaa			867	852,292
Series 3335, Class BF
3.271%(c)	07/15/19	Aaa			863	849,878
Series 3336, Class GA
5.00%	05/15/27	Aaa			549	557,175
Series 3346, Class FA
3.351%(c)	02/15/19	Aaa			1,779	1,766,599
Series R006, Class ZA
6.00%	04/15/36	Aaa			336	334,250
Greenpoint Mortgage Funding Trust,
Series 2006-AR6, Class A1A
2.679%(c)	10/25/46	Aaa			208	187,517
GS Mortgage Securities Corp. II,
Series 1998-C1, Class A2
6.62%	10/18/30	AAA	(d)		45	45,308
Series 2007-EOP, Class A1, 144A (original cost $158,683; purchased 06/01/07)(f)(g)
3.17% (c)	03/06/20	Aaa			159	146,540
GSR Mortgage Loan Trust,
Series 2003-1, Class A2
4.513%(c)	03/25/33	Aaa			48	45,426
Harborview Mortgage Loan Trust,
Series 2003-1, Class A
5.00%(c)	05/19/33	AAA	(d)		104	100,693
Series 2004-1, Class 2A
4.621%(c)	04/19/34	Aaa			506	482,610
Series 2005-2, Class 2A1A
2.779%(c)	05/19/35	Aaa			87	68,644
Series 2006-12, Class 2A11
2.649%(c)	12/19/36	Aaa			264	248,648
Series 2006-12, Class 2A2A
2.749%(c)	12/19/36	Aaa			238	180,834
HSI Asset Securitization Corp. Trust,
Series 2007-WF1, Class 2A1
2.659%(c)	05/25/37	Aaa			423	399,879
Immeo Residential Finance PLC,
Series 2, Class A
5.108%(c)	12/15/16	Aaa		EUR	293	444,916
Impac Secured Assets CMN Owner Trust,
Series 2006-4, Class A2A
2.679%(c)	09/25/36	Aaa			151	142,585
Indymac Index Mortgage Loan Trust,
Series 2006-AR14, Class 1A1A
2.689%(c)	11/25/46	Aaa			163	151,425
Series 2006-AR35, Class 2A2
2.699%(c)	01/25/36	Aaa			89	85,125
JLOC Ltd.,
Series 36A, Class A1, 144A (Japan) (original cost $293,856; purchased 04/23/07)(f)(g)
1.143%(c)	02/16/16	Aaa		JPY	33,868	337,321
Series 37A, Class A1, 144A (Japan) (original cost $467,645; purchased 06/28/07)(f)(g)
1.222%(c)	01/15/15	Aaa		JPY	50,616	503,215
JP Morgan Mortgage Trust,
Series 2003-A2, Class 3A1
4.381%(c)	11/25/33	AAA	(d)		62	59,056
Series 2004-S1, Class 1A3
4.50%	08/25/19	Aaa			204	202,774
Series 2005-A1, Class 6T1
5.02%(c)	02/25/35	Aaa			134	127,775
Lehman Brothers Floating Rate Commercial Mortgage Trust,
Series 2006-LLFA, Class A1, 144A (original cost $33,262; purchased 08/07/06)(f)(g)
3.201%(c)	09/15/21	Aaa			33	31,270
Master Adjustable Rate Mortgages Trust,
Series 2003-6, Class 2A1
5.038%(c)	12/25/33	Aaa			550	528,875
Series 2007-3, Class 22A1
2.709%(c)	05/25/47	Aaa			126	123,467
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A2, Class 1A1
6.852%(c)	02/25/33	Aaa			270	269,333
Series 2004-A1, Class 2A2
4.58%(c)	02/25/34	AAA	(d)		514	483,367
Series 2005-A8, Class A3A2
3.385%(c)	08/25/36	Aaa			91	61,816
Merrill Lynch Mortgage Trust,
Series 2004-BPC1, Class A1
3.585%	10/12/41	AAA	(d)		33	32,851
MLCC Mortgage Investors, Inc.,
Series 2005-2, Class 1A
4.25% (c)	10/25/35	Aaa			817	637,504
Series 2005-2, Class 2A
4.25% (c)	10/25/35	Aaa			504	485,915
Provident Funding Mortgage Loan Trust,
Series 2003-1, Class A
3.799%(c)	08/25/33	Aaa			425	415,001
Residential Accredit Loans, Inc.,
Series 2005-Q01, Class A1
2.899%(c)	08/25/35	Aaa			183	142,043
Series 2006-QO7, Class 3A1
2.699%(c)	09/25/46	Aaa			105	96,559

Series QO6, Series A1
2.779%(c)	06/25/46	Aaa	629	512,624
Residential Funding Mortgage Securities I,
Series 2005-SA4, Class 1A21
5.212%(c)	09/25/35	Aaa	501	423,273
Securitized Asset Backed Receivables LLC Trust,
Series 2007-BR5, Class A2A
2.729%(c)	05/25/37	Aaa	415	379,522
Small Business Administration Praticipation Certificates,
Series 2007-20A, Class 1
5.17%	12/01/28	NR	700	678,741
Series 2007-20K, Class 1
5.51%	12/01/27	NR	800	807,016
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 4A1
4.18%(c)	02/25/34	Aaa	555	495,700
Series 2004-4, Class 3A2
4.59%(c)	04/25/34	Aaa	84	79,323
Series 2004-12, Class 7A1
5.21%(c)	09/25/34	Aaa	164	159,970
Structured Asset Mortgage Investments, Inc.,
Series 2004-AR5, Class 1A1
2.889%(c)	10/19/34	Aaa	24	20,888
Series 2005-AR7, Class A8
2.669%(c)	08/25/36	Aaa	114	111,799
Structured Asset Securities Corp.,
Series 2006-NC1, Class A6
2.649%(c)	05/25/36	Aaa	120	114,568
Series 2006-OPT1, Class A3
2.709%(c)	04/25/36	Aaa	500	482,780
Series 2006-11, Class A1 (original cost $212,684; purchased 10/24/06)(f)(g)
5.463%(c)	10/25/35	AAA(d)	213	204,159
TBW Mortgage Backed Pass-Through Certificates,
Series 2006-4, Class A1B
2.699%(c)	09/25/36	Aaa	96	93,837
Thornburg Mortgage Securities Trust,
Series 2006-2, Class A1C
2.719%(c)	04/25/36	Aaa	300	295,783
Series 2006-5, Class A1
2.719%(c)	08/25/36	Aaa	228	213,088
Series 2006-6, Class A1
2.709%(c)	11/25/11	Aaa	146	137,923
Washington Mutual Alternative Mortgage Pass-Through
Certificates,
Series 2006-AR5, Class 3A
5.462%(c)	07/25/46	Aaa	80	51,088
Washington Mutual Mortgage Pass-Through Certificates,
Series 2002-AR17, Class 1A
5.526%(c)	11/25/42	Aaa	5	5,211
Series 2003-AR1, Class 2A
7.02%(c)	02/25/33	Aaa	54	53,401
Series 2003-AR5, Class A7
4.208%(c)	06/25/33	Aaa	489	488,177
Series 2006-AR5, Class A12A
5.502%	06/25/46	Aaa	181	143,061
Series 2006-AR9, Class 1A
5.326%(c)	08/25/46	Aaa	787	549,789
Series 2006-AR9, Class 1AB1
2.679%(c)	08/25/46	Aaa	15	15,271
Series 2006-AR13, Class 2A
5.572%	10/25/46	Aaa	385	317,126
Series 2006-AR15, Class 2A
5.826%(c)	11/25/46	Aaa	239	198,003
Series 2006-AR19, Class 1A1A
5.056%(c)	01/25/47	Aaa	392	322,895
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-AA, Class A1
4.996%(c)	12/25/34	Aaa	518	487,278
Series 2004-S, Class A1
3.541%(c)	09/25/34	Aaa	285	271,260
Series 2005-AR10, Class 2A12
4.109%(c)	06/25/35	AAA(d)	18	17,577
Series 2005-AR11, Class 1A1
4.615%(c)	06/25/35	Aaa	865	825,281

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS
(cost $43,850,880)				41,730,357

ASSET-BACKED SECURITIES — 1.5%
ACE Securities Corp.,
Series 2006-ASP4, Class A2A
2.649%(c)	08/25/36	Aaa	62	61,090
Series 2006-CW1, Class A2A
2.649%(c)	07/25/36	Aaa	32	31,386
Series 2006-HE1, Class A2A
2.679%(c)	02/25/36	Aaa	5	4,870
Series 2006-HE2, Class A2A
2.659%(c)	05/25/36	Aaa	5	4,950
Series 2007-ASP2, Class A2A
2.689%(c)	06/25/37	Aa1	411	394,799
Argent Securities, Inc.,
Series 2006-M2, Class A2A
2.649%(c)	09/25/36	Aaa	116	113,525
Series 2006-M3, Class A2A
2.649%(c)	10/25/36	Aa1	233	228,755
Series 2006-W5, Class A2A
2.639%(c)	06/25/36	Aaa	53	52,954
Asset Backed Funding Certificates,
Series 2004-OPT5, Class A1

2.949%(c)	06/25/34	AAA(d)	129		114,466
Series 2006-HE1, Class A2A
2.659%(c)	01/25/37	Aaa	262		252,212
Series 2006-OPT1, Class A3A
2.639%(c)	09/25/36	Aaa	101		99,244
Series 2006-OPT2, Class A3A
2.659%(c)	10/25/36	Aaa	76		73,799
Asset Backed Securities Corp. Home Equity,
Series 2004-HE6, Class A1
2.874%(c)	09/25/34	Aaa	17		14,916
Series 2006-HE7, Class A2
2.649%(c)	11/25/36	Aaa	103		99,945
BA Credit Card Trust,
Series 2008-A1, Class A1
3.89% (c)	04/15/13	Aaa	1,300		1,287,407
Bear Stearns Asset Backed Securities Trust,
Series 2006-AQ1, Class 2A1
2.679%(c)	09/25/36	Aa1	126		123,673
Series 2006-HE9, Class 1A1
2.649%(c)	09/25/36	Aaa	165		158,754
Carrington Mortgage Loan Trust,
Series 2006-NC5, Class A1
2.649%(c)	12/25/36	Aaa	280		262,927
Chase Credit Card Master Trust,
Series 2002-3, Class A
3.291%(c)	09/15/11	Aaa	500		495,931
Series 2003-3, Class A
2.928%(c)	10/15/10	Aaa	800		800,147
Chase Issuance Trust,
Series 2005-A1, Class A1
2.828%(c)	12/15/10	Aaa	300		299,986
Citibank Credit Card Issuance Trust,
Series 2003-A6, Class A6
2.90%	05/17/10	Aaa	67		67,003
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH3, Class A1
2.649%(c)	10/27/36	Aaa	51		50,399
Series 2006-WFH3, Class A2
2.699%(c)	10/27/36	Aaa	200		183,606
Series 2006-WFH4, Class A1
2.649%(c)	11/25/36	Aaa	83		82,229
Series 2007-AMC3, Class A2A
2.709%(c)	03/25/37	Aaa	400		370,553
Countrywide Asset-Backed Certificates,
Series 2006-11, Class 3AV1
2.659%(c)	09/25/46	Aaa	77		75,813
Series 2006-13, Class 3AV1
2.649%(c)	07/25/46	Aaa	40		39,307
Series 2006-15, Class A1
2.709%(c)	10/25/46	Aaa	122		118,855
Series 2006-17, Class 2A1
2.649%(c)	10/25/46	Aaa	70		69,171
Series 2006-21, Class 2A1
2.649%(c)	12/25/46	Aaa	177		168,429
Series 2006-23, Class 2A1
2.649%(c)	11/25/37	Aaa	120		118,536
Series 2006-24, Class 2A1
2.649%(c)	12/25/47	Aaa	315		304,757
Series 2006-25, Class 2A1
2.669%(c)	01/25/46	Aaa	909		882,572
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-3, Class 1A3
2.839%(c)	04/25/35	Aaa	—	(r)	138
Credit Based Asset Servicing & Securitization LLC,
Series 2006-CB9, Class A1
2.659%(c)	11/25/36	Aaa	328		305,210
First Franklin Mortgage Loan Asset Backed Certificates,
Series 2006-FF15, Class A3
2.649%(c)	11/25/36	Aaa	458		433,757
Series 2006-FF16, Class 2A1
2.649%(c)	12/25/36	Aaa	143		135,402
Series 2006-FF18, Class A2A
2.669%(c)	12/25/37	Aaa	245		236,285
First NLC Trust,
Series 2007-1, Class A1, 144A (original cost $418,873; puchased 06/22/07)(f)(g)
2.669%(c)	08/25/37	Aaa	419		401,398
First USA Credit Card Master Trust,
Series 1998-6, Class A
2.935%(c)	04/18/11	Aaa	500		499,389
Fremont Home Loan Trust,
Series 2005-E, Class 2A2
2.769%(c)	01/25/36	Aaa	39		39,096
Series 2006-3, Class 2A1
2.669%(c)	02/27/37	Aaa	69		67,384
GSAMP Trust,
Series 2006-HE7, Class A2A
2.639%(c)	11/25/46	Aaa	299		284,870
Series 2006-NC1, Class A1
2.669%(c)	02/25/36	Aaa	2		2,215
HFC Home Equity Loan Asset Backed Certificates,
Series 2006-4, Class A1V
2.606%(c)	03/20/36	Aaa	179		175,548
HSI Asset Securitization Corp. Trust,
Series 2006-HE2, Class 2A1
2.649%(c)	12/25/36	Aaa	602		559,282
Series 2007-OPT1, Class 2A1

2.649%(c)	02/25/37	Aaa	339	327,400
Indymac Residential Asset Backed Trust,
Series 2006-D, Class 2A1
2.649%(c)	11/25/36	Aaa	63	62,265
Series 2006-E, Class 2A1
2.659%(c)	04/25/37	Aaa	267	260,694
Series 2007-B, Class 2A1
2.679%(c)	07/25/37	Aaa	362	341,551
JPMorgan Mortgage Acquisition Corp.,
Series 2006-CH1, Class A2
2.649%(c)	11/25/28	Aaa	119	115,978
Series 2006-CH2, Class AV2
2.649%(c)	10/25/36	Aaa	122	116,532
Series 2006-CW2, Class AV2
2.639%(c)	08/25/36	Aaa	59	57,960
Series 2006-HE3, Class A2
2.669%(c)	11/25/36	Aaa	135	128,497
Series 2006-WMC, Class A2
2.649%(c)	08/25/36	Aaa	85	83,847
Series 2006-WMC3, Class A3
2.709%(c)	08/25/36	Aaa	200	187,875
Lehman XS Trust,
Series 2006-11, Class 1A1
2.679%(c)	06/25/46	Aaa	52	51,188
Series 2006-16N, Class A1A
2.679%(c)	11/25/46	Aaa	210	195,301
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
2.879%(c)	10/25/34	Aaa	12	11,150
Series 2006-6, Class 2A1
2.639%(c)	07/25/36	Aaa	56	55,098
Series 2006-10, Class 2A1
2.639%(c)	11/25/36	Aaa	164	156,177
Master Asset Backed Securities Trust,
Series 2006-AM3, Class A1
2.659%(c)	10/27/36	Aaa	28	27,943
Series 2006-HE5, Class A1
2.659%(c)	11/25/36	Aaa	284	275,027
MBNA Master Credit Card Trust,
Series 1998-E, Class A
5.388%(c)	09/15/10	Aaa	300	300,206
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-4, Class 2A1
2.659%(c)	06/25/37	Aaa	420	393,253
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-A10, Class A
2.809%(c)	02/25/36	Aaa	199	159,935
Series 2006-MLN1, Class A2A
2.669%(c)	07/25/37	Aaa	106	103,948
Series 2006-RM3, Class A2A
2.629%(c)	06/25/37	Aaa	94	92,648
Series 2006-RM4, Class A2A
2.679%(c)	09/25/37	Aaa	108	104,853
Series 2006-RM5, Class A2A
2.659%(c)	10/25/37	Aaa	173	161,033
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-4, Class A3
5.172%(c)	12/12/49	Aaa	900	866,132
Morgan Stanley ABS Capital I,
Series 2006-HE4, Class A1
2.639%(c)	06/25/36	Aaa	49	48,644
Series 2006-HE7, Class A2A
2.649%(c)	09/25/36	Aaa	242	235,534
Series 2006-NC2, Class A2B
2.719%(c)	02/25/36	Aaa	350	342,520
Series 2006-NC5, Class A2A
2.639%(c)	10/25/36	Aaa	153	141,870
Series 2006-NC5, Class A2B
2.709%(c)	12/25/36	Aaa	300	267,234
Series 2007-HE6, Class A1
2.659%(c)	05/25/37	Aaa	390	373,628
Series 2007-NC3, Class A2A
2.659%(c)	05/25/37	Aaa	397	365,233
Morgan Stanley Home Equity Loans,
Series 2006-2, Class A2
2.709%(c)	02/25/36	Aaa	242	240,140
Nationstar Home Equity Loan Trust,
Series 2007-C, Class 2AV1
2.659%(c)	06/25/37	Aaa	398	386,223
Nelnet Student Loan Trust,
Series 2005-1, Class A2
5.094%(c)	01/26/15	Aaa	72	71,624
New Century Home Equity Loan Trust,
Series 2005-D, Class A2B
2.769%(c)	02/25/36	Aaa	176	175,233
Newcastle Mortgage Securities Trust,
Series 2006-1, Class A1
2.669%(c)	03/25/36	Aaa	3	2,868
Option One Mortgage Loan Trust,
Series 2006-2, Class 2A1
2.649%(c)	07/25/36	Aaa	52	51,228
Series 2006-3, Class 2A1
2.639%(c)	02/25/37	Aaa	133	126,814
Residential Asset Mortgage Products, Inc.,
Series 2006-RS6, Class A1

2.669%(c)	11/25/36	Aaa	32	30,862
Series 2006-RZ4, Class A1A
2.679%(c)	08/25/36	Aaa	103	97,777
Series 2006-RZ5, Class A1A
2.699%(c)	08/25/46	Aaa	206	196,242
Residential Asset Securities Corp.,
Series 2006-EMX8, Class A1A
2.679%(c)	10/25/36	Aaa	92	89,241
Series 2006-EMX9, Class 1A1
2.669%(c)	11/25/36	Aaa	306	291,684
Series 2006-KS6, Class A1
2.639%(c)	08/25/36	Aaa	48	47,715
Series 2006-KS7, Class A1
2.649%(c)	09/25/36	Aaa	72	70,932
Series 2006-KS9, Class AI1
2.669%(c)	11/25/36	Aaa	332	324,576
Saxon Asset Securities Trust,
Series 2006-3, Class A1
2.659%(c)	11/25/36	Aaa	78	76,756
SBI Heloc Trust,
Series 2006-1A, Class 1A2A, 144A (original cost $101,084; purchased 09/28/06)(f)(g)
2.769%(c)	08/25/36	Aaa	101	96,772
Securitized Asset Backed Receivables LLC Trust,
Series 2006-NC3, Class A2A
2.649%(c)	09/25/36	Aaa	143	136,103
Series 2007-HE1, Class A2A
2.659%(c)	12/25/36	Aaa	151	136,965
SLC Student Loan Trust,
Series 2007-1, Class A1
3.045%(c)	02/15/15	Aaa	371	368,475
SLM Student Loan Trust,
Series 2006-9, Class A2
3.331%(c)	04/25/17	Aaa	287	285,935
Series 2007-2, Class A1
3.311%(c)	04/25/14	Aaa	468	466,304
Series 2007-5, Class A1
3.321%(c)	09/25/20	Aaa	319	317,809
Soundview Home Equity Loan Trust,
Series 2006-3, Class A1, 144A
2.639%(c)	11/25/36	Aaa	38	37,774
Series 2006-EQ1, Class A1
2.649%(c)	09/01/36	Aaa	62	60,895
Series 2006-EQ2, Class A1
2.679%(c)	01/25/37	Aaa	181	175,737
Series 2006-OPT3, Class 2A1
2.659%(c)	06/25/36	Aaa	4	3,660
Series 2006-WF1, Class A1A, 144A
2.699%(c)	10/25/36	Aaa	75	73,602
Series 2006 NLC1, ClassA1, 144A
(original cost $322,229; purchased 10/13/06)(f)(g)
2.659%(c)	11/25/36	Aaa	322	314,073
Specialty Underwritiing & Residential Finances,
Series 2006-BC5, Class A2B
2.644%(c)	11/25/37	Aaa	142	134,860
Structured Asset Investment Loan Trust,
Series 2005-11, Class A4
2.689%(c)	01/25/36	Aaa	12	11,761
Series 2006-4, Class A3
2.649%(c)	07/25/36	Aaa	123	119,074
Structured Asset Securities Corp.,
Series 2006-BC3, Class A2
2.649%	10/25/36	Aaa	273	265,085
Washington Mutual Asset-Backed Certificates,
Series 2006-HE5, Class 2A1
2.659%(c)	10/25/36	Aaa	356	338,589
Wells Fargo Home Equity Trust,
Series 2006-3, Class A1
2.649%(c)	01/25/37	Aaa	239	234,659
Series 2005-2, Class AI1A, 144A
(original cost $67,740; purchased 09/29/06)(f)(g)
2.829%(c)	10/25/35	Aaa	68	53,710
Series 2005-3, Class AII2, 144A
(original cost $73,005; purchased 09/28/06)(f)(g)
2.839%(c)	11/25/35	Aaa	73	70,187

TOTAL ASSET-BACKED SECURITIES
(cost $23,965,037)				23,040,038

MUNICIPAL BONDS — 0.5%
California — 0.3%
Golden State Tobacco
Securitization Corp., Revenue Bonds
5.125%	06/01/47	Baa3	900	714,105
State of California,
General Obligation Bonds
5.00%	06/01/37	A1	1,600	1,556,800
5.00%	11/01/37	A1	1,900	1,848,434
5.00%	12/01/37	A1	900	875,520

				4,994,859

Florida — 0.1%
Florida State Board of Education,
General Obligation Bonds
4.75%	06/01/37	Aa1	900	826,290

New Jersey
Tobacco Settlement Financing
Corp., Revenue Bonds
5.00%	06/01/47	Baa3	100	80,469

Ohio
Buckeye Tobacco Settlement Financing Authority,
Revenue Bonds
5.875%	06/01/30	Baa3	400	369,388
5.875%	06/01/47	Baa3	400	352,496

				721,884

Puerto Rico
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Zero	08/01/49	Aaa	100	6,530

Washington — 0.1%
Pierce County School District, General Obligation Bonds
5.00%	12/01/23	Aaa	1,100	1,131,669

West Virginia
Tobacco Settlement Finance Authority, Revenue Bonds
7.467%	06/01/47	Baa3	100	95,336

Wisconsin
State of Wisconsin, Revenue Bonds
8.14%	05/01/32	A1	400	400,000

TOTAL MUNICIPAL BONDS (cost $8,458,460)				8,257,037

BANK NOTES(c) — 0.4%
Chrysler Finco Term (original cost $3,780,698; purchased 07/31/07 - 11/28/07)(f)(g) 6.80%	08/03/12	BA-(d)	3,980	3,282,394
NRG Energy, Inc., (original cost $284,277; purchased 02/07/08)(f)(g) 4.35%	02/01/13	BA-(d)	316	294,893
NRG Energy, Inc., Term B (original cost $171,814; purchased 02/07/08)(f)(g) 4.20%	02/01/13	BA-(d)	155	145,094
NRG Energy, Inc., Term B (original cost $443,909; purchased 02/07/08)(f)(g) 4.20%	02/01/13	BA-(d)	493	460,487
TXU Corp., Term B3 (original cost $2,417,375; purchased 01/16/08 - 02/01/08)(f)(g) 6.60%	10/10/14	BA-(d)	2,625	2,382,472
TXU Corp., Term B3 (original cost $249,750; purchased 02/01/08, 03/06/08)(f)(g) 6.48%	10/10/14	BA-(d)	275	249,278

TOTAL BANK NOTES (cost $7,368,049)				6,814,618

CONVERTIBLE BONDS — 0.1%

Financial Services — 0.1%
Merrill Lynch(g) 9.00%	10/15/10	NR	1,100	882,501
(cost $1,100,000)
TOTAL LONG-TERM INVESTMENTS (cost $1,622,012,558)				1,581,032,681

SHORT-TERM INVESTMENTS — 20.0%
Shares

AFFILIATED MONEY MARKET MUTUAL FUND —15.1%
Dryden Core Investment Fund - Taxable Money Market Series (cost $234,304,359; includes $106,440,089 of cash collateral for securities on loan) (b)(w)	234,304,359	234,304,359

				Principal Amount (000)#

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.0%
Federal Home Loan Bank 1.50%	04/01/08			$30,700	30,700,000
(cost $30,700,000)
COMMERCIAL PAPER(n) — 1.0%
Bank of Scotland 3.11%	05/06/08	A1+(d	)	3,200	3,190,419
Barclays US
3.025%	05/20/08	A1+(d	)	4,900	4,881,793
3.095%	05/05/08	A1+(d	)	2,700	2,692,223
UBS Finance
2.94%	06/05/08	A1+(d	)	500	497,521
3.02%	04/30/08	A1+(d	)	400	398,946
Westpac Banking (cost $3,090,747; purchased 02/04/08)(h)
3.07%	05/06/08	A1+(d	)	3,100	3,090,811

TOTAL COMMERCIAL PAPER (cost $14,749,377)					14,751,713

		Contracts/ Notional Amount (000)#

OUTSTANDING OPTIONS PURCHASED* — 0.9%
Call Options — 0.8%
2 Year U.S. Treasury Note Futures, expiring 04/25/2008, Strike Price $110.50		37,400	2,922
expiring 05/23/2008, Strike Price $121.00		2,600	203
expiring 05/25/2008, Strike Price $110.00		24,400	5,719
5 Year U.S. Treasury Note Futures, expiring 05/23/2008, Strike Price $124.00		36,200	2,828
expiring 05/23/2008, Strike Price $125.00		48,100	3,758
expiring 05/23/2008, Strike Price $137.00		14,200	1,109
10 Year U.S. Treasury Note Futures, expiring 05/23/2008, Strike Price $137.00		9,400	1,469
20 Year U.S. Treasury Bond Futures, expiring 05/23/2008, Strike Price $143.00		22,200	3,469
expiring 05/23/2008, Strike Price $145.00		3,900	609
Currency Option, on EUR vs JPY, expiring 07/10/2008 @ Cross Currency FX Rate 161.40	EUR	3,200	55,719
expiring 06/03/2010 @ Cross Currency FX Rate 148.40	EUR	2,200	206,190
Currency Option, on EUR vs USD, expiring 05/19/2010 @ FX Rate 1.37	EUR	800	170,823
expiring 05/21/2010 @ FX Rate 1.38	EUR	1,200	245,629
expiring 06/03/2010 @ FX Rate 1.37	EUR	1,700	351,546
expiring 07/08/2010 @ FX Rate 1.39	EUR	700	130,606
Currency Option, on USD vs JPY, expiring 06/23/2008 @ FX Rate 118.15		2,700	68
expiring 09/16/2008 @ FX Rate 118.00		7,500	772
expiring 03/17/2010 @ FX Rate 103.80		1,300	113,681

expiring 06/03/2010 @ FX Rate 107.85		1,285	12,847
Euro-Bobl Futures, expiring 05/23/2008, Strike Price $120.00	EUR	10,200	805
expiring 05/23/2008, Strike Price $122.00	EUR	6,800	537
Euro-Bund Futures, expiring 05/23/2008, Strike Price $127.00	EUR	1,400	221
Euro-Schatz Futures, expiring 05/23/2008, Strike Price $108.00	EUR	6,600	521
FNMA, expiring 05/06/2008, Strike Price $105.00		25,000	—
expiring 05/06/2008, Strike Price $106.00		7,000	—
Swap 3 Month LIBOR, expiring 09/19/2008 @ 4.55%		30,000	1,123,636
expiring 09/26/2008 @ 4.75%		8,100	332,025
expiring 09/26/2008 @ 4.75%		4,800	196,755
expiring 09/26/2008 @ 4.75%		7,600	311,529
expiring 12/15/2008 @ 3.15%		53,100	685,560
expiring 12/15/2008 @ 3.15%		1,600	20,657
expiring 02/02/2009 @ 3.15%		9,600	118,686
expiring 02/02/2009 @ 3.50%		18,700	312,559
expiring 03/18/2009 @ 7.00%	GBP	29,900	2,358,721
expiring 07/02/2009 @ 3.60%		4,100	63,239
expiring 07/06/2009 @ 4.25%		37,800	903,757
expiring 08/28/2009 @ 5.00%		16,600	563,129
expiring 08/28/2009 @ 5.00%		3,500	118,732
expiring 08/28/2009 @ 5.00%		8,100	274,780
expiring 09/08/2009 @ 4.75%		72,300	2,152,237
Swap 6 Month EURIBOR, expiring 04/20/2009 @ 4.18%	EUR	179,900	2,035,567
expiring 09/14/2009 @ 4.00%	EUR	10,700	97,152
U.S. Treasury Bond Futures, expiring 04/25/2008, Strike Price $140.00		37,100	5,797

			12,986,569

Put Options — 0.1%
10 Year U.S. Treasury Bond Futures, expiring 05/23/2008, Strike Price $96.00		7,300	1,141
expiring 05/28/2008, Strike Price $100.00		13,800	2,156
10 Year U.S. Treasury Note Futures, expiring 05/23/2008, Strike Price $87.00		400	63
expiring 05/23/2008, Strike Price $92.00		9,700	1,516
expiring 05/23/2008, Strike Price $94.00		35,000	5,469
20 Year U.S. Treasury Bond Futures, expiring 05/23/2008, Strike Price $91.00		2,400	375
Currency Option, on EUR vs JPY, expiring 06/03/2010 @ Cross Currency FX Rate 148.40	EUR	2,200	238,537
expiring 07/10/2008 @ Cross currency FX Rate 161.40	EUR	3,200	237,435
Currency Option, on EUR vs USD, expiring 05/19/2010 @ FX Rate 1.37	EUR	800	28,123
expiring 05/21/2010 @ FX Rate 1.38	EUR	1,200	44,222
expiring 06/03/2010 @ FX Rate 1.37	EUR	1,700	61,947
expiring 07/08/2010 @ FX Rate 1.39	EUR	700	29,193
Currency Option, on USD vs JPY,
expiring 03/17/2010 @ FX Rate 103.80		1,300	24,103
expiring 06/03/2010 @ FX Rate 107.85		1,285	150,304
expiring 06/23/2008 @ FX Rate 118.15		2,700	432,983
Euro-Bund Futures, expiring 05/23/2008, Strike Price $105.00	EUR	26,800	4,231
Eurodollar Futures, expiring 06/16/2008, Strike Price $92.50	EUR	70,000	437
expiring 06/18/2008, Strike Price $92.75	GBP	28,000	—
FNMA, expiring 04/07/2008, Strike Price $83.47		19,000	2
expiring 04/07/2008, Strike Price $86.00		9,800	1
expiring 04/07/2008, Strike Price $91.00		1,000	1
expiring 04/07/2008, Strike Price $91.00		1,000	1
expiring 05/06/2008, Strike Price $86.00		5,000	1,003
expiring 05/06/2008, Strike Price $86.00		3,000	608
expiring 05/06/2008, Strike Price $92.00		9,000	4,860
expiring 06/05/2008, Strike Price $86.38		35,200	25,147
expiring 06/05/2008, Strike Price $89.00		1,200	141
U.S. Treasury Inflationary Index Bond Futures, expiring 04/24/2008, Strike Price $98.50		25,000	—
expiring 04/30/2008, Strike Price $85.00		9,000	—
expiring 04/30/2008, Strike Price $93.00		11,000	—

expiring 04/30/2008, Strike Price $105.00	6,000	—
expiring 05/21/2008, Strike Price $96.50	3,500	—
expiring 05/21/2008, Strike Price $90.50	11,900	—
U.S. Treasury Inflationary Index Bond Futures, expiring 05/15/2008, Strike Price $77.00	2,300	—

		1,293,999

TOTAL OUTSTANDING OPTIONS PURCHASED (cost $7,690,633)		14,280,568

	Principal Amount (000)#

REPURCHASE AGREEMENT — 0.7%
First Boston, 1.20%, dated 03/31/08 due 04/01/08 in the amount of $11,000,367 (cost $11,000,000; the value of collateral plus accrued interest was $11,257,649)(m)	$11,000	11,000,000

U.S. TREASURY OBLIGATIONS(n) — 0.3%
U.S. Treasury Bills
0.52%	04/17/08	2,300	2,299,468
0.835%	06/12/08	300	299,277
1.355%	06/12/08	1,250	1,246,988
1.62%	09/04/08(k)	200	198,735
2.18%	05/08/08(k)	400	399,395

TOTAL U.S. TREASURY OBLIGATIONS (cost $4,443,332)			4,443,863

CERTIFICATES OF DEPOSIT
HSBC Bank USA 5.061%(c)	07/28/08	500	500,526
(cost $502,534)
TOTAL SHORT-TERM INVESTMENTS (cost $303,390,235)			309,981,029

TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 122.1% (cost $1,925,402,793)			1,891,013,710

SECURITIES SOLD SHORT — (5.0)%
Federal Home Loan Mortgage Corp.
5.00%	TBA	400	(396,000)
6.00%	TBA	10,900	(11,175,901)
Federal National Mortgage Assoc.
5.00%	TBA	3,900	(3,859,783)
5.50%	TBA	12,200	(12,074,194)
5.50%	TBA	5,500	(5,551,563)
6.00%	TBA	1,800	(1,852,312)
Government National Mortgage Assoc.
5.50%	TBA	100	(101,937)
6.50%	TBA	1,000	(1,039,375)
U.S. Treasury Bonds
4.75%	02/15/37	1,000	(1,075,547)
5.00%	05/15/37	1,600	(1,789,875)
U.S. Treasury Inflationary Index Bonds
0.875%	04/15/10	10,300	(11,742,437)
3.00%	07/15/12	4,300	(5,656,866)
U.S. Treasury Notes
2.75%	02/28/13	4,000	(4,055,000)
4.125%	08/31/12	800	(858,187)
4.25%	08/15/13	3,500	(3,810,079)
4.625%	11/15/16	2,700	(2,978,859)
4.625%	02/15/17	6,700	(7,359,005)
4.75%	08/15/17	1,400	(1,548,968)

TOTAL SECURITIES SOLD SHORT (proceeds $75,786,778)			(76,925,888)

		Contracts/ Notional Amount (000)#

OUTSTANDING OPTIONS WRITTEN* — (0.7)%
PUT OPTIONS
10 Year U.S. Treasury Note Futures,
expiring 05/23/2008, Strike Price $112.00		1,300	(1,016)
expiring 05/23/2008, Strike Price $113.00		2,800	(3,937)
expiring 05/23/2008, Strike Price $114.00		3,500	(7,656)
expiring 05/23/2008, Strike Price $116.00		2,000	(10,625)
Currency Option, on AUD vs USD,
expiring 04/03/2008 @ FX Rate 0.90	AUD	1,300	(1,536)
Currency Option, on USD vs JPY,
expiring 09/16/2008 @ FX Rate 100.00		3,700	(152,973)
expiring 06/23/2008 @ FX Rate 117.90		2,700	(428,728)
Swap 3 Month LIBOR,
expiring 05/01/2008 @ 5.35%		200	(304)
expiring 06/18/2008 @ 4.75%	GBP	1,100	(20,754)
expiring 08/07/2008 @ 5.67%		300	(1,981)
expiring 08/07/2008 @ 5.67%		400	(2,641)
expiring 09/15/2008 @ 5.25%		1,000	(5,883)
expiring 09/15/2008 @ 5.25%		700	(4,118)
expiring 09/15/2008 @ 5.25%		900	(5,295)
expiring 09/20/2010 @ 5.365%		1,000	(24,297)
expiring 09/20/2010 @ 5.365%		1,000	(24,297)
U.S. Treasury Note Futures,
expiring 04/25/2008, Strike Price $113.00		2,400	(375)
expiring 04/25/2008, Strike Price $114.50		2,300	(1,437)
expiring 04/25/2008, Strike Price $117.00		2,400	(9,375)
expiring 04/25/2008, Strike Price $117.50		1,900	(10,094)
expiring 04/25/2008, Strike Price $118.00		1,900	(13,359)

			(730,681)

CALL OPTIONS — (0.7)%
10 Year U.S. Treasury Note Futures,
expiring 05/23/2008, Strike Price $117.00		1,700	(47,016)
expiring 05/23/2008, Strike Price $118.00		4,800	(102,000)
expiring 05/23/2008, Strike Price $118.50		1,100	(20,281)
expiring 05/23/2008, Strike Price $119.00		1,900	(30,578)
expiring 05/23/2008, Strike Price $121.00		3,400	(28,688)
expiring 05/23/2008, Strike Price $121.50		2,000	(14,375)
20 Year U.S. Treasury Note Futures,
expiring 05/23/2008, Strike Price $122.00		700	(8,094)
Currency Option, on USD vs JPY,
expiring 06/23/2008 @ FX Rate 117.90		2,700	(428,728)
Euro-Bund Futures,
expiring 04/23/2008, Strike Price $119.00	EUR	1,500	(1,421)
FNMA,
expiring 05/01/2008, Strike Price $101.00		4,000	(31,793)
Swap 3 Month LIBOR,
expiring 05/01/2008 @ 4.35%		200	(1,819)
expiring 08/07/2008 @ 5.67%		300	(49,285)
expiring 08/07/2008 @ 5.67%		400	(65,714)
expiring 09/08/2009 @ 5.15%		24,100	(1,617,528)
expiring 09/15/2008 @ 5.25%		1,000	(90,397)
expiring 09/15/2008 @ 5.25%		700	(63,278)
expiring 09/15/2008 @ 5.25%		900	(81,357)
expiring 09/19/2008 @ 5.05%		10,000	(765,374)
expiring 09/26/2008 @ 4.95%		2,100	(141,762)
expiring 09/26/2008 @ 4.95%		3,100	(209,268)
expiring 09/26/2008 @ 4.95%		3,500	(236,270)
expiring 12/15/2008 @ 4.30%		500	(20,062)
expiring 12/15/2008 @ 4.30%		17,800	(714,212)
expiring 03/18/2009 @ 7.00%	GBP	9,200	(2,153,476)
expiring 02/02/2009 @ 4.25%		3,200	(120,038)
expiring 02/02/2009 @ 4.30%		6,200	(244,259)
expiring 02/02/2009 @ 4.60%		1,500	(76,312)
expiring 07/02/2009 @ 4.20%		1,800	(59,411)
expiring 07/06/2009 @ 4.90%		12,600	(740,137)
expiring 08/28/2009 @ 5.32%		2,700	(201,743)
expiring 08/28/2009 @ 5.32%		5,600	(418,430)
expiring 08/28/2009 @ 5.32%		1,200	(89,664)
expiring 09/20/2010 @ 5.365%		1,000	(65,064)
expiring 09/20/2010 @ 5.365%		1,000	(65,064)
Swap 6 Month EURIBOR,
expiring 04/20/2009 @ 4.44%	EUR	58,000	(1,961,619)
expiring 09/14/2009 @ 4.23%	EUR	3,500	(85,904)
U.S. Treasury Note Futures,
expiring 04/25/2008, Strike Price $119.50		8,200	(73,031)
expiring 04/25/2008, Strike Price $120.00		5,000	(35,156)

			(11,158,608)

TOTAL OUTSTANDING OPTIONS WRITTEN (premium received $6,632,478)			(11,889,289)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 116.4% (cost $1,842,983,537)			1,802,198,533
Other liabilities in excess of other assets(x) — (16.4)%			(253,939,579)

NET ASSETS — 100.0%			$1,548,258,954

The following abbreviations are used in portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

CVT	Convertible Security

EAFE	Europe, Australasia, Far East

GDR	Global Depositary Receipt

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s

PIK	Payment-in-kind

SPDR	Standard & Poor’s Depository Receipts

TBA	To Be Announced

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Francs

CNY	Chinese Yuan

DKK	Danish Krone

EUR	Euro

GBP	British Pound

INR	Indian Rupee

JPY	Japanese Yen

KRW	Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

PHP	Philippine Peso

PLZ	Polish Zloty

RUB	Russian Ruble

SGD	Singapore Dollar

USD	United States Dollar

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The rating reflected is as of March 31, 2008. Rating of certain bonds may have changed subsequent to that date.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $102,554,501; cash collateral of $106,440,089 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(f)

Private Placement restricted as to resale and does not have a readily available market. The aggregate cost of such securities is $36,580,623. The aggregate value of $35,184,593 is approximately 2.3% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(h)

Security is restricted as to resale and generally is sold only to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution (does not include 144A securities - see footnote above). At the end of the current reporting period, the aggregate cost of such securities was $3,090,747. The aggregate market value of $3,090,811 is approximately 0.2% of net assets. These securities have been deemed to be liquid under procedures established by the Board of Trustees.

(k)	Securities segregated as collateral for futures contracts.

(m)	Repurchase agreement is collateralized by United State Treasuries or federal agency obligations.

(n)	Rates shown are the effective yields at purchase date.

(r)	Less than $1,000 par.

(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)

Other liabilities in excess of other assets include unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate, credit default and total return swap agreements as follows:

Futures contracts open at March 31, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2008	Unrealized Appreciation (Depreciation)

Long Positions:
55	90 Day Euro Dollar	Dec 08	$13,307,651	$13,423,463	$115,812
69	90 Day Euro Dollar	Mar 09	16,545,301	16,873,088	327,787
53	90 Day Euro Dollar	Jun 09	12,760,525	12,935,975	175,450
108	90 Day Euro Dollar	Sep 09	25,976,888	26,304,751	327,863
143	90 Day Euro Dollar	Dec 09	34,655,388	34,729,338	73,950
69	90 Day Euro Dollar	Mar 10	16,730,376	16,723,013	(7,363)
33	90 Day Euro EURIBOR	Jun 08	12,465,077	12,439,277	(25,800)
114	90 Day Euro EURIBOR	Sep 08	43,182,757	43,143,027	(39,730)
75	90 Day Euro EURIBOR	Dec 08	28,395,687	28,422,053	26,366
11	90 Day Euro EURIBOR	Mar 09	4,170,541	4,175,731	5,190
18	90 Day Euro EURIBOR	Jun 09	6,831,041	6,836,212	5,171
10	90 Day Euro EURIBOR	Sep 09	3,796,514	3,799,277	2,763
10	90 Day Euro EURIBOR	Dec 09	3,794,146	3,796,909	2,763
34	90 Day Sterling	Jun 08	7,972,220	7,975,445	3,225
164	90 Day Sterling	Sep 08	38,516,905	38,597,952	81,047
73	90 Day Sterling	Dec 08	17,146,530	17,233,314	86,784
5	90 Day Sterling	Mar 09	1,178,305	1,183,217	4,912
14	90 Day Sterling	Jun 09	3,282,444	3,315,959	33,515
15	90 Day S&P Emini	Jun 08	986,287	993,000	6,713
210	10 Year Euro-Bund	Jun 08	38,709,379	38,451,871	(257,508)
27	10 Year Japanese Bond	Jun 08	37,539,025	38,062,199	523,174
515	10 Year U.S. Treasury Notes	Jun 08	59,790,788	61,260,859	1,470,071

					2,942,155

Short Positions:
40	90 Day Euro Dollar	Jun 09	9,751,500	9,763,000	(11,500)
34	90 Day Euro Dollar	Sep 08	8,265,400	8,321,925	(56,525)
11	90 Day Euro EURIBOR	Sep 08	4,160,970	4,162,924	(1,954)
35	90 Day Euro EURIBOR	Sep 09	13,298,850	13,297,469	1,381
47	90 Day Euro EURIBOR	Mar 09	17,834,341	17,841,761	(7,420)
116	90 Day Sterling	Jun 08	27,183,004	27,210,342	(27,338)
183	5 Year Euro-Bobl	Jun 08	32,216,068	31,891,595	324,473
34	10 Year Euro-Bund	Jun 08	6,227,340	6,225,541	1,799
66	2 Year Euro-Schatz	Jun 08	10,886,598	10,889,203	(2,605)
42	10 Year U.K Gilt	Jun 08	9,079,465	9,277,393	(197,928)
272	2 Year U.S. Treasury Notes	Jun 08	58,540,328	58,656,500	(116,172)
1,016	5 Year U.S. Treasury Notes	Jun 08	115,292,587	116,062,125	(769,538)
393	20 Year U.S. Treasury Bonds	Jun 08	46,103,172	46,687,172	(584,000)

					(1,447,327)

					$1,494,828

Forward foreign currency exchange contracts outstanding at March 31, 2008:

Purchase Contracts		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)

Australian Dollar,
Expiring 04/24/08	AUD	185	$167,811	$169,349	$1,538
Brazilian Real,
Expiring 07/02/08	BRL	19,052	10,007,288	10,656,238	648,950
Expiring 12/02/08	BRL	2,254	1,219,588	1,214,766	(4,822)
British Pound,
Expiring 04/03/08	GBP	129	258,465	256,018	(2,447)
Expiring 04/17/08	GBP	129	256,181	256,018	(163)
Chinese Yuan,
Expiring 04/28/08	CNY	9,924	1,380,000	1,427,560	47,560
Expiring 07/02/08	CNY	11,279	1,555,775	1,657,683	101,908
Expiring 10/10/08	CNY	16,324	2,395,721	2,475,564	79,843
Expiring 03/02/09	CNY	6,767	957,500	1,063,157	105,657
Euros,
Expiring 04/03/08	EUR	7	11,660	11,686	26
Expiring 04/28/08	EUR	15	23,338	23,681	343
Indian Rupee,
Expiring 05/12/08	INR	105,791	2,542,167	2,628,437	86,270
Expiring 08/12/08	INR	11,717	295,000	289,256	(5,744)
Japanese Yen,
Expiring 05/12/08	JPY	383,418	3,771,201	3,856,434	85,233
Korean Won,
Expiring 05/30/08	KRW	2,330,664	2,508,306	2,354,972	(153,334)
Expiring 08/04/08	KRW	1,840,071	1,988,452	1,860,254	(128,198)
Malaysian Ringgit,
Expiring 05/12/08	MYR	10,416	3,113,782	3,254,884	141,102
Expiring 05/21/08	MYR	220	69,000	68,780	(220)
Mexican Peso,
Expiring 07/10/08	MXN	32,771	2,923,117	3,040,464	117,347
Philippines Peso,
Expiring 05/19/08	PHP	25,940	643,000	618,170	(24,830)
Expiring 08/22/08	PHP	3,412	84,000	80,594	(3,406)
Polish Zloty,
Expiring 07/10/08	PLZ	1,304	478,751	580,821	102,070
Russian Ruble,
Expiring 07/10/08	RUB	58,529	2,308,898	2,469,098	160,200
Expiring 11/05/08	RUB	47,429	1,905,575	1,976,411	70,836
Expiring 11/19/08	RUB	24,912	1,008,378	1,036,239	27,861
Singapore Dollar,
Expiring 05/22/08	SGD	1,182	819,921	860,844	40,923
Expiring 08/28/08	SGD	734	518,153	536,036	17,883
Expiring 11/21/08	SGD	463	329,255	338,405	9,150
Swiss Franc,
Expiring 06/09/08	CHF	662	635,451	666,605	31,154

			$44,175,734	$45,728,424	$1,552,690

Sale Contracts		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)

Brazilian Real,
Expiring 07/02/08	BRL	13,079	$7,411,000	$7,321,499	$89,501
Expiring 12/02/08	BRL	4,073	2,235,808	2,195,069	40,739
British Pound
Expiring 04/03/08	GBP	129	256,437	256,019	418
Expiring 04/08/08	GBP	1,020	2,027,291	2,024,332	2,959
Expiring 04/17/08	GBP	7,332	14,507,609	14,534,494	(26,885)
Canadian Dollar,
Expiring 04/17/08	CAD	720	722,920	701,253	21,667
Chinese Yuan,
Expiring 04/28/08	CNY	9,924	1,398,376	1,427,560	(29,184)
Expiring 07/02/08	CNY	4,019	556,262	590,662	(34,400)
Expiring 03/02/09	CNY	6,767	967,868	1,063,157	(95,289)
Danish Krone,
Expiring 06/09/05	DKK	4,178	849,308	881,597	(32,289)
Euros,
Expiring 04/28/08	EUR	18,402	28,682,911	29,025,082	(342,171)
Japanese Yen,
Expiring 05/12/08	JPY	592,802	5,869,888	5,962,432	(92,544)
Korean Won,
Expiring 05/30/08	KRW	149,798	164,000	151,380	12,620
Expiring 08/04/08	KRW	471,273	496,537	476,442	20,095
Mexican Peso,
Expiring 07/10/08	MXN	30,790	2,802,632	2,856,642	(54,010)
Russian Ruble,
Expiring 11/19/08	RUB	46,750	1,879,311	1,944,588	(65,277)
Singapore Dollar,
Expiring 08/28/08	SGD	304	219,959	222,292	(2,333)
Swiss Franc,
Expiring 06/09/08	CHF	92	88,310	92,640	(4,330)

			$71,136,427	$71,727,140	$(590,713)

Interest rate swap agreements outstanding at March 31, 2008:

Counterparty	Termination Date		Notional Amount#	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)

Bank of America N.A.(1)	06/18/13		$2,100,000	4.00%	3 month LIBOR	$31,491
Bank of America N.A.(1)	06/18/18		3,700,000	5.00%	3 month LIBOR	76,262
Bank of America N.A.(2)	06/18/10		1,400,000	4.00%	3 month LIBOR	(16,244)
Bank of America N.A.(2)	06/18/10		6,000,000	4.00%	3 month LIBOR	(77,280)
Bank of America N.A.(2)	06/18/23		2,900,000	5.00%	3 month LIBOR	28,264
Bank of America N.A.(2)	06/18/38		2,500,000	5.00%	3 month LIBOR	(78,284)
Barclays Bank PLC(1)	06/18/13		3,700,000	4.00%	3 month LIBOR	180,171
Barclays Bank PLC(1)	06/18/18		20,900,000	5.00%	3 month LIBOR	1,337,285
Barclays Bank PLC(2)	06/18/38		4,400,000	5.00%	3 month LIBOR	(140,711)
Barclays Bank PLC(2)	12/18/15		167,300,000	5.00%	3 month LIBOR	(1,118,308)
Citigroup, Inc.(2)	06/18/38		2,500,000	5.00%	3 month LIBOR	(105,397)
Citigroup, Inc.(2)	06/18/38		1,200,000	5.00%	3 month LIBOR	(20,312)
Citigroup, Inc.(2)	06/18/18		1,100,000	5.00%	3 month LIBOR	42,861
Citigroup, Inc.(2)	06/18/23		2,900,000	5.00%	3 month LIBOR	22,132
Deutsche Bank AG(2)	06/18/38		1,200,000	5.00%	3 month LIBOR	(102,634)
Deutsche Bank AG(2)	06/18/38		5,700,000	5.00%	3 month LIBOR	(25,458)
Deutsche Bank AG(2)	06/18/09		600,000	4.00%	3 month LIBOR	7,344
Deutsche Bank AG(2)	06/18/15		1,800,000	5.00%	3 month LIBOR	(79,443)
Goldman Sachs Capital Markets, L.P.(1)	06/18/13		200,000	4.00%	3 month LIBOR	5,372
Goldman Sachs Capital Markets, L.P.(1)	06/18/18		18,400,000	5.00%	3 month LIBOR	370,986
Lehman Brothers, Inc.(2)	06/18/23		5,800,000	5.00%	3 month LIBOR	(199,576)
Morgan Stanley Capital Services, Inc.(1)	06/18/18		28,000,000	5.00%	3 month LIBOR	1,617,098
Morgan Stanley Capital Services, Inc.(1)	06/18/13		7,100,000	4.00%	3 month LIBOR	318,624
Morgan Stanley Capital Services, Inc.(2)	06/18/15		7,400,000	5.00%	3 month LIBOR	(101,058)
Morgan Stanley Capital Services, Inc.(2)	06/18/10		10,700,000	4.00%	3 month LIBOR	(126,936)
Royal Bank of Scotland PLC(1)	06/18/10		1,225,000	4.00%	3 month LIBOR	7,772
Royal Bank of Scotland PLC(1)	06/18/18		1,800,000	5.00%	3 month LIBOR	118,296
Royal Bank of Scotland PLC(1)	06/18/18		2,500,000	5.00%	3 month LIBOR	32,016
Royal Bank of Scotland PLC(1)	06/18/18		4,200,000	5.00%	3 month LIBOR	153,897
Royal Bank of Scotland PLC(1)	06/18/13		6,700,000	4.00%	3 month LIBOR	304,861
Royal Bank of Scotland PLC(1)	06/18/13		8,800,000	4.00%	3 month LIBOR	201,056
Royal Bank of Scotland PLC(2)	06/18/10		16,400,000	4.00%	3 month LIBOR	(117,806)
Royal Bank of Scotland PLC(2)	06/18/15		400,000	5.00%	3 month LIBOR	(23,820)
Royal Bank of Scotland PLC(2)	06/18/23		600,000	5.00%	3 month LIBOR	(16,861)
Royal Bank of Scotland PLC(2)	06/18/38		800,000	5.00%	3 month LIBOR	(66,936)
Royal Bank of Scotland PLC(2)	06/18/38		300,000	5.00%	3 month LIBOR	(25,101)
UBS AG(1)	06/18/09		1,400,000	5.00%	3 month LIBOR	39,757
Morgan Stanley Capital Services, Inc.(1)	03/06/18		400,000	2.98%	CPURNSA rate	5,289
BNP Paribas(1)	02/05/09		4,300,000	0.71%	USSP Semi 2-Year Index	(464)
Merrill Lynch & Co.(2)	05/21/09		1,000,000	5.50%	ICAP CMM FRA Fixing Rate	(35,450)
Citigroup, Inc.(1)	01/15/09	AUD	2,700,000	6.50%	3 month Australian Bank Bill rate	(21,698)
Citigroup, Inc.(1)	09/15/09	AUD	29,300,000	7.00%	3 month Australian Bank Bill rate	(87,131)
Deutsche Bank AG(1)	01/15/09	AUD	6,890,000	6.50%	3 month Australian Bank Bill rate	(54,551)
Morgan Stanley Capital Services, Inc.(1)	09/15/09	AUD	11,000,000	7.00%	3 month Australian Bank Bill rate	(37,373)
UBS AG(1)	03/15/10	AUD	6,300,000	7.50%	3 month Australian Bank Bill rate	19,615
UBS AG(1)	09/15/09	AUD	18,600,000	7.00%	3 month Australian Bank Bill rate	(56,665)
Barclays Bank PLC(1)	12/15/09	AUD	1,600,000	7.00%	6 month Australian Bank Bill rate	(4,066)
Barclays Bank PLC(2)	12/15/17	AUD	200,000	6.75%	6 month Australian Bank Bill rate	3,951
Citigroup, Inc.(1)	01/15/10	AUD	300,000	6.50%	6 month Australian Bank Bill rate	(3,829)
Credit Suisse International(2)	06/15/17	AUD	6,700,000	6.50%	6 month Australian Bank Bill rate	69,256
Deutsche Bank AG(1)	01/15/10	AUD	1,800,000	6.50%	6 month Australian Bank Bill rate	(22,737)
Deutsche Bank AG(1)	06/15/13	AUD	2,300,000	7.25%	6 month Australian Bank Bill rate	3,227
Deutsche Bank AG(1)	06/15/10	AUD	9,200,000	7.00%	6 month Australian Bank Bill rate	(68,500)
Deutsche Bank AG(1)	06/15/10	AUD	5,800,000	7.00%	6 month Australian Bank Bill rate	(33,341)
Deutsche Bank AG(1)	06/16/11	AUD	3,000,000	7.25%	6 month Australian Bank Bill rate	11,018
Deutsche Bank AG(2)	03/15/11	AUD	7,000,000	7.50%	6 month Australian Bank Bill rate	74,248
Morgan Stanley Capital Services, Inc.(1)	12/15/09	AUD	3,700,000	7.00%	6 month Australian Bank Bill rate	(11,127)
Morgan Stanley Capital Services, Inc.(1)	12/15/09	AUD	1,600,000	7.00%	6 month Australian Bank Bill rate	(4,111)
Morgan Stanley Capital Services, Inc.(1)	06/15/10	AUD	4,500,000	7.00%	6 month Australian Bank Bill rate	(24,833)
Morgan Stanley Capital Services, Inc.(2)	12/15/17	AUD	200,000	6.75%	6 month Australian Bank Bill rate	4,024
UBS AG(1)	03/15/11	AUD	12,000,000	7.50%	6 month Australian Bank Bill rate	90,057
UBS AG(1)	06/16/11	AUD	9,600,000	7.25%	6 month Australian Bank Bill rate	25,547
UBS AG(2)	03/15/19	AUD	3,200,000	7.00%	6 month Australian Bank Bill rate	(44,597)
UBS AG(2)	03/15/19	AUD	600,000	7.00%	6 month Australian Bank Bill rate	(2,056)
Barclays Bank PLC(1)	01/02/12	BRL	3,700,000	10.68%	Brazilian interbank lending rate	(71,361)
Goldman Sachs Capital Markets, L.P.(1)	01/02/12	BRL	6,100,000	10.15%	Brazilian interbank lending rate	(267,568)
Goldman Sachs Capital Markets, L.P.(1)	01/02/12	BRL	6,600,000	10.15%	Brazilian interbank lending rate	(245,510)
Merrill Lynch & Co.(1)	01/02/12	BRL	4,700,000	12.54%	Brazilian interbank lending rate	(18,688)
Morgan Stanley Capital Services, Inc.(1)	01/02/12	BRL	18,600,000	10.12%	Brazilian interbank lending rate	(601,098)
Morgan Stanley Capital Services, Inc.(1)	01/02/12	BRL	4,500,000	10.12%	Brazilian interbank lending rate	(146,189)
UBS AG(1)	01/02/12	BRL	800,000	10.58%	Brazilian interbank lending rate	(28,455)
UBS AG(1)	01/02/12	BRL	5,000,000	10.58%	Brazilian interbank lending rate	(143,338)
UBS AG(1)	01/02/12	BRL	7,200,000	10.58%	Brazilian interbank lending rate	(162,645)

Citigroup, Inc.(2)	06/15/15	CAD	300,000	5.00%	3 month Canadian Bank floating rate	(11,235)
Barclays Bank PLC(1)	03/19/10	EUR	1,600,000	4.00%	6 month EURIBOR	6,537
Barclays Bank PLC(1)	03/19/18	EUR	2,000,000	5.00%	6 month EURIBOR	6,897
Citigroup, Inc.(1)	09/17/10	EUR	4,200,000	3.50%	6 month EURIBOR	(52,754)
Deutsche Bank AG(1)	12/15/11	EUR	6,100,000	4.00%	6 month EURIBOR	50,905
Deutsche Bank AG(1)	09/17/13	EUR	14,400,000	4.00%	6 month EURIBOR	(117,373)
Deutsche Bank AG(1)	03/19/10	EUR	1,600,000	4.50%	6 month EURIBOR	14,497
Deutsche Bank AG(1)	06/18/34	EUR	1,000,000	5.00%	6 month EURIBOR	11,202
Deutsche Bank AG(2)	03/19/38	EUR	3,900,000	5.00%	6 month EURIBOR	(404,933)
Deutsche Bank AG(2)	12/15/14	EUR	1,500,000	4.00%	6 month EURIBOR	2,555
Goldman Sachs Capital Markets, L.P.(1)	09/19/09	EUR	8,500,000	4.00%	6 month EURIBOR	(9,345)
Goldman Sachs Capital Markets, L.P.(1)	06/21/36	EUR	300,000	4.00%	6 month EURIBOR	(13,248)
Goldman Sachs Capital Markets, L.P.(1)	09/17/13	EUR	11,200,000	4.00%	6 month EURIBOR	(15,642)
Goldman Sachs Capital Markets, L.P.(2)	12/15/11	EUR	10,600,000	5.00%	6 month EURIBOR	(231,437)
Goldman Sachs Capital Markets, L.P.(2)	03/19/38	EUR	1,100,000	5.00%	6 month EURIBOR	(111,642)
Goldman Sachs Capital Markets, L.P.(2)	09/19/17	EUR	5,100,000	5.00%	6 month EURIBOR	(351,424)
Goldman Sachs Capital Markets, L.P.(2)	12/15/14	EUR	7,100,000	4.00%	6 month EURIBOR	(37,761)
Lehman Brothers, Inc.(1)	06/18/34	EUR	1,600,000	6.00%	6 month EURIBOR	(76,161)
Lehman Brothers, Inc.(1)	03/19/10	EUR	8,800,000	4.50%	6 month EURIBOR	34,425
Lehman Brothers, Inc.(2)	12/15/14	EUR	1,400,000	4.00%	6 month EURIBOR	28,252
Merrill Lynch & Co.(1)	06/18/34	EUR	200,000	6.00%	6 month EURIBOR	(1,281)
Morgan Stanley Capital Services, Inc.(1)	06/18/34	EUR	5,000,000	4.50%	6 month EURIBOR	10,303
Morgan Stanley Capital Services, Inc.(1)	06/18/34	EUR	200,000	4.50%	6 month EURIBOR	(52)
Morgan Stanley Capital Services, Inc.(1)	06/18/34	EUR	3,300,000	6.00%	6 month EURIBOR	(86,934)
Morgan Stanley Capital Services, Inc.(1)	03/19/10	EUR	1,600,000	4.50%	6 month EURIBOR	13,274
Morgan Stanley Capital Services, Inc.(1)	12/15/14	EUR	4,900,000	4.00%	6 month EURIBOR	55,989
Morgan Stanley Capital Services, Inc.(2)	06/15/17	EUR	500,000	4.00%	6 month EURIBOR	33,982
Morgan Stanley Capital Services, Inc.(2)	12/15/14	EUR	700,000	4.00%	6 month EURIBOR	17,506
Royal Bank of Scotland PLC(1)	06/18/34	EUR	400,000	4.50%	6 month EURIBOR	1,065
Barclays Bank PLC(1)	04/30/12	EUR	500,000	1.98%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	(11,555)
BNP Paribas(1)	12/15/11	EUR	1,000,000	1.99%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	(15,813)
Goldman Sachs Capital Markets, L.P.(1)	06/15/12	EUR	1,100,000	2.08%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	(17,858)
Goldman Sachs Capital Markets, L.P.(1)	03/15/12	EUR	200,000	2.00%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	(3,700)
Goldman Sachs Capital Markets, L.P.(1)	12/15/11	EUR	8,400,000	1.98%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	(136,132)
JP MorganChase Bank(1)	10/15/11	EUR	100,000	2.03%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	(360)
JP MorganChase Bank(1)	10/15/16	EUR	100,000	2.35%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	411
JP MorganChase Bank(1)	07/14/11	EUR	700,000	2.26%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	10,397
Royal Bank of Scotland PLC(1)	03/28/12	EUR	500,000	1.96%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	(10,891)
UBS AG(1)	10/15/16	EUR	100,000	2.35%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	162
UBS AG(2)	10/15/16	EUR	100,000	2.28%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	162
Barclays Bank PLC(1)	09/15/10	GBP	1,600,000	5.00%	6 month LIBOR	32,001
Barclays Bank PLC(1)	12/19/09	GBP	2,200,000	5.00%	6 month LIBOR	16,015
Barclays Bank PLC(2)	12/15/35	GBP	2,500,000	4.00%	6 month LIBOR	32,458
Barclays Bank PLC(2)	12/15/35	GBP	200,000	4.00%	6 month LIBOR	12,922
Barclays Bank PLC(2)	03/20/18	GBP	400,000	5.00%	6 month LIBOR	(30,632)
Credit Suisse International(1)	09/15/10	GBP	1,000,000	5.00%	6 month LIBOR	18,733
Credit Suisse International(2)	12/15/35	GBP	400,000	4.00%	6 month LIBOR	25,177
Deutsche Bank AG(1)	09/15/10	GBP	5,800,000	5.00%	6 month LIBOR	113,056
Deutsche Bank AG(1)	03/20/10	GBP	4,100,000	6.00%	6 month LIBOR	82,501
Goldman Sachs Capital Markets, L.P.(1)	09/17/13	GBP	7,600,000	5.00%	6 month LIBOR	54,315
Goldman Sachs Capital Markets, L.P.(1)	03/20/13	GBP	3,400,000	5.00%	6 month LIBOR	120,494
Goldman Sachs Capital Markets, L.P.(1)	03/20/13	GBP	4,900,000	5.50%	6 month LIBOR	201,095
Goldman Sachs Capital Markets, L.P.(2)	03/20/10	GBP	1,600,000	5.00%	6 month LIBOR	10,907
Goldman Sachs Capital Markets, L.P.(2)	06/15/09	GBP	1,000,000	5.00%	6 month LIBOR	10,584
Goldman Sachs Capital Markets, L.P.(2)	09/15/15	GBP	100,000	5.00%	6 month LIBOR	(3,719)
HSBC Bank USA, N.A.(1)	09/15/10	GBP	100,000	5.00%	6 month LIBOR	2,392
HSBC Bank USA, N.A.(1)	06/15/09	GBP	1,500,000	5.00%	6 month LIBOR	(46,364)
HSBC Bank USA, N.A.(2)	06/15/09	GBP	400,000	5.00%	6 month LIBOR	1,961
HSBC Bank USA, N.A.(2)	12/15/35	GBP	300,000	4.00%	6 month LIBOR	31,127
Morgan Stanley Capital Services, Inc.(1)	09/15/10	GBP	1,800,000	5.00%	6 month LIBOR	(597)
Morgan Stanley Capital Services, Inc.(1)	03/20/18	GBP	1,200,000	5.00%	6 month LIBOR	45,242
Morgan Stanley Capital Services, Inc.(1)	09/18/09	GBP	2,800,000	6.00%	6 month LIBOR	45,840
Royal Bank of Scotland PLC(1)	03/14/10	GBP	4,000,000	5.30%	6 month LIBOR	33,437
Royal Bank of Scotland PLC(1)	09/15/15	GBP	300,000	5.00%	6 month LIBOR	1,886
Royal Bank of Scotland PLC(1)	09/15/10	GBP	300,000	5.00%	6 month LIBOR	6,350
Royal Bank of Scotland PLC(1)	09/15/10	GBP	800,000	5.00%	6 month LIBOR	16,726
Royal Bank of Scotland PLC(2)	12/15/36	GBP	200,000	5.50%	6 month LIBOR	(25,186)
Royal Bank of Scotland PLC(2)	09/14/09	GBP	2,800,000	5.32%	6 month LIBOR	10,057
Barclays Bank PLC(1)	12/14/17	GBP	500,000	3.25%	United Kingdom Retail Price Index	(7,889)
Royal Bank of Scotland PLC(1)	09/10/27	GBP	100,000	3.44%	United Kingdom Retail Price Index	(5,118)
Royal Bank of Scotland PLC(1)	12/19/17	GBP	800,000	3.18%	United Kingdom Retail Price Index	(14,339)
Barclays Bank PLC(1)	06/20/36	JPY	10,000,000	2.50%	6 month LIBOR	5,601
Deutsche Bank AG(1)	12/15/35	JPY	560,000,000	2.50%	6 month LIBOR	469,317
Deutsche Bank AG(1)	06/20/27	JPY	110,000,000	3.00%	6 month LIBOR	19,516
Deutsche Bank AG(1)	12/20/12	JPY	590,000,000	1.50%	6 month LIBOR	51,689
Deutsche Bank AG(2)	06/20/17	JPY	200,000,000	2.00%	6 month LIBOR	(57,731)
Goldman Sachs Capital Markets, L.P.(2)	06/20/17	JPY	980,000,000	2.00%	6 month LIBOR	(284,349)
Morgan Stanley Capital Services, Inc.(1)	03/18/09	JPY	300,000,000	1.00%	6 month LIBOR	7,625
Morgan Stanley Capital Services, Inc.(1)	06/20/27	JPY	30,000,000	3.00%	6 month LIBOR	4,731
Morgan Stanley Capital Services, Inc.(1)	12/20/12	JPY	730,000,000	1.50%	6 month LIBOR	87,172
UBS AG(1)	09/18/08	JPY	260,000,000	1.00%	6 month LIBOR	8,279
UBS AG(1)	06/20/36	JPY	70,000,000	2.50%	6 month LIBOR	40,221
UBS AG(1)	06/20/27	JPY	40,000,000	3.00%	6 month LIBOR	7,319
UBS AG(1)	12/20/12	JPY	920,000,000	1.50%	6 month LIBOR	110,014
UBS AG(2)	06/20/17	JPY	480,000,000	2.00%	6 month LIBOR	(160,033)
UBS AG(2)	06/20/15	JPY	180,000,000	1.50%	6 month LIBOR	(36,227)
Goldman Sachs Capital Markets, L.P.(1)	11/04/16	MXN	9,600,000	8.17%	28 day Mexican interbank rate	21,180

						$228,977

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

(3)	Portfolio pays the fixed and receives the difference between the floating rate and the strike price.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at March 31, 2008:

Counterparty	Termination Date	Notional Amount#	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation (Depreciation)

Credit Suisse International (1)	05/25/46	$4,800,000	0.11%	ABX.HE.AAA.06-2 Index	$(152,784)
Credit Suisse International(1)	08/25/37	1,200,000	0.90%	ABX.HE.AAA.07-1 Index	(196,064)
Lehman Brothers, Inc.(2)	03/20/11	100,000	0.14%	Alcan, Inc., 6.45%, due 03/15/11	746
Citigroup, Inc.(2)	06/20/15	1,200,000	0.62%	American Electric Power, 5.25%, due 06/01/15	13,326
Merrill Lynch & Co.(2)	12/20/17	1,900,000	1.37%	American General Finance Corp., 6.90%, due 12/15/17	100,812
Merrill Lynch & Co.(2)	12/20/17	500,000	1.37%	American General Finance Corp., 6.90%, due 12/15/17	26,535
Royal Bank of Scotland PLC(2)	12/20/17	2,000,000	1.30%	American General Finance Corp., 6.90%, due 12/15/17	116,117
UBS AG(1)	06/20/08	400,000	0.07%	American International Group, Inc., 4.25%, due 05/15/13	(1,799)
Deutsche Bank AG(2)	06/20/16	1,000,000	0.72%	Autozone Inc., 6.95%, due 06/15/16	29,935
Royal Bank of Scotland PLC(2)	06/20/17	300,000	0.64%	Autozone, Inc., 5.875%, 10/15/12	11,756
Royal Bank of Scotland PLC(2)	06/20/17	200,000	0.64%	Autozone, Inc., 5.875%, 10/15/12	7,763
Royal Bank of Scotland PLC(2)	06/20/17	500,000	0.67%	Autozone, Inc., 5.875%, due 10/15/12	18,478
Citigroup, Inc.(2)	09/20/08	100,000	0.16%	Autozone, Inc., 6.50%, 07/15/08	158
UBS AG(2)	12/20/11	100,000	0.14%	BAE Holdings, Inc., 6.40%, due 12/15/11	2,191
Citigroup, Inc.(2)	12/20/16	500,000	0.17%	Bank of America, 4.64%, due 10/14/16	25,802
Citigroup, Inc.(1)	09/20/12	100,000	0.72%	Bear Stearns Co., Inc., 5.30%, due 10/30/15	(4,890)
Deutsche Bank AG(1)	06/20/08	200,000	0.16%	Bear Stearns Co., Inc., 5.30%, due 10/30/15	(1,411)
Goldman Sachs Capital Markets, L.P.(2)	12/20/12	100,000	1.78%	Bear Stearns Co., Inc., 5.30%, due 10/30/15	406
Royal Bank of Scotland PLC(2)	03/20/18	100,000	2.22%	Bear Stearns Co., Inc., 7.25%, due 02/01/18	(5,325)
Lehman Brothers, Inc.(2)	09/20/14	100,000	0.33%	Bellsouth Corp., 5.20%, 09/15/14	1,650
Bank of America N.A.(2)	03/20/12	300,000	0.14%	BHP Billiton Finance, 5.125%, due 03/29/12	9,659
Merrill Lynch & Co.(2)	06/20/11	100,000	0.51%	Boston Scientific Corp., 6.00%, due 06/15/11	5,857
Barclays Bank PLC(2)	06/20/12	300,000	0.16%	Capital One Bank, 5.125%, due 02/15/14	30,660
Bear Stearns International, LTD.(2)	09/20/12	600,000	1.21%	Capital One Bank, 6.25%, due 11/15/13	50,165
Goldman Sachs Capital Markets, L.P.(2)	06/20/12	100,000	0.21%	Carnival Corp., 6.65%, due 01/15/28	3,677
Bank of America N.A.(2)	06/20/17	200,000	0.60%	Centurytel Inc., 6.00%, due 04/01/17	14,332
Credit Suisse International (1)	06/20/12	100,000	1.01%	Chesapeake Energy Corp., 6.875%, due 01/15/16	(4,881)
Credit Suisse International(1)	09/20/12	100,000	1.55%	Chesapeake Energy Corp., 6.875%, due 01/15/16	(3,301)
Morgan Stanley Capital Services, Inc.(1)	12/13/49	440,000	0.08%	CMBX.HE.AAA.3 Index	19,982
Bank of America N.A.(2)	03/20/12	200,000	0.09%	Consumers Energy, 5.00%, due 02/15/12	10,473
Bank of America N.A.(2)	12/20/17	2,000,000	0.50%	Covidien Ltd., 6.00%, due 10/15/17	21,255
Merrill Lynch & Co.(2)	03/20/12	100,000	0.23%	CSX Corp., 6.30%, due 03/15/12	2,811
Lehman Brothers, Inc.(2)	09/20/11	100,000	0.21%	CVS Corp., 5.75%, due 08/15/11	958
Lehman Brothers, Inc.(2)	06/20/11	100,000	3.95%	D.R. Horton Inc., 6.00%, due 04/15/11	456
Bear Stearns International, LTD.(2)	06/20/12	100,000	0.23%	Diamond Offshore Drilling, 0% (convertible), due 06/06/20	1,245
Bank of America N.A.(2)	06/20/17	100,000	0.49%	Diamond Offshore Drilling, 4.875%, due 07/01/15	1,739
Deutsche Bank AG(1)	12/20/12	2,000,000	1.75%	Dow Jones CDX EM 8	(70,889)
Bank of America N.A.(2)	06/20/12	297,000	2.75%	Dow Jones CDX HY-8 Index	24,192
Barclays Bank PLC(2)	06/20/12	495,000	2.75%	Dow Jones CDX HY-8 Index	32,123
Bear Stearns International, LTD.(2)	06/20/12	396,000	2.75%	Dow Jones CDX HY-8 Index	31,063
Citigroup, Inc.(1)	06/20/12	5,000,000	2.09%	Dow Jones CDX HY-8 Index	(445,341)
Citigroup, Inc.(1)	06/20/12	100,000	3.30%	Dow Jones CDX HY-8 Index	(4,293)
Lehman Brothers, Inc.(1)	06/20/12	300,000	3.92%	Dow Jones CDX HY-8 Index	(5,747)
Merrill Lynch & Co.(1)	06/20/12	800,000	2.00%	Dow Jones CDX HY-8 Index	(74,032)
Merrill Lynch & Co.(1)	06/20/12	300,000	3.88%	Dow Jones CDX HY-8 Index	(6,160)
Merrill Lynch & Co.(2)	06/20/12	3,168,000	2.75%	Dow Jones CDX HY-8 Index	260,345
Morgan Stanley Capital Services, Inc.(2)	06/20/12	99,000	2.75%	Dow Jones CDX HY-8 Index	6,397
UBS AG(2)	06/20/12	594,000	2.75%	Dow Jones CDX HY-8 Index	40,471
Bank of America N.A.(1)	12/20/12	100,000	6.69%	Dow Jones CDX HY-9 100 Index	3,272
Deutsche Bank AG(1)	12/20/12	200,000	6.35%	Dow Jones CDX HY-9 100 Index	4,193
Bear Stearns International, LTD.(2)	12/20/12	99,000	3.75%	Dow Jones CDX HY-9 Index	9,218
Deutsche Bank AG(1)	12/20/12	693,000	3.75%	Dow Jones CDX HY-9 Index	(45,116)
Morgan Stanley Capital Services, Inc.(1)	12/20/12	100,000	6.57%	Dow Jones CDX HY-9 Index	2,983
Lehman Brothers, Inc.(2)	12/20/12	1,800,000	0.60%	Dow Jones CDX HY-9 Index	45,313
Morgan Stanley Capital Services, Inc.(1)	12/20/15	330,000	0.46%	Dow Jones CDX NA IG 5 10Y	(49,454)
Morgan Stanley Capital Services, Inc.(2)	12/20/12	500,000	0.14%	Dow Jones CDX NA IG 5 7Y	52,636
Bank of America N.A.(2)	12/20/16	1,900,000	0.65%	Dow Jones CDX NA IG 7 10Y	123,929
Barclays Bank PLC(2)	12/20/16	200,000	0.65%	Dow Jones CDX NA IG 7 10Y	13,240
Goldman Sachs Capital Markets, L.P.(2)	12/20/16	100,000	0.65%	Dow Jones CDX NA IG 7 10Y	6,594
JP MorganChase Bank(2)	12/20/16	700,000	0.65%	Dow Jones CDX NA IG 7 10Y	45,663
Lehman Brothers, Inc.(2)	12/20/16	800,000	0.65%	Dow Jones CDX NA IG 7 10Y	51,871
Morgan Stanley Capital Services, Inc.(2)	12/20/16	600,000	0.65%	Dow Jones CDX NA IG 7 10Y	39,802
Barclays Bank PLC(1)	06/20/17	900,000	0.60%	Dow Jones CDX NA IG 8 10Y	(40,795)
Merrill Lynch, Inc.(2)	06/20/12	500,000	0.35%	Dow Jones CDX NA IG 8 5Y	19,135
Merrill Lynch, Inc.(2)	06/20/12	4,600,000	0.35%	Dow Jones CDX NA IG 8 5Y	159,720
Barclays Bank PLC(2)	12/20/17	3,500,000	0.80%	Dow Jones CDX NA IG 9 10Y	119,928
Goldman Sachs Capital Markets, L.P.(2)	12/20/17	600,000	0.80%	Dow Jones CDX NA IG 9 10Y	23,022
Lehman Brothers, Inc.(2)	12/20/17	500,000	0.80%	Dow Jones CDX NA IG 9 10Y	18,802
Morgan Stanley Capital Services, Inc.(2)	12/20/17	600,000	0.80%	Dow Jones CDX NA IG 9 10Y	13,752
Bank of America N.A.(2)	12/20/12	5,200,000	0.60%	Dow Jones CDX NA IG 9 5Y	207,709
Citigroup, Inc.(1)	12/20/12	500,000	0.71%	Dow Jones CDX NA IG 9 5Y	5,857
Deutsche Bank AG(1)	12/20/12	3,400,000	1.16%	Dow Jones CDX NA IG 9 5Y	33,971
Deutsche Bank AG(1)	12/20/12	200,000	0.99%	Dow Jones CDX NA IG 9 5Y	449
Deutsche Bank AG(1)	12/20/12	100,000	0.60%	Dow Jones CDX NA IG 9 5Y	375
Goldman Sachs Capital Markets, L.P.(1)	12/20/12	1,500,000	0.60%	Dow Jones CDX NA IG 9 5Y	9,002
Goldman Sachs Capital Markets, L.P.(2)	12/20/12	3,400,000	0.60%	Dow Jones CDX NA IG 9 5Y	109,419
Lehman Brothers, Inc.(1)	12/20/12	300,000	3.33%	Dow Jones CDX NA IG 9 5Y	(34,433)
Merrill Lynch & Co.(2)	12/20/12	1,800,000	0.60%	Dow Jones CDX NA IG 9 5Y	73,013
Morgan Stanley Capital Services, Inc.(2)	12/20/12	1,500,000	0.60%	Dow Jones CDX NA IG 9 5Y	63,587
Lehman Brothers, Inc.(2)	06/20/14	100,000	0.40%	Encana Holdings Corp., 5.80%, due 05/01/14	3,461
Merrill Lynch, Inc.(2)	06/20/11	100,000	0.29%	Exelon Corp., 6.75%, due 05/01/11	2,647
ABN AMRO (1)	06/20/12	4,500,000	0.67%	Federal Republic of Brazil, 12.25%, due 03/06/30	(147,289)
Barclays Bank PLC(1)	05/20/12	2,500,000	0.64%	Federal Republic of Brazil, 12.25%, due 03/06/30	(79,512)
Barclays Bank PLC(1)	05/20/12	3,000,000	0.70%	Federal Republic of Brazil, 12.25%, due 03/06/30	(87,869)
Barclays Bank PLC(1)	05/20/12	2,500,000	0.70%	Federal Republic of Brazil, 12.25%, due 03/06/30	(72,700)
Barclays Bank PLC(1)	06/20/12	2,000,000	0.69%	Federal Republic of Brazil, 12.25%, due 03/06/30	(63,375)
Barclays Bank PLC(1)	06/20/12	2,000,000	0.65%	Federal Republic of Brazil, 12.25%, due 03/06/30	(66,715)
Deutsche Bank AG(1)	05/20/17	1,300,000	1.04%	Federal Republic of Brazil, 12.25%, due 03/06/30	(102,982)
Morgan Stanley Capital Services, Inc.(1)	08/20/11	1,300,000	1.38%	Federal Republic of Brazil, 12.25%, due 03/06/30	3,018
Merrill Lynch & Co.(2)	12/20/11	100,000	0.13%	Firstenergy Corp., 6.45%, due 11/15/11	3,130
Bank of America N.A.(1)	12/20/12	200,000	3.95%	Ford Motor Credit Co., 7.25%, due 10/25/11	(33,324)
Citigroup, Inc.(1)	03/20/09	300,000	7.50%	Ford Motor Credit Co., 7.25%, due 10/25/11	(5,326)
Citigroup, Inc.(1)	03/20/09	600,000	7.50%	Ford Motor Credit Co., 7.25%, due 10/25/11	(10,653)
Citigroup, Inc.(1)	03/20/09	700,000	7.50%	Ford Motor Credit Co., 7.25%, due 10/25/11	(12,390)
Goldman Sachs Capital Markets, L.P.(1)	09/20/08	200,000	1.40%	Ford Motor Credit Corp., 7.00%, due 10/01/13	(7,058)
Morgan Stanley Capital Services, Inc.(1)	09/20/12	100,000	3.80%	Ford Motor Credit Corp., 7.00%, due 10/01/13	(16,640)
Lehman Brothers, Inc.(2)	06/20/10	100,000	2.31%	Ford Motor Credit Corp., 7.875%, due 06/15/10	14,402
Bear Stearns International, LTD.(2)	06/20/10	100,000	0.16%	Gatx Financial Corp., 5.125%, due 04/15/10	1,272
Deutsche Bank AG(2)	03/20/12	100,000	0.37%	Glitnir Bank, 4.42%, due 01/18/12	25,676
Royal Bank of Scotland PLC(2)	03/20/12	100,000	0.29%	Glitnir Bank, 4.42%, due 01/18/12	25,869
Bank of America N.A.(1)	03/20/09	600,000	8.85%	GMAC LLC, 6.875%, due 08/28/12	(33,403)
Bank of America N.A.(1)	09/20/12	100,000	7.00%	GMAC LLC, 6.875%, due 08/28/12	(15,103)
Barclays Bank PLC(1)	09/20/08	100,000	1.40%	GMAC LLC, 6.875%, due 08/28/12	(5,482)
Citigroup, Inc.(2)	09/20/12	100,000	5.00%	GMAC LLC, 6.875%, due 08/28/12	20,008
Deutsche Bank AG(1)	09/20/12	600,000	5.40%	GMAC LLC, 6.875%, due 08/28/12	(114,163)
Deutsche Bank AG(2)	09/20/08	600,000	5.15%	GMAC LLC, 6.875%, due 08/28/12	21,817
Goldman Sachs Capital Markets, L.P.(1)	09/20/12	100,000	3.05%	GMAC LLC, 6.875%, due 08/28/12	(24,791)
Goldman Sachs Capital Markets, L.P.(1)	03/20/09	200,000	7.75%	GMAC LLC, 6.875%, due 08/28/12	(13,076)
Lehman Brothers, Inc.(1)	09/20/08	100,000	1.43%	GMAC LLC, 6.875%, due 08/28/12	(5,470)
Lehman Brothers, Inc.(1)	09/20/12	300,000	4.90%	GMAC LLC, 6.875%, due 08/28/12	(60,761)
BNP Paribas(2)	12/20/12	100,000	0.39%	Goldman Sachs Group, Inc., 6.60%, due 01/15/12	4,455
Morgan Stanley Capital Services, Inc.(1)	09/20/12	100,000	0.75%	Goldman Sachs Group, Inc., 6.60%, due 01/15/12	(2,755)
Morgan Stanley Capital Services, Inc.(1)	09/20/12	100,000	0.80%	Goldman Sachs Group, Inc., 6.60%, due 01/15/12	(2,550)
Deutsche Bank AG(2)	09/20/16	100,000	0.51%	Goodrich (BF) Co., 6.29%, due 07/01/16	238

Bank of Nova Scotia (2)	06/20/12		200,000	0.50%	HSBC Finance Corp., 7.00%, due 05/15/12	14,320
Bear Stearns International, LTD.(2)	06/20/17		100,000	0.71%	International Paper, 5.85%, due 10/30/12	13,691
Barclays Bank PLC(2)	12/20/16	EUR	500,000	0.85%	iTraxx Europe HiVol Series 6 Version 1	56,796
BNP Paribas(2)	12/20/16	EUR	200,000	0.85%	iTraxx Europe HiVol Series 6 Version 1	22,824
HSBC Bank USA, N.A.(2)	12/20/16	EUR	100,000	0.85%	iTraxx Europe HiVol Series 6 Version 1	11,392
JP MorganChase Bank(2)	12/20/16	EUR	200,000	0.85%	iTraxx Europe HiVol Series 6 Version 1	22,510
Barclays Bank PLC(2)	12/20/12	EUR	1,900,000	0.70%	iTraxx Europe HiVol Series 8	139,946
Morgan Stanley Capital Services, Inc.(2)	09/20/08		200,000	0.10%	JC Penney Corp., Inc., 7.375%, due 08/15/08	952
BNP Paribas(2)	03/20/18		300,000	0.74%	JPMorgan Chase, 6.00%, due 01/15/18	7,278
Deutsche Bank AG(2)	03/20/18		100,000	0.72%	JPMorgan Chase, 6.00%, due 01/15/18	2,561
Deutsche Bank AG(2)	03/20/18		200,000	0.72%	JPMorgan Chase, 6.00%, due 01/15/18	5,122
Lehman Brothers, Inc.(2)	12/20/17		500,000	0.57%	JPMorgan Chase, 6.00%, due 01/15/18	18,323
Royal Bank of Scotland PLC(2)	12/20/11		100,000	0.49%	Kaupthing Bank, 5.75%, due 10/04/11	23,390
Goldman Sachs Capital Markets, L.P.(1)	03/20/13		4,300,000	0.27%	Kingdom of Spain	(15,987)
Goldman Sachs Capital Markets, L.P.(2)	12/20/17		100,000	0.72%	Kohls Corp., 6.25%, due 12/15/17	7,954
Bear Stearns International, LTD.(2)	06/20/12		100,000	0.17%	Kraft Foods, Inc., 6.25%, due 06/01/12	3,322
Royal Bank of Scotland PLC(2)	09/20/11		100,000	0.40%	Landsbanki Islands, 6.10%, due 08/25/11	18,672
Royal Bank of Scotland PLC(1)	09/20/12		100,000	0.66%	Lehman Brothers Holdings, 6.625%, due 01/18/12	(9,040)
Bear Stearns International, LTD.(2)	03/20/16		300,000	0.30%	Loews Corp., 5.25%, due 03/15/16	7,771
Bear Stearns International, LTD.(2)	03/20/16		100,000	0.28%	Loews Corp., 5.25%, due 03/15/16	2,728
Bank of America N.A.(2)	03/20/17		100,000	0.38%	McKesson HBOC, Inc., 5.70%, due 03/01/17	3,235
Goldman Sachs Capital Markets, L.P.(2)	06/20/17		100,000	1.04%	MeadWestvaco, 6.85%, due 04/01/12	5,713
Lehman Brothers, Inc.(2)	06/20/17		300,000	1.02%	MeadWestvaco, 6.85%, due 04/01/12	17,591
Lehman Brothers, Inc.(2)	03/20/15		100,000	0.14%	Merck & Co., Inc., 4.75%, due 03/01/15	2,827
Lehman Brothers, Inc.(2)	03/20/15		100,000	0.14%	Merck & Co., Inc., 4.75%, due 03/01/15	2,827
Bank of America N.A.(1)	06/20/08		300,000	0.15%	Merrill Lynch, 6.00%, due 02/17/09	(2,051)
Royal Bank of Scotland PLC(2)	12/20/16		200,000	0.32%	Morgan Stanley, 4.40%, due 10/18/16	18,860
Royal Bank of Scotland PLC(2)	12/20/15		100,000	0.30%	Morgan Stanley, 4.74%, due 10/15/15	9,017
BNP Paribas(1)	09/20/12		1,400,000	0.87%	Morgan Stanley, 6.60%, due 04/01/12	(56,163)
Morgan Stanley Capital Services, Inc.(2)	12/20/17		100,000	0.73%	Motorola Inc., 6.00%, due 11/15/17	16,517
Deutsche Bank AG(2)	09/20/11		100,000	0.62%	Nationwide Health, 6.50%, due 07/15/11	5,066
Deutsche Bank AG(2)	09/20/11		100,000	0.62%	Nationwide Health, 6.50%, due 07/15/11	5,066
Citigroup, Inc.(2)	06/20/10		100,000	0.13%	Newell Rubbermaid, Inc., 4.00%, due 05/01/10	909
Bank of America N.A.(2)	06/20/12		100,000	0.54%	Noble Corp., 5.88%, due 06/01/13	211
Goldman Sachs Capital Markets, L.P.(1)	12/20/09		4,000,000	2.00%	OJSC Russian Agricultural Bank, 6.875%, due 11/29/10	(41,125)
Morgan Stanley Capital Services, Inc.(2)	06/20/16		200,000	0.39%	Omnicom Group, 5.90%, due 04/15/16	9,289
Merrill Lynch & Co.(2)	12/20/11		100,000	0.28%	Orix Corp., 5.48%, due 11/22/11	8,825
Citigroup, Inc.(1)	09/20/12		100,000	3.40%	R.H. Donnelley Corp., 8.875%, due 01/15/16	(39,057)
Merrill Lynch & Co.(2)	04/15/20		300,000	1.95%	Race Point CLO, 7.01%, due 04/15/20	82,884
Merrill Lynch & Co.(2)	04/15/20		300,000	4.03%	Race Point CLO, 9.61%, due 04/15/20	108,640
Morgan Stanley Capital Services, Inc.(2)	12/20/12		100,000	0.54%	Rogers Wireless, 7.25%, due 12/15/12	4,716
Bank of America N.A.(2)	06/20/10		200,000	0.48%	Royal Caribbean Cruises, 8.00%, due 05/15/10	12,086
Deutsche Bank AG(1)	09/20/08		3,500,000	0.57%	Russian Federation, 7.50%, due 03/31/30	(27)
Bear Stearns International, LTD.(2)	12/20/16		100,000	0.46%	Ryder System, Inc., 5.85%, due 11/01/16	5,813
Lehman Brothers, Inc.(2)	09/20/11		100,000	0.35%	Sara Lee Corp., 6.25%, due 09/15/11	1,061
Merrill Lynch & Co.(2)	12/15/19		300,000	1.88%	Saratoga CLO, Ltd., 6.84%, due 12/15/19	64,979
Merrill Lynch & Co.(2)	12/15/19		300,000	3.78%	Saratoga CLO, Ltd., 8.81%, due 12/15/19	49,079
Citigroup, Inc.(2)	09/20/13		100,000	0.59%	Sealed Air Corp, 5.625%, due 07/15/13	4,668
Morgan Stanley Capital Services, Inc.(2)	09/20/13		100,000	0.58%	Sealed Air Corp., 5.625%, due 07/15/13	4,718
Citigroup, Inc.(1)	03/20/09		100,000	4.30%	SLM Corp., 5.125%, due 08/27/12	(4,978)
Deutsche Bank AG(1)	03/20/09		400,000	3.05%	SLM Corp., 5.125%, due 08/27/12	(24,589)
Goldman Sachs Capital Markets, L.P.(1)	03/20/09		300,000	3.70%	SLM Corp., 5.125%, due 08/27/12	(16,618)
Deutsche Bank AG(2)	03/20/12		100,000	0.42%	Southwest Airlines, Co., 6.50%, due 03/01/12	4,747
Bear Stearns International, LTD.(2)	12/20/16		200,000	1.07%	Sprint Nextel Corp., 6.00%, due 12/01/16	47,730
Royal Bank of Scotland PLC(1)	09/20/12		100,000	2.45%	Supervalue, Inc., 7.50%, due 05/15/12	202
Lehman Brothers, Inc.(2)	06/20/11		100,000	0.32%	Tate & Lyle Intl PLC, 6.125%. due 06/15/11	2,863
Lehman Brothers, Inc.(1)	01/20/17		2,300,000	0.67%	United Mexican States, 7.50%, due 04/08/33	(135,077)
Bear Stearns International, LTD.(2)	03/20/11		100,000	0.33%	Vornado Realty, 5.60%, due 02/15/11	9,090
Bank of America N.A.(2)	12/20/16		100,000	0.67%	Western Union Co., 5.93%, due 10/01/16	3,824
Lehman Brothers, Inc.(2)	06/20/17		300,000	0.99%	Weyerhaeuser Co., 6.75%, due 03/15/12	16,381
Morgan Stanley Capital Services, Inc.(2)	03/20/09		100,000	0.29%	Xerox Corp., 9.75%, due 01/15/09	768

						$740,923

(1)	Portfolio pays the counterparty par in the event that the underlying bond defaults and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives from the counterparty, par in the event that the underlying bond defaults.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Total Return swap agreements outstanding at March 31, 2008:

Counterparty	Termination Date	Notional Amount#	Description	Unrealized Depreciation

Morgan Stanley Capital Services, Inc.	04/28/08	17,230,000	Dow Jones - AIG Commodity Index	$(496,552)
AIG	06/26/08	23,804,560	Dow Jones - AIG Commodity Index	(723,885)

				$(1,220,437)

# Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$1,130,488,734	$1,494,828
Level 2 - Other Significant Observable Inputs - Long	758,289,539	711,440
Level 2 - Other Significant Observable Inputs - Short	(88,783,384)	—
Level 3 - Significant Unobservable Inputs - Long	2,235,437	—
Level 3 - Significant Unobservable Inputs - Short	(31,793)	—

Total	$1,802,198,533	$2,206,268

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities

Balance as of 12/31/07	$820,923
Accrued discounts/premiums	6,198
Realized gain (loss)	(129)
Change in unrealized appreciation (depreciation)	(345,951)
Net purchases (sales)	1,722,603
Transfers in and/or out of Level 3	—

Balance as of 3/31/08	$2,203,644

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.5%

AFFILIATED MUTUAL FUNDS
AST AllianceBernstein Growth & Income Portfolio	2,644,279	$53,784,628
AST Federated Aggressive Growth Portfolio	735,679	7,231,720
AST International Growth Portfolio	2,578,618	42,237,762
AST International Value Portfolio	1,705,585	33,685,295
AST Large-Cap Value Portfolio	3,228,188	54,782,350
AST Marsico Capital Growth Portfolio	4,271,343	86,366,558
AST Mid-Cap Value Portfolio	329,197	3,640,915
AST Money Market Portfolio	124,970	124,970
AST Neuberger Berman Mid- Cap Growth Portfolio*	234,039	4,437,388
AST Small-Cap Value Portfolio	414,151	5,499,926
AST T. Rowe Price Large-Cap Growth Portfolio	5,755,222	59,969,417
AST T. Rowe Price Natural Resources Portfolio	369,671	13,611,301

TOTAL LONG-TERM INVESTMENTS (cost $407,856,407)		365,372,230

SHORT-TERM INVESTMENT — 0.5%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $1,837,881)	1,837,881	1,837,881

TOTAL INVESTMENTS — 100.0% (cost $409,694,288)(w)		367,210,111
Liabilities in excess of other assets		(178,914)

NET ASSETS — 100.0%		$367,031,197

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$367,210,111	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$367,210,111	—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and March 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.1%

COMMON STOCKS

Aerospace — 0.8%
Northrop Grumman Corp.	30,900	$2,404,329

Automobile Manufacturers — 0.6%
General Motors Corp.(a)	85,100	1,621,155

Automotive Parts — 1.2%
Autoliv, Inc. (Sweden)	37,100	1,862,420
Magna International, Inc. (Class A Stock) (Canada)	23,600	1,702,740

		3,565,160

Beverages — 0.8%
Coca-Cola Co.	10,400	633,048
Coca-Cola Enterprises, Inc.(a)	40,600	982,520
Molson Coors Brewing Co. (Class B Stock)	11,200	588,784

		2,204,352

Broadcasting — 0.9%
CBS Corp. (Class B Stock)(a)	117,700	2,598,816

Chemicals — 3.0%
Ashland, Inc.(a)	22,900	1,083,170
Dow Chemical Co. (The)	81,700	3,010,645
DuPont, (E.I.) de Nemours & Co.(a)	66,200	3,095,512
Lubrizol Corp. (The)	25,650	1,423,831

		8,613,158

Clothing & Apparel — 0.4%
Jones Apparel Group, Inc.(a)	46,900	629,398
VF Corp.	5,100	395,301

		1,024,699

Computer Hardware — 0.7%
International Business Machines Corp.	8,500	978,690
Lexmark International, Inc. (Class A Stock)*	36,200	1,112,064

		2,090,754

Computer Services & Software — 0.2%
Tech Data Corp.*	18,850	618,280

Conglomerates — 0.6%
Altria Group, Inc.	77,400	1,718,280

Consumer Products & Services — 3.7%
Black & Decker Corp.	24,800	1,639,280
Johnson & Johnson	61,700	4,002,479
Procter & Gamble Co.	74,200	5,199,194

		10,840,953

Containers & Packaging — 1.7%
Owens-Illinois, Inc.*(a)	51,800	2,923,074
Smurfit-Stone Container Corp.*(a)	129,100	994,070
Sonoco Products Co.	38,400	1,099,392

		5,016,536

Distribution/Wholesale — 0.3%
Ingram Micro, Inc. (Class A Stock)*	54,100	856,403

Diversified Operations — 0.3%
Tyco International Ltd. (Bermuda)	17,550	773,078

Electronic Components & Equipment — 7.5%
Arrow Electronics, Inc.*	55,300	1,860,845
Flextronics International Ltd. (Singapore)*(a)	260,144	2,442,752
General Electric Co.	378,600	14,011,986
Sanmina-SCI Corp.*	190,600	308,772
SPX Corp.(a)	26,200	2,748,380
Tyco Electronics Ltd. (Bermuda)	17,550	602,316

		21,975,051

Entertainment & Leisure — 0.8%
Brunswick Corp.(a)	37,500	598,875
Disney, (Walt) Co. (The)	18,300	574,254
Time Warner, Inc.(a)	74,300	1,041,686

		2,214,815

Financial - Bank & Trust — 7.7%
Bank of America Corp.	274,500	10,406,295
Comerica, Inc.(a)	40,400	1,417,232
Deutsche Bank AG (Germany)(a)	16,500	1,865,325
Discover Financial Services	15,800	258,646
Fifth Third Bancorp	51,600	1,079,472
National City Corp.(a)	52,100	518,395
SunTrust Banks, Inc.(a)	17,700	975,978
U.S. Bancorp	35,200	1,139,072
Wachovia Corp.(a)	57,500	1,552,500
Wells Fargo & Co.	108,000	3,142,800

		22,355,715

Financial Services — 8.9%
Citigroup, Inc.	342,500	7,336,350
Fannie Mae	79,700	2,097,704
Freddie Mac	60,300	1,526,796
JPMorgan Chase & Co.	224,600	9,646,570
KeyCorp(a)	43,475	954,276
Merrill Lynch & Co., Inc.	54,500	2,220,330
Morgan Stanley	31,600	1,444,120
Washington Mutual, Inc.(a)	76,700	790,010

		26,016,156

Food — 3.5%
ConAgra Foods, Inc.	90,700	2,172,265
Kraft Foods, Inc. (Class A Stock)	28,500	883,785
Kroger Co. (The)	118,900	3,020,060
Safeway, Inc.	13,100	384,485
Sara Lee Corp.	147,800	2,066,244
SUPERVALU, Inc.	12,600	377,748
Tyson Foods, Inc. (Class A Stock)	80,600	1,285,570

		10,190,157

Home Builders — 0.7%
Centex Corp.(a)	40,200	973,242
KB Home(a)	42,000	1,038,660
Pulte Homes, Inc.	8,200	119,310

		2,131,212

Insurance — 12.1%
ACE Ltd. (Bermuda)	56,200	3,094,372
Allstate Corp. (The)	76,000	3,652,560

American International Group, Inc.	156,200	6,755,650
Fidelity National Financial, Inc. (Class A Stock)	76,700	1,405,911
Genworth Financial, Inc. (Class A Stock)	96,800	2,191,552
Hartford Financial Services Group, Inc. (The)	36,100	2,735,297
MetLife, Inc.	68,500	4,127,810
Old Republic International Corp.	105,800	1,365,878
PartnerRe Ltd. (Bermuda)	6,200	473,060
RenaissanceRe Holdings Ltd. (Bermuda)	30,700	1,593,637
Safeco Corp.	21,200	930,256
Torchmark Corp.(a)	2,225	133,745
Travelers Cos., Inc. (The)	79,140	3,786,849
Unum Group(a)	108,700	2,392,487
XL Capital Ltd. (Class A Stock) (Bermuda)	23,000	679,650

		35,318,714

Machinery & Equipment — 1.0%
Caterpillar, Inc.(a)	28,900	2,262,581
Terex Corp.*	9,300	581,250

		2,843,831

Media
Idearc, Inc.(a)	35,700	129,948

Medical Supplies & Equipment — 1.4%
AmerisourceBergen Corp.(a)	24,275	994,789
Covidien Ltd.	17,550	776,588
McKesson Corp.	43,500	2,278,095

		4,049,472

Metals & Mining — 1.6%
Alcoa, Inc.	52,700	1,900,362
ArcelorMittal (Luxembourg)(a)	34,100	2,789,380

		4,689,742

Movies & Entertainment — 0.8%
Viacom, Inc. (Class B Stock)*	55,200	2,187,024

Oil & Gas — 17.6%
BP PLC, ADR (United Kingdom)(a)	38,000	2,304,700
ChevronTexaco Corp.	130,000	11,096,800
ConocoPhillips	110,000	8,383,100
Exxon Mobil Corp.	236,600	20,011,628
Marathon Oil Corp.	65,000	2,964,000
Occidental Petroleum Corp.	11,800	863,406
Royal Dutch Shell PLC, ADR (Netherlands)	32,900	2,269,442
Total Fina SA, ADR (France)	30,000	2,220,300
Valero Energy Corp.	27,200	1,335,792

		51,449,168

Pharmaceuticals — 4.9%
Merck & Co., Inc.	63,300	2,402,235
Pfizer, Inc.	443,800	9,288,734
Sanofi-Aventis SA, ADR (France)(a)	40,900	1,535,386
Schering-Plough Corp.	77,500	1,116,775

		14,343,130

Printing & Publishing — 0.6%
Gannett Co., Inc.	63,700	1,850,485

Restaurants — 0.3%
McDonald’s Corp.	16,900	942,513

Retail & Merchandising — 2.7%
Family Dollar Stores, Inc.	27,100	528,450
Gap, Inc. (The)(a)	125,700	2,473,776
Home Depot, Inc.	43,000	1,202,710
Macy’s, Inc.(a)	98,200	2,264,492
Office Depot, Inc.*(a)	39,900	440,895
Wal-Mart Stores, Inc.	20,000	1,053,600

		7,963,923

Telecommunications — 9.2%
AT&T, Inc.	359,900	13,784,170
Nokia Corp., ADR (Finland)	34,300	1,091,769
Sprint Corp.	271,000	1,812,990
Verizon Communications, Inc.	211,200	7,698,240
Vodafone Group PLC, ADR (United Kingdom)(a)	79,900	2,357,849

		26,745,018

Tobacco — 1.3%
Philip Morris International, Inc.*	77,400	3,914,892

Utilities — 1.3%
Constellation Energy Group, Inc.(a)	18,400	1,624,168
Entergy Corp.	8,600	938,088
Wisconsin Energy Corp.(a)	30,700	1,350,493

		3,912,749

TOTAL LONG-TERM INVESTMENTS (cost $303,207,021)		289,169,668

SHORT-TERM INVESTMENT — 18.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund -Taxable Money Market Series (cost $53,084,781; includes $48,370,149 of cash collateral for securities on loan)(b)(w)	53,084,781	53,084,781

TOTAL INVESTMENTS — 117.3% (cost $356,291,802)		342,254,449

Liabilities in excess of other assets — (17.3)%		(50,564,371)

NET ASSETS — 100.0%		$291,690,078

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $46,536,781; cash collateral of $48,370,149 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$342,254,449	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$342,254,449	—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures,forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and March 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 98.3%
COMMON STOCKS
Aerospace & Defense — 8.5%
Honeywell International, Inc.(a)	1,568,700	$88,506,054
Lockheed Martin Corp.	835,000	82,915,500
United Technologies Corp.	972,300	66,913,686

		238,335,240

Capital Markets — 4.2%
Bank of New York Mellon Corp. (The)	357,600	14,922,648
Franklin Resources, Inc.	325,000	31,521,750
Merrill Lynch & Co., Inc.	1,126,100	45,877,314
MF Global Ltd. (Bermuda)*(a)	470,648	4,664,122
Morgan Stanley(a)	222,300	10,159,110
Northern Trust Corp.(a)	175,000	11,632,250

		118,777,194

Chemicals — 1.0%
Dow Chemical Co. (The)	410,700	15,134,295
Eastman Chemical Co.(a)	201,700	12,596,165

		27,730,460

Commercial Banks — 0.3%
Wells Fargo & Co.(a)	295,700	8,604,870

Communications Equipment — 0.8%
ADC Telecommunications, Inc.*(a)	400,000	4,832,000
Juniper Networks, Inc.*(a)	708,900	17,722,500

		22,554,500

Computers & Peripherals — 2.9%
Sun Microsystems, Inc.*(a)	5,300,000	82,309,000

Consumer Finance — 0.3%
American Express Co.(a)	224,500	9,815,140

Diversified Financial Services — 3.1%
Bank of America Corp.	531,200	20,137,792
Citigroup, Inc.(a)	1,121,800	24,028,956
JPMorgan Chase & Co.	1,010,000	43,379,500

		87,546,248

Diversified Telecommunication Services — 5.8%
AT&T, Inc.(a)	1,607,600	61,571,080
CenturyTel, Inc.	1,550,000	51,522,000
Verizon Communications, Inc.(a)	1,350,000	49,207,500

		162,300,580

Electric — 0.7%
FirstEnergy Corp.(a)	278,600	19,117,532

Electrical Equipment — 3.1%
Emerson Electric Co.(a)	1,724,600	88,747,916

Electronic Components & Equipment — 1.3%
Ametek, Inc.	544,500	23,908,995
EnerSys*	509,401	12,184,872

		36,093,867

Electronic Equipment & Instruments — 0.8%
Tyco Electronics Ltd. (Bermuda)	650,000	22,308,000

Energy Equipment & Services — 0.7%
Baker Hughes, Inc.(a)	100,000	6,850,000
National Oilwell Varco, Inc.*(a)	202,000	11,792,760

		18,642,760

Food & Staples Retailing — 2.6%
Safeway, Inc.	2,525,000	74,108,750

Healthcare Providers & Services — 6.1%
Aetna, Inc.(a)	1,650,000	69,448,500
UnitedHealth Group, Inc.	1,500,000	51,540,000
WellPoint, Inc.*	1,141,300	50,365,569

		171,354,069

Hotels, Restaurants & Leisure — 0.3%
Wyndham Worldwide Corp.(a)	450,000	9,306,000

Household Durables — 0.7%
Garmin Ltd. (Cayman Islands)(a)	337,800	18,244,578
Lennar Corp. (Class A Stock)	142,200	2,674,782

		20,919,360

Household Products — 1.6%
Procter & Gamble Co.	651,100	45,622,577

Industrial Conglomerates — 1.1%
General Electric Co.(a)	823,200	30,466,632

Insurance — 12.8%
ACE Ltd. (Cayman Islands)	1,400,000	77,084,000
American International Group, Inc.(a)	1,550,000	67,037,500
AXIS Capital Holdings Ltd. (Bermuda)	2,467,000	83,828,660
Hartford Financial Services Group, Inc. (The)(a)	700,000	53,039,000
Loews Corp.	750,000	30,165,000
MetLife, Inc.(a)	800,000	48,208,000

		359,362,160

Internet Services — 0.5%
Expedia, Inc.*(a)	665,000	14,556,850

IT Services — 1.7%
Accenture Ltd. (Class A Stock) (Bermuda)(a)	1,335,000	46,951,950

Machinery & Equipment — 0.9%
Eaton Corp.(a)	315,000	25,096,050

Media — 4.2%
CBS Corp. (Class B Stock)(a)	1,159,800	25,608,384
Gannett Co., Inc.(a)	1,043,400	30,310,770
Omnicom Group, Inc.	632,500	27,943,850
Scripps, (E.W.) Co. (Class A Stock)(a)	175,000	7,351,750
Viacom, Inc. (Class B Stock)*(a)	656,800	26,022,416

		117,237,170

Oil, Gas and Consumable Fuels — 11.6%
Apache Corp.(a)	73,900	8,928,598
ChevronTexaco Corp.(a)	575,900	49,158,824
ConocoPhillips(a)	959,200	73,100,632
Exxon Mobil Corp.	1,150,000	97,267,000
Marathon Oil Corp.(a)	382,000	17,419,200
Noble Energy, Inc.(a)	148,500	10,810,800
Sempra Energy	298,600	15,909,408
Total Fina SA, ADR (France)(a)	660,000	48,846,600

Valero Energy Corp.	124,700	6,124,017

		327,565,079

Pharmaceuticals — 8.4%
Bristol-Myers Squibb Co.	350,000	7,455,000
Lilly, (Eli) & Co.	1,274,900	65,772,091
Merck & Co., Inc.	2,244,900	85,193,955
Schering-Plough Corp.	4,875,400	70,254,514
Wyeth	224,200	9,362,592

		238,038,152

Pipelines — 0.5%
ONEOK, Inc.	299,700	13,375,611

Semiconductors & Semiconductor Equipment — 4.4%
Broadcom Corp. (Class A Stock)*(a)	1,250,000	24,087,500
Intergrated Device Technology, Inc.*(a)	2,399,400	21,426,642
Lam Research Corp.*(a)	400,000	15,288,000
MEMC Electronic Materials, Inc.*(a)	261,700	18,554,530
NVIDIA Corp.*	2,244,200	44,412,718

		123,769,390

Software — 1.7%
Adobe Systems, Inc.*(a)	700,000	24,913,000
Microsoft Corp.	850,000	24,123,000

		49,036,000

Tobacco — 5.7%
Altria Group, Inc.	1,023,400	22,719,480
Loews Corp. - Carolina Group(a)	1,185,000	85,971,750
Philip Morris International, Inc.*	1,023,400	51,763,572

		160,454,802

TOTAL LONG-TERM INVESTMENTS (cost $3,024,455,411)		2,770,103,909

SHORT-TERM INVESTMENT — 16.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $469,618,205; includes $391,859,347 of cash collateral for securities on loan)(b)(w)	469,618,205	469,618,205

TOTAL INVESTMENTS — 115.0% (cost $3,494,073,616)		3,239,722,114
Liabilities in excess of other assets — (15.0)%		(423,295,696)

NET ASSETS — 100.0%		$2,816,426,418

The following abbreviation is used in portfolio description:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $375,218,424; cash collateral of $391,859,347 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$3,239,722,114	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$3,239,722,114	—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and March 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.6%

COMMON STOCKS

Aerospace & Defense — 3.7%
Boeing Co.	24,800	$1,844,376
Honeywell International, Inc.	44,900	2,533,258
Lockheed Martin Corp.	8,700	863,910
Northrop Grumman Corp.	18,000	1,400,580
Spirit Aerosystems Holdings, Inc. (Class A Stock)*	23,000	510,140
United Technologies Corp.	45,500	3,131,310

		10,283,574

Air Freight & Couriers — 0.7%
United Parcel Service, Inc. (Class B Stock)	26,400	1,927,728

Apparel — 0.2%
Jones Apparel Group, Inc.	34,800	467,016

Automobile Manufacturers — 0.5%
Ford Motor Co.*	47,300	270,556
General Motors Corp.	60,600	1,154,430

		1,424,986

Automotive Parts — 0.2%
Autoliv, Inc. (Sweden)	12,500	627,500

Banks — 0.5%
KeyCorp.	58,100	1,275,295

Beverages — 2.1%
Coca-Cola Co.	52,100	3,171,327
PepsiCo, Inc.	39,100	2,823,020

		5,994,347

Biotechnology — 2.0%
Genentech, Inc.*	23,800	1,932,084
Gilead Sciences, Inc.*	71,700	3,694,701

		5,626,785

Biotechnology Healthcare — 0.9%
Celgene Corp.*	39,600	2,427,084

Building Materials — 0.1%
Masco Corp.	15,000	297,450

Chemicals — 3.9%
Air Products & Chemicals, Inc.	20,100	1,849,200
Dow Chemical Co.	54,300	2,000,955
DuPont (E.I.) de Nemours & Co.	49,700	2,323,972
Lubrizol Corp. (The)	18,400	1,021,384
Monsanto Co.	33,600	3,746,400

		10,941,911

Clothing & Apparel — 1.0%
Kohl’s Corp.*	8,400	360,276
NIKE, Inc. (Class B Stock)	35,100	2,386,800

		2,747,076

Commercial Banks — 1.7%
Bank of America Corp.	125,946	4,774,613

Commercial Services — 0.3%
McKesson Corp.	18,400	963,608

Communication Equipment — 2.1%
Cisco Systems, Inc.*	189,900	4,574,691
QUALCOMM, Inc.	24,400	1,000,400
Tellabs, Inc.*	44,100	240,345

		5,815,436

Computer Services & Software — 1.6%
Electronic Arts, Inc.*	8,900	444,288
Microsoft Corp.	143,700	4,078,206

		4,522,494

Computers & Peripherals — 6.1%
Apple, Inc.*	41,900	6,012,650
EMC Corp.*	41,000	587,940
Hewlett-Packard Co.	100,760	4,600,702
International Business Machines Corp.	50,400	5,803,056

		17,004,348

Conglomerates — 3.8%
General Electric Co.	257,970	9,547,470
Textron, Inc.	20,200	1,119,484

		10,666,954

Construction — 0.4%
Centex Corp.	15,000	363,150
KB Home	34,800	860,604

		1,223,754

Consumer Products & Services — 2.6%
Colgate-Palmolive Co.	20,600	1,604,946
Kimberly-Clark Corp.	4,425	285,634
Procter & Gamble Co.	74,900	5,248,243

		7,138,823

Containers & Packaging — 0.2%
Sonoco Products Co.	20,500	586,915

Diversified Financial Services — 1.9%
CIT Group, Inc.	33,300	394,605
Goldman Sachs Group, Inc.	14,200	2,348,538
Lehman Brothers Holdings, Inc.	21,900	824,316
Morgan Stanley	41,100	1,878,270

		5,445,729

Diversified Telecommunication Services — 3.6%
AT&T, Inc.	179,700	6,882,510
Verizon Communications, Inc.	85,900	3,131,055

		10,013,565

Electric Utilities — 0.8%
American Electric Power Co., Inc.	11,400	474,582
Constellation Energy Group, Inc.	11,000	970,970
Entergy Corp.	6,300	687,204

		2,132,756

Electrical Equipment — 0.5%
Emerson Electric Co.	28,000	1,440,880

Electronic Components — 1.2%
Arrow Electronics, Inc.*	28,300	952,295
Avnet, Inc.*	22,700	742,971
Parker Hannifin Corp.	9,000	623,430
Tyco Electronics, Ltd. (Bermuda)	13,700	470,184
Tyco International Ltd. (Bermuda)	13,000	572,650

		3,361,530

Energy Equipment & Services — 1.0%
Baker Hughes, Inc.	17,950	1,229,575
Cameron International Corp.*	16,100	670,404
Halliburton Co.	12,600	495,558
National-Oilwell Varco, Inc.*	9,100	531,258

		2,926,795

Engineering/Construction — 0.7%
Fluor Corp.	12,900	1,820,964

Farming & Agriculture — 0.3%
Bunge Ltd. (Bermuda)	11,000	955,680

Financial - Bank & Trust — 1.4%
Comerica, Inc.	27,600	968,208
U.S. Bancorp	29,000	938,440
Wells Fargo & Co.	68,000	1,978,800

		3,885,448

Financial Services — 6.2%
Citigroup, Inc.	226,500	4,851,630
CME Group, Inc.	6,400	3,002,240
Franklin Resources, Inc.	22,500	2,182,275
JPMorgan Chase & Co.	116,876	5,019,824
Merrill Lynch & Co., Inc.	28,300	1,152,942
NYSE Euronext, Inc.	18,600	1,147,806

		17,356,717

Food & Staples Retailing — 2.3%
Costco Wholesale Corp.	17,600	1,143,472
Kroger Co. (The)	52,300	1,328,420
SUPERVALU, Inc.	20,000	599,600
Wal-Mart Stores, Inc.	61,600	3,245,088

		6,316,580

Foods — 1.7%
Kellogg Co.	32,900	1,729,224
Sara Lee Corp.	66,800	933,864
Wrigley, (Wm., Jr.) Co.(a)	32,700	2,054,868

		4,717,956

Healthcare Equipment & Supplies — 0.2%
Covidien Ltd. (Bermuda)	14,700	650,475

Healthcare Providers & Services — 0.8%
AmerisourceBergen Corp.	27,900	1,143,342
Express Scripts, Inc.*	6,500	418,080
WellPoint, Inc.*	18,100	798,753

		2,360,175

Hotels, Restaurants & Leisure — 0.9%
McDonald’s Corp.	28,700	1,600,599
Yum! Brands, Inc.	27,300	1,015,833

		2,616,432

Information Technology Products & Services — 0.3%
Ingram Micro, Inc. (Class A Stock)*	47,100	745,593

Insurance — 5.6%
ACE Ltd.	26,600	1,464,596
Allstate Corp. (The)	29,700	1,427,382
American International Group, Inc.	77,887	3,368,613
AXIS Capital Holdings Ltd. (Bermuda)	8,550	290,529
Genworth Financial, Inc. (Class A Stock)	24,600	556,944
Hartford Financial Service Group, Inc.	16,500	1,250,205
MetLife, Inc.	52,900	3,187,754
Old Republic International Corp.	48,000	619,680
Travelers Cos., Inc. (The)	47,993	2,296,465
Unum Group	55,700	1,225,957

		15,688,125

Internet Services — 2.4%
eBay, Inc.*	54,600	1,629,264
Google, Inc. (Class A Stock)*	11,600	5,109,452

		6,738,716

Machinery & Equipment — 2.4%
Caterpillar, Inc.	22,200	1,738,038
Deere & Co.	25,500	2,051,220
Eaton Corp.	10,200	812,634
SPX Corp.	11,900	1,248,310
Terex Corp.*	11,500	718,750

		6,568,952

Media — 2.3%
CBS Corp. (Class B Stock)	38,550	851,184
Citadel Broadcasting Corp.	3,616	6,002
Comcast Corp. (Class A Stock)	67,150	1,298,681
Gannett Co., Inc.	33,700	978,985
Time Warner, Inc.	81,800	1,146,836
Viacom, Inc. (Class B Stock)*	16,600	657,692
Walt Disney Co. (The)	47,100	1,477,998

		6,417,378

Medical Supplies & Equipment — 1.3%
Alcon, Inc. (Switzerland)	13,100	1,863,475
Becton Dickinson & Co.	6,200	532,270
Medtronic, Inc.	27,900	1,349,523

		3,745,268

Metals & Mining — 0.6%
Alcoa, Inc.	48,600	1,752,516

Multi-Utilities — 0.1%
Ameren Corp.	5,300	233,412

Oil, Gas & Consumable Fuels — 10.7%
ChevronTexaco Corp.	52,346	4,468,254
ConocoPhillips	61,300	4,671,673
EOG Resources, Inc.	20,600	2,472,000
Exxon Mobil Corp.	134,900	11,409,842
Marathon Oil Corp.	34,500	1,573,200
Noble Energy, Inc.	19,100	1,390,480
Schlumberger Ltd.	44,300	3,854,100

		29,839,549

Paper & Forest Products — 0.3%
International Paper Co.	28,300	769,760

Personnel Services — 0.3%
Apollo Group, Inc. (Class A Stock)*	17,000	734,400

Pharmaceuticals — 7.2%
Abbott Laboratories	68,600	3,783,290
Johnson & Johnson	67,900	4,404,673
Lilly, (Eli) & Co.	40,800	2,104,872
Medco Health Solutions, Inc.*	44,100	1,931,139
Merck & Co., Inc.	86,100	3,267,495
Pfizer, Inc.	219,520	4,594,554

		20,086,023

Printing & Publishing
Donnelley, (R.R.) & Sons Co.	200	6,062
Idearc, Inc.	11,167	40,648

		46,710

Retail & Merchandising — 1.4%
Dick’s Sporting Goods, Inc.*	36,800	985,504
Macy’s, Inc.	79,100	1,824,046
Target Corp.	16,800	851,424

		3,660,974

Semiconductors — 2.4%
Broadcom Corp. (Class A Stock)*	59,700	1,150,419
Intel Corp.	145,280	3,077,030
MEMC Electronic Materials, Inc.*	14,100	999,690
NVIDIA Corp.*	81,400	1,610,906

		6,838,045

Software — 0.4%
Adobe Systems, Inc.*	32,200	1,145,998

Technology — 0.2%
Sanmina SCI Corp.*	262,300	424,926

Technology Software — 0.3%
Electronic Data Systems Corp.	54,200	902,430

Thrifts & Mortgage Finance — 0.9%
Fannie Mae(a)	48,900	1,287,048
Freddie Mac	40,000	1,012,800
Washington Mutual, Inc.	24,100	248,230

		2,548,078

Tobacco — 1.7%
Altria Group, Inc.	66,050	1,466,310
Philip Morris International, Inc.*	66,050	3,340,809

		4,807,119

Utilities — 0.4%
Dominion Resources, Inc.	15,200	620,768
Duke Energy Corp.	31,200	556,920

		1,177,688

Wireless Telecommunication Services — 0.3%
Sprint Nextel Corp.*	132,974	889,596

TOTAL LONG-TERM INVESTMENTS (cost $270,533,159)		278,500,635

SHORT-TERM INVESTMENT — 1.0%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $2,867,150; includes $1,572,529 of cash collateral for securities on loan)(b)(w)	2,867,150	2,867,150

TOTAL INVESTMENTS — 100.6% (cost $273,400,309)		281,367,785

Liabilities in excess of other assets — (0.6)%		(1,808,801)

NET ASSETS — 100.0%		$279,558,984

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $872,490; cash collateral of $1,572,529 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$281,367,785	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$281,367,785	—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and March 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.6%

COMMON STOCKS

Aerospace — 4.4%
Boeing Co.	51,218	$3,809,083
Lockheed Martin Corp.	34,797	3,455,342
Northrop Grumman Corp.	45,983	3,577,937

		10,842,362

Airlines — 0.2%
Continental Airlines, Inc. (Class B Stock)*(a)	21,693	417,156

Automotive Parts — 1.2%
AutoZone, Inc.*	2,769	315,195
Lear Corp.*	5,595	144,967
Magna International, Inc. (Class A Stock) (Canada)	35,174	2,537,804

		2,997,966

Beverages — 1.3%
Coca-Cola Co. (The)	3,197	194,601
Coca-Cola Enterprises, Inc.(a)	45,120	1,091,904
Molson Coors Brewing Co. (Class B Stock)	16,893	888,065
Pepsi Bottling Group, Inc.	23,172	785,763
PepsiCo, Inc.	2,722	196,528

		3,156,861

Biotechnology — 1.4%
Amgen, Inc.*	84,491	3,530,034

Broadcasting — 1.2%
CBS Corp. (Class B Stock)	125,215	2,764,747
Liberty Media Corp. - Capital (Class A Stock)*	14,069	221,446

		2,986,193

Business Services — 1.6%
Accenture Ltd. (Class A Stock)(a)	89,925	3,162,662
MasterCard, Inc. (Class A Stock)(a)	1,575	351,209
Visa, Inc. (Class A Stock)*	7,718	481,295

		3,995,166

Capital Markets — 0.1%
Schwab, (Charles) Corp. (The)	11,996	225,885

Chemicals — 2.3%
CF Industries Holdings, Inc.(a)	3,777	391,373
E.I. Du Pont de Nemours & Co.(a)	71,962	3,364,943
Methanex Corp. (Canada)	62,809	1,643,712
Terra Industries, Inc.*(a)	3,165	112,452

		5,512,480

Clothing & Apparel — 0.2%
VF Corp.	6,784	525,828

Computer Hardware — 6.7%
Hewlett-Packard Co.	119,198	5,442,581
International Business Machines Corp.	58,637	6,751,464
Seagate Technology (Cayman Islands)(a)	89,191	1,867,659
Western Digital Corp.*(a)	87,102	2,355,238

		16,416,942

Computer Services & Software — 4.3%
Computer Sciences Corp.*(a)	66,253	2,702,460
Microsoft Corp.	261,872	7,431,927
Sun Microsystems, Inc.*(a)	29,231	453,958

		10,588,345

Conglomerates — 0.4%
Altria Group, Inc.	12,938	287,224
Philip Morris International, Inc.*	12,938	654,404

		941,628

Construction — 0.7%
Jacobs Engineering Group, Inc.*	809	59,534
Lennar Corp. (Class A Stock)(a)	7,000	131,670
NVR, Inc.*(a)	2,114	1,263,115
Perini Corp.*(a)	4,421	160,173
Toll Brothers, Inc.*	6,065	142,406

		1,756,898

Consumer Products & Services — 6.5%
Blyth, Inc.	8,885	175,212
Hasbro, Inc.(a)	62,436	1,741,964
Johnson & Johnson	61,682	4,001,311
Kimberly-Clark Corp.	56,740	3,662,567
Procter & Gamble Co.	28,981	2,030,699
Reynolds America, Inc.(a)	11,263	664,855
Tupperware Brands Corp.	59,495	2,301,267
Universal Corp.(a)	21,709	1,422,591

		16,000,466

Diversified Operations — 0.1%
Walter Industries, Inc.(a)	2,820	176,617

Diversified Telecommunication Services — 0.2%
Qwest Communications International, Inc.(a)	126,702	573,960

Electronic Components & Equipment — 3.5%
Avnet, Inc.*	51,169	1,674,761
Duke Energy Corp.	1,865	33,290
General Electric Co.	145,382	5,380,588
Tyco Electronics Ltd. (Bermuda)	43,046	1,477,339

		8,565,978

Entertainment & Leisure — 1.8%
Regal Entertainment Group (Class A Stock)(a)	28,246	544,865
Walt Disney Co. (The)	123,574	3,877,752

		4,422,617

Environmental Services
Allied Waste Industries, Inc.*	2,439	26,366

Financial - Bank & Trust — 3.9%
Bank of America Corp.	154,756	5,866,800
Hudson City Bancorp, Inc.	11,448	202,401
Regions Financial Corp.(a)	42,608	841,508
State Street Corp.	6,238	492,802
U.S. Bancorp	59,618	1,929,238
Wachovia Corp.(a)	9,508	256,716

		9,589,465

Financial Services — 7.9%
Bank of New York Mellon Corp. (The)	17,572	733,280

Capital One Financial Corp.	24,056	1,184,036
Citigroup, Inc.	123,807	2,651,946
Fannie Mae(a)	8,165	214,903
Goldman Sachs Group, Inc. (The)	22,257	3,681,085
JPMorgan Chase & Co.	137,489	5,905,153
KKR Financial Holdings LLC	33,752	427,304
Lehman Brothers Holdings, Inc.	7,640	287,570
Merrill Lynch & Co., Inc.	22,998	936,939
Morgan Stanley	41,795	1,910,031
Royal Bank of Canada (Canada)(a)	21,631	1,005,841
Washington Mutual, Inc.(a)	40,978	422,073

		19,360,161

Food — 1.2%
General Mills, Inc.	49,387	2,957,294

Furniture — 0.1%
Steelcase, Inc. (Class A Stock)	32,335	357,625

Healthcare Services — 1.8%

AMERIGROUP Corp.*(a)	43,082	1,177,431
Apria Healthcare Group, Inc.*(a)	20,883	412,439
Humana, Inc.*	44,025	1,974,962
WellCare Health Plans, Inc.*(a)	19,952	777,130

		4,341,962

Insurance — 4.0%
ACE Ltd.	46,668	2,569,540
Aetna, Inc.	1,985	83,549
American International Group, Inc.	204	8,823
Arch Capital Group Ltd. (Bermuda)*	19,096	1,311,322
Aspen Insurance Holdings Ltd. (Bermuda)(a)	52,189	1,376,746
AXIS Capital Holdings Ltd. (Bermuda)	16,388	556,864
Endurance Specialty Holdings Ltd. (Bermuda)(a)	44,604	1,632,506
Max Capital Group Ltd. (Bermuda)(a)	12,084	316,480
PartnerRe Ltd. (Bermuda)	6,775	516,933
Travelers Cos., Inc. (The)	15,592	746,077
UnumProvident Corp.(a)	25,712	565,921

		9,684,761

Internet Services — 1.6%
Cisco Systems, Inc.*	18,195	438,318
Electronic Data Systems Corp.(a)	68,259	1,136,512
Open Text Corp. (Canada)*(a)	11,101	347,572
Symantec Corp.*	113,077	1,879,340

		3,801,742

Machinery & Equipment — 0.9%
Caterpillar, Inc.(a)	23,741	1,858,683
Deere & Co.	2,639	212,281

		2,070,964

Medical Supplies & Equipment — 2.2%
Baxter International, Inc.	25,832	1,493,606
Becton Dickinson & Co.	39,800	3,416,830
Invitrogen Corp.*(a)	5,367	458,718

		5,369,154

Metals & Mining — 2.4%
Alpha Natural Resources, Inc.*(a)	2,419	105,081
Freeport-McMoRan Copper & Gold, Inc.(a)	39,398	3,790,876
Newmont Mining Corp.	4,372	198,052
Nucor Corp.	11,190	758,011
Southern Copper Corp.(a)	9,062	940,907

		5,792,927

Office Equipment — 1.9%
Lexmark International, Inc. (Class A Stock)*	44,160	1,356,595
Xerox Corp.	215,691	3,228,894

		4,585,489

Oil & Gas — 14.9%
ChevronTexaco Corp.	80,652	6,884,454
ConocoPhillips	73,923	5,633,672
EnCana Corp. (Canada)(a)	19,733	1,494,775
Exxon Mobil Corp.	150,726	12,748,405
Occidental Petroleum Corp.	59,182	4,330,347
Stone Energy Corp.*	6,656	348,175
Sunoco, Inc.	13,030	683,684
Valero Energy Corp.	60,826	2,987,165
W&T Offshore, Inc.(a)	37,098	1,265,413

		36,376,090

Pharmaceuticals — 4.3%
Biovail Corp. (Canada)	37,382	398,118
Bristol-Meyers Squibb Co.	71,801	1,529,361
Cephalon, Inc.*	10,147	653,467
Forest Laboratories, Inc.*	10,343	413,824
Lilly, (Eli) & Co.	26,166	1,349,904
Pfizer, Inc.	288,123	6,030,414
Wyeth	1,303	54,413

		10,429,501

Printing & Publishing — 0.5%
Donnelley, (R.R.) & Sons Co.	39,869	1,208,429

Railroads — 0.6%
CSX Corp.	14,784	828,939
Norfolk Southern Corp.	10,746	583,723

		1,412,662

Real Estate Investment Trust — 0.4%
Hospitality Properties Trust Real Estate(a)	2,802	95,324
Host Hotels & Resorts, Inc.(a)	36,962	588,435
ProLogis	4,701	276,701

		960,460

Restaurants — 1.8%
McDonald’s Corp.	79,331	4,424,290
Yum! Brands, Inc.	790	29,396

		4,453,686

Retail & Merchandising — 2.0%
Best Buy Co., Inc.	4,528	187,731
Gap, Inc. (The)(a)	87,112	1,714,364
Macy’s, Inc.	30,820	710,709
RadioShack Corp.(a)	100,169	1,627,747
Wal-Mart Stores, Inc.	13,690	721,189

		4,961,740

Semiconductors — 1.1%
Amkor Technology, Inc.*(a)	117,801	1,260,471

Applied Materials, Inc.	12,384	241,612
ASM International NV (Netherlands)	1,519	28,147
NVIDIA Corp.*	18,738	370,825
OmniVision Technologies, Inc.*(a)	21,233	357,139
Xilinx, Inc.(a)	14,002	332,547

		2,590,741

Technology
Genzyme Corp.*	627	46,737

Telecommunications — 4.3%
AT&T, Inc.	133,692	5,120,404
Embarq Corp.	3,414	136,901
Verizon Communications, Inc.	142,392	5,190,188

		10,447,493

Transportation — 0.5%
Con-Way, Inc.	779	38,545
United Parcel Service, Inc. (Class B Stock)	16,758	1,223,669

		1,262,214

Utilities — 3.2%
Constellation Energy Group, Inc.(a)	1,876	165,595
Edison International	49,124	2,408,058
EMCOR Group, Inc.*	23,018	511,230
Entergy Corp.	2,293	250,120
Exelon Corp.	13,787	1,120,469
FPL Group, Inc.	30,938	1,941,050
Progress Energy, Inc.(a)	11,037	460,243
Public Service Enterprise Group, Inc.	5,024	201,915
Reliant Energy, Inc.*(a)	34,844	824,061

		7,882,741

TOTAL LONG-TERM INVESTMENTS (cost $243,489,466)		243,603,786

SHORT-TERM INVESTMENTS — 17.5%

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. GOVERNMENT AGENCY OBLIGATION — 0.2%

Federal Home Loan Banks(n) (cost $600,000)
1.35%	04/01/08	$600	600,000

	Shares

AFFILIATED MONEY MARKET MUTUAL FUND — 17.3%
Dryden Core Investment Fund - Taxable Money Market Series (cost $42,325,060; includes $42,244,185 of cash collateral for securities on loan)(b)(w)	42,325,060	42,325,060

TOTAL SHORT-TERM INVESTMENTS (cost $42,925,060)		42,925,060

TOTAL INVESTMENTS — 117.1% (cost $286,414,526)		286,528,846
Liabilities in excess of other assets — (17.1)%		(41,839,736)

NET ASSETS — 100.0%		$244,689,110

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $40,578,130; cash collateral of $42,244,185 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(n)	Rate shown is the effective yield at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$285,928,846	—
Level 2 - Other Significant Observable Inputs	600,000	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$286,528,846	—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and March 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

AST AMERICAN CENTURY STRATEGIC ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 90.3%

COMMON STOCKS — 60.0%

Advertising
Omnicom Group, Inc.	652	$28,805

Aerospace — 1.2%
Alliant Techsystems, Inc.*(a)	1,600	165,648
BE Aerospace, Inc.*	9,800	342,510
Boeing Co.	6,496	483,108
Elbit Systems Ltd. (Israel)	1,300	71,365
Finmeccanica SpA (Italy)	7,830	266,270
Lockheed Martin Corp.	2,597	257,882
Northrop Grumman Corp.	3,192	248,370
Raytheon Co.(a)	6,000	387,660
United Technologies Corp.	5,200	357,864

		2,580,677

Agriculture — 0.3%
Japan Tobacco, Inc. (Japan)	20	100,120
Syngenta AG (Switzerland)	1,773	519,528
UST, Inc.(a)	1,700	92,684

		712,332

Airlines — 0.2%
Continental Airlines, Inc. (Class B Stock)*(a)	4,600	88,458
EasyJet PLC (United Kingdom)*	5,930	43,692
Grupo Aeroportuario del Pacifico SA de CV, ADR (Mexico)	1,700	76,500
Southwest Airlines Co.(a)	11,788	146,171
UAL Corp.	762	16,406

		371,227

Automobile Manufacturers — 0.3%
Delek Automotive Systems Ltd. (Israel)	4,500	63,227
Fiat SpA (Italy)	3,000	69,386
Ford Motor Co.*	3,334	19,071
Honda Motor Co. Ltd. (Japan)	1,500	42,812
PT Astra International Tbk (Indonesia)	39,500	104,060
Toyota Motor Corp. (Japan)	7,000	349,017

		647,573

Automotive Parts — 0.5%
Advance Auto Parts, Inc.	2,100	71,505
Autoliv, Inc.	1,728	86,746
Autozone, Inc.*	3,422	389,526
BorgWarner, Inc.	8,000	344,240
Genuine Parts Co.	1,897	76,297
Magna International, Inc. (Class A Stock)	1,047	75,541

		1,043,855

Automotive Parts & Equipment — 0.1%
ArvinMeritor, Inc.	7,000	87,570
Continental AG (Germany)*	887	90,449

		178,019

Beverages — 1.4%
Anheuser-Busch Cos., Inc.	13,507	640,907
Cia Cervecerias Unidas SA (Chile)	6,200	44,258
Coca-Cola Co.	14,423	877,928
Coca-Cola Enterprises, Inc.	12,096	292,723
Coca-Cola Hellenic Bottling Co. SA (Greece)	2,430	113,173
Diageo PLC (United Kingdom)	5,080	102,433
Pepsi Bottling Group, Inc.	9,214	312,447
PepsiCo, Inc.	6,533	471,683
Tsingtao Brewery (Hong Kong)	26,000	76,837

		2,932,389

Biotechnology — 0.4%
Amgen, Inc.*	12,125	506,582
Illumina, Inc.*(a)	800	60,720
Invitrogen Corp.*(a)	2,478	211,795
Millennium Pharmaceuticals, Inc.*	6,000	92,760

		871,857

Broadcasting — 0.3%
CBS Corp. (Class B Stock)	850	18,768
Viacom, Inc. (Class B Stock)*	17,590	696,916

		715,684

Building & Construction — 0.2%
AMEC PLC (United Kingdom)	7,120	102,235
Armstrong World Industries, Inc.	1,163	41,473
Foster Wheeler Ltd.*	5,800	328,396
Thor Industries, Inc.(a)	978	29,115

		501,219

Building Materials — 0.3%
China National Building Material Co. Ltd. (Hong Kong)	36,000	84,835
Holcim Ltd. (Switzerland)	1,230	129,180
Lowe’s Cos., Inc.(a)	13,719	314,714
Masco Corp.	5,022	99,586

		628,315

Building Products — 0.1%
Daikin Industries Ltd. (Japan)	3,500	150,632

Business Services — 0.6%
Accenture Ltd. (Class A Stock)	11,322	398,195
Berkshire Hathaway, Inc. (Class A Stock)*	1	133,400
Capita Group PLC (United Kingdom)	14,825	199,630
Fiserv, Inc.*	1,900	91,371
FTI Consulting, Inc.*	5,400	383,616
Watson Wyatt & Co. Holdings (Class A Stock)	388	22,019

		1,228,231

Cable Television
Comcast Corp. (Class A Stock)	5,290	102,309

Chemicals — 1.1%
BASF AG (Germany)	650	87,544
Celanese Corp. (Class A Stock)(a)	3,171	123,828
CF Industries Holdings, Inc.(a)	378	39,168
DuPont (E.I.) de Nemours & Co.	7,622	356,405

International Flavors & Fragrances, Inc.	931	41,011
Israel Chemicals Ltd. (Israel)	9,100	127,343
K+S AG (Germany)	846	276,889
Minerals Technologies, Inc.(a)	1,479	92,881
Mosaic Co. (The)*	2,589	265,631
Potash Corp. of Saskatchewan (Canada)	920	142,959
PPG Industries, Inc.	3,000	181,530
SGL Carbon AG (Germany)*	887	56,014
Terra Industries, Inc.*(a)	3,200	113,696
Umicore (Belgium)	2,445	127,228
Uralkali (Russia)*	4,700	197,400
Yara International ASA (Norway)	2,420	139,953

		2,369,480

Clothing & Apparel — 0.3%
Adidas AG (Germany)	1,680	111,689
Burberry Group PLC (United Kingdom)	9,051	80,923
Gildan Activewear, Inc. (Canada)*	2,200	82,192
Guess, Inc.	2,100	84,987
Lojas Renner SA (Brazil)	3,200	59,525
VF Corp.	1,660	128,666

		547,982

Coal — 0.4%
Alpha Natural Resources, Inc.*	4,900	212,856
Banpu PCL (Thailand)	5,500	72,670
Bumi Resources Tbk (Indonesia)	182,500	122,922
China Shenhua Energy Co. Ltd. (Class H Stock) (China)	19,500	77,923
CONSOL Energy, Inc.	2,800	193,732
Exxaro Resources Ltd. (South Africa)	4,200	57,148
Foundation Coal Holdings, Inc.	1,400	70,462

		807,713

Commercial Banks — 0.9%
Associated Banc-Corp.(a)	2,889	76,934
Banco do Brasil SA (Brazil)	4,800	63,245
Banco Santander Central Hispano SA (Spain)	11,940	237,891
BRE Bank SA (Poland)*	700	113,788
Credicorp Ltd. (Bermuda)	1,000	71,740
HSBC Holdings PLC (United Kingdom)	13,600	221,580
ICICI Bank Ltd., ADR (India)	2,900	110,751
Industrial & Commercial Bank of China (Class H Stock) (China)	74,000	51,535
Julius Baer Holding AG (Switzerland)	4,130	304,417
Marshall & Ilsley Corp.	8,303	192,630
Societe Generale (France)	215	20,688
Societe Generale (France)*	560	54,832
St. George Bank Ltd. (Australia)	1,560	36,654
Standard Chartered PLC (United Kingdom)	3,200	109,362
SunTrust Banks, Inc.	1,741	95,999
Westpac Banking Corp. (Australia)	2,700	58,604
Zions Bancorp(a)	1,098	50,014

		1,870,664

Commercial Services — 0.4%
Cintra Concesiones de Infraestructuras de Transporte SA (Spain)	10,097	149,364
Parexel International Corp.*	4,500	117,450
Visa, Inc. (Class A Stock)*(a)	2,502	156,025
Western Union Co. (The)	17,258	367,078

		789,917

Computer Hardware — 1.8%
Apple, Inc.*	7,596	1,090,026
Dell, Inc.*	10,400	207,168
EMC Corp.*	11,900	170,646
Hewlett-Packard Co.	19,702	899,593
International Business Machines Corp.	10,062	1,158,539
Lexmark International, Inc. (Class A Stock)*	4,158	127,734
Western Digital Corp.*(a)	3,599	97,317
Wistron Corp. (Taiwan)	82,013	130,661

		3,881,684

Computer Services & Software — 0.3%
Computer Sciences Corp.*	1,011	41,239
Dimension Data Holdings PLC (United Kingdom)	56,400	54,244
DST Systems, Inc.*(a)	1,700	111,758
GameStop Corp. (Class A Stock)*(a)	5,900	305,089
UBISOFT Entertainment (France)*	850	73,230

		585,560

Computer Software — 0.3%
Activision, Inc.*(a)	13,600	371,416
Electronic Arts, Inc.*	1,700	84,864
Salesforce.com, Inc.*(a)	1,800	104,166

		560,446

Computers — 0.2%
Diebold, Inc.	2,352	88,318
Seagate Technology (Cayman Islands)	9,679	202,678
Sun Microsystems, Inc.*(a)	8,098	125,762

		416,758

Conglomerates — 0.3%
Altria Group, Inc.	6,811	151,204
Mitsubishi Corp. (Japan)	7,000	211,377
Tyco International Ltd.	7,724	340,242

		702,823

Construction — 0.6%
Aker Kvaerner ASA (Norway)	6,390	145,559
Asia Cement Corp. (Taiwan)	67,920	121,399
Chicago Bridge & Iron Co. NV (Netherlands)	2,353	92,332
China Communications Construction Co. Ltd. (Class H Stock) (China)	29,000	64,091
Daelim Industrial Co. (South Korea)*	600	76,640
Enka Insaat Ve Sanayi A/S (Turkey)	9,400	115,536
Fluor Corp.	785	110,811
Hochtief AG (Germany)	760	69,592
KB Home(a)	2,400	59,352

McDermott International, Inc.*	3,785	207,494
Orascom Construction Industries (Egypt)	1,000	75,413
Shaw Group, Inc.*(a)	2,100	98,994
Truba Alam Manunggal Engineering PT (Indonesia)*	31,500	2,909
WorleyParsons Ltd. (Australia)	2,980	91,153

		1,331,275

Construction and Engineering — 0.3%
Linde AG (Germany)	2,540	358,859
Vinci SA (France)	2,740	198,078

		556,937

Consumer Durables
Whirlpool Corp.	476	41,307

Consumer Products & Services — 1.8%
Avon Products, Inc.	2,000	79,080
Herbalife Ltd.	2,600	123,500
Johnson & Johnson	25,832	1,675,722
Kimberly-Clark Corp.	5,160	333,078
Procter & Gamble Co.	15,157	1,062,051
Reckitt Benckiser Group PLC (United Kingdom)	6,019	333,400
Unicharm Corp. (Japan)	1,400	102,388

		3,709,219

Consumer Staples - Home Products
Colgate-Palmolive Co.	1,333	103,854

Containers & Packaging — 0.7%
Bemis Co., Inc.(a)	14,268	362,835
Owens-Illinois, Inc.*(a)	19,678	1,110,430

		1,473,265

Distribution/Wholesale — 0.1%
Grainger, (W.W.), Inc.(a)	379	28,952
Li & Fung Ltd. (Hong Kong)	14,000	51,897
Marubeni Corp. (Japan)	16,000	116,533

		197,382

Diversified Financial Services — 0.7%
AllianceBernstein Holding LP	1,204	76,309
Barloworld Ltd. (South Africa)	3,400	45,198
BlackRock, Inc.(a)	800	163,344
Bolsa de Mercadorias e Futuros (Brazil)	11,300	101,814
Discover Financial Services LLC	24,730	404,830
ICAP PLC (United Kingdom)	8,410	94,971
Legg Mason, Inc.(a)	959	53,685
Man Group PLC (United Kingdom)	16,116	177,354
Waddell & Reed Financial, Inc. (Class A Stock)	5,400	173,502
Yuanta Financial Holding Co. Ltd. (Taiwan)*	145,000	136,029

		1,427,036

Diversified Operations — 1.3%
Anglo American PLC (United Kingdom)	3,910	234,971
GEA Group AG (Germany)	4,418	148,566
General Electric Co.	62,981	2,330,927
Keppel Corp. Ltd. (Singapore)	8,000	57,539

		2,772,003

Education — 0.1%
DeVry, Inc.(a)	1,800	75,312
MegaStudy Co. Ltd. (Korea)	600	199,929

		275,241

Electric — 0.1%
NRG Energy, Inc.*(a)	3,230	125,938

Electronic Components & Equipment — 2.3%
AAC Acoustic Technology (Hong Kong)*	48,000	38,732
Au Optronics Corp. (Taiwan)	112,000	194,289
Duke Energy Corp.(a)	3,300	58,905
Emerson Electric Co.	11,560	594,878
Fanuc Ltd. (Japan)	1,000	95,104
Flextronics International Ltd.*(a)	13,300	124,887
Gamesa Corp. Tecnologica SA (Spain)	3,340	152,391
HON HAI Precision Industry Co. Ltd. (Taiwan)	38,400	219,938
Hubbell, Inc. (Class B Stock)	2,287	99,919
IdaCorp, Inc.(a)	2,412	77,449
LG.Philips LCD Co. Ltd. (South Korea)	1,700	76,301
Mitsubishi Electric Corp. (Japan)	8,000	69,181
Molex, Inc.	6,754	156,423
National Semiconductor Corp.	8,522	156,123
Nintendo Co. Ltd. (Japan)	4,400	284,021
Nintendo Co. Ltd., ADR (Japan)	600	309,390
Parker Hannifin Corp.	2,673	185,159
Samsung Heavy Industries Co. Ltd. (South Korea)	530	333,407
Schneider Electric SA (France)	870	112,574
Sony Corp. (Japan)	1,700	67,707
Thermo Fisher Scientific, Inc.*	18,400	1,045,856
Tyco Electronics Ltd. (Bermuda)	14,704	504,641

		4,957,275

Entertainment & Leisure — 0.5%
Bally Technologies, Inc.*(a)	3,400	116,756
International Game Technology	4,500	180,945
International Speedway Corp. (Class A Stock)	3,530	145,436
Las Vegas Sands Corp.*(a)	1,000	73,640
Melco PBL Entertainment Macau Ltd., ADR (Hong Kong)*	6,060	68,963
RC2 Corp.*(a)	2,540	53,264
Speedway Motorsports, Inc.	5,367	134,551
Time Warner, Inc.	15,120	211,982
WMS Industries, Inc.*(a)	3,050	109,708

		1,095,245

Environmental Services — 0.3%
Allied Waste Industries, Inc.*	711	7,686
Republic Services, Inc.	2,187	63,948
Veolia Environnement (France)	2,440	170,111
Waste Management, Inc.	8,953	300,463

		542,208

Equipment Services — 0.1%
Newell Rubbermaid, Inc.	5,760	131,731

Exchange Traded Funds — 0.3%
iShares MSCI Emerging Markets Index Fund(a)	3,300	443,454

iShares Russell 1000 Growth Index Fund	3,400	185,096

		628,550

Farming & Agriculture — 0.5%
Monsanto Co.	9,038	1,007,737

Financial - Bank & Trust — 2.3%
Anglo Irish Bank Corp. (Ireland)	2,590	34,756
Bank of America Corp.	31,412	1,190,829
Bank of New York Mellon Corp. (The)	2,340	97,648
BB&T Corp.(a)	1,982	63,543
China Merchants Bank Co. Ltd. (China)	77,000	266,638
Kasikornbank PCL (Thailand)	22,100	63,173
KBC Groep NV (Belgium)	2,310	299,559
Komercni Banka AS (Czech Republic)	600	143,392
National Bank of Greece SA (Greece)	6,600	348,229
National City Corp.(a)	3,920	39,004
Northern Trust Corp.	5,971	396,892
South Financial Group, Inc. (The)(a)	4,485	66,647
State Street Corp.	6,432	508,128
U.S. Bancorp	9,227	298,586
Wachovia Corp.(a)	7,490	202,230
Wells Fargo & Co.,	25,302	736,288

		4,755,542

Financial - Brokerage — 0.2%
Alliance Global Group, Inc. (Philippines)*	653,000	60,970
Invesco Ltd.(a)	13,400	326,424
Knight Capital Group, Inc. (Class A Stock)*(a)	3,400	55,216

		442,610

Financial Services — 2.7%
American Express Co.	2,498	109,213
Ameriprise Financial, Inc.	1,007	52,213
Block, (H&R), Inc.	6,420	133,279
Bumiputra-Commerce Holdings Bhd (Malaysia)	75,400	234,557
Capital One Financial Corp.(a)	6,623	325,984
Citigroup, Inc.	25,857	553,857
CME Group, Inc.	200	93,820
Deutsche Boerse AG (Germany)	2,210	355,988
Egyptian Financial Group- Hermes Holding (Egypt)*	6,800	70,056
Fannie Mae(a)	664	17,476
Freddie Mac(a)	7,590	192,179
Goldman Sachs Group, Inc. (The)	805	133,139
Grupo Financiero Banorte SA de CV (Mexico)	19,200	83,437
Hang Seng Bank Ltd. (Hong Kong)	4,400	79,659
Intercontinental Exchange, Inc.*(a)	600	78,300
JPMorgan Chase & Co.	33,689	1,446,943
Merrill Lynch & Co., Inc.	5,689	231,770
Morgan Stanley	16,142	737,689
Nasdaq Stock Market, Inc. (The)*	2,000	77,320
Phonak Holding AG-Reg. (Switzerland)	670	61,461
PNC Financial Services Group, Inc.	2,210	144,910
Redecard SA (Brazil)	12,700	208,808
Royal Bank of Canada (Canada)(a)	4,894	227,571
Turkiye Garanti Bankasi AS (Turkey)	5,970	26,845
UBS AG (Switzerland)*	1,190	34,582
Washington Mutual, Inc.(a)	4,090	42,127

		5,753,183

Food — 1.7%
Campbell Soup Co.	3,987	135,359
Carrefour SA (France)	2,060	158,937
Compass Group PLC (United Kingdom)	20,350	130,148
ConAgra Foods, Inc.	6,080	145,616
Flowers Foods, Inc.(a)	2,038	50,440
General Mills, Inc.	5,000	299,400
Groupe Danone (France)	1,960	175,265
H.J. Heinz Co.	3,724	174,916
Hershey Co. (The)(a)	2,548	95,983
Hormel Foods Corp.	2,854	118,898
Kraft Foods, Inc. (Class A Stock)	14,612	453,118
Kroger Co. (The)	5,420	137,668
Nestle SA (Switzerland)	1,000	499,698
Safeway, Inc.	3,307	97,060
Sysco Corp.	4,912	142,546
Tesco PLC (United Kingdom)	47,050	353,900
Unilever NV (Netherlands)	2,951	99,095
Unilever NV	5,790	195,297
Want Want China Holdings Ltd. (China)*(g)	128,000	47,696

		3,511,040

Healthcare Products — 0.2%
C.R. Bard, Inc.	2,200	212,080
Terumo Corp. (Japan)	2,400	125,201

		337,281

Healthcare Services — 0.4%
AMERIGROUP Corp.*(a)	586	16,016
Covance, Inc.*	1,500	124,455
Health Net, Inc.*	4,039	124,401
Humana, Inc.*	2,416	108,382
Idexx Laboratories, Inc.*(a)	800	39,408
Laboratory Corp. of America Holdings*	1,200	88,416
LifePoint Hospitals, Inc.*(a)	1,866	51,259
Universal Health Services, Inc. (Class B Stock)	1,396	74,951
VCA Antech, Inc.*(a)	1,700	46,495
WellCare Health Plans, Inc.*(a)	2,861	111,436

		785,219

Hotels & Motels
Choice Hotels International, Inc.	798	27,220

Household Products — 0.2%
Avery Dennison Corp.	4,315	212,514
Tupperware Brands Corp.	4,683	181,138

		393,652

Industrial Conglomerates
Siemens AG (Germany)	680	73,699

Industrial Products — 0.5%
Cooper Industries Ltd. (Class A Stock)	5,500	220,825
Dover Corp.	3,380	141,216
Henkel KGaA (Germany)	1,130	52,235
Hyundai Heavy Industries Co. Ltd. (Korea)	100	37,411
Ingersoll-Rand Co. Ltd. (Class A Stock)	3,960	176,537
KNM Group Bhd (Malaysia)	40,400	66,944
Makita Corp. (Japan)	1,500	47,101
Mettler-Toledo International, Inc.*	443	43,024
Precision Castparts Corp.	800	81,664
SGS SA (Switzerland)	80	115,034

		981,991

Insurance — 2.0%
ACE Ltd.	3,355	184,726
Admiral Group PLC (United Kingdom)	6,050	96,417
AFLAC, Inc.	5,900	383,205
Allstate Corp.	7,927	380,972
American International Group, Inc.	14,948	646,501
Arch Capital Group Ltd.*	4,050	278,114
Aspen Insurance Holdings Ltd. (Bermuda)(a)	1,735	45,769
AXA SA (France)	4,630	168,049
Axis Capital Holdings Ltd.	4,480	152,230
Cathay Financial Holding Co. Ltd. (Taiwan)	46,000	117,349
Chubb Corp.	5,482	271,249
Genworth Financial, Inc.	1,275	28,866
Hartford Financial Service Group, Inc.	4,106	311,112
Loews Corp.	3,090	124,280
Marsh & McLennan Cos., Inc.	7,961	193,850
MGIC Investment Corp.	3,080	32,432
QBE Insurance Group Ltd. (Australia)	9,490	192,626
Sony Financial Holdings, Inc. (Japan)	47	190,018
Torchmark Corp.(a)	2,280	137,051
Travelers Cos., Inc.	1,866	89,288
UnumProvident Corp.(a)	6,832	150,372

		4,174,476

Internet Services — 0.9%
Alibaba.com Ltd. (China)*	20,235	41,912
Amazon.com, Inc.*(a)	1,738	123,919
eBay, Inc.*	3,400	101,456
Google, Inc. (Class A Stock)*	841	370,435
Juniper Networks, Inc.*(a)	4,600	115,000
MasterCard, Inc. (Class A Stock)(a)	1,300	289,887
Mercadolibre, Inc. (Argentina)*(a)	2,100	83,496
NHN Corp. (South Korea)*	700	163,346
Priceline.com, Inc.*(a)	1,900	229,634
Symantec Corp.*	18,109	300,972
VeriSign, Inc.*(a)	2,400	79,776

		1,899,833

Iron & Steel
Cia Siderurgica Nacional SA (Brazil)	2,300	82,777

Leisure Time — 0.1%
Orascom Hotels & Development (Egypt)*	3,300	52,666
Tui Travel PLC (United Kingdom)	29,110	148,909

		201,575

Lodging
Accor SA (France)	720	52,584

Machinery & Equipment — 1.3%
AGCO Corp.*(a)	8,000	479,040
Alstom (France)	1,310	284,001
Bucyrus International, Inc. (Class A Stock)	1,100	111,815
Caterpillar, Inc.(a)	6,790	531,589
CNH Global NV	797	41,468
Deere & Co.	4,222	339,618
Eaton Corp.	4,000	318,680
Flowserve Corp.	5,727	597,784

		2,703,995

Media — 0.2%
DIRECTV Group, Inc. (The)*	914	22,658
Focus Media Holding Ltd., ADR (China)*(a)	1,400	49,210
Gannett Co., Inc.	5,680	165,004
Liberty Global, Inc. (Class A Stock)*	6,700	228,336
McGraw-Hill Cos., Inc. (The)	1,819	67,212

		532,420

Medical Supplies & Equipment — 1.3%
Baxter International, Inc.	14,722	851,226
Beckman Coulter, Inc.(a)	2,970	191,714
Becton, Dickinson & Co.	9,752	837,209
Dentsply International, Inc.	4,600	177,560
Fresenius Medical Care AG (Germany)	3,970	199,625
Gen-Probe, Inc.*	1,000	48,200
Intuitive Surgical, Inc.*	300	97,305
Medtronic, Inc.	6,660	322,144
Quest Diagnostics, Inc.	1,330	60,209

		2,785,192

Metals & Mining — 1.1%
BHP Billiton Ltd. (Australia)	7,210	235,960
China Steel Corp. (Taiwan)	34,920	55,174
Cia Vale Do Rio Doce, ADR (Brazil)(a)	7,600	263,264
Cleveland-Cliffs, Inc.	1,100	131,802
Freeport-McMoRan Copper & Gold, Inc. (Class B Stock)(a)	5,390	518,626
Kumba Iron Ore Ltd. (South Africa)	2,200	83,958
Lupatech SA (Brazil)*	2,900	88,634
Mechel OAO, ADR (Russia)	1,000	113,790
Norsk Hydro ASA (Norway)	13,320	194,084
Nucor Corp.	2,240	151,738
Rio Tinto Ltd. (Australia)	2,570	287,719
Valmont Industries, Inc.(a)	2,000	175,780

		2,300,529

Mining — 0.2%
Agnico-Eagle Mines Ltd. (China)(a)	1,920	130,003
Antofagasta PLC (United Kingdom)	3,100	43,128
Aquarius Platinum Ltd. (Bermuda)*	5,830	86,258
Impala Platinum Holdings Ltd. (South Africa)	2,400	92,626
International Nickel Indonesia Tbk Pt (Indonesia)	65,000	49,430
Southern Copper Corp.(a)	631	65,517

		466,962

Miscellaneous Manufacturing — 0.2%
3M Co.	1,243	98,383
Honeywell International, Inc.	7,300	411,866

		510,249

Networking/Telecommunications Equipment — 0.1%
Research In Motion Ltd.*	2,270	254,762

Office Equipment — 0.3%
Canon, Inc. (Japan)	4,300	198,004
Pitney Bowes, Inc.	2,150	75,293
Xerox Corp.	23,513	351,989

		625,286

Oil & Gas — 6.2%
ABB Ltd. (Switzerland)	7,840	210,467
Apache Corp.(a)	4,040	488,113
BP PLC, ADR (United Kingdom)(a)	7,256	440,076
ChevronTexaco Corp.	14,036	1,198,113
China Oilfield Services Ltd. (Class H Stock) (China)	28,000	45,907
CNOOC Ltd. (Hong Kong)	76,000	112,301
ConocoPhillips	15,643	1,192,153
Core Laboratories NV (Netherlands)*(a)	700	83,510
Devon Energy Corp.	4,460	465,312
EnCana Corp. (Canada)	2,750	208,313
EOG Resources, Inc.	100	12,000
Exxon Mobil Corp.	37,838	3,200,338
FMC Technologies, Inc.*	2,110	120,038
Gazprom OAO, ADR (Russia)	4,600	232,300
Halliburton Co.	3,369	132,503
Helmerich & Payne, Inc.	1,900	89,053
LUKOIL (Russia)	1,200	102,600
National-Oilwell Varco, Inc.*(a)	9,862	575,744
Occidental Petroleum Corp.	6,894	504,434
Oil & Gas Development Co. Ltd., ADR (Pakistan)	3,000	63,390
Patterson-UTI Energy, Inc.(a)	3,500	91,630
Quicksilver Resources, Inc.*(a)	3,800	138,814
Royal Dutch Shell PLC, ADR (United Kingdom)	7,806	538,458
Saipem SpA (Italy)	9,000	364,314
Sapuracrest Petroleum Bhd (Malaysia)	200,600	75,887
Sasol Ltd. (South Africa)	2,700	129,364
Schlumberger Ltd. (Netherlands)	4,270	371,490
Southwestern Energy Co.*(a)	3,800	128,022
Stone Energy Corp.*	1,981	103,626
Suncor Energy, Inc. (Canada)	1,310	126,616
Sunoco, Inc.	1,886	98,958
Total SA (France)	4,310	320,081
Transocean, Inc.*(a)	1,609	217,537
Valero Energy Corp.	2,138	104,997
W&T Offshore, Inc.(a)	1,957	66,753
Weatherford International Ltd.*(a)	3,000	217,410
WGL Holdings, Inc.(a)	2,553	81,849
XTO Energy, Inc.	5,775	357,241

		13,009,712

Oil Well Services & Equipment — 0.1%
Dresser Rand Group, Inc.*	4,500	138,375

Oil, Gas and Consumable Fuels — 0.5%
BG Group PLC (United Kingdom)	16,490	381,920
Eni SpA (Italy)	7,730	263,602
Petroleo Brasileiro SA, ADR (Brazil)	3,900	398,229

		1,043,751

Paper & Forest Products — 0.2%
Rock-Tenn Co. (Class A Stock)(a)	2,361	70,759
Weyerhaeuser Co.(a)	4,828	314,013

		384,772

Petroleum Exploration & Production — 0.1%
Ultra Petroleum Corp.*(a)	1,700	131,750

Pharmaceuticals — 3.0%
Abbott Laboratories	3,260	179,789
Alexion Pharmaceuticals, Inc.*	2,800	166,040
Allergan, Inc.	6,300	355,257
BioMarin Pharmaceutical,
Inc.*(a)	8,700	307,719
Bristol-Meyers Squibb Co.	4,651	99,066
Cephalon, Inc.*	2,693	173,429
CSL Ltd. (Australia)	11,950	403,099
Eli Lilly & Co.	12,505	645,133
Express Scripts, Inc.*	6,850	440,592
Forest Laboratories, Inc.*	3,182	127,312
Gilead Sciences, Inc.*	6,206	319,795
GlaxoSmithKline PLC (United Kingdom)	4,880	103,242
Hikma Pharmaceuticals PLC (United Kingdom)	4,094	38,066
IMS Health, Inc.	1,117	23,468
Medco Health Solutions, Inc.*(a)	8,900	389,731
Merck & Co., Inc.	4,051	153,735
Novartis AG (Switzerland)	2,120	108,658
Novo Nordisk SA (Class B Stock) (Denmark)	9,731	665,434
Pfizer, Inc.	48,890	1,023,268
Pharmstandard, GDR (Russia)*	3,600	84,600
Qiagen NV (Netherlands)*	2,300	47,840
Roche Holding AG (Switzerland)	1,040	195,727
Sepracor, Inc.*	4,084	79,720
Wyeth	5,710	238,450

		6,369,170

Pipelines — 0.1%
China Gas Holdings Ltd. (Hong Kong)	382,000	94,732
Equitable Resources, Inc.(a)	558	32,866
Oneok, Inc.	2,170	96,847

		224,445

Printing & Publishing — 0.2%
Donnelley, (R.R.) & Sons Co.	7,178	217,565
Reed Elsevier PLC (United Kingdom)	9,638	122,610

		340,175

Railroads — 0.2%
Burlington Northern Santa Fe Corp.	804	74,145
CSX Corp.	3,631	203,590
Norfolk Southern Corp.	1,062	57,688
Union Pacific Corp.	1,094	137,166

		472,589

Real Estate Investment Trust — 0.3%
Annaly Mortgage Management, Inc.(a)	2,000	30,640
China Resources Land Ltd. (China)	30,000	52,039
LPS Brasil Consultoria de Imoveis SA (Brazil)*	4,129	72,123
Rossi Residencial SA (Brazil)	7,100	60,694
Sumitomo Realty & Development Co. Ltd. (Japan)	7,000	123,385
Sun Hung Kai Properties Ltd. (Hong Kong)	9,000	140,389
Weingarten Realty Investors(a)	1,600	55,104

		534,374

Restaurants — 0.3%
Darden Restaurants, Inc.	640	20,832
McDonald’s Corp.	10,863	605,830

		626,662

Retail — 0.4%
Costco Wholesale, Inc.	5,000	324,850
Urban Outfitters, Inc.*(a)	15,600	489,060

		813,910

Retail & Merchandising — 2.2%
Aeropostale, Inc.*	3,400	92,174
Best Buy Co., Inc.	6,857	284,291
Big Lots, Inc.*	2,307	51,446
Compagnie Financiere Richemont AG (Switzerland)	1,690	94,787
CROCS, Inc.*(a)	1,300	22,711
Dufry South America Ltd. (Bermuda)*	3,200	58,449
Esprit Holdings Ltd. (Hong
Kong)	10,500	126,011
Family Dollar Stores, Inc.	3,700	72,150
Gap, Inc.(a)	14,116	277,803
Home Depot, Inc. (The)	4,590	128,382
Inditex (Spain)	2,097	116,502
J. Crew Group, Inc.*	1,900	83,923
Kohl’s Corp.*(a)	2,900	124,381
La Polar SA (Chile)	13,600	81,679
Parkson Retail Group Ltd. (China)	12,000	101,148
PPR (France)	840	124,460
Radioshack Corp.(a)	12,267	199,339
Shinsegae Co. Ltd. (Korea)	200	126,016
Staples, Inc.	6,170	136,419
Target Corp.	581	29,445
TJX Cos., Inc.(a)	18,224	602,668
Tractor Supply Co.*	2,200	86,944
Wal-Mart Stores, Inc.	19,422	1,023,151
Walgreen Co.	3,600	137,124
X 5 Retail Group NV, GDR (Russia)*	2,200	64,900
Yamada Denki Co. Ltd. (Japan)	490	42,275
Yum! Brands, Inc.	6,886	256,228

		4,544,806

Semiconductors — 1.4%
Amkor Technology, Inc.*(a)	7,766	83,096
Applied Materials, Inc.	6,640	129,546
First Solar, Inc.*	1,200	277,368
Intel Corp.	23,873	505,630
Intersil Corp. (Class A Stock)	9,900	254,133
KLA-Tencor Corp.	1,718	63,738
Linear Technology Corp.(a)	8,300	254,727
MEMC Electronic Materials, Inc.*	6,700	475,030
Microsemi Corp.*(a)	7,700	175,560
NVIDIA Corp.*	8,630	170,788
Texas Instruments, Inc.	15,550	439,599
Xilinx, Inc.(a)	11,936	283,480

		3,112,695

Software — 1.1%
Adobe Systems, Inc.*	5,692	202,578
Informatica Corp.*	4,500	76,770
McAfee, Inc.*	2,400	79,416
Metavante Technologies, Inc.*	709	14,173
Microsoft Corp.	45,682	1,296,455
Oracle Corp.*	24,388	477,029
SAP AG (Germany)	1,660	82,501

		2,228,922

Telecommunications — 3.3%
ADC Telecommunications, Inc.*(a)	7,100	85,768
America Movil SAB (Class L Stock) ADR (Mexico)	4,100	261,129
American Tower Corp. (Class A Stock)*	3,800	148,998
AT&T, Inc.	47,883	1,833,919
Axtel SAB de CV (Mexico)*	49,200	106,326
CenturyTel, Inc.	287	9,540
China Mobile Ltd. (Hong Kong)	7,500	111,594
China Mobile Ltd., ADR (Hong Kong)	3,100	232,531
Cisco Systems, Inc.*	16,413	395,389
Corning, Inc.	7,800	187,512
Dish Network Corp. (Class A Stock)*	6,199	178,097
Embarq Corp.	1,130	45,313
Global Village Telecom Holding
SA (Brazil)*	2,200	41,350
JDS Uniphase Corp.*	12,100	162,019
Koninklijke KPN NV (Netherlands)	9,140	154,399
Millicom International Cellular SA*	1,390	131,425
Mobile Telesystems, ADR (Russia)	1,500	113,775
Motorola, Inc.	3,140	29,202
MTN Group Ltd. (South Africa)	2,790	42,314
NII Holdings, Inc.*	2,559	81,325
Nokia Oyj (Finland)	6,340	200,587
Qualcomm, Inc.	9,500	389,500
Quanta Services, Inc.*(a)	7,260	168,214

SBA Communications Corp.*	13,800	411,654
SES SA, FDR (Luxembourg)	8,747	184,632
Sprint Corp.	11,620	77,738
Telefonica SA (Spain)	8,440	242,510
Turkcell Iletisim Hizmet A/S (Turkey)*	10,720	89,179
Verizon Communications, Inc.	19,558	712,889
Vodafone Group PLC (United Kingdom)	71,560	214,309

		7,043,137

Textiles — 0.1%
Kuraray Co. Ltd. (Japan)	5,000	59,591
Mohawk Industries, Inc.*(a)	900	64,449

		124,040

Tobacco — 0.3%
British American Tobacco PLC (United Kingdom)	4,250	159,501
Philip Morris International, Inc.*	6,811	344,500
Swedish Match AB (Sweden)	3,700	80,640
Universal Corp.	1,444	94,625

		679,266

Transportation — 0.4%
C.H. Robinson Worldwide, Inc.(a)	470	25,568
Central Japan Railway Co. (Japan)	10	103,331
FedEx Corp.(a)	797	73,858
Heartland Express, Inc.	2,002	28,549
Mitsui O.S.K. Lines Ltd. (Japan)	11,000	132,975
Polars Industries, Inc.(a)	1,026	42,076
U-Ming Marine Transport Corp. (Taiwan)	54,000	162,998
United Parcel Service, Inc. (Class B Stock)	3,933	287,188
YRC Worldwide, Inc.*	2,400	31,488

		888,031

Utilities — 2.1%
Ameren Corp.	1,443	63,550
CEZ A/S (Czech Republic)*	5,640	430,475
Edison International	800	39,216
EMCOR Group, Inc.*	463	10,283
Entergy Corp.	4,110	448,319
Exelon Corp.	4,132	335,808
FPL Group, Inc.	3,262	204,658
International Power PLC (United Kingdom)	27,630	218,246
JA Solar Holdings Co. Ltd., ADR (China)*	8,700	161,820
Kurita Water Industries Ltd. (Japan)	3,500	128,862
PPL Corp.(a)	4,970	228,222
Public Service Enterprise Group, Inc.	270	10,851
Puget Energy, Inc.	4,952	128,108
Q-Cells AG (Germany)*	1,590	157,793
Reliant Energy, Inc.*(a)	19,049	450,509
Scottish & Southern Energy PLC (United Kingdom)	9,970	277,807
Southern Co.(a)	1,449	51,599
Southwest Gas Corp.(a)	1,488	41,604
Suez SA (France)	2,560	168,010
Vestas Wind Systems A/S (Denmark)*	4,360	476,301
Westar Energy, Inc.(a)	5,391	122,753
Wisconsin Energy Corp.(a)	3,328	146,399
Xcel Energy, Inc.	2,698	53,825

		4,355,018

TOTAL COMMON STOCKS
(cost $129,314,707)		126,320,031

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 8.7%
Federal Home Loan Mortgage Corp.
5.992%(c)	11/01/36	$455	465,011
6.799%(c)	08/01/36	415	424,056
4.50%	01/01/19	287	286,146
5.00%	08/15/15-04/01/21	481	486,779
5.50%	12/01/33	366	371,177
6.50%	06/01/16-07/01/47	195	202,663
7.00%	06/01/14-08/01/29	136	141,093
Federal National Mortgage Assoc.
4.50%	05/01/19	621	618,136
5.00%	11/01/33-02/01/36	3,068	3,043,051
5.50%	12/01/16-01/01/34	3,176	3,211,459
5.972%(c)	06/01/37	300	306,719
6.00%	12/01/13-04/01/14	127	130,895
6.00%	TBA	4,677	4,790,505
6.423%(c)	09/01/36	219	226,617
6.45%(c)	09/01/36	258	266,341
6.497%(c)	05/01/36	341	352,269
6.50%	01/01/32-09/01/47	1,414	1,456,500
6.50%	TBA	1,154	1,195,111
7.00%	05/01/11-09/01/31	103	107,506
7.50%	03/01/27-09/01/30	69	72,798
Government National Mortgage Assoc.
6.00%	04/15/28-05/15/28	49	50,417
6.50%	03/15/28-04/15/28	31	32,322
7.00%	12/15/27-05/15/31	78	82,449
7.50%	05/15/30	26	27,188
8.00%	03/15/27	10	10,768
8.75%	04/15/27	4	4,438

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (cost $18,136,594)			18,362,414

U.S. TREASURY OBLIGATIONS — 8.0%
U.S. Treasury Bonds

4.25%	11/15/17(a)	2,900	3,094,164
4.625%	02/15/17	1,067	1,171,949
4.75%	02/15/37(a)	530	570,040
6.25%	05/15/30	309	394,989
7.125%	02/15/23	550	728,793
8.125%	08/15/21	2,300	3,266,899
10.625%	08/15/15	1,000	1,503,907
U.S. Treasury Inflationary Bonds, TIPS
2.00%	01/15/14	1,100	1,360,848
2.375%	01/15/27	1,375	1,570,719
3.00%	07/15/12	510	670,931
U.S. Treasury Notes(a)
4.75%	08/15/17	2,200	2,434,093

TOTAL U.S. TREASURY OBLIGATIONS (cost $15,957,705)			16,767,332

		Moody’s Ratings†

COLLATERALIZED MORTGAGE OBLIGATIONS — 7.3%

Banc of America Alternative Loan Trust,
Series 2007-2, Class 2A4
5.75%	06/25/37	AAA(d)	508	485,206
Banc of America Commercial Mortgage, Inc.,
Series 2004-1, Class XP (IO)
0.802%(c)	11/10/39	AAA(d)	3,810	59,948
Series 2004-2, Class A3
4.05%	11/10/38	Aaa	350	341,097
Series 2006-6, Class A3
5.369%	10/10/45	Aaa	200	189,817
Series 2007-4, Class A3
6.003%(c)	08/10/14	AAA	480	464,229
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 2004-T16, Class X2 (IO)
0.913%	02/13/46	AAA(d)	6,471	154,470
Series 2006-BBA7, Class A1, 144A(g)
2.826%(c)	03/15/19	Aaa	341	324,551
Series 2006-PW14, Class A4
5.201%(c)	12/11/38	AAA(d)	800	771,739
Commercial Mortgage Acceptance Corp.,
Series 1998-C2, Class X (IO)
1.088%(c)	09/15/30	AAA(d)	3,051	80,831
Countrywide Home Loans,
Series 2007-16, Class A1
6.50%	08/30/37	AAA(d)	861	849,074
Credit Suisse Mortgage Capital Certificates,
Series 2007-TF2A, Class A1, 144A(g)
2.896% (c)	04/15/22	Aaa	1,200	1,144,204
CS First Boston Mortgage Securities Corp.,
Series 2000-C1, Class B
7.801%(c)	04/15/49	AAA(d)	1,000	1,050,241
Series 2001-CK3, Class A4
6.53%(c)	06/15/34	Aaa	200	205,209
Series 2002-CKN2, Class A3
6.133%	04/15/37	Aaa	900	930,994
Fannie Mae,
Series 2003-92, Class PD
4.50%	03/25/17	Aaa	1,144	1,160,362
Series 2005-63, Class HA
5.00%	04/25/23	Aaa	681	698,965
Freddie Mac,
Series 2527, Class BN
5.00%	02/15/16	Aaa	885	893,555
Series 2926, Class EW
5.00%	01/15/25	Aaa	250	245,163
Series 2937, Class KA
4.50%	12/15/14	Aaa	288	289,179
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class A2
4.305%	08/10/42	Aaa	140	138,111
Series 2006-FL4A, Class A1, 144A(g)
2.831%(c)	11/05/21	AAA(d)	76	70,871
JPMorgan Mortgage Trust,
Series 2005-A8, Class 6A2
5.131%(c)	11/25/35	Aaa	280	272,524
LB-UBS Commercial Mortgage Trust,
Series 2003-C3, Class A3
3.85%	05/15/27	Aaa	575	548,057
Series 2003-C5, Class A2
3.478%	07/15/27	AAA(d)	686	682,709
Series 2004-C1, Class A2
3.624%	01/15/29	Aaa	200	196,827
Series 2004-C4, Class A2
4.567%(c)	06/15/29	Aaa	700	696,336
Series 2005-C3, Class A3
4.647%	07/15/30	Aaa	1,000	970,270
Series 2006-C1, Class A4
5.156%	02/15/31	AAA(d)	300	292,048
Lehman Brothers Floating Rate Commercial Mortgage Trust,
Series 2006-LLFA, Class A1, 144A(g)
2.796% (c)	09/15/21	Aaa	67	62,541
Master Alternative Loans Trust,
Series 2003-8, Class 4A1
7.00%	12/25/33	AAA(d)	32	31,957
Morgan Stanley Capital I,
Series 2004-HQ3, Class A2
4.05%	01/13/41	Aaa	654	642,632
Wells Fargo Mortgage Backed Securities Trust,
Series 2007-11, Class A19
6.00%	08/25/37	Aaa	470	465,304

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $15,586,167)				15,409,021

CORPORATE OBLIGATIONS — 4.0%
Aerospace — 0.1%
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
6.15%	09/01/36	Baa1	79	81,590
United Technologies Corp.,
Sr. Unsec’d. Notes
6.05%	06/01/36	A2	95	98,133

				179,723

Automobile Manufacturers — 0.1%
Daimler Finance NA LLC,
Gtd. Notes
5.875%	03/15/11	A3	60	61,335
Daimler NA Holding Corp.,
Gtd. Notes(a)
6.50%	11/15/13	A3	80	84,327

				145,662

Beverages — 0.1%
Diageo Capital PLC,
Gtd. Notes (United Kingdom)
5.75%	10/23/17	A3	90	92,172
Miller Brewing Co.,
Gtd. Notes, 144A(g)
4.25%	08/15/08	Baa1	88	88,355
Pepsico, Inc.,
Sr. Unsec’d. Notes
4.65%	02/15/13	Aa2	60	62,102

				242,629

Cable Television — 0.1%
Time Warner Cable, Inc.,
Gtd. Notes
5.40%	07/02/12	Baa2	100	98,253
Xstrata Finance Canada Ltd.,
Gtd. Notes, 144A(g)
5.50%	11/16/11	Baa2	95	97,472

				195,725

Consumer Products & Services — 0.1%
General Electric Co.,
Sr. Unsec’d. Notes
5.00%	02/01/13	Aaa	100	103,582

Electric - Integrated
Consolidated Edison Co. of New York,
Sr. Unsec’d. Notes
5.50%	09/15/16	A1	95	97,711

Energy
XTO Energy, Inc.,
Sr. Unsec’d. Notes
5.30%	06/30/15	Baa2	72	72,822

Financial - Bank & Trust — 0.2%
Bank of America NA,
Sub. Notes
5.30%	03/15/17	Aa1	88	87,407
6.00%	10/15/36(a)	Aa1	75	71,748
PNC Bank NA,
Sub. Notes
4.875%	09/21/17	A1	90	80,750
Wells Fargo & Co.,
Sr. Unsec’d. Notes
4.625%	08/09/10	Aa1	108	110,900

				350,805

Financial - Brokerage
Merrill Lynch & Co., Inc.,
Sr. Unsec’d. Notes
4.25%	02/08/10	A1	69	67,363

Financial Services — 0.1%
General Electric Capital Corp.,
Sr. Unsec’d. Notes
5.625%	09/15/17(a)	Aaa	80	81,861
6.125%	02/22/11	Aaa	70	74,405
Quebec Province,
Sr. Unsec’d. Notes
5.00%	07/17/09	Aa2	120	123,969

				280,235

Food — 0.1%
Cadbury Schweppes US Finance LLC,
Gtd. Notes, 144A(g)
3.875%	10/01/08	Baa2	145	144,688
General Mills,
Sr. Unsec’d. Notes
5.65%	09/10/12	Baa1	110	114,404
Kellogg Co.,
Sr. Unsec’d. Notes
6.60%	04/01/11	A3	40	43,106

				302,198

Insurance — 0.1%
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.30%	10/09/37	A3	80	72,544
Pricoa Global Funding 1,
Sec’d. Notes, 144A(g)
5.40%	10/18/12	Aa3	90	95,086

				167,630

Machinery & Equipment
John Deere Capital Corp.,
Sr. Unsec’d. Notes
4.50%	04/03/13	A2	50	50,278

Media
News America Holdings Co.,
Gtd. Notes
7.75%	01/20/24	Baa2	59	65,028
Time Warner, Inc.,
Gtd. Notes
7.625%	04/15/31	Baa2	16	16,735

				81,763

Media - Cable — 0.1%
Rogers Cable, Inc.,
Sr. Unsec’d. Notes
6.25%	06/15/13	Baa3	160	167,051

Medical Products — 0.1%
Baxter International, Inc.,
Sr. Unsec’d. Notes
5.90%	09/01/16	A3	105	110,829

Medical Supplies & Equipment — 0.1%
Laboratory Corp. of America,
Sr. Unsec’d. Notes
5.625%	12/15/15	Baa3	120	118,681
Wyeth,
Sr. Unsec’d. Notes
5.95%	04/01/37	A3	80	78,164

				196,845

Office Equipment
Pitney Bowes, Inc.,
Sr. Unsec’d. Notes
5.75%	09/15/17	A1	40	40,698

Oil & Gas — 0.2%
Air Products & Chemicals, Inc.
Sr. Unsec’d. Notes
4.15%	02/01/13	A2	70	70,088
Centerpoint Energy, Inc.,
Sr. Unsec’d. Notes
6.25%	02/01/37	Baa3	40	37,312
Enterprise Products Operating LP,
Gtd. Notes
4.95%	06/01/10	Baa3	164	167,323
6.65%	10/15/34	Baa3	55	53,595
Premcor Refining Group, Inc.,
Gtd. Notes
6.125%	05/01/11	Baa3	128	135,363

				463,681

Pharmaceuticals — 0.1%
Abbott Laboratories,
Sr. Unsec’d. Notes
5.875%	05/15/16	A1	100	106,597

Retail & Merchandising — 0.1%
CVS Caremark Corp.,
Sr. Unsec’d. Notes
5.75%	06/01/17	Baa2	80	81,245
Wal-Mart Stores Inc.,
Sr. Unsec’d. Notes
5.875%	04/05/27	Aa2	90	89,440

				170,685

Specialty — 1.8%
CDX High Yield,
Pass-Through Certificates, 144A(g)
7.625%	06/29/12	B3	3,465	3,283,087
Sec’d. Notes, 144A(g)
8.75%	12/29/12	B3	495	470,869

				3,753,956

Telecommunications — 0.2%
AT&T Corp.,
Gtd. Notes
7.30%	11/15/11	A2	108	116,978
AT&T, Inc.,
Sr. Unsec’d. Notes
6.80%	05/15/36	A2	100	102,753
BellSouth Corp.,
Sr. Unsec’d. Notes
6.875%	10/15/31	A2	16	16,266
British Telecommunications PLC,
Sr. Unsec’d. Notes (United Kingdom)
5.95%	01/15/18	Baa1	60	58,137
Telecom Italia Capital SA Co.,
Gtd. Notes (Italy)
4.00%	01/15/10	Baa2	90	88,288
Telefonica Emisiones Sau,
Gtd. Notes (Spain)
7.045%	06/20/36	Baa1	60	62,733
Vodafone Group PLC,
Sr. Unsec’d. Notes (United Kingdom)
5.625%	02/27/17	Baa1	66	64,175

				509,330

Transportation
Union Pacific Corp.,
Sr. Unsec’d. Notes
5.75%	11/15/17	Baa2	70	70,871

Utilities — 0.3%
Carolina Power & Light,
First Mortgage
5.15%	04/01/15	A2	50	50,910
Cleveland Electric Illuminating Co., (The),
Sr. Unsec’d. Notes
5.70%	04/01/17	Baa3	84	81,530
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
4.75%	12/15/10	Baa2	54	55,266
Florida Power Corp.,
First Mortgage
6.35%	09/15/37	A2	40	41,566
Hydro-Quebec Local Government,
Gov’t. Gtd. Notes
8.40%	01/15/22	Aa2	51	69,771
Pacific Gas & Electric Corp.,
Sr. Unsec’d. Notes
5.80%	03/01/37	A3	34	32,167
6.05%	03/01/34	A3	55	53,918
6.35%	02/15/38	A3	50	50,647
Southern California Edison Co.,
First Refinance Mortgage
5.625%	02/01/36	A2	72	68,990
Toleda Edison Co.,
Sr. Unsec’d. Notes
6.15%	05/15/37	Baa3	30	26,566

				531,331

TOTAL CORPORATE OBLIGATIONS (cost $8,599,478)				8,460,000

MUNICIPAL BONDS — 1.3%

Illinois — 0.1%
Illinois State Taxable Pension Funding
5.10%	06/01/33	Aa3	300	299,844

Massachusetts — 0.3%
Commonwealth of Massachusetts
5.00%	09/01/22	Aaa	600	665,724

Nevada — 0.9%
Clark County School District
5.00%	06/15/22	Aaa	800	893,504
5.00%	06/15/23	Aaa	800	890,776

				1,784,280

TOTAL MUNICIPAL BONDS (cost $2,685,763)				2,749,848

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.8%

Federal National Mortgage Assoc. Notes
4.375%	07/17/13		1,100	1,154,096
5.375%	06/12/17		560	615,028

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,691,769)				1,769,124

ASSET-BACKED SECURITIES — 0.2%

Accredited Mortgage Loan Trust,
Series 2006-1, Class A1
2.659%(c)	04/25/36	Aaa	8	7,571
Series 2006-2, Class A1
2.639%(c)	09/25/36	Aaa	105	103,215

Citibank Credit Card Issuance Trust,
Series 2007-A2, Class A2
3.06% (c)	05/21/12	Aaa	100	98,141
CNH Equipment Trust,
Series 2007-C, Class A3A
5.21%	12/15/11	Aaa	200	204,156
Long Beach Mortgage Loan Trust,
Series 2006-6, Class 2A1
2.639% (c)	07/25/36	Aaa	70	68,872
Nomura Home Equity Loan, Inc.,
Series 2006-HE2, Class A1
2.659% (c)	03/25/36	Aaa	9	8,605

TOTAL ASSET-BACKED SECURITIES (cost $491,394)				490,560

TOTAL LONG-TERM INVESTMENTS (cost $192,463,577)				190,328,330

SHORT-TERM INVESTMENTS — 22.5%

			Shares

AFFILIATED MONEY MARKET MUTUAL FUND —12.1%
Dryden Core Investment Fund - Taxable Money Market Series (cost $25,420,675; includes $25,030,194 of cash collateral for securities on loan)(b)(w)			25,420,675	25,420,675

			Principal Amount (000)#

U.S. GOVERNMENT AGENCY OBLIGATIONS —10.4%

Federal Home Loan Banks, Disc. Notes
(cost $22,000,000)
1.35%	04/01/08		$ 22,000	22,000,000

TOTAL SHORT-TERM INVESTMENTS (cost $47,420,675)				47,420,675

TOTAL INVESTMENTS — 112.8% (cost $239,884,252)				237,749,005

Liabilities in excess of other assets(x) —(12.8)%				(27,007,410)

NET ASSETS — 100.0%				$210,741,595

The following abbreviations are used in the portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

FDR	Fiduciary Depositary Receipts

GDR	Global Depositary Receipt

IO	Interest Only

TBA	To Be Announced

TIPS	Treasury Inflation Protected Securities

JPY	Japanese Yen

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The rating reflected is as of March 31, 2008. Rating of certain bonds may have changed subsequent to that date.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $24,422,309; cash collateral of $25,030,194 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund - Taxable Money Market Series.

(x)	Liabilities in excess of other assets includes unrealized appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts as follows:

Futures contracts open at March 31, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2008	Unrealized Appreciation (Depreciation)

Long Positions:
11	E-Mini S&P 500	Jun 08	$713,380	$728,200	$14,820
96	2 Year U.S. Treasury Notes	Jun 08	20,455,359	20,607,000	151,641
31	5 Year U.S. Treasury Notes	Jun 08	3,494,018	3,541,266	47,248

					213,709	(1)

Short Positions:
49	10 Year U.S. Treasury Notes	Jun 08	5,683,943	5,828,703	(144,760)
16	20 Year U.S. Treasury Bonds	Jun 08	1,882,504	1,900,750	(18,246)

					(163,006	) (1)

					$50,703

(1)	Cash of $2,787,250 has been segregated with the custodian to cover requirements for open futures contracts at March 31, 2008

Forward foreign currency exchange contracts outstanding at March 31, 2008:

Sales Contracts	Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Depreciation

Japanese Yen
Expiring 04/03/08 JPY	203	$2,033	$2,035	$(2)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$151,740,706	$50,703
Level 2 - Other Significant Observable Inputs	86,008,299	(2)
Level 3 - Significant Unobservable Inputs	—	—

Total	$237,749,005	$50,701

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and March 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

AST BALANCED ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.6%
AFFILIATED MUTUAL FUNDS
AST AllianceBernstein Growth & Income Portfolio	22,689,722	$461,508,951
AST Federated Aggressive Growth Portfolio	6,859,454	67,428,437
AST High Yield Portfolio	906,315	6,851,744
AST International Growth Portfolio	21,603,109	353,858,931
AST International Value Portfolio	14,327,403	282,966,216
AST Large-Cap Value Portfolio	27,685,873	469,829,263
AST Marsico Capital Growth Portfolio	36,125,882	730,465,331
AST Mid-Cap Value Portfolio	2,820,030	31,189,527
AST Money Market Portfolio	123,544	123,544
AST Neuberger Berman Mid- Cap Growth Portfolio*	1,915,089	36,310,083
AST PIMCO Total Return Bond Portfolio	90,584,211	1,123,244,221
AST Small-Cap Value Portfolio	3,462,198	45,977,988
AST T. Rowe Price Global Bond Portfolio	6,034,076	79,348,106
AST T. Rowe Price Large-Cap Growth Portfolio	46,965,127	489,376,623
AST T. Rowe Price Natural Resources Portfolio	3,086,739	113,653,732
AST Western Asset Core Plus Bond Portfolio	27,878,513	286,591,112

TOTAL LONG-TERM INVESTMENTS (cost $4,709,652,663)		4,578,723,809

SHORT-TERM INVESTMENT — 0.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $23,355,419)	23,355,419	23,355,419

TOTAL INVESTMENTS — 100.1% (cost $4,733,008,082)(w)		4,602,079,228
Liabilities in excess of other assets — (0.1)%		(3,301,711)

NET ASSETS — 100.0%		$4,598,777,517

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$4,602,079,228	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$4,602,079,228	—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and March 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

AST BOND PORTFOLIO 2015

SCHEDULE OF INVESTMENTS	as of March 31, 2008 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)	Value

LONG-TERM INVESTMENTS —19.4%

U.S. Government Agency Obligations — 5.0%
Federal National Mortgage Association 5.375%	06/12/17	$290	$318,497

U.S. Treasury Securities — 14.4%
U.S. Treasury Bonds Zero	11/15/15	905	704,651
U.S. Treasury Notes (b) 3.125%	09/15/08	5	5,040
U.S. Treasury Strips Zero	11/15/16	270	197,493

			907,184

TOTAL LONG-TERM INVESTMENTS (cost $1,207,986)			1,225,681

	Shares

SHORT-TERM INVESTMENT
AFFILIATED MONEY MARKET MUTUAL FUND — 79.7%

Dryden Core Investment Fund - Taxable Money Market Series(a) (cost $5,040,961)	5,040,961	5,040,961

TOTAL INVESTMENTS— 99.1% (cost $6,248,947)		6,266,642

Other assets in excess of liabilities(c) — 0.9%		55,059

NET ASSETS — 100.0%		$6,321,701

(a) Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund — Taxable Money Market Series.

(b) Security segregated as collateral for futures contracts.

(c) Other assets in excess of liabilities includes unrealized appreciation on futures contracts and interest rate swaps as follows:

     Future contracts open at March 31, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2008	Unrealized Appreciation

Long Position:
4	90 Days Euro	June 08	$977,162	$977,300	$138

     Interest rate swap agreements outstanding at March 31, 2008:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation

Deutsche Bank AG (a)	12/31/2015	$5,000	4.03%	3 month LIBOR	$84,324

(a) Portfolio pays the floating rate and receives the fixed rate.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$5,040,961	$138
Level 2 - Other Significant Observable Inputs	1,225,681	—
Level 3 - Significant Unobservable Inputs	—	84,324

Total	$6,266,642	$84,462

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments

Balance as of 1/28/08 (commencement of Portfolio)	$—	$—
Realized gain (loss)	—	—	*
Change in unrealized appreciation (depreciation)	—	84,324
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 3/31/08	$—	$84,324

* The realized loss incurred during the period for other financial instruments was $(27,706).

AST BOND PORTFOLIO 2018

SCHEDULE OF INVESTMENTS		as of March 31, 2008 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)	Value

LONG-TERM INVESTMENTS— 1.1%

U.S. Treasury Securities
United States Treasury Notes(b) 3.125%	09/15/08	$5	$5,040
United States Treasury Strips Zero	11/15/18	75	48,887

			53,927

Total Long-Term Investments (cost $54,386)

		Shares

SHORT-TERM INVESTMENT AFFILIATED MONEY MARKET MUTUAL FUND — 97.8%

Dryden Core Investment Fund - Taxable Money Market Series(a) (cost $4,975,113)		4,975,113	4,975,113

Total Investments — 98.9%
(cost $5,029,499)			5,029,040

Other Assets in Excess of Liabilities(c) — 1.1%			55,480

NET ASSETS — 100.0%			$5,084,520

(a) Prudential Investments LLC, the co-manager of the Portfolio, also serves as Manager of the Dryden Core Investment Fund — Taxable Money Market Series.

(b) Security segregated as collateral for futures contracts.

(c) Other assets in excess of liabilities includes unrealized appreciation on futures contracts and interest rate swap agreements as follows:

          Open futures contracts outstanding at March 31, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2008	Unrealized Appreciation (Depreciation)

Long Position:
4	90 Days Euro	June 08	$977,150	$977,300	$150
Short Position:
1	U.S. Treasury 10 Yr. Notes	June 08	118,760	118,953	(193)

					$(43)

          Interest rate swap agreement outstanding at March 31, 2008:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation

Deutsche Bank AG(a)	12/31/2018	$4,997	4.38%	3 month LIBOR	$87,760

(a)	Portfolio pays the floating rate and receives the fixed rate.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$4,975,113	$(43)
Level 2 - Other Significant Observable Inputs	53,927	—
Level 3 - Significant Unobservable Inputs	—	87,760

Total	$5,029,040	$87,717

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments (OFI)

Balance as of 1/28/08 (commencement of Portfolio)	$—	$—
Realized gain (loss)	—	—	*
Change in unrealized appreciation (depreciation)	—	87,760
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 3/31/08	$—	$87,760

* The realized loss incurred during the period for other financial instruments was $(27,689).

AST BOND PORTFOLIO 2019
SCHEDULE OF INVESTMENTS	as of March 31, 2008 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)	Value

LONG-TERM INVESTMENT — 0.1%
U.S. Treasury Security
U.S. Treasury Notes(b)
3.125%	09/15/08	$5	$5,040

TOTAL LONG-TERM INVESTMENT (cost $5,027)			5,040

		Shares

SHORT-TERM INVESTMENT — 98.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series(a) (cost $5,025,824)		5,025,824	5,025,824

TOTAL INVESTMENTS — 98.9% (cost $5,030,851)			5,030,864

Other assets in excess of liabilities(c) — 1.1%			54,739

NET ASSETS — 100.0%			$5,085,603

(a) Prudential Investments LLC, the co-manager of the Portfolio, also serves as Manager of the Dryden Core Investment Fund — Taxable Money Market Series.

(b) Segregated as collateral for futures contracts.

(c) Other assets in excess of liabilities includes unrealized appreciation on futures contracts and interest rate swaps as follows:

Future contracts open at March 31, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2008	Unrealized Appreciation

Long Position:
3	90 Days Euro	June 08	$732,871	$732,975	$104

Interest rate swap agreement outstanding at March 31, 2008:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation

Deutsche Bank AG (a)	12/31/2019	$4,995	4.48%	3 month LIBOR	$87,816

(a)	Portfolio pays the floating rate and receives the fixed rate.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

          The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$5,025,824	$104
Level 2 - Other Significant Observable Inputs	5,040	—
Level 3 - Significant Unobservable Inputs	—	87,816

Total	$5,030,864	$87,920

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments (OFI)

Balance as of 1/28/08 (commencement of Portfolio)	$—	$—
Realized gain (loss)	—	—	*
Change in unrealized appreciation (depreciation)	—	87,816
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 3/31/08	$—	$87,816

* The realized loss incurred during the period for other financial instruments was $(27,679).

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.6%

AFFILIATED MUTUAL FUNDS
AST AllianceBernstein Growth & Income Portfolio	31,790,541	$646,619,599
AST Federated Aggressive Growth Portfolio	10,275,337	101,006,563
AST High Yield Portfolio	242,988	1,836,993
AST International Growth Portfolio	30,026,462	491,833,452
AST International Value Portfolio	20,291,107	400,749,364
AST Large-Cap Value Portfolio	38,983,244	661,545,659
AST Marsico Capital Growth Portfolio	51,642,187	1,044,205,021
AST Mid-Cap Value Portfolio	3,661,675	40,498,124
AST Money Market Portfolio	1,265,155	1,265,155
AST Neuberger Berman Mid- Cap Growth Portfolio*	2,675,386	50,725,325
AST PIMCO Total Return Bond Portfolio	77,554,824	961,679,822
AST Small-Cap Value Portfolio	5,167,597	68,625,691
AST T. Rowe Price Global Bond Portfolio	5,462,369	71,830,147
AST T. Rowe Price Large-Cap Growth Portfolio	68,203,220	710,677,556
AST T. Rowe Price Natural Resources Portfolio*	4,499,995	165,689,800
AST Western Asset Core Plus Bond Portfolio	23,800,529	244,669,438

TOTAL LONG-TERM INVESTMENTS (cost $5,979,961,054)		5,663,457,709

SHORT-TERM INVESTMENT — 0.5%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $28,646,196)	28,646,196	28,646,196

TOTAL INVESTMENTS — 100.1% (cost $6,008,607,250)(w)		5,692,103,905
Liabilities in excess of other assets —(0.1)%		(8,382,395)

NET ASSETS — 100.0%		$5,683,721,510

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$5,692,103,905	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$5,692,103,905	—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and March 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

AST CLS GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 100.9%

AFFILIATED MUTUAL FUNDS — 91.2%
AST AllianceBernstein Growth & Income Portfolio	239,109	$4,863,480
AST Federated Aggressive Growth Portfolio	130,923	1,286,973
AST International Growth Portfolio	313,476	5,134,731
AST International Value Portfolio	169,035	3,338,449
AST Large-Cap Value Portfolio	294,662	5,000,417
AST Marsico Capital Growth Portfolio	283,159	5,725,478
AST Mid-Cap Value Portfolio	31,447	347,807
AST Money Market Portfolio	4,649,816	4,649,816
AST Neuberger Berman Mid- Cap Growth Portfolio*	17,040	323,083
AST PIMCO Total Return Bond Portfolio	283,698	3,517,855
AST T. Rowe Price Large-Cap Growth Portfolio	376,205	3,920,053
AST Western Asset Core Plus Bond Portfolio	85,978	883,854

TOTAL AFFILIATED MUTUAL FUNDS (cost $39,937,456)(w)		38,991,996

COMMON STOCKS — 9.7%

Exchange Traded Funds
iPath Dow Jones-AIG Commodity Index Total Return ETN*	20,455	1,258,187
iShares MSCI Emerging Markets Index Fund	5,755	773,357
iShares S&P Global Technology Sector Index Fund	21,830	1,234,705
iShares S&P Latin America 40 Index Fund	3,454	872,135

TOTAL COMMON STOCKS (cost $4,100,177)		4,138,384

TOTAL INVESTMENTS — 100.9% (cost $44,037,633)		43,130,380
Liabilities in excess of other assets — (0.9)%		(369,678)

NET ASSETS — 100.0%		$42,760,702

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$43,130,380	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$43,130,380	—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and March 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

AST CLS MODERATE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 103.1%

AFFILIATED MUTUAL FUNDS — 93.4%
AST AllianceBernstein Growth & Income Portfolio	144,688	$2,942,958
AST Federated Aggressive Growth Portfolio	126,394	1,242,452
AST International Growth Portfolio	227,072	3,719,438
AST International Value Portfolio	104,635	2,066,538
AST Large-Cap Value Portfolio	178,831	3,034,758
AST Marsico Capital Growth Portfolio	209,003	4,226,032
AST Mid-Cap Value Portfolio	19,173	212,050
AST Money Market Portfolio	9,451,339	9,451,339
AST Neuberger Berman Mid- Cap Growth Portfolio*	12,582	238,552
AST PIMCO Total Return Bond Portfolio	550,650	6,828,057
AST T. Rowe Price Large-Cap Growth Portfolio	277,285	2,889,310
AST Western Asset Core Plus Bond Portfolio	166,772	1,714,411

TOTAL AFFILIATED MUTUAL FUNDS (cost $39,169,836)(w)		38,565,895

COMMON STOCKS — 9.7%

Exchange Traded Funds — 9.7%
iPath Dow Jones-AIG Commodity Index Total Return ETN*	19,700	1,211,747
iShares MSCI Emerging Markets Index Fund	5,228	702,538
iShares S&P Global Technology Sector Index Fund	22,037	1,246,413
iShares S&P Latin America 40 Index Fund	3,310	835,775

TOTAL COMMON STOCKS (cost $3,925,809)		3,996,473

TOTAL INVESTMENTS — 103.1% (cost $43,095,645)		42,562,368
Liabilities in excess of other assets — (3.1)%		(1,269,182)

NET ASSETS — 100.0%		$41,293,186

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$42,562,368	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$42,562,368	—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and March 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

AST COHEN & STEERS REALTY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 94.6%

COMMON STOCKS

Apartment — 13.4%
Apartment Investment & Management Co., REIT (Class A Stock)	102,948	$3,686,568
Avalonbay Communities, Inc., REIT	95,035	9,172,778
BRE Properties, Inc., REIT	121,700	5,544,652
Camden Property Trust, REIT	40,985	2,057,447
Equity Residential Properties Trust, REIT	131,098	5,439,256
Essex Property Trust, Inc., REIT	15,186	1,730,900
Home Properties, Inc., REIT	39,288	1,885,431
United Dominion Realty Trust, Inc., REIT	136,263	3,341,169

		32,858,201

Business Services — 0.6%
Dupont Fabros Technology, Inc., REIT	86,647	1,428,809

Diversified Operations — 5.0%
Forest City Enterprises, Inc.	57,600	2,119,680
Vornado Realty Trust, REIT	113,863	9,816,129
Washington Real Estate Investment Trust, REIT	6,829	228,225

		12,164,034

Healthcare Services — 2.8%
Health Care REIT, Inc., REIT	27,814	1,255,246
Nationwide Health Properties, Inc., REIT	30,900	1,042,875
Ventas, Inc., REIT	99,800	4,482,018

		6,780,139

Hotels & Motels — 8.5%
Host Hotels & Resorts, Inc., REIT	418,772	6,666,850
LaSalle Hotel Properties, REIT	140,784	4,044,724
Starwood Hotels & Resorts Worldwide, Inc.	94,700	4,900,725
Strategic Hotel Capital, Inc.,
REIT	196,113	2,574,964
Sunstone Hotel Investors, Inc., REIT	160,593	2,571,094

		20,758,357

Industrial — 5.6%
AMB Property Corp., REIT	32,200	1,752,324
EastGroup Properties, Inc., REIT	55,957	2,599,762
ProLogis, REIT	160,564	9,450,797

		13,802,883

Manufactured Home — 2.1%
Equity Lifestyle Properties, Inc., REIT	102,421	5,056,525

Office — 14.9%
Biomed Realty Trust, Inc., REIT	131,364	3,138,286
Boston Properties, Inc., REIT	120,600	11,103,642
Brookfield Properties Corp. (XTSE)(Canada)	79,025	1,524,375
Brookfield Properties Corp. (XNYS)(Canada)	29,300	565,783
Douglas Emmett, Inc., REIT	176,447	3,892,421
Kilroy Realty Corp., REIT	47,035	2,309,889
Mack-Cali Realty Corp., REIT	81,869	2,923,542
Maguire Properties, Inc., REIT	126,800	1,814,508
SL Green Realty Corp., REIT	111,956	9,121,055

		36,393,501

Office/Industrial — 2.8%
Liberty Property Trust, REIT	117,220	3,646,714
PS Business Parks, Inc., REIT	60,397	3,134,605

		6,781,319

Regional Mall — 18.9%
General Growth Properties, Inc., REIT	314,432	12,001,870
Macerich Co. (The), REIT	139,357	9,792,616
Simon Property Group, Inc., REIT	214,301	19,910,706
Taubman Centers, Inc., REIT	89,374	4,656,385

		46,361,577

Self Storage — 7.3%
Extra Space Storage, Inc., REIT	86,647	1,402,815
Public Storage, Inc., REIT	167,795	14,869,993
U-Store-It Trust, REIT	144,400	1,636,052

		17,908,860

Shopping Centers — 12.7%
Developers Diversified Realty Corp., REIT	168,817	7,070,056
Equity One, Inc., REIT	69,200	1,658,724
Federal Realty Investment Trust, REIT	123,008	9,588,474
Kimco Realty Corp., REIT	100,625	3,941,481
Regency Centers Corp., REIT	136,104	8,814,095

		31,072,830

TOTAL LONG-TERM INVESTMENTS (cost $269,477,695)		231,367,035

SHORT-TERM INVESTMENT — 5.5%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $13,323,451)(w)	13,323,451	13,323,451

TOTAL INVESTMENTS — 100.1% (cost $282,801,146)		244,690,486
Liabilities in excess of other assets — (0.1)%		(236,600)

NET ASSETS — 100.0%		$244,453,886

The following abbreviation is used in portfolio descriptions:

REIT	Real Estate Investment Trust

(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$244,690,486	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$244,690,486	—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and March 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.7%

AFFILIATED MUTUAL FUNDS
AST AllianceBernstein Growth & Income Portfolio	7,406,069	$150,639,443
AST Federated Aggressive Growth Portfolio	2,149,550	21,130,074
AST High Yield Bond Portfolio	521,096	3,939,490
AST International Growth Portfolio	6,770,468	110,900,265
AST International Value Portfolio	4,398,861	86,877,502
AST Large-Cap Value Portfolio	8,861,370	150,377,443
AST Marsico Capital Growth Portfolio	11,730,335	237,187,374
AST Mid-Cap Value Portfolio	898,495	9,937,351
AST Money Market Portfolio	2,953,577	2,953,577
AST Neuberger Berman Mid- Cap Growth Portfolio*	654,924	12,417,350
AST PIMCO Total Return Bond Portfolio	44,983,716	557,798,079
AST Small-Cap Value Portfolio	1,161,382	15,423,154
AST T. Rowe Price Global Bond Portfolio	2,493,518	32,789,764
AST T. Rowe Price Large-Cap Growth Portfolio	15,202,931	158,414,541
AST T. Rowe Price Natural Resources Portfolio*	1,038,300	38,230,217
AST Western Asset Core Plus Bond Portfolio	13,724,686	141,089,772

TOTAL LONG-TERM INVESTMENTS (cost $1,774,902,465)		1,730,105,396

SHORT-TERM INVESTMENT — 0.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $9,259,093)	9,259,093	9,259,093

TOTAL INVESTMENTS — 100.2% (cost $1,784,161,558)(w)		1,739,364,489
Liabilities in excess of other assets — (0.2)%		(3,492,555)

NET ASSETS — 100.0%		$1,735,871,934

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$1,739,364,489	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$1,739,364,489	—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and March 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

AST DEAM LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 92.7%

COMMON STOCKS — 92.7%

Aerospace — 1.7%
Northrop Grumman Corp.	48,100	$3,742,661

Agriculture — 1.0%
Bunge Ltd.(a)	26,100	2,267,568

Automotive Parts — 1.4%
Autoliv, Inc.	61,200	3,072,240

Beverages — 4.1%
Coca-Cola Enterprises, Inc.(a)	168,900	4,087,380
Pepsi Bottling Group, Inc.	117,700	3,991,207
PepsiAmericas, Inc.	30,800	786,324

		8,864,911

Biotechnology — 0.9%
Amgen, Inc.*	48,700	2,034,686

Broadcasting — 0.7%
CBS Corp. (Class B Stock)(a)	73,900	1,631,712

Chemicals — 1.7%
Celanese Corp. (Class A Stock)(a)	14,200	554,510
Dow Chemical Co. (The)	70,000	2,579,500
Eastman Chemical Co.	9,400	587,030
Lubrizol Corp.	1,800	99,918

		3,820,958

Computer Hardware — 0.2%
Lexmark International, Inc. (Class A Stock)*	15,500	476,160

Computer Services & Software — 1.4%
Computer Sciences Corp.*	56,700	2,312,793
Sun Microsystems, Inc.*	44,400	689,532

		3,002,325

Conglomerates — 2.8%
Altria Group, Inc.	35,900	796,980
Honeywell International, Inc.	46,400	2,617,888
Leggett & Platt, Inc.(a)	171,600	2,616,900

		6,031,768

Construction — 0.9%
KB Home(a)	49,100	1,214,243
NVR, Inc.*(a)	1,000	597,500
URS Corp.*	3,100	101,339

		1,913,082

Consumer Products & Services — 0.3%
Alberto Culver Co.	12,300	337,143
Procter & Gamble Co.	6,100	427,427

		764,570

Diversified Manufacturing — 0.1%
Crane Co.	7,300	294,555

Electric — 0.4%
Consolidated Edison, Inc.(a)	20,000	794,000

Electronic Components & Equipment — 6.1%
Arrow Electronics, Inc.*	76,500	2,574,225
Avnet, Inc.*	54,400	1,780,512
Energizer Holdings, Inc.*	2,900	262,392
General Electric Co.	177,800	6,580,378
Hubbell, Inc. (Class B Stock)	3,300	144,177
Tyco Electronics Ltd. (Bermuda)	57,300	1,966,536

		13,308,220

Entertainment & Leisure — 1.3%
Time Warner, Inc.	184,800	2,590,896
Walt Disney Co. (The)	8,200	257,316

		2,848,212

Environmental Services — 0.5%
Allied Waste Industries, Inc.*(a)	91,500	989,115

Financial - Bank & Trust — 8.2%
Bank of America Corp.	219,500	8,321,245
BB&T Corp.(a)	65,500	2,099,930
Wachovia Corp.(a)	70,000	1,890,000
Wells Fargo & Co.	188,100	5,473,710

		17,784,885

Financial Services — 7.9%
Ameriprise Financial, Inc.	8,400	435,540
Bank of New York Mellon Corp. (The)	90,800	3,789,084
Citigroup, Inc.	52,675	1,128,298
Goldman Sachs Group, Inc. (The)	22,200	3,671,658
JPMorgan Chase & Co.	36,484	1,566,988
Lehman Brothers Holdings, Inc.(a)	64,100	2,412,724
Morgan Stanley	91,400	4,176,980

		17,181,272

Food — 0.5%
Safeway, Inc.	39,000	1,144,650

Healthcare Services — 1.6%
WellPoint, Inc.*	79,700	3,517,161

Home Furnishings — 0.4%
Whirlpool Corp.(a)	10,300	893,834

Household Products — 1.2%
Kimberly-Clark Corp.	40,800	2,633,640

Insurance — 6.3%
ACE Ltd. (Bermuda)	72,400	3,986,344
Allied World Assurance
Holdings Ltd. (Bermuda)	19,700	782,090
American International Group, Inc.	5,100	220,575
Berkley, (W.R.) Corp.	13,787	381,762
Fidelity National Financial, Inc.
(Class A Stock)	35,100	643,383
Hartford Financial Services Group, Inc.	46,000	3,485,420
Loews Corp.	19,700	792,334
PartnerRe Ltd. (Bermuda)	10,600	808,780
Reinsurance Group of America, Inc.(a)	10,900	593,396
StanCorp Financial Group, Inc.	13,700	653,627
Travelers Cos., Inc. (The)	13,800	660,330
Unum Group	29,300	644,893

		13,652,934

Machinery & Equipment — 0.8%
AGCO Corp.*(a)	29,700	1,778,436

Managed Healthcare — 0.7%
Aetna, Inc.	36,900	1,553,121

Metal Fabricate/Hardware — 0.1%
Timken Co.	5,000	148,600

Metals & Mining — 0.9%
Reliance Steel & Aluminum Co.	31,700	1,897,562

Oil & Gas — 16.8%
Apache Corp.(a)	20,000	2,416,400
ChevronTexaco Corp.	79,500	6,786,120
ConocoPhillips	84,400	6,432,124
Exxon Mobil Corp.	147,300	12,458,634
Frontier Oil Corp.	51,600	1,406,616
Hess Corp.	18,000	1,587,240
Murphy Oil Corp.	25,400	2,086,356
Oneok, Inc.	19,800	883,674
St. Mary Land & Exploration Co.(a)	14,700	565,950
Valero Energy Corp.	38,900	1,910,379

		36,533,493

Paper & Forest Products — 1.4%
International Paper Co.(a)	34,800	946,560
Smurfit-Stone Container Corp.*	41,900	322,630
Temple-Inland, Inc.(a)	135,500	1,723,560

		2,992,750

Pharmaceuticals — 3.7%
Merck & Co., Inc.	7,300	277,035
Pfizer, Inc.	368,600	7,714,798

		7,991,833

Real Estate Investment Trust — 2.1%
Apartment Investment & Management Co. (Class A Stock)(a)	7,793	279,068
AvalonBay Communities, Inc.	5,300	511,556
Equity Residential Properties Trust(a)	14,600	605,754
HCP, Inc.	8,000	270,480
Hospitality Properties Trust(a)	13,800	469,476
Host Hotels & Resorts, Inc.(a)	25,100	399,592
Kimco Realty Corp.	10,300	403,451
ProLogis	2,500	147,150
Public Storage, Inc.(a)	5,100	451,962
Simon Property Group, Inc.(a)	4,100	380,931
Vornado Realty Trust(a)	7,700	663,817

		4,583,237

Restaurants — 0.1%
McDonald’s Corp.	5,700	317,889

Retail & Merchandising — 2.2%
Barnes & Noble, Inc.(a)	56,800	1,740,920
BJ’s Wholesale Club, Inc.*(a)	18,000	642,420
SUPERVALU, Inc.	45,000	1,349,100
Wal-Mart Stores, Inc.	19,100	1,006,188

		4,738,628

Telecommunications — 5.2%
AT&T, Inc.	105,600	4,044,480
Telephone & Data Systems, Inc.	7,600	298,452
Verizon Communications, Inc.	194,400	7,085,880

		11,428,812

Tobacco — 0.8%
Philip Morris International, Inc.*	35,900	1,815,822

Transportation — 1.4%
Ryder System, Inc.	40,000	2,436,400
Union Pacific Corp.	4,500	564,210

		3,000,610

Utilities — 4.9%
American Electric Power Co., Inc.(a)	3,100	129,053
Edison International	71,300	3,495,126
FirstEnergy Corp.	40,800	2,799,696
Sempra Energy	76,700	4,086,576
UGI Corp.	8,200	204,344

		10,714,795

TOTAL COMMON STOCKS
(cost $219,810,924)		202,160,707

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#

CORPORATE OBLIGATION

Retail
Ames Department Stores, Inc., Sr. Notes (cost $12,750)(g)(i)
10.00%	04/15/17	NR	$40	4

TOTAL LONG-TERM INVESTMENTS
(cost $219,823,674)				202,160,711

SHORT-TERM INVESTMENTS — 20.7%
U.S. TREASURY OBLIGATIONS(k)(n) — 0.6%
U.S. Treasury Bills
2.25%	04/17/08		750	749,213
3.03%	04/17/08		535	534,438

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,283,529)				1,283,651

	Shares

AFFILIATED MONEY MARKET MUTUAL FUND — 20.1%
Dryden Core Investment Fund -
Taxable Money Market Series
(cost $43,854,977; includes
$29,421,321 of cash collateral
for securities on loan)(b)(w)	43,854,977	43,854,977

TOTAL SHORT-TERM INVESTMENTS
(cost $45,138,506)		45,138,628

TOTAL INVESTMENTS — 113.4%
(cost $264,962,180)		247,299,339
Liabilities in excess of other assets(x) — (13.4)%		(29,277,990)

NET ASSETS — 100.0%		$218,021,349

The following abbreviation is used in portfolio descriptions:

NR	Not Rated by Moody’s or Standard & Poor’s

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The rating reflected is as of March 31, 2008. Rating of certain bonds may have changed subsequent to that date.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $28,327,406; cash collateral of $29,421,321 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Securities segregated as collateral for futures contracts.

(n)	Rates shown are the effective yields at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Liabilities in excess of other assets includes unrealized appreciation on futures contracts as follows:

Future contracts open at March 31, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2008	Unrealized Appreciation

Long Positions:
47	S & P 500	Jun 08	$15,468,562	$15,557,000	$88,438

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$246,015,684	$88,438
Level 2 - Other Significant Observable Inputs	1,283,651	—
Level 3 - Significant Unobservable Inputs	4	—

Total	$247,299,339	$88,438

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities

Balance as of 12/31/07	$4
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 3/31/08	$4

AST DEAM SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 94.0%

COMMON STOCKS

Aerospace & Defense
Teledyne Technologies, Inc.*(a)	500	$23,500

Airlines — 1.0%
Alaska Air Group, Inc.*(a)	31,700	621,954
Republic Airways Holdings, Inc.*	1,400	30,324

		652,278

Automotive Parts & Equipment — 1.9%
American Axle & Manufacturing Holdings, Inc.(a)	29,800	610,900
Cooper Tire & Rubber Co.	38,900	582,333

		1,193,233

Biotechnology — 0.2%
Cambrex Corp.	19,200	133,056

Broadcasting — 0.2%
Sinclair Broadcast Group, Inc. (Class A Stock)	17,100	152,361

Chemicals — 2.1%
CF Industries Holdings, Inc.(a)	10,300	1,067,286
NewMarket Corp.	3,200	241,440
PolyOne Corp.*(a)	5,300	33,761

		1,342,487

Commercial Services — 3.0%
Bowne & Co., Inc.	6,200	94,550
Healthspring, Inc.*	29,800	419,584
Rent-A-Center, Inc.*(a)	45,000	825,750
Volt Information Sciences, Inc.*(a)	32,100	544,416

		1,884,300

Computer Services & Software — 2.6%
JDA Software Group, Inc.*(a)	40,700	742,775
Mantech International Corp. (Class A Stock)*(a)	11,200	508,032
SRA International, Inc. (Class A Stock)*(a)	1,500	36,465
Sybase, Inc.*	14,300	376,090

		1,663,362

Construction — 1.4%
LSI Industries, Inc.	23,100	305,151
Perini Corp.*(a)	16,400	594,172

		899,323

Consumer Cyclicals - Leisure & Entertainment — 0.9%
Callaway Golf Co.	37,400	549,032

Consumer Products & Services — 2.7%
Blyth, Inc.(a)	5,400	106,488
Buckeye Technologies, Inc.*(a)	54,500	608,220
CSS Industries, Inc.	6,300	220,248
Dollar Thrifty Automotive Group, Inc.*(a)	31,600	431,024
Jakks Pacific, Inc.*	2,500	68,925
Tupperware Brands Corp.	6,900	266,892

		1,701,797

Containers & Packaging — 0.1%
Aptargroup, Inc.	2,000	77,860

Distribution/Wholesale — 1.2%
United Stationers, Inc.*(a)	15,700	748,890

Diversified Manufacturer — 0.6%
Actuant Corp. (Class A Stock)	12,500	377,625

Electric Utilities — 1.0%
Portland General Electric Co.	29,100	656,205

Electrical Equipment — 0.2%
Regal-Beloit Corp.	3,100	113,553

Electronic Components & Equipment — 3.9%
Encore Wire Corp.(a)	15,000	273,150
GrafTech International Ltd.*(a)	42,600	690,546
Pericom Semiconductor Corp.*	42,900	629,772
Superior Essex, Inc.*(a)	22,800	641,136
Technitrol, Inc.	11,400	263,682

		2,498,286

Financial - Bank & Trust — 11.4%
Anchor Bancorp Wisconsin, Inc.(a)	5,300	100,541
Banco Latinoamericano de Exportaciones SA (Panama)	20,800	320,320
Banner Corp.	2,900	66,816
Cathay General Bancorp	900	18,657
Citizens Republic Bancorp, Inc.(a)	25,400	315,722
City Bank (WA)(a)	2,000	44,540
City Holding Co.(a)	1,900	75,810
Columbia Banking System, Inc.	1,700	38,046
Community Bank System, Inc.(a)	6,200	152,272
Corus Bankshares, Inc.(a)	65,800	640,234
First Community Bancorp, Inc.(a)	3,100	83,235
First Financial Bancorp(a)	4,500	60,525
First Financial Bankshares, Inc.(a)	3,000	122,940
FirstMerit Corp.(a)	24,300	502,038
Frontier Financial Corp.(a)	7,900	139,672
Green Bankshares, Inc.	12,400	219,356
Hancock Holding Co.(a)	5,300	222,706
IBERIABANK Corp.	2,200	97,350
Nara Bancorp, Inc.	6,500	84,435
Old National Bancorp.(a)	4,600	82,800
Oriental Financial Group (Puerto Rico)	26,800	528,228
Pacific Capital Bancorp(a)	20,200	434,300
Park National Corp.(a)	100	7,085
Preferred Bank	4,300	71,767
Prosperity Bancshares, Inc.	7,500	214,950
Renasant Corp.(a)	5,400	121,500
Sandy Spring Bancorp, Inc.	3,600	99,072
Sterling Banchares, Inc. (TX)	28,800	286,272
Susquehanna Bancshares, Inc.	4,600	93,702
SVB Financial Group*(a)	22,400	977,536
Tompkins Financial Corp.	1,200	59,040
Trustmark Corp.	1,900	42,332
UMB Financial Corp.(a)	6,900	284,280
United Bancshares, Inc.	15,800	421,070
WesBanco, Inc.	1,900	46,949

WSFS Financial Corp.	3,200	157,696

		7,233,794

Financial Services — 3.9%
Apollo Investment Corp.(a)	36,871	583,670
BancFirst Corp.	2,800	128,184
Calamos Asset Management, Inc. (Class A Stock)	1,000	16,280
Deluxe Corp.	23,300	447,593
Knight Capital Group, Inc. (Class A Stock)*(a)	21,700	352,408
Max Capital Group Ltd. (Bermuda)(a)	12,400	324,756
NBT Bancorp, Inc.	2,700	59,940
Ocwen Financial Corp.*(a)	18,000	79,920
Prospect Capital Corp.(a)	30,790	468,624

		2,461,375

Food — 3.8%
Cal-Maine Foods, Inc.(a)	21,000	700,980
Flowers Foods, Inc.(a)	19,150	473,963
Fresh Del Monte Produce, Inc. (Cayman Islands)*	22,700	826,280
Imperial Sugar Co.(a)	19,700	370,754
Spartan Stores, Inc.	3,000	62,550

		2,434,527

Healthcare Services — 2.4%
Apria Healthcare Group, Inc.*(a)	44,100	870,975
Centene Corp.*(a)	36,100	503,234
Kindred Healthcare, Inc.*	5,700	124,659

		1,498,868

Home Furnishings — 0.5%
Hooker Furniture Corp.	13,700	306,058

Industrial Products — 0.1%
Tredegar Corp.	4,200	76,482

Insurance — 5.5%
Aspen Insurance Holdings Ltd. (Bermuda)(a)	23,800	627,844
CNA Surety Corp.*	1,600	24,608
Harleysville Group, Inc.	1,700	61,353
IPC Holdings Ltd. (Bermuda)	19,300	540,400
Meadowbrook Insurance Group, Inc.	4,300	33,583
Navigators Group, Inc.*(a)	16,400	892,160
Platinum Underwriters Holdings Ltd. (Bermuda)	22,200	720,612
SeaBright Insurance Holdings, Inc.*	16,000	235,680
Selective Insurance Group, Inc.	6,300	150,444
United Fire & Casualty Co.	900	33,660
Validus Holdings Ltd. (Bermuda)	8,400	196,812

		3,517,156

Internet Services — 2.2%
Avocent Corp.*(a)	14,700	248,430
CMGI, Inc.*	9,400	124,644
EarthLink, Inc.*(a)	27,700	209,135
FTD Group, Inc.(a)	32,200	432,124
InfoSpace, Inc.	6,800	78,676
S1 Corp.*	8,600	61,146
Secure Computing Corp.*	9,400	60,630
United Online, Inc.	16,100	170,016

		1,384,801

Investment Companies
Hercules Technology Growth Capital, Inc.	2,110	22,909

Machinery & Equipment — 2.4%
Applied Industrial Technologies, Inc.(a)	6,000	179,340
Columbus McKinnon Corp.*	19,200	594,816
Robbins & Myers, Inc.	22,100	721,565

		1,495,721

Media — 1.7%
DG FastChannel, Inc.*	15,500	297,290
Scholastic Corp.*(a)	26,000	787,020

		1,084,310

Metals & Mining — 1.4%
Ampco-Pittsburgh Corp.	5,700	245,043
Mueller Industries, Inc.(a)	6,700	193,295
Worthington Industries, Inc.(a)	26,100	440,307

		878,645

Oil & Gas — 6.0%
Brigham Exploration Co.*	15,900	96,513
Clayton Williams Energy, Inc.*	4,500	236,205
Comstock Resources, Inc.*(a)	19,000	765,700
Grey Wolf, Inc.*(a)	67,000	454,260
Laclede Group, Inc. (The)	1,700	60,571
Mariner Energy, Inc.*(a)	7,400	199,874
Pioneer Drilling Co.*	46,200	735,966
Swift Energy Co.*(a)	17,800	800,822
Union Drilling, Inc.*	6,800	118,932
WGL Holdings, Inc.	11,400	365,484

		3,834,327

Paper & Forest Products — 1.5%
Rock-Tenn Co. (Class A Stock)(a)	28,000	839,160
Schweit-Maudit International, Inc.(a)	3,400	78,676

		917,836

Pharmaceuticals — 1.8%
Isis Pharmaceuticals, Inc.*(a)	37,700	531,947
Perrigo Co.(a)	15,500	584,815

		1,116,762

Real Estate Investment Trust — 6.7%
Alexandria Real Estate Equities, Inc.(a)	600	55,632
American Campus Communities, Inc.	2,800	76,608
Anthracite Capital, Inc.(a)	20,500	135,300
Ashford Hospitality Trust(a)	26,200	148,816
Biomed Realty Trust, Inc.(a)	8,700	207,843
Corporate Office Properties Trust	5,100	171,411
DiamondRock Hospitality Co.(a)	11,100	140,637
Education Realty Trust, Inc.	15,500	194,835
Equity One, Inc.(a)	9,200	220,524
Extra Space Storage, Inc.	7,100	114,949
First Industrial Realty Trust, Inc.(a)	4,400	135,916
Gramercy Capital Corp.(a)	3,200	66,976
HealthCare Realty Trust, Inc.(a)	9,900	258,885
Home Properties, Inc.(a)	1,400	67,186
Inland Real Estate Corp.(a)	9,900	150,579

LaSalle Hotel Properties	8,800	252,824
Lexington Corp. Properties Trust(a)	15,900	229,119
Maguire Properties, Inc.(a)	2,700	38,637
Medical Properties Trust, Inc.	4,600	52,072
MFA Mortgage Investments, Inc.(a)	16,600	104,580
National Retail Properties(a)	9,100	200,655
Parkway Properties, Inc.	1,600	59,136
Pennsylvania Real Estate Investment Trust(a)	8,800	214,632
Potlatch Corp.	5,200	214,604
Realty Income Corp.(a)	9,800	251,076
Senior Housing Properties Trust(a)	9,600	227,520
Sovran Self Storage, Inc.(a)	5,900	251,989

		4,242,941

Real Estate Investment Trust - Hotels — 0.7%
Strategic Hotels & Resorts, Inc.	18,700	245,531
Sunstone Hotel Investors, Inc.	12,500	200,125

		445,656

Real Estate Investment Trust - Other REIT — 0.8%
DCT Industrial Trust, Inc.	18,500	184,260
Entertainment Properties Trust	4,400	217,052
U-Store-It Trust(a)	7,500	84,975

		486,287

Restaurants — 1.4%
Bob Evans Farms, Inc.(a)	23,400	645,606
Jack in the Box, Inc.*(a)	9,700	260,639

		906,245

Retail & Merchandising — 3.9%
Casey’s General Stores, Inc.(a)	700	15,820
CEC Entertainment, Inc.*	15,000	433,200
Dress Barn, Inc.*	3,200	41,408
Jo-Ann Stores, Inc.*	10,800	159,084
Libbey, Inc.	2,100	35,364
Movado Group, Inc.(a)	12,900	251,421
Perry Ellis International, Inc.*(a)	36,450	795,704
Stage Stores, Inc.	44,700	724,140

		2,456,141

Savings & Loan — 0.1%
Northwest Bancorp, Inc.	2,700	73,791

Semiconductors — 3.1%
Cymer, Inc.*(a)	25,000	651,000
Emulex Corp.*(a)	45,600	740,544
Photronics, Inc.*	7,700	73,535
Standard Microsystems Corp.*(a)	15,200	443,536
Zoran Corp.*	5,100	69,666

		1,978,281

Services - Telephone — 1.0%
Alaska Communications Systems Group, Inc.	51,400	629,136

Software — 1.4%
CSG Systems International, Inc.*	76,200	866,394

Telecommunications — 1.4%
Anaren, Inc.*	15,200	192,432
Atlantic Tele-Network, Inc.	7,800	263,874
Plantronics, Inc.	4,700	90,757
Tekelec*	4,100	51,045
USA Mobility, Inc.*	43,800	312,732

		910,840

Transportation — 1.8%
Arkansas Best Corp.	24,000	764,640
Bristow Group, Inc.*(a)	4,100	220,047
Gulfmark Offshore, Inc.*	3,300	180,576

		1,165,263

Utilities — 3.2%
Allete, Inc.	300	11,586
Black Hills Corp.(a)	5,900	211,102
Cleco Corp.(a)	10,800	239,544
EMCOR Group, Inc.*(a)	34,500	766,245
New Jersey Resources Corp.	11,900	369,495
Southwest Gas Corp.(a)	14,200	397,032

		1,995,004

Utilities - Electrical Utilities — 0.9%
Westar Energy, Inc.(a)	25,200	573,804

TOTAL LONG-TERM INVESTMENTS (cost $64,304,717)		59,660,502

SHORT-TERM INVESTMENTS — 49.9%

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION — 1.0%

U.S. Treasury Bills(k)(n)
3.03%	04/17/08	$644	644,323
(cost $644,131)

	Shares

AFFILIATED MONEY MARKET MUTUAL FUND — 48.9%
Dryden Core Investment Fund - Taxable Money Market Series (cost $31,022,023; includes $27,972,675 of cash collateral for securities on loan)(b)(w)	31,022,023	31,022,023

TOTAL SHORT-TERM INVESTMENTS (cost $31,666,154)		31,666,346

TOTAL INVESTMENTS — 143.9% (cost $95,970,871)		91,326,848
Liabilities in excess of other assets(x) — (43.9)%		(27,857,970)

NET ASSETS — 100.0%		$63,468,878

The following abbreviation is used in portfolio descriptions:

REIT	Real Estate Investment Trust

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $26,855,770; cash collateral of $27,972,675 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(k)	Securities segregated as collateral for futures contracts.

(n)	Rates shown are the effective yields at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Liabilities in excess of other assets include unrealized appreciation on futures contracts as follows:

Futures contracts open at March 31, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2008	Unrealized Appreciation

Long Positions:
10	Russell 2000	Jun 08	$3,406,200	$3,450,000	$43,800

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$90,682,525	$43,800
Level 2 - Other Significant Observable Inputs	644,323	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$91,326,848	$43,800

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and March 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 98.4%

COMMON STOCKS — 98.1%
Advertising — 1.4%
Clear Channel Outdoor Holdings, Inc. (Class A Stock)*(a)	19,800	$376,398
Greenfield Online, Inc.*	107,355	1,273,230
Lamar Advertising Co. (Class A Stock)*(a)	19,000	682,670
Monster Worldwide, Inc.*(a)	26,876	650,668
National CineMedia, Inc.	68,400	1,537,632
Valueclick, Inc.*(a)	110,423	1,904,797
Visionchina Media, Inc., ADR (China)*(a)	78,200	866,456

		7,291,851

Aerospace — 2.0%
AAR Corp.*(a)	15,244	415,704
Aerovironment, Inc.*	7,781	159,122
Curtiss-Wright Corp.	6,602	273,851
DRS Technologies, Inc.	58,237	3,394,052
Ducommun, Inc.*	56,100	1,552,287
Innovative Solutions and Support, Inc.*(a)	323,200	3,416,224
Teledyne Technologies, Inc.*	11,536	542,192
TransDigm Group, Inc.*(a)	23,185	859,004

		10,612,436

Agriculture — 0.4%
Andersons, Inc., (The)	44,288	1,975,688

Airlines — 1.0%
AMR Corp.*(a)	160,300	1,445,906
Continental Airlines, Inc. (Class B Stock)*	44,700	859,581
Delta Air Lines, Inc.*	136,600	1,174,760
Northwest Airlines Corp.*	65,300	587,047
UAL Corp.(a)	63,400	1,365,002

		5,432,296

Apparel — 0.3%
Geox SpA (Italy)	117,300	1,812,992

Apparel & Textile — 0.2%
Maidenform Brands, Inc.*	13,253	215,626
Volcom, Inc. (The)*(a)	26,269	530,896
Wolverine World Wide, Inc.	18,656	541,211

		1,287,733

Automobile Manufacturers — 0.8%
Copart, Inc.*	42,400	1,643,424
Piaggio & Co., SpA, 144A (Italy)	915,800	2,450,673

		4,094,097

Automotive Parts — 2.7%
Advance Auto Parts, Inc.	81,600	2,778,480
CLARCOR, Inc.(a)	141,312	5,023,642
H&E Equipment Services, Inc.*	38,697	486,421
O’Reilly Automotive, Inc.*(a)	207,800	5,926,456

		14,214,999

Beverages — 0.2%
Boston Beer Co., Inc. (Class A Stock)*	16,714	794,584
Green Mountain Coffee Roasters, Inc.*(a)	9,730	307,954

		1,102,538

Biotechnology — 0.6%
American Oriental Bioengineering, Inc. (China)*(a)	221,500	1,794,150
AspenBio Pharma, Inc.*	7,700	44,506
BioMimetic Therapeutics, Inc.*	5,600	44,800
Kosan Biosciences, Inc.*(a)	316,231	496,483
Qiagen NV (Germany)*	50,400	1,042,358

		3,422,297

Broadcasting — 0.3%
Geoeye, Inc.*	4,420	114,876
World Wrestling Entertainment, Inc. (Class A Stock)	83,915	1,561,658

		1,676,534

Building Materials — 2.0%
Apogee Enterprises, Inc.	36,251	558,265
Cemex SA de CV, ADR (Mexico)*(a)	102,400	2,674,688
Eagle Materials, Inc.(a)	158,200	5,624,010
Simpson Manufacturing Co., Inc.	65,600	1,783,008

		10,639,971

Business Services — 4.7%
Arbitron, Inc.(a)	21,987	948,959
ChinaCast Education Corp. (China)*(a)	259,900	1,192,941
CoStar Group, Inc.*(a)	55,500	2,386,500
Ctrip.com International Ltd., ADR (China)	46,400	2,460,128
Deluxe Corp.	852	16,367
Exponent, Inc.*	29,266	961,095
FTI Consulting, Inc.*	5,551	394,343
HireRight, Inc.*(a)	57,600	578,880
Informatica Corp.*(a)	42,141	718,926
InfoUSA, Inc.	6,109	37,326
Iron Mountain, Inc.*	39,741	1,050,752
Kenexa Corp.*(a)	191,400	3,537,072
Media & Entertainment Holdings, Inc.*	102,800	795,158
Navigant Consulting, Inc.*	97,148	1,843,869
NuCo2, Inc.*	104,591	2,904,492
Onvia, Inc.*(a)	194,398	1,253,867
Team, Inc.*	39,854	1,088,014
TeleTech Holdings, Inc.*(a)	37,696	846,652
Veraz Networks, Inc.*(a)	21,400	52,644
Watson Wyatt Worldwide, Inc. (Class A Stock)	36,979	2,098,558
Wright Express Corp.*(a)	6,331	194,552

		25,361,095

Cable Television — 1.7%
Central European Media Enterprises Ltd. (Class A Stock) (Bermuda)*(a)	99,254	8,459,419
Lodgenet Interactive Corp.*(a)	90,448	550,828

		9,010,247
Chemicals — 0.9%
Compass Minerals International, Inc.	34,980	2,063,120

Hercules, Inc.	86,974	1,590,755
Jubilant Organosys Ltd (India)	24,600	201,025
Landec Corp.*(a)	115,661	975,022

		4,829,922

Clothing & Apparel — 1.1%
Belle International Holdings Ltd. (Hong Kong)	156,400	162,174
Celebrate Express, Inc.(a)	42,766	224,521
Cintas Corp.	40,000	1,141,600
Deckers Outdoor Corp.*(a)	18,912	2,039,092
Gymboree Corp.*	49,310	1,966,483
Iconix Brand Group, Inc.*	13,085	227,025

		5,760,895

Commercial Services — 0.7%
Allen-Vanguard Corp., (Canada) 144A*	40,300	134,274
Cogent Communications Group*(a)	33,144	606,867
DynCorp International, Inc. (Class A Stock)*	31,606	527,188
Macquarie Infrastructure Co. LLC	29,900	870,987
SEB - Sistema Educacional Brasileiro SA (Brazil)*	29,000	363,430
SM&A*	75,800	326,698
Standard Parking Corp.*	6,624	138,839
TNS, Inc.*(a)	27,038	558,064

		3,526,347

Commercial Services & Supplies — 0.4%
United Stationers, Inc.*(a)	40,823	1,947,257

Communication Equipment — 0.1%
Soundbite Communications, Inc.*	102,200	500,780

Computer Hardware — 0.4%
Commvault Systems, Inc.*	149,500	1,853,800
Riverbed Technology, Inc.*	36,000	534,960

		2,388,760

Computer Services & Software — 8.6%
Advent Software, Inc.*(a)	32,425	1,381,954
BladeLogic, Inc.*	9,300	260,865
Bottomline Technology*(a)	56,562	712,681
Ceragon Networks Ltd. (Israel)*(a)	80,700	762,615
Compellent Technologies, Inc.*(a)	95,100	1,188,750
Compugroup Holding AG (Germany)*	118,800	1,594,228
Epicor Software Corp.*	162,318	1,817,962
Factset Research Systems, Inc.(a)	38,400	2,068,608
Fundtech Ltd. (Israel)*(a)	112,142	1,362,525
Guidance Software, Inc.*(a)	154,943	1,386,740
Hurco Cos., Inc.*	9,411	440,247
iGATE Corp.*	29,835	212,425
IHS, Inc. (Class A Stock)*(a)	44,665	2,872,406
Magma Design Automation, Inc.*	94,597	905,293
Monotype Imaging Holdings, Inc.*	204,100	3,083,951
MSCI, Inc. (Class A Stock)*	30,500	907,375
MTS Systems Corp.	5,015	161,784
Netezza Corp.*	45,107	427,163
Omniture, Inc.*(a)	190,100	4,412,221
Parametric Technology Corp.*	158,200	2,528,036
Phoenix Technologies, Ltd.*	18,128	283,884
Progress Software Corp.*(a)	13,321	398,564
PROS Holdings, Inc.*	83,600	1,049,180
Radiant Systems, Inc.*	71,707	1,001,747
SI International, Inc.*	31,011	595,101
Solera Holdings, Inc.*(a)	289,462	7,051,294
SPSS, Inc.*	10,175	394,587
Stanley, Inc.*(a)	38,632	1,138,099
SXC Health Solutions Corp. (Canada)*	47,500	563,825
Sykes Enterprises, Inc.*(a)	95,028	1,671,543
Syntax-Brillian Corp.*(a)	426,600	418,068
Telecity Group PLC (United Kingdom)*	67,900	249,300
Virtusa Corp.*(a)	77,600	757,376
Websense, Inc.*	103,053	1,932,244

		45,992,641

Computers & Peripherals — 0.1%
Rimage Corp.*	22,725	497,678

Computer Networking
DP World Ltd. (United Arab Emirates)*	144,204	136,994

Construction — 0.7%
China Properties Group Ltd. (China)	1,094,400	479,516
ENGlobal Corp.*	5,004	42,784
McDermott International, Inc.*	14,462	792,807
Perini Corp.*(a)	53,962	1,955,043
SKF India Ltd. (India)	46,943	348,679

		3,618,829

Consulting Services — 0.1%
ICF International, Inc.*	26,070	522,704

Consumer Products & Services — 1.7%
Chattem, Inc.*(a)	28,280	1,876,095
Chemed Corp.	11,956	504,543
Fossil, Inc.*	59,552	1,818,718
ICO, Inc.*	26,157	181,530
Nu Skin Enterprises, Inc. (Class A Stock)	82,491	1,486,488
Tupperware Brands Corp.	57,206	2,212,728
Vanceinfo Technologies, Inc., ADR (China)*	184,600	1,255,280

		9,335,382

Containers & Packaging — 0.8%
Greif, Inc. (Class A Stock)(a)	31,915	2,167,986
Silgan Holdings, Inc.	41,762	2,072,648

		4,240,634

Cosmetics & Toiletries — 0.2%
Bare Escentuals, Inc.*(a)	38,400	899,328

Distribution/Wholesale — 0.1%
Central European Distribution Corp.*	12,418	722,603

Diversified Operations — 0.9%
Actuant Corp. (Class A Stock)(a)	60,490	1,827,403
Max India Ltd. (India)*	92,872	343,177
RHJ International SA (Belgium)*	62,675	708,472

Walter Industries, Inc.	33,119	2,074,243

		4,953,295

Drugs & Medicine — 0.9%
Dyax Corp.*	137,800	649,038
OSI Pharmaceuticals, Inc.*(a)	112,700	4,213,853

		4,862,891

Education — 0.2%
American Public Education, Inc.*	4,300	130,591
Chinaedu Corp., ADR (China)*	11,900	78,897
New Oriental Education & Technology Group, Inc., ADR (China)*	14,400	933,984

		1,143,472

Electric — 0.4%
ITC Holdings Corp.	42,600	2,217,756

Electronic Components & Equipment — 3.7%
American Science & Engineering, Inc.(a)	19,509	1,064,606
Ansoft Corp.*	5,081	155,072
Badger Meter, Inc.(a)	36,517	1,577,534
EnergySolutions, Inc.	54,200	1,243,348
Flir Systems, Inc.*(a)	67,968	2,045,157
GrafTech International Ltd.*(a)	124,008	2,010,170
Plexus Corp.*(a)	78,399	2,199,092
Rofin-Sinar Technologies, Inc.*	50,135	2,251,062
Rural Electrification Corp. Ltd. (India)*	745,167	1,977,144
Spire Corp.*	196,056	3,011,420
Vicor Corp.	65,909	786,953
Woodward Governor Co.	58,316	1,558,204

		19,879,762

Energy — 0.2%
PNOC Energy Development Corp. (Philippines)	7,138,600	1,008,325

Energy - Oil Services — 0.3%
Oil States International, Inc.*(a)	41,599	1,864,051

Entertainment & Leisure — 1.3%
Aicon SpA (Italy)*	179,500	368,403
Bally Technologies, Inc.*	55,979	1,922,319
Life Time Fitness, Inc.*(a)	49,400	1,541,774
NetFlix, Inc.*(a)	57,121	1,979,243
Orchard Enterprises, Inc.*(a)	66,243	390,173
WMS Industries, Inc.*(a)	17,730	637,748

		6,839,660

Environmental Services — 0.2%
Clean Harbors, Inc.*	17,728	1,152,320

Equipment Services — 0.2%
AZZ, Inc.*(a)	28,164	1,002,075

Financial - Bank & Trust — 0.6%
ICICI Bank Ltd., ADR (India)	33,800	1,290,822
Penson Worldwide, Inc.*	40,273	371,720
Redecard SA, GDR, (Brazil) 144A*	18,200	600,594
SVB Financial Group*(a)	21,087	920,237

		3,183,373

Financial - Brokerage — 0.4%
Koppers Holdings, Inc.(a)	44,819	1,985,930

Financial Services — 3.5%
Affiliated Managers Group, Inc.*(a)	27,600	2,504,424
Bankrate, Inc.*(a)	39,201	1,955,738
Capital One Financial Corp.(a)	13,700	674,314
Dollar Financial Corp.*	70,034	1,610,782
FCStone Group, Inc.*(a)	57,874	1,603,110
GFI Group, Inc.(a)	25,537	1,463,270
GlobalOptions Group, Inc.*	114,800	238,784
Hambrecht Asia Acquisition Corp. (Hong Kong)*	30,700	240,995
IndyMac Bancorp, Inc.(a)	213,657	1,059,739
Interactive Brokers Group, Inc.*(a)	69,490	1,783,808
Investment Technology Group, Inc.*	44,842	2,070,804
optionsXpress Holdings, Inc.	140,178	2,903,086
Redecard SA (Brazil)	31,800	522,841

		18,631,695

Food — 1.8%
Chipotle Mexican Grill, Inc. (Class A Stock)*(a)	34,600	3,924,678
Darling International, Inc.*	18,575	240,546
Flowers Foods, Inc.(a)	33,482	828,680
Lance, Inc.	162,278	3,180,649
Middleby Corp.*(a)	11,544	720,230
Nash Finch Co.	1,748	59,397
Spartan Stores, Inc.	36,934	770,074

		9,724,254

Furniture
Poltrona Frau SpA (Italy)	31,200	59,109

Healthcare - Medical Products — 0.3%
PAREXEL International Corp.*	44,054	1,149,809
ThermoGenesis Corp.*(a)	213,952	348,742

		1,498,551

Healthcare - Medical Providers — 0.3%
Psychiatric Solutions, Inc.*(a)	54,527	1,849,556

Healthcare Services — 1.2%
Animal Health International, Inc.*	10,500	114,870
Apria Healthcare Group, Inc.*	97,659	1,928,765
athenahealth, Inc.*(a)	10,028	237,363
Centene Corp.*	14,759	205,740
Mylan, Inc.(a)	89,800	1,041,680
Phase Forward, Inc.*(a)	138,500	2,365,580
Protalix BioTherapeutics, Inc. (Israel)*(a)	97,900	257,477
Seattle Genetics, Inc.*	27,500	250,250
WebMD Health Corp. (Class A Stock)*(a)	2,900	68,353

		6,470,078

Hotels & Motels — 0.2%
Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)(a)	16,733	722,196
Universal Travel Group (China)*(a)	65,500	102,835

		825,031

Industrial Products — 1.6%
Applied Industrial Technologies, Inc.(a)	20,530	613,642
Barnes Group, Inc.(a)	28,551	655,245

Entropic Communications, Inc.*	347,000	1,349,830
Hexel Corp.*	47,500	907,725
Renesola Ltd., ADR (China)*(a)	33,000	374,880
Roper Industries, Inc.	11,414	678,448
Trinity Industries, Inc.(a)	158,223	4,216,643

		8,796,413

Insurance — 1.3%
Alleghany Corp.*(a)	5,986	2,044,349
Darwin Professional Underwriters, Inc.*	24,090	541,784
Life Partners Holdings, Inc.(a)	11,600	214,016
Philadelphia Consolidated Holding Corp.*	51,015	1,642,683
Willis Group Holdings Ltd. (United Kingdom)	80,053	2,690,581

		7,133,413

Internet Services — 3.3%
Access Integrated Technologies, Inc. (Class A Stock)*(a)	73,913	232,826
Blackboard, Inc.*	39,900	1,329,867
eBay, Inc.*	32,600	972,784
Global Sources Ltd. (Bermuda)*(a)	36,740	545,589
Gmarket, Inc., ADR (South Korea)*(a)	59,800	1,280,916
Intellon Corp.*	95,700	470,844
Interwoven, Inc.*	63,791	681,288
Ipass, Inc.*(a)	689,400	2,081,988
j2 Global Communications, Inc.*	12,567	280,495
Jupitermedia Corp.*	474,716	992,156
Mercadolibre, Inc. (Argentina)*(a)	12,000	477,120
NaviSite, Inc.*	234,100	517,361
NIC, Inc.	77,600	551,736
Online Resources Corp. (Germany)*(a)	89,346	859,509
Online Resources Corp., (Germany) 144A*	61,000	586,820
Perfect World Co. Ltd., ADR (China)*(a)	43,100	978,801
Priceline.com, Inc.*(a)	17,263	2,086,406
RADWARE Ltd. (Israel)*	37,500	383,250
S1 Corp.*	87,775	624,080
TriZetto Group, Inc. (The)*	9,605	160,308
United Online, Inc.	130,368	1,376,686

		17,470,830

Machinery — 0.4%
Wabtec Corp.	49,953	1,881,230

Machinery & Equipment — 1.1%
Astec Industries, Inc.*	2,562	99,303
GenCorp, Inc.*(a)	137,562	1,415,513
Intermec, Inc.*(a)	86,973	1,929,931
Manitowoc Co., Inc. (The)(a)	50,596	2,064,317
Nordson Corp.	2,022	108,884

		5,617,948

Manufacturing — 0.5%
Lindsay Corp.(a)	19,643	2,012,818
Renesola Ltd. (United Kingdom)*	160,100	883,319

		2,896,137

Media — 0.4%
Dolan Media Co.*	68,000	1,367,480
TVN SA (Poland)	94,204	969,517

		2,336,997

Medical Supplies & Equipment — 2.5%
Arena Pharmaceuticals, Inc.*(a)	134,200	917,928
Cardionet, Inc.*	17,000	305,830
Conceptus, Inc.*	505	9,373
CONMED Corp.*(a)	978	25,076
Endo Pharmaceuticals Holdings, Inc.*	41,000	981,540
Endologix, Inc.*(a)	94,800	283,452
Illumina, Inc.*(a)	33,800	2,565,420
Incyte Corp.*(a)	227,997	2,396,248
Insulet Corp.*	44,800	645,120
Masimo Corp.*	3,900	101,400
Natus Medical, Inc.*	10,913	198,071
Orthofix International NV (Netherlands)*(a)	95,100	3,782,127
Sirtris Pharmaceuticals, Inc.*(a)	14,600	189,654
Thermage, Inc.*	10,600	34,980
Vnus Medical Technologies, Inc.*	37,104	674,922
Wright Medical Group, Inc.*(a)	3,106	74,979

		13,186,120

Metals & Mining — 1.0%
Alpha Natural Resources, Inc.*(a)	41,276	1,793,029
Dynamic Materials Corp.	1,026	44,323
Hecla Mining Co.*(a)	15,195	169,576
Kaiser Aluminum Corp.(a)	20,960	1,452,528
Valmont Industries, Inc.	23,658	2,079,302

		5,538,758

Office Equipment
Interface, Inc. (Class A Stock)	10,101	141,919

Oil & Gas — 1.0%
Bill Barrett Corp.*	9,282	438,574
Bois d’ Arc Energy, Inc.*	10,496	225,559
Crosstex Energy, Inc.	11,032	374,536
Dawson Geophysical Co.*(a)	23,888	1,612,440
Trico Marine Services, Inc.*	1,583	61,690
Ultrashort Oil & Gas Proshares	38,300	1,479,912
W-H Energy Services, Inc.*	18,829	1,296,377

		5,489,088
Paper & Forest Products — 0.1%
Nine Dragons Paper Holdings Ltd. (Hong Kong)	582,500	473,775

Personal Services — 0.2%
SuccessFactors, Inc.*(a)	114,100	1,113,616

Pharmaceuticals — 7.0%
Adaltis, Inc. (Canada)*	224,200	76,448
Alexion Pharmaceuticals, Inc.*	10,939	648,683
Allergan, Inc.	55,900	3,152,201
Alnylam Pharmaceuticals, Inc.*(a)	73,200	1,786,080
Auxilium Pharmaceuticals, Inc.*(a)	158,100	4,227,594
Avalon Pharmaceuticals, Inc.*	30,500	73,200
China Nepstar Chain Drugstore Ltd., ADR (China)*	43,200	587,520
Cubist Pharmaceuticals, Inc.*	14,744	271,584

Dishman Pharmaceuticals & Chemicals Ltd. (India)	22,100	158,727
Dynavax Technologies Corp.*(a)	317,500	622,300
Glenmark Pharmaceuticals Ltd. (India)	168,200	2,050,095
Indevus Pharmaceuticals, Inc.*	95,106	453,656
Isis Pharmaceuticals, Inc.*(a)	149,200	2,105,212
Medicines Co.*	118,550	2,394,710
Momenta Pharmaceuticals, Inc.*(a)	61,700	674,381
Neurochem, Inc. (Canada)*(a)	135,000	216,000
Neurocrine Biosciences, Inc.*(a)	176,500	953,100
Newron Pharmaceuticals SpA (Switzerland), 144A*	4,700	162,567
Nicholas Piramal India Ltd. (India)	40,600	309,712
NPIL Life Sciences Ltd. (India)(g)	4,060	7,489
Pain Therapeutics, Inc.*(a)	18,281	154,474
Penwest Pharmaceuticals Co.*(a)	272,254	707,860
Perrigo Co.(a)	54,613	2,060,548
PetMed Express, Inc.*	71,624	794,310
Progenics Pharmaceuticals, Inc.*(a)	106,606	696,137
Regeneron Pharmaceuticals, Inc.*(a)	100,498	1,928,557
Rigel Pharmaceuticals, Inc.*	18,225	340,078
Sciele Pharma, Inc.*(a)	22,978	448,071
Spectrum Pharmaceuticals, Inc.*(a)	315,956	799,369
Vical, Inc.*	175,900	619,168
Warner Chilcott Ltd. (Class A Stock)*(a)	431,385	7,764,930
WuXi PharmaTech Cayman, Inc., ADR (China)*(a)	11,200	250,432

		37,495,193

Printing & Publishing — 0.4%
Consolidated Graphics, Inc.*	7,127	399,469
Wiley, (John) & Sons, Inc. (Class A Stock)	47,446	1,883,606

		2,283,075

Railroads — 0.9%
China Railway Group Ltd. (Class H Stock) (China), 144A*	634,500	615,533
Kansas City Southern*(a)	100,368	4,025,760

		4,641,293

Real Estate — 0.6%
Brasil Brokers Participacoes SA (Brazil)*	2,400	1,675,514
China Housing & Land Development, Inc. (China)*(a)	140,000	637,000
Standard Pacific Corp.(a)	237,400	1,153,764

		3,466,278

Real Estate Investment Trust — 0.9%
Annaly Mortgage Management, Inc.(a)	145,600	2,230,592
Chimera Investment Corp.	46,200	568,260
Xinyuan Real Estate Co. Ltd., ADR (China)*(a)	256,600	2,152,874

		4,951,726

Restaurants — 1.0%
Buffalo Wild Wings, Inc.*(a)	101,000	2,474,500
CBRL Group, Inc.	13,653	488,368
CEC Entertainment, Inc.*	13,797	398,457
Cheesecake Factory, Inc. (The)*(a)	11,500	250,585
Morton’s Restaurant Group, Inc.*	17,400	137,982
Texas Roadhouse, Inc. (Class A Stock)*(a)	186,746	1,830,111

		5,580,003

Retail & Merchandising — 4.1%
Aeropostale, Inc.*	28,116	762,225
B2W Companhia Global Do Varejo, GDR (Brazil), 144A*	25,100	1,718,025
Buckle, Inc. (The)	20,577	920,409
Cash America International, Inc.	15,620	568,568
China Dongxiang Group Co. (China)	269,400	144,000
CROCS, Inc.*(a)	43,952	767,841
Dick’s Sporting Goods, Inc.*(a)	303,800	8,135,764
Ezcorp, Inc. (Class A Stock)*	110,134	1,355,750
hhgregg, Inc.*(a)	291,800	3,282,750
JOS A Bank Clothiers, Inc.*(a)	50,568	1,036,644
LJ International, Inc. (Hong Kong)*(a)	87,853	256,531
Longs Drug Stores Corp.	45,017	1,911,422
Lululemon Athletica, Inc. (Canada)*(a)	13,607	386,847
Rubio’s Restaurants, Inc.*	85,200	487,344
Vinda International Holdings Ltd. (China)*	202,200	67,810

		21,801,930

Semiconductors — 6.7%
Anadigics, Inc.*(a)	208,466	1,367,537
ARM Holdings PLC, ADR (United Kingdom)	133,029	701,063
Aviza Technology, Inc.*	85,400	46,227
Bookham, Inc.*(a)	263,500	360,995
CSR PLC (United Kingdom)*	497,700	3,220,081
Eagle Test Systems, Inc.*(a)	56,015	588,157
Emulex Corp.*(a)	89,746	1,457,475
First Solar, Inc.*(a)	56,500	13,059,410
MEMC Electronic Materials, Inc.*	140,100	9,933,090
Microsemi Corp.*(a)	122,862	2,801,254
ON Semiconductor Corp.*(a)	205,036	1,164,604
Silicon Image, Inc.*(a)	113,370	567,984
Spansion, Inc. (Class A Stock)*(a)	123,244	338,921
Ultratech, Inc.*	44,781	430,345

		36,037,143

Technology - Information Services — 0.2%
Aecom Technology Corp.*	40,978	1,065,838

Technology - Supply Chain — 0.4%
ScanSource, Inc.*(a)	54,597	1,975,865

Telecommunications — 2.4%
Airvana, Inc.*	100	523
Bharti Airtel Ltd. (India)*	128,200	2,640,211
CPI International, Inc.*	45,400	450,368
Gilat Satellite Networks Ltd. (Israel)*	322,000	3,487,260

Maxcom Telecomunicaciones SAB de CV, ADR (Mexico)*	162,800	1,881,968
NTELOS Holdings Corp.	61,596	1,490,623
Onmobile Global Ltd. (India)*	13,328	179,888
PAETEC Holding Corp.*	93,600	623,376
Time Warner Telecom, Inc. (Class A Stock)*(a)	146,417	2,267,999

		13,022,216

Telecommunications Equipment — 0.1%
ADVA AG Optical Networking (Germany)*	106,500	300,966

Transportation — 8.8%
Aramex Co. (United Arab Emirates)*	1,714,112	1,246,169
Bristow Group, Inc.*(a)	36,426	1,954,983
Dynamex, Inc.*	63,344	1,602,603
Expeditors International Washington, Inc.(a)	139,597	6,306,993
Forward Air Corp.(a)	251,250	8,904,300
Grupo TMM SA de C.V., ADR (Mexico)*	164,600	329,200
Gulfmark Offshore, Inc.*	9,427	515,845
Kuehne & Nagel International AG (Switzerland)	26,950	2,696,086
Landstar System, Inc.	198,500	10,353,760
Pacer International, Inc.	235,117	3,862,972
Polars Industries, Inc.(a)	20,392	836,276
Quality Distribution, Inc.*(a)	184,900	589,831
Shriram Transport Finance Co. Ltd. (India)	15,200	127,904
UTi Worldwide, Inc. (British Virgin Islands)	379,800	7,626,384

		46,953,306

Utilities — 0.4%
Consolidated Water Co., Inc. (Ivory Coast)(a)	17,419	383,741
Northeast Utilities	14,800	363,192
Yingli Green Energy Holding Co. Ltd., ADR (China)*(a)	69,300	1,185,030

		1,931,963

TOTAL COMMON STOCKS (cost $551,369,768)		525,589,751

PREFERRED STOCKS — 0.3%

Pharmaceuticals — 0.3%
Mylan, Inc., 6.50% (cost $1,700,000)	1,700	1,469,412

	Units

WARRANTS *
Avalon Pharmaceuticals, Inc., expiring 04/18/12	7,625	6,568
Cortex Pharmaceuticals, Inc., expiring 08/28/12	55,040	17,237
Medicure, Inc., expiring 12/02/11 (China)	106,637	101
Point Therapeutics, Inc., expiring 07/01/12	84,270	1,842

TOTAL WARRANTS (cost $1,220)		25,748

RIGHTS*

Pharmaceuticals
Indevus Pharmaceuticals, Inc. (cost $0)	238,498	—

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#

CONVERTIBLE BONDS

Pharmaceuticals

Neurochem, Inc., Sr. Unsec’d. Notes, 144A (cost $135,000)

6.00%	11/15/26	NR	$135	94,182

TOTAL LONG-TERM INVESTMENTS (cost $553,205,988)				527,179,093

SHORT-TERM INVESTMENT — 41.4%

	Shares

AFFILIATED MONEY MARKET MUTUAL FUND

Dryden Core Investment Fund - Taxable Money Market Series (cost $222,024,130; includes $213,552,804 of cash collateral for securities on loan)(b)(w)	222,024,130	222,024,130

TOTAL INVESTMENTS(o) — 139.8% (cost $775,230,118)		749,203,223
Liabilities in excess of other assets — (39.8)%		(213,250,343)

NET ASSETS — 100.0%		$535,952,880

The following abbreviations are used in portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to rule except to qualified institutional buyers. Unless otherwise noted, 144A Securities are seemed to be liquid.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NR	Not Rated by Moody’s or Standard & Poor’s

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The rating reflected is as of March 31, 2008. Rating of certain bonds may have changed subsequent to that date.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $203,021,403; cash collateral of $213,552,804 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Indicates a security that has been deemed illiquid.

(o)

As of March 31, 2008, five securities representing $127,419 and 0.0% of net assets were fair valued in accordance with the policies adopted by the Board of Directors. Of this amount $6,568 was valued using Other Significant Observable Inputs (Level 2, as defined below) and $120,851 was valued using significant Unobservable Inputs (Level 3, as defined below).

(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$749,075,804	—
Level 2 - Other Significant Observable Inputs	6,568	—
Level 3 - Significant Unobservable Inputs	120,851	—

Total	$749,203,223	—

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments

Balance as of 12/31/07	$149,227	—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(28,376)	—
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 3/31/08	$120,851	—

AST FIRST TRUST BALANCED TARGET PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 98.5%

COMMON STOCKS — 64.2%

Aerospace & Defense — 0.2%
Cubic Corp.	57,532	$1,635,635
Taser International, Inc.*(a)	125,308	1,177,895

		2,813,530

Airlines — 0.9%
Cathay Pacific Airways Ltd. (Hong Kong)	6,062,000	11,917,355

Auto Components — 2.4%
Amerigon, Inc.*	42,872	634,506
GKN PLC (United Kingdom)	2,376,832	14,351,939
Superior Industries International, Inc.(a)	728,690	15,120,317

		30,106,762

Automobiles — 2.0%
Daimler AG (Germany)(a)	59,591	5,098,010
General Motors Corp.(a)	525,246	10,005,936
Honda Motor Ltd., ADR (Japan)	164,403	4,736,451
Toyota Motor Corp., ADR (Japan)	46,554	4,696,833

		24,537,230

Biotechnology — 0.2%
Martek Biosciences Corp.*(a)	67,068	2,050,269

Building & Building Products — 0.1%
Ameron International, Inc.(a)	18,654	1,744,709

Capital Markets — 1.2%
Credit Suisse Group, ADR (Switzerland)(a)	101,288	5,153,533
Deutsche Bank AG (Germany)(a)	44,652	5,047,909
UBS AG (Switzerland)*(a)	152,337	4,387,306

		14,588,748

Chemicals — 4.8%
Flotek Industries, Inc.*(a)	36,897	538,327
Koppers Holdings, Inc.	41,774	1,851,006
LSB Industries, Inc.*(a)	38,787	571,721
Monsanto Co.	122,150	13,619,725
Mosaic Co. (The)*	128,027	13,135,570
NewMarket Corp.(a)	31,193	2,353,512
Potash Corp. of Saskatchewan, Inc. (Canada)	89,206	13,845,663
Sensient Technologies Corp.	458,939	13,534,111

		59,449,635

Commercial Banks — 9.1%
Allied Irish Banks PLC, ADR (Ireland)(a)	122,036	5,269,514
Bank of East Asia Ltd. (Hong Kong)	2,343,000	11,726,064
Barclays PLC, ADR (United Kingdom)(a)	128,590	4,654,958
BOC Hong Kong Holdings Ltd. (Hong Kong)	5,303,564	12,770,559
Canadian Imperial Bank of Commerce (Canada)(a)	74,000	4,765,600
Colonial BancGroup, Inc. (The)(a)	996,798	9,599,165
Kookmin Bank, ADR (South Korea)(a)	80,216	4,496,107
Lloyds TSB Group PLC, ADR (United Kingdom)	138,634	4,976,961
Mitsubishi UFJ Financial Group, Inc., ADR (Japan)	560,116	4,873,009
Royal Bank of Scotland Group PLC (United Kingdom)	1,609,683	10,773,922
Royal Bank of Scotland Group PLC, ADR (United Kingdom)(a)	632,367	4,287,448
South Financial Group, Inc. (The)(a)	845,510	12,564,278
Synovus Financial Corp.(a)	1,071,496	11,850,746
Wachovia Corp.(a)	397,672	10,737,144

		113,345,475

Commercial Services & Supplies — 0.4%
Copart, Inc.*	57,115	2,213,777
GeoEye, Inc.*	36,476	948,011
Herman Miller, Inc.	61,240	1,504,667

		4,666,455

Communication Equipment — 2.2%
Nokia Corp., ADR (Finland)(a)	381,985	12,158,583
Research In Motion Ltd. (Canada)*(a)	132,758	14,899,430

		27,058,013

Computers & Peripherals — 0.4%
Immersion Corp.*	60,221	428,171
Western Digital Corp.*(a)	153,464	4,149,667

		4,577,838

Containers & Packaging — 0.5%
Owens Illinois, Inc.*	106,731	6,022,830

Diversified Consumer Services — 0.7%
Apollo Group, Inc. (Class A Stock)*(a)	114,227	4,934,606
Capella Education Co.*	35,145	1,918,917
DeVry, Inc.	48,399	2,025,014

		8,878,537

Diversified Financial Services — 2.4%
Citigroup, Inc.(a)	514,536	11,021,361
ING Groep NV, ADR (Netherlands)(a)	149,159	5,574,072
JPMorgan Chase & Co.(a)	303,220	13,023,299

		29,618,732

Diversified Telecommunication Services — 6.0%
AT&T, Inc.	357,857	13,705,923
BT Group PLC (United Kingdom)	2,831,914	12,210,160
Deutsche Telekom AG, ADR (Germany)(a)	270,350	4,482,403
France Telecom SA, ADR (France)(a)	158,037	5,306,883
Nippon Telegraph & Telephone Corp., ADR (Japan)	239,752	5,197,823
PCCW Ltd. (Hong Kong)	23,018,593	14,492,635
Premiere Global Services, Inc.*	118,380	1,697,569
Telecom Italia SpA, ADR (Italy)	200,525	4,188,967
Telefonica SA, ADR (Spain)	163,788	14,169,300

		75,451,663

Electric Utilities — 0.3%
Korea Electric Power Corp., ADR (South Korea)(a)	287,087	4,317,788

Electrical Equipment — 0.2%
EnerSys*	96,067	2,297,923

Electronic Equipment & Instruments — 0.4%
Plexus Corp.*	86,509	2,426,578
Rofin-Sinar Technologies, Inc.*	59,406	2,667,329

		5,093,907

Energy Equipment & Services — 0.6%
Bristow Group, Inc.*(a)	47,897	2,570,632
Dawson Geophysical Co.*	14,527	980,573
GulfMark Offshore, Inc.*	45,013	2,463,111
NATCO Group, Inc. (Class A Stock)*	36,594	1,710,769

		7,725,085

Healthcare Equipment & Supplies — 0.9%
Intuitive Surgical, Inc.*(a)	25,772	8,359,148
Invacare Corp.	62,227	1,386,418
Quidel Corp.*	70,259	1,128,359

		10,873,925

Healthcare Providers & Services — 0.5%
Air Methods Corp.*(a)	24,861	1,202,527
Amedisys, Inc.*	95,242	3,746,820
HMS Holdings Corp.*	48,980	1,398,379

		6,347,726

Healthcare Techology — 0.1%
Phase Forward, Inc.*	88,514	1,511,819

Household Durables — 2.2%
La-Z-Boy, Inc.(a)	1,455,731	12,140,796
Leggett & Platt, Inc.(a)	745,145	11,363,461
Sony Corp., ADR (Japan)	105,394	4,223,138

		27,727,395

Industrial Conglomerates — 1.8%
General Electric Co.	380,163	14,069,833
McDermott International, Inc.*	149,226	8,180,569

		22,250,402

Insurance — 2.0%
Aegon NV (Netherlands)	331,240	4,849,354
Allianz SE, ADR (Germany)(a)	278,693	5,479,104
Amtrust Financial Services, Inc.	122,050	1,978,431
Zenith National Insurance Corp.	371,927	13,337,302

		25,644,191

Internet & Catalog Retail — 0.3%
Gaiam, Inc. (Class A Stock)*(a)	37,973	657,692
Priceline.com, Inc.*(a)	25,233	3,049,661

		3,707,353

Internet Software & Services — 0.2%
Blue Coat Systems, Inc.*	78,390	1,727,716
S1 Corp.*	121,356	862,841

		2,590,557

IT Services — 1.1%
LogicaCMG PLC (United Kingdom)	6,653,907	13,964,925

Life Science Tools & Services — 0.2%
Bruker Corp.*	200,079	3,079,216

Machinery — 1.9%
Ampco-Pittsburgh Corp.	20,377	876,007
Chart Industries, Inc.*	47,093	1,593,627
CIRCOR International, Inc.	34,254	1,584,248
Deere & Co.	166,463	13,390,284
Dynamic Materials Corp.	32,890	1,420,848
Lindsay Corp.(a)	24,060	2,465,428
Robbins & Myers, Inc.(a)	55,564	1,814,165
Sun Hydraulics Corp.	32,823	960,729

		24,105,336

Media — 1.9%
ITV PLC (United Kingdom)	9,419,104	11,832,998
Lee Enterprises, Inc.(a)	1,212,881	12,140,939

		23,973,937

Metals & Mining — 0.3%
Hecla Mining Co.*(a)	225,710	2,518,923
Olympic Steel, Inc.(a)	21,657	976,731

		3,495,654

Multi-Utilities — 4.0%
Black Hills Corp.(a)	346,211	12,387,429
DTE Energy Co.(a)	310,837	12,088,451
NiSource, Inc.(a)	722,553	12,456,814
PNM Resources, Inc.(a)	1,051,361	13,110,472

		50,043,166

Oil, Gas & Consumable Fuels — 1.7%
Murphy Oil Corp.	121,803	10,004,898
Petro-Canada (Canada)(a)	102,662	4,456,557
Petroquest Energy, Inc.*(a)	95,666	1,658,849
Repsol YPF SA, ADR (Spain)(a)	145,614	5,010,578

		21,130,882

Paper & Forest Products — 1.0%
MeadWestvaco Corp.(a)	481,792	13,114,378

Pharmaceuticals — 2.3%
Novo Nordisk AS, ADR (Denmark)	209,754	14,523,367
Perrigo Co.(a)	61,938	2,336,921
Pfizer, Inc.	570,667	11,944,060

		28,804,348

Semiconductors & Semiconductor Equipment — 1.0%
MEMC Electronic Materials, Inc.*	153,408	10,876,627
Monolithic Power Systems, Inc.*(a)	68,237	1,203,018

		12,079,645

Software — 0.2%
Advent Software, Inc.*(a)	53,915	2,297,857

Textiles, Apparel & Luxury Goods — 1.2%
Deckers Outdoor Corp.*(a)	15,264	1,645,764
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	4,208,000	13,192,833

		14,838,597

Thrifts & Mortgage Finance — 2.8%
First Bancorp (Puerto Rico)(a)	1,366,100	13,879,576
People’s United Financial, Inc.(a)	751,674	13,011,477
Washington Mutual, Inc.(a)	818,097	8,426,399

		35,317,452

Tobacco — 1.2%
Universal Corp.(a)	223,764	14,663,255

Wireless Telecommunication Services — 0.4%
NTT DoCoMo, Inc., ADR (Japan)	354,265	5,402,541

TOTAL COMMON STOCKS (cost $834,535,706)		803,227,041

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#

CORPORATE BONDS — 34.3%

Aerospace & Defense — 0.8%
Honeywell International, Inc.,
Sr. Unsec’d. Notes
7.50%	03/01/10	A2	$4,000	4,311,216
United Technologies Corp.,
Sr. Unsec’d. Notes(a)
4.875%	05/01/15	A2	6,250	6,360,394

				10,671,610

Air Freight & Logistics — 0.4%
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
6.20%	01/15/38	Aa2	4,750	5,080,899

Automobile Manufacturers — 0.4%
Daimler Financial Services North America LLC,
Gtd. Notes
7.30%	01/15/12	A3	4,500	4,804,601

Beverages — 0.4%
Bottling Group LLC,
Sr. Unsec’d. Notes
5.50%	04/01/16	A2	250	259,823
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
5.35%	11/15/17	Aa3	4,000	4,173,872

				4,433,695

Capital Markets — 4.2%
Credit Suisse USA, Inc.,
Gtd. Notes
6.125%	11/15/11	Aa1	4,500	4,754,763
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
5.35%(a)	01/15/16	Aa3	7,250	7,073,209
5.95%(a)	01/18/18	Aa3	1,000	990,250
6.125%(a)	02/15/33	Aa3	7,750	7,056,925
6.875%	01/15/11	Aa3	7,500	8,006,182
Lehman Brothers Holdings, Inc.,
Sub. Notes
5.75%	01/03/17	A2	8,000	7,227,096
Merrill Lynch & Co., Inc.,
Sub. Notes
6.22%	09/15/26	A2	7,250	6,089,812
Morgan Stanley,
Notes, MTN
5.55%	04/27/17	Aa3	7,000	6,582,912
Sr. Unsec’d. Notes
6.75%	04/15/11	Aa3	4,750	4,979,002

				52,760,151

Commercial Banks — 1.5%
HSBC Bank USA NA,
Sub. Notes
5.875%	11/01/34	Aa3	6,250	5,602,281
Wells Fargo & Co.,(a)
Sr. Unsec’d. Notes
5.25%	10/23/12	Aa1	5,000	5,185,370
5.625%	12/11/17	Aa1	5,000	5,114,305
Wells Fargo Bank NA,
Sub. Notes
6.45%	02/01/11	Aa1	3,000	3,190,905

				19,092,861

Communication Equipment — 0.6%
Cisco Systems, Inc.,
Sr. Unsec’d. Notes(a)
5.50%	02/22/16	A1	7,000	7,242,249

Consumer Finance — 0.6%
HSBC Finance Corp.,
Sr. Unsec’d. Notes(a)
6.375%	10/15/11	Aa3	7,000	7,195,342

Diversified Financial Services — 2.9%
Bank of America Corp.,
Sub. Notes
7.40%	01/15/11	Aa3	4,000	4,283,292
Bank of America NA,
Sub. Notes(a)
6.00%	10/15/36	Aa1	3,000	2,869,938
Citigroup, Inc.,
Sr. Unsec’d. Notes
4.125%	02/22/10	Aa3	5,250	5,199,721
Sub. Notes
5.00%	09/15/14	A1	5,500	5,183,343
5.50%(a)	02/15/17	A1	4,000	3,746,848
JPMorgan Chase & Co.,
Sr. Notes
6.00%	01/15/18	Aa2	4,500	4,692,694
Sub. Notes
5.125%	09/15/14	Aa3	5,000	4,940,250
6.75%(a)	02/01/11	Aa3	5,000	5,309,030

				36,225,116

Diversified Telecommunication Services — 3.9%
AT&T Wireless Services, Inc.,
Sr. Unsec’d. Notes
7.875%	03/01/11	A2	8,500	9,245,526
AT&T, Inc.,
Sr. Unsec’d. Notes
6.50%	09/01/37	A2	2,000	1,978,384
Embarq Corp.,
Sr. Unsec’d. Notes
6.738%	06/01/13	Baa3	7,500	7,252,508
7.995%	06/01/36	Baa3	3,750	3,424,714
GTE Corp.,
Gtd. Notes
6.84%	04/15/18	Baa1	9,250	9,915,584
SBC Communications, Inc.,
Sr. Unsec’d. Notes
4.125%	09/15/09	A2	6,000	6,033,384
6.15%(a)	09/15/34	A2	1,500	1,440,797

Verizon New York, Inc.,
Sr. Unsec’d. Notes(a)
6.875%	04/01/12	Baa3	8,500	8,939,475

				48,230,372

Electric Utilities — 4.7%
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
5.375%	03/15/10	Baa2	8,270	8,461,434
Commonwealth Edison Co.,
First Mortgage
6.15%	09/15/17	Baa2	6,590	6,765,380
Exelon Generation Co. LLC,
Sr Unsec’d. Notes
6.95%	06/15/11	A3	8,000	8,487,280
Georgia Power Co.,
Sr. Unsec’d. Notes
5.70%	06/01/17	A2	1,000	1,037,471
PacifiCorp.,
First Mortgage
5.75%	04/01/37	A3	4,500	4,244,526
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.10%	03/01/11	Baa2	704	757,801
7.75%(a)	03/01/31	Baa2	7,250	8,502,350
PSEG Power LLC,
Gtd. Notes
6.95%	06/01/12	Baa1	3,500	3,744,020
Southern California Edison Co.,
First Ref. Mortgage
6.00%	01/15/34	A2	500	504,342
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
5.95%	09/15/17	Baa1	10,000	10,531,160
6.00%	01/15/36	Baa1	5,500	5,366,581

				58,402,345

Energy Equipment & Services — 0.2%
Transocean, Inc.,
Sr. Unsec’d. Notes
6.00%	03/15/18	Baa2	2,000	2,057,250

Food & Staples Retailing — 2.2%
Costco Wholesale Corp.,
Sr. Unsec’d. Notes
5.50%	03/15/17	A2	7,750	8,009,687
Target Corp.,
Sr. Unsec’d. Notes
6.00%	01/15/18	A2	1,000	1,023,669
7.00%	01/15/38	A2	4,750	4,882,326
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
4.125%(a)	02/15/11	Aa2	3,500	3,582,285
5.25%	09/01/35	Aa2	5,250	4,646,360
6.875%	08/10/09	Aa2	5,000	5,278,045

				27,422,372

Food Products — 1.8%
General Mills, Inc.,
Sr. Unsec’d. Notes(a)
6.00%	02/15/12	Baa1	7,421	7,782,937
Kraft Foods, Inc.,
Sr. Unsec’d. Notes
5.625%	11/01/11	Baa2	6,750	6,877,575
Unilever Capital Corp.,
Gtd. Notes
7.125%	11/01/10	A1	7,500	8,223,345

				22,883,857

Household Products — 0.2%
Procter & Gamble Co.,
Sr. Unsec’d. Notes
6.875%	09/15/09	Aa3	3,000	3,169,674

Industrial Conglomerates — 1.8%
General Electric Capital Corp.,
Sr. Unsec’d. Notes, MTN
6.00%	06/15/12	Aaa	8,250	8,796,150
6.75%	03/15/32	Aaa	7,250	7,743,797
7.375%(a)	01/19/10	Aaa	5,500	5,894,246

				22,434,193

Insurance — 0.6%
Metlife, Inc.,
Sr. Unsec’d. Notes(a)
5.70%	06/15/35	A2	8,000	7,116,624

Media — 1.6%
Comcast Corp.,
Gtd. Notes
5.90%	03/15/16	Baa2	250	247,961
Disney (Walt) Co. (The),
Sr. Unsec’d. Notes
6.375%	03/01/12	A2	7,000	7,579,985
Time Warner, Inc.,
Gtd. Notes(a)
7.70%	05/01/32	Baa2	5,750	6,053,640
Time WarnerEntertainment Co. LP,
Sr. Unsec’d. Notes
8.375%	03/15/23	Baa2	5,500	6,094,556

				19,976,142

Multi-Utilities — 1.6%
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
5.95%	06/15/35	Baa2	250	236,083
Duke Energy Carolinas LLC,
Sr. Unsec’d. Notes(a)
6.25%	01/15/12	A3	7,500	8,054,340
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
4.20%	03/01/11	A3	4,000	4,016,416
6.05%	03/01/34	A3	8,000	7,842,664

				20,149,503

Oil, Gas & Consumable Fuels — 2.4%
Centerpoint Energy Resource Corp.,
Sr. Unsec’d. Notes
7.875%	04/01/13	Baa3	7,445	8,270,427
Conoco, Inc.,
Sr. Unsec’d. Notes
6.95%	04/15/29	A1	7,250	8,255,423
ConocoPhillips,
Sr. Unsec’d. Notes(a)
8.75%	05/25/10	A1	7,000	7,812,427
EOG Resources, Inc.,
Sr. Unsec’d. Notes
5.875%	09/15/17	A3	6,000	6,290,034

				30,628,311

Paper & Forest Products — 0.3%
Weyerhauser Co.,
Sr. Unsec’d. Notes
6.75%	03/15/12	Baa2	3,250	3,417,128

Pharmaceuticals — 1.0%
Abbot Laboratories,
Sr. Unsec’d. Notes(a)
5.875%	05/15/16	A1	6,000	6,395,802
Wyeth,
Sr. Unsec’d. Notes
5.95%	04/01/37	A3	6,750	6,595,121

				12,990,923

Specialty Retail — 0.2%
Home Depot, Inc.,
Sr. Unsec’d. Notes
5.20%	03/01/11	Baa1	2,750	2,777,459

TOTAL CORPORATE BONDS (cost $430,710,913)				429,162,677

TOTAL LONG-TERM INVESTMENTS (cost $1,265,246,619)				1,232,389,718

SHORT-TERM INVESTMENT — 24.2%

			Shares

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $302,448,541; includes $287,949,182 of cash collateral for securities on loan)(b)(w)			302,448,541	302,448,541

TOTAL INVESTMENTS — 122.7% (cost $1,567,695,160)				1,534,838,259
Liabilities in excess of other assets — (22.7)%				(284,163,391)

NET ASSETS — 100.0%				$1,250,674,868

The following abbreviations are used in the portfolio descriptions:

ADR	American Depositary Receipt

MTN	Medium Term Note

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The rating reflected is as of March 31, 2008. Rating of certain bonds may have changed subsequent to that date.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $274,840,125; cash collateral of $287,949,182 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$1,105,675,582	—
Level 2 - Other Significant Observable Inputs	429,162,677	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$1,534,838,259	—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and March 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 98.7%

COMMON STOCKS — 79.5%

Aerospace & Defense — 0.7%
Cubic Corp.	219,159	$6,230,691
Taser International, Inc.*(a)	470,433	4,422,070

		10,652,761

Airlines — 1.3%
Cathay Pacific Airways Ltd.
(Hong Kong)	10,147,000	19,948,103

Automobiles — 2.2%
Daimlerchrysler AG, ADR
(Germany)*(a)	74,572	6,379,634
General Motors Corp.(a)	876,394	16,695,306
Honda Motor Ltd.	205,735	5,927,225
Toyota Motor Corp., ADR	58,258	5,877,650

		34,879,815

Automotive Components — 1.7%
Amerigon, Inc.*	160,951	2,382,075
GKN PLC (United Kingdom)	3,978,253	24,021,741

		26,403,816

Biotechnology — 0.5%
Martek Bioscience*(a)	251,786	7,697,098

Building Products — 0.4%
Ameron International Corp.(a)	70,029	6,549,812

Capital Markets — 1.2%
Credit Suisse Group, ADR
(Switzerland)(a)	126,752	6,449,142
Deutsche Bank AG
(Germany)(a)	55,878	6,317,008
UBS AG (Switzerland)(a)	190,635	5,490,288

		18,256,438

Chemicals — 6.5%
Flotek Industries, Inc*(a)	138,518	2,020,978
Koppers Holdings, Inc.	156,828	6,949,049
LSB Industries, Inc.*(a)	145,616	2,146,380
Monsanto Co.	203,812	22,725,038
Mosaic Co. (The)*	213,617	21,917,104
NewMarket Corp.(a)	117,105	8,835,572
Potash Corp. of Saskatchewan,
Inc. (Canada)(a)	148,844	23,102,077
Sigma-Aldrich Corp.(a)	235,364	14,039,462

		101,735,660

Commercial Banks — 6.4%
Allied Irish Banks PLC
(Ireland)(a)	152,716	6,594,277
Bank of East Asia Ltd. (Hong
Kong)	3,921,000	19,623,515
Barclays PLC (United
Kingdom)(a)	160,918	5,825,232
BOC Hong Kong (Holdings) Ltd.
(Hong Kong)	8,718,000	20,992,248

Canadian Imperial Bank of
Commerce Canada
(Canada)(a)	92,604	5,963,698
Kookmin Bank, ADR (South
Korea)(a)	100,383	5,626,467
Lloyds TSB Group PLC, ADR
(United Kingdom)(a)	173,487	6,228,183
Mitsubishi UFJ Financial Group,
Inc. (Japan)	700,932	6,098,108
Royal Bank of Scotland Group,
ADR (United Kingdom)(a)	791,347	5,365,333
Royal Bank of Scotland Group
PLC (United Kingdom)	2,694,227	18,032,986

		100,350,047

Commercial Services & Supplies — 0.6%
Copart, Inc.*	95,299	3,693,789
GeoEye, Inc.*	136,938	3,559,019
Herman Miller, Inc.	102,182	2,510,612

		9,763,420

Communications Equipment — 4.1%
Nokia Corp. (Class A Stock),
ADR (Finland)(a)	637,358	20,287,105
Research In Motion Ltd.
(Canada)*(a)	387,645	43,505,398

		63,792,503

Computers & Peripherals — 1.8%
Apple, Inc.*(a)	139,457	20,012,080
Immersion Corp.*	226,084	1,607,457
Western Digital Corp.*(a)	256,060	6,923,862

		28,543,399

Construction & Engineering — 0.9%
Foster Wheeler Ltd.*	253,956	14,378,989

Containers & Packaging — 0.6%
Owens Illinois, Inc.*	178,085	10,049,337

Diversified Consumer Services — 2.0%
Apollo Group, Inc. (Class A
Stock)*(a)	472,831	20,426,299
Capella Education Co.*(a)	131,942	7,204,033
DeVry, Inc.	80,755	3,378,789

		31,009,122

Diversified Financial Services — 1.6%
Citigroup, Inc.(a)	858,523	18,389,563
ING Groep NV, ADR
(Netherlands)	186,658	6,975,409

		25,364,972

Diversified Telecommunication Services — 7.7%
AT&T, Inc.	597,098	22,868,853
BT Group PLC (United
Kingdom)	4,739,953	20,436,914
Deutsche Telekom AG, ADR
(Germany)(a)	338,317	5,609,296
France Telecom SA(a)	192,091	6,450,416
Nippon Telegraph & Telephone,
Inc., ADR (Japan)	300,026	6,504,564
PCCW Ltd. (Hong Kong)	37,416,000	23,557,323
Premiere Global Services, Inc.*	444,425	6,373,054
Telecom Italia SpA (Italy)	250,937	5,242,074
Telefonica Sa (Spain)(a)	273,287	23,642,058

		120,684,553

Electric Utilities — 0.4%
Korea Electric Power Co., ADR (South Korea)(a)	359,262	5,403,300

Electrical Equipment — 0.6%
Enersys*	360,654	8,626,844

Electronic Equipment & Instruments — 1.2%
Plexus Corp.*(a)	324,774	9,109,911
Rofin-Sinar Technologies, Inc.*(a)	223,024	10,013,777

		19,123,688

Energy Equipment & Services — 1.9%
Bristow Group, Inc.*(a)	179,815	9,650,671
Dawson Geophysical Co.*(a)	54,537	3,681,248
GulfMark Offshore, Inc.*(a)	168,987	9,246,969
NATCO Group, Inc. (Class A Stock)*(a)	137,382	6,422,608

		29,001,496

Healthcare Equipment & Supplies — 2.8%
Intuitive Surgical, Inc.*(a)	105,493	34,216,655
Invacare Corp.	233,612	5,204,875
Quidel Corp.*	263,768	4,236,114

		43,657,644

Healthcare Providers & Services — 2.5%
Air Methods Corp.*(a)	93,335	4,514,614
Amedisys, Inc.*(a)	269,732	10,611,257
Express Scripts, Inc.*(a)	287,342	18,481,837
HMS Holdings Corp.*	183,881	5,249,803

		38,857,511

Healthcare Techology — 0.4%
Phase Forward, Inc.*	332,302	5,675,718

Household Durables — 0.3%
Sony Corp., ADR (Japan)	131,891	5,284,872

Industrial Conglomerates — 2.4%
General Electric Co.	634,318	23,476,109
McDermott International, Inc.*	248,990	13,649,632

		37,125,741

Insurance — 1.3%
Aegon NV(a)	414,515	6,068,500
Allianz AG(a)	348,758	6,856,582
Amtrust Financial Services	458,202	7,427,454

		20,352,536

Internet & Catalog Retail — 0.5%
Gaiam, Inc.*(a)	142,560	2,469,139
Priceline.com, Inc.*(a)	42,102	5,088,448

		7,557,587

Internet Software & Services — 1.3%
Baidu.Com, Inc., ADR (China)*(a)	45,407	10,880,879
Blue Coat Systems, Inc.*(a)	294,292	6,486,196
S1 Corp.*(a)	455,598	3,239,302

		20,606,377

IT Services — 1.5%
Logicacmg PLC (United Kingdom)	11,016,063	23,120,024

Life Science Tools & Services — 0.7%
Bruker Corp.*	751,140	11,560,045

Machinery — 4.1%
Ampco-Pittsburgh Corp.	76,501	3,288,778
Chart Industries, Inc.*	176,797	5,982,810
CIRCOR International, Inc.	128,598	5,947,657
Deere & Co.	277,749	22,342,130
Dynamic Materials Corp.	54,878	2,370,730
Joy Global, Inc.	188,168	12,261,027
Lindsay Manufacturing Co.(a)	49,446	5,066,732
Robbins & Myers, Inc.(a)	92,711	3,027,014
Sun Hydraulics Corp.	123,225	3,606,796

		63,893,674

Media — 1.3%
ITV PLC (United Kingdom)	15,765,347	19,805,634

Metals & Mining — 1.5%
Hecla Mining Co.*(a)	847,363	9,456,571
Olympic Steel, Inc.(a)	81,305	3,666,856
Steel Dynamics, Inc.	327,781	10,829,884

		23,953,311

Oil, Gas & Consumable Fuels — 2.2%
Murphy Oil Corp.	203,233	16,693,558
Petro-Canada (Canada)(a)	128,471	5,576,926
Petroquest Energy, Inc.*(a)	359,149	6,227,644
Repsol YPF SA, ADR (Spain)(a)	182,222	6,270,259

		34,768,387

Pharmaceuticals — 4.2%
Novo Nordisk A/S (Denmark)(a)	349,983	24,232,823
Perrigo Co.(a)	103,346	3,899,245
Pfizer, Inc.	952,180	19,929,127
Teva Pharmaceutical Industries Ltd., ADR (Israel)(a)	366,739	16,939,674

		65,000,869

Semiconductors & Semiconductor Equipment — 1.5%
MEMC Electronic Materials, Inc.*	255,968	18,148,131
Monolithic Power Systems, Inc.*(a)	256,177	4,516,401

		22,664,532

Software — 3.8%
Activision, Inc.*(a)	519,896	14,198,360
Advent Software, Inc.*(a)	202,407	8,626,587
Microsoft Corp.	648,653	18,408,772
Oracle Corp.*(a)	933,379	18,256,893

		59,490,612

Textiles, Apparel & Luxury Goods — 1.5%
Deckers Outdoor Corp.*(a)	25,469	2,746,067
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	6,495,000	20,362,987

		23,109,054

Wireless Telecommunication Services — 1.4%
Millicom International Cellular SA (Luxembourg)*	160,967	15,219,430
NTT DoCoMo, Inc., ADR (Japan)	443,328	6,760,752

		21,980,182

TOTAL COMMON STOCKS (cost $1,278,463,998)		1,240,679,481

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#

CORPORATE BONDS — 19.2%

Aerospace & Defense — 0.2%
United Technologies Corp.,
Sr. Unsec’d. Notes(a)
4.875%	05/01/15	A2	$3,050	3,103,872

Automobile Manufacturers — 0.2%
Daimler Finance North America LLC
Gtd. Notes
7.30%	01/15/12	A3	3,000	3,203,067

Beverages — 0.2%
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
5.35%	11/15/17	Aa3	3,500	3,652,138

Capital Markets — 2.2%
Credit Suisse USA, Inc.,
Gtd. Notes
6.125%	11/15/11	Aa1	3,500	3,698,149
Goldman Sachs Group, Inc.,
Sr. Unsec’d. Notes
5.35%	01/15/16(a)	Aa3	4,900	4,780,514
6.125%	02/15/33(a)	Aa3	5,850	5,326,840
6.875%	01/15/11	Aa3	4,850	5,177,331
Lehman Brother Holdings,
Sub. Notes
5.75%	01/03/17	A2	5,500	4,968,628
Merrill Lynch & Co.,
Sub. Notes
6.22%	09/15/26	A2	4,750	3,989,877
Morgan Stanley,
Notes(a)
5.55%	04/27/17	Aa3	4,500	4,231,872
Sr. Unsec’d. Notes
6.75%	04/15/11	Aa3	2,500	2,620,528

				34,793,739

Commercial Banks — 1.0%
HSBC Bank USA,
Sub. Notes
5.875%	11/01/34	Aa3	4,250	3,809,551
Wells Fargo & Co.
Sr. Unsec’d. Notes(a)
5.25%	10/23/12	Aa1	5,500	5,703,907
5.625%	12/11/17	Aa1	3,500	3,580,013
Wells Fargo Bank NA
Sub. Notes
6.45%	02/01/11	Aa1	2,500	2,659,088

				15,752,559

Communication Equipment — 0.4%
Cisco Systems,
Sr. Unsec’d. Notes(a)
5.50%	02/22/16	A1	6,000	6,207,642

Consumer Finance — 0.4%
Household Finance Corp.,
Sr. Unsec’d. Notes(a)
6.375%	10/15/11	Aa3	5,900	6,064,645

Diversified Financial Services — 1.5%
Bank of America Corp.,
Sub. Notes
7.40%	01/15/11	Aa2	4,000	4,283,292
6.00%	10/15/36(a)	Aa1	1,500	1,434,969
Citigroup, Inc.,
Sr. Unsec’d. Notes(a)
4.125%	02/22/10	Aa3	3,000	2,971,269
Sub. Notes
5.00%	09/15/14	A1	3,500	3,298,491
5.50%	02/15/17(a)	A1	3,500	3,278,492
JPMorgan Chase & Co.
Sr. Notes
6.00%	01/15/18	Aa2	3,500	3,649,874
6.75%	02/01/11(a)	Aa3	4,250	4,512,675

				23,429,062

Diversified Telecommunication Services — 2.4%
AT&T Wireless Services, Inc.,
Sr. Unsec’d. Notes
7.875%	03/01/11	A2	7,750	8,429,745
AT&T, Inc.
Sr. Unsec’d. Notes
6.50%	09/01/37	A2	1,000	989,192
Embarq Corp.,
Sr. Unsec’d. Notes
6.738%	06/01/13	Baa3	6,000	5,802,006
7.995%	06/01/36	Baa3	4,500	4,109,656
GTE Corp.,
Gtd. Notes
6.84%	04/15/18	Baa1	6,850	7,342,892
SBC Communications,
Sr. Unsec’d. Notes
4.125%	09/15/09	A2	2,900	2,916,136
6.15%	09/15/34(a)	A2	1,500	1,440,796
Verizon New York, Inc.,
Sr. Unsec’d. Notes(a)
6.875%	04/01/12	Baa3	6,350	6,678,314

				37,708,737

Electric Utilities — 1.5%
American Electric Power,
Sr. Unsec’d. Notes
5.375%	03/15/10	Baa2	5,420	5,545,462
Commonwealth Edison Co.,
First Mortgage
6.15%	09/15/17	Baa2	1,910	1,960,831
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
6.95%	06/15/11	A3	5,000	5,304,550
Pacificorp,
First Mortgage
5.75%	04/01/37	A3	3,000	2,829,684
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.10%	03/01/11	Baa2	610	656,617
7.75%	03/01/31(a)	Baa2	4,450	5,218,684
PSEG Power LLC,
Gtd. Notes
6.95%	06/01/12	Baa1	1,000	1,069,720

Southern California Edison Co.,
First Mortgage
6.00%	01/15/34	A2	400	403,474

				22,989,022

Financial Services — 0.1%
Goldman Sachs Group, Inc., (The),
Sr. Unsec’d. Notes(a)
5.95%	01/18/18	Aa3	1,000	990,250

Food & Staples Retailing — 1.2%
Costco Wholesale Corp.,
Sr. Unsec’d. Notes(a)
5.50%	03/15/17	A2	5,500	5,684,294
Target Corp.,
Sr. Unsec’d. Notes
6.00%	01/15/18	A2	1,000	1,023,669
7.00%	01/15/38	A2	3,250	3,340,538
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
4.125%	02/15/11(a)	Aa2	3,500	3,582,285
5.25%	09/01/35	Aa2	3,650	3,230,327
6.875%	08/10/09	Aa2	2,100	2,216,779

				19,077,892

Food Products — 1.3%
General Mills, Inc.,
Sr. Unsec’d. Notes(a)
6.00%	02/15/12	Baa1	5,250	5,506,053
Kraft Foods, Inc.,
Sr. Unsec’d. Notes
5.625%	11/01/11	Baa2	7,300	7,437,970
Unilever Capital Corp.,
Gtd. Notes
7.125%	11/01/10	A1	6,600	7,236,544

				20,180,567

Independent Power Producers & Energy Traders
Constellation Energy Group, Inc.,
Sr. Unsec’d. Notes
6.125%	09/01/09	Baa1	197	202,336

Industrial Conglomerates — 1.0%
General Electric Capital Corp.,
Sr. Unsec’d. Notes
6.00%	06/15/12	Aaa	5,600	5,970,720
6.75%	03/15/32	Aaa	5,750	6,141,632
7.375%	01/19/10(a)	Aaa	3,000	3,215,043

				15,327,395

Insurance — 0.3%
Metlife, Inc.,
Sr. Unsec’d. Notes(a)
5.70%	06/15/35	A2	5,350	4,759,242

Media — 1.0%
AOL Time Warner, Inc.,
Gtd. Notes(a)
7.70%	05/01/32	Baa2	4,600	4,842,912
Comcast Corp.,
Gtd. Notes
5.90%	03/15/16	Baa2	400	396,738
Disney (Walt) Co,
Sr. Unsec’d. Notes
6.375%	03/01/12	A2	6,500	7,038,557
Time Warner, Inc.,
Sr. Unsec’d. Notes
8.375%	03/15/23	Baa2	2,600	2,881,063

				15,159,270

Multi-Utilities — 1.7%
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
5.95%	06/15/35	Baa2	200	188,866
Duke Energy Carolinas,
Sr. Unsec’d. Notes(a)
6.25%	01/15/12	A3	7,075	7,597,927
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
4.20%	03/01/11	A3	2,000	2,008,208
6.05%	03/01/34	A3	5,350	5,244,782
Virginia Electric And Power Co.,
Sr. Unsec’d. Notes
5.95%	09/15/17	Baa1	7,000	7,371,812
Virginia Electric Power, Series B,
Sr. Unsec’d. Notes
6.00%	01/15/36	Baa1	4,250	4,146,904

				26,558,499

Oil, Gas & Consumable Fuels — 1.4%
Centerpoint Energy Resources,
Sr. Unsec’d. Notes
7.875%	04/01/13	Baa3	4,455	4,948,926
Conoco, Inc.,
Sr. Unsec’d. Notes
6.95%	04/15/29	A1	5,600	6,376,602
ConocoPhillips,
Sr. Unsec’d. Notes(a)
8.75%	05/25/10	A1	6,000	6,696,366
EOG Resources, Inc.,
Sr. Unsec’d. Notes
5.875%	09/15/17	A3	4,000	4,193,356

				22,215,250

Paper & Forest Products — 0.1%
Weyerhaeuser Co.,
Sr. Unsec’d. Notes
6.75%	03/15/12	Baa2	1,900	1,997,706

Pharmaceuticals — 0.6%
Abbott Laboratories,
Sr. Unsec’d. Notes(a)
5.875%	05/15/16	A1	5,150	5,489,730
Wyeth,
Sr. Unsec’d. Notes
5.95%	04/01/37	A3	4,000	3,908,220

				9,397,950

Specialty Retail — 0.1%
Home Depot, Inc.,
Sr. Unsec’d. Notes
5.20%	03/01/11	Baa1	1,150	1,161,483

Transportation — 0.2%
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
6.20%	01/15/38	Aa2	3,250	3,476,405

Utilities — 0.2%
Georgia Power Co.,
Sr. Unsec’d. Notes(a)
5.70%	06/01/17	A2	2,500	2,593,678

TOTAL CORPORATE BONDS (cost $301,261,115)				300,002,406

TOTAL LONG-TERM INVESTMENTS (cost $1,579,725,113)				1,540,681,887

	Shares

SHORT-TERM INVESTMENT — 20.4%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $317,842,028; includes $287,949,182 of cash collateral for securities on loan)(b)(w)	317,842,028	317,842,028

TOTAL INVESTMENTS — 119.1% (cost $1,897,567,141)		1,858,523,915
Liabilities in excess of other assets — (19.1)%		(297,615,887)

NET ASSETS — 100.0%		$1,560,908,028

The following abbreviation is used in the portfolio descriptions:

ADR	American Depositary Receipt

†	The rating reflected is as of March 31, 2008. Rating of certain bonds may have changed subsequent to that date.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $213,798,679; cash collateral of $287,949,182 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$1,558,521,509	—
Level 2 - Other Significant Observable Inputs	300,002,406	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$1,858,523,915	—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and March 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.7%

COMMON STOCKS
Aerospace — 1.5%
United Technologies Corp.	102,720	$7,069,190

Beverages — 7.3%
Fortune Brands, Inc.(a)	229,380	15,941,910
PepsiCo, Inc.(a)	262,970	18,986,434

		34,928,344

Biotechnology — 2.2%
Genentech, Inc.*	126,920	10,303,366

Commercial Services — 2.5%
McGraw-Hill Cos., Inc. (The)	315,813	11,669,290

Commercial Services - Finance — 1.2%
Visa, Inc. (Class A Stock)*	95,240	5,939,166

Computer Services — 5.1%
Western Union Co.(a)	1,133,400	24,107,418

Computer Software — 9.4%
Activision, Inc.*	161,060	4,398,549
Electronic Arts, Inc.*(a)	436,280	21,779,097
Microsoft Corp.	662,494	18,801,580

		44,979,226

Financials — 5.5%
Charles Schwab Corp. (The)	839,860	15,814,564
CME Group, Inc.(a)	22,210	10,418,711

		26,233,275

Internet & Online — 3.0%
Google, Inc. (Class A Stock)*(a)	32,490	14,310,870

Medical Products — 9.1%
Baxter International, Inc.	227,610	13,160,410
St. Jude Medical, Inc.*(a)	347,768	15,020,100
Thermo Fisher Scientific, Inc.*(a)	268,990	15,289,392

		43,469,902

Movies & Entertainment — 2.2%
Viacom, Inc. (Class B Stock)*	263,840	10,453,341

Networking/Telecom Equipment — 7.8%
Cisco Systems, Inc.*(a)	727,790	17,532,461
Research In Motion Ltd. (Canada)*(a)	174,870	19,625,660

		37,158,121

Oil & Gas — 11.2%
Chesapeake Energy Corp.	318,000	14,675,700
Hess Corp.	218,700	19,284,966
Suncor Energy, Inc. (Canada)	203,550	19,612,043

		53,572,709

Oil Well Services & Equipment — 5.2%
Schlumberger Ltd.	122,820	10,685,340
Weatherford International Ltd.*(a)	196,400	14,233,108

		24,918,448

Pharmaceuticals — 8.2%
Amylin Pharmaceuticals, Inc.*(a)	360,683	10,535,550
Merck & Co., Inc.	214,690	8,147,486
Schering-Plough Corp.	633,410	9,127,438
Teva Pharmaceutical Industries Ltd., ADR (Israel)(a)	241,020	11,132,714

		38,943,188

Retailing — 7.7%
Coach, Inc.*	353,860	10,668,879
Lowe’s Cos., Inc.(a)	556,733	12,771,455
Target Corp.(a)	263,430	13,350,633

		36,790,967

Semiconductors — 4.4%
QUALCOMM, Inc.	506,320	20,759,120

Telecommunications — 6.2%
American Tower Corp. (Class A Stock)*	500,810	19,636,760
Crown Castle International Corp.*(a)	282,270	9,735,492

		29,372,252

TOTAL LONG-TERM INVESTMENTS (cost $437,245,702)		474,978,193

SHORT-TERM INVESTMENT — 18.0%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $85,695,387; includes $82,288,236 of cash collateral for securities on loan)(b)(w)	85,695,387	85,695,387

TOTAL INVESTMENTS — 117.7% (cost $522,941,089)		560,673,580
Liabilities in excess of other assets — (17.7)%		(84,155,206)

NET ASSETS — 100.0%		$476,518,374

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $80,597,891; cash collateral of $82,288,236 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$560,673,580	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$560,673,580	—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and March 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 98.7%

COMMON STOCKS

Advertising — 1.5%
Lamar Advertising Co. (Class A Stock)*(a)	62,591	$2,248,895
National CineMedia, Inc.	61,700	1,387,016

		3,635,911

Aerospace/Defense — 1.9%
Alliant Techsystems, Inc.*(a)	42,625	4,412,966

Apparel/Shoes — 3.4%
Coach, Inc.*(a)	188,329	5,678,119
Urban Outfitters, Inc.*(a)	72,800	2,282,280

		7,960,399

Commercial Services — 5.3%
Iron Mountain, Inc.*(a)	144,785	3,828,115
Moody’s Corp.(a)	100,700	3,507,381
Western Union Co.	252,600	5,372,802

		12,708,298

Computer Services — 1.8%
Fiserv, Inc.*	88,000	4,231,920

Computer Software — 5.5%
Activision, Inc.*(a)	227,498	6,212,970
Electronic Arts, Inc.*	88,500	4,417,920
Salesforce.com, Inc.*(a)	42,150	2,439,221

		13,070,111

Computer Networking — 0.8%
NetApp, Inc.*	90,700	1,818,535

Consumer Products & Services — 6.4%
Chattem, Inc.*(a)	44,215	2,933,223
Fortune Brands, Inc.	88,000	6,116,000
Newell Rubbermaid, Inc.	214,330	4,901,727
Weight Watchers International, Inc.(a)	24,734	1,145,927

		15,096,877

Data Processing — 1.0%
Paychex, Inc.(a)	68,300	2,339,958

Drugs & Medicine — 2.3%
Amylin Pharmaceuticals, Inc.*(a)	183,900	5,371,719

Electronic Components — 4.5%
Amphenol Corp. (Class A Stock)	138,572	5,161,807
Gentex Corp.(a)	317,213	5,440,203

		10,602,010

Electronics — 1.2%
FLIR Systems, Inc.*(a)	97,100	2,921,739

Entertainment & Leisure — 3.8%
Mattel, Inc.	157,100	3,126,290
NetFlix, Inc.*(a)	124,200	4,303,530
Pinnacle Entertainment, Inc.*(a)	116,100	1,486,080

		8,915,900

Financial Services — 6.9%
Discover Financial Services	224,800	3,679,976
Global Payments, Inc.	136,821	5,658,917
Nymex Holdings, Inc.(a)	33,300	3,017,979
Raymond James Financial, Inc.	179,700	4,129,506

		16,486,378

Food — 0.6%
WM Wrigley Jr. Co.(a)	21,400	1,344,776

Healthcare - Medical Providers — 1.2%
Psychiatric Solutions, Inc.*(a)	83,096	2,818,616

Healthcare Services — 3.5%
Charles River Laboratories International, Inc.*(a)	101,245	5,967,380
Laboratory Corp. of America Holdings*	30,700	2,261,976

		8,229,356

Home Furnishings — 1.6%
Harman International Industries, Inc.(a)	89,600	3,901,184

Industrial Products — 1.0%
Roper Industries, Inc.(a)	41,900	2,490,536

Internet Services — 2.1%
Equinix, Inc.*(a)	75,850	5,043,267

Machinery & Equipment — 0.9%
Kennametal, Inc.	73,090	2,151,039

Manufacturing — 1.1%
Rockwell Automation, Inc.	45,521	2,613,816

Media — 1.7%
Entravision Communications Corp. (Class A Stock)*(a)	592,382	3,945,264

Medical Products — 3.8%
C.R. Bard, Inc.	39,293	3,787,845
St. Jude Medical, Inc.*	123,300	5,325,327

		9,113,172

Medical Supplies & Equipment — 1.5%
Thermo Fisher Scientific, Inc.*	63,808	3,626,847

Oil & Gas — 9.5%
Chesapeake Energy Corp.	109,300	5,044,195
Continental Resources, Inc.*	116,800	3,724,752
Hess Corp.	59,800	5,273,164
Quicksilver Resources, Inc.*(a)	141,600	5,172,648
Whiting Petroleum Corp.*	53,000	3,426,450

		22,641,209

Oil Well Services & Equipment — 4.1%
Dresser-Rand Group, Inc.*	12,600	394,506
W-H Energy Services, Inc.*	32,800	2,258,280
Weatherford International Ltd.*(a)	97,500	7,065,825

		9,718,611

Producer Goods — 0.9%
WW Grainger, Inc.(a)	29,525	2,255,415

Real Estate Operating Company — 2.2%
CB Richard Ellis Group, Inc. (Class A Stock)*(a)	240,100	5,195,764

Retail — 3.2%
Advance Auto Parts, Inc.	64,437	2,194,080
J.C. Penney Co., Inc.(a)	52,800	1,991,088

Williams-Sonoma, Inc.(a)	137,201	3,325,752

		7,510,920

Semiconductors — 5.4%
First Solar, Inc.*(a)	4,300	993,902
FormFactor, Inc.*(a)	169,545	3,238,309
Linear Technology Corp.(a)	124,707	3,827,258
Tessera Technologies, Inc.*(a)	229,300	4,769,440

		12,828,909

Technology Services — 1.3%
Cognizant Technology Solutions Corp. (Class A Stock)*	109,422	3,154,636

Telecommunications — 5.6%
American Tower Corp. (Class A Stock)*	101,000	3,960,210
Crown Castle International Corp.*(a)	90,175	3,110,136
MetroPCS Communications, Inc.*(a)	180,800	3,073,600
NeuStar, Inc. (Class A Stock)*(a)	121,807	3,225,449

		13,369,395

Transportation — 1.2%
C.H. Robinson Worldwide, Inc.(a)	52,100	2,834,240

TOTAL LONG-TERM INVESTMENTS (cost $237,345,338)		234,359,693

SHORT-TERM INVESTMENT — 39.6%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $94,116,943; includes $92,510,846 of cash collateral for securities on loan)(b)(w)	94,116,943	94,116,943

TOTAL INVESTMENTS — 138.3% (cost $331,462,281)		328,476,636
Liabilities in excess of other assets — (38.3)%		(91,026,973)

NET ASSETS — 100.0%		$237,449,663

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $89,905,955; cash collateral of $92,510,846 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$328,476,636	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$328,476,636	—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and March 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 98.8%

COMMON STOCKS

Aerospace — 0.5%
AAR Corp.*(a)	25,173	$686,468

Automotive Parts — 0.5%
Asbury Automotive Group, Inc.	41,306	568,371

Banking — 0.1%
Home BancShares, Inc.(a)	5,609	117,060
Virginia Commerce Bancorp., Inc.*	1,680	19,286

		136,346

Basic Materials - Chemical — 1.5%
Minerals Technologies, Inc.	26,678	1,675,378
NuCo2, Inc.*	7,952	220,827

		1,896,205

Basic Materials - Forest — 1.1%
Caraustar Industries, Inc.*(a)	127,544	172,184
Universal Forest Products, Inc.(a)	37,315	1,201,543

		1,373,727

Basic Materials - Mining — 1.6%
Commercial Metals Co.	25,215	755,693
Mueller Industries, Inc.	42,774	1,234,030

		1,989,723

Chemicals — 2.7%
Fuller (H.B.) Co.(a)	81,953	1,672,661
KMG Chemicals, Inc.	39,201	604,871
PolyOne Corp.*(a)	171,948	1,095,309

		3,372,841

Commercial Services — 0.5%
ChoicePoint, Inc.*	14,505	690,438

Computer Services & Software — 3.6%
ACI Worldwide, Inc.*(a)	33,808	673,455
Avid Technology, Inc.*(a)	35,944	874,877
Brocade Communications Systems, Inc.*	27,059	203,484
Factset Research Systems, Inc.	7,253	390,719
Intervoice, Inc.*	38,740	308,371
MSC.Software Corp.*	20,089	260,956
Parametric Technology Corp.*(a)	89,148	1,424,585
Progress Software Corp.*(a)	14,972	447,962

		4,584,409

Computers — 0.2%
Palm, Inc.(a)	57,777	288,885

Construction — 1.0%
Ryland Group, Inc.	37,105	1,220,383

Consumer Cyclicals - Construction — 1.1%
Comfort Systems USA, Inc.(a)	109,287	1,421,824
Modtech Holdings, Inc.*	64,381	18,027

		1,439,851

Consumer Cyclicals - Leisure & Entertainment — 0.5%
Fossil, Inc.*	22,051	673,438

Consumer Cyclicals - Motor Vehicle — 1.5%
Commercial Vehicle Group, Inc.*(a)	61,279	607,275
Tenneco Automotive, Inc.*	44,526	1,244,056

		1,851,331

Consumer Cyclicals - Retail Apparel — 2.1%
Aaron Rents, Inc.(a)	44,061	949,074
Big Lots, Inc.*(a)	43,763	975,915
Gymboree Corp.*	7,888	314,573
K-Swiss, Inc. (Class A Stock)	30,493	482,399

		2,721,961

Consumer Staples - Food & Beverage — 0.5%
Sensient Technologies Corp.	20,622	608,143

Consumer Staples - Home Products — 0.1%
Jarden Corp.*(a)	4,594	99,874

Consumer Staples - Restaurants — 0.3%
California Pizza Kitchen, Inc.*	31,858	417,658

Cosmetics — 0.7%
Elizabeth Arden, Inc.*(a)	44,918	896,114

Daycare Services — 0.2%
Bright Horizons Family Solutions, Inc.*	5,798	249,546

Diversified Operations — 0.4%
Compass Diversified Trust	36,631	481,698

Electrical Utilities — 0.9%
Cleco Corp.	48,993	1,086,665

Electronic Components & Equipment — 2.1%
Empire District Electric Co. (The)(a)	37,009	749,432
Belden CTD, Inc.(a)	7,823	276,308
Convergys Corp.*	16,513	248,686
Electronics For Imaging, Inc.*(a)	77,171	1,151,391
EnergySolutions, Inc.	9,289	213,090

		2,638,907

Energy - Energy Resources — 2.1%
Concho Resources, Inc.*	51,294	1,315,178
Parallel Petroleum Corp.*(a)	70,408	1,377,885

		2,693,063

Energy - Oil Services — 4.7%
Oil States International, Inc.*(a)	42,189	1,890,489
Petroleum Development Corp.*	29,254	2,026,425
W-H Energy Services, Inc.*	29,393	2,023,708

		5,940,622

Entertainment & Leisure — 0.4%
Boyd Gaming Corp.(a)	21,713	434,260
Isle of Capri Casinos, Inc.*(a)	15,605	111,576

		545,836

Equipment Services — 1.6%
RSC Holdings, Inc.*(a)	45,664	497,738
Watsco, Inc.(a)	38,434	1,591,936

		2,089,674

Financial - Bank & Trust — 12.1%
Bancorp Bank (The)*(a)	47,295	571,324
Bank of Hawaii Corp.(a)	10,396	515,226
Bank of the Ozarks, Inc.(a)	28,832	689,085
Berkshire Hills Bancorp, Inc.	12,853	323,767
Bridge Capital Holdings*	10,473	222,028
Brookline Bancorp, Inc.	67,456	774,395
Cardinal Financial Corp.	39,713	352,254

Cascade Bancorp(a)	6,422	61,394
CoBiz, Inc.(a)	47,220	614,804
Columbia Banking System, Inc.	10,831	242,398
F.N.B. Corp.(a)	51,492	803,790
First Community Bancorp(a)	8,074	216,787
First Niagara Financial Group, Inc.(a)	13,805	187,610
Glacier Bancorp, Inc.(a)	75,414	1,445,686
Hancock Holding Co.(a)	20,694	869,562
IBERIABANK Corp.	18,254	807,739
KBW, Inc*	4,500	99,225
Millennium Bankshares Corp.	29,163	158,063
NewAlliance Bancshares, Inc.	41,068	503,494
Preferred Bank Los Angeles	11,797	196,892
Prosperity Bancshares, Inc.	49,724	1,425,090
Seacoast Banking Corp. of Florida(a)	11,384	124,655
Signature Bank*(a)	54,382	1,386,741
Southcoast Financial Corp.*	15,256	223,503
Sterling Bancorp	17,018	264,290
Summit State Bank	11,241	89,366
Texas Capital Bancshares, Inc.*(a)	25,348	427,874
Trico Bancshares(a)	10,594	183,382
UMB Financial Corp.	11,640	479,568
United Community Banks, Inc.(a)	21,133	358,838
Washington Federal, Inc.	13,389	305,805
West Coast Bancorp	4,584	66,881
Westamerica Bancorp(a)	7,165	376,879

		15,368,395

Financial - Brokerage — 0.6%
Knight Trading Group, Inc. (Class A Stock)*(a)	32,312	524,747
Sterling Bancshares, Inc.	27,803	276,362

		801,109

Financial Services — 3.6%
Apollo Investment Corp.(a)	19,953	315,856
Financial Federal Corp.(a)	46,581	1,015,932
First Financial Bankshare	31,368	1,285,461
Flushing Financial Corp.	13,358	234,834
Gladstone Capital Corp.(a)	22,672	424,193
Highland Distressed Opportunities, Inc.	53,310	372,637
Nexity Financial Corp.*	15,718	105,625
PennantPark Investment Corp.(a)	42,436	361,130
Pinnacle Financial Partners, Inc.*(a)	14,109	361,190
WSFS Financial Corp.	1,426	70,273

		4,547,131

Food — 0.2%
Nash Finch Co.(a)	8,651	293,961

Healthcare - Drugs — 0.5%
Medarex, Inc.*	70,084	620,243

Healthcare - Medical Products — 0.8%
PSS World Medical, Inc.*(a)	59,933	998,484

Healthcare Services — 1.8%
American Healthways, Inc.*	20,722	732,315
Edwards Lifesciences Corp.*(a)	21,281	948,069
LHC Group, Inc.*	35,765	600,852

		2,281,236

Industrial Products — 0.4%
Olympic Steel, Inc.	12,483	562,983

Industrials - Components — 3.0%
Actuant Corp. (Class A Stock)(a)	41,819	1,263,352
Applied Industrial Technologies, Inc.(a)	39,406	1,177,831
Wabash National Corp.	153,966	1,384,154

		3,825,337

Industrials - Electrical Equipment — 0.8%
Anixter International, Inc.*(a)	7,530	482,221
Franklin Electric Co., Inc.(a)	14,876	508,313

		990,534

Industrials - Machinery — 1.2%
MTS Systems Corp.	22,367	721,559
Tennant Co.(a)	20,233	805,476

		1,527,035

Insurance - Life Insurance — 0.9%
American Equity Investment Life Holding Co.(a)	126,757	1,176,305

Insurance - Property Insurance — 5.8%
Aspen Insurance Holdings Ltd. (Bermuda)(a)	26,668	703,502
Donegal Group, Inc.	26,770	465,798
Max Capital Group Ltd. (Bermuda)	60,469	1,583,683
Meadowbrook Insurance Group, Inc.	82,150	641,591
National Atlantic Holdings Corp.*	29,888	177,535
Navigators Group, Inc.*	7,221	392,822
ProAssurance Corp.*(a)	31,746	1,708,887
Procentury Corp.	56,512	1,017,216
RLI Corp.	14,236	705,679

		7,396,713

Medical Supplies & Equipment — 2.8%
American Medical Systems Holdings, Inc.*(a)	102,389	1,452,900
Cardiac Science Corp.*	101,833	850,306
Perkinelmer, Inc.	25,263	612,628
Symmetry Medical, Inc.*(a)	37,069	615,345

		3,531,179

Metals & Mining — 1.1%
Kaiser Aluminum Corp.	17,093	1,184,545
RBC Bearings, Inc.*(a)	4,400	163,372

		1,347,917

Office Equipment — 0.2%
IKON Office Solutions, Inc.	37,536	285,274

Oil & Gas — 1.2%
NGAS Resources, Inc.*(a)	18,763	105,636
Rex Energy Corp.*(a)	84,889	1,412,553

		1,518,189

Real Estate Investment Trust - Apartment — 1.0%
American Campus Communities, Inc.(a)	46,064	1,260,311

Real Estate Investment Trust - Mortgage — 0.3%
MFA Mortgage Investments, Inc.	59,466	374,636

Real Estate Investment Trust - Office Industrial — 1.4%
Parkway Properties, Inc.(a)	48,347	1,786,905

Real Estate Investment Trust - Other REIT — 3.8%
Biomed Realty Trust, Inc.(a)	48,216	1,151,880
Cogdell Spencer, Inc.	31,588	496,563
Digital Realty Trust, Inc.(a)	31,898	1,132,379
Omega Healthcare Investors, Inc.(a)	72,322	1,255,510
U-Store-It Trust(a)	72,406	820,360

		4,856,692

Real Estate Investment Trust - Retail — 1.5%
Acadia Realty Trust	35,816	864,956
National Retail Properties(a)	48,415	1,067,551

		1,932,507

Restaurants — 1.4%
CEC Entertainment, Inc.*	38,567	1,113,815
Cheesecake Factory, Inc. (The)*(a)	15,393	335,413
Einstein Noah Restaurant Group, Inc.*	31,203	267,098

		1,716,326

Retail & Merchandising — 2.4%
Aeropostale, Inc.*	13,423	363,897
Ann Taylor Stores Corp.*	6,435	155,598
Cache, Inc.*(a)	65,990	745,027
Casey’s General Stores, Inc.(a)	49,971	1,129,345
Pacific Sunwear of California*(a)	52,096	656,931

		3,050,798

Schools — 0.4%
School Specialty, Inc.*(a)	17,661	557,028

Semiconductors — 2.8%
Cirrus Logic, Inc.*(a)	121,184	814,356
Emulex Corp.*(a)	44,878	728,819
FormFactor, Inc.*(a)	16,549	316,086
Integrated Device Technology, Inc.*	71,418	637,763
ON Semiconductor Corp.*(a)	92,917	527,769
Semtech Corp.*	34,824	499,028

		3,523,821

Services - Environmental — 1.0%
Waste Connections, Inc.*(a)	39,128	1,202,795

Services - Industrial Services — 1.4%
G & K Services, Inc.	24,407	869,133
On Assignment, Inc.*(a)	44,483	282,467
Resources Connection, Inc.	35,501	634,403

		1,786,003

Software — 1.5%
JDA Software Group, Inc.*	26,763	488,425
Lawson Software, Inc.*	105,969	797,946
Sybase, Inc.*	23,854	627,360

		1,913,731

Technology - Information Services — 0.3%
Black Box Corp.	11,758	362,734

Technology - Internet — 0.7%
Ariba, Inc.*(a)	88,596	855,837

Telecommunications — 3.0%
Plantronics, Inc.	44,486	859,025
Polycom, Inc.*(a)	17,476	393,909
Premiere Global Services, Inc.*(a)	25,277	362,472
RCN Corp.*(a)	67,281	752,201
Tekelec*(a)	114,231	1,422,176

		3,789,783

Transportation - Airlines — 1.1%
AirTran Holdings, Inc.*(a)	216,548	1,429,217

Transportation - Truck Freight — 1.0%
Forward Air Corp.(a)	14,557	515,900
Heartland Express, Inc.	54,364	775,231

		1,291,131

Utilities — 0.4%
Allete, Inc.	3,611	139,457
UIL Holdings Corp.	1,931	58,181
Unisource Energy Corp.	11,569	257,526

		455,164

Utilities - Electrical Utilities — 2.8%
El Paso Electric Co.*(a)	94,247	2,014,059
MGE Energy, Inc.(a)	6,982	237,807
Sierra Pacific Resources	17,945	226,645
Westar Energy, Inc.(a)	48,322	1,100,292

		3,578,803

Utilities - Gas Utilities — 1.1%
Atmos Energy Corp.	2,036	51,918
South Jersey Industries, Inc.(a)	16,695	586,161
Southwest Gas Corp.(a)	27,273	762,553

		1,400,632

TOTAL LONG-TERM INVESTMENTS (cost $134,768,485)		125,439,056

SHORT-TERM INVESTMENT — 47.0%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $59,725,994; includes $57,882,579 of cash collateral for securities on loan)(b)(w)	59,725,994	59,725,994

TOTAL INVESTMENTS — 145.8% (cost $194,494,479)		185,165,050

Liabilities in excess of other assets — (45.8)%		(58,176,426)

NET ASSETS — 100.0%		$126,988,624

The following abbreviation is used in portfolio descriptions:

REIT	Real Estate Investment Trust

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $55,697,668; cash collateral of $57,882,579 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund - Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$185,165,050	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$185,165,050	—

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and March 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

AST HIGH YIELD BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date		Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 96.8%

BANK NOTES (c)— 10.3%

AES Corp., Term B (original cost $1,348,219; purchased 06/07/07 - 03/20/08)(f)(g)	Ba+	7.75%	04/30/10		$1,424	$1,347,426
AES Corp., Term B (original cost $652,851; purchased 01/24/07)(f)(g)	Ba+	7.96%	04/30/10		576	541,474
Chrysler Finco Term (original cost $2,842,875; purchased 07/31/07, 11/28/07)(f)(g)	Ba-	6.80%	08/03/12		2,985	2,461,795
Community Health System (original cost $46,404; purchased 06/28/07)(f)(g)	Ba	4.00%	07/02/14		46	42,683
Community Health System (original cost $935,783; purchased 06/28/07, 12/04/07)(f)(g)	Ba	5.34%	07/02/14		923	848,671
CSC Holdings, Inc., Term B (original cost $1,973,447; purchased 05/04/06 - 07/12/07)(f)(g)	Ba	4.75%	02/24/13		1,965	1,833,874
Ferrovial Term Loan Class B, (United Kingdom)	Ba-	10.28%	04/07/11	GBP	683	1,094,313
Ford Motor Co., Term B (original cost $1,980,000; purchased 12/12/06)(f)(g)	Ba-	5.80%	11/29/13		1,975	1,614,254
Georgia Pacific Corp., Term Loan B (original cost $900,000; purchased 02/12/08)(f)(g)	Ba+	4.74%	12/20/12		1,000	925,192
HCA, Inc., Term B (original cost $1,488,750; purchased 11/14/06)(f)(g)	Ba-	4.95%	11/16/13		1,485	1,362,886
MGM Studios, Term B (original cost $1,927,814; purchased 11/13/06)(f)(g)	Ba-	5.95%	04/08/12		1,950	1,535,427
Nordic Telephone, Term B, 144A (Denmark) (original cost $642,182; purchased 05/04/06)(f)(g)	Ba+	6.05%	11/30/14	EUR	498	734,013
Nordic Telephone, Term C, 144A (Denmark) (original cost $901,037; purchased 05/04/06)(f)(g)	Ba+	6.30%	11/30/14	EUR	699	1,034,145
Nuveen Investments (original cost $495,000; purchased 11/02/07)(f)(g)	Ba-	5.70%	11/02/14		500	448,907
Roundy’s, Inc., Term B (original cost $1,981,135; purchased 05/04/06 - 03/28/07)(f)(g)	Ba-	5.69%	10/27/11		1,965	1,832,468
Sandridge Energy, Inc. (original cost $3,957,500; purchased 08/29/07 - 12/20/07)(f)(g)	B(d)	8.63%	04/01/15		4,000	3,940,000
Telesat Canada, Inc., Term B (original cost $398,000; purchased 10/31/07)(f)(g)	Caa+	8.37%	10/31/08		400	376,000
Telesat Canada, Inc., Term B (original cost $561,076; purchased 10/31/07)(f)(g)	B-(d)	9.00%	10/31/08		600	564,000
Thomson Learning, Term B (original cost $2,079,000; purchased 06/27/07)(f)(g)	B+	5.20%	06/27/14		1,858	1,593,687
Thomson Learning, Term B (original cost $234,307; purchased 01/24/08)(f)(g)	B+	5.20%	06/27/14		236	202,823
Travelport Synthetic (original cost $269,227; purchased 11/13/06)(f)(g)	Ba-	4.95%	08/01/13		268	232,774
Travelport Term Loan (original cost $1,339,905; purchased 11/13/06)(f)(g)	Ba-	4.95%	08/22/13		1,334	1,160,095
Tribune Co., Term B (original cost $1,460,278; purchased 05/17/07)(f)(g)	Ba	5.54%	05/30/14		1,468	974,399
Tribune Co., Term X (original cost $816,640; purchased 05/17/07, 10/09/07)(f)(g)	Ba	7.40%	05/30/09		817	727,708
Univision Communications, Inc., Term B (original cost $1,879,195; purchased 03/16/07 - 11/07/07)(f)(g)	Ba-	5.49%	09/15/14		1,879	1,476,449
Univision Communications, Inc., Term DD (original cost $53,691; purchased 10/19/07)(f)(g)	Ba-	4.95%	09/15/14		54	42,184
Univision Communications, Inc., Term DD (original cost $67,114; purchased 03/16/07)(f)(g)	Ba-	6.25%	09/15/14		67	52,730
UPC Broadband Holdings, Term M (Netherlands) (original cost $1,883,333; purchased 04/05/07)(f)(g)	Ba-	6.20%	12/31/14	EUR	1,883	2,542,192
VNU/NielseN Finance LLC, Term B (original cost $1,120,338; purchased 11/13/07)(f)(g)	B+(d)	5.35%	08/09/13		1,112	1,001,127

VNU/NielseN Finance LLC, Term B (original cost $1,866,156; purchased 11/13/06)(f)(g)	B+(d)	5.35%	08/09/13		1,851	1,666,189
Wind Acquisitions Finance, Term B, 144A (original cost $440,554; purchased 12/07/06 - 07/18/07)(f)(g)	B-(d)	11.20%	12/21/11		455	450,035

TOTAL BANK NOTES (cost $38,260,671)						34,659,920

CORPORATE BONDS — 73.5%

Advertising — 1.5%
R.H. Donnelley Corp., Sr. Unsec’d. Notes, 144A (original cost $4,097,500; purchased 09/19/07 - 09/28/07)(a)(f)(g)	B3	8.875%	10/15/17		4,050	2,531,250
R.H. Donnelley Corp., Sr. Notes(a)	B3	8.875%	01/15/16		3,800	2,403,500

						4,934,750

Airlines — 0.1%
United AirLines, Inc., Series 01-1, Pass-Through Certificates	Ba2	6.071%	03/01/13		243	244,266

Apparel — 0.1%
Quicksilver, Inc., Gtd. Notes	Ba3	6.875%	04/15/15		515	414,575

Automotive — 3.3%
Advanced Accessory Systems LLC, Sr. Notes	B3	10.75%	06/15/11		250	258,903
Allison Transmission, Gtd. Notes, 144A, PIK (original cost $425,000; purchased 10/12/07)(a)(f)(g)	Caa1	11.25%	11/01/15		425	357,000
Allison Transmission, Gtd. Notes, 144A (original cost $695,000; purchased 10/11/07 - 12/14/07)(a)(f)(g)	Caa1	11.00%	11/01/15		725	630,750
ArvinMeritor, Inc., Sr. Unsec’d. Notes	B2	8.125%	09/15/15		600	489,000
ArvinMeritor, Inc., Sr. Unsec’d. Notes(a)	B2	8.75%	03/01/12		1,800	1,647,000
Cooper-Standard Automotive, Inc., Gtd. Notes(a)	B3	7.00%	12/15/12		1,100	946,000
General Motors Corp., Sr. Unsec’d. Notes	Caa1	7.40%	09/01/25		570	381,900
General Motors Corp., Sr. Unsec’d. Notes(a)	Caa1	7.70%	04/15/16		2,170	1,584,100
General Motors Corp., Sr. Unsec’d. Notes(a)	Caa1	8.25%	07/15/23		605	423,500
Goodyear Tire & Rubber Co. (The), Sr. Unsec’d. Notes	Ba3	9.00%	07/01/15		288	304,561
Tenneco, Inc., Sr. Sec’d. Notes	Ba3	10.25%	07/15/13		322	341,320
Tenneco, Inc., Sr. Unsec’d. Notes, 144A (original cost $1,000,000; purchased 11/01/07)(f)(g)	B2	8.125%	11/15/15		1,100	1,091,750
TRW Automotive, Inc., Gtd. Notes, 144A (original cost $1,081,108; purchased 03/14/07 - 10/05/07)(a)(f)(g)	Ba3	7.25%	03/15/17		955	869,050
TRW Automotive, Inc., Gtd. Notes, 144A (original cost $1,681,125; purchased 03/21/07 - 07/05/07)(a)(f)(g)	Ba3	7.00%	03/15/14		1,725	1,591,312

						10,916,146

Building Materials — 0.3%
Grohe Holding GMBH, Sr. Sec’d. Notes (Germany)	B3	8.625%	10/01/14	EUR	850	1,040,006

Business Services — 0.9%
Buhrmann US, Inc., Gtd. Notes	B2	7.875%	03/01/15		1,575	1,472,625
NSG Holdings LLC / NSG Holdings, Inc., Sr. Sec’d. Notes, 144A (original cost $905,513; purchased 03/06/07 - 05/17/07)(f)(g)	Ba2	7.75%	12/15/25		900	873,000
Petroplus Finance Ltd., Gtd. Notes, 144A (Bermuda) (original cost $425,000; purchased 04/25/07)(f)(g)	B1	6.75%	05/01/14		425	387,812
Petroplus Finance Ltd., Gtd. Notes, 144A (Bermuda) (original cost $425,000; purchased 04/25/07)(f)(g)	B1	7.00%	05/01/17		425	379,313

						3,112,750

Cable — 4.5%
CanWest MediaWorks, Inc., Sr. Sub. Notes, 144A (Canada) (original cost $918,678; purchased 09/20/07 - 10/02/07)(a)(f)(g)	B2	9.25%	08/01/15		903	830,760
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes(a)	Caa1	8.75%	11/15/13		3,550	3,035,250
CSC Holdings, Inc., Sr. Unsec’d. Notes(a)	B1	6.75%	04/15/12		2,060	1,987,900
CSC Holdings, Inc., Sr. Unsec’d. Notes	B1	7.625%	07/15/18		2,050	1,870,625

Echostar DBS Corp., Gtd. Notes	Ba3	7.00%		10/01/13		500	471,250
Echostar DBS Corp., Gtd. Notes	Ba3	7.125%		02/01/16		3,760	3,506,200
UPC Holding BV, Sr. Notes (Netherlands)	B3	8.625%		01/15/14	EUR	1,000	1,426,801
UPC Holding BV, Sr. Unsec’d. Notes (Netherlands)	B3	7.75%		01/15/14	EUR	1,500	2,104,679

							15,233,465

Chemicals — 2.4%
Chemtura Corp., Gtd. Notes	Ba2	6.875%		06/01/16		900	801,000
Ineos Group Holdings PLC, Gtd. Notes, 144A (United Kingdom) (original cost $1,113,375; purchased 10/12/06 - 01/11/07)(a)(f)(g)	B3	8.50%		02/15/16		1,175	913,562
Ineos Group Holdings PLC, Gtd. Notes (United Kingdom)	B3	7.875%		02/15/16	EUR	750	858,449
KRATON Polymers LLC, Gtd. Notes(a)	Caa1	8.125%		01/15/14		1,800	1,494,000
Nalco Co., Sr. Sub. Notes(a)	B3	8.875%		11/15/13		2,125	2,183,437
Rockwood Specialties Group, Inc., Gtd. Notes	B3	7.625%		11/15/14	EUR	1,250	1,815,570

							8,066,018

Commercial Services — 1.0%
Aramark Corp., Sr. Unsec’d. Notes(a)	B3	8.50%		02/01/15		3,500	3,508,750

Computer Services & Software — 1.0%
First Data Corp., Gtd. Notes, 144A (original cost $4,002,532; purchased 10/19/07 - 12/19/07)(a)(f)(g)	B3	9.875%		09/24/15		4,250	3,495,625

Consumer Products
Sleepmaster LLC, Gtd. Notes(g)(i)	NR	11.00%		05/15/09		1,000	—

Containers & Packaging — 1.4%
Berry Plastics Holding Corp., Sec’d. Notes(a)	Caa1	8.875%		09/15/14		2,175	1,897,687
Crown Americas, Inc., Gtd. Notes	B1	7.75%		11/15/15		1,825	1,875,188
Jefferson Smurfit Corp. US, Unsec’d. Notes	B3	7.50%		06/01/13		300	258,000
Jefferson Smurfit Corp. US, Unsec’d. Notes	B3	8.25%		10/01/12		275	247,844
Russell-Stanley Holdings, Inc., Sr. Sub. Notes, 144A (original cost $1,381,334; purchased 03/01/02 - 05/31/05)(f)(g)(i)	NR	9.00%		11/30/08		356	—
Smurfit-Stone Container Enterprises, Inc., Sr. Unsec’d. Notes	B3	8.375%		07/01/12		350	316,750

							4,595,469

Diversified — 0.3%
Actuant Corp., Sr. Notes, 144A (original cost $1,095,677; purchased 06/06/07)(f)(g)	Ba2	6.875%		06/15/17		1,100	1,086,250

Diversified Financial Services — 5.7%
Chukchansi Economic Development Authority, Sr. Unsec’d. Notes, 144A (original cost $697,600; purchased 12/02/05 - 04/27/06)(f)(g)	B2	8.00%		11/15/13		672	604,800
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a)	B1	7.80%		06/01/12		6,220	5,130,716
General Motors Acceptance Corp. LLC, Sr. Unsec’d. Notes	B1	6.75%		12/01/14		50	35,385
General Motors Acceptance Corp. LLC, Sr. Unsec’d. Notes	B1	7.00%		02/01/12		3,875	2,946,856
General Motors Acceptance Corp. LLC, Sr. Unsec’d. Notes	B1	7.25%		03/02/11		2,125	1,673,151
Goldman Sachs Group, Inc. (The), Sub. Notes	A1	6.75%		10/01/37		600	558,200
LVB Acquisition Merger Sub, Inc., Gtd. Notes, 144A, PIK (original cost $1,145,219; purchased 10/10/07 - 10/15/07)(a)(f)(g)	B3	10.375%		10/15/17		1,125	1,167,188
LVB Acquisition Merger Sub, Inc., Gtd. Notes, 144A (original cost $1,985,469; purchased 09/21/07 - 10/19/07)(f)(g)	B3	10.00%		10/15/17		1,975	2,068,812
LVB Acquisition Merger Sub, Inc., Gtd. Notes, 144A (original cost $4,055,000; purchased 09/21/07 - 12/13/07)(f)(g)	Caa1	11.625%		10/15/17		4,100	4,100,000
SLM Corp., Sr. Unsec’d. Notes	Baa2	3.491	%(c)	07/26/10		350	275,631
SLM Corp., Sr. Unsec’d. Notes	Baa2	3.541	%(c)	07/25/08		575	565,146

							19,125,885

Diversified Manufacturing Operations — 0.3%
Bombardier, Inc., Sr. Unsec’d. Notes, 144A (Canada) (original cost $400,000; purchased 11/10/06)(f)(g)	Ba2	7.25%		11/15/16	EUR	400	631,376

Bombardier, Inc., Sr. Unsec’d. Notes, 144A (Canada) (original cost $410,000; purchased 02/20/08)(f)(g)	Ba2	8.00%		11/15/14		400	412,000

							1,043,376

Electric — 4.9%
AES Corp., Sr. Unsec’d. Notes(a)	B1	8.00%		10/15/17		1,715	1,736,437
Energy Future Holdings Corp., Gtd. Notes, 144A (original cost $4,599,213; purchased 11/07/07 - 03/11/08)(a)(f)(g)	B3	10.875%		11/01/17		4,625	4,671,250
NRG Energy, Inc., Gtd. Notes	B1	7.375%		02/01/16		6,800	6,664,000
NRG Energy, Inc., Gtd. Notes	B1	7.375%		01/15/17		600	583,500
PSE&G Energy Holdings LLC, Sr. Unsec’d. Notes	Ba3	8.50%		06/15/11		1,240	1,311,591
Tenaska Alabama Partners LP, Sr. Sec’d. Notes, 144A (original cost $1,504,237; purchased 03/31/06 - 05/03/07)(f)(g)	Ba2	7.00%		06/30/21		1,479	1,379,373

							16,346,151

Electronic Components — 1.1%
Celestica, Inc., Sr. Sub. Notes (Canada)(a)	B3	7.625%		07/01/13		400	378,000
Celestica, Inc., Sr. Sub. Notes (Canada)(a)	B3	7.875%		07/01/11		2,725	2,677,313
Communications & Power Industries, Inc., Gtd. Notes	B3	8.00%		02/01/12		750	735,000

							3,790,313

Entertainment & Leisure — 0.4%
Choctaw Resort Development Enterprise, Sr. Notes, 144A (original cost $1,244,400; purchased 03/29/06)(f)(g)	Ba2	7.25%		11/15/19		1,095	952,650
Universal City Development Partners, Sr. Unsec’d. Notes	B1	11.75%		04/01/10		500	513,750

							1,466,400

Environmental — 0.7%
Allied Waste North America, Inc., Sr. Sec’d. Notes(a)	B1	7.25%		03/15/15		2,320	2,317,100

Financial - Bank & Trust — 2.4%
Barclays Bank PLC, Sub. Notes, 144A (United Kingdom) (original cost $1,164,475; purchased 12/20/07)(f)(g)	A3	5.926	%(c)	09/29/49		1,250	1,071,994
Barclays Bank PLC, Sub. Notes, 144A (United Kingdom) (original cost $1,465,073; purchased 12/07/07)(f)(g)	A3	6.05	%(c)	12/04/17		1,475	1,438,675
Barclays Bank PLC, Jr. Sub. Notes, 144A (United Kingdom) (original cost $306,630; purchased 12/13/07)(f)(g)	A2	7.434	%(c)	09/29/49		300	271,225
Royal Bank of Scotland Group PLC, Jr. Sub. Notes (United Kingdom)	A3	7.64	%(c)	03/31/49		700	602,833
Santander Perpetual SA Unipersonal, Bank Gtd. Notes, 144A (Spain) (original cost $1,196,158; purchased 10/18/07 - 12/13/07)(f)(g)	Aa2	6.671	%(c)	10/29/49		1,200	1,081,393
Societe Generale, Jr. Sub. Notes (France)	A1	6.999	%(c)	12/29/49	EUR	500	738,897
UBS Capital Jersey Ltd., Bank Gtd. Notes (Switzerland)	Aa2	7.152	%(c)	12/29/49	EUR	1,950	2,731,466

							7,936,483

Financial Services — 0.9%
Bank of America Corp., Jr. Sub. Notes	Aa3	8.00	%(c)	12/29/49		600	600,720
Idearc, Inc., Gtd. Notes	B3	8.00%		11/15/16		1,000	647,500
TNK-BP Finance SA, Gtd. Notes, 144A (Luxembourg) (original cost $297,603; purchased 03/13/06)(f)(g)	Baa2	6.625%		03/20/17		300	259,500
TNK-BP Finance SA, Gtd. Notes (Luxembourg) (original cost $530,000; purchased 02/29/07)(f)(g)	Baa2	7.50%		07/18/16		500	477,580
TNK-BP Finance SA, Gtd. Notes, 144A (Luxembourg) (original cost $797,008; purchased 07/13/06)(f)(g)	Baa2	7.50%		07/18/16		800	743,000
Universal City Florida Holding Co. I/II, Sr. Notes	B3	7.989	%(c)	05/01/10		100	97,000
Washington Mutual Bank Henderson NV, Sub. Notes	Baa3	6.875%		06/15/11		250	210,000

							3,035,300

Food — 1.2%
Ingles Markets, Inc., Sr. Sub. Notes	B2	8.875%		12/01/11		1,700	1,717,000
Supervalu, Inc. Sr. Unsec’d. Notes	B1	7.50%		11/15/14		2,175	2,196,750

							3,913,750

Gaming — 1.6%
Codere Finance Luxembourg SA, Sr. Sec’d. Notes (Luxembourg)	B2	8.25%		06/15/15	EUR	1,000	1,278,793
MGM Mirage, Gtd. Notes	Ba2	7.50%		06/01/16		2,185	1,966,500

Mirage Resorts, Inc., Debs.	Ba2	7.25%		08/01/17		300	269,250
Station Casinos, Inc., Sr. Sub. Notes(a)	Caa1	6.875%		03/01/16		1,625	946,562
Station Casinos, Inc., Sr. Unsec’d. Notes(a)	B2	7.75%		08/15/16		1,265	1,018,325

							5,479,430

Healthcare & Pharmaceuticals — 4.0%
DaVita, Inc., Gtd. Notes(a)	B2	7.25%		03/15/15		1,460	1,423,500
Fresenius Medical Care Capital Trust, Gtd. Notes	B1	7.875%		06/15/11		1,280	1,328,000
HCA, Inc., Sr. Sec’d. Notes	B2	9.25%		11/15/16		6,645	6,894,187
HCA, Inc., Sr. Sec’d. Notes, PIK	B2	9.625%		11/15/16		2,825	2,930,938
HCA, Inc., Sr. Unsec’d. Notes	Caa1	6.75%		07/15/13		1,100	973,500

							13,550,125

Healthcare - Services — 1.2%
Community Health Systems, Inc., Gtd. Notes(a)	B3	8.875%		07/15/15		4,080	4,095,300

Insurance — 0.3%
American International Group, Inc., Sr. Unsec’d. Notes(a)	Aa2	5.85%		01/16/18		975	956,807

Machinery & Equipment — 0.5%
Chart Industries, Inc., Sr. Sub. Notes	B3	9.125%		10/15/15		1,700	1,666,000

Media & Entertainment — 1.3%
Lighthouse International Co. SA, Sr. Sec’d. Notes (Luxembourg)	B2	8.00%		04/30/14	EUR	1,850	2,278,145
Quebecor Media, Inc., Sr. Notes (Canada)	B2	7.75%		03/15/16		150	136,875
Quebecor Media, Inc., Sr. Unsec’d. Notes, 144A (Canada)	B2	7.75%		03/15/16		1,950	1,779,375

							4,194,395

Metals & Mining — 1.0%
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba2	8.25%		04/01/15		995	1,049,725
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba2	8.375%		04/01/17		1,800	1,910,250
Novelis, Inc., Gtd. Notes (Canada)	B3	7.25%		02/15/15		513	454,005

							3,413,980

Oil & Gas — 1.8%
Chesapeake Energy Corp., Gtd. Notes	BB(d)	2.50%		05/15/37		475	598,500
Chesapeake Energy Corp., Gtd. Notes(a)	Ba3	6.875%		01/15/16		395	391,050
Chesapeake Energy Corp., Gtd. Notes	Ba3	7.00%		08/15/14		1,100	1,102,750
Citic Resources Finance Ltd., Gtd. Notes, 144A (Bermuda) (original cost $249,315; purchased 05/14/07)(f)(g)	Ba2	6.75%		05/15/14		250	225,000
Enterprise Products Operating LP, Gtd. Notes	Ba1	8.375	%(c)	08/01/66		650	625,625
OPTI Canada, Inc., Sr. Sec’d. Notes (Canada)	B1	8.25%		12/15/14		950	940,500
Pride International, Inc., Sr. Unsec’d. Notes	BB(d)	3.25%		05/01/33		400	545,000
Tesoro Corp., Gtd. Notes	Ba1	6.50%		06/01/17		1,100	984,500
Williams Partners LP, Sr. Unsec’d. Notes	Ba2	7.25%		02/01/17		525	527,625

							5,940,550

Paper & Forest Products — 2.5%
Cascades, Inc., Gtd. Notes (Canada)	Ba3	7.25%		02/15/13		1,520	1,341,400
Georgia-Pacific Corp., Gtd. Notes, 144A (original cost $360,000; purchased 01/24/08)(f)(g)	Ba3	7.125%		01/15/17		375	346,875
Georgia-Pacific Corp., Debs.	B2	7.70%		06/15/15		1,075	1,010,500
Georgia-Pacific Corp., Sr. Unsec’d. Notes	B2	8.00%		01/15/24		1,650	1,452,000
Georgia-Pacific Corp., Gtd. Notes, 144A (original cost $905,000;purchased 06/04/07, 11/01/07)(f)(g)	Ba3	7.00%		01/15/15		825	773,437
Norampac, Inc., Gtd. Notes (Canada)	Ba3	6.75%		06/01/13		850	725,688
Smurfit Capital Funding PLC, Gtd. Notes (Ireland)	Ba2	7.50%		11/20/25		900	792,000
Smurfit Kappa Funding PLC, Sr. Sub. Notes (Ireland)	B2	7.75%		04/01/15		150	131,250
Verso Paper Holdings LLC, Sr. Sec’d. Notes(a)	B2	9.125%		08/01/14		2,015	1,944,475

							8,517,625

Pipelines & Other — 6.0%
AmeriGas Partners LP, Sr. Notes	B1	7.125%		05/20/16		2,675	2,621,500
Dynegy Holdings, Inc., Sr. Unsec’d. Notes	B2	7.125%		05/15/18		160	144,000
Dynegy Holdings, Inc., Sr. Unsec’d. Notes(a)	B2	7.50%		06/01/15		3,450	3,234,375
Dynegy Holdings, Inc., Sr. Unsec’d. Notes(a)	B2	8.375%		05/01/16		1,230	1,217,700

El Paso Corp., Sr. Unsec’d. Notes(a)	Ba3	7.00%		06/15/17		1,620	1,666,185
El Paso Corp., Sr. Unsec’d. Notes	Ba3	7.42%		02/15/37		500	487,585
El Paso Corp., Sr. Unsec’d. Notes	Ba3	7.80%		08/01/31		200	205,348
El Paso Corp., Sr. Unsec’d. Notes	Ba3	8.05%		10/15/30		300	313,345
El Paso Corp., Sr. Unsec’d. Notes	Ba3	9.625%		05/15/12		1,250	1,353,032
Kinder Morgan Finance Co. ULC, Gtd. Notes (Canada)(a)	Ba2	5.70%		01/05/16		2,020	1,913,950
Knight, Inc., Sr. Unsec’d. Notes	Ba2	5.15%		03/01/15		525	483,000
NGPL PipeCo. LLC, Sr. Notes, 144A (original cost $1,025,000; purchased 12/14/07)(f)(g)	Baa3	7.119%		12/15/17		1,025	1,060,301
Roseton/Danskammer, Pass-Through Certificates	Ba3	7.27%		11/08/10		365	365,173
SemGroup LP, Sr. Notes, 144A (original cost $4,601,750; purchased 04/28/06 - 01/18/07)(a)(f)(g)	B1	8.75%		11/15/15		4,550	4,163,250
Southern Natural Gas Co., Sr. Unsec’d. Notes	Baa3	8.00%		03/01/32		875	956,021

							20,184,765

Real Estate — 0.2%
Forest City Enterprises, Inc., Sr. Unsec’d. Notes	Ba3	6.50%		02/01/17		850	765,000

Real Estate Investment Trusts — 0.5%
Ventas Realty LP, Gtd. Notes	Ba1	6.75%		04/01/17		1,225	1,197,438
Ventas, Inc., Gtd. Notes, 144A (original cost $321,290; purchased 10/10/07- 10/19/07)(f)(g)	Ba1	3.875%		11/15/11		300	331,875

							1,529,313

Retail — 1.3%
Bon-Ton Department Stores, Inc., Gtd. Notes(a)	Caa1	10.25%		03/15/14		2,375	1,585,313
Ferrellgas Escrow LLC, Sr. Unsec’d. Notes	Ba3	6.75%		05/01/14		2,180	2,125,500
Ferrellgas Partners LP, Sr. Notes	B2	8.75%		06/15/12		25	25,406
Suburban Propane Partners LP, Sr. Notes	B1	6.875%		12/15/13		575	560,625

							4,296,844

Semiconductors — 2.1%
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes	B(d)	6.00%		05/01/15		850	534,438
Freescale Semiconductor, Inc., Gtd. Notes(a)	B2	8.875%		12/15/14		2,345	1,834,962
Freescale Semiconductor, Inc., Gtd. Notes, PIK	B2	9.125%		12/15/14		1,850	1,350,500
Sensata Technologies BV, Gtd. Notes (Netherlands)(a)	B3	8.00%		05/01/14		3,725	3,278,000

							6,997,900

Services Cyclical - Rental Equipment — 0.9%
Hertz Corp., Gtd. Notes(a)	B1	8.875%		01/01/14		3,065	2,904,088

Technology — 1.1%
Sanmina-SCI Corp., Sr. Sub. Notes(a)	B3	8.125%		03/01/16		1,250	1,106,250
Sungard Data Systems, Inc., Gtd. Notes(a)	Caa1	9.125%		08/15/13		2,652	2,678,520

							3,784,770

Telecommunications — 11.3%
Cincinnati Bell, Inc., Gtd. Notes	Ba3	7.00%		02/15/15		350	316,750
Cincinnati Bell, Inc., Gtd. Notes	Ba3	7.25%		07/15/13		675	663,188
Cincinnati Bell, Inc., Gtd. Notes(a)	B2	8.375%		01/15/14		350	328,125
Citizens Communications Co., Debs.	Ba2	7.00%		11/01/25		400	290,000
Citizens Communications Co., Sr. Unsec’d. Notes(a)	Ba2	7.125%		03/15/19		4,650	4,068,750
Hawaiian Telecom Communications, Inc., Gtd. Notes(a)	Caa2	9.75%		05/01/13		2,000	1,080,000
Intelsat Corp., Gtd. Notes	B3	9.00%		08/15/14		813	819,097
Intelsat Corp., Gtd. Notes	B3	9.00%		06/15/16		1,050	1,057,875
Intelsat Subsidiary Holding Co. Ltd., Gtd. Notes (Bermuda)	B3	8.25%		01/15/13		780	785,850
Intelsat Subsidiary Holding Co. Ltd., Gtd. Notes (Bermuda)	B3	8.625%		01/15/15		1,490	1,501,175
Nordic Telephone Co. Holdings, Sr. Sec’d. Notes, 144A (Denmark) (original cost $511,563; purchased 05/24/06)(f)(g)	B2	8.25%		05/01/16	EUR	500	742,015
Nordic Telephone Co. Holdings, Sr. Sec’d. Notes, 144A (Denmark) (original cost $3,479,125; purchased 04/26/06 - 05/21/07)(a)(f)(g)	B2	8.875%		05/01/16		3,400	3,298,000
Nortel Networks Corp. (Canada)	B3	2.125%		04/15/14		825	512,531
Nortel Networks Ltd. (Canada)	B3	6.96	%(c)	07/15/11		305	261,538
Nortel Networks Ltd. (Canada)	B3	10.125%		07/15/13		4,325	3,957,375
Qwest Capital Funding, Inc., Gtd. Notes	B1	6.875%		07/15/28		500	392,500
Qwest Communications International, Inc., Gtd. Notes	Ba3	7.50%		02/15/14		100	94,000

Qwest Communications International, Inc., Sr. Unsec’d. Notes	B1	3.50%		11/15/25		725	744,938
Qwest Corp., Debs.	Ba1	7.20%		11/10/26		925	779,312
Qwest Corp., Debs.	Ba1	7.50%		06/15/23		4,000	3,490,000
Qwest Corp., Notes	Ba1	8.875%		03/15/12		1,400	1,428,000
Rural Cellular Corp., Sr. Unsec’d. Notes	B3	9.875%		02/01/10		2,080	2,137,200
Time Warner Telecom Holdings, Inc., Gtd. Notes	B3	9.25%		02/15/14		1,720	1,737,200
West Corp., Gtd. Notes	Caa1	9.50%		10/15/14		1,700	1,521,500
West Corp., Gtd. Notes	Caa1	11.00%		10/15/16		600	507,000
Wind Acquisition Finance SA, Sec’d. Notes, 144A (Luxembourg) (original cost $4,101,975; purchased 11/22/05 - 01/25/06)(f)(g)	B2	10.75%		12/01/15		4,000	4,080,000
Wind Acquisition Finance SA, Sr. Sec’d. Notes (Luxembourg)	B2	9.75%		12/01/15	EUR	1,000	1,566,916

							38,160,835

Utilities — 1.5%
Reliant Energy, Inc., Gtd. Notes(a)	B2	6.75%		12/15/14		3,440	3,500,200
Reliant Energy, Inc., Sr. Notes(a)	B3	7.625%		06/15/14		1,150	1,141,375
Sierra Pacific Power Co., General Refinance Mortgage	Baa3	6.75%		07/01/37		500	479,490

							5,121,065

TOTAL CORPORATE BONDS (cost $267,610,453)							247,181,620

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%

Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A9	Aaa	6.00%		01/25/37		217	174,788
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 2A5	Aaa	4.733	% (c)	07/25/34		908	882,068

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $1,059,770)							1,056,856

CONVERTIBLE BONDS

Oil & Gas Exploration/Production
Chesapeake Energy Corp., Sr. Notes (cost $77,349)	Ba3	2.75%		11/15/35		75	101,937

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 11.8%

Federal National Mortgage Assoc.		5.50%		TBA		27,000	27,253,125
Federal National Mortgage Assoc.		6.00%		TBA		12,000	12,292,500

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $38,794,687)							39,545,625

	Shares

COMMON STOCKS

Chemicals
General Chemicals Industry Products	386	107,621

Containers & Packaging
Russell-Stanley Holdings, Inc., 144A (original cost $523,314; purchased 02/05/99 - 03/30/99)*(f)(g)	39,000	—

TOTAL COMMON STOCKS (cost $1,377,628)		107,621

PREFERRED STOCKS — 0.9%

Automobile Manufacturers — 0.1%
General Motors Corp., 5.25%, CVT	11,000	178,530

Business Services — 0.1%
Federal National Mortgage Assoc., 5.38%, CVT	1	67,125
Washington Mutual Capital Trust 2001, 5.38%, CVT	8,800	249,920

		317,045

Financial - Bank & Trust — 0.1%
UBS Preferred Funding Trust V, 6.24%	550,000	460,008

Financial Services — 0.1%
Citigroup, Inc., 6.50%, CVT	6,500	308,620

Metals & Mining — 0.2%
Freeport-McMoRan Copper & Gold, Inc., 6.75%, CVT	3,700	519,665

Oil & Gas Exploration/Production — 0.3%
Cheasepeake Energy Corp., 5.0%, CVT	8,700	1,137,635

Publishing
Ziff Davis Holdings, Inc., Series E, 10.00%*(g)	11	109

TOTAL PREFERRED STOCKS (cost $2,772,716)		2,921,612

	Units

RIGHTS *

Consumer Products - Household & Leisure
Sleepmaster Membership Interests, expiring 5/15/09 (cost $0)	1,055	—

WARRANTS*

Building Materials
Neenah Enterprises, Inc., expiring 01/16/08	16,097	24,145

Chemicals
General Chemical Industry Product, Inc., Series A, expiring 04/30/2011	223	—
General Chemical Industry Product, Inc., Series B, expiring 04/30/2011	165	—

		—

Containers & Packaging
Pliant Corp., expiring 06/01/2010 (original cost $0; purchased 03/20/06)(f)(g)	5	—

Paper
MDP Acquisitions PLC, expiring 10/01/2013, 144A (original cost $0; purchased 09/23/02)(f)(g)	900	53,248

Publishing
Advanstar Holdings Corp., expiring 10/15/2011, 144A (original cost $0; purchased 10/09/01)(f)(g)	1,100	99,000
Ziff Davis Holdings, Inc., expiring 08/12/2012(g)	19,800	198

		99,198

TOTAL WARRANTS (cost $1,003)		176,591

TOTAL LONG-TERM INVESTMENTS (cost $349,954,277)		325,751,782

SHORT-TERM INVESTMENTS — 39.9%

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#

COMMERCIAL PAPER(n) — 4.8%

Federal Home Loan Bank, Disc. Notes	A1+	1.50%	04/01/08	$9,300	9,300,000
UBS Finance (De) LLC	A1+	2.94%	06/05/08	6,900	6,865,794

TOTAL COMMERCIAL PAPER (cost $16,163,372)					16,165,794

Shares

AFFILIATED MONEY MARKET MUTUAL FUND — 21.9%

Dryden Core Investment Fund - Taxable Money Market Series (cost $73,725,863; includes $73,527,748 of cash collateral for securities on loan)(b)(w)	73,725,863	73,725,863

Principal
Amount
(000)#

REPURCHASE AGREEMENT — 7.8%

First Boston, 1.20%, dated 03/31/08, due 04/01/08, in the amount of $26,100,870 (cost $26,100,000; the value of collateral including interest was $26,624,465)(j)	$26,100	26,100,000

	Contracts/ Notional Amounts (000)#

OUTSTANDING OPTIONS PURCHASED * — 5.4%

Call Options — 5.4%
Interest Rate Swap Option,
expiring 09/22/2008 @ 4.75%	110,000	4,530,021
expiring 09/22/2008 @ 4.75%	90,000	3,706,381
expiring 12/31/2008 @ 4.72%	5,000	185,626
expiring 07/06/2009 @ 4.25%	45,200	1,080,683
expiring 07/06/2009 @ 4.25%	140,500	3,359,203
expiring 07/06/2009 @ 4.25%	152,500	3,646,111
expiring 09/08/2009 @ 4.75%	60,000	1,786,089

TOTAL OUTSTANDING OPTIONS PURCHASED (cost $5,325,153)		18,294,114

TOTAL SHORT-TERM INVESTMENTS (cost $121,314,388)	134,285,771

TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN—136.7% (cost $471,268,665)	460,037,553

	Contracts/ Notional Amounts (000)#

OUTSTANDING OPTIONS WRITTEN* — (4.2)%

Call Options — (4.2)%
Interest Rate Swap Option,
expiring 09/22/2008 @ 5.23%	30,000	(2,589,795)
expiring 09/22/2008 @ 5.23%	36,700	(3,168,183)
expiring 12/31/2008 @ 5.22%	1,700	(137,078)
expiring 07/06/2009 @ 4.90%	15,100	(886,990)
expiring 07/06/2009 @ 4.90%	46,800	(2,749,080)
expiring 07/06/2009 @ 4.90%	53,600	(3,148,520)
expiring 09/08/2009 @ 5.15%	20,000	(1,342,347)
Swap on 3 Month LIBOR,
expiring 09/20/2008 @ 1.50%	200	(3,070)
expiring 09/25/2008 @ 1.50%	800	(12,280)

		(14,037,343)

Put Options
Swap on 3 Month LIBOR,
expiring 09/25/2008 @ 1.50%	200	(3,830)
expiring 09/20/2008 @ 1.50%	800	(15,320)

		(19,150)

TOTAL OUTSTANDING OPTIONS WRITTEN (premium received $5,191,975)		(14,056,493)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN—132.5% (cost $466,076,690)(o)		445,981,060
Liabilities in excess of other assets(x) — (32.5)%		(109,537,871)

NET ASSETS — 100.0%		$336,443,189

The following abbreviations are used in portfolio descriptions:

144A

Security was pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CVT	Convertible Security

NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment-in-kind
TBA	To Be Announced
BRL	Brazilian Real
EUR	Euro
GBP	British Pound
INR	Indian Rupee
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
RUB	Russian Ruble

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The rating reflected is as of March 31, 2008. Rating of certain bonds may have changed subsequent to that date.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $70,769,546; cash collateral of $73,527,748 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(f)

Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $93,456,416. The aggregate value of $85,106,858 is approximately 25.3% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments and / or principal repayment, where applicable. Non-income producing security.

(j)	Repurchase agreement is collateralized by United States Treasuries or federal agency obligations

(n)	Rates shown are the effective yields at purchase date.

(o)

As of March 31, 2008, 5 securities representing $107,621 and 0.03% of the total net assets were fair valued in accordance with the policies adopted by the Board of Trustees. This amount was valued using Significant Unobservable Inputs (Level 3, as defined below).

(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on future contracts, forward foreign currency contracts, interest rate and credit default swaps as follows:

Future contracts open at March 31, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2008	Unrealized Depreciation

Long Positions:
32	U.S. 10 Year Treasury Notes	Jun 08	$3,809,000	$3,806,500	$(2,500	)(1)

(1) Cash of $835,000 has been segregated with the custodian to cover requirements for open futures contracts at March 31,2008.

Forward foreign currency exchange contracts outstanding at March 31, 2008:

Purchase Contracts		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)

Brazilian Real, Expiring 07/02/08	BRL	17,769	$9,568,740	$9,938,635	$369,895
Indian Rupee, Expiring 05/12/08	INR	160,674	4,000,000	3,989,746	(10,254)
Korean Won, Expiring 08/04/08	KRW	3,660,000	4,000,000	3,700,147	(299,853)
Malaysian Ringgit, Expiring 08/04/08	MYR	6,550	2,014,000	2,043,603	29,603
Mexican Peso, Expiring 07/10/08	MXN	44,750	4,000,000	4,151,834	151,834
Philippines Peso Expiring 08/22/08	PHP	82,423	2,014,000	1,947,069	(66,931)
Russian Ruble, Expiring 07/10/08	RUB	101,320	4,000,000	4,274,243	274,243

			$29,596,740	$30,045,277	$448,537

Sale Contracts		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)

Brazilian Real, Expiring 07/02/08	BRL	9,056	$4,931,000	$5,065,077	$(134,077)
British Pound, Expiring 04/17/08	GBP	4,073	8,106,342	8,078,422	27,920
Euros, Expiring 04/28/08	EUR	14,644	22,815,353	23,097,049	(281,696)
Mexican Peso, Expiring 07/10/08	MXN	44,750	4,038,701	4,151,834	(113,133)

			$39,891,396	$40,392,382	$(500,986)

Interest rate swap agreements outstanding at March 31, 2008:

Counterparty	Termination Date		Notional Amount#	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)

Morgan Stanley Capital Services, Inc.(1)	06/18/18		$7,400,000	5.00%	3 month LIBOR	$411,159
Morgan Stanley Capital Services, Inc.(1)	06/18/09		100,000	4.00%	3 month LIBOR	1,224
Morgan Stanley Capital Services, Inc.(1)	06/18/13		3,000,000	4.00%	3 month LIBOR	142,977
Morgan Stanley Capital Services, Inc.(2)	06/18/38		1,500,000	5.00%	3 month LIBOR	2,908
Barclays Bank PLC(1)	01/02/12	BRL	26,600,000	10.68%	Brazilian interbank lending rate	(888,473)
Goldman Sachs Capital Markets, L.P.(1)	01/02/12	BRL	3,300,000	10.15%	Brazilian interbank lending rate	(124,218)
Morgan Stanley Capital Services, Inc.(1)	01/02/12	BRL	36,600,000	10.12%	Brazilian interbank lending rate	(1,553,166)
Citigroup(1)	05/14/09	MXN	29,000,000	7.91%	28 day Mexican interbank rate	(12,459)
Morgan Stanley Capital Services, Inc.(1)	05/14/09	MXN	36,000,000	7.91%	28 day Mexican interbank rate	(15,466)

						$(2,035,514)

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

# Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at March 31, 2008:

Counterparty	Termination Date	Notional Amount#	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation (Depreciation)

Bank of America(1)	06/20/12	$200,000	2.30%	Aramark Corp., 8.50%, due 02/01/15	$(20,201)
Bank of America(1)	03/20/13	300,000	3.00%	Chesapeake Energy Corp., 6.875%, due 01/15/16	6,802
Merrill Lynch & Co.(1)	06/20/12	400,000	2.08%	CSC Holdings, Inc., 7.625%, due 07/15/18	(36,921)
Barclays Bank PLC(1)	09/20/11	2,000,000	3.87%	Ford Motor Credit Corp., 7.00%, due 10/01/13	(306,780)
Citigroup, Inc.(1)	12/20/12	700,000	2.25%	Forest Oil Corp., 7.75%, due 05/01/14	(17,396)
Barclays Bank PLC(1)	06/20/12	200,000	3.62%	Freescale Semiconductor, 8.875%, due 12/15/14	(39,054)
Deutsche Bank AG(1)	12/20/12	400,000	6.70%	General Motors, 7.125%, due 07/15/13	(52,235)
Lehman Brothers, Inc.(1)	03/20/13	1,000,000	5.00%	General Motors, 7.125%, due 07/15/13	(34,216)
Citigroup, Inc.(1)	06/20/12	3,000,000	7.28%	GMAC LLC, 6.875%, due 08/28/12	(429,309)
Merrill Lynch & Co.(1)	12/20/12	2,600,000	6.30%	GMAC LLC, 6.875%, due 08/28/12	(441,640)
Citigroup, Inc.(1)	03/20/13	200,000	5.00%	Nortel Networks Corp., 4.25%, due 09/01/08	1,160
Goldman Sachs Capital Markets, L.P.(1)	03/20/13	600,000	5.10%	Reliant Energy, Inc., 6.75%, due 12/15/14	15,296
Morgan Stanley Capital Services, Inc.(1)	06/20/08	200,000	0.25%	Russian Federation, 7.50%, due 03/31/30	5
Barclays Bank PLC(1)	06/20/12	200,000	2.60%	Sungard Data Systems, Inc., 9.125%, due 08/15/13	(16,366)

					$(1,370,855)

(1) Portfolio pays the counterparty par in the event that the underlying bond defaults and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives from the counterparty, par in the event that the underlying bond defaults.

# Notional Amount is shown in U.S. dollars unless otherwise stated.

Equity Index swap agreements outstanding at March 31, 2008:

Counterparty	Termination Date	Notional Amount#	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation (Depreciation)

Merrill Lynch & Co.(1)	04/23/08	4,000	29.94%	Sandridge Energy, Inc.	$—

					$—

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$76,409,925	$(2,500)
Level 2 - Other Significant Observable Inputs - Long	383,162,104	(3,458,818)
Level 2 - Other Significant Observable Inputs - Short	(14,056,493)	—
Level 3 - Significant Unobservable Inputs	465,524	—

Total	$445,981,060	$(3,461,318)

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities

Balance as of 12/31/07	$462,090
Accrued discounts/premiums	(342)
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	3,776
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 3/31/08	$465,524

AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 101.3%

AFFILIATED MUTUAL FUNDS — 94.0%
AST AllianceBernstein Growth & Income Portfolio	85,408	$1,737,195
AST Federated Aggressive Growth Portfolio	52,733	518,361
AST International Growth Portfolio*	83,698	1,370,969
AST International Value Portfolio	57,534	1,136,306
AST Large-Cap Value Portfolio*	105,060	1,782,876
AST Marsico Capital Growth Portfolio	176,929	3,577,508
AST Mid-Cap Value Portfolio	11,189	123,754
AST Money Market Portfolio	592,426	592,426
AST Neuberger Berman Mid- Cap Growth Portfolio*	10,610	201,167
AST PIMCO Total Return Bond Portfolio	274,830	3,407,892
AST Small-Cap Value Portfolio	37,883	503,084
AST T. Rowe Price Large-Cap Growth Portfolio	234,533	2,443,838
AST Western Asset Core Plus Bond Portfolio	83,278	856,095

TOTAL AFFILIATED MUTUAL FUNDS (cost $18,677,388)(w)		18,251,471

COMMON STOCKS — 7.3%

Exchange Traded Funds — 7.3%
Ishares COMEX Gold Trust*	4,305	390,334
iShares MSCI Emerging Markets Index Fund	820	110,192
Ishares S&P Latin America 40 Index	1,955	493,637
Ishares S&P Midcap 400 Index Fund	1,991	154,721
Materials Select Sector SPDR	6,836	275,901

TOTAL COMMON STOCKS (cost $1,465,144)		1,424,785

TOTAL INVESTMENTS — 101.3% (cost $20,142,532)		19,676,256
Liabilities in excess of other assets — (1.3)%		(249,478)

NET ASSETS — 100.0%		$19,426,778

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$19,676,256	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$19,676,256	—

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and March 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 102.4%

AFFILIATED MUTUAL FUNDS — 95.5%
AST AllianceBernstein Growth & Income Portfolio	89,171	$1,813,730
AST Federated Aggressive Growth Portfolio	66,533	654,017
AST International Growth Portfolio	65,442	1,071,947
AST International Value Portfolio	47,148	931,171
AST Large-Cap Value Portfolio	110,152	1,869,280
AST Marsico Capital Growth Portfolio	168,292	3,402,871
AST Mid-Cap Value Portfolio	11,816	130,681
AST Money Market Portfolio	1,338,866	1,338,866
AST Neuberger Berman Mid- Cap Growth Portfolio*	10,126	191,997
AST PIMCO Total Return Bond Portfolio	727,549	9,021,602
AST Small-Cap Value Portfolio	45,616	605,774
AST T. Rowe Price Large-Cap Growth Portfolio	223,529	2,329,173
AST Western Asset Core Plus Bond Portfolio	220,476	2,266,488

TOTAL AFFILIATED MUTUAL FUNDS (cost $25,992,468)(w)		25,627,597

COMMON STOCKS — 6.9%

Exchange Traded Funds
iShares Comex Gold Trust*	4,798	435,035
iShares MSCI Emerging Markets Index Fund	1,649	221,593
iShares S&P Latin America 40 Index Fund	2,199	555,247
iShares S&P Midcap 400 Index Fund	2,960	230,022
Materials Select Sector SPDR Index Fund	10,209	412,035

TOTAL COMMON STOCKS (cost $1,909,332)		1,853,932

TOTAL INVESTMENTS — 102.4% (cost $27,901,800)		27,481,529
Liabilities in excess of other assets — (2.4)%		(654,582)

NET ASSETS — 100.0%		$26,826,947

The following abbreviation is used in portfolio descriptions:

SPDR	Standard & Poor’s Depositary Receipts

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$27,481,529	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$27,481,529	—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and March 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

AST INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 94.6%

COMMON STOCKS

Australia — 4.8%
CSL Ltd.	303,389	$10,233,948
Macquarie Group Ltd.	357,900	17,276,645
QBE Insurance Group Ltd.	713,100	14,474,325
Toll Holdings Ltd.	1,204,500	11,029,958
Woolworths Ltd.	1,330,100	35,251,826
WorleyParsons Ltd.	557,900	17,065,200

		105,331,902

Austria — 0.4%
Raiffeisen International Bank Holding AG	72,208	9,843,844

Brazil — 4.5%
All America Latina Logistica SA	355,778	3,568,526
Bolsa de Mercadorias e Futuros - BM&F	160,400	1,445,218
Bovespa Holding SA	1,797,400	24,327,948
Companhia Vale do Rio Doce, ADR(a)	996,500	34,518,760
Gafisa SA	345,600	5,731,441
Petroleo Brasileiro SA, ADR(a)	211,965	21,643,746
Unibanco - Uniao de Bancos Brasileiros, GDR	76,443	8,916,312

		100,151,951

Canada — 4.7%
Brookfield Asset Management, Inc. (Class A Stock)	87,600	2,360,579
Potash Corp. of Saskatchewan, Inc.(a)	211,636	32,848,024
Research In Motion Ltd.*(a)	157,250	17,648,167
Rogers Communications, Inc. (Class B Stock)	863,486	31,058,408
Shoppers Drug Mart Corp.	413,600	20,928,817

		104,843,995

Chile — 0.4%
Centros Comerciales
Sudamericanos SA, ADR, 144A*	145,100	9,366,655

China — 0.2%
China Oilfield Services Ltd. (Class H Stock)	500,000	819,772
Shandong Weigao Group Medical Polymer Co. Ltd. (Class H Stock)	2,624,000	3,122,104

		3,941,876

Denmark — 2.4%
Novo Nordisk A/S (Class B Stock)	484,000	33,097,345
Vestas Wind Systems AS*	186,038	20,323,413

		53,420,758

Egypt — 0.7%
Egyptian Financial Group Hermes Holding	1,511,900	15,576,184

Finland — 0.9%
Nokia Oyj	603,500	19,093,699

France — 7.6%
Accor SA	91,434	6,677,724
Alstorm	46,977	10,184,370
Axa	607,123	22,035,897
Cie Generale de Geophysique- Veritas*	29,946	7,454,706
Eurazeo	91,570	11,709,904
Groupe Danone	106,768	9,547,275
Iliad SA	97,300	9,682,226
JC Decaux SA	293,739	8,634,881
PPR	48,208	7,142,800
Schneider Electric SA	218,800	28,311,596
Veolia Environnement	679,534	47,375,632

		168,757,011

Germany — 3.7%
Beiersdorf AG	271,600	22,850,230
Continental AG	244,042	24,885,418
Deutsche Boerse AG	91,900	14,803,298
GEA Group AG*	153,213	5,152,171
Q-Cells AG*	139,100	13,804,370

		81,495,487

Greece — 1.5%
Coca-Cola Hellenic Bottling Co. SA	399,200	18,592,065
National Bank of Greece SA	277,204	14,625,847

		33,217,912

Hong Kong — 3.3%
China Merchants Holdings International Co. Ltd.	694,000	3,294,932
China Mobile Ltd.	923,000	13,733,548
CNOOC Ltd.	5,557,100	8,211,425
Esprit Holdings Ltd.	2,431,700	29,182,962
Li & Fung Ltd.	3,532,600	13,095,220
Shangri-La Asia Ltd.	2,292,000	6,184,526

		73,702,613

India — 1.5%
Bharti Tele-Ventures Ltd.*	753,900	15,526,168
ICICI Bank Ltd., ADR	228,943	8,743,333
Larsen & Toubro Ltd.	116,800	8,838,459

		33,107,960

Indonesia — 0.4%
Bank Rakyat Indonesia	12,229,500	8,370,000

Ireland — 0.2%
Anglo Irish Bank Corp. PLC	271,613	3,631,303

Israel — 0.4%
Teva Pharmaceutical Industries Ltd., ADR(a)	209,950	9,697,590

Italy — 1.7%
Geox SpA	65,030	1,005,105
Saipem SpA	888,800	35,978,011

		36,983,116

Japan — 11.4%
Aeon Mall Co. Ltd.	349,700	9,700,246
Daikin Industries Ltd.	144,300	6,210,343
Daiwa Securities Group, Inc.	351,000	3,042,376
Fanuc Ltd.	233,500	22,206,862
Fujitsu Ltd.	507,000	3,316,252
Hitachi Construction Machinery Co. Ltd.	127,413	3,189,160

Jupiter Telecommunications Co. Ltd.*	14,157	13,236,681
K.K. DaVinci Advisors*	5,857	4,483,237
Komatsu Ltd.	962,700	26,704,108
Marubeni Corp.	1,545,000	11,252,709
Mitsubishi Corp.	493,900	14,715,921
Mitsui & Co. Ltd.	1,440,000	29,181,380
NGK Insulators Ltd.	1,061,300	18,781,432
Nintendo Co. Ltd.	107,700	55,535,514
Nippon Electric Glass Co. Ltd.	543,000	8,394,492
Sumitomo Realty & Development Co. Ltd.	170,000	2,996,489
Suruga Bank Ltd.	1,212,000	15,283,748
Yamada Denki Co. Ltd.	59,700	5,150,682

		253,381,632

Luxembourg — 0.5%
Millicom International Cellular SA*	110,000	10,400,500

Malaysia — 1.0%
Bumiputra-Commerce Holdings Bhd	3,442,000	10,707,488
Kuala Lumpur Kepong Bhd	2,115,300	10,713,728

		21,421,216

Mexico — 1.7%
America Movil SAB de CV (Class L Stock), ADR	450,882	28,716,675
Cemex SAB de CV, ADR*(a)	379,283	9,906,872

		38,623,547

Netherlands — 0.8%
Heineken NV	297,011	17,251,124

Russia — 1.3%
PIK Group, GDR, 144A*	431,000	10,559,500
Sberbank (Class S Stock)	2,267,100	7,096,023
Vimpel Communications, ADR(a)	352,000	10,521,280

		28,176,803

Singapore — 2.8%
Capitaland Ltd.	7,135,000	32,916,016
Keppel Corp. Ltd.	1,843,000	13,255,621
Wilmar International Ltd.*	5,141,900	15,614,910

		61,786,547

South Africa — 1.1%
MTN Group Ltd.	1,559,180	23,647,243

South Korea — 1.2%
NHN Corp.*	46,200	10,780,855
Samsung Electronics Co. Ltd.	26,550	16,701,823

		27,482,678

Spain — 1.3%
Industria de Diseno Textil SA	370,200	20,566,992
Telefonica SA	300,281	8,628,083

		29,195,075

Switzerland — 14.2%
ABB Ltd.	2,362,346	63,417,727
Actelion Ltd.*	318,126	17,346,212
Credit Suisse Group	436,300	22,208,201
EFG International	205,576	7,038,147
Geberit AG	46,500	6,929,816
Holcim Ltd.	207,229	21,764,157
Julius Baer Holding AG	168,163	12,395,057
Kuehne & Nagel International AG	150,400	15,046,058
Lonza Group AG	141,004	18,699,252
Nestle SA	108,334	54,134,274
Roche Holding AG	236,082	44,430,295
SGS Societe Generale	9,524	13,694,766
Xstrata PLC	252,600	17,681,549

		314,785,511

Taiwan — 0.9%
Hon Hai Precision Industry Co. Ltd.	3,336,909	19,112,303

United Arab Emirates — 0.3%
DP World Ltd.*	6,364,550	6,046,322

United Kingdom — 16.4%
Autonomy Corp. PLC*	167,600	3,055,165
BG Group PLC	2,023,401	46,863,456
British Sky Broadcasting Group PLC	3,673,669	40,573,894
Capita Group PLC	1,231,942	16,589,053
Carphone Warehouse Group	1,084,000	6,131,343
Johnson Matthey PLC	96,083	3,823,336
Man Group PLC	2,267,334	24,951,607
Reckitt Benckiser Group PLC	904,521	50,102,568
Rio Tinto PLC	60,464	6,279,558
Rolls Royce Group PLC*	3,167,123	25,330,950
Rolls-Royce Group PLC (Class B Stock)*	289,965,581	575,477
Rotork PLC	306,536	6,564,240
Tesco PLC	7,125,397	53,595,679
Tullow Oil PLC	1,072,300	14,056,287
Vedanta Resources PLC	502,600	20,907,171
Vodafone Group PLC	14,726,200	44,102,320

		363,502,104

United States — 0.4%
Las Vegas Sands Corp.*(a)	130,753	9,628,651

TOTAL LONG-TERM INVESTMENTS (cost $1,899,415,487)		2,094,975,112

SHORT-TERM INVESTMENT — 9.4%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $207,509,332; includes $67,071,621 of cash collateral for securities on loan)(b)(w)	207,509,332	207,509,332

TOTAL INVESTMENTS — 104.0% (cost $2,106,924,819)		2,302,484,444
Liabilities in excess of other assets — (4.0)%		(87,855,394)

NET ASSETS — 100.0%		$2,214,629,050

The following abbreviations are used in portfolio description:

144A

Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $65,587,825; cash collateral of $67,071,621 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$2,301,908,967	—
Level 2 - Other Significant Observable Inputs	575,477	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$2,302,484,444	—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and March 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2008 were as follows:

Telecommunications	11.2%
Affiliated Money Market Mutual Fund
(3.0% represents investments purchased with collateral from securities on loan)	9.4
Oil & Gas	7.9
Financial Services	4.9
Food	4.8
Financial - Bank & Trust	4.7
Pharmaceuticals	4.4
Electronic Components & Equipment	3.9
Retail & Merchandising	2.9
Entertainment & Leisure	2.9
Metals & Mining	2.6
Chemicals	2.5
Consumer Products & Services	2.3
Commercial Banks	2.3
Water	2.2
Conglomerates	2.0
Real Estate Investment Trust	1.9
Broadcasting	1.8
Building Materials	1.7
Construction	1.7
Diversified Operations	1.7
Machinery & Equipment	1.7
Insurance	1.6
Beverages	1.6
Utilities	1.5
Transportation	1.4
Building & Construction	1.2
Aerospace & Defense	1.1
Automotive Parts & Equipment	1.1
Commercial Services	1.1
Personal Products	1.0
Machinery	1.0
Oil, Gas and Consumable Fuels	1.0
Software	0.9
Industrial Products	0.9
Semiconductors	0.7
Real Estate	0.7
Agriculture	0.7
Telecommunications - Cellular	0.6
Media	0.6
Lodging	0.6
Internet Services	0.5
Farming & Agriculture	0.5
Computer Services & Software	0.4
Advertising	0.4
Banks	0.4
Retail	0.3
Building Products	0.3
Computer Hardware	0.2
Medical Supplies & Equipment	0.2
Apparel	0.1

104.0%
Liabilities in excess of other assets	(4.0)

100.0%

AST INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 97.5%

COMMON STOCKS

Australia — 1.8%
AWB Ltd.	700,100	$1,759,512
BlueScope Steel Ltd.	447,600	4,037,444
Commonwealth Bank of Australia	50,200	1,918,153
Foster’s Group Ltd.	388,000	1,815,520
Minara Resources Ltd.	329,300	1,826,753
OneSteel Ltd.	1	4
Pacific Brands Ltd.	838,600	1,548,123
Qantas Airways Ltd.	1,069,900	3,842,687
Telstra Corp. Ltd.	429,200	1,725,885
Zinifex Ltd.	223,500	2,038,484

		20,512,565

Austria — 0.2%
Voestalpine AG	35,200	2,445,178

Belgium — 0.3%
AGFA-Gevaert NV	142,500	1,113,615
Fortis	88,600	2,232,450

		3,346,065

Brazil — 0.9%
Empresa Brasileira de Aeronautica SA, ADR	261,500	10,331,865

Canada — 5.6%
Canadian National Railway Co.	291,500	14,134,108
Canadian Natural Resources Ltd.	193,800	13,267,403
Nexen, Inc.	28,800	854,643
Potash Corporation of Saskatchewan, Inc.	121,500	18,858,015
Rogers Communications, Inc. (Class B Stock)	518,200	18,638,944

		65,753,113

China — 3.4%
China Life Insurance Co. Ltd.	2,198,400	7,556,192
China Merchants Bank Co. Ltd.	2,549,500	8,828,487
China Petroleum & Chemical Corp.	12,566,307	10,753,613
Country Garden Holdings Co. Ltd.*	8,660,400	7,466,773
Soho China Ltd.*	8,004,700	5,389,505

		39,994,570

Denmark — 3.7%
Carlsberg A/S (Class B Stock)	100,200	12,812,974
Danske Bank SA	61,100	2,254,028
H. Lundbeck A/S	183,894	4,594,041
Novo Nordisk SA (Class B Stock)	348,900	23,858,809

		43,519,852

Finland — 3.8%
Fortum Oyj	497,490	20,271,573
Nokia Oyj	560,900	17,745,909
Pohjola Bank PLC	121,700	2,292,166
Rautaruukki Oyj	32,000	1,544,402
TietoEnator Oyj	128,700	3,177,828

		45,031,878

France — 11.5%
Air Liquide	136,974	20,883,123
AXA SA	613,000	22,249,207
BNP Paribas SA	45,100	4,549,090
Ciments Francais SA	5,600	932,199
Compagnie Generale des Establissements Michelin (Class B Stock)	20,800	2,171,257
Credit Agricole SA	65,700	2,032,996
France Telecom SA	578,648	19,458,490
Groupe Danone	219,000	19,583,145
LVMH Moet Hennessy Louis Vuitton SA	152,667	16,992,191
Natexis Banques Populaires	40,000	643,501
PSA Peugeot Citroen	48,100	3,729,324
Rallye SA	27,900	1,765,856
Renault SA	18,200	2,014,209
Sanofi-Aventis SA	93,100	6,984,594
Societe Generale*	13,900	1,337,530
THOMSON	133,700	928,751
Total SA	51,200	3,802,352
Valeo SA	44,000	1,744,968
Vivendi	77,000	3,008,715

		134,811,498

Germany — 6.3%
BASF AG	183,520	24,717,152
Daimler AG	51,500	4,402,717
Deutsche Bank AG	44,500	5,037,259
Deutsche Lufthansa AG	98,300	2,658,434
E.ON AG	103,200	19,104,896
Hannover Rueckversicherung AG	50,700	2,643,018
Heidelberger Druckmachinen AG	109,200	2,932,527
Muenchener Rueckversicherungs AG	31,600	6,180,212
ThyssenKrupp AG	115,400	6,602,510

		74,278,725

Greece — 1.8%
Alpha Bank A.E.	60,100	1,992,548
Mytilineos Holdings SA	62,155	753,620
National Bank of Greece SA	200,100	10,557,683
OPAP SA	232,763	8,297,609

		21,601,460

Hong Kong — 3.1%
Cathay Pacific Air	714,000	1,403,661
Chaoda Modern Agriculture Holdings Ltd.	844,425	959,148
China Mobile Ltd.	1,323,878	19,698,313
Citic Pacific Ltd.	483,500	2,050,137
Hong Kong Electric Holdings Ltd.	422,500	2,668,227
Hong Kong Exchanges and Clearing Ltd.	524,600	9,005,488
Orient Overseas International Ltd.	119,307	698,275

		36,483,249

Ireland — 0.3%
Allied Irish Banks PLC	94,900	2,022,623
Irish Life & Permanent PLC	97,900	1,913,456

		3,936,079

Israel — 2.0%
Teva Pharmaceutical Industries Ltd., ADR	495,500	22,887,145

Italy — 1.6%
Banche Popolari Unite Scrl	55,100	1,411,839
Banco Popolare Scarl*	87,100	1,442,476
Eni SpA	245,500	8,371,829
Finmeccanica SpA	61,500	2,091,394
Fondiaria-SAI SpA	47,400	1,963,619
Indesit Co. SpA	70,200	915,445
Intesa Sanpaolo SpA	394,500	2,780,888
Parmalat Finanziaria SpA, 144A*(g)	448,250	77,845

		19,055,335

Japan — 12.3%
Alpine Electronics, Inc.	57,400	632,275
Alps Electric Co. Ltd.	108,200	1,064,850
Asahi Kasei Corp.	528,000	2,754,414
Astellas Pharma, Inc.	35,000	1,355,337
Circle K Sunkus Co. Ltd.	117,700	1,999,058
Denki Kagaku Kogyo Kabushiki Kiasha	312,000	982,825
Fanuc Ltd.	160,900	15,302,287
Fuji Heavy Industries Ltd.	560,000	2,342,697
Hitachi Information Systems Ltd.	98,400	2,117,456
Honda Motor Co. Ltd.	140,200	4,001,495
Komatsu Ltd.	265,800	7,372,963
Kureha Corp.	346,000	2,159,029
Marubeni Corp.	290,000	2,112,159
Matsushita Electric Industrial Co. Ltd.	183,000	3,965,490
Mitsubishi Chemical Holdings Corp.	314,000	2,075,903
Mitsubishi Corp.	113,600	3,430,337
Mitsui & Co. Ltd.	222,000	4,498,796
Mitsui Chemicals, Inc.	217,000	1,436,798
NEC Corp.	490,000	1,867,978
Nifco	72,900	1,678,426
Nintendo Co. Ltd.	35,988	18,557,215
Nippon Oil Corp.	277,900	1,734,087
Nippon Shokubai Co. Ltd	273,000	1,810,323
Nippon Telegraph and Telephone Corp.	1,000	4,313,804
Nipro Corp.	94,800	1,652,913
Nissan Motor Co. Ltd.	696,700	5,759,238
NTT Docomo, Inc.	3,409	5,164,115
Ricoh Co. Ltd.	218,000	3,582,303
Sanwa Holdings Corp.	437,000	1,898,284
Seiko Epson Corp.	20,700	557,579
SMK Corp.	98,000	516,152
Sumitomo Corp.	215,300	2,835,964
Sumitomo Trust & Banking Co. Ltd.	505,000	3,475,421
Tokai Tokyo Securities Co. Ltd.	285,000	943,519
Toyota Motor Corp.	325,300	16,219,312
Uniden Corp.	106,000	649,739
Yamada Denki Co. Ltd.	109,506	9,447,749
Yokohama Rubber Co. Ltd.	315,200	1,508,331

		143,776,621

Liechtenstein — 0.1%
Verwaltungs und Privat Bank AG	4,600	1,015,789

Mexico — 2.5%
America Movil SAB de CV (Series L Stock), ADR	245,900	15,661,371
Wal-Mart de Mexico SA de CV	3,149,200	13,280,035

		28,941,406

Netherlands — 3.6%
Aegon NV	155,700	2,290,971
CSM NV	65,700	2,243,556
ING Groep NV	195,500	7,321,103
KLM - Koninklijke Luchtvaart Mij NV, 144A*(g)	24,790	425,423
Koninklijke KPN NV	83,500	1,410,540
Oce NV	126,300	2,149,499
Royal Dutch Shell PLC (Class B Stock)	383,700	12,915,141
Schlumberger Ltd.	161,100	14,015,700

		42,771,933

New Zealand — 0.2%
Air New Zealand Ltd.	1,857,800	1,884,179

Norway — 0.4%
Norsk Hydro ASA	91,500	1,333,235
StatoilHydro ASA	99,400	2,978,672

		4,311,907

Russia — 2.1%
Gazprom OAO, ADR	299,200	15,259,200
Sberbank	2,929,500	9,169,335

		24,428,535

Singapore — 0.4%
MobileOne Ltd.	459,090	707,088
Neptune Orient Lines Ltd.	187,000	441,534
Singapore Airlines Ltd.	316,000	3,581,387

		4,730,009

South Korea — 1.0%
Shinhan Financial Group Co. Ltd.	226,630	11,968,243

Spain — 3.4%
Banco Bilbao Vizcaya Argentaria SA	219,000	4,823,179
Banco Santander Central Hispano SA	528,600	10,531,776
Repsol YPF SA	152,100	5,249,216
Telefonica SA	669,200	19,228,367

		39,832,538

Sweden — 0.6%
Electrolux AB (Class B Stock)	157,100	2,577,859
Nordea Bank AB	150,800	2,444,026
Volvo AB (Class B Stock)	132,500	2,006,951

		7,028,836

Switzerland — 11.2%
Baloise Holding Ltd.	23,600	2,345,504
Ciba Holding AG	12,200	444,954
Credit Suisse Group	103,900	5,288,637
Georg Fischer AG*	3,900	1,931,150
Givaudan SA	7,609	7,527,784
Logitech International SA*	135,186	3,422,189
Nestle SA	45,450	22,711,270
Novartis AG	299,333	15,341,909
Rieter Holdings AG	5,000	1,913,201
Roche Holding AG	125,037	23,531,785

Swiss Re	227,500	19,872,747
Swisscom AG	13,500	4,625,289
UBS AG	546,513	15,881,951
Zurich Financial Services AG	18,500	5,826,075

		130,664,445

United Kingdom — 13.4%
Alliance & Leicester PLC	127,100	1,307,904
Amdocs Ltd.*	402,100	11,403,556
Arm Holdings PLC	3,126,400	5,460,202
AstraZeneca PLC	173,900	6,502,225
Aviva PLC	91,300	1,118,895
Barclays PLC	376,300	3,383,093
Beazley Group PLC	619,500	1,961,027
BP PLC	984,000	9,998,770
Bradford & Bingley PLC	361,600	1,340,203
Brit Insurance Holdings PLC	459,500	2,209,178
BT Group PLC	1,151,200	4,963,546
Carnival PLC	351,995	13,978,645
Dairy Crest Group PLC	218,184	2,030,847
Davis Service Group PLC	86,600	849,036
Drax Group PLC	152,700	1,630,432
DS Smith PLC	528,500	1,641,500
DSG International PLC	494,200	622,813
GKN PLC	575,300	3,473,813
GlaxoSmithKline PLC	104,300	2,206,597
HBOS PLC	445,900	4,955,723
Legal & General Group PLC	981,300	2,461,673
Lloyds TSB Group PLC	414,300	3,708,284
Marks & Spencer Group PLC	948,700	7,291,247
Marston’s PLC	515,200	2,101,209
Next PLC	330,165	7,463,392
Old Mutual PLC	728,200	1,596,962
Premier Foods PLC	397,300	885,088
Reckitt Benckiser Group PLC	247,202	13,692,833
Royal & Sun Alliance Insurance Group PLC	806,900	2,061,008
Royal Bank of Scotland Group PLC	517,500	3,463,728
SABMiller PLC	353,178	7,738,276
Tate & Lyle PLC	206,100	2,208,784
Taylor Woodrow PLC	187,700	698,469
Tomkins PLC	360,200	1,277,825
TT Electronics PLC	87,300	168,494
Vodafone Group PLC	1,278,900	3,830,075
Vodafone Group PLC, ADR	513,300	15,147,483

		156,832,835

TOTAL LONG-TERM INVESTMENTS (cost $1,128,704,877)		1,142,175,853

SHORT-TERM INVESTMENT — 2.6%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $31,103,458)(w)	31,103,458	31,103,458

TOTAL INVESTMENTS(o) — 100.1% (cost $1,159,808,335)		1,173,279,311
Liabilities in excess of other assets(x) — (0.1)%		(1,411,501)

NET ASSETS — 100.0%		$1,171,867,810

The following abbreviations are used in the portfolio descriptions:

144A

Security was pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

CHF	Swiss Franc

EUR	Euro

MXN	Mexican Peso

*	Non-income producing security.

(g)	Indicates a security that has been deemed illiquid.

(o)

As of March 31, 2008, 1 security representing $425,423 and 0.04% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees. This amount was valued using Significant Unobservable Inputs (Level 3, as defined below).

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund - Taxable Money Market Series.

(x)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on forward foreign currency exchange contracts as follows:

Forward foreign currency exchange contracts outstanding at March 31, 2008:

Purchase Contracts		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation

Mexican Peso,
Expiring 06/06/08	MXN	113,200	$10,262,193	$10,544,742	$282,549

Sale Contracts		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Depreciation

Euro
Expiring 06/24/08	EUR	37,825	$54,271,314	$59,481,922	$(5,210,608)
Mexican Peso,
Expiring 06/06/08	MXN	385,200	34,759,068	35,881,931	(1,122,863)
Swiss Franc
Expiring 06/24/08	CHF	19,345	16,765,271	19,344,689	(2,579,418)

			$105,795,653	$114,708,542	$(8,912,889)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$1,172,776,043	—
Level 2 - Other Significant Observable Inputs	—	$(8,630,340)
Level 3 - Significant Unobservable Inputs	503,268	—

Total	$1,173,279,311	$(8,630,340)

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities

Balance as of 12/31/07	$466,065
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	37,203
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 3/31/08	$503,268

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2008 were as follows:

Telecommunications	11.0%
Pharmaceuticals	8.3
Financial - Bank & Trust	7.4
Insurance	7.0
Chemicals	6.9
Food	4.1
Oil, Gas And Consumable Fuels	3.7
Automobile Manufacturers	3.7
Oil & Gas	3.6
Entertainment & Leisure	3.5
Diversified Financial Services	3.0
Consumer Products & Services	2.7
Affiliated Money Market Mutual Fund	2.6
Retail & Merchandising	2.1
Utilities	1.9
Electronic Components & Equipment	1.9
Beverages	1.8
Electric - Integrated	1.7
Telecommunications - Cellular	1.7
Financial Services	1.5
Communication Equipment	1.5
Exploration & Production	1.3
Transportation	1.3
Commercial Banks	1.2
Airlines	1.1
Real Estate Investment Trust	1.1
Aerospace	1.1
Machinery & Equipment	1.0
Diversified Operations	0.9
Medical Products	0.8
Metals & Mining	0.7
Steel Producers/Products	0.7
Conglomerates	0.7
Clothing & Apparel	0.6
Retail	0.6
Office Equipment	0.5

Semiconductors	0.5
Manufacturing	0.4
Household Durables	0.3
Computer Hardware	0.3
Financial - Brokerage	0.3
Computer Services & Software	0.3
Machinery	0.3
Mining	0.3
Agriculture	0.3
Trading Companies & Distributors	0.2
Diversified Manufacturing	0.2
Computer Services	0.2
Food Products	0.2
Building Products	0.2
Building & Construction	0.2
Auto Components	0.1
Automotive Parts	0.1
Containers & Packaging	0.1
Rubber & Tire	0.1
Medical Supplies & Equipment	0.1
Miscellaneous Manufacturing	0.1
Steel Producers	0.1

100.1%
Liabilities in excess of other assets	(0.1)

100.0%

AST INVESTMENT GRADE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)	Value

LONG-TERM INVESTMENTS — 54.1%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 17.1%
Federal Home Loan Bank
3.375%	02/27/13	$920	$923,351
Federal National Mortgage Association
5.375%	06/12/17	70	76,879

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $995,454)			1,000,230

U.S. TREASURY OBLIGATIONS — 37.0%
U.S. Treasury Bonds
7.25%	05/15/16	50	64,265
8.875%	08/15/17(b)	820	1,168,115

			1,232,380

U.S. Treasury Notes
4.50%	04/30/12	60	65,189
4.75%	08/15/17	500	553,203
4.875%	06/30/12	280	308,547

			926,939

TOTAL U.S. TREASURY OBLIGATIONS (cost $2,139,301)			2,159,319

TOTAL LONG-TERM INVESTMENTS (cost $3,134,755)			3,159,549

	Shares

SHORT-TERM INVESTMENT — 45.2%
AFFILIATED MONEY MARKET MUTUAL FUND

Dryden Core Investment Fund - Taxable Money Market Series (cost $2,639,305)(a)	2,639,305	2,639,305

TOTAL INVESTMENTS — 99.3% (cost $5,774,060)		5,798,854

Other assets in excess of liabilities(c)— 0.7%		38,462

NET ASSETS — 100.0%		$5,837,316

(a)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund — Taxable Money Market Series.

(b)	Security segregated as collateral for futures contracts.

(c)	Other assets in excess of liabilities includes net unrealized appreciation (depreciation) on futures contracts and interest rate swap agreements as follows:

Open future contracts outstanding at March 31, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2008	Unrealized Appreciation (Depreciation)

Long Position:
22	10 Year U.S. Treasury Notes	June 08	$2,521,517	$2,616,969	$95,452

Short Position:
35	5 Year U.S. Treasury Notes	June 08	3,945,528	3,998,203	(52, 675)

					$42,777

Interest rate swap agreement outstanding at March 31, 2008:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation

Merrill Lynch Capital Services, Inc.(1)	01/30/2013	$3,350	3.475%	3 month LIBOR	$28,817

(1)	Portfolio pays the floating rate and receives the fixed rate.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$2,639,305	$42,777
Level 2 - Other Significant Observable Inputs	3,159,549	28,817
Level 3 - Significant Unobservable Inputs	—	—

Total	$5,798,854	$71,594

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of January 23, 2008 (Portfolio inception) and March 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 98.0%
COMMON STOCKS
Australia — 2.1%
BHP Billiton Ltd.	192,360	$6,295,329
Rio Tinto Ltd.	11,620	1,300,893

		7,596,222

Belgium — 1.9%
Dexia SA	108,200	3,083,327
Fortis Bank	144,000	3,623,814

		6,707,141

Brazil — 2.6%
Companhia Vale Do Rio Doce, ADR(a)	140,079	4,852,337
Petroleo Brasileiro SA, ADR	44,512	4,545,120

		9,397,457

Egypt — 0.3%
Orascom Construction Industries	6,334	955,334

Finland — 1.8%
Nokia Oyj	197,717	6,255,425

France — 13.4%
Accor SA	49,200	3,593,237
AXA SA	170,955	6,204,915
BNP Paribas	56,090	5,657,615
Compagnie de Saint-Gobain	37,300	3,041,545
Imerys SA	31,852	2,921,145
Lafarge SA	34,100	5,930,528
Pernod Ricard SA	41,800	4,300,040
Sanofi-Aventis SA	42,500	3,188,456
Total SA	173,637	12,895,099

		47,732,580

Germany — 7.5%
Bayer AG	28,510	2,284,725
Deutsche Post AG	91,500	2,795,227
E.ON AG	39,265	7,268,932
Linde AG	20,509	2,897,571
SAP AG	77,820	3,867,595
Siemens AG	49,650	5,381,147
Symrise AG*	88,142	2,276,572

		26,771,769

Greece — 0.8%
Piraeus Bank	90,462	2,782,084

Hong Kong — 1.4%
Esprit Holdings Ltd.	244,100	2,929,457
Hang Lung Properties Ltd.	548,000	1,939,879

		4,869,336

Italy — 4.7%
ENI SpA	287,387	9,800,223
Intesa Sanpaolo SpA	491,100	3,461,836
UniCredito Italiano SpA	509,197	3,408,527

		16,670,586

Japan — 18.0%
Astellas Pharmaceutical Co. Ltd.	85,600	3,314,767
Canon, Inc.	81,250	3,741,347
Daikin Industries Ltd.	33,300	1,433,156
East Japan Railway Co. Ltd.	257	2,137,370
Honda Motor Co. Ltd.	163,000	4,652,237
Japan Tobacco, Inc.	651	3,258,919
Komatsu Ltd.	48,800	1,353,652
Mitsubishi Corp.	225,300	6,803,301
Mitsubishi Tokyo Financial Group, Inc.	378,200	3,262,962
Mitsui Fudosan Co. Ltd.	196,000	3,891,292
Mizuho Financial Group, Inc.	365	1,336,527
Murata Manufacturing Co. Ltd.	44,500	2,209,821
Nidec Corp.	52,300	3,216,282
Nissan Motor Co. Ltd.	356,000	2,942,857
Nitto Denko Corp.	42,700	1,803,441
Nomura Holdings, Inc.	103,300	1,544,111
Shin-Etsu Chemical Co. Ltd.	69,800	3,606,240
SMC Corp.	21,000	2,214,185
Sony Corp.	109,100	4,345,175
Sumitomo Corp.	280,900	3,700,057
Sumitomo Mitsui Financial Group, Inc.	511	3,362,921

		64,130,620

Korea — 0.7%
Samsung Electronics Co. Ltd., GDR(a)	8,100	2,547,736

Mexico — 1.0%
America Movil SAB de CV (Series L Stock), ADR	19,480	1,240,681
Fomento Economico Mexicano SA de CV, ADR(a)	54,110	2,260,716

		3,501,397

Netherlands — 4.2%
ING Groep NV	146,190	5,474,538
Koninklijke Philips Electronics NV	91,600	3,503,999
Reed Elsevier NV	179,274	3,419,002
Wolters Kluwer NV	101,446	2,685,858

		15,083,397

Norway — 0.6%
Norsk Hydro ASA	140,600	2,048,665

Spain — 3.4%
Banco Bilbao Vizcaya
Argentaria SA	158,607	3,493,105
Inditex SA	55,500	3,083,382
Telefonica SA	187,870	5,398,137

		11,974,624

Switzerland — 10.8%
ABB Ltd.	165,897	4,453,543
Adecco SA	55,638	3,213,009
Holcim Ltd.	41,877	4,398,118
Nestle SA	19,521	9,754,603
Novartis AG	102,182	5,237,201
Roche Holding AG	35,476	6,676,532
Zurich Financial Services AG	15,245	4,801,001

		38,534,007

Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	262,900	2,699,983

United Kingdom — 22.0%
Barclays PLC	536,450	4,822,908
BG Group PLC	261,362	6,053,336
British Land Co. PLC	137,800	2,509,209
Burberry Group PLC	383,366	3,427,598
Centrica PLC	277,120	1,640,325
GlaxoSmithKline PLC	226,100	4,783,428
HSBC Holdings PLC	647,900	10,556,009
ICAP PLC	285,279	3,221,540
Kingfisher PLC	798,568	2,092,027
Man Group PLC	256,975	2,827,959
Rio Tinto PLC	12,461	1,294,151
Smith & Nephew PLC	251,532	3,327,169
Standard Chartered PLC	207,624	7,095,650
Tesco PLC	819,523	6,164,273
Vodafone Group PLC	2,724,550	8,159,537
WM Morrison Supermarkets PLC	579,700	3,155,233
Wolseley PLC	250,600	2,635,958
WPP GROUP PLC	379,632	4,528,129

		78,294,439

TOTAL LONG-TERM INVESTMENTS (cost $284,404,053)		348,552,802

SHORT-TERM INVESTMENT — 3.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $12,194,566; includes $8,348,483 of cash collateral for securities on loan)(b)(w)	12,194,566	12,194,566

TOTAL INVESTMENTS — 101.4% (cost $296,598,619)		360,747,368
Liabilities in excess of other assets — (1.4)%		(5,095,431)

NET ASSETS — 100.0%		$355,651,937

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $8,123,753; cash collateral of $8,348,483. (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$360,747,368	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$360,747,368	—

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and March 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2008 were as follows:

Commercial Banks	12.9%
Oil, Gas And Consumable Fuels	9.9
Pharmaceuticals	6.5
Telecommunications	4.2
Metals & Mining	3.8
Construction Materials	3.7
Trading Companies & Distributors	3.7
Affiliated Money Market Mutual Fund (2.3% represents investments purchased with collateral from securities on loan)	3.4
Insurance	3.0
Media	3.0
Diversified Financial Services	2.9
Food Products	2.7
Food & Staples Retailing	2.6
Chemicals	2.1
Automobiles	2.1
Utilities	2.1
Financial - Bank & Trust	2.0
Beverages	1.8
Communication Equipment	1.8
Electronic Equipment & Instruments	1.5
Industrial Conglomerates	1.5
Financial Services	1.4
Specialty Retail	1.4
Building Products	1.3
Oil & Gas	1.3
Electronic Components & Equipment	1.2
Real Estate Management & Development	1.1
Software	1.1
Office Electronics	1.1
Lodging	1.0
Household Durables	1.0
Clothing & Apparel	1.0
Healthcare Equipment & Supplies	0.9
Tobacco	0.9
Diversified Operations	0.9
Commercial Services & Supplies	0.9
Retail & Merchandising	0.9
Construction And Engineering	0.8
Air Freight & Logistics	0.8
Semiconductors	0.8
Semiconductor And Semiconductor Equipment	0.7
Real Estate Investment Trust	0.7
Machinery	0.6
Railroads	0.6
Real Estate	0.6
Multi-utilities	0.5
Machinery & Equipment	0.4
Construction	0.3

101.4%
Liabilities in excess of other assets	(1.4)

100.0%

AST LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 97.5%
COMMON STOCKS
Aerospace & Defense — 2.3%
Boeing Co. (The)	5,600	$416,472
General Dynamics Corp.	2,900	241,773
Goodrich Corp.	19,500	1,121,445
Northrop Grumman Corp.(a)	266,800	20,759,708
United Technologies Corp.	309,000	21,265,380

		43,804,778

Agriculture — 0.5%
UST, Inc.(a)	168,210	9,170,809

Auto Components — 0.4%
Johnson Controls, Inc.	243,700	8,237,060

Automotive Parts — 0.2%
Advance Auto Parts, Inc.	51,900	1,767,195
PACCAR, Inc.(a)	31,800	1,431,000

		3,198,195

Beverages — 0.3%
Coca-Cola Co. (The)	85,900	5,228,733
Pepsi Bottling Group, Inc.	7,400	250,934

		5,479,667

Biotechnology — 0.6%
Amgen, Inc.*	158,000	6,601,240
Biogen Idec, Inc.*	12,700	783,463
Celgene Corp.*(a)	32,800	2,010,312
Gilead Sciences, Inc.*	29,800	1,535,594

		10,930,609

Chemicals — 2.0%
Dow Chemical Co.	257,600	9,492,560
DuPont (E.I.) de Nemours & Co.(a)	106,100	4,961,236
Eastman Chemical Co.	191,900	11,984,155
PPG Industries, Inc.(a)	48,800	2,952,888
Rohm & Haas Co.(a)	179,100	9,685,728

		39,076,567

Clothing & Apparel — 0.4%
Limited Brands, Inc.(a)	238,600	4,080,060
Polo Ralph Lauren Corp.	5,800	338,082
VF Corp.	41,100	3,185,661

		7,603,803

Commercial Banks — 7.4%
Bank of America Corp.	1,830,361	69,388,986
Bank of New York Mellon Corp. (The)	15,400	642,642
BB&T Corp.(a)	27,500	881,650
Colonial BancGroup, Inc. (The)(a)	135,700	1,306,791
Huntington Bancshares, Inc.(a)	414,000	4,450,500
KeyCorp(a)	662,378	14,539,197
Marshall & Ilsley Corp.	36,600	849,120
National City Corp.(a)	131,700	1,310,415
Regions Financial Corp.(a)	71,200	1,406,200
State Street Corp.	12,000	948,000
TCF Financial Corp.(a)	173,500	3,109,120
U.S. Bancorp	758,800	24,554,768
Wells Fargo & Co.	461,800	13,438,380
Zions Bancorp(a)	95,900	4,368,245

		141,194,014

Commercial Services — 0.1%
Paychex, Inc.(a)	70,000	2,398,200

Computer Services & Software — 0.1%
Hewlett-Packard Co.	55,500	2,534,130

Computers — 1.2%
Electronic Data Systems Corp.	1,160,350	19,319,827
International Business Machines Corp.	27,800	3,200,892
SanDisk Corp.*	15,200	343,064
Seagate Technology (Cayman Islands)(a)	6,500	136,110
Sun Microsystems, Inc.*	30,300	470,559

		23,470,452

Consumer Products & Services — 0.7%
Kimberly-Clark Corp.	32,300	2,084,965
Procter & Gamble Co.	169,300	11,862,851

		13,947,816

Diversified Financial Services — 7.9%
Capital One Financial Corp.(a)	196,300	9,661,886
CIT Group, Inc.(a)	350,200	4,149,870
Citigroup, Inc.	1,756,300	37,619,946
Fannie Mae(a)	813,800	21,419,216
Freddie Mac(a)	1,236,100	31,298,052
Goldman Sachs Group, Inc. (The)	45,000	7,442,550
JPMorgan Chase & Co.	310,800	13,348,860
Lehman Brothers Holdings, Inc.(a)	123,500	4,648,540
Merrill Lynch & Co., Inc.	175,000	7,129,500
Morgan Stanley	244,200	11,159,940
TD Ameritrade Holding Corp.*	172,000	2,839,720

		150,718,080

Electric Utilities — 3.5%
Allegheny Energy, Inc.	52,700	2,661,350
American Electric Power Co., Inc.	236,600	9,849,658
CMS Energy Corp.(a)	316,100	4,279,994
Edison International	198,100	9,710,862
Entergy Corp.	31,900	3,479,652
Exelon Corp.	103,100	8,378,937
FirstEnergy Corp.	123,800	8,495,156
FPL Group, Inc.	162,950	10,223,483
Northeast Utilities	141,800	3,479,772
PG&E Corp.	25,500	938,910
SCANA Corp.(a)	62,100	2,271,618
Sierra Pacific Resources	292,800	3,698,064

		67,467,456

Electronic Components — 0.9%
Tyco Electronics Ltd.	526,661	18,075,006

Entertainment & Leisure — 0.3%
Carnival Corp. (Panama)(a)	79,200	3,206,016
Royal Caribbean Cruises Ltd.(a)	53,400	1,756,860

		4,962,876

Exchange Traded Fund — 0.5%
iShares Russell 1000 Value Index Fund	118,730	8,683,912

Financial - Bank & Trust — 4.0%
Comerica, Inc.(a)	158,900	5,574,212
PNC Financial Services Group, Inc.(a)	283,678	18,600,767
Sovereign Bancorp, Inc.(a)	358,532	3,341,518
SunTrust Banks, Inc.(a)	80,800	4,455,312
Wachovia Corp.(a)	1,610,200	43,475,400

		75,447,209

Financial Services
NYSE Euronext	8,600	530,706

Food & Staples Retailing — 0.9%
Safeway, Inc.	180,100	5,285,935
Wal-Mart Stores, Inc.	239,900	12,637,932

		17,923,867

Food Products — 1.4%
Campbell Soup Co.	130,700	4,437,265
General Mills, Inc.	109,800	6,574,824
Kellogg Co.	5,000	262,800
Kraft Foods, Inc. (Class A Stock)	432,900	13,424,229
Sysco Corp.	60,100	1,744,102

		26,443,220

Forest & Paper Products — 0.2%
Domtar Corp. (Canada)*(a)	534,000	3,647,220
Weyerhaeuser Co.(a)	11,200	728,448

		4,375,668

Healthcare Products — 0.2%
Boston Scientific Corp.*	71,700	922,779
C.R. Bard, Inc.(a)	25,000	2,410,000

		3,332,779

Healthcare Providers & Services — 2.0%
Aetna, Inc.	350,000	14,731,500
UnitedHealth Group, Inc.	628,100	21,581,516
WellPoint, Inc.*	40,600	1,791,678

		38,104,694

Healthcare Services
AmerisourceBergen Corp.	2,200	90,156

Home Builders — 0.7%
Centex Corp.(a)	290,600	7,035,426
Lennar Corp. (Class A Stock)(a)	127,700	2,402,037
Lennar Corp. (Class B Stock)	40,550	699,487
Toll Brothers, Inc.*(a)	161,800	3,799,064

		13,936,014

Hotels, Restaurants & Leisure — 0.4%
McDonald’s Corp.	49,300	2,749,461
Starwood Hotels & Resorts Worldwide, Inc.(a)	72,900	3,772,575
Wyndham Worldwide Corp.(a)	55,400	1,145,672

		7,667,708

Industrial Conglomerates — 1.9%
3M Co.	246,200	19,486,730
Danaher Corp.	35,200	2,676,256
Tyco International Ltd. (Bermuda)	317,372	13,980,237

		36,143,223

Insurance — 6.8%
AFLAC, Inc.	37,200	2,416,140
Allstate Corp. (The)(a)	106,300	5,108,778
AMBAC Financial Group, Inc.(a)	122,100	702,075
American International Group, Inc.	177,800	7,689,850
Assurant, Inc.	35,200	2,142,272
Axis Capital Holdings Ltd.	124,700	4,237,306
Chubb Corp.	290,400	14,368,992
CIGNA Corp.	29,000	1,176,530
Genworth Financial, Inc. (Class A Stock)	722,400	16,355,136
Hanover Insurance Group, Inc. (The)	108,100	4,447,234
Hartford Financial Service Group, Inc.	212,300	16,085,971
Lincoln National Corp.	70,200	3,650,400
MBIA, Inc.(a)	93,700	1,145,014
MetLife, Inc.	272,350	16,411,811
Protective Life Corp.	54,000	2,190,240
RenaissanceRe Holdings Ltd.	87,800	4,557,698
Travelers Cos., Inc. (The)	206,300	9,871,455
Unum Group(a)	514,250	11,318,642
XL Capital Ltd. (Class A Stock) (Cayman Islands)	203,800	6,022,290

		129,897,834

Internet Services
Expedia, Inc.*	6,700	146,663
Google, Inc. (Class A Stock)*	500	220,235

		366,898

Machinery & Equipment — 0.3%
Caterpillar, Inc.(a)	42,400	3,319,496
Deere & Co.	24,100	1,938,604

		5,258,100

Media — 1.4%
CBS Corp. (Class B Stock)(a)	60,200	1,329,216
Idearc, Inc.(a)	367,000	1,335,880
News Corp. (Class A Stock)	447,500	8,390,625
Time Warner, Inc.(a)	337,200	4,727,544
Walt Disney Co. (The)(a)	335,200	10,518,576

		26,301,841

Medical Supplies & Equipment — 0.9%
Covidien Ltd. (Bermuda)	175,298	7,756,936
Johnson & Johnson	107,000	6,941,090
McKesson Corp.	10,400	544,648
Sepracor, Inc.*	26,800	523,136
Zimmer Holdings, Inc.*	14,400	1,121,184

		16,886,994

Metals & Mining — 0.6%
Alcoa, Inc.	102,000	3,678,120
Newmont Mining Corp.	1,200	54,360
United States Steel Corp.(a)	68,250	8,658,878

		12,391,358

Mineral Resources — 0.1%
BHP Billiton Ltd. (Australia)(a)	26,300	1,731,855

Miscellaneous Manufacturers — 3.6%
Dover Corp.(a)	124,200	5,189,076
Eaton Corp.	39,800	3,170,866
General Electric Co.	1,530,500	56,643,805
Illinois Tool Works, Inc.	34,500	1,663,935

Ingersoll-Rand Co. Ltd. (Class A Stock) (Bermuda)(a)	52,100	2,322,618

		68,990,300

Multi-Utilities — 0.3%
Wisconsin Energy Corp.(a)	35,600	1,566,044
Xcel Energy, Inc.	206,400	4,117,680

		5,683,724

Oil, Gas & Consumable Fuels — 17.2%
Anadarko Petroleum Corp.	401,700	25,319,151
Apache Corp.(a)	257,650	31,129,273
Baker Hughes, Inc.	3,700	253,450
ChevronTexaco Corp.(a)	596,500	50,917,240
ConocoPhillips	908,300	69,221,543
Devon Energy Corp.	371,000	38,706,430
Encana Corp.	2,000	151,500
Exxon Mobil Corp.	613,200	51,864,456
Halliburton Co.	54,900	2,159,217
Hess Corp.	6,300	555,534
Marathon Oil Corp.	171,700	7,829,520
Nabors Industries Ltd. (Bermuda)*(a)	38,000	1,283,260
Occidental Petroleum Corp.	254,600	18,629,082
Royal Dutch Shell PLC, ADR (United Kingdom)	156,200	10,524,756
Schlumberger Ltd. (Netherlands)	36,400	3,166,800
Southwestern Energy Co.*	16,500	555,885
Sunoco, Inc.	117,200	6,149,484
Valero Energy Corp.	20,500	1,006,755
XTO Energy, Inc.	139,500	8,629,470

		328,052,806

Pharmaceuticals — 6.5%
Abbott Laboratories	144,000	7,941,600
Astrazeneca PLC, ADR (United Kingdom)	230,900	8,771,891
Bristol-Myers Squibb Co.	303,800	6,470,940
Eli Lilly & Co.	342,300	17,659,257
Merck & Co., Inc.	197,300	7,487,535
Pfizer, Inc.	2,247,700	47,044,361
Schering-Plough Corp.	171,700	2,474,197
Wyeth	624,200	26,066,592

		123,916,373

Pipelines
El Paso Corp.	34,800	579,072

Real Estate Investment Trusts — 1.2%
Alexandria Real Estate Equities, Inc.(a)	6,500	602,680
AMB Property Corp.(a)	77,600	4,222,992
Apartment Investment & Management Co. (Class A Stock)(a)	101,864	3,647,751
Digital Realty Trust, Inc.	38,600	1,370,300
Duke Realty Corp.(a)	113,600	2,591,216
Hospitality Properties Trust(a)	151,400	5,150,628
Host Hotels & Resorts, Inc.(a)	75,700	1,205,144
Liberty Property Trust(a)	32,600	1,014,186
ProLogis	6,200	364,932
Public Storage, Inc.(a)	19,800	1,754,676
SL Green Realty Corp.	400	32,588
Vornado Realty Trust	5,400	465,534

		22,422,627

Retail & Merchandising — 1.5%
Abercrombie & Fitch Co. (Class A Stock)(a)	13,600	994,704
CVS Caremark Corp.	64,200	2,600,742
Dick’s Sporting Goods, Inc.*(a)	26,100	698,958
Family Dollar Stores, Inc.(a)	61,900	1,207,050
J.C. Penney Co., Inc.(a)	103,500	3,902,985
Kohl’s Corp.*(a)	24,000	1,029,360
Lowe’s Co., Inc.	617,400	14,163,156
Macy’s, Inc.	169,300	3,904,058
TJX Cos., Inc.(a)	800	26,456

		28,527,469

Semiconductors & Semiconductor Equipment — 0.2%
Broadcom Corp. (Class A Stock)*	42,900	826,683
Xilinx, Inc.(a)	110,000	2,612,500

		3,439,183

Software — 2.4%
BMC Software, Inc.*(a)	218,800	7,115,376
CA, Inc.	845,604	19,026,090
Microsoft Corp.	666,250	18,908,175
Symantec Corp.*	600	9,972
VMware, Inc. (Class A Stock)*(a)	900	38,538

		45,098,151

Specialty Retail — 2.4%
AutoNation, Inc.*(a)	297,500	4,453,575
AutoZone, Inc.*	600	68,298
Borders Group, Inc.(a)	165,200	969,724
CarMax, Inc.*(a)	3,000	58,260
Gap, Inc.(a)	394,800	7,769,664
Home Depot, Inc. (The)	510,100	14,267,497
Staples, Inc.	839,000	18,550,290

		46,137,308

Telecommunication Services
Crown Castle International Corp.*(a)	1,100	37,939

Telecommunications — 4.2%
Alcatel-Lucent, ADR (France)(a)	751,900	4,330,944
AT&T, Inc.	880,900	33,738,470
Cisco Systems, Inc.*	98,000	2,360,820
Corning, Inc.	130,100	3,127,604
Juniper Networks, Inc.*(a)	26,900	672,500
Motorola, Inc.	2,900	26,970
Sprint Nextel Corp.	368,700	2,466,603
Verizon Communications, Inc.	892,600	32,535,270

		79,259,181

Textiles, Apparel & Luxury Goods — 0.5%
Jones Apparel Group, Inc.(a)	327,500	4,395,050
NIKE, Inc. (Class B Stock)	61,500	4,182,000
Phillips-Van Heusen Corp.	1,000	37,920

		8,614,970

Thrifts & Mortgage Finance — 1.6%
Washington Mutual, Inc.(a)	2,882,650	29,691,295

Tobacco — 3.7%
Altria Group, Inc.	929,150	20,627,130
Imperial Tobacco Group, ADR (United Kingdom)	44,400	4,087,908

Philip Morris International, Inc.*	923,250	46,697,985

		71,413,023

Transportation — 0.9%
FedEx Corp.(a)	76,695	7,107,326
Norfolk Southern Corp.	172,200	9,353,904

		16,461,230

Utilities — 0.2%
DTE Energy Co.	83,600	3,251,204
Dynegy, Inc.*	66,000	520,740

		3,771,944

TOTAL LONG-TERM INVESTMENTS (cost $2,103,345,995)		1,859,880,149

SHORT-TERM INVESTMENT — 21.8%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $416,270,973; includes $360,687,883 of cash collateral for securities on loan)(b)(w)	416,270,973	416,270,973

TOTAL INVESTMENTS — 119.3% (cost $2,519,616,968)		2,276,151,122

Liabilities in excess of other assets — (19.3)%		(368,247,535)

NET ASSETS — 100.0%		$1,907,903,587

The following abbreviation is used in the portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $350,528,784; cash collateral of $360,687,883 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$2,276,151,122	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$2,276,151,122	—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and March 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 96.1%

CONVERTIBLE BONDS — 13.7%

Aerospace/Defense — 0.8%
L-3 Communications Corp., Gtd. Notes	Ba3	3.00%		08/01/35	$1,500	$1,880,625
Lockheed Martin Corp., Sr. Unsec’d. Notes	Baa1	2.82	%(c)	08/15/33	1,250	1,712,000

						3,592,625

Agriculture — 0.5%
Archer-Daniels-Midland Co., Unsec’d. Notes	A(d)	0.875%		02/15/14	2,000	2,322,500

Beverages — 0.4%
Molson Coors Brewing Co., Gtd. Notes	BBB(d)	2.50%		07/30/13	1,500	1,843,125

Communication Equipment — 0.3%
NII Holdings, Inc., Sr. Unsec’d. Notes	NR	2.75%		08/15/25	1,250	1,237,500

Computer Services & Software — 0.2%
Trizetto Group, Inc., Sr. Notes	NR	1.125%		04/15/12	1,000	970,000

Electronics — 0.8%
Freescale Semiconductor, Inc., Gtd. Notes	B2	8.875%		12/15/14	1,000	782,500
Millipore Corp., Sr. Unsec’d. Notes	BB-(d)	3.75%		06/01/26	2,500	2,559,375

						3,341,875

Energy — 0.7%
Quicksilver Resources, Inc., Bonds	NR	1.875%		11/01/24	1,250	3,064,062

Financial Service — 0.4%
Countrywide Financial Corp., Gtd. Notes	Baa3	0.758	%(c)	04/15/37	1,750	1,548,750

Financials — 0.3%
Lehman Brothers Holdings, Inc., Notes, 144A	A1	2.00%		12/31/12	1,250	1,262,000

Health Services — 0.5%
Advanced Medical Optics, Inc., Gtd. Notes	B2	7.50%		05/01/17	1,350	1,161,000
LVB Acquisition Merger Sub, Inc., Gtd. Notes, 144A	B3	10.00%		10/15/17	1,000	1,047,500

						2,208,500

Integrated Energy — 0.6%
Devon Energy Corp., Sr. Unsec’d. Notes	Baa1	4.90%		08/15/08	1,750	2,791,250

Internet Services — 0.3%
Equinix, Inc., Unsec’d. Notes	CCC+(d)	2.50%		04/15/12	1,250	1,120,313

Machinery — 0.7%
Roper Industries, Inc., Bonds (1.48% until 01/15/09)	Ba2	Zero	(v)	01/15/34	4,000	2,985,000

Media - Broadcasting — 0.2%
Univision Communications, Inc., Gtd. Notes, PIK, 144A(a)	B3	9.75%		03/15/15	1,500	907,500

Metals & Mining — 0.4%
Newmont Mining Corp., Gtd. Notes	BBB+(d)	1.25%		07/15/14	1,350	1,640,250

Metals/Mining Excluding Steel — 0.9%
Placer Dome, Inc., Sr. Notes	Baa1	2.75%		10/15/23	2,000	3,657,500

Oil Field Equipment & Services — 0.9%
Bristow Group, Inc., Gtd. Notes	Ba2	7.50%		09/15/17	1,000	1,005,000
Hanover Compress Co., Sr. Notes	B1	4.75%		01/15/14	1,000	1,543,750
Schlumberger Ltd., Sr. Unsec’d. Notes	A1	1.50%		06/01/23	500	1,200,625

						3,749,375

Pharmaceuticals — 2.3%
Cephalon, Inc., Sub. Notes	NR	Zero		06/15/33	1,000	1,135,000
CV Therapeutics, Inc., Sr. Sub. Notes	NR	3.25%		08/16/13	2,000	1,467,500
Genzyme Corp., Sr. Unsec’d. Notes	BBB+(d)	1.25%		12/01/23	2,000	2,317,500
Gilead Sciences, Inc., Sr. Unsec’d. Notes	NR	0.625%		05/01/13	1,250	1,839,062
Teva Pharmaceutical Finance Co. BV, Gtd. Notes (Israel)	Baa2	1.75%		02/01/26	2,500	2,828,125

						9,587,187

Printing & Publishing — 0.3%
Idearc, Inc., Gtd. Notes	B3	8.00%		11/15/16	2,000	1,295,000

Software Services — 0.2%
Ceridian Corp., Sr. Unsec’d. Notes, 144A	Caa2	11.25%		11/15/15	1,025	876,375

Support-Services — 1.6%
CRA International, Inc., Sub. Debs.	NR	2.875%		06/15/34	1,750	1,802,500
FTI Consulting, Inc., Sr. Sub. Notes	B1	3.75%		07/15/12	2,000	4,815,000

						6,617,500

Telecom - Integrated/Services — 0.4%
Qwest Communications International, Inc., Sr. Unsec’d. Notes	B1	3.50%		11/15/25	1,500	1,541,250

TOTAL CONVERTIBLE BONDS (cost $50,494,131)						58,159,437

CORPORATE OBLIGATIONS — 66.8%

Aerospace/Defense — 1.5%
DRS Technologies, Inc., Gtd. Notes	B3	6.875%		11/01/13	2,000	1,960,000
L-3 Communications Corp., Gtd. Notes	Ba3	6.125%		01/15/14	3,000	2,925,000
Moog, Inc., Sr. Sub. Notes	Ba3	6.25%		01/15/15	1,450	1,381,125

						6,266,125

Auto Loans — 1.6%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a)	B1	7.25%		10/25/11	3,500	2,874,984
General Motors Acceptance Corp. LLC, Sr. Unsec’d. Notes	B1	7.25%		03/02/11	5,000	3,936,825

						6,811,809

Automotive — 1.8%
Ford Capital BV, Gtd. Notes	Caa1	9.50%		06/01/10	1,750	1,575,000
Ford Motor Co., Sr. Unsec’d. Notes	Caa1	9.50%		09/15/11	250	222,500
General Motors Corp., Sr. Unsec’d. Notes(a)	Caa1	7.20%		01/15/11	4,000	3,340,000
General Motors Corp., Sr. Unsec’d. Notes(a)	Caa1	8.375%		07/15/33	1,050	740,250
Hertz Corp., Gtd. Notes	B1	8.875%		01/01/14	2,000	1,895,000

						7,772,750

Automotive Parts & Equipment — 1.0%
Cooper-Standard Automotive, Inc., Gtd. Notes(a)	Caa1	8.375%		12/15/14	1,500	1,136,250
Stanadyne Corp., Sr. Sub. Notes	B3	10.00%		08/15/14	950	864,500
Tenneco, Inc., Gtd. Notes(a)	B3	8.625%		11/15/14	1,000	982,500
TRW Automotive, Inc., Gtd. Notes, 144A(a)	Ba3	7.25%		03/15/17	1,500	1,365,000

						4,348,250

Beverages — 0.5%
Constellation Brands, Inc., Gtd. Notes	Ba3	7.25%		05/15/17	2,150	2,085,500

Building & Construction — 0.1%
William Lyon Homes, Inc., Gtd. Notes	Caa2	10.75%		04/01/13	750	390,000

Building Materials — 0.3%
Belden, Inc., Sr. Sub. Notes	Ba1	7.00%		03/15/17	1,350	1,302,750

Cable Television — 1.1%
CCH I Holdings LLC, Zero Coupon (until 5/15/06), Gtd. Notes(a)	Caa3	11.75	%(v)	05/15/14	2,875	1,451,875
CCH I Holdings LLC/CCH I Holdings Capital Corp., Sr. Sec’d. Notes(a)	Caa3	11.00%		10/01/15	3,000	2,085,000
General Cable Corp., Gtd. Notes(a)	B1	7.125%		04/01/17	1,000	955,000

						4,491,875

Chemicals — 4.4%
Airgas, Inc., Gtd. Notes	Ba2	6.25%		07/15/14	1,600	1,596,000
Equistar Chemicals LP, Sr. Unsec’d. Notes	B3	7.55%		02/15/26	3,500	2,240,000
Hercules, Inc., Gtd. Notes	Ba1	6.75%		10/15/29	2,000	1,880,000
Huntsman LLC, Gtd. Notes	Ba3	11.50%		07/15/12	660	702,900
IMC Global, Inc., Sr. Unsec’d. Notes(a)	Ba2	7.30%		01/15/28	1,800	1,746,000
Ineos Group Holdings, PLC., Gtd. Notes, 144A (United Kingdom)(a)	B3	8.50%		02/15/16	2,000	1,555,000
MacDermid, Inc., Sr. Sub. Notes, 144A	Caa1	9.50%		04/15/17	1,500	1,342,500
Mosaic Co. (The), Sr. Unsec’d. Notes, 144A	Ba1	7.375%		12/01/14	475	508,250
Nalco Co., Sr. Sub. Notes(a)	B3	8.875%		11/15/13	1,500	1,541,250

Nova Chemicals Corp., Sr. Unsec’d. Notes (Canada)	Ba3	6.50%	01/15/12	2,375	2,208,750
Praxair, Inc., Sr. Unsec’d. Notes	A2	4.625%	03/30/15	1,000	1,010,429
Rockwood Specialties Group, Inc., Gtd. Notes(a)	B3	7.50%	11/15/14	2,500	2,425,000

					18,756,079

Clothing & Apparel — 0.3%
Levi Strauss & Co., Sr. Unsec’d. Notes(a)	B2	8.875%	04/01/16	1,500	1,432,500

Commercial Services — 0.4%
FTI Consulting, Inc., Gtd. Notes	Ba2	7.75%	10/01/16	900	931,500
Rental Service Corp., Gtd. Notes(a)	Caa1	9.50%	12/01/14	1,150	960,250

					1,891,750

Computer Services & Software — 0.3%
Serena Software, Inc., Gtd. Notes	Caa1	10.375%	03/15/16	1,500	1,381,875

Consumer Discretionary — 0.5%
INVISTA, Sr. Unsec’d. Notes, 144A(a)	Ba3	9.25%	05/01/12	2,250	2,300,625

Consumer Products & Services — 0.9%
Elizabeth Arden, Inc., Gtd. Notes(a)	B1	7.75%	01/15/14	3,750	3,562,500
Harry & David, Gtd. Notes	B3	9.00%	03/01/13	375	326,250

					3,888,750

Diversified Capital Goods — 1.8%
Mueller Water Products, Inc., Gtd. Notes	B3	7.375%	06/01/17	2,000	1,725,000
Park-Ohio Industries, Inc., Gtd. Notes(a)	B3	8.375%	11/15/14	2,000	1,580,000
RBS Global, Inc. and Rexnord Corp., Gtd. Notes(a)	B3	9.50%	08/01/14	2,750	2,571,250
Sensus Metering Systems, Inc., Sr. Sub. Notes(a)	B3	8.625%	12/15/13	2,000	1,900,000

					7,776,250

Electric - Generation — 2.2%
Dynegy Holdings, Inc., Sr. Unsec’d. Notes(a)	B2	8.375%	05/01/16	4,250	4,207,500
NRG Energy, Inc., Gtd. Notes	B1	7.375%	02/01/16	2,000	1,960,000
NRG Energy, Inc., Gtd. Notes	B1	7.375%	01/15/17	2,000	1,945,000
Reliant Energy, Inc., Gtd. Notes(a)	B2	6.75%	12/15/14	1,000	1,017,500

					9,130,000

Electric - Integrated — 2.8%
Duke Energy Corp., Sr. Unsec’d. Notes, Series B	A3	5.375%	01/01/09	1,500	1,520,115
Mirant Americas Generation LLC, Sr. Unsec’d. Notes(a)	B3	9.125%	05/01/31	3,000	2,722,500
Mirant North America LLC, Gtd. Notes	B1	7.375%	12/31/13	1,250	1,262,500
Nevada Power Co., General Refinance Mortgage	Baa3	5.875%	01/15/15	1,700	1,666,835
PPL Energy Supply LLC, Sr. Unsec’d. Notes	Baa2	6.40%	11/01/11	500	513,299
PSEG Energy Holdings LLC, Sr. Unsec’d. Notes	Ba3	8.50%	06/15/11	1,500	1,586,602
Virginia Electric & Power Co., Sr. Unsec’d. Notes	Baa1	4.50%	12/15/10	2,400	2,462,705

					11,734,556

Electronic Components & Equipment — 0.6%
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes(a)	B2	7.75%	11/01/12	1,500	1,215,000
AES Corp. (The), Sr. Unsec’d. Notes(a)	B1	8.00%	10/15/17	1,125	1,139,063

					2,354,063

Energy — 0.4%
Key Energy Services, Inc., Gtd. Notes, 144A(a)	B1	8.375%	12/01/14	1,500	1,496,250

Energy - Exploration & Production — 3.0%
Chesapeake Energy Corp., Gtd. Notes(a)	Ba3	6.25%	01/15/18	2,000	1,910,000
Chesapeake Energy Corp., Gtd. Notes(a)	Ba3	7.00%	08/15/14	3,500	3,508,750
Forest Oil Corp., Gtd. Notes(a)	B1	7.25%	06/15/19	1,850	1,882,375
KCS Energy, Inc., Gtd. Notes	B3	7.125%	04/01/12	2,000	1,890,000
Kerr-McGee Corp., Gtd. Notes	Baa3	6.95%	07/01/24	2,550	2,703,321
Range Resources Corp., Gtd. Notes	Ba3	7.375%	07/15/13	1,025	1,040,375

					12,934,821

Energy Exploration — 0.7%
Cimarex Energy Co., Gtd. Notes	B1	7.125%	05/01/17	2,500	2,481,250
Quicksilver Resources, Inc., Gtd. Notes	B1	7.125%	04/01/16	500	482,500

					2,963,750

Environmental — 0.4%
Allied Waste North America, Gtd. Notes(a)	B1	7.875%	04/15/13	1,500	1,543,125

Financial - Bank & Trust — 0.2%
Countrywide Home Loans, Inc., Gtd. Notes	Baa3	5.625%	07/15/09	750	688,082

Financial Service — 0.1%
JPMorgan Chase & Co., Sr. Notes	Aa2	6.00%	01/15/18	400	417,128

Food — 0.1%
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	5.20%	03/17/15	300	300,854
Kellogg Co., Sr. Unsec’d. Notes	A3	4.25%	03/06/13	325	323,991

					624,845

Food & Drug Retailers — 1.5%
Ingles Markets, Inc., Sr. Sub. Notes	B2	8.875%	12/01/11	1,000	1,010,000
Stater Brothers Holdings, Gtd. Notes(a)	B2	8.125%	06/15/12	3,000	3,007,500
SUPERVALU, Inc., Sr. Unsec’d. Notes	B1	7.50%	11/15/14	2,500	2,525,000

					6,542,500

Food - Wholesale — 0.5%
Dole Food Co., Inc., Debs.(a)	Caa1	8.75%	07/15/13	3,000	2,250,000

Forestry/Paper — 1.4%
Abitibi-Consolidated, Inc., Sr. Sec’d. Notes, 144A (Canada)	Caa2	13.75%	04/01/11	275	281,188
Abitibi-Consolidated, Inc., Unsub. Notes (Canada)	Caa2	8.55%	08/01/10	725	416,875
Buckeye Technologies, Inc., Sr. Sub. Notes	B3	8.00%	10/15/10	866	864,917
Graphic Packaging International Corp., Gtd. Notes	B3	9.50%	08/15/13	1,375	1,320,000
JSG Funding PLC, Sr. Sub. Notes(a)	B2	7.75%	04/01/15	2,500	2,187,500
Smurfit-Stone Container Corp., Inc., Sr. Unsec’d. Notes	B3	8.00%	03/15/17	1,000	840,000

					5,910,480

Gaming — 4.3%
Boyd Gaming Corp., Sr. Sub. Notes(a)	B1	7.125%	02/01/16	2,000	1,610,000
Isle of Capri Casinos, Inc., Gtd. Notes(a)	B3	6.49%	03/01/14	5,000	3,562,500
Las Vegas Sands Corp., Gtd. Notes(a)	Ba3	6.375%	02/15/15	3,500	3,088,750
MGM Mirage, Gtd. Notes	Ba2	6.75%	09/01/12	1,500	1,391,250
River Rock Entertainment Authority, Sec’d. Notes	B2	9.75%	11/01/11	2,005	1,994,975
Scientific Games Corp., Gtd. Notes	Ba3	6.25%	12/15/12	1,525	1,418,250
Seneca Gaming Corp., Sr. Unsec’d. Notes	Ba2	7.25%	05/01/12	1,500	1,413,750
Snoqualmie Entertainment Authority, Sr. Sec’d. Notes, 144A(a)	B3	9.125%	02/01/15	1,300	1,111,500
Station Casinos, Inc., Sr. Sub. Notes	Caa1	6.50%	02/01/14	1,000	600,000
Turning Stone Resort Casino Enterprise, Sr. Unsec’d. Notes, 144A	B1	9.125%	12/15/10	2,000	1,940,000

					18,130,975

Gas Distribution — 2.8%
Ferrellgas Escrow LP, Sr. Unsec’d. Notes	Ba3	6.75%	05/01/14	3,000	2,925,000
Inergy LP/Inergy Finance Corp., Gtd. Notes	B1	8.25%	03/01/16	2,000	2,045,000
Markwest Energy Partners LP/Markwest Energy Finance Corp., Gtd. Notes	B2	6.875%	11/01/14	2,000	1,890,000
Pacific Energy Partners LP/Pacific Energy Finance Corp., Gtd. Notes	Baa3	6.25%	09/15/15	500	496,957
Williams Cos., Inc., Sr. Unsec’d. Notes	Baa3	7.875%	09/01/21	2,750	2,980,312
Williams Partners LP/Williams Partners Finance Corp., Sr. Unsec’d. Notes	Ba2	7.25%	02/01/17	1,625	1,633,125

					11,970,394

Health Services — 2.6%
Alliance Imaging, Inc., Sr. Sub. Notes	B3	7.25%	12/15/12	1,000	940,000
Bio-Rad Laboratories, Inc., Sr. Sub. Notes	Ba3	6.125%	12/15/14	2,500	2,387,500
Hanger Orthopedic Group, Inc., Gtd. Notes	Caa1	10.25%	06/01/14	875	879,375
HCA, Inc., Sr. Unsec’d. Notes	Caa1	6.375%	01/15/15	1,000	846,250
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	4.875%	04/01/13	1,500	1,481,372
Vanguard Health Holdings Co. II LLC, Gtd. Notes(a)	Caa1	9.00%	10/01/14	3,000	2,887,500
VWR Funding, Inc., Gtd. Notes, PIK(a)	Caa1	10.25%	07/15/15	1,500	1,395,000

					10,816,997

Healthcare Services — 0.3%
Sun Healthcare Group, Inc., Gtd. Notes	B3	9.125%	04/15/15	1,500	1,447,500

Hotels — 0.9%
Felcor Lodging LP, Gtd. Notes(a)	Ba3	8.50%	06/01/11	1,200	1,176,000
Host Marriott LP, Sr. Sec’d. Notes	Ba1	7.00%	08/15/12	2,500	2,443,750

					3,619,750

Insurance — 0.4%
HUB International Holdings, Inc., Sr. Unsec’d. Notes, 144A	B3	9.00%		12/15/14	1,250	975,000
USI Holdings Corp, Sr. Unsec’d. Notes, 144A	B3	6.94	%(c)	11/15/14	1,250	903,125

						1,878,125

Integrated Energy — 0.3%
VeraSun Energy Corp., Sr. Notes, 144A(a)	B3	9.375%		06/01/17	1,875	1,284,375

Leisure — 0.7%
Gaylord Entertainment Co., Gtd. Notes	Caa1	8.00%		11/15/13	3,000	2,782,500

Machinery — 1.0%
Baldor Electric Co., Gtd. Notes(a)	B3	8.625%		02/15/17	2,500	2,475,000
Gardner Denver, Inc., Gtd. Notes	B1	8.00%		05/01/13	1,600	1,584,000

						4,059,000

Media - Broadcasting — 0.3%
Allbritton Communications Co., Sr. Sub. Notes	B1	7.75%		12/15/12	1,500	1,470,000

Media - Cable — 1.6%
DirecTV Holdings LLC, Gtd. Notes	Ba3	6.375%		06/15/15	2,000	1,865,000
Echostar DBS Corp., Gtd. Notes	Ba3	7.125%		02/01/16	2,200	2,051,500
Mediacom LLC/Mediacom Capital Corp., Sr. Unsec’d. Notes	B3	9.50%		01/15/13	3,000	2,760,000

						6,676,500

Media - Services — 0.4%
Affinion Group, Inc., Gtd. Notes	Caa1	11.50%		10/15/15	825	796,125
Interpublic Group of Cos., Inc., Sr. Unsec’d. Notes	Ba3	6.25%		11/15/14	1,040	838,500

						1,634,625

Medical Supplies & Equipment — 0.5%
United Surgical Partners International, Inc., Gtd. Notes(a)	Caa1	8.875%		05/01/17	2,250	2,115,000

Metals & Mining — 1.2%
Freeport-McMoRan Copper & Gold, Sr. Unsec’d. Notes	Ba2	8.375%		04/01/17	3,000	3,183,750
Noranda Aluminium Acquisition Corp., Sr. Unsec’d. Notes, PIK, 144A	B3	8.738%		05/15/15	2,200	1,727,000

						4,910,750

Metals/Mining Excluding Steel — 0.6%
Peabody Energy Corp., Gtd. Notes	Ba1	5.875%		04/15/16	2,500	2,362,500

Non-Food & Drug Retailers — 0.2%
Brookstone Co., Inc., Sr. Sec’d. Notes(a)	Caa1	12.00%		10/15/12	1,000	925,000

Oil & Gas — 0.4%
Tesoro Corp., Gtd. Notes	Ba1	6.25%		11/01/12	1,775	1,672,938

Oil Field Equipment & Services — 1.6%
Complete Production Services, Inc., Gtd. Notes(a)	B2	8.00%		12/15/16	1,150	1,104,000
Dresser-Rand Group, Inc., Gtd. Notes	B1	7.375%		11/01/14	1,601	1,568,980
Grant Prideco, Gtd. Notes	Ba1	6.125%		08/15/15	1,000	1,022,500
Hornbeck Offshore Services, Inc., Gtd. Notes	Ba3	6.125%		12/01/14	1,680	1,587,600
Pride International, Inc., Sr. Unsec’d. Notes	Ba2	7.375%		07/15/14	1,600	1,664,000

						6,947,080

Packaging — 1.5%
Crown Cork & Seal Co., Inc., Debs.(a)	B2	7.375%		12/15/26	4,500	3,870,000
Solo Cup Co., Gtd. Notes(a)	Caa2	8.50%		02/15/14	1,000	850,000
Vitro SAB de CV, Gtd. Notes	B2	9.125%		02/01/17	2,000	1,660,000

						6,380,000

Paper & Forest Products — 0.6%
AbitiBowater, Inc., Sr. Unsec’d. Notes	Caa2	9.50%		10/15/12	2,000	1,400,000
Aleris International, Inc., Gtd. Notes	Caa1	10.00%		12/15/16	2,000	1,270,000

						2,670,000

Pharmaceuticals — 0.5%
Warner Chilcott Corp., Gtd. Notes	B3	8.75%		02/01/15	1,951	1,951,000

Printing & Publishing — 0.7%
R.H. Donnelley Corp., Sr. Unsec’d. Notes(a)	B3	6.875%		01/15/13	1,250	762,500
R.H. Donnelley Corp., Sr. Unsec’d. Notes(a)	B3	8.875%		01/15/16	2,750	1,739,375

R.H. Donnelley Corp., Sr. Unsec’d. Notes, 144A(a)	B3	8.875%		10/15/17	1,000	625,000

						3,126,875

Restaurants — 0.7%
Denny’s Corp./Denny’s Holdings, Inc., Gtd. Notes(a)	B3	10.00%		10/01/12	2,200	2,024,000
Landry’s Restaurants, Inc., Gtd. Notes(a)	B3	9.50%		12/15/14	1,000	975,000

						2,999,000

Software Services — 0.6%
Sungard Data Systems, Inc., Gtd. Notes(a)	Caa1	9.125%		08/15/13	1,500	1,515,000
Sungard Data Systems, Inc., Gtd. Notes(a)	Caa1	10.25%		08/15/15	1,000	1,005,000

						2,520,000

Steel Producers/Products — 0.4%
Allegheny Ludlum Corp., Gtd. Notes(a)	Baa3	6.95%		12/15/25	1,850	1,859,250

Support Services — 1.2%
Ashtead Capital, Inc., Sr. Sec’d. Notes, 144A(a)	B1	9.00%		08/15/16	1,175	951,750
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes	Ba3	7.625%		05/15/14	2,500	2,156,250
United Rentals North America, Inc., Gtd. Notes	B3	7.75%		11/15/13	2,500	2,037,500

						5,145,500

Technology — 0.5%
First Data Corp., Gtd. Notes, 144A(a)	B3	9.875%		09/24/15	1,075	884,188
Vangent, Inc., Gtd. Notes(a)	Caa1	9.625%		02/15/15	1,500	1,203,750

						2,087,938

Telecom - Integrated/Services — 2.6%
Cincinnati Bell, Inc., Gtd. Notes(a)	B2	8.375%		01/15/14	4,000	3,750,000
Qwest Capital Funding, Inc., Gtd. Notes(a)	B1	7.90%		08/15/10	3,500	3,500,000
Qwest Communications International, Inc., Gtd. Notes	Ba3	7.25%		02/15/11	2,000	1,920,000
Syniverse Technologies, Inc., Gtd. Notes	B2	7.75%		08/15/13	1,750	1,649,375

						10,819,375

Telecommunications — 2.6%
Centennial Communications Corp., Sr. Notes(a)	Caa1	10.00%		01/01/13	1,150	1,069,500
Hellas II, Sub. Notes, 144A	Caa1	8.463	%(c)	01/15/15	1,275	911,625
Hughes Network Systems LLC/HNS Finance Corp., Gtd. Notes	B1	9.50%		04/15/14	1,000	995,000
Intelsat Ltd., Sr. Unsec’d. Notes (Bermuda)	Caa3	6.50%		11/01/13	925	601,250
iPCS, Inc., Sr. Sec’d. Notes, PIK	Caa1	6.489%		05/01/14	1,375	1,058,750
MasTec, Inc., Gtd. Notes	B1	7.625%		02/01/17	500	435,000
Nordic Telephone Co. Holdings, Sr. Sec’d. Notes, 144A(a)	B2	8.875%		05/01/16	2,500	2,425,000
Valor Telecommunications Enterprises Finance Corp., Gtd. Notes	Baa3	7.75%		02/15/15	750	766,032
Windstream Corp., Gtd. Notes	Ba3	7.00%		03/15/19	3,000	2,610,000

						10,872,157

Textile & Apparel — 0.4%
Quiksilver, Inc., Gtd. Notes	Ba3	6.875%		04/15/15	1,925	1,549,625

Transportation — 1.6%
Bristow Group, Inc., Gtd. Notes	Ba2	6.125%		06/15/13	3,475	3,336,000
CHC Helicopter Corp., Gtd. Notes (Canada)	B1	7.375%		05/01/14	3,500	3,486,875

						6,822,875

Utilities — 2.4%
Commonwealth Edison Co., First Mortgage	Baa2	5.80%		03/15/18	1,000	994,743
Edison Mission Energy, Sr. Unsec’d. Notes(a)	B1	7.00%		05/15/17	3,000	2,985,000
Edison Mission Energy, Sr. Unsec`d. Notes(a)	B1	7.75%		06/15/16	3,500	3,605,000
Northern States Power, First Mortgage	A2	5.25%		03/01/18	120	122,035
Peco Energy Co, First Refinance Mortgage	A2	5.35%		03/01/18	500	506,886
Texas Competitive Electric Holdings Co., LLC, Gtd. Notes, 144A	B3	10.25%		11/01/15	1,800	1,793,250

						10,006,914

TOTAL CORPORATE OBLIGATIONS (cost $309,641,740)						283,001,006

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 11.5%

Federal Home Loan Mortgage Corp.	6.00%	04/01/33	2,244	2,303,379
Federal Home Loan Mortgage Corp.	6.50%	08/01/37	4,374	4,534,361
Federal National Mortgage Assoc.	6.00%	05/01/33-04/01/37	22,907	23,494,089
Federal National Mortgage Assoc.	6.50%	05/01/35-02/01/37	17,790	18,439,753

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (cost $47,765,751)				48,771,582

	Shares

PREFERRED STOCKS — 4.1%

Diversified Operations — 0.1%
Lehman Brothers Holdings, Inc., 9.35%, CVT	25,000	634,073

Electric - Generation — 0.5%
PNM Resources, Inc., 6.75%, CVT	85,000	2,014,500

Electronics — 0.3%
NRG Energy, 5.75%, CVT	4,000	1,354,200

Financial Services — 0.6%
Bank of America Corp., 7.25%, CVT	1,000	1,033,000
Vale Capital Ltd., 5.50%, CVT	25,000	1,625,000

		2,658,000

Gas Distribution — 0.7%
Williams Cos., Inc., 5.50%, CVT	20,000	3,090,000

Insurance — 0.6%
MetLife, Inc., 6.375%, CVT	80,000	2,376,000

Oil & Gas — 0.8%
El Paso Corp., 4.99%, CVT	2,430	3,304,800

Pharmaceuticals — 0.3%
Mylan, Inc., 6.5%, CVT	1,250	1,080,450

U.S. Government Agency Obligation — 0.2%
Federal National Mortgage Assoc., 8.25%, CVT	33,500	805,675

TOTAL PREFERRED STOCKS (cost $16,721,484)		17,317,698

TOTAL LONG-TERM INVESTMENTS (cost $424,623,106)		407,249,723

SHORT-TERM INVESTMENT — 20.3%

AFFILIATED MONEY MARKET MUTUAL FUND — 20.3%
Dryden Core Investment Fund - Taxable Money Market Series (cost $85,947,842; includes $78,268,978 of cash collateral for securities on loan)(b)(w)	85,947,842	85,947,842

TOTAL INVESTMENTS—116.4% (cost $510,570,948)		493,197,565
Liabilities in excess of other assets — (16.4)%		(69,343,938)

NET ASSETS — 100.0%		$423,853,627

The following abbreviations are used in portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CVT	Convertible Security

NR	Not Rated by Moody’s or Standard & Poor’s

PIK	Payment-in-kind

#	Principal amount is shown in U.S. dollars unless otherwise stated.

†	The rating reflected is as of March 31, 2008. Rating of certain bonds may have changed subsequent to that date.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $75,568,031; cash collateral of $78,268,978 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(v)	The rate shown reflects the coupon rate after the step date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$103,265,540	—
Level 2 - Other Significant Observable Inputs	389,932,025	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$493,197,565	—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and March 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

AST MARSICO CAPITAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 98.7%
COMMON STOCKS
Aerospace — 6.9%
General Dynamics Corp.	1,630,490	$135,933,951
Lockheed Martin Corp.	1,712,286	170,030,000

		305,963,951

Automobile Manufacturers — 1.9%
Toyota Motor Corp., ADR (Japan)	820,287	82,758,755

Banks — 2.3%
Wells Fargo & Co.(a)	3,485,083	101,415,915

Beverages — 2.9%
Coca-Cola Co. (The)	969,521	59,014,743
Heinekin NV, ADR (Netherlands)	2,349,859	68,493,690

		127,508,433

Chemicals — 2.6%
Praxair, Inc.(a)	1,393,159	117,345,783

Commercial Banks — 3.9%
Industrial & Commercial Bank of China (Class H Stock) (China)	245,249,000	170,796,526

Construction — 0.7%
McDermott International, Inc. (Panama)*(a)	534,262	29,288,243

Diversified Manufacturing — 2.3%
General Electric Co.	2,396,097	88,679,550
Honeywell International, Inc.	205,430	11,590,361

		100,269,911

Energy - Alternate Sources — 0.4%
Vestas Wind Systems AS (Denmark)*	175,789	19,203,778

Entertainment & Leisure — 5.0%
Las Vegas Sands Corp.*(a)	1,375,409	101,285,119
Wynn Resorts Ltd.(a)	1,185,639	119,322,709

		220,607,828

Farming & Agriculture — 3.8%
Monsanto Co.(a)	1,506,633	167,989,579

Financial Services — 9.1%
Goldman Sachs Group, Inc. (The)(a)	652,506	107,917,967
JPMorgan Chase & Co.	2,567,028	110,253,852
MasterCard, Inc. (Class A Stock)(a)	746,100	166,372,839
Merrill Lynch & Co., Inc.(a)	501,640	20,436,814

		404,981,472

Food & Staples Retailing — 0.9%
Tesco PLC (United Kingdom)	5,553,465	41,771,950

Healthcare Services — 3.3%
UnitedHealth Group, Inc.	4,275,733	146,914,186

Hotels & Motels — 1.7%
MGM Mirage*(a)	1,251,905	73,574,457

Industrial Gases — 1.1%
Air Products & Chemicals, Inc.	543,569	50,008,348

Internet Services — 3.5%
Google, Inc. (Class A Stock)*	349,510	153,948,670

Machinery & Equipment — 0.6%
Deere & Co.	318,939	25,655,453

Metal Fabricate/Hardware — 0.4%
Precision Castparts Corp.	181,841	18,562,329

Oil & Gas — 12.6%
Cameron International Corp.*(a)	707,531	29,461,591
FMC Technologies, Inc.*	100,540	5,719,721
Hess Corp.	533,197	47,017,311
Petroleo Brasileiro SA, ADR (Brazil)(a)	1,368,022	139,688,726
Schlumberger Ltd.(a)	1,650,171	143,564,877
Transocean, Inc.*(a)	1,333,144	180,241,069
Weatherford International Ltd. (Bermuda)*	176,849	12,816,247

		558,509,542

Pharmaceuticals — 7.2%
Amylin Pharmaceuticals, Inc.*(a)	1,215,884	35,515,972
Genentech, Inc.*(a)	2,338,640	189,850,795
Merck & Co., Inc.	2,456,752	93,233,738

		318,600,505

Railroads — 3.4%
Union Pacific Corp.(a)	1,188,628	149,030,179

Restaurants — 8.1%
McDonald’s Corp.(a)	4,460,048	248,736,877
Starbucks Corp.*(a)	481,439	8,425,183
Yum! Brands, Inc.(a)	2,738,916	101,915,064

		359,077,124

Retail & Merchandising — 4.1%
Costco Wholesale Corp.	264,123	17,160,071
CVS/Caremark Corp.	2,218,819	89,884,358
Lowe’s Cos., Inc.(a)	3,194,007	73,270,521

		180,314,950

Telecommunications — 9.2%
America Movil SAB de CV (Class L Stock), ADR (Mexico)(a)	1,554,734	99,021,008
AT&T, Inc.	3,339,724	127,911,429
China Mobile Ltd. (Hong Kong)	9,350,000	139,120,994
QUALCOMM, Inc.	1,002,373	41,097,293

		407,150,724

Transportation — 0.8%
Norfolk Southern Corp.	686,392	37,284,813

TOTAL LONG-TERM INVESTMENTS (cost $3,755,391,817)		4,368,533,404

SHORT-TERM INVESTMENT — 21.7%
AFFILIATED MONEY MARKET MUTUAL FUND

Dryden Core Investment Fund - Taxable Money Market Series (cost $962,625,147; includes $956,530,916 of cash collateral for securities on loan)(b)(w)	962,625,147	962,625,147

TOTAL INVESTMENTS — 120.4% (cost $4,718,016,964)		5,331,158,551
Liabilities in excess of other assets — (20.4)%		(904,185,074)

NET ASSETS — 100.0%		$4,426,973,477

The following abbreviation is used in portfolio description:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $937,720,856; cash collateral of $956,530,916 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$5,331,158,551	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$5,331,158,551	—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and March 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

AST MFS GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 98.5%
COMMON STOCKS
Australia — 0.1%
QBE Insurance Group Ltd.	11,373	$230,846

Austria — 1.1%
Erste Bank der Oesterreichischen Sparkassen AG	26,610	1,724,539

Bermuda — 0.7%
Accenture Ltd. (Class A Stock)	31,000	1,090,270

Canada — 0.5%
Canadian National Railway Co.	16,372	791,095

Czech Republic — 0.4%
Komercni Banka A/S	2,492	595,553

France — 13.7%
Air Liquide	13,764	2,098,466
AXA SA	56,490	2,050,339
Gaz de France	17,030	1,028,129
Legrand SA	57,800	1,813,179
LVMH Moet Hennessy Louis Vuitton SA	37,200	4,140,446
Pernod Ricard SA	15,270	1,570,852
Schneider Electric SA	20,918	2,706,682
Suez SA	25,920	1,701,101
Total SA	35,150	2,610,404
Vivendi	30,500	1,191,764

		20,911,362

Germany — 8.2%
Bayer AG	23,710	1,900,064
Bayerische Motoren Werke AG	31,720	1,752,235
E.ON AG	9,630	1,782,753
Henkel KGaA	39,840	1,841,643
Linde AG	20,310	2,869,456
Merck KGaA	19,590	2,414,536

		12,560,687

Italy — 0.5%
Intesa Sanpaolo SpA	99,933	704,442

Japan — 10.7%
Aeon Credit Service Co. Ltd.	30,600	408,901
Asahi Glass Co. Ltd.	27,000	297,683
Bridgestone Corp.	40,800	694,599
Canon, Inc.	62,500	2,877,959
Fanuc Ltd.	9,200	874,960
Hirose Electric Co. Ltd.	6,300	707,233
Hoya Corp.	47,500	1,115,068
Inpex Holdings, Inc.	133	1,481,039
Kao Corp.	100,000	2,834,069
Nomura Holdings, Inc.	42,000	627,809
Omron Corp.	30,800	631,882
Ricoh Co. Ltd.	57,000	936,657
Shin-Etsu Chemical Co. Ltd.	18,000	929,976
Tokyo Gas Co. Ltd.	129,000	521,539
Toyota Motor Corp.	22,600	1,126,826
Yamato Holdings Co. Ltd.	21,000	307,584

		16,373,784

Mexico — 0.3%
Grupo Modelo SAB de CV (Class C Stock)	112,000	490,505

Netherlands — 5.5%
Heineken NV	55,530	3,225,318
Royal Dutch Shell PLC (Class A Stock)	54,650	1,886,060
TNT NV	61,550	2,286,468
Wolters Kluwer NV	37,790	1,000,518

		8,398,364

Singapore — 0.8%
Singapore Telecommunications Ltd.	455,039	1,292,603

South Korea — 1.2%
Samsung Electronics Co. Ltd.	2,924	1,839,402

Switzerland — 12.8%
Actelion Ltd.*	7,467	407,147
Givaudan SA	2,210	2,186,411
Julius Baer Holding AG	15,600	1,149,854
Nestle SA	12,597	6,294,695
Roche Holding AG	21,430	4,033,095
Swiss Reinsurance	21,730	1,898,175
Synthes, Inc.	14,390	2,012,658
UBS AG	53,335	1,549,943

		19,531,978

Thailand — 0.4%
Bangkok Bank PCL	149,510	660,057

United Kingdom — 9.5%
Diageo PLC	136,905	2,760,543
GlaxoSmithKline PLC	111,500	2,358,922
Ladbrokes PLC	191,655	1,183,889
Reckitt Benckiser Group PLC	57,330	3,175,582
Smiths Group PLC	71,019	1,324,902
Tesco PLC	101,227	761,407
William Hill PLC	133,110	992,639
WPP Group PLC	162,000	1,932,284

		14,490,168

United States — 32.1%
3M Co.	32,060	2,537,549
Alberto Culver Co.	18,800	515,308
American Express Co.	50,970	2,228,409
Bank of New York Mellon Corp. (The)	62,580	2,611,464
Chevron Corp.	16,430	1,402,465
DST Systems, Inc.*(a)	11,660	766,528
Exxon Mobil Corp.	24,350	2,059,523
General Mills, Inc.	41,900	2,508,972
Genworth Financial, Inc. (Class A Stock)	29,890	676,710
Goldman Sachs Group, Inc. (The)	3,440	568,942
Harley-Davidson, Inc.(a)	37,100	1,391,250
Intel Corp.(a)	68,430	1,449,347
Johnson & Johnson	53,530	3,472,491
Medtronic, Inc.	35,170	1,701,173
NIKE, Inc. (Class B Stock)	44,590	3,032,120
Omnicom Group, Inc.	32,540	1,437,617
Oracle Corp.*	88,050	1,722,258
PepsiCo, Inc.	25,570	1,846,154
Pitney Bowes, Inc.	8,160	285,763
Praxair, Inc.	16,860	1,420,118

Procter & Gamble Co.	28,498	1,996,855
Rockwell Automation, Inc.	26,110	1,499,236
Sally Beauty Holdings, Inc.*(a)	36,390	251,091
State Street Corp.	31,150	2,460,850
Thermo Fisher Scientific, Inc.*	25,560	1,452,830
United Parcel Service, Inc. (Class B Stock)(a)	29,820	2,177,456
Viacom, Inc. (Class B Stock)*	18,880	748,026
Walgreen Co.(a)	47,880	1,823,749
Walt Disney Co. (The)	64,000	2,008,320
Zimmer Holdings, Inc.*	13,620	1,060,453

		49,113,027

TOTAL LONG-TERM INVESTMENTS (cost $144,399,223)		150,798,682

SHORT-TERM INVESTMENTS — 4.8%

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#

COMMERCIAL PAPER — 0.8%

Societe Generale NA (cost $1,193,000)
2.80%	04/01/08	A1	$1,193	1,193,000

	Shares

AFFILIATED MONEY MARKET MUTUAL FUND — 4.0%
Dryden Core Investment Fund - Taxable Money Market Series (cost $6,142,205; includes $6,142,205 of cash collateral for securities on loan)(b)(w)	6,142,205	6,142,205

TOTAL SHORT-TERM INVESTMENTS (cost $7,335,205)		7,335,205

TOTAL INVESTMENTS — 103.3% (cost $151,734,428)		158,133,887
Liabilities in excess of other assets — (3.3)%		(5,095,891)

NET ASSETS — 100.0%		$153,037,996

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The rating reflected is as of March 31, 2008. Rating of certain bonds may have changed subsequent to that date.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $5,930,745; cash collateral of $6,142,205 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$156,940,887	—
Level 2 - Other Significant Observable Inputs	1,193,000	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$158,133,887	—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and March 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2008 were as follows:

Chemicals	7.4%
Financial - Bank & Trust	7.0
Beverages	6.4
Food	6.2
Pharmaceuticals	6.0
Consumer Products & Services	5.5
Oil, Gas & Consumable Fuels	5.4
Diversified Manufacturing	4.6
Affiliated Money Market Mutual Fund (4.0% represents investments purchased with collateral from securities on loan)	4.0
Electronic Components & Equipment	4.0
Insurance	3.1
Transportation	3.1
Entertainment & Leisure	2.8
Financial Services	2.7
Office Equipment	2.7
Medical Supplies & Equipment	2.4
Healthcare-Products	2.3
Advertising	2.2
Semiconductors	2.2
Retail & Merchandising	2.2
Automobile Manufacturers	1.8
Conglomerates	1.7
Oil & Gas	1.7
Computer Services & Software	1.6
Telecommunications	1.6
Household Products	1.2
Retail	1.2
Utilities	1.2
Electric	1.1
Electronics	1.0
Commercial Paper	0.8
Entertainment	0.8
Industrial Products	0.7
Commercial Services	0.7
Healthcare Equipment & Supplies	0.7
Media	0.7
Railroads	0.5
Broadcasting	0.5
Electronic Equipment & Instruments	0.5
Automotive Parts	0.5
Diversified Financial Services	0.4
Building Materials	0.2

103.3%
Liabilities in excess of other assets	(3.3)

100.0%

AST MFS GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 96.6%

COMMON STOCKS

Advertising — 0.8%
Omnicom Group, Inc.	62,300	$2,752,414

Aerospace — 1.5%
Julius Baer Holding AG	24,734	1,823,108
Raytheon Co.(a)	54,000	3,488,940

		5,312,048

Aerospace & Defense — 1.1%
Lockheed Martin Corp.	13,500	1,340,550
United Technologies Corp.	33,060	2,275,189

		3,615,739

Agricultural Operations — 0.2%
Archer-Daniels-Midland Co.(a)	16,200	666,792

Beverages — 2.5%
Coca-Cola Co.	14,700	894,789
Diageo PLC (United Kingdom)	144,200	2,907,639
PepsiCo, Inc.	67,020	4,838,844

		8,641,272

Biotechnology — 0.8%
Genentech, Inc.*	32,000	2,597,760

Building & Construction — 0.4%
Foster Wheeler Ltd.*	24,000	1,358,880

Business Services — 0.9%
Amdocs Ltd.*	106,610	3,023,460

Cable Television — 1.1%
Rogers Communications, Inc. (Class B Stock) (Canada)(a)	102,100	3,667,432

Chemicals — 1.8%
Airgas, Inc.	26,600	1,209,502
Praxair, Inc.	58,200	4,902,186

		6,111,688

Commercial Services — 0.1%
Moody’s Corp.	10,100	351,783

Computer Hardware — 3.9%
Apple, Inc.*	27,120	3,891,720
Hewlett-Packard Co.	80,700	3,684,762
International Business Machines Corp.	50,400	5,803,056

		13,379,538

Computer Services & Software — 5.8%
Activision, Inc.*(a)	141,900	3,875,289
Automatic Data Processing, Inc.	53,400	2,263,626
EMC Corp.*(a)	174,370	2,500,466
Nuance Communications, Inc.*(a)	131,500	2,289,415
Research In Motion Ltd.*	20,700	2,323,161
Salesforce.com, Inc.*(a)	42,100	2,436,327
Western Union Co.	195,400	4,156,158

		19,844,442

Computer Networking — 0.3%
NetApp, Inc.*	50,600	1,014,530

Conglomerates — 1.1%
3M Co.	20,200	1,598,830
General Electric Co.	57,140	2,114,751

		3,713,581

Construction — 0.3%
Fluor Corp.(a)	6,800	959,888

Consumer Products & Services — 3.2%
Avon Products, Inc.	100,600	3,977,724
Lauder, (Estee) Cos., Inc. (The) (Class A Stock)(a)	53,600	2,457,560
Procter & Gamble Co.(a)	67,400	4,722,718

		11,158,002

Diversified Operations — 0.4%
Tyco International Ltd.	30,700	1,352,335

Electronic Components & Equipment — 0.4%
Tyco Electronics Ltd. (Bermuda)	43,100	1,479,192

Entertainment & Leisure — 3.1%
International Game Technology Group, Inc.(a)	24,500	985,145
Nintendo Co. Ltd. (Japan)	5,300	2,732,946
Royal Caribbean Cruises Ltd.(a)	74,300	2,444,470
Walt Disney Co. (The)	141,000	4,424,580

		10,587,141

Farming & Agriculture — 0.7%
Monsanto Co.	23,000	2,564,500

Financial - Bank & Trust — 1.3%
State Street Corp.	55,800	4,408,200

Financial - Brokerage — 0.8%
Visa, Inc.*(a)	44,940	2,802,458

Financial Services — 4.0%
American Express Co.	29,900	1,307,228
Bank of New York Mellon Corp. (The)	73,700	3,075,501
CME Group, Inc.(a)	2,500	1,172,750
Deutsche Bank AG (Germany)	11,200	1,804,102
JPMorgan Chase & Co.	87,800	3,771,010
Price, (T. Rowe) Group, Inc.	13,600	680,000
Schwab, (Charles) Corp.	111,200	2,093,896

		13,904,487

Food — 3.0%
General Mills, Inc.	60,100	3,598,788
Nestle SA (Switzerland)	13,574	6,782,900

		10,381,688

Healthcare Products — 1.1%
Stryker Corp.(a)	58,200	3,785,910

Healthcare Services — 0.7%
Laboratory Corp. of America Holdings*	11,800	869,424
Millipore Corp.*(a)	20,200	1,361,682

		2,231,106

Insurance — 1.6%
AFLAC, Inc.	27,200	1,766,640
MetLife, Inc.	61,400	3,699,964

		5,466,604

Internet Services — 3.8%
Atheros Communications, Inc.*	16,600	345,944
eBay, Inc.*	31,700	945,928
Google, Inc. (Class A Stock)*	13,330	5,871,465
MasterCard, Inc. (Class A Stock)	1,700	379,083
Priceline.com, Inc.*(a)	10,100	1,220,686
VeriSign, Inc.*(a)	133,600	4,440,864

		13,203,970

Machinery & Equipment — 2.5%
Bucyrus International, Inc. (Class A Stock)	18,100	1,839,865
Caterpillar, Inc.(a)	22,500	1,761,525
Thermo Fisher Scientific, Inc.*	88,400	5,024,656

		8,626,046

Media — 0.2%
McGraw-Hill Cos., Inc.	18,800	694,660

Medical Supplies & Equipment — 9.5%
Abbott Laboratories	100,200	5,526,030
Bard (C.R.), Inc.(a)	20,400	1,966,560
Baxter International, Inc.	48,500	2,804,270
Becton Dickinson & Co.	57,600	4,944,960
Charles River Laboratories International, Inc.*	12,100	713,174
Genzyme Corp.*(a)	81,780	6,095,881
Medtronic, Inc.	111,590	5,397,608
St. Jude Medical, Inc.*(a)	66,800	2,885,092
Synthes, Inc.	16,700	2,335,747

		32,669,322

Metals & Mining — 1.0%
Companhia Vale Do Rio Doce, ADR (Brazil)(a)	100,800	3,491,712

Miscellaneous Manufacturing — 1.2%
Danaher Corp.	56,400	4,288,092

Multimedia — 0.5%
News Corp. (Class A Stock)	92,000	1,725,000

Network/Hardware — 4.0%
Cisco Systems, Inc.*	246,260	5,932,404
Corning, Inc.	144,300	3,468,972
Nokia Corp. (Class A Stock), ADR (Finland)	98,300	3,128,889
QUALCOMM, Inc.	34,660	1,421,060

		13,951,325

Oil & Gas — 7.7%
Apache Corp.(a)	34,300	4,144,126
Halliburton Co.	125,600	4,939,848
Hess Corp.	32,800	2,892,304
Marathon Oil Corp.	33,600	1,532,160
Schlumberger Ltd.	56,600	4,924,200
Weatherford International Ltd.*(a)	60,300	4,369,941
XTO Energy, Inc.	62,650	3,875,529

		26,678,108

Petroleum Exploration & Production — 0.1%
Ultra Petroleum Corp.*(a)	4,500	348,750

Pharmaceuticals — 4.3%
Celgene Corp.*(a)	32,200	1,973,538
Elan Corp. PLC, ADR (United Kingdom)*(a)	62,100	1,295,406
Gilead Sciences, Inc.*	87,100	4,488,263
Merck & Co., Inc.	61,700	2,341,515
Merck KGAA (Germany)	10,900	1,343,463
Roche Holding AG
(Switzerland)	18,840	3,545,661

		14,987,846

Restaurants — 1.0%
Red Robin Gourmet Burgers, Inc.*	14,700	552,279
Yum! Brands, Inc.	80,500	2,995,405

		3,547,684

Retail — 0.6%
Costco Wholesale, Inc.	32,800	2,131,016

Retail & Merchandising — 6.5%
CVS Corp.	156,818	6,352,697
Kohl’s Corp.*(a)	62,100	2,663,469
Lowe’s Cos., Inc.	38,500	883,190
NIKE, Inc. (Class B Stock)	63,000	4,284,000
Nordstrom, Inc.(a)	80,900	2,637,340
Staples, Inc.	38,300	846,813
Wal-Mart Stores, Inc.	89,000	4,688,520

		22,356,029

Semiconductors — 2.9%
Applied Materials, Inc.(a)	42,700	833,077
Intel Corp.(a)	215,900	4,572,762
Intersil Corp. (Class A Stock)(a)	110,100	2,826,267
Marvell Technology Group Ltd. (Bermuda)*	148,800	1,618,945

		9,851,051

Software — 4.9%
Electronic Arts, Inc.*	21,100	1,053,312
Microsoft Corp.	306,070	8,686,267
Oracle Corp.*	373,320	7,302,139

		17,041,718

Telecommunications — 1.9%
America Movil S.A.B. de C.V. (Class L Stock), ADR (Mexico)(a)	89,860	5,723,183
Quanta Services, Inc.*	41,800	968,506

		6,691,689

Transportation — 1.1%
Burlington Northern Santa Fe Corp.	9,900	912,978
Union Pacific Corp.	23,500	2,946,430

		3,859,408

TOTAL LONG-TERM INVESTMENTS (cost $330,597,792)		333,276,296

SHORT-TERM INVESTMENTS — 19.6%

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#

COMMERCIAL PAPER — 2.0%

GE Capital (n) 2.50%	04/01/08	NR	$6,897	6,897,000
(cost $6,897,000)

	Shares

AFFILIATED MONEY MARKET MUTUAL FUND — 17.6%
Dryden Core Investment Fund - Taxable Money Market Series (cost $60,515,530; includes $60,496,805 of cash collateral for securities on loan)(b)(w)	60,515,530	60,515,530

TOTAL SHORT-TERM INVESTMENTS (cost $67,412,530)		67,412,530

TOTAL INVESTMENTS — 116.2% (cost $398,010,322)		400,688,826
Liabilities in excess of other assets — (16.2)%		(55,814,945)

NET ASSETS — 100.0%		$344,873,881

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

NR	Not Rated by Moody’s or Standard & Poor’s

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The rating reflected is as of March 31, 2008. Rating of certain bonds may have changed subsequent to that date.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $58,537,920; cash collateral of $60,496,805 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(n)	Rates shown are the effective yields at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$393,791,826	—
Level 2 - Other Significant Observable Inputs	6,897,000	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$400,688,826	—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and March 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

AST MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 97.0%
COMMON STOCKS
Automotive Parts — 1.1%
BorgWarner, Inc.	48,400	$2,082,652

Banks — 1.6%
East West Bancorp, Inc.	50,600	898,150
Northern Trust Corp.	31,300	2,080,511

		2,978,661

Building Materials — 1.1%
Masco Corp.(a)	101,900	2,020,677

Chemicals — 3.4%
Eastman Chemical Co.	26,200	1,636,190
International Flavors & Fragrances, Inc.	66,100	2,911,705
Rohm & Haas Co.	17,000	919,360
Valspar Corp. (The)	45,800	908,672

		6,375,927

Clothing & Apparel — 1.4%
VF Corp.	34,200	2,650,842

Commercial Services — 1.1%
United Rentals, Inc.*	103,200	1,944,288

Computer Hardware — 2.8%
Affiliated Computer Services, Inc. (Class A Stock)*	29,000	1,453,190
CACI International, Inc. (Class A Stock)*(a)	21,400	974,770
Cadence Design Systems, Inc.*(a)	258,300	2,758,644

		5,186,604

Computer Services & Software — 2.6%
Autodesk, Inc.*(a)	38,500	1,211,980
Computer Sciences Corp.*	63,887	2,605,951
Global Payments, Inc.	22,200	918,192

		4,736,123

Construction — 1.4%
D.R. Horton, Inc.	111,900	1,762,425
Pulte Homes, Inc.	59,200	861,360

		2,623,785

Consumer Products & Services — 0.6%
Scotts Miracle-Gro Co. (The) (Class A Stock)(a)	33,300	1,079,586

Containers & Packaging — 2.0%
Sonoco Products Co.	131,200	3,756,256

Diversified — 2.0%
AptarGroup, Inc.	94,900	3,694,457

Drugs & Healthcare — 1.3%
IMS Health, Inc.	111,800	2,348,918

Electronic Components — 2.5%
Flextronics International Ltd. (Singapore)*(a)	404,500	3,798,255
Harman International Industries, Inc.(a)	19,900	866,446

		4,664,701

Energy Delivery — 0.8%
Integrys Energy Group, Inc.(a)	30,500	1,422,520

Entertainment & Leisure — 0.5%
Scientific Games Corp. (Class A Stock)*(a)	48,200	1,017,502

Financial - Bank & Trust — 3.2%
Astoria Financial Corp.(a)	64,200	1,743,672
Bank of Hawaii Corp.(a)	17,800	882,168
Comerica, Inc.(a)	93,000	3,262,440

		5,888,280

Financial Services — 2.2%
Eaton Vance Corp.	59,000	1,800,090
Jefferies Group, Inc.(a)	61,800	996,834
Raymond James Financial, Inc.	58,000	1,332,840

		4,129,764

Food Products — 2.1%
Sara Lee Corp.	208,600	2,916,228
Smucker, (J.M.) Co. (The)	19,600	991,956

		3,908,184

Gas Utilities — 0.5%
Energen Corp.	15,000	934,500

Healthcare Equipment & Services — 1.5%
Express Scripts, Inc.*	42,900	2,759,328

Healthcare Providers & Services — 2.2%
Covance, Inc.*	34,200	2,837,574
Coventry Health Care, Inc.*(a)	29,800	1,202,430

		4,040,004

Hotels, Restaurants & Leisure — 2.4%
International Game Technology	56,600	2,275,886
Yum! Brands, Inc.	58,800	2,187,948

		4,463,834

Insurance — 7.2%
CIGNA Corp.	20,500	831,685
Endurance Specialty Holdings Ltd. (Bermuda)(a)	21,800	797,880
Genworth Financial, Inc. (Class A Stock)	81,000	1,833,840
Lincoln National Corp.	53,700	2,792,400
Protective Life Corp.	47,700	1,934,712
Reinsurance Group of America, Inc.(a)	32,600	1,774,744
Safeco Corp.(a)	78,500	3,444,580

		13,409,841

Leisure Equipment & Products — 1.1%
Mattel, Inc.	104,900	2,087,510

Machinery & Equipment — 3.4%
Cummins, Inc.	81,500	3,815,830
Eaton Corp.	22,700	1,808,509
Snap-on, Inc.	10,400	528,840

		6,153,179

Manufacturing — 1.3%
Harsco Corp.(a)	43,900	2,431,182

Medical Supplies & Equipment — 3.7%
Bard (C.R.), Inc.(a)	17,300	1,667,720
Beckman Coulter, Inc.(a)	80,400	5,189,820

		6,857,540

Multi-Utilities & Unregulated Power — 1.5%
SCANA Corp.	75,100	2,747,158

Oil, Gas & Consumable Fuels — 9.3%
Chesapeake Energy Corp.	75,100	3,465,865
Newfield Exploration Co.*	42,500	2,246,125
Noble Corp. (Cayman Islands)	37,900	1,882,493
Oneok, Inc.	32,600	1,454,938
Pioneer Natural Resources Co.	37,400	1,837,088
Questar Corp.(a)	47,100	2,663,976
XTO Energy, Inc.	58,050	3,590,973

		17,141,458

Pharmaceuticals — 1.0%
Barr Pharmaceuticals, Inc.*	37,700	1,821,287

Printing & Publishing — 1.9%
Donnelley, (R.R.) & Sons Co.	117,500	3,561,425

Railroads — 1.2%
Union Pacific Corp.	17,700	2,219,226

Real Estate Investment Trusts — 5.8%
Apartment Investment & Management Co. (Class A Stock)(a)	51,508	1,844,501
Boston Properties, Inc.(a)	21,500	1,979,505
Duke Realty Corp.(a)	162,500	3,706,625
Simon Property Group, Inc.(a)	21,100	1,960,401
SL Green Realty Corp.(a)	14,600	1,189,462

		10,680,494

Restaurants — 3.3%
Brinker International, Inc.(a)	41,700	773,535
Darden Restaurants, Inc.	163,600	5,325,180

		6,098,715

Retail & Merchandising — 3.0%
Family Dollar Stores, Inc.	93,300	1,819,350
Ruddick Corp.(a)	54,100	1,994,126
TJX Cos., Inc.(a)	54,700	1,808,929

		5,622,405

Semiconductors — 1.5%
International Rectifier Corp.*(a)	44,800	963,200
Microchip Technology, Inc.(a)	53,200	1,741,236

		2,704,436

Specialty Retail — 0.6%
CarMax, Inc.*(a)	56,800	1,103,056

Telecommunication Services — 1.2%
Harris Corp.	45,600	2,212,968

Telecommunications — 3.4%
American Tower Corp. (Class A Stock)*	78,100	3,062,301
Comtech Telecommunications Corp.*(a)	21,000	819,000
Corning, Inc.	100,800	2,423,232

		6,304,533

Transportation — 3.8%
CSX Corp.	45,400	2,545,578
GATX Corp.(a)	42,200	1,648,754
Werner Enterprises, Inc.(a)	156,900	2,912,064

		7,106,396

Utilities — 2.5%
Idacorp, Inc.(a)	88,200	2,832,102
Pinnacle West Capital Corp.(a)	49,800	1,746,984

		4,579,086

TOTAL LONG-TERM INVESTMENTS (cost $190,225,991)		179,549,288

SHORT-TERM INVESTMENT — 25.4%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $46,978,307; includes $40,451,608 of cash collateral for securities on loan)(b)(w)	46,978,307	46,978,307

TOTAL INVESTMENTS — 122.4% (cost $237,204,298)		226,527,595

Liabilities in excess of other assets — (22.4)%		(41,492,850)

NET ASSETS — 100.0%		$185,034,745

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $38,969,838; cash collateral of $40,451,608 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$226,527,595	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$226,527,595	—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and March 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

AST MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CERTIFICATES OF DEPOSIT — 20.7%

Banco Santander	3.03%		05/27/08	$70,000	$70,000,000
Barclays Bank PLC	2.65%		06/24/08	90,000	90,000,000
Branch Banking	2.935%		06/11/08	40,000	40,000,000
Fortis Bank	3.04%		05/14/08	50,000	50,000,000
National Bank of Canada	4.28%		04/11/08	90,000	90,000,247
National Bank of Canada	5.405%		06/07/08	13,000	13,057,715
Royal Bank of Scotland (New York)	3.03%		05/20/08	100,000	100,000,000
State Street Bank	2.80%		06/12/08	50,000	50,000,000

					503,057,962

COMMERCIAL PAPER (n)— 45.3%

Bank of America	2.88%		06/13/08	10,491	10,429,733
Calyon North America, Inc.	4.30%		04/10/08	50,000	49,946,250
CBA (Delaware) Finance	3.00%		05/15/08	32,000	31,882,667
CBA (Delaware) Finance	3.00%		05/21/08	80,000	79,666,667
Citigroup Funding, Inc.	3.06%		05/16/08	50,000	49,808,750
Citigroup Funding, Inc.	3.10%		05/15/08	50,000	49,810,556
Citigroup Funding, Inc.	3.10%		05/27/08	15,000	14,927,667
Dexia Delaware	3.04%		05/27/08	30,250	30,106,951
Fortis Funding, 144A	3.02%		05/19/08	20,000	19,919,467
Fortis Funding, 144A	3.035%		05/27/08	40,000	39,811,156
General Electric Capital Corp.	2.90%		05/22/08	12,000	11,950,700
JPMorgan Chase & Co.	2.94%		05/12/08	37,874	37,747,185
Long Lane Trust, 144A	3.04%		04/14/08	49,000	48,946,209
Long Lane Trust, 144A	3.30%		04/04/08	7,935	7,932,818
National Funding Corp., 144A	2.89%		06/03/08	59,991	59,687,595
Old Line Funding Corp., 144A	3.10%		04/04/08	13,148	13,144,603
PNC Funding Corp.	3.225%		04/28/08	50,000	49,879,062
Prudential PLC, 144A	3.50%		04/22/08	33,800	33,730,992
Societe Generale NA	4.535%		04/08/08	35,000	34,969,137
Societe Generale NA	4.56%		04/03/08	7,531	7,529,092
Stadshypotek, 144A	3.01%		05/19/08	20,000	19,919,733
Stadshypotek, 144A	3.055%		05/22/08	70,000	69,697,046
Swedbank Mortgage AB	2.94%		06/06/08	20,000	19,892,200
Swedbank Mortgage AB	3.10%		05/23/08	27,000	26,879,100
Swedbank Mortgage AB, 144A	3.13%		05/22/08	30,000	29,866,975
Swedbank Mortgage AB, 144A	3.89%		04/22/08	4,000	3,990,923
Toronto Holding Corp., 144A	2.485%		06/19/08	76,841	76,421,971
Tulip Funding Corp.	2.77%		04/21/08	30,000	29,953,833
Tulip Funding Corp.	3.00%		04/15/08	19,000	18,977,833
Tulip Funding Corp.	3.035%		04/14/08	35,000	34,961,641
Tulip Funding Corp.	3.05%		04/10/08	16,000	15,987,800
Westpac Banking Corp., 144A	4.68%		05/02/08	14,878	14,818,042
Westpac Securities NZ LT, 144A	3.305%		01/28/09	60,000	60,000,000

					1,103,194,354

CORPORATE OBLIGATIONS — 22.6%

American General Finance Corp., Notes, 144A	2.877%		08/14/08	5,000	5,000,000
Banco Espanol de Credito SA, 144A (Spain)	3.941%		08/11/08	50,000	50,000,000
Bank of America NA	5.29%		05/22/08	50,000	50,000,000
Caja Madrid, Sr. Unsec’d. Notes, 144A (Spain)	4.044%		08/12/08	24,000	24,000,000
DNB NOR Bank ASA, Notes, 144A	2.599%		08/22/08	50,000	50,000,000
Goldman Sachs Group, Inc. (The), Bonds	2.639%		12/23/08	6,850	6,817,066
Goldman Sachs Group, Inc. (The), Notes, MTN	3.406	% (c)	07/29/08	15,000	14,987,182

HSBC Financial Corp., Notes	3.10	% (c)	09/06/08	60,000	60,000,000
HSBC USA, Inc., Sr. Unsec’d. Notes, MTN	2.828%		08/15/08	500	500,000
Irish Life & Permanent PLC, Sr. Unsec’d. Notes, 144A, MTN (Ireland)	2.649%		08/20/08	2,000	2,000,000
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	2.779%		09/25/08	15,000	14,995,446
JPMorgan Chase & Co., MTN	3.00	% (c)	08/11/08	47,000	47,000,000
JPMorgan Chase & Co., MTN	3.109%		09/02/08	35,000	35,000,000
Kommunalkredit Austria AG, Notes, 144A (Austria)	2.629%		08/22/08	11,000	11,000,000
Merrill Lynch & Co., Inc., Notes, MTN	2.958%		08/14/08	500	500,026
Merrill Lynch & Co., Inc., Notes, MTN	3.888	% (c)	10/23/08	20,000	19,972,875
Metropolitan Life Insurance Co.(g)	3.179	% (c)	04/01/08	42,000	42,000,000
Nationwide Building Society, Sr. Notes, 144A	2.751	% (c)	07/28/08	72,000	72,006,968
Nationwide Building Society, Notes, 144A (United Kingdom)	3.135	% (c)	10/06/08	5,000	5,000,000
Nordea Bank AB, Unsec’d., 144A	3.048%		09/08/08	40,000	40,000,000

					550,779,563

LOAN PARTICIPATION — 2.1%

Archer Daniels Midland Co.(g) (cost $50,000,000)	2.93%		04/25/08	50,000	50,000,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.3%

Federal Home Loan Bank	2.24%		02/19/09	45,000	45,000,000
Federal Home Loan Bank	2.27%		02/23/09	50,000	50,000,000
Federal Home Loan Bank	2.315%		02/27/09	60,000	60,000,000
Federal Home Loan Bank	2.35%		03/27/09	50,000	50,000,000
Federal Home Loan Bank	2.718	% (c)	02/17/09	20,000	20,000,000

					225,000,000

TOTAL INVESTMENTS—100.0% (cost $2,432,031,879) †					2,432,031,879
Other assets in excess of liabilities					699,265

NET ASSETS — 100.0%					$2,432,731,144

The following abbreviations are used in the portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

MTN Medium Term Note

#	Principal amount is shown in U.S. dollars unless otherwise stated.

†	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

(c)	Indicates a variable rate security.

(g)	Indicates a security that has been deemed illiquid.

(n)	Rates shown are the effective yields at purchase date.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*

Level 1 - Quoted Prices	—	—
Level 2 - Other Significant Observable Inputs	$2,432,031,879	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$2,432,031,879	—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and March 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

AST NEUBERGER BERMAN MID-CAP GROWTH

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.8%

COMMON STOCKS

Advertising — 0.9%
Focus Media Holding Ltd., ADR (Cayman Islands)*(a)	150,000	$5,272,500

Aerospace — 4.5%
AerCap Holdings NV (Netherlands)*	327,000	5,748,660
BE Aerospace, Inc.*	248,200	8,674,590
CAE, Inc. (Canada)	640,000	7,238,400
Rockwell Collins, Inc.	110,000	6,286,500

		27,948,150

Banks — 0.8%
Northern Trust Corp.	76,000	5,051,720

Beverages — 0.9%
Hansen Natural Corp.*(a)	161,500	5,700,950

Biotechnology — 0.4%
Applera Corp. - Celera Genomics Group*(a)	171,000	2,513,700

Business Services — 4.5%
Alliance Data Systems Corp.*(a)	102,000	4,846,020
Iron Mountain, Inc.*	247,500	6,543,900
LKQ Corp.*	180,000	4,044,600
MasterCard, Inc. (Class A Stock)(a)	42,000	9,365,580
Total System Services, Inc.	122,500	2,898,350

		27,698,450

Capital Markets — 1.2%
Lazard Ltd. (Class A Stock) (Bermuda)(a)	195,000	7,449,000

Chemicals — 2.8%
Airgas, Inc.	180,000	8,184,600
Ecolab, Inc.	207,500	9,011,725

		17,196,325

Commercial Services — 2.5%
Corrections Corp. of America*(a)	296,500	8,159,680
Pharmaceutical Product Development, Inc.	180,500	7,562,950

		15,722,630

Computer Hardware — 2.1%
Cognizant Technology Solutions Corp. (Class A Stock)*	447,000	12,887,010

Computer Services & Software — 7.1%
Activision, Inc.*(a)	482,500	13,177,075
Autodesk, Inc.*(a)	135,000	4,249,800
Cerner Corp.*(a)	166,500	6,207,120
Fiserv, Inc.*(a)	49,000	2,356,410
IHS, Inc. (Class A Stock)*(a)	124,000	7,974,440
Microsemi Corp.*(a)	171,000	3,898,800
Omniture, Inc.*(a)	83,000	1,926,430
Salesforce.com, Inc.*(a)	74,500	4,311,315

		44,101,390

Construction — 0.6%
Shaw Group, Inc. (The)*(a)	74,000	3,488,360

Consumer Products & Services — 1.9%
Bare Escentuals, Inc.*(a)	195,000	4,566,900
Chattem, Inc.*(a)	109,000	7,231,060

		11,797,960

Diversified Financial Services — 0.9%
GFI Group, Inc.(a)	93,000	5,328,900

Education — 2.6%
DeVry, Inc.(a)	200,000	8,368,000
Strayer Education, Inc.	51,000	7,777,500

		16,145,500

Electronic Components — 3.6%
AMETEK, Inc.	93,000	4,083,630
Dolby Laboratories, Inc. (Class A Stock)*(a)	170,500	6,182,330
Energizer Holdings, Inc.*(a)	62,000	5,609,760
Trimble Navigation Ltd.*(a)	235,000	6,718,650

		22,594,370

Energy — 0.4%
Covanta Holding Corp.*(a)	100,000	2,750,000

Engineering/R&D Services — 1.7%
Fluor Corp.	76,000	10,728,160

Entertainment & Leisure — 4.4%
Bally Technologies, Inc.*(a)	81,000	2,781,540
Melco PBL Entertainment (Macau) Ltd., ADR (Hong Kong)*(a)	380,000	4,324,400
Penn National Gaming, Inc.*	160,000	6,996,800
Scientific Games Corp. (Class A Stock)*	135,700	2,864,627
WMS Industries, Inc.*(a)	282,500	10,161,525

		27,128,892

Financial - Bank & Trust — 1.3%
Intercontinental Exchange, Inc.*(a)	63,000	8,221,500

Financial Services — 3.1%
Affiliated Managers Group, Inc.*(a)	52,000	4,718,480
FCStone Group, Inc.*(a)	105,000	2,908,500
Huron Consulting Group, Inc.*(a)	61,000	2,534,550
Jefferies Group, Inc.(a)	147,500	2,379,175
Visa, Inc.*	110,000	6,859,600

		19,400,305

Food & Drug Retailers — 0.7%
Perrigo Co.(a)	109,500	4,131,435

Healthcare Providers & Services — 1.1%
Express Scripts, Inc.*(a)	107,500	6,914,400

Healthcare Services — 0.8%
VCA Antech, Inc.*(a)	170,500	4,663,175

Hotels, Restaurants & Leisure — 0.9%
Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)(a)	122,000	5,265,520

Industrial Products — 2.7%
Fastenal Co.(a)	124,000	5,695,320
Precision Castparts Corp.	108,000	11,024,640

		16,719,960

Internet Services — 0.8%
Juniper Networks, Inc.*(a)	190,000	4,750,000

Machinery & Equipment — 0.3%
Chart Industries, Inc.*	56,000	1,895,040

Manufacturing — 1.2%
Danaher Corp.	99,500	7,564,985

Medical Supplies & Equipment — 8.9%
Bard, (C.R.), Inc.	105,000	10,122,000
Charles River Laboratories International, Inc.*	27,000	1,591,380
Gen-Probe, Inc.*	120,500	5,808,100
Hologic, Inc.*(a)	253,572	14,098,603
IDEXX Laboratories, Inc.*(a)	91,902	4,527,093
Intuitive Surgical, Inc.*(a)	29,000	9,406,150
Myriad Genetics, Inc.*(a)	100,000	4,029,000
Wright Medical Group, Inc.*(a)	222,000	5,359,080

		54,941,406

Metals & Mining — 0.3%
Cleveland-Cliffs, Inc.	13,000	1,557,660

Oil, Gas & Consumable Fuels — 12.4%
Concho Resources, Inc.*	180,500	4,628,020
Continental Resources, Inc.*	128,500	4,097,865
Denbury Resources, Inc.*(a)	540,000	15,417,000
Dresser-Rand Group, Inc.*	60,000	1,845,000
ION Geophysical Corp.*(a)	234,000	3,229,200
Murphy Oil Corp.	62,000	5,092,680
Nabors Industries Ltd. (Bermuda)*	48,500	1,637,845
National Oilwell Varco, Inc.*(a)	138,000	8,056,440
Range Resources Corp.(a)	220,000	13,959,000
Smith International, Inc.	111,000	7,129,530
Southwestern Energy Co.*(a)	105,000	3,537,450
XTO Energy, Inc.	136,750	8,459,355

		77,089,385

Pharmaceuticals — 1.6%
BioMarin Pharmaceutical, Inc.*(a)	92,500	3,271,725
United Therapeutics Corp.*(a)	76,000	6,589,200

		9,860,925

Printing & Publishing — 0.8%
VistaPrint Ltd. (Bermuda)*(a)	150,000	5,242,500

Retail & Merchandising — 2.7%
GameStop Corp. (Class A Stock)*(a)	157,400	8,139,154
Shoppers Drug Mart Corp.	171,000	8,652,871

		16,792,025

Retail - Auto Parts — 0.4%
Copart, Inc.*	64,500	2,500,020

Retail Apparel — 1.0%
Abercrombie & Fitch Co. (Class A Stock)	83,500	6,107,190

Semiconductors — 2.9%
Itron, Inc.*	23,500	2,120,405
MEMC Electronic Materials, Inc.*	122,000	8,649,800
Microchip Technology, Inc.(a)	126,000	4,123,980
Varian Semiconductor Equipment Associates, Inc.*(a)	114,000	3,209,100

		18,103,285

Software — 2.0%
Ansys, Inc.*(a)	178,000	6,144,560
Citrix Systems, Inc.*(a)	214,500	6,291,285

		12,435,845

Specialty Retail — 1.1%
Urban Outfitters, Inc.*(a)	215,000	6,740,250

Telecommunications — 5.1%
American Tower Corp. (Class A Stock)*	224,500	8,802,645
Harris Corp.	109,500	5,314,035
NII Holdings, Inc.*	195,000	6,197,100
Polycom, Inc.*(a)	156,000	3,516,240
SBA Communications Corp. (Class A Stock)*(a)	262,500	7,830,375

		31,660,395

Textiles, Apparel & Luxury Goods — 0.9%
Guess? Inc.	140,000	5,665,800

Transportation — 1.8%
CH Robinson Worldwide, Inc.(a)	105,000	5,712,000
Expeditors International Washington, Inc.(a)	124,000	5,602,320

		11,314,320

Waste Management — 1.2%
Stericycle, Inc.*(a)	144,000	7,416,000

TOTAL LONG-TERM INVESTMENTS
(cost $536,907,131)		618,457,293

SHORT-TERM INVESTMENT — 38.5%

AFFILIATED MONEY MARKET MUTUAL FUND

Dryden Core Investment Fund - Taxable Money Market Series (cost $238,559,227; includes $236,247,212 of cash collateral for securities on loan)(b)(w)	238,559,227	238,559,227

TOTAL INVESTMENTS — 138.3%
(cost $775,466,358)		857,016,520
Liabilities in excess of other assets — (38.3)%		(237,441,501)

NET ASSETS — 100.0%		$619,575,019

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $227,156,071; cash collateral of $236,247,212 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$857,016,520	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$857,016,520	—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and March 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 95.5%

COMMON STOCKS

Aerospace — 2.3%
Empresa Brasileira de Aeronautica SA, ADR (Brazil)	178,600	$7,056,486
Spirit Aerosystems Holdings, Inc.*	487,100	10,803,878

		17,860,364

Auto Parts & Related — 1.0%
WABCO Holdings, Inc.	174,650	7,967,533

Beverages — 1.4%
Constellation Brands, Inc. (Class A Stock)*(a)	620,700	10,967,769

Commercial Services — 1.4%
McGraw-Hill Cos., Inc. (The)	300,400	11,099,780

Computer Hardware — 2.9%
Affiliated Computer Services, Inc. (Class A Stock)*(a)	277,600	13,910,536
Ingram Micro, Inc. (Class A Stock)*	518,400	8,206,272

		22,116,808

Computer Software — 1.3%
Cadence Design System, Inc.*	555,900	5,937,012
Take-Two Interactive Software, Inc.*	156,100	3,983,672

		9,920,684

Construction — 6.0%
Chicago Bridge & Iron Co. NV (Netherlands)	367,700	14,428,548
McDermott International, Inc.*	246,200	13,496,684
NVR, Inc.*(a)	29,200	17,447,000
Shaw Group, Inc.*	9,900	466,686

		45,838,918

Consumer Products & Services — 1.1%
Whirlpool Corp. (a)	101,400	8,799,492

Electronic Components & Equipment — 2.8%
Avnet, Inc.*	325,500	10,653,615
L-3 Communications Holdings, Inc. (a)	97,100	10,616,914

		21,270,529

Energy Services — 1.7%
NRG Energy, Inc.*(a)	341,000	13,295,590

Financial - Bank & Trust — 2.1%
Colonial BancGroup, Inc. (The)(a)	535,500	5,156,865
Zions Bancorp(a)	232,200	10,576,710

		15,733,575

Financial - Consumer — 0.9%
Legg Mason, Inc. (a)	128,200	7,176,636

Financial Services — 4.8%
Invesco Ltd.	512,200	12,477,192
Jefferies Group, Inc.(a)	707,400	11,410,362
Morgan Stanley	287,300	13,129,610

		37,017,164

Food — 2.9%
ConAgra Foods, Inc.	540,000	12,933,000
Smithfield Foods, Inc.*(a)	371,300	9,564,688

		22,497,688

Healthcare Services — 2.1%
Aetna, Inc.	243,400	10,244,706
Coventry Health Care, Inc.*(a)	140,750	5,679,263

		15,923,969

Insurance — 4.7%
Assurant, Inc.	223,255	13,587,299
CIGNA Corp.	257,400	10,442,718
StanCorp Financial Group, Inc.	254,600	12,146,966

		36,176,983

Internet Services — 1.1%
Check Point Software Technologies Ltd.*(a)	366,900	8,218,560

Machinery & Equipment — 4.0%
Eaton Corp.	141,200	11,249,404
Terex Corp.*	306,300	19,143,750

		30,393,154

Medical Supplies & Equipment — 1.3%
Covidien Ltd. (Bermuda)	218,100	9,650,925

Metals & Mining — 7.8%
Cleveland-Cliffs, Inc.	49,200	5,895,144
Freeport-McMoRan Copper & Gold, Inc.(a)	194,800	18,743,656
Sterlite Industries India Ltd., ADR (India)*	304,600	5,427,972
Teck Cominco Ltd. (Class B Stock) (Canada)	305,600	12,517,376
United States Steel Corp.	132,600	16,822,962

		59,407,110

Motorcycle — 1.1%
Harley-Davidson, Inc.(a)	218,900	8,208,750

Oil & Gas — 13.0%
Canadian Natural Resources Ltd. (Canada)	247,300	16,880,698
Denbury Resources, Inc.*(a)	340,100	9,709,855
National Oilwell Varco, Inc.*(a)	235,300	13,736,814
Noble Corp. (Cayman Islands)	331,100	16,445,737
Oceaneering International, Inc.*	155,000	9,765,000
Southwestern Energy Co.*(a)	248,000	8,355,120
Talisman Energy, Inc. (Canada)(a)	582,545	10,311,046
Whiting Petroleum Corp.*(a)	83,800	5,417,670
XTO Energy, Inc.	148,236	9,169,879

		99,791,819

Pharmaceuticals — 3.3%
Endo Pharmaceuticals Holdings, Inc.*	443,300	10,612,602
Shire Pharmaceuticals Group PLC, ADR (United Kingdom)(a)	249,600	14,466,816

		25,079,418

Real Estate Investment Trust — 3.4%
Annaly Mortgage Management, Inc.(a)	715,000	10,953,800

Developers Diversified Realty Corp.(a)	227,300	9,519,324
Ventas, Inc.	41,700	1,872,747
Vornado Realty Trust(a)	44,700	3,853,587

		26,199,458

Restaurants — 1.3%
Darden Restaurants, Inc.	295,900	9,631,545

Retail & Merchandising — 6.3%
Abercrombie & Fitch Co., (Class A Stock)(a)	74,000	5,412,360
J.C. Penney Co., Inc.(a)	271,000	10,219,410
Macy’s, Inc.	495,700	11,430,842
NBTY, Inc.*	519,000	15,544,050
TJX Cos., Inc.(a)	160,300	5,301,121

		47,907,783

Semiconductors — 1.0%
International Rectifier Corp.*(a)	360,400	7,748,600

Telecommunications — 0.8%
Arris Group, Inc.*(a)	1,032,300	6,007,986

Transportation — 2.4%
Eagle Bulk Shipping, Inc.(a)	414,400	10,674,944
Ship Finance International Ltd.(a)	285,722	7,508,774

		18,183,718

Utilities — 9.3%
Constellation Energy Group(a)	145,100	12,807,977
DPL, Inc.(a)	444,900	11,407,236
Dynegy, Inc. (Class A Stock)*	1,095,345	8,642,272
Entergy Corp.(a)	70,900	7,733,772
FirstEnergy Corp.	215,900	14,815,058
Mirant Corp.*(a)	116,800	4,250,352
PPL Corp.	250,400	11,498,368

		71,155,035

TOTAL LONG-TERM INVESTMENTS (cost $720,894,057)		731,247,343

SHORT-TERM INVESTMENT — 34.1%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $260,875,103; includes $229,172,703 of cash collateral for securities on loan)(b)(w)	260,875,103	260,875,103

TOTAL INVESTMENTS — 129.6% (cost $981,769,160)		992,122,446
Liabilities in excess of other assets — (29.6)%		(226,859,720)

NET ASSETS — 100.0%		$765,262,726

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $219,874,756; cash collateral of $229,172,703 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$992,122,446	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$992,122,446	—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and March 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 98.6%

COMMON STOCKS

Aerospace — 5.6%
CAE, Inc.	318,400	$3,601,104
Heico Corp.(a)	110,400	5,382,000

		8,983,104

Airlines — 1.3%
Grupo Aeroportuario del Sureste Sab de Cv (Mexico)	37,700	2,148,523

Biotechnology — 1.0%
Martek Biosciences Corp.*(a)	53,500	1,635,495

Broadcasting — 0.8%
Geoeye, Inc.*(a)	48,300	1,255,317

Business Services — 5.2%
FTI Consulting, Inc.*	31,700	2,251,968
Icon PLC*	40,641	2,637,194
Informatica Corp.*	115,900	1,977,254
Portfolio Recovery Associates, Inc.	32,500	1,393,925

		8,260,341

Chemicals — 2.3%
Rockwood Holdings, Inc.*	58,200	1,907,214
Terra Industries, Inc.*	48,000	1,705,440

		3,612,654

Commercial Services — 1.4%
Bankrate, Inc.*(a)	43,200	2,155,248

Computer Services & Software — 13.8%
Ansys, Inc.*(a)	68,500	2,364,620
Calgon Carbon Corp.*(a)	233,600	3,515,680
Concur Technologies, Inc.*(a)	86,400	2,682,720
GameStop Corp. (Class A Stock)*(a)	56,200	2,906,102
Nuance Communications, Inc.*(a)	183,000	3,186,030
Omniture, Inc.*(a)	117,900	2,736,459
Solera Holdings, Inc.*(a)	90,600	2,207,016
Stanley, Inc.*	82,200	2,421,612

		22,020,239

Consumer Products & Services — 2.3%
Geo Group, Inc. (The)*	128,700	3,660,228

Distribution/Wholesale — 1.0%
Central European Distribution Corp.*(a)	28,600	1,664,234

Education — 3.9%
American Public Education, Inc.*	45,500	1,381,835
Capella Education Co.*(a)	38,517	2,103,028
Strayer Education, Inc.(a)	18,000	2,745,000

		6,229,863

Electronic Components & Equipment — 3.5%
Axsys Technologies, Inc.*	62,400	3,112,512
Flir Systems, Inc.*(a)	81,700	2,458,353

		5,570,865

Energy - Energy Resources — 2.3%
Concho Resources, Inc.*	143,700	3,684,468

Entertainment & Leisure — 2.6%
Bally Technologies, Inc.*(a)	55,000	1,888,700
WMS Industries, Inc.*(a)	62,850	2,260,715

		4,149,415

Financial Services — 3.9%
Affiliated Managers Group, Inc.*(a)	24,100	2,186,834
GFI Group, Inc.(a)	30,300	1,736,190
Waddell & Reed Financial, Inc. (Class A Stock)	71,600	2,300,508

		6,223,532

Food — 2.0%
Chiquita Brands International, Inc.*(a)	140,100	3,237,711

Food Products — 1.3%
Diamond Foods, Inc.	111,900	2,029,866

Healthcare Services — 2.6%
Bio-Reference Labs, Inc.*(a)	64,600	1,707,378
Techne Corp.*	35,100	2,364,336

		4,071,714

Hotels & Motels — 3.2%
Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)(a)	118,800	5,127,408

Industrial Products — 1.4%
Enersys*(a)	91,300	2,183,896

Industrials - Components — 1.6%
Lindsay Manufacturing Co.(a)	25,000	2,561,750

Insurance — 1.5%
ProAssurance Corp.*(a)	43,900	2,363,137

Internet Services — 1.4%
Vocus, Inc.*(a)	85,750	2,263,800

Machinery & Equipment — 3.2%
Bucyrus International, Inc. (Class A Stock)	31,800	3,232,470
Middleby Corp. (The)*(a)	29,000	1,809,310

		5,041,780

Medical Supplies & Equipment — 4.3%
Illumina, Inc.*(a)	35,400	2,686,860
Natus Medical, Inc.*	91,800	1,666,170
Wright Medical Group, Inc.*(a)	102,300	2,469,522

		6,822,552

Metals & Mining — 1.4%
Alpha Natural Resources, Inc.*(a)	52,300	2,271,912

Oil & Gas — 4.7%
Arena Resources, Inc.*	117,100	4,532,941
Carrizo Oil & Gas, Inc.*(a)	49,600	2,939,792

		7,472,733

Personal Services — 1.2%
Cornell Cos., Inc.*	88,564	1,989,147

Pharmaceuticals — 1.6%
United Therapeutics Corp.*(a)	29,300	2,540,310

Retail & Merchandising — 6.2%
Cash America International, Inc.	42,100	1,532,440
EZCORP, Inc.*	136,800	1,684,008
Gymboree Corp.*	54,900	2,189,412
LKQ Corp.*(a)	87,400	1,963,878
Tractor Supply Co.*	62,700	2,477,904

		9,847,642

Semiconductors — 1.4%
Varian Semiconductor Equipment Associates, Inc.*(a)	81,850	2,304,078

Technology - Computer Software — 1.3%
Ultimate Software Group, Inc.*(a)	71,500	2,149,290

Telecommunications — 2.6%
SBA Communications Corp.*	136,700	4,077,761

Transportation — 4.8%
HUB Group, Inc. (Class A Stock)*(a)	52,400	1,723,436
Kirby Corp.*(a)	62,276	3,549,732
Old Dominion Freight Line, Inc.*(a)	73,800	2,349,054

		7,622,222

TOTAL LONG-TERM INVESTMENTS (cost $149,335,133)		157,232,235

SHORT-TERM INVESTMENT — 44.1%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $70,312,687; includes $68,322,845 of cash collateral for securities on loan)(b)(w)	70,312,687	70,312,687

TOTAL INVESTMENTS — 142.7%
(cost $219,647,820)		227,544,922
Liabilities in excess of other assets — (42.7)%		(68,116,094)

NET ASSETS — 100.0%		$159,428,828

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $65,747,510; cash collateral of $68,322,845 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$227,544,922	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$227,544,922	—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and March 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

AST NIEMANN CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 101.9%

AFFILIATED MUTUAL FUNDS — 96.4%
AST AllianceBernstein Growth & Income Portfolio	184,375	$3,750,189
AST International Growth Portfolio	68,287	1,118,535
AST Large-Cap Value Portfolio	225,941	3,834,224
AST Marsico Capital Growth Portfolio	108,477	2,193,412
AST Mid-Cap Value Portfolio*	24,077	266,290
AST Money Market Portfolio	5,866,941	5,866,941
AST Neuberger Berman Mid-Cap Growth Portfolio*	6,526	123,737
AST PIMCO Total Return Bond Portfolio	154,487	1,915,639
AST Small-Cap Value Portfolio	123,426	1,639,102
AST T. Rowe Price Large-Cap Growth Portfolio	145,728	1,518,483
AST Western Asset Core Plus Bond Portfolio	46,847	481,583

TOTAL AFFILIATED MUTUAL FUNDS
(cost $23,374,019)(w)		22,708,135

COMMON STOCKS — 5.5%

Exchange Traded Funds
iShares Lehman Treasury Inflation Protected Securities Fund	3,633	399,266
iShares MSCI Brazil Index Fund	2,760	212,603
iShares MSCI Taiwan Index Fund	15,528	246,119
PowerShare DB Agriculture Fund*	12,376	449,249

TOTAL COMMON STOCKS
(cost $1,335,484)		1,307,237

TOTAL INVESTMENTS — 101.9%
(cost $24,709,503)		24,015,372
Liabilities in excess of other assets — (1.9)%		(449,607)

NET ASSETS — 100.0%		$23,565,765

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$24,015,372	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$24,015,372	—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and March 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

AST PIMCO LIMITED MATURITY BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 125.2%

ASSET-BACKED SECURITIES — 4.8%

Argent Securities, Inc., Series 2006-M2, Class A2A	Aaa	2.649	%(c)	09/25/36	$1,703	$1,665,037
Bear Stearns Asset Backed Securities Trust, Series 2007-HE7, Class 1A1	Aaa	3.599	%(c)	10/25/37	6,123	5,737,613
Carrington Mortgage Loan Trust, Series HE1, Class A1	Aaa	2.699	%(c)	06/25/37	4,755	4,582,562
Countrywide Asset-Backed Certificates, Series 2006-8, Class 2S1	Aaa	2.629	%(c)	01/25/46	516	508,491
Countrywide Asset-Backed Certificates, Series 2006-11, Class 3AV1	Aaa	2.659	%(c)	09/25/46	774	758,133
Countrywide Asset-Backed Certificates, Series 2006-16, Class 2A1	Aaa	2.649	%(c)	10/25/46	2,023	1,986,471
Countrywide Asset-Backed Certificates, Series 2006-25, Class 2A1	Aaa	2.669	%(c)	01/25/37	2,987	2,899,880
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE30, Class A2	Aaa	3.299	%(c)	07/25/32	3	2,374
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE1, Class A2	Aaa	3.875	%(c)	08/25/32	98	88,767
Fieldstone Mortgage Investment Corp., Series 2006-1, Class A1	Aaa	2.679	%(c)	05/25/36	643	635,005
First NLC Trust, Series 2007-1, Class A1, 144A (original cost $5,277,795; purchased 06/22/07)(f)(g)	Aaa	2.669	%(c)	08/25/37	5,278	5,057,610
Ford Credit Auto Owner Trust, Series 2007-B, Class A1, 144A (original cost $1,708,638; purchased 10/10/07)(f)(g)	P-1	5.292%		10/15/08	1,709	1,712,796
HFC Home Equity Loan Asset Backed Certificates, Series 2005-1, Class A	Aaa	2.826	%(c)	01/20/34	2,875	2,802,852
HFC Home Equity Loan Asset Backed Certificates, Series 2007-3, Class A1	Aaa	3.914	%(c)	11/20/36	4,522	4,487,677
HSI Asset Securitization Corp. Trust, Series 2006-HE2, Class 2A1	Aaa	2.649	%(c)	12/25/36	268	248,570
Indymac Residential Asset Backed Trust, Series 2006- D, Class 2A1	Aaa	2.649	%(c)	11/25/36	474	466,989
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1	Aaa	2.879	%(c)	10/25/34	23	20,907
Merrill Lynch Mortgage Investors, Inc., Series 2006-FF1, Class A2A	Aaa	2.669	%(c)	08/25/36	2,301	2,260,405
Renaissance Home Equity Loan Trust, Series 2003-3, Class A	Aaa	3.099	%(c)	12/25/33	567	517,734
Renaissance Home Equity Loan Trust, Series 2004-3, Class AV2A	Aaa	2.959	%(c)	11/25/34	389	347,453
Residential Asset Securities Corp., Series 2006-EMX4, Class A1	Aaa	2.639	%(c)	06/25/36	122	119,638
Residential Asset Securities Corp., Series 2006-EMX9, Class 1A1	Aaa	2.669	%(c)	11/25/36	204	194,456
Residential Asset Securities Corp., Series 2006-KS4, Class A1	Aaa	2.639	%(c)	06/25/36	244	242,603
Securitized Asset Backed Receivables LLC Trust, Series 2007-BR5, Class A2A	Aaa	2.729	%(c)	05/25/37	5,231	4,781,973
SLM Student Loan Trust, Series 2006-8, Class A2	Aaa	3.331	%(c)	10/25/16	4,401	4,361,913
SLM Student Loan Trust, Series 2007-5, Class A1	Aaa	3.321	%(c)	07/25/13	4,080	4,067,956
Soundview Home Equity Loan Trust, Series 2007- OPT5, Class 2A1	Aaa	3.935	%(c)	10/25/37	4,388	4,318,731
Wells Fargo Home Equity Trust, Series 2005-2, Class AII2, 144A (original cost $2,305,099; purchased 09/29/09)(f)(g)	Aaa	2.839	%(c)	10/25/35	2,301	2,101,591

TOTAL ASSET-BACKED SECURITIES (cost $59,092,142)						56,976,187

BANK LOANS (c) — 0.7%

Chrysler Financial Term, (original cost $4,631,725; purchased 07/31/07)(f)(g)	BA-(d)	6.80%		08/03/12	4,875	4,020,932
HCA, Inc., Term B, (original cost $2,970,000; purchased 11/14/06)(f)(g)	BA-(d)	4.95%		11/16/13	2,970	2,725,771
NRG Energy Inc., Term B, (original cost $613,158; purchased 02/08/08)(f)(g)	BA-(d)	4.20%		02/01/13	684	638,718
NRG Energy, Inc., Synth LOC, (original cost $283,092; purchased 02/08/08)(f)(g)	BA-(d)	4.35%		02/01/13	316	294,893

TOTAL BANK LOANS (cost $8,528,984)						7,680,314

COLLATERALIZED MORTGAGE OBLIGATIONS — 18.9%

American Home Mortgage Investment Trust, Series 2004-4, Class 5A	Aaa	4.44	%(c)	02/25/45	3,109	3,030,095
Banc of America Funding Corp., Series 2006-A, Class 1A1	AAA(d)	4.625	%(c)	01/20/36	3,324	3,181,860
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 2A1	Aaa	4.772	%(c)	01/25/34	1,228	1,178,301
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-9, Class 2A1	Aaa	4.488	%(c)	02/25/34	1,167	1,091,791
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 13A1	Aaa	5.659	%(c)	11/25/34	5,950	5,750,429
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A1	Aaa	4.55	%(c)	08/25/35	1,469	1,460,209
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A2	Aaa	4.55	%(c)	08/25/35	3,289	3,133,757
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-10, Class A1	AAA(d)	4.75	%(c)	10/25/35	1,771	1,709,143
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1	Aaa	5.508	%(c)	09/25/35	3,604	2,956,914
Bear Stearns Alt-A Trust, Series 2005-10, Class 24A1	Aaa	5.895	%(c)	01/25/36	5,676	4,459,239
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 1A1	Aaa	5.684	%(c)	01/26/36	5,926	5,011,633
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 2A1	Aaa	5.782	%(c)	12/26/46	6,027	4,990,083
Bear Stearns Structured Products, Inc., Series 2007-R7, Class A1, 144A (original cost $5,767,591; purchased 08/27/07)(f)(g)	NR	5.065	%(c)	02/26/37	5,807	5,517,695
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A1	Aaa	4.748	%(c)	08/25/35	2,502	2,484,177
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2	Aaa	4.248	%(c)	08/25/35	1,893	1,795,841
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A3	Aaa	4.098	%(c)	08/25/35	480	478,857
Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class A2A	AAA(d)	4.70	%(c)	12/25/35	7,889	7,662,761
Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1	AAA(d)	6.25%		12/25/33	474	417,074
Countrywide Alternative Loan Trust, Series 2005-11, Class 2A8	Aaa	4.50%		06/25/35	331	328,509
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-J7, Class 4A2	AAA(d)	2.999	%(c)	08/25/18	502	474,879
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-R4, Class 1A3, 144A (original cost $2,017,128; purchased 05/03/05, 02/07/07)(f)(g)	Aaa	6.00%		11/25/26	1,976	1,975,940
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-R4, Class 2A, 144A (orignal cost $577,893; purchased 12/01/03)(f)(g)	Aaa	6.50	%(c)	01/25/34	532	535,032
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 2A1	Aaa	2.939	%(c)	02/25/35	1,401	1,121,935
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-3, Class 2A1	Aaa	2.889	%(c)	02/28/35	2,436	1,834,425
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-11, Class 3A1	Aaa	6.268	%(c)	04/25/35	1,875	1,814,356

Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-R2, Class 1AF1, 144A (original cost $4,641,475; purchased 06/20/05)(f)(g)	Aaa	2.939	%(c)	06/25/35	4,641	4,085,830
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1	Aaa	6.50%		04/25/33	115	110,459
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR15, Class 2A1	Aaa	4.676	%(c)	06/25/33	2,482	2,324,570
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB6, Class A1, 144A (original cost $5,412,077; purchased 07/10/07)(f)(g)	Aaa	2.719	%(c)	07/25/37	5,412	5,097,240
Fannie Mae, Series 1988-22, Class A	Aaa	5.422	%(c)	08/25/18	9	9,116
Fannie Mae, Series 1996-39, Class H	Aaa	8.00%		11/25/23	89	97,384
Fannie Mae, Series 2003-67, Class GN	Aaa	3.50%		01/25/25	307	306,321
Fannie Mae, Series 2003-83, Class A	Aaa	4.25%		04/25/28	2,149	2,149,672
Fannie Mae, Series 2003-92, Class PC	Aaa	4.50%		05/25/15	7,000	7,082,494
Fannie Mae, Series 2004-11, Class A	Aaa	2.726	%(c)	03/25/34	660	636,610
Fannie Mae, Series 2006-5, Class 3A2	Aaa	4.668	%(c)	05/25/35	1,000	1,005,593
Fannie Mae, Series 2007-114, Class A6	Aaa	2.806	%(c)	11/27/37	6,000	5,683,915
FHLMC Structured Pass-Through Securities, Series T-57, Class 1A1	Aaa	6.50%		07/25/43	2,924	3,028,248
FHLMC Structured Pass-Through Securities, Series T-59, Class 1A2	Aaa	7.00%		10/25/43	1,643	1,806,465
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A	Aaa	6.188	%(c)	07/25/44	2,569	2,505,099
FHLMC Structured Pass-Through Securities, Series T-62, Class 1A1	Aaa	5.988	%(c)	10/25/44	8,735	8,645,929
FHLMC Structured Pass-Through Securities, Series T-75, Class A1	Aaa	3.175	%(c)	11/25/36	9,235	9,097,409
First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1	Aaa	5.30	%(c)	09/25/34	1,308	915,607
First Republic Mortgage Loan Trust, Series 2002-FRB1, Class A	Aaa	3.118	%(c)	08/15/32	2,392	2,305,326
Freddie Mac, Series 2538, Class CA	Aaa	5.00%		04/15/16	1,112	1,123,446
Freddie Mac, Series 2544, Class PN	Aaa	4.50%		03/15/26	335	335,031
Freddie Mac, Series 2692, Class YB	Aaa	3.50%		05/15/16	4,408	4,408,833
Freddie Mac, Series 2737, Class XG	Aaa	4.00%		11/15/22	3,318	3,320,092
Freddie Mac, Series 2756, Class MA	Aaa	5.00%		06/15/16	1,311	1,315,870
Freddie Mac, Series 2828, Class EN	Aaa	4.50%		10/15/23	5,944	5,964,231
Freddie Mac, Series 2887, Class LB	Aaa	5.00%		12/15/19	14	13,827
Freddie Mac, Series 2905, Class UY	Aaa	4.00%		10/15/23	488	489,037
Freddie Mac, Series 2957, Class HA	Aaa	5.00%		01/15/27	167	167,986
Freddie Mac, Series 2987, Class HD	Aaa	4.50%		07/15/18	2,342	2,380,252
GE Capital Commercial Mortgage Corp., Series 2002-3A, Class A1	AAA(d)	4.229%		12/10/37	2,129	2,097,495
GMAC Mortgage Corp. Loan Trust, Series 2004-AR1, Class 22A	AAA(d)	4.322	%(c)	06/25/34	1,687	1,349,561
GMAC Mortgage Corp. Loan Trust, Series 2004-J4, Class A1	Aaa	5.50%		09/25/34	4,876	4,790,798
Government National Mortgage Assoc., Series 1998-15, Class C	Aaa	6.50%		06/20/28	1,983	2,077,524
Greenpoint Mortgage Funding Trust, Series 2005-AR2, Class A1	Aaa	2.829	%(c)	06/25/45	948	711,996
Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1	AAA(d)	4.383	%(c)	10/25/33	1,756	1,681,934
GSAA Home Equity Trust, Series 2004-CW1, Class 2A1	Aaa	6.00%		04/01/34	8,717	8,668,030
GSR Mortgage Loan Trust, Series 2004-7, Class 1A1	Aaa	5.294	%(c)	06/25/34	301	283,006
GSR Mortgage Loan Trust, Series 2005-AR2, Class 2A1	AAA(d)	5.47	%(c)	05/25/36	3,890	2,999,187
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1	AAA(d)	4.539	%(c)	09/25/35	3,498	3,292,663
Harborview Mortgage Loan Trust, Series 2004-6, Class 3A2A	Aaa	6.858	%(c)	08/19/34	3,079	2,348,694
JPMorgan Mortgage Trust, Series 2007-A1, Class 3A3	Aaa	5.004	%(c)	07/25/35	1,721	1,663,836
Lehman XS Trust, Series 2006-12N, Class A1A1	Aaa	2.679	%(c)	08/25/46	1,485	1,449,408
Master Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A4	Aaa	3.786	%(c)	11/21/34	2,141	2,113,623
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A	Aaa	2.809	%(c)	02/25/36	2,160	1,732,631

MLCC Mortgage Investors, Inc., Series 2005-2, Class 1A	Aaa	4.25	%(c)	10/25/35	5,868	4,578,438
MLCC Mortgage Investors, Inc., Series 2005-2, Class 2A	Aaa	4.25	%(c)	10/25/35	2,450	2,360,159
MLCC Mortgage Investors, Inc., Series 2005-2, Class 3A	Aaa	4.135	%(c)	10/25/35	1,983	1,796,934
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class 3A2	Aaa	4.59	%(c)	04/25/34	2,688	2,538,340
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 3A1	Aaa	5.357	%(c)	01/25/35	407	387,758
Structured Adjustable Rate Mortgage Loan, Series 2005-23, Class 1A3	AAA(d)	5.45	%(c)	01/25/36	1,399	1,257,571
Structured Asset Mortgage Investments, Inc., Series 2005-AR5, Class A1	Aaa	2.809	%(c)	07/19/35	937	717,189
Structured Asset Mortgage Investments, Inc., Series 2005-AR5, Class A3	Aaa	2.809	%(c)	07/19/35	293	228,391
Structured Asset Mortgage Investments, Inc., Series 2006-AR3, Class 2A1	Aaa	2.819	%(c)	02/25/36	3,340	2,527,197
Structured Asset Securities Corp., Series 2003-22A, Class 2A1	Aaa	4.08	%(c)	06/25/33	2,957	2,683,638
Washington Mutual, Inc., Series 2002-AR2, Class A	Aaa	5.322	%(c)	02/27/34	418	396,899
Washington Mutual, Inc., Series 2003-AR1, Class A5	Aaa	5.632	%(c)	03/25/33	2,956	2,949,793
Washington Mutual, Inc., Series 2003-AR5, Class A7	Aaa	4.208	%(c)	06/25/33	199	198,887
Washington Mutual, Inc., Series 2003-AR9, Class 2A	Aaa	4.039	%(c)	09/25/33	5,916	4,966,265
Washington Mutual, Inc., Series 2003-R1, Class A1	Aaa	3.139	%(c)	12/25/27	1,416	1,254,392
Washington Mutual, Inc., Series 2004-AR1, Class A	Aaa	4.229	%(c)	03/25/34	750	748,318
Washington Mutual, Inc., Series 2005-AR1, Class A1A	Aaa	2.919	%(c)	01/25/45	69	55,326
Washington Mutual, Inc., Series 2005-AR2, Class 2A1A	Aaa	2.909	%(c)	01/25/45	1,132	901,130
Washington Mutual, Inc., Series 2005-AR13, Class A1A1	Aaa	2.889	%(c)	10/25/45	552	439,840
Washington Mutual, Inc., Series 2005-AR15, Class A1A1	Aaa	2.859	%(c)	11/25/45	828	667,288
Washington Mutual, Inc., Series 2006-AR3, Class A1A	Aaa	5.788	%(c)	02/25/46	2,321	1,806,524
Washington Mutual, Inc., Series 2006-AR9, Class 1A	Aaa	5.788	%(c)	08/25/46	1,378	962,130
Wells Fargo Mortgage Backed Securities Trust, Series 2004-CC, Class A1	Aaa	4.952	%(c)	01/25/35	5,907	5,542,199
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR12, Class 2A4	Aaa	4.329	%(c)	07/25/35	4,400	4,177,261

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $236,836,862)						222,209,080

CORPORATE OBLIGATIONS — 21.3%

Airlines — 0.2%
United Airlines, Inc., Series 01-1, Pass-Through Certificates(g)(i)	B2	6.831%		09/01/08	1,800	2,011,500

Automobile Manufacturers — 0.3%
DaimlerChrysler NA Holding Corp., Gtd. Notes	A3	3.298	%(c)	03/13/09	2,700	2,664,665
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	B1	5.80%		01/12/09	1,500	1,429,029

						4,093,694

Cable Television — 0.2%
CSC Holdings, Inc., Sr. Unsec’d. Notes	B1	7.25%		07/15/08	1,900	1,900,000

Electronic Components & Equipment — 2.1%
Enel Finance International SA, Gtd. Notes, 144A (Luxembourg) (original cost $6,486,155; purchased 09/13/07)(f)(g)	A2	5.70%		01/15/13	6,500	6,727,766
Entergy Gulf States, Inc., First Mortgage, 144A (original cost $6,300,000; purchased 11/30/05)(f)(g)	Baa3	3.74	%(c)	12/08/08	6,300	6,316,286
Nisource Finance Corp., Gtd. Notes	Baa3	3.663	%(c)	11/23/09	4,300	4,174,130
Progress Energy, Inc., Sr. Unsec’d. Notes	A3	5.279	%(c)	11/14/08	7,400	7,394,398

						24,612,580

Financial - Bank & Trust — 3.6%
Bank of America NA, Notes	Aaa	2.901	%(c)	06/12/09	800	795,708
Bank of America NA, Sr. Notes	Aaa	5.35	%(c)	12/18/08	3,400	3,392,194
Bank of Ireland, Sr. Unsec’d. Notes, MTN (Ireland)	Aa2	2.589	%(c)	12/19/08	5,500	5,494,588

Export-Import Bank Korea, Notes (Korea)	Aa3	5.45	%(c)	06/01/09		6,400	6,410,803
GMAC LLC, Sr. Unsec’d. Notes	B1	4.315	%(c)	05/15/09		1,400	1,196,531
HBOS Treasury Services PLC, Bank Gtd. Notes, MTN, 144A (United Kingdom) (original cost $2,300,345; purchased 12/12/06)(f)(g)	Aa1	2.818	%(c)	07/17/08		2,300	2,299,506
HSBC Finance Corp., Sr. Notes	Aa3	5.50	%(c)	05/21/08		5,200	5,202,142
HSBC Finance Corp., Sr. Unsec’d. Notes	Aa3	2.93	%(c)	09/15/08		7,000	6,933,003
Rabobank Nederland, Sr. Notes, 144A (Netherlands) (original cost $4,500,419; purchased 03/13/07)(f)(g)	Aaa	4.646	%(c)	04/06/09		4,500	4,494,883
Royal Bank of Scotland PLC, Gtd. Notes, 144A (original cost $3,800,000; purchased 04/03/06)(f)(g)	AA(d)	4.453	%(c)	04/11/08		3,800	3,800,141
VTB Capital SA, Sr. Notes, 144A (Luxembourg) (original cost $2,600,000; purchased 10/27/06)(f)(g)	A2	3.839	%(c)	08/01/08		2,600	2,570,750

							42,590,249

Financial Services — 9.9%
Bear Stearns Cos., Inc. (The), Notes, MTN	Baa1	4.325	%(c)	07/16/09		5,800	5,396,935
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Baa1	3.474	%(c)	01/31/11		700	642,163
Citigroup Global Markets Holdings, Inc., Sr. Unsec’d. Notes, MTN	Aa3	2.90	%(c)	03/17/09		7,800	7,703,740
Citigroup, Inc., Sr. Unsec’d. Notes	Aa3	2.695	%(c)	12/26/08		4,100	4,094,154
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	B1	7.25%		10/25/11		600	492,854
Freddie Mac, Notes	Aaa	4.48%		09/19/08		18,300	18,477,254
General Electric Capital Corp., Sr. Unsec’d. Notes	Aaa	2.90	%(c)	06/15/09		2,400	2,398,082
General Electric Capital Corp., Sr. Unsec’d. Notes	Aaa	4.706	%(c)	10/06/10		3,600	3,540,190
General Electric Capital Corp., Sr. Unsec’d. Notes	Aaa	4.939	%(c)	05/10/10		6,500	6,374,745
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aaa	5.065	%(c)	10/24/08		1,700	1,698,535
General Motors Acceptance Corp. LLC, Sr. Unsec’d. Notes	B1	7.25%		03/02/11		3,200	2,519,568
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	Aa3	2.971	%(c)	06/28/10		6,400	6,235,936
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	Aa3	4.974	%(c)	06/23/09		8,300	8,192,490
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	Aa3	5.111	%(c)	07/29/08		1,700	1,695,913
ICICI Bank Ltd., Bonds, 144A (India) (original cost $3,400,000; purchased 01/09/07)(f)(g)	Baa2	4.917	%(c)	01/12/10		3,400	3,253,460
JPMorgan Chase & Co., Sr. Unsec’d. Notes, MTN	Aa2	3.125	%(c)	05/07/10		5,300	5,231,296
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN	A1	5.094	%(c)	12/23/10		4,200	3,582,247
Merrill Lynch & Co., Inc., Notes, MTN	A1	4.96	%(c)	08/14/09		3,800	3,722,108
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A1	6.05%		08/15/12		1,600	1,625,022
Mizuho Aruba, Sub. Notes (Aruba)	NR	1.401	%(c)	10/27/49	JPY	200,000	1,996,589
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Aa3	5.006	%(c)	02/09/09		3,900	3,855,540
National Australia Bank Ltd., Bonds, 144A (Australia) (original cost $5,300,000; purchased 02/01/08)(f)(g)	Aa1	3.595	%(c)	02/08/10		5,300	5,299,709
National Australia Bank Ltd., Sr. Unsec’d. Notes, 144A (Australia) (original cost $7,200,000; purchased 09/06/06)(f)(g)	Aa1	2.979	%(c)	09/11/09		7,200	7,194,010
Rockies Express Pipeline LLC, Gtd. Notes, 144A (original cost $6,381,869; purchased 09/17/07)(f)(g)	Baa2	4.25	%(c)	08/20/09		6,400	6,401,325
Royal Bank of Scotland PLC, Jr. Sub. Notes (United Kingdom)	Aa3	9.118%		03/31/49		1,700	1,714,984
Sumitomo Mitsui Banking Corp., Sub. Notes, MTN (Japan)	B2	1.845	%(c)	11/26/49	JPY	300,000	3,026,033

							116,364,882

Food — 0.5%
Heinz (H.J.) Co., Sr. Unsec’d. Notes, 144A (original cost $5,869,803; purchased 11/28/05)(f)(g)	Baa2	6.428%		12/01/20		5,700	5,796,444

Hotels & Motels — 0.2%
Mandalay Resort Group, Sr. Unsec’d. Notes	Ba2	6.50%		07/31/09		2,000	1,992,500

Insurance — 0.2%
American International Group, Inc., Sr. Unsec’d. Notes, 144A (original cost $2,000,000; purchased 03/15/07)(f)(g)	Aa2	4.884	%(c)	06/23/08		2,000	1,991,122

Lumber & Wood Products — 0.3%
Weyerhaeuser Co., Sr. Unsec’d. Notes	Baa3	5.884	%(c)	09/24/09		3,200	3,153,875

Machinery & Equipment — 0.5%
Siemens Financieringsmaatschappij NV, Gtd. Notes, 144A (Netherlands) (original cost $5,401,849; purchased 08/09/06, 01/11/07)(f)(g)	A1	4.92	%(c)	08/14/09		5,400	5,403,758

Oil & Gas — 0.7%
Transcontinental Gas Pipe Line Corp., Sr. Unsec’d. Notes, 144A (original cost $1,010,000; purchased 09/27/05)(f)(g)	Baa2	5.538	%(c)	04/15/08		1,000	991,250
Transocean, Inc., Sr. Unsec’d. Notes	Baa2	3.214	%(c)	09/05/08		7,200	7,164,094
Williams Cos., Inc., Sr. Unsec’d. Notes, 144A (original cost $694,750; purchased 10/18/05)(f)(g)	Baa3	6.375%		10/01/10		700	717,500

							8,872,844

Retail & Merchandising — 1.1%
Home Depot, Inc., Sr. Unsec’d. Notes	Baa1	2.925	%(c)	12/16/09		7,000	6,675,354
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	2.70	%(c)	06/16/08		6,900	6,900,421

							13,575,775

Technology - Hardware — 0.3%
Xerox Corp., Gtd. Notes	Baa2	9.75%		01/15/09		3,300	3,428,697

Telecommunications — 1.1%
BellSouth Corp., Gtd. Notes	A2	3.165	%(c)	08/15/08		3,600	3,595,367
Bellsouth Corp., Sr. Unsec’d. Notes (4.196% until 04/26/08), 144A (original cost $3,264,756; purchased 04/18/07)(f)(g)	A2	4.24	%(v)	04/26/21		3,300	3,302,112
Quest Corp., Sr. Unsec’d. Notes	Ba1	5.625%		11/15/08		1,674	1,665,630
Qwest Corp., Sr. Unsec’d. Notes	Ba1	7.875%		09/01/11		1,200	1,197,000
Sprint Nextel Corp., Sr. Unsec’d. Notes	Baa3	3.071	%(c)	06/28/10		3,100	2,643,869

							12,403,978

Utilities — 0.1%
Ohio Edison Co., Sr. Unsec’d. Notes	Baa2	4.00%		05/01/08		1,205	1,204,912
Ohio Edison Co., Notes, 144A (original cost $524,660; purchased 11/23/04)(f)(g)	Baa2	5.647%		06/15/09		500	511,173

							1,716,085

TOTAL CORPORATE OBLIGATIONS (cost $252,512,303)							249,907,983

FOREIGN GOVERNMENT BONDS — 0.3%
Republic of Brazil, Sr. Unsec’d. Notes (Brazil)	Ba1	10.25%		01/10/28	BRL	6,600	3,501,795
Russian Federation, Unsub. Notes (Russia)	Baa2	8.25%		03/31/10		306	323,301

TOTAL FOREIGN GOVERNMENT BONDS (cost $3,648,151)							3,825,096

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 78.4%
Federal Home Loan Mortgage Corp.		4.54	%(c)	01/01/34		188	190,253
Federal Home Loan Mortgage Corp.		5.50%		09/01/37-12/01/37		2,899	2,930,004
Federal Home Loan Mortgage Corp.		6.00%		08/01/29-09/01/37		48,681	49,964,982
Federal Home Loan Mortgage Corp.		6.713	%(c)	12/01/26		40	40,340
Federal Home Loan Mortgage Corp.		7.435	%(c)	07/01/29		66	67,823
Federal Home Loan Mortgage Corp.		8.50%		01/01/25		274	297,059
Federal National Mortgage Assoc.		5.00%		10/01/17-10/01/37		22,466	22,701,532
Federal National Mortgage Assoc.		5.483	%(c)	03/01/17		299	300,026
Federal National Mortgage Assoc.		5.50%		04/01/11-11/01/37		311,014	314,281,221
Federal National Mortgage Assoc.		5.561	%(c)	04/01/24		92	92,720
Federal National Mortgage Assoc.		6.00%		04/01/12-11/01/37		92,894	95,253,038
Federal National Mortgage Assoc.		6.00%		TBA		419,500	429,725,312
Federal National Mortgage Assoc.		6.481	%(c)	04/01/32		26	26,452
Federal National Mortgage Assoc.		6.50%		09/01/36		486	504,100
Federal National Mortgage Assoc.		6.50%		TBA		2,500	2,589,062

Federal National Mortgage Assoc.		6.674	%(c)	01/01/25	12	11,981
Federal National Mortgage Assoc.		6.862	%(c)	12/01/29	58	59,339
Government National Mortgage Assoc.		5.125	%(c)	11/20/29	228	226,881

Government National Mortgage Assoc.		5.625	%(c)	07/20/17-07/20/24	94	95,175
Government National Mortgage Assoc.		6.375	%(c)	05/20/24-06/20/26	328	335,490

Government National Mortgage Assoc.		6.50%		04/15/26-06/15/29	187	194,669
Government National Mortgage Assoc.		7.00%		01/15/24-08/15/25	65	67,852
Government National Mortgage Assoc.		8.00%		06/20/30-01/20/32	898	962,354
Government National Mortgage Assoc.		8.50%		10/15/29-01/15/31	262	285,289

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (cost $910,381,446)						921,202,954

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.8%

Federal Home Loan Bank		4.50%		06/12/13	5,500	5,522,313
Federal Home Loan Bank (3.125% until 08/25/08)		5.25	%(v)	08/25/08	1,715	1,734,210
Federal Home Loan Mortgage Corp., MTN		4.00%		05/23/08	1,400	1,403,137
Federal National Mortgage Assoc.		4.02%		05/07/09	755	756,348

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $9,140,061)						9,416,008

TOTAL LONG-TERM INVESTMENTS (cost $1,480,139,949)						1,471,217,622

SHORT-TERM INVESTMENTS — 7.4%

COMMERCIAL PAPER (n)— 2.9%
Skandi Bank (cost $33,962,855; purchased 01/07/08)(h) (cost $33,962,855)	NR	4.37%		04/10/08	34,000	33,972,766

U.S. GOVERNMENT AGENCY OBLIGATION — 2.7%

Federal Home Loan Bank (cost $32,400,000)		1.50%		04/01/08	32,400	32,400,000

REPURCHASE AGREEMENT — 0.8%

PNC Bank, 1.20%, dated 03/31/08, due 04/01/08 in the amount of $9,200,307 (cost 9,200,000; the value of collateral plus accrued interest was $9,390,510)(m)					9,200	9,200,000

OUTSTANDING OPTIONS PURCHASED* — 1.0%

		Contracts/ Notional Amounts (000)

Call Options — 0.9%
Currency Option EUR VS. JPY,
expiring 05/20/2010 @ Cross Currency FX Rate 148.30	EUR	2,100	198,167
Currency Option EUR VS. USD,
expiring 05/21/2010 @ FX Rate 1.38	EUR	1,400	286,567
expiring 05/21/2010 @ FX Rate 1.38	EUR	1,400	286,567
expiring 06/03/2010 @ FX Rate 1.37	EUR	2,100	434,263
expiring 06/03/2010 @ FX Rate 1.38	EUR	3,200	653,933
Currency Option USD VS. JPY,
expiring 03/31/2010 @ FX Rate 105.20		1,000	13,237
expiring 03/31/2010 @ FX Rate 105.40		3,000	38,322
Eurodollar Futures,
expiring 06/16/2008, Strike Price $96.38		1,196,000	4,051,450
expiring 06/16/2008, Strike Price $96.88		310,000	664,562

Swap on 3 Month LIBOR,
expiring 02/02/2009 @ 3.15%		17,700	218,828
expiring 12/15/2008 @ 3.15%		48,600	627,462
expiring 12/15/2008 @ 3.15%		7,100	91,666
expiring 02/02/2009 @ 3.50%		8,300	138,729
expiring 09/26/2008 @ 4.75%		67,000	2,746,377

			10,450,130

Put Options — 0.1%
10 Year U.S. Treasury Note Futures,
expiring 05/23/2008, Strike Price $102.00		74,000	11,563
Currency Option EUR VS. JPY,
expiring 05/20/2010 @ Cross Currency FX Rate 148.30	EUR	2,100	223,722
Currency Option EUR VS. USD,
expiring 05/21/2008 @ FX Rate 1.36	EUR	3,300	109
expiring 05/21/2010 @ FX Rate 1.38	EUR	1,400	51,592
expiring 05/21/2010 @ FX Rate 1.38	EUR	1,400	51,592
expiring 06/03/2010 @ FX Rate 1.37	EUR	2,100	76,523
expiring 06/03/2010 @ FX Rate 1.38	EUR	3,200	118,904
expiring 05/21/2008 @ FX Rate 1.36	EUR	1,600	53
Currency Option USD VS. JPY,
expiring 03/31/2010 @ FX Rate 105.20		1,000	98,185
expiring 03/31/2010 @ FX Rate 105.40		3,000	288,378
Eurodollar Futures,
expiring 06/16/2008, Strike Price $92.50		4,498,000	28,113
expiring 06/16/2008, Strike Price $92.75		569,000	3,556

			952,290

TOTAL OUTSTANDING OPTIONS PURCHASED (cost $3,658,649)			11,402,420

TOTAL SHORT-TERM INVESTMENTS (cost $79,221,504)			86,975,186

TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN—132.6% (cost $1,559,361,453)			1,558,192,808

OUTSTANDING OPTIONS WRITTEN* — (0.5)%

Call Options
Eurodollar Futures,
expiring 06/13/2008, Strike Price $96.88		1,196,000	(2,481,700)
expiring 06/13/2008, Strike Price $97.13		310,000	(488,250)
Swap on 3 Month LIBOR,
expiring 12/15/2008 @ 6.04%		16,200	(650,013)
expiring 12/15/2008 @ 4.30%		2,400	(96,298)
expiring 02/02/2009 @ 4.25%		5,900	(221,321)
expiring 02/02/2009 @ 4.60%		2,800	(142,449)
expiring 09/26/2008 @ 4.95%		29,000	(1,957,669)

TOTAL OUTSTANDING OPTIONS WRITTEN (premium received $2,100,906)			(6,037,700)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN—132.1% (cost $1,557,260,547)			1,552,155,108
Liabilities in excess of other assets(x) — (32.1)%			(377,327,882)

NET ASSETS — 100.0%			$1,174,827,226

The following abbreviations are used in portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

MTN	Medium Term Note

NR	Not rated by Moody’s or Standard & Poor’s.

TBA	To Be Announced

AUD	Australian Dollar

BRL	Brazilian Real

CLP	Chilean Peso

CNY	Chinese Yuan

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

KRW	Korean Won

MXN	Mexican Peso

PLZ	Polish Zloty

RUB	Russian Ruble

SGD	Singapore Dollar

USD	United States Dollar

ZAR	South African Rand

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The rating reflected is as of March 31, 2008. Rating of certain bonds may have changed subsequent to that date.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(f)

Private Placement restricted as to resale and does not have a readily available market. The aggregate cost of such securities is $103,240,277. The aggregate value of $100,835,243 is approximately 8.6% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(h)

Security is restricted as to resale and generally is sold only to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution (does not include 144A securities - see footnote above). At the end of the current reporting period, the aggregate cost of such securities was $33,962,855. The aggregate market value of $33,972,766 is approximately 2.9% of net assets. These securities have been deemed to be liquid under procedures established by the Board of Trustees.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(m)	Repurchase agreement is collateralized by United States Treasuries or federal agency obligations.

(n)	Rates shown are the effective yields at purchase date.

(v)	The rate shown reflects the coupon rate after the step date.

(x)

Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swaps as follows:

Future contracts open at March 31, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2008	Unrealized Appreciation (Depreciation)

Long Positions:
731	90 Day Sterling	Jun 08	$171,281,655	$171,472,069	$190,414
529	90 Day Sterling	Dec 08	124,544,277	124,882,509	338,232
2,264	10 Year U.S. Treasury Notes	Jun 08	268,850,000	269,309,875	459,875

					988,521

Short Positions:
645	2 Year Euro-Schatz	Jun 08	94,029,475	93,383,164	646,311
1,804	20 Year U.S. Treasury Notes	Jun 08	211,996,890	214,309,562	(2,312,672)

					(1,666,361)

					$(677,840)

Forward foreign currency exchange contracts outstanding at March 31, 2008:

Purchase Contracts		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)

Brazilian Real,
Expiring 12/02/08	BRL	14,047	$7,566,330	$7,571,079	$4,749
Chilean Peso,
Expiring 07/10/08	CLP	994,839	1,994,265	2,264,318	270,053
Expiring 12/10/08	CLP	131,806	271,961	296,718	24,757
Chinese Yuan,
Expiring 03/02/09	CNY	15,611	2,227,000	2,452,853	225,853
Japanese Yen,
Expiring 05/12/08	JPY	529,185	5,204,928	5,322,565	117,637
Korean Won,
Expiring 05/30/08	KRW	1,701,443	1,824,116	1,719,410	(104,706)
Expiring 08/04/08	KRW	7,128,586	7,715,468	7,206,780	(508,688)
Mexican Peso,
Expiring 07/10/08	MXN	104,437	9,368,585	9,689,498	320,913
Polish Zloty,
Expiring 07/10/08	PLZ	25,203	9,960,658	11,221,716	1,261,058
Russian Ruble,
Expiring 07/10/08	RUB	97,946	3,868,234	4,131,889	263,655
Expiring 11/05/08	RUB	225,961	9,074,207	9,416,046	341,839
Singapore Dollar,
Expiring 05/22/08	SGD	12,958	8,850,759	9,436,053	585,294
South African Rand,
Expiring 07/10/08	ZAR	3,590	477,330	431,713	(45,617)
Expiring 12/10/08	ZAR	6,540	808,567	756,125	(52,442)

			$69,212,408	$71,916,763	$2,704,355

Sale Contracts		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)

Brazilian Real,
Expiring 07/02/08	BRL	5,001	$2,761,114	$2,797,263	$(36,149)
Expiring 12/02/08	BRL	4,513	2,500,000	2,432,417	67,583
British Pound,
Expiring 04/17/08	GBP	15,193	30,036,561	30,115,879	(79,318)
Chinese Yuan,
Expiring 03/02/09	CNY	15,611	2,234,011	2,452,853	(218,842)
Euros,
Expiring 04/28/08	EUR	3,076	4,792,408	4,851,579	(59,171)

			$42,324,094	$42,649,991	$(325,897)

Interest rate swap agreements outstanding at March 31, 2008:

Counterparty	Termination Date		Notional Amount#	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)

Deutsche Bank AG(1)	06/18/10		$249,700,000	4.00%	3 month LIBOR	$6,314,995
Royal Bank of Scotland PLC(2)	06/18/13		16,500,000	4.00%	3 month LIBOR	(292,651)
Royal Bank of Scotland PLC(2)	06/18/18		226,400,000	5.00%	3 month LIBOR	(10,394,492)
Citigroup, Inc.(1)	09/15/09	AUD	58,300,000	7.00%	3 month Australian Bank Bill rate	(175,988)
UBS AG(1)	09/15/09	AUD	104,200,000	7.00%	3 month Australian Bank Bill rate	(322,841)
Deutsche Bank AG(1)	01/15/10	AUD	15,100,000	6.50%	6 month Australian Bank Bill rate	(194,296)
Goldman Sachs Capital Markets, L.P.(1)	09/19/10	EUR	16,000,000	4.00%	6 month EURIBOR	33,840
Goldman Sachs Capital Markets, L.P.(1)	03/19/10	EUR	117,200,000	4.50%	6 month EURIBOR	750,450
Lehman Brothers, Inc.(1)	03/19/10	EUR	16,300,000	4.50%	6 month EURIBOR	47,371
BNP Paribas(1)	03/15/12	EUR	5,000,000	1.98%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	(108,531)
Goldman Sachs Capital Markets, L.P.(1)	03/15/12	EUR	1,300,000	2.00%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	(27,347)
Barclays Bank PLC(1)	03/20/09	GBP	8,200,000	6.00%	6 month LIBOR	36,087
Barclays Bank PLC(1)	09/15/10	GBP	9,400,000	5.00%	6 month LIBOR	42,764
Barclays Bank PLC(1)	06/19/09	GBP	33,600,000	6.00%	6 month LIBOR	253,481
Barclays Bank PLC(2)	12/15/35	GBP	3,700,000	4.00%	6 month LIBOR	246,756
Royal Bank of Scotland PLC(1)	09/15/10	GBP	3,000,000	5.00%	6 month LIBOR	65,424
Royal Bank of Scotland PLC(1)	06/19/09	GBP	51,300,000	6.00%	6 month LIBOR	382,327

						$(3,342,651)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at March 31, 2008:

Counterparty	Termination Date	Notional Amount#	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation (Depreciation)

Deutsche Bank AG(1)	12/20/12	$2,800,000	0.71%	Dow Jones CDX IG 9 5Y Index	$29,575
Deutsche Bank AG(1)	12/20/12	4,200,000	0.70%	Dow Jones CDX IG 9 5Y Index	42,668
Deutsche Bank AG(1)	12/20/12	19,400,000	0.72%	Dow Jones CDX IG 9 5Y Index	208,162
Deutsche Bank AG(1)	12/20/12	5,300,000	0.71%	Dow Jones CDX IG 9 5Y Index	55,369
Merrill Lynch & Co., Inc.(1)	09/20/12	10,000,000	0.80%	Morgan Stanley, 6.60%, due 04/01/12	(429,287)
Barclays Bank PLC(1)	12/20/08	1,600,000	0.29%	Petroeos Mexicanos, 9.50%, due 09/15/27	58
Lehman Brothers, Inc.(1)	12/20/08	700,000	0.29%	Petroeos Mexicanos, 9.50%, due 09/15/27	25
Lehman Brothers, Inc.(1)	12/20/08	1,600,000	0.40%	Republic of Indonesia, 6.75%, 03/10/14	(7,463)
Royal Bank of Scotland PLC(1)	12/20/08	1,700,000	0.40%	Republic of Indonesia, 6.75%, 03/10/14	(7,929)
Deutsche Bank AG(1)	12/20/08	700,000	0.42%	Republic of Indonesia, 6.75%, due 03/10/14	(3,158)
Barclays Bank PLC(1)	12/20/08	700,000	0.26%	Republic of Panama, 8.875%, due 09/30/27	(2,345)
Deutsche Bank AG(1)	12/20/08	900,000	0.25%	Republic of Panama, 8.875%, due 09/30/27	(3,107)
Deutsche Bank AG(1)	12/20/08	700,000	0.33%	Republic of Peru, 8.75%, due 11/21/33	(97)
Lehman Brothers, Inc.(1)	12/20/08	1,600,000	0.32%	Republic of Peru, 8.75%, due 11/21/33	(385)
Lehman Brothers, Inc.(1)	12/20/08	700,000	0.31%	Russian Federation, 7.50%, due 03/31/30	(1,178)
Barclays Bank PLC(1)	12/20/08	700,000	0.72%	Ukraine Government, 7.65%, due 06/11/13	(2,622)
Barclays Bank PLC(1)	12/20/08	1,700,000	0.71%	Ukraine Government, 7.65%, due 06/11/13	(6,540)
Deutsche Bank AG(1)	12/20/08	1,700,000	0.72%	Ukraine Government, 7.65%, due 06/11/13	(6,368)

					$(134,622)

(1)	Portfolio pays the counterparty par in the event that the underlying bond defaults and receives the fixed rate.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	—	$(677,840)
Level 2 - Other Significant Observable Inputs - Long	$1,552,508,893	(1,098,815)
Level 2 - Other Significant Observable Inputs - Short	(6,037,700)	—
Level 3 - Significant Unobservable Inputs	5,683,915	—

Total	$1,552,155,108	$(1,776,655)

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities

Balance as of 12/31/07	—
Accrued discounts/premiums	$30,905
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(54,490)
Net purchases (sales)	5,707,500
Transfers in and/or out of Level 3	—

Balance as of 3/31/08	$5,683,915

AST PIMCO TOTAL RETURN BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 130.7%

ASSET-BACKED SECURITIES — 7.6%
ACE Securities Corp., Series 2006-ASP5, Class A2A	Aaa	2.679	%(c)	10/25/36	$2,733	$2,660,945
ACE Securities Corp., Series 2006-HE4, Class A2A	Aaa	2.659	%(c)	10/25/36	4,789	4,682,833
ACE Securities Corp., Series 2006-NC3, Class A2A	Baa3	2.649	%(c)	12/25/36	1,799	1,726,881
American Express Credit Account Master Trust, Series 2005-3, Class A	Aaa	2.818	%(c)	01/18/11	22,330	22,329,357
Argent Securities, Inc., Series 2006-M2, Class A2A	Aaa	2.649	%(c)	09/25/36	1,393	1,362,303
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE6, Class A1	Aaa	2.874	%(c)	09/25/34	1,101	976,985
Bear Stearns Asset Backed Securities Trust, Series 2006-AQ1, Class 2A1	Aa1	2.679	%(c)	12/25/36	2,071	2,040,606
BNC Mortgage Loan Trust, Series 2007-2, Class A2	Aaa	2.699	%(c)	05/25/37	12,246	11,329,886
Chase Credit Card Master Trust, Series 2003-6, Class A	Aaa	2.928	%(c)	02/15/11	9,300	9,260,743
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class A1	Aaa	2.639	%(c)	08/25/36	1,290	1,272,684
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH4, Class A1	Aaa	2.649	%(c)	11/25/36	1,111	1,096,382
Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC3, Class A2A	Aaa	2.709	%(c)	03/25/37	12,920	11,983,682
Countrywide Asset-Backed Certificates, Series 2006-13, Class 3AV1	Aaa	2.649	%(c)	07/25/46	2,485	2,456,705
Countrywide Asset-Backed Certificates, Series 2006-15, Class A1	Aaa	2.709	%(c)	10/25/46	2,937	2,852,510
Countrywide Asset-Backed Certificates, Series 2006-16, Class 2A1	Aaa	2.649	%(c)	10/25/36	1,127	1,107,213
Countrywide Asset-Backed Certificates, Series 2006-22, Class 2A1	Aaa	2.649	%(c)	12/25/36	2,932	2,882,842
Countrywide Asset-Backed Certificates, Series 2006-23, Class 2A1	Aaa	2.649	%(c)	12/25/36	21,740	21,407,560
Countrywide Asset-Backed Certificates, Series 2006-25, Class 2A1	Aaa	2.669	%(c)	01/25/46	4,285	4,160,697
Countrywide Asset-Backed Certificates, Series 2006-26, Class 2A1	Aaa	2.679	%(c)	06/25/37	3,775	3,637,298
Countrywide Asset-Backed Certificates, Series 2007-6, Class 2A1	Aaa	2.699	%(c)	09/25/37	11,246	10,658,278
Countrywide Asset-Backed Certificates, Series 2007-7, Class 2A1	Aaa	2.679	%(c)	05/25/37	12,321	11,714,893
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB9, Class A1	Aaa	2.659	%(c)	11/25/36	4,656	4,333,980
EMC Mortgage Loan Trust, Series 2001-A, Class A, 144A (original cost $4,321,680; purchased 06/28/01)(f)(g)	Aaa	2.969	%(c)	05/25/40	4,322	3,927,668
Fannie Mae Grantor Trust, Series 2002-T10, Class A1	Aaa	3.375	%(c)	06/25/32	2,964	2,943,242
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF15, Class A3	Aaa	2.649	%(c)	11/25/36	7,087	6,710,846
First NLC Trust, Series 2007-1, Class A1, 144A (original cost $15,917,159; purchased 06/22/07)(f)(g)	Aaa	2.669	%(c)	08/25/37	15,917	15,253,111
First USA Credit Card Master Trust, Series 1998-6, Class A	Aaa	2.935	%(c)	04/18/11	19,000	18,976,780
Fremont Home Loan Trust, Series 2006-3, Class 2A1	Aaa	2.669	%(c)	02/27/37	1,958	1,920,455
Fremont Home Loan Trust, Series 2006-E, Class 2A1	Aaa	2.659	%(c)	01/25/37	3,549	3,227,217
GE-WMC Mortgage Securities LLC, Series 2006-1, Class A2A	Aaa	2.639	%(c)	08/25/36	1,617	1,561,154
HFC Home Equity Loan Asset Backed Certificates, Series 2005-1, Class A	Aaa	2.826	%(c)	01/20/34	7,368	7,182,308
HFC Home Equity Loan Asset Backed Certificates, Series 2006-4, Class A1V	Aaa	2.606	%(c)	03/20/36	2,792	2,738,544

HSI Asset Securitization Corp., Series 2006-HE2, Class 2A1	Aaa	2.649	%(c)	12/25/36	2,676	2,485,697
Indymac Residential Asset Backed Trust, Series 2006-E, Class 2A1	Aaa	2.659	%(c)	04/25/37	2,728	2,659,076
JPMorgan Mortgage Acquisition Corp., Series 2006-CH2, Class AV2	Aaa	2.649	%(c)	10/25/36	25,403	24,355,234
JPMorgan Mortgage Acquisition Corp., Series 2006-WMC3, Class A2	Aaa	2.649	%(c)	08/25/36	1,620	1,593,102
JPMorgan Mortgage Acquisition Corp., Series 2007-CH3, Class A2	Aaa	2.679	%(c)	03/01/37	6,300	5,999,615
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AV1	Aaa	2.659	%(c)	04/01/37	6,861	6,417,980
Lehman XS Trust, Series 2006-9, Class A1A	Aaa	2.669	%(c)	05/25/46	1,242	1,216,348
Lehman XS Trust, Series 2006-16N, Class A1A	Aaa	2.679	%(c)	11/25/46	5,243	4,882,519
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1	Aaa	2.879	%(c)	10/25/34	127	114,289
Master Asset Backed Securities Trust, Series 2006-HE5, Class A1	Aaa	2.659	%(c)	11/25/36	4,211	4,070,400
Merrill Lynch Mortgage Investors, Inc., Series 2006-FF1, Class A2A	Aaa	2.669	%(c)	08/25/36	9,232	9,069,877
Morgan Stanley ABS Capital I, Series 2006-HE8, Class A2A	Aaa	2.649	%(c)	10/25/36	1,782	1,731,188
Morgan Stanley ABS Captial I, Series 2006-NC5, Class A2A	Aaa	2.639	%(c)	10/25/36	1,838	1,702,446
Nelnet Student Loan Trust, Series 2006-3, Class A1	Aaa	4.838	%(c)	09/25/12	220	220,301
Newcastle Mortgage Securities Trust, Series 2006-1, Class A1	Aaa	2.669	%(c)	03/25/36	677	674,036
Park Place Securities, Inc., Series 2004-MCW1, Class A1	Aaa	2.911	%(c)	10/25/34	6,028	4,769,449
Residential Asset Mortgage Products, Inc., Series 2006-RZ4, Class A1A	Aaa	2.679	%(c)	10/25/36	4,001	3,813,294
Residential Asset Securities Corp., Series 2006-KS6, Class A1	Aaa	2.639	%(c)	08/25/36	1,234	1,216,741
Residential Asset Securities Corp., Series 2006-KS8, Class A1	Aaa	2.659%		10/25/36	623	614,058
Residential Asset Securities Corp., Series 2006-KS9, Class AI1	Aaa	2.669	%(c)	11/25/36	3,798	3,709,438
Residential Asset Securities Corp., Series 2007-KS2, Class AI1	Aaa	2.669	%(c)	02/25/37	11,032	10,670,827
Residential Asset Securities Corp., Series 2007-KS3, Class AI1	Aaa	2.709	%(c)	02/25/30	10,393	9,734,282
Saxon Asset Securities Trust, Series 2006-3, Class A1	Aaa	2.659	%(c)	11/25/36	1,908	1,880,527
Securitized Asset Backed Receivables LLC Trust, Series 2007-HE1, Class A2A	Aaa	2.659	%(c)	12/25/36	906	821,791
SLC Student Loan Trust, Series 2007-1, Class A1	Aaa	4.849	%(c)	02/15/15	7,117	7,074,713
SLM Student Loan Trust, Series 2003-11, Class A7, 144A (original cost $27,985,664; purchased 03/20/07)(f)(g)	Aaa	3.80%		12/15/38	28,500	27,858,750
SLM Student Loan Trust, Series 2006-3, Class A2	Aaa	3.331	%(c)	01/25/16	745	742,766
SLM Student Loan Trust, Series 2006-6, Class A1	Aaa	3.321	%(c)	10/25/18	7,585	7,530,166
Soundview Home Equity Loan Trust, Series 2006-EQ1, Class A1	Aaa	2.649	%(c)	09/01/36	2,417	2,374,908
Soundview Home Equity Loan Trust, Series 2006-NLC1, Class A1, 144A (original cost $1,232,220; purchased 07/27/07)(f)(g)	Aaa	2.659	%(c)	11/25/36	1,235	1,203,946
Soundview Home Equity Loan Trust, Series 2007-OPT1, Class 2A1	Aaa	2.679	%(c)	06/25/37	8,109	7,692,856
Structured Asset Securities Corp., Series 2006-BC3, Class A2	Aaa	2.649	%(c)	11/25/36	4,980	4,824,558
Wells Fargo Home Equity Trust, Series 2006-3, Class A1	Ba1	2.649	%(c)	01/25/37	2,775	2,722,047

TOTAL ASSET-BACKED SECURITIES (cost $380,191,797)						366,823,813

BANK LOANS (c)— 0.7%
Chrysler Finco Term (original cost $18,905,000; purchased 07/31/07)(f)(g)	BA-(d)	6.80%		08/03/14	19,900	16,411,968
Davita, Inc., Term B1 (original cost $134,144; purchased 03/31/08)(f)(g)	Ba	4.32%		10/05/12	134	125,653
Davita, Inc., Term B1 (original cost $192,352; purchased 05/31/07)(f)(g)	BA+(d)	4.57%		10/05/12	192	179,504
Davita, Inc., Term B1 (original cost $288,528; purchased 05/31/07)(f)(g)	BA+(d)	4.60%		10/05/12	287	269,256
Davita, Inc., Term B1 (original cost $2,973,286; purchased 05/31/07, 03/31/08)(f)(g)	BA+(d)	4.63%		10/05/12	2,969	2,781,387
Davita, Inc., Term B1 (original cost $192,352; purchased 05/31/07)(f)(g)	BA+(d)	5.76%		10/05/12	192	179,504
Davita, Inc., Term B1 (original cost $2,763,870; purchased 11/05/07)(f)(g)	BA+(d)	6.23%		10/05/12	2,765	2,588,927
NRG Energy, Inc., Term B (original cost $10,790,547; purchased 02/07/08)(f)(g)	BA-(d)	4.20%		02/01/13	11,973	11,177,559
RH Donnelley, Inc. (original cost $60,497; purchased 10/19/07)(f)(g)	BA+(d)	4.20%		06/30/11	60	55,960
RH Donnelley, Inc. (original cost $208,670; purchased 02/28/08)(f)(g)	BA+(d)	4.60%		06/30/11	209	193,020
RH Donnelley, Inc., Term BI (original cost $776,222; purchased 12/28/07)(f)(g)	BA+(d)	4.05%		06/30/11	776	720,625
RH Donnelley, Inc., Term BI (original cost $519,699; purchased 05/24/07 - 10/19/07)(f)(g)	BA+(d)	4.59%		06/30/11	517	478,670
RH Donnelley, Inc., Term D (original cost $315,974; purchased 03/31/08)(f)(g)	BA+(d)	4.10%		06/30/11	315	292,368
RH Donnelley, Inc., Term D (original cost $98,187; purchased 10/19/07)(f)(g)	BA+(d)	4.20%		06/30/11	98	90,823
RH Donnelley, Inc., Term D (original cost $840,250; purchased 03/31/08)(f)(g)	BA+(d)	4.30%		06/30/11	840	776,812
RH Donnelley, Inc., Term D (original cost $421,998; purchased 05/24/07)(f)(g)	BA+(d)	4.50%		06/30/11	420	389,824
RH Donnelley, Inc., Term D (original cost $289,805; purchased 05/24/07 - 02/28/08)(f)(g)	BA+(d)	4.59%		06/30/11	290	268,973
RH Donnelley, Inc., Term D (original cost $421,998; purchased 05/24/07)(f)(g)	BA+(d)	4.60%		06/30/11	420	389,824
RH Donnelley, Inc., Term D (original cost $157,579; purchased 05/24/07, 11/02/07)(f)(g)	BA+(d)	4.75%		06/30/11	157	145,709
RH Donnelley, Inc., Term D (original cost $72,703; purchased 11/01/07)(f)(g)	BA+(d)	7.09%		06/30/11	53	49,470

TOTAL BANK LOANS (cost $40,513,780)						37,565,836

COLLATERALIZED MORTGAGE OBLIGATIONS — 13.3%
ABN AMRO Mortgage Corp., Series 2003-13, Class A3	Aaa	5.50%		01/25/34	3,330	2,629,808
Adjustable Rate Mortgage Trust, Series 2005-5, Class 2A1	Aaa	5.132	%(c)	09/25/35	7,083	6,874,749
American Home Mortgage Investment Trust, Series 2004-4, Class 4A	Aaa	4.39	%(c)	02/25/45	1,881	1,716,252
Banc of America Funding Corp., Series 2005-D, Class A1	AAA(d)	4.114	%(c)	05/25/35	3,062	2,865,753
Banc of America Funding Corp., Series 2006-J, Class 4A1	AAA(d)	6.143	%(c)	01/20/47	3,128	2,774,420
Banc of America Mortgage Securities, Inc., Series 2003-I, Class 2A5	Aaa	4.143	%(c)	10/25/33	3,072	3,052,271
Banc of America Mortgage Securities, Inc., Series 2004-1, Class 5A1	AAA(d)	6.50%		09/25/33	479	471,889
Banc of America Mortgage Securities, Inc., Series 2004-F, Class 1A1	Aaa	5.66	%(c)	07/25/34	5,511	5,352,193
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A2	Aaa	6.775	%(c)	01/25/33	332	311,419
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class A-1	Aaa	5.611	%(c)	02/25/33	496	483,770
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 1A1	Aaa	6.837	%(c)	01/25/34	43	38,865

Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 4A1	Aaa	4.618	%(c)	01/25/34	658	563,799
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1	Aaa	5.069	%(c)	11/25/34	11,425	11,090,416
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 22A1	Aaa	4.957	%(c)	01/25/35	4,947	4,647,238
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A1	Aaa	4.125	%(c)	03/25/35	56,747	54,233,100
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A2	Aaa	4.55	%(c)	08/25/35	65,297	62,218,142
Bear Stearns Alt-A Trust, Series 2003-5, Class 2A1	Aaa	4.995	%(c)	12/25/33	5,572	5,366,790
Bear Stearns Alt-A Trust, Series 2005-4, Class 3A1	Aaa	5.37	%(c)	05/25/35	4,072	2,443,045
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1	Aaa	5.712	%(c)	09/25/35	2,107	1,728,658
Bear Stearns Alt-A Trust, Series 2006-8, Class 3A1	Aaa	2.759	%(c)	02/25/36	4,859	3,823,009
Bear Stearns Asset Backed Securities Trust, Series 2007-HE5, Class 1A1	Aaa	2.689	%(c)	05/25/37	3,651	3,511,362
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 1A1	Aaa	5.68	%(c)	01/26/36	8,023	6,784,980
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 2A1	Aaa	5.782	%(c)	09/25/37	4,341	3,594,395
Bear Stearns Structured Products, Inc., Series 2007-R7, Class A1, 144A (original cost $5,136,761; purchased 08/27/07)(f)(g)	NR	3.32	%(c)	01/25/37	5,172	4,914,197
Bear Sterns Adjustable Rate Mortgage Trust, Series 2003-1, Class 6A1	Aaa	5.031	%(c)	04/25/33	214	209,726
Bear Sterns Adjustable Rate Mortgage Trust, Series 2004-3, Class 1A1	Aaa	5.686	%(c)	07/25/34	4,608	3,572,161
Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2B	Aaa	4.681	%(c)	08/25/35	11,158	10,550,303
Commercial Mortgage Pass-Through Certificate, Series 1999-1, Class A2	Aaa	6.455%		09/15/08	3,809	3,809,425
Countrywide Alternative Loan Trust, Series 2007-OA7, Class A1A	Aaa	2.779	%(c)	01/25/46	4,565	3,457,399
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-22, Class A3	Aaa	4.802	%(c)	11/25/34	7,139	6,693,995
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB9, Class 1A1	Aaa	4.73	%(c)	02/20/35	12,705	12,297,867
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB9, Class 3A2A	Aaa	5.25	%(c)	02/20/36	1,162	960,254
CS First Boston Mortgage Securities Corp., Series 2002-F1A, Class A, 144A (original cost $102,171; purchased 07/30/07)(f)(g)	Aaa	5.327	%(c)	03/25/32	103	92,488
Fannie Mae Whole Loan, Series 2003-W1, Class 1A1	Aaa	6.50%		12/25/42	995	1,055,139
Fannie Mae Whole Loan, Series 2004-W2, Class 2A2	Aaa	7.00%		02/25/44	323	353,542
Fannie Mae Whole Loan, Series 2004-W2, Class 5A	Aaa	7.50%		03/25/44	297	328,616
Fannie Mae, Series 1993-70, Class Z	Aaa	6.90%		05/25/23	97	104,007
Fannie Mae, Series 2002-56, Class MC	Aaa	5.50%		09/25/17	223	231,769
Fannie Mae, Series 2003-21, Class M	Aaa	5.00%		02/25/17	1,489	1,522,752
Fannie Mae, Series 2003-25, Class KP	Aaa	5.00%		04/25/33	7,576	7,576,393
Fannie Mae, Series 2003-33, Class PU	Aaa	4.50%		05/25/33	243	239,806
Fannie Mae, Series 2003-122, Class TU	Aaa	4.00%		05/25/16	268	268,279
Fannie Mae, Series 2006-118, Class 1A	Aaa	3.195	%(c)	12/25/36	2,936	2,818,889
Fannie Mae, Series 2007-73, Class A1	Aaa	3.195	%(c)	07/25/37	11,087	10,154,934
FHLMC Structured Pass-Through Securities, Series T- 63, Class 1A1	Aaa	5.988	%(c)	02/25/45	391	378,357
FHLMC Structured Pass-Through Securities, Series T- 75, Class A1	Aaa	3.175	%(c)	11/25/36	16,017	15,778,319
First Horizon Asset Securities, Inc., Series 2005-AR3, Class 2A1	AAA(d)	5.37	%(c)	08/25/35	2,322	1,858,959
Freddie Mac, Series 2064, Class ZA	Aaa	6.50%		05/15/28	2,390	2,535,773
Freddie Mac, Series 2145, Class MZ	Aaa	6.50%		04/15/29	6,485	6,807,405
Freddie Mac, Series 2378, Class PE	Aaa	5.50%		11/15/16	466	484,500
Freddie Mac, Series 2662, Class DG	Aaa	5.00%		10/15/22	1,300	1,317,322
Freddie Mac, Series 2694, Class QH	Aaa	4.50%		03/15/32	1,265	1,248,686
Freddie Mac, Series 2721, Class PE	Aaa	5.00%		01/15/23	525	528,829
Freddie Mac, Series 2724, Class PT	Aaa	3.75%		05/15/16	236	236,736
Freddie Mac, Series 2728, Class TC	Aaa	4.00%		02/15/23	499	499,210

Freddie Mac, Series 2734, Class PG	Aaa	5.00%		07/15/32	909	901,833
Freddie Mac, Series 2737, Class XG	Aaa	4.00%		11/15/22	212	212,006
Freddie Mac, Series 2737, Class YD	Aaa	5.00%		08/15/32	600	599,230
Freddie Mac, Series 2750, Class NB	Aaa	4.00%		12/15/22	710	711,017
Freddie Mac, Series 2764, Class LZ	Aaa	4.50%		03/15/34	10,216	8,288,658
Freddie Mac, Series 2950, Class NA	Aaa	4.25%		09/15/24	10,718	10,775,662
Freddie Mac, Series 3149, Class LF	Aaa	3.118	%(c)	05/15/36	3,897	3,757,183
Freddie Mac, Series 3335, Class AF	Aaa	3.271	%(c)	10/15/20	62,571	61,535,481
Freddie Mac, Series 3335, Class BF	Aaa	3.271	%(c)	07/15/19	10,269	10,113,549
Freddie Mac, Series 3335, Class FT	Aaa	3.271	%(c)	08/15/19	46,442	45,720,863
Freddie Mac, Series 3346, Class FA	Aaa	3.351	%(c)	02/15/19	42,517	42,221,724
Greenpoint Mortgage Funding Trust, Series 2006-AR6, Class A1A	Aaa	2.679	%(c)	10/25/46	5,138	4,625,420
Greenpoint Mortgage Funding Trust, Series 2006-AR8, Class 1A1A	Aaa	2.679	%(c)	01/25/47	5,948	5,588,267
Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1	AAA(d)	4.386	%(c)	10/25/33	6,000	5,746,608
GSR Mortgage Loan Trust, Series 2004-7, Class 1A1	Aaa	5.297	%(c)	06/01/34	2,919	2,745,153
GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1	AAA(d)	5.252	%(c)	11/25/35	7,991	7,132,080
Harborview Mortgage Loan Trust, Series 2005-2, Class 2A1A	Aaa	2.779	%(c)	05/19/35	989	777,967
Harborview Mortgage Loan Trust, Series 2005-4, Class 3A1	Aaa	5.147	%(c)	07/19/35	5,984	5,717,159
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A11	Aaa	2.649	%(c)	12/19/36	6,910	6,506,302
Indymac ARM Trust, Series 2001-H2, Class A2	Aaa	6.395	%(c)	01/25/32	35	34,720
Indymac Index Mortgage Loan Trust, Series 2004-AR11, Class 2A	Aaa	5.05	%(c)	12/25/34	2,165	1,971,618
Indymac Index Mortgage Loan Trust, Series 2006-AR14, Class 1A1A	Aaa	2.689	%(c)	11/25/46	3,036	2,826,608
JPMorgan Mortgage Trust, Series 2005-A1, Class 6T1	Aaa	5.024	%(c)	02/25/35	2,544	2,427,718
Master Adjustable Rate Mortgages Trust, Series 2004- 13, Class 3A4	Aaa	3.786	%(c)	11/21/34	6,423	6,340,868
Master Asset Backed Securities Trust, Series 2007- HE1, Class A1	Aaa	2.679	%(c)	05/25/37	4,898	4,573,160
Merrill Lynch Mortgage Investors, Inc., Series 2003-A3, Class 1A	Aaa	5.729	%(c)	05/25/33	6,859	6,358,578
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A	Aaa	2.809	%(c)	02/25/36	2,027	1,626,008
MLCC Mortgage Investors, Inc., Series 2005-2, Class 3A	Aaa	4.135	%(c)	10/25/35	793	718,773
MLCC Mortgage Investors, Inc., Series 2005-3, Class 5A	Aaa	2.849	%(c)	11/25/35	3,529	2,620,450
Prime Mortgage Trust, Series 2004, Class 1A2	AAA(d)	2.999	%(c)	02/25/34	1,026	903,762
Prime Mortgage Trust, Series 2004, Class 2A2	AAA(d)	2.999	%(c)	02/25/19	212	200,704
Residential Funding Mortgage Securities I, Series 2005- SA4, Class 1A21	Aaa	5.216	%(c)	09/25/35	7,379	6,228,166
Rothschild, (L.F.) Mortgage Trust, Series 2, Class Z	AAA(d)	9.95%		08/01/17	71	77,877
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 3A1	Aaa	5.359	%(c)	01/25/35	8,207	7,825,660
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 3A1	Aaa	5.535	%(c)	08/25/35	1,390	1,178,565
Structured Asset Mortgage Investments, Inc., Series 2007-AR3, Class 1A1	Aaa	2.699	%(c)	09/25/36	11,579	11,084,367
Structured Asset Securities Corp., Series 2002-1A, Class 4A	Aaa	6.039	%(c)	02/25/32	85	78,107
Structured Asset Securities Corp., Series 2006-11, Class A1, 144A (original cost $4,519,526; purchased 10/24/06)(f)(g)	AAA(d)	5.382	%(c)	10/25/35	4,543	4,338,382
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1	Aaa	2.719	%(c)	08/25/36	10,573	9,873,055
Thornburg Mortgage Securities Trust, Series 2006-6, Class A1	Aaa	2.709	%(c)	11/25/11	4,657	4,413,542
Washington Mutual, Inc., Series 2004-CB1, Class 4A	Aaa	6.00%		06/25/34	415	405,648
Washington Mutual, Inc., Series 2005-AR13, Class A1	Aaa	2.889	%(c)	11/25/35	809	645,099
Wells Fargo Mortgage Backed Securities Trust, Series 2004-AA, Class A1	Aaa	4.999	%(c)	12/25/34	7,386	6,943,704
Wells Fargo Mortgage Backed Securities Trust, Series 2004-CC, Class A1	Aaa	4.952	%(c)	01/25/35	9,245	8,674,747

Wells Fargo Mortgage Backed Securities, Series 2003- 17, Class 1A12	AAA(d)	5.25%		01/25/34	40,054	30,459,909
Wells Fargo Mortgage Backed Securities, Series 2006- AR2, Class 2A1	AAA(d)	4.95	%(c)	03/25/36	5,086	4,843,726

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $673,663,711)						640,812,043

CORPORATE OBLIGATIONS — 28.6%

Airlines
United Air Lines, Inc., Pass-Through Cert., Series 91A2(g)(i)	NR	10.02%		03/22/14	737	347,509
United Air Lines, Inc., Equipment Trust, Series 91C, 144A(g)(i)	NR	10.36%		11/13/12	2,660	31,259
United Air Lines, Inc., Equipment Trust, Series 91E, 144A(g)(i)	NR	10.36%		11/27/12	234	2,161

						380,929

Automobile Manufacturers — 0.4%
DaimlerChrysler NA Holding Corp., Gtd. Notes	A3	3.298	%(c)	03/13/09	9,100	8,980,908
DaimlerChrysler NA Holding Corp., Gtd. Notes, MTN	A3	3.218	%(c)	03/13/09	3,400	3,357,966
DaimlerChrysler NA Holding Corp., Gtd. Notes, MTN	A3	3.562	%(c)	08/03/09	5,100	5,020,726

						17,359,600

Automotive Parts — 0.1%
Allison Transmission, Inc., Gtd. Notes, 144A (original cost $5,000,000; purchased 10/11/07)(f)(g)	Caa1	11.00%		11/01/15	5,000	4,350,000

Banking
Export Import Bank China, Unsec’d. Notes, 144A (China) (original cost $592,806; purchased 07/14/05)(f)(g)	A1	4.875%		07/21/15	600	601,603

Beverages — 0.2%
Diageo Capital Co. PLC, Gtd. Notes, MTN (United Kingdom)	A3	4.987	%(c)	11/10/08	8,100	8,075,303

Biotechnology — 0.3%
Amgen, Inc., Sr. Unsec’d. Notes	A2	5.133	%(c)	11/28/08	14,400	14,383,066

Electric — 0.3%
Ohio Power Co., Sr. Unsec’d. Notes	A3	4.826	%(c)	04/05/10	16,030	15,626,348

Financial - Bank & Trust — 6.9%
American Express Bank FSB, Sr. Unsec’d Notes	Aa3	6.00%		09/13/17	500	487,439
American Express Centurion Bank, Sr. Unsec’d. Notes	Aa3	2.955	%(c)	06/12/09	23,000	22,919,316
American Express Centurion Bank, Sr. Unsec’d. Notes	Aa3	6.00%		09/13/17	500	485,028
American Express Co., Sr. Unsec’d. Notes	A1	6.15%		08/28/17	3,700	3,682,939
ANZ National International Ltd., Bank Gtd. Notes, 144A (United Kingdom) (original cost $12,201,170; purchased 08/01/06, 09/26/06)(f)(g)	Aa2	3.168	%(c)	08/07/09	12,200	12,174,551
Bank of America Corp., Sr. Unsec’d. Notes	Aa1	3.155	%(c)	11/06/09	3,700	3,672,735
Bank of America Corp., Sr. Unsec’d. Notes, MTN	Aa1	2.964	%(c)	09/18/09	6,000	5,956,284
Bank of America Corp., Jr. Sub. Notes	Aa3	8.00	%(c)	12/29/49	38,400	38,446,080
Bank of America NA, Sr. Notes	Aaa	2.764	%(c)	12/18/08	500	498,852
Bank of America NA, Sub. Notes	Aa1	6.00%		10/15/36	1,900	1,817,627
Bank of Ireland, Sr. Unsec’d. Notes, MTN (Ireland)	Aa2	2.814	%(c)	12/18/09	15,900	15,853,954
Bank of Scotland PLC, Bank Gtd. Notes, MTN, 144A (United Kingdom) (original cost $8,400,000; purchased 07/11/06)(f)(g)	Aa1	4.038	%(c)	07/17/09	8,400	8,396,052
Barclays Bank PLC, Sr. Unsub. Notes (United Kingdom)	Aa1	5.45%		09/12/12	63,200	64,732,031
China Development Bank, Unsec’d. Notes (China)	A1	5.00%		10/15/15	600	597,014
Citigroup Funding, Inc., Gtd. Notes, MTN	Aa3	2.599	%(c)	04/23/09	5,500	5,431,965
Citigroup Funding, Inc., Gtd. Notes, MTN	Aa3	2.606	%(c)	06/26/09	5,400	5,322,380
Citigroup, Inc., Sr. Unsec’d. Notes	Aa3	6.00%		08/15/17	3,700	3,648,344
Credit Agricole SA, Sr. Unsec’d. Notes, 144A (France) (original cost $6,100,000; purchased 05/23/07)(f)(g)	Aa1	5.053	%(c)	05/28/09	6,100	6,104,648
Credit Agricole SA, Sr. Unsec’d. Notes, 144A (France) (original cost $7,000,000; purchased 05/23/07)(f)(g)	Aa1	5.103	%(c)	05/28/10	7,000	7,001,246
DBS Bank Ltd., Sub. Notes, 144A (Singapore) (original cost $1,000,000; purchased 05/11/07)(f)(g)	Aa2	3.29	%(c)	05/16/17	1,000	928,100
Deutsche Bank AG, Sr. Unsec’d. Notes (Germany)	Aa1	6.00%		09/01/17	11,000	11,452,309

DnB Nor Bank ASA, Sr. Notes, 144A (Norway) (original cost $5,401,382; purchased 11/14/06)(f)(g)	Aa1	4.447	%(c)	10/13/09	5,400	5,404,984
Export-Import Bank of Korea, Notes (South Korea)	Aa3	3.166	%(c)	06/01/09	8,700	8,714,686
Fifth Third Bancorp, Sub. Notes	A1	8.25%		03/01/38	4,200	4,279,695
FleetBoston Financial Corp., Sub. Notes	Aa2	7.375%		12/01/09	20,000	21,269,660
HBOS PLC, Sub. Notes, 144A (United Kingdom) (original cost $700,000; purchased 09/22/05)(f)(g)	A1	5.92	%(c)	09/29/49	700	514,974
HSBC Bank USA, Sr. Notes	Aa2	3.13	%(c)	06/10/09	3,300	3,289,684
HSBC Finance Corp., Notes, MTN	Aa3	3.154	%(c)	12/05/08	4,800	4,769,059
HSBC Finance Corp., Sr. Notes	Aa3	3.954	%(c)	10/21/09	4,200	4,053,630
HSBC Finance Corp., Sr. Unsec’d. Notes	Aa3	2.93	%(c)	09/15/08	16,200	16,044,950
HSBC Holdings PLC, Sub. Notes (United Kingdom)	Aa3	6.50%		05/02/36	5,100	4,933,801
HSBC Holdings PLC, Sub. Notes (United Kingdom)	Aa3	6.50%		09/15/37	3,700	3,509,972
RBS Capital Trust I, Bank Gtd. Notes	Aa3	4.709	%(c)	12/29/49	3,200	2,698,602
Residential Capital LLC, Gtd. Notes	B2	5.678	%(c)	05/22/09	8,100	4,617,000
Resona Bank Ltd., Notes, 144A (Japan) (original cost $899,370; purchased 09/08/05)(f)(g)	A2	5.85	%(c)	09/29/49	900	747,909
Royal Bank of Scotland Group PLC, Jr. Sub. Notes, MTN (United Kingdom)	Aa3	7.64	%(c)	03/31/49	10,200	8,784,138
Royal Bank of Scotland PLC, Notes, 144A (United Kingdom) (original cost $4,002,320; purchased 01/03/06)(f)(g)	Aaa	3.944	%(c)	07/21/08	4,000	3,993,384
State Street Capital Trust IV, Gtd. Notes	A1	3.80	%(c)	06/15/37	1,100	823,988
VTB Capital SA, Sr. Notes, 144A (Luxembourg) (original cost $5,500,000; purchased 10/27/06)(f)(g)	A2	3.839	%(c)	08/01/08	5,500	5,438,125
Wells Fargo & Co., Sr. Unsec’d. Notes	Aa1	2.90	%(c)	09/15/09	8,300	8,088,375
Westpac Banking Corp., Sr. Unsec’d. Notes	Aa1	3.04	%(c)	06/06/08	3,800	3,799,270

						335,384,780

Financial Services — 16.0%
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	Aa3	3.118	%(c)	11/09/09	9,100	8,905,979
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	Aa3	3.179	%(c)	03/02/09	6,000	5,965,128
American Honda Finance Corp., Bonds, MTN, 144A (original cost $13,612,920; purchased 03/07/07)(f)(g)	Aa3	3.05	%(c)	03/09/09	13,600	13,603,862
Bear Sterns Cos., Inc. (The), Notes, MTN	Baa1	2.786	%(c)	03/30/09	5,600	5,322,951
Bear Sterns Cos., Inc. (The), Notes, MTN	Baa1	4.325	%(c)	07/16/09	3,200	2,977,620
Bear Sterns Cos., Inc. (The), Sr. Notes, MTN	Baa1	3.19	%(c)	05/18/10	18,800	17,484,395
Bear Sterns Cos., Inc. (The), Sr. Unsec’d. Notes MTN	Baa1	3.16	%(c)	08/21/09	23,200	21,946,690
C8 Capital SPV Ltd., Notes, 144A (Mexico) (original cost $27,700,000; purchased 02/06/07)(f)(g)	BBB-(d)	6.64	%(c)	02/28/49	27,700	25,558,236
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	A2	3.13	%(c)	05/18/09	13,300	13,246,467
Caterpillar Financial Services Corp., Sr. Unsec’d Notes, MTN	A2	4.593	%(c)	10/09/09	22,100	22,038,562
CCCA LLC, Asset Backed, 144A (original cost $327,974; purchased 05/21/02)(f)(g)	AAA(d)	7.80%		10/15/08	300	304,411
CIT Group, Inc., Sr. Unsec’d. Notes	A3	2.729	%(c)	12/19/08	5,100	4,595,998
CIT Group, Inc., Sr. Unsec’d. Notes	A3	5.134	%(c)	01/30/09	5,200	4,525,768
CIT Group, Inc., Sr. Unsec’d. Notes, MTN	A3	3.19	%(c)	08/17/09	5,500	4,620,539
CIT Group, Inc., Sr. Unsec’d. Notes, MTN	A3	3.215	%(c)	08/15/08	6,000	5,538,936
Citigroup Capital XXI, Gtd. Notes	A1	8.30	%(c)	12/21/49	16,200	15,963,043
Citigroup Funding, Inc., Gtd. Notes, MTN	Aa3	2.98	%(c)	12/08/08	2,100	2,080,121
Citigroup Global Markets Holdings, Inc., Sr. Unsec’d. Notes, MTN	Aa3	2.90	%(c)	03/17/09	5,100	5,037,061
Citigroup, Inc., Sr. Unsec’d. Notes	Aa3	2.695	%(c)	12/26/08	7,300	7,289,590
Citigroup, Inc., Sr. Unsec’d. Notes	Aa3	2.701	%(c)	12/28/09	8,100	7,929,997
Citigroup, Inc., Sr. Unsec’d. Notes	Aa3	3.13	%(c)	06/09/09	10,459	10,336,013
Citigroup, Inc., Sr. Unsec’d. Notes	Aa3	5.024	%(c)	01/30/09	3,000	2,973,075
Citigroup, Inc., Sr. Unsec’d. Notes	Aa3	5.30%		10/17/12	2,400	2,405,990
Citigroup, Inc., Sr. Unsec’d. Notes	Aa3	5.50%		08/27/12	5,900	5,933,494
Citigroup, Inc., Sr. Unsec’d. Notes	Aa3	5.85%		07/02/13	1,600	1,623,405
Citigroup, Inc., Sub. Notes	A1	6.125%		08/25/36	11,000	9,660,629
Credit Suisse First Boston USA, Inc., Gtd. Notes	Aa1	3.265	%(c)	08/15/10	36,200	35,230,057
Enel Finance International SA, Gtd. Notes, 144A (Luxembourg) (original cost $22,041,435; purchased 09/13/07)(f)(g)	A2	6.80%		09/15/37	22,100	22,287,518
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	B1	5.80%		01/12/09	4,000	3,810,744

Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	B1	7.25%		10/25/11		200	164,285
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	B1	7.375%		02/01/11		200	166,772
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	B1	7.875%		06/15/10		160	139,510
Ford Motor Credit Co. LLC, Unsec’d. Notes	B1	7.375%		10/28/09		5,400	4,920,118
General Electric Capital Corp., Sr. Unsec’d. Notes	Aaa	4.706	%(c)	10/06/10		8,600	8,457,120
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aaa	3.135	%(c)	08/15/11		7,200	7,034,249
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aaa	3.274	%(c)	10/26/09		9,200	9,107,062
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aaa	3.964	%(c)	01/20/10		15,600	15,492,922
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aaa	3.994	%(c)	10/21/10		8,900	8,819,108
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aaa	4.686	%(c)	01/05/09		10,000	9,990,930
General Electric Capital Corp., Sub. Notes, 144A	Aa1	5.50	%(c)	09/15/47	EUR	33,000	49,181,727
General Electric Capital Corp., Sub. Notes (original cost $33,100,000; purchased 11/06/07)(f)(g)	Aa1	6.375	%(c)	11/15/49		33,100	32,388,979
General Motors Acceptance Corp. LLC, Sr. Unsec’d. Notes	B1	6.00%		12/15/11		1,000	747,493
General Motors Acceptance Corp. LLC, Unsub. Notes, MTN	B1	3.749	%(c)	09/23/08		4,000	3,773,776
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	Aa3	2.639	%(c)	12/23/08		2,300	2,285,356
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	Aa3	5.95%		01/18/18		21,700	21,488,425
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	Aa3	6.25%		09/01/17		16,400	16,505,567
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	Aa3	2.689	%(c)	12/22/08		21,300	21,147,684
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	Aa3	3.15	%(c)	11/16/09		3,900	3,851,266
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	Aa3	3.406	%(c)	07/29/08		2,500	2,493,990
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	Aa3	4.178	%(c)	07/23/09		4,640	4,598,964
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	Aa3	4.969	%(c)	11/10/08		5,700	5,669,790
Goldman Sachs Group, Inc. (The), Sub. Notes	A1	5.625%		01/15/17		5,400	5,180,355
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	4.308	%(c)	07/15/08		5,300	5,300,742
JPMorgan Chase & Co., Sr. Notes	Aa2	6.00%		01/15/18		5,500	5,735,516
JPMorgan Chase & Co., Sr. Notes, MTN	Aa2	3.202	%(c)	05/07/10		10,000	9,857,690
JPMorgan Chase Bank NA, Sub. Notes	Aa1	6.00%		10/01/17		11,800	12,298,231
JPMorgan Chase Capital XX, Gtd. Notes	Aa3	6.55%		09/29/36		1,000	874,859
Lehman Brothers Holdings, Inc., Notes, MTN	A1	2.649	%(c)	12/23/08		2,300	2,236,030
Lehman Brothers Holdings, Inc., Sr. Notes, MTN	A1	2.728	%(c)	11/24/08		16,490	16,077,668
Lehman Brothers Holdings, Inc., Sr. Notes, MTN	A1	3.165	%(c)	11/16/09		14,300	13,646,347
Lehman Brothers Holdings, Inc., Sr. Notes, MTN	A1	4.171	%(c)	07/18/11		3,900	3,465,501
Lehman Brothers Holdings, Inc., Sr. Notes, MTN	A1	4.793	%(c)	04/03/09		2,300	2,192,707
Lehman Brothers Holdings, Inc., Sr. Notes, MTN	A1	5.129	%(c)	11/10/09		3,500	3,169,810
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN	A1	5.17	%(c)	05/25/10		5,800	5,188,657
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN	A1	5.625%		01/24/13		6,200	6,028,663
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN	A1	6.20%		09/26/14		2,600	2,564,442
Longpoint Re Ltd., Notes, 144A (Cayman Islands) (original cost $3,100,000; purchased 04/27/07)(f)(g)	BB+(d)	8.05	%(c)	05/08/10		3,100	3,127,125
Merrill Lynch & Co., Inc., Notes, MTN	A1	3.531	%(c)	07/25/11		6,900	6,275,964
Merrill Lynch & Co., Inc., Notes, MTN	A1	3.888	%(c)	10/23/08		6,900	6,876,050
Merrill Lynch & Co., Inc., Notes, MTN	A1	4.96	%(c)	08/14/09		5,100	4,995,460
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes	A1	6.40%		08/28/17		18,800	18,551,990
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A1	3.138	%(c)	12/04/09		4,900	4,774,854
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A1	3.178	%(c)	05/08/09		6,400	6,293,235
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A1	5.074	%(c)	01/30/09		7,100	7,012,627
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A1	6.05%		08/15/12		3,600	3,656,300
Morgan Stanley, Sr. Notes, MTN	Aa3	6.25%		08/28/17		20,900	20,786,053
Morgan Stanley, Sr. Unsec’d. Notes	Aa3	2.639	%(c)	11/21/08		4,600	4,572,285
MUFG Capital Finance 1 Ltd., Bank Gtd. Notes (Cayman Islands)	A2	6.346	%(c)	07/29/49		900	733,409
Mystic Re Ltd., Notes, 144A (Cayman Islands) (original cost $2,200,000; purchased 05/23/07)(f)(g)	B+(d)	15.081	%(c)	06/07/11		2,200	2,260,434
National Australia Bank Ltd., Sr. Unsec’d. Notes, 144A (Australia) (original cost $5,600,000; purchased 09/06/06)(f)(g)	Aa1	2.979	%(c)	09/11/09		5,600	5,595,341

Phoenix Quake Ltd., Sec’d. Notes, 144A (original cost $1,200,000; purchased 06/18/03)(f)(g)	Baa3	7.153	%(c)	07/03/08	1,200	1,200,000
Phoenix Quake Wind Ltd., Sec’d. Notes, 144A (original cost $1,200,000; purchased 06/18/03)(f)(g)	Baa3	7.153	%(c)	07/03/08	1,200	1,200,240
Phoenix Quake Wind Ltd., Sec’d. Notes, 144A (original cost $550,000; purchased 06/18/03)(f)(g)	B3	8.203	%(c)	07/03/08	550	542,355
Santander Perpetual SA Unipersonal, Bank Gtd. Notes, 144A (Spain) (original cost $19,785,765; purchased 10/18/07 - 11/01/07)(f)(g)	Aa2	6.671	%(c)	10/29/49	19,800	17,842,988
Santander US Debt SA Unipersonal, Bank Gtd. Notes, 144A (Spain) (original cost $10,200,000; purchased 11/21/06)(f)(g)	Aa1	3.074	%(c)	11/20/09	10,200	10,090,238
SLM Corp., Sr. Unsec’d. Notes, MTN	Baa2	3.471	%(c)	07/27/09	22,000	18,509,304
SMFG Preferred Capital, Sub. Notes, 144A (Cayman Islands) (original cost $4,600,000; purchased 12/13/06)(f)(g)	A2	6.078	%(c)	12/25/49	4,600	3,606,400
TNK-BP Finance SA, Sr. Unsec’d. Notes, 144A (Luxembourg) (original cost $1,498,140; purchased 03/13/07)(f)(g)	Baa2	6.125%		03/20/12	1,500	1,411,875
UBS Preferred Funding Trust V, Gtd. Notes	Aa3	6.243	%(c)	05/29/49	8,100	6,774,662
UFJ Finance Aruba AEC, Bank Gtd. Notes	Aa3	6.75%		07/15/13	400	444,950
ZFS Finance USA Trust IV, Jr. Sub. Notes, 144A (original cost $3,199,040; purchased 05/03/07)(f)(g)	Baa2	5.875	%(c)	05/09/32	3,200	3,026,592

						771,599,321

Insurance — 0.1%
American International Group, Inc., Sr. Unsec’d. Notes	Aa2	5.05%		10/01/15	800	780,226
American International Group, Inc., Sr. Unsec’d. Notes, 144A (original cost $4,400,572; purchased 07/18/06)(f)(g)	Aa2	2.868	%(c)	06/16/09	4,400	4,397,536
Residental Reinsurance 2007 Ltd., Notes, 144A (original cost $1,400,000; purchased 05/16/07)(f)(g)	B(d)	13.326	%(c)	06/07/10	1,400	1,425,508

						6,603,270

Machinery & Equipment — 0.2%
Siemens Financieringsmat, Gtd. Notes, 144A (Netherlands) (original cost $7,403,330; purchased 09/20/06)(f)(g)	A1	4.92	%(c)	08/14/09	7,400	7,405,150

Media — 0.8%
Comcast Corp., Gtd. Notes	Baa2	6.45%		03/15/37	1,600	1,507,742
Time Warner, Inc., Gtd. Notes	Baa2	3.30	%(c)	11/13/09	24,326	23,293,240
Walt Disney Co. (The), Sr. Unsec’d. Notes, MTN	A2	3.09	%(c)	09/10/09	15,170	15,144,287

						39,945,269

Medical Supplies & Equipment — 0.1%
AstraZeneca PLC, Sr. Unsub. Notes (United Kingdom)	A1	5.90%		09/15/17	2,700	2,854,070
AstraZeneca PLC, Sr. Unsub. Notes (United Kingdom)	A1	6.45%		09/15/37	2,700	2,897,057

						5,751,127

Metals & Mining — 0.1%
Codelco, Inc., Unsec’d. Notes, 144A (original cost $695,072; purchased 10/19/06)(f)(g)	Aa3	6.15%		10/24/36	700	701,561
Vale Overseas Ltd., Gtd. Notes	Baa3	6.25%		01/23/17	1,200	1,195,054
Vale Overseas Ltd., Gtd. Notes	Baa3	6.875%		11/21/36	1,200	1,170,858

						3,067,473

Oil & Gas — 0.8%
BP AMI Leasing, Inc., Gtd. Notes, 144A (original cost $6,400,000; purchased 06/21/07)(f)(g)	Aa1	4.868	%(c)	06/26/09	6,400	6,402,726
Citigroup Global Markets Deutschland AG for OAO Gazprom, Unsec’d. Notes (Germany)	A3	10.50%		10/21/09	6,400	6,941,440
El Paso Corp., Sr. Unsec’d. Notes, MTN	Ba3	7.75%		01/15/32	9,500	9,756,833
Gaz Capital SA, Sr. Unsec’d. Notes, 144A (Luxembourg) (original cost $1,100,000; purchased 11/17/06)(f)(g)	A3	6.212%		11/22/16	1,100	1,017,500
NGPL PipeCo LLC Sr. Unsec’d. Notes, 144A (original cost $6,700,000; purchased 12/14/07)(f)(g)	Baa3	6.514%		12/15/12	6,700	6,958,245
Petroleum Export Ltd., Sr. Notes, 144A (Cayman Islands) (original cost $505,011; purchased 07/14/05)(f)(g)	Baa1	5.265%		06/15/11	505	506,687

Ras Laffan Liquefied Natural Gas Co. Ltd. II, Bonds, 144A (original cost $1,600,000; purchased 08/04/05)(f)(g)	Aa2	5.298%		09/30/20		1,600	1,564,592
Transocean, Inc., Sr. Unsec’d. Notes	Baa2	3.214	%(c)	09/05/08		5,200	5,174,068

							38,322,091

Real Estate — 0.2%
WEA Finance LLC/WCI Finance LLC, Sr. Notes, 144A (Australia) (original cost $12,302,011; purchased 09/21/06)(f)(g)	A2	5.70%		10/01/16		12,330	11,147,935

Retail & Merchandising — 0.8%
Kimberly-Clark Corp., Sr. Unsec’d. Notes	A2	5.084	%(c)	07/30/10		11,800	11,755,502
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.50%		07/01/15		20,000	19,879,860
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.891	%(c)	06/16/08		5,600	5,600,342

							37,235,704

Telecommunications — 1.3%
AT&T, Inc., Sr. Unsec’d. Notes	A2	3.195	%(c)	02/05/10		3,700	3,665,250
AT&T, Inc., Sr. Unsec’d. Notes	A2	4.95%		01/15/13		1,700	1,705,761
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.08	%(c)	11/14/08		3,400	3,400,364
AT&T, Inc., Sr. Unsec’d. Notes	A2	6.30%		01/15/38		1,200	1,160,310
BellSouth Corp., Gtd. Notes	A2	3.165	%(c)	08/15/08		8,400	8,389,189
BellSouth Corp., Sr. Unsec’d. Notes, 144A (original cost $5,738,056; purchased 04/18/07)(f)(g)	A2	4.24%		04/26/21		5,800	5,803,712
Deutsche Telekom International Finance BV, Gtd. Notes (Netherlands)	A3	2.779	%(c)	03/23/09		16,800	16,583,599
Qwest Capital Funding, Inc., Gtd. Notes	B1	7.25%		02/15/11		153	145,350
Qwest Corp., Sr. Unsec’d. Notes	Ba1	7.20%		11/10/26		8,950	7,540,375
Telecom Italia Capital SA, Gtd. Notes (Luxembourg)	Baa2	4.561	%(c)	07/18/11		6,900	6,159,678
Telefonica Emisiones SAU, Gtd. Notes (Spain)	Baa1	2.842	%(c)	06/19/09		6,700	6,525,787
Verizon Global Funding Corp., Sr. Unsec’d. Notes	A3	7.25%		12/01/10		900	966,578

							62,045,953

TOTAL CORPORATE OBLIGATIONS (cost $1,415,957,040)							1,379,284,922

FOREIGN GOVERNMENT BONDS — 0.6%

Korea Development Bank, Notes (South Korea)	Aa3	4.843	%(c)	04/03/10		24,700	24,637,608
Republic of Brazil, Sr. Unsec’d. Notes (Brazil)	Ba1	10.25%		01/10/28	BRL	6,400	3,395,680
Republic of South Africa, Sr. Unsec’d. Notes (South Africa)	Baa1	5.875%		05/30/22		800	752,104

TOTAL FOREIGN GOVERNMENT BONDS (cost $29,135,791)							28,785,392

MUNICIPAL BONDS — 1.3%

California — 0.8%
Golden State Tobacco Securitization Corp., Revenue Bonds	Baa3	Zero		06/01/37		22,700	13,528,973
State of California, General Obligation Bond	A1	5.00%		12/01/37		24,000	23,347,200

							36,876,173

Florida — 0.3%
State of Florida, General Obligation Bond	Aa1	5.25%		07/01/37		13,600	13,792,712

Illinois
State of Illinois, General Obligation Bond	Aa3	4.95%		06/01/23		570	581,275

Nevada
Truckee Meadows Water Authority, Revenue Bonds,Series A(l)	Aaa	5.00	%(e)	07/01/36		100	98,799
Truckee Meadows Water Authority, Revenue Bonds, Series A (original cost $36,034; purchased 12/16/05)(f)(g)	Aaa	7.281%		07/01/36		32	30,526

							129,325

New Jersey
City of Trenton, General Obligation Bond (FSA Insured)	Aaa	4.80%		04/01/14		990	1,027,570

Jersey City Municipal Utilities Authority, Revenue Bond, Series A (MBIA Insured)	Aaa	4.81%		05/15/14	1,000	983,570

						2,011,140

New Mexico
Jicarilla Apache Nation, Revenue Bonds	NR	3.85%		12/01/08	220	221,276

Oregon
Portland Oregon River District Urban Renewal and Redevelopment, Revenue Bonds, Series B (AMBAC Insured)	Aaa	3.35%		06/15/10	1,020	1,017,175

Wisconsin — 0.2%
Badger Tobacco Asset Securitization Corp., Revenue Bond	Baa3	6.00%		06/01/17	10,100	10,132,118
Wisconsin State General, Revenue Bond	Aaa	5.70%		05/01/26	510	559,842

						10,691,960

TOTAL MUNICIPAL BONDS
(cost $65,312,738)						65,321,036

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 77.5%
Federal Home Loan Mortgage Corp.		5.00%		10/01/18-09/01/35	4,564	4,613,384
Federal Home Loan Mortgage Corp.		5.50%		01/01/34-02/01/36	2,548	2,579,024
Federal Home Loan Mortgage Corp.		5.50%		TBA	77,500	78,250,820
Federal Home Loan Mortgage Corp.		6.00%		02/01/16-11/01/37	93,195	95,655,440
Federal Home Loan Mortgage Corp.		6.00%		TBA	71,000	72,797,152
Federal National Mortgage Assoc.		4.50%		09/01/33	195	188,231
Federal National Mortgage Assoc.		4.668	%(c)	05/25/35	800	804,474
Federal National Mortgage Assoc.		4.851	%(c)	08/01/35	5,960	5,958,675
Federal National Mortgage Assoc.		5.00%		10/01/08-03/01/37	185,697	185,960,829
Federal National Mortgage Assoc.		5.00%		TBA	3,900	3,936,562
Federal National Mortgage Assoc.		5.00%		TBA	180,500	178,638,684
Federal National Mortgage Assoc.		5.00%		TBA	65,300	64,483,750
Federal National Mortgage Assoc.		5.398	%(c)	08/01/29	152	150,673
Federal National Mortgage Assoc.		5.422	%(c)	01/01/28	122	122,132
Federal National Mortgage Assoc.		5.449	%(c)	05/01/36	9,119	9,175,874
Federal National Mortgage Assoc.		5.46	%(c)	11/01/35	2,904	2,907,295
Federal National Mortgage Assoc.		5.50%		08/01/16-10/01/37	664,072	671,492,139
Federal National Mortgage Assoc.		5.50%		TBA	326,900	329,964,687
Federal National Mortgage Assoc.		5.50%		TBA	394,100	396,809,437
Federal National Mortgage Assoc.		5.722	%(c)	06/01/43	3,847	3,823,316
Federal National Mortgage Assoc.		6.00%		05/01/11-01/01/38	856,016	877,909,582
Federal National Mortgage Assoc.		6.00%		TBA	690,500	707,330,937
Federal National Mortgage Assoc.		6.50%		09/01/16-10/01/37	3,365	3,491,343
Federal National Mortgage Assoc.		6.50%		TBA	21,200	21,955,250
Federal National Mortgage Assoc.		6.628	%(c)	01/01/24	3	2,856
Government National Mortgage Assoc.		5.125	(c)%	10/20/23-11/20/29	2,007	2,002,536
Government National Mortgage Assoc.		5.625	(c)%	08/20/23-07/20/30	1,241	1,249,983
Government National Mortgage Assoc.		5.75	(c)%	01/20/32-02/20/32	2,259	2,279,890
Government National Mortgage Assoc.		6.00%		10/15/31-05/15/37	13,022	13,458,514
Government National Mortgage Assoc.		6.375	(c)%	03/20/17-05/20/30	1,881	1,924,200
Government National Mortgage Assoc.		7.00%		02/15/24	9	9,533

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(cost $3,702,791,775)						3,739,927,202

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.9%

Small Business Administration		4.875%	09/10/13	9,500	9,584,992
Small Business Administration		5.13%	09/01/23	1,097	1,098,146
Small Business Administration		5.51%	11/01/27	22,088	22,281,712
Small Business Administration		5.52%	06/01/24	7,976	8,252,167
Small Business Administration		6.344%	08/01/11	2,728	2,816,736
Small Business Administration		7.449%	08/01/10	215	224,268

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $43,604,443)					44,258,021

U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Inflationary Bonds, TIPS (cost $3,525,464)		3.00%	07/15/12	2,700	3,551,986

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PREFERRED STOCKS — 0.1%

Financial - Bank & Trust
Bank of America Corp., 7.25%, CVT (cost $3,000,000)				3,000	3,099,000

TOTAL LONG-TERM INVESTMENTS
(cost $6,357,696,539)					6,309,429,251

				Principal Amount (000)#

SHORT-TERM INVESTMENTS — 7.1%

COMMERCIAL PAPER (n)— 1.4%
UBS Finance LLC (cost $69,036,652)	A1+(d)	3.04%	06/02/08	$69,400	69,071,842

REPURCHASE AGREEMENTS — 4.4%

PNC Bank, 1.20%, dated 03/31/08, due 04/01/08 in the amount of $188,906,297 (cost $188,900,000; the value of collateral plus accrued interest was $192,982,521)(m)				188,900	188,900,000
PNC Bank, 1.20%, dated 03/31/08, due 04/01/08 in the amount of $23,000,767 (cost $23,000,000; the value of collateral plus accrued interest was $23,563,604)(m)				23,000	23,000,000

TOTAL REPURCHASE AGREEMENTS
(cost $211,900,000)					211,900,000

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AFFILIATED MONEY MARKET MUTUAL FUND — 0.8%

Dryden Core Investment Fund - Taxable Money Market Series (cost $38,020,810)(w)				38,020,810	38,020,810

Principal Amount (000)#

U.S. TREASURY OBLIGATION (k)(n)

U.S Treasury Bills (cost $199,840)	0.401%	06/12/08	$200	199,518

	Contracts/ Notional Amounts (000)#

OUTSTANDING OPTIONS PURCHASED* — 0.5%

Call Options — 0.5%
Swap on 3 Month LIBOR,
expiring 09/26/2008 @ 4.75%	292,000	11,969,284
expiring 12/15/2008 @ 3.15%	261,700	3,378,741
expiring 02/02/2009 @ 3.15%	114,300	1,413,107
expiring 02/02/2009 @ 3.50%	351,500	5,875,101
expiring 07/02/2009 @ 3.60%	52,900	815,938

		23,452,171

Put Option
90 Sterling Futures, expiring 09/17/2008, Strike Price $92.50	319,000	—

TOTAL OUTSTANDING OPTIONS PURCHASED (cost $8,822,108)		23,452,171

TOTAL SHORT-TERM INVESTMENTS (cost $327,979,410)		342,644,341

TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT—137.8%
(cost $6,685,675,949)		6,652,073,592

Principal Amount (000)#

SECURITY SOLD SHORT — (0.3)%
Government National Mortgage Assoc. (proceeds received $13,381,875)	6.00%	TBA	$13,000	(13,409,297)

	Contracts/ Notional Amounts (000)#

OUTSTANDING OPTIONS WRITTEN — (0.5)%

Call Options — (0.5)%
10 Year U.S. Treasury Note Futures,
expiring 05/23/2008, Strike Price $118.00	219,000	(4,653,750)
expiring 05/23/2008, Strike Price $120.00	51,900	(616,313)
Swap on 3 Month LIBOR,
expiring 09/26/2008 @ 4.95%	12,700	(8,573,238)
expiring 12/15/2008 @ 4.30%	87,300	(3,502,848)
expiring 02/02/2009 @ 4.25%	38,100	(1,429,208)
expiring 02/02/2009 @ 4.30%	129,800	(5,113,679)
expiring 02/02/2009 @ 4.60%	17,600	(895,392)
expiring 07/02/2009 @ 4.20%	23,000	(759,140)

		(25,543,568)

Put Options
10 Year U.S. Treasury Note Futures, expiring 05/23/2008, Strike Price $114.00	219,900	(481,031)

expiring 05/23/2008, Strike Price $116.00	26,000	(138,125)

		(619,156)

TOTAL OUTSTANDING OPTIONS WRITTEN
(premium received $15,162,110)		(26,162,724)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT(o)—137.0%
(cost $6,657,131,964)		6,612,501,571
Other liabilities in excess of other assets(x) — (37.0)%		(1,786,596,692)

NET ASSETS — 100.0%		$4,825,904,879

The following abbreviations are used in portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

AMBAC	American Municipal Bond Assurance Corporation

CVT	Convertible Security

FSA	Financial Security Assurance

MBIA	Municipal Bond Investors Assurance Company

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s

TBA	To be announced

TIPS	Treasury Inflation Protected Securities

AED	United Arab Emirates

AUD	Australian Dollar

BRL	Brazilian Real

CLP	Chilean Peso

EUR	Euro

GBP	British Pound

IDR	Indonesia Rupiah

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

KWD	Kuwaiti Dinar

MXN	Mexican Peso

MYR	Malaysian Ringgit

PHP	Philippine Peso

PLZ	Polish Zloty

RUB	Russian Ruble

SAR	Saudi Arabian Riyal

SEK	Swedish Krona

SGD	Singapore Dollar

ZAR	South African Rand

USD	United States Dollar

*	Non-income Producing Security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

†	The rating reflected is as of March 31, 2008. Rating of certain bonds may have changed subsequent to that date.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(e)	Inverse floating rate bond. The coupon is inversely indexed to a floating rate. The rate shown is the rate at March 31, 2008.

(f)

Private Placement restricted as to resale and does not have a readily available market. The aggregate cost of such securities is $354,631,250. The aggregate value of $342,218,226 is approximately 7.1% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Securities segregated as collateral for futures contracts.

(l)

Represents all or partial amount utilized in the Municipal Tender Option Bond transaction. The aggregated principal amount of the inverse floaters and the floating rate notes (included in liabilities) are $33,333 and $66,667, respectively.

(m)	Repurchase agreement is collateralized by United States Treasuries or federal agency obligations.

(n)	Rates shown are the effective yields at purchase date.

(o)

As of March 31, 2008, 3 securities representing $380,929 and 0.00% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees. This amount was valued using Significant Unobservable Inputs (Level 3, as defined below).

(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)

Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swaps as follows:

Future contracts open at March 31, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2008	Unrealized Appreciation (Depreciation)

Long Positions:
3,606	90 Day Euro Dollar	Jun 08	$858,275,025	$881,035,950	$22,760,925
493	90 Day Euro Dollar	Sep 08	117,939,613	120,667,913	2,728,300
5,709	90 Day Euro Dollar	Dec 08	1,360,558,025	1,396,421,400	35,863,375
842	90 Day Euro Dollar	Mar 09	202,382,812	205,900,575	3,517,763
261	90 Day Euro Dollar	Jun 09	63,692,562	63,703,575	11,013
1,702	90 Day Euro Dollar	Sep 09	407,670,450	414,543,375	6,872,925
261	90 Day Euro Dollar	Dec 09	63,399,851	63,387,113	(12,738)
2,736	90 Day Sterling	Jun 08	640,541,667	641,788,755	1,247,088
1,547	90 Day Sterling	Sep 08	362,261,368	364,091,656	1,830,288
806	90 Day Sterling	Dec 08	189,203,935	190,274,674	1,070,739
696	90 Day Sterling	Mar 09	162,590,409	164,703,793	2,113,384
325	90 Day Sterling	Jun 09	76,139,245	76,977,631	838,386
99	90 Day Sterling	Dec 09	23,377,484	23,420,327	42,843
92	5 Year Euro-Bobl	Jun 08	16,310,352	16,032,933	(277,419)
2,504	10 Year U.S. Treasury Note	Jun 08	292,482,094	297,858,625	5,376,531

					83,983,403

Short Positions:
305	2 Year Euro-Schatz	Mar 08	50,540,408	50,321,316	219,092
1,798	2 Year U.S. Treasury Note	Jun 08	385,752,704	385,951,938	(199,234)
2,024	5 Year U.S. Treasury Note	Jun 08	228,899,320	231,210,375	(2,311,055)

					(2,291,197)

					$81,692,206

Forward foreign currency exchange contracts outstanding at March 31, 2008:

Purchase Contracts		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)

Australian Dollar,
Expiring 04/24/08	AUD	2,251	$2,038,234	$2,056,918	$18,684
Brazilian Real,
Expiring 07/02/08	BRL	51,512	27,753,215	28,811,655	1,058,440
Expiring 12/02/08	BRL	276,392	146,818,115	148,971,287	2,153,172
British Pound,
Expiring 04/03/08	GBP	3,718	7,390,937	7,390,937	—
Chilean Peso,
Expiring 12/10/08	CLP	525,447	1,084,179	1,182,874	98,695
Euros,
Expiring 04/28/08	EUR	36,140	56,306,122	57,001,320	695,198
Indian Rupee,
Expiring 05/12/08	INR	1,017,282	24,204,472	25,260,435	1,055,963
Expiring 08/12/08	INR	986,271	24,919,100	24,347,126	(571,974)
Indonesian Rupiah
Expiring 05/27/08	IDR	24,872,400	2,820,000	2,685,642	(134,358)
Japanese Yen,
Expiring 04/03/08	JPY	84,913	852,595	852,595	—
Expiring 05/12/08	JPY	1,401,842	14,042,107	14,099,786	57,679
Kuwait Dinar
Expiring 05/27/08	KWD	287	1,050,146	1,084,282	34,136
Malaysian Ringgit
Expiring 05/21/08	MYR	32,826	9,794,000	10,255,516	461,516
Mexican Peso,
Expiring 07/10/08	MXN	298,229	26,982,406	27,669,198	686,792
Philippines Peso
Expiring 05/19/08	PHP	393,649	8,581,000	9,380,840	799,840
Polish Zloty,
Expiring 07/10/08	PLZ	46,980	17,353,391	20,917,731	3,564,340
Russian Ruble,
Expiring 07/10/08	RUB	434,180	17,262,308	18,316,139	1,053,831
Expiring 11/19/08	RUB	295,127	11,953,543	12,275,934	322,391
Saudi Arabian Riyal
Expiring 05/27/08	SAR	3,894	1,050,277	1,041,790	(8,487)
Singapore Dollar,
Expiring 05/22/08	SGD	26,174	17,533,574	19,060,892	1,527,318
Expiring 11/21/08	SGD	26,767	19,051,007	19,575,537	524,530
South African Rand,
Expiring 07/10/08	ZAR	5,408	793,953	650,351	(143,602)
South Korean Won,
Expiring 05/30/08	KRW	7,751,411	8,388,218	7,833,269	(554,949)
Expiring 08/04/08	KRW	23,814,154	25,297,174	24,075,372	(1,221,802)
Swedish Krona,
Expiring 06/09/08	SEK	18,540	2,995,395	3,108,008	112,613
United Arab Emerities
Expiring 05/27/08	AED	3,801	1,050,117	1,040,843	(9,274)

			$477,365,585	$488,946,277	$11,580,692

Sale Contracts		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)

Brazilian Real,
Expiring 07/02/08	BRL	77,575	$44,597,544	$43,389,063	$1,208,481
Expiring 12/02/08	BRL	196,741	108,260,000	106,040,867	2,219,133
British Pound,
Expiring 04/03/08	GBP	3,718	7,365,454	7,378,887	(13,433)
Expiring 04/08/08	GBP	635	1,264,160	1,260,246	3,914
Expiring 04/17/08	GBP	40,162	79,435,020	79,623,794	(188,774)
Japanese Yen,
Expiring 04/03/08	JPY	84,913	855,000	851,851	3,149
Expiring 05/12/08	JPY	2,397,220	24,318,676	24,111,900	206,776
Mexican Peso,
Expiring 07/10/08	MXN	191,748	17,540,377	17,790,107	(249,730)
Polish Zloty,
Expiring 07/10/08	PLZ	46,980	18,779,451	20,917,731	(2,138,280)
Russian Ruble,
Expiring 07/10/08	RUB	420,788	16,914,993	17,751,181	(836,188)
Expiring 11/19/08	RUB	51,717	2,051,440	2,151,182	(99,742)

			$321,382,115	$321,266,809	$115,306

Interest rate swap agreements outstanding at March 31, 2008:

Counterparty	Termination Date		Notional Amount#	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)

Barclays Bank PLC(1)	06/18/10		$60,100,000	4.00%	3 month LIBOR	$698,073
Barclays Bank PLC(2)	06/18/13		130,700,000	4.00%	3 month LIBOR	(2,780,016)
Citigroup, Inc.(2)	06/18/38		2,100,000	5.00%	3 month LIBOR	(183,729)
Deutsche Bank AG(1)	06/18/10		228,700,000	4.00%	3 month LIBOR	683,242
Deutsche Bank AG(2)	06/18/38		2,600,000	5.00%	3 month LIBOR	33,686
Deutsche Bank AG(2)	06/18/13		88,900,000	4.00%	3 month LIBOR	(531,180)
Merrill Lynch & Co.(2)	06/18/38		12,400,000	5.00%	3 month LIBOR	(88,598)
Morgan Stanley Capital Services, Inc.(2)	06/18/38		8,000,000	5.00%	3 month LIBOR	39,693
Royal Bank of Scotland PLC(1)	06/18/10		410,700,000	4.00%	3 month LIBOR	2,432,181
Royal Bank of Scotland PLC(2)	06/18/13		301,700,000	4.00%	3 month LIBOR	(3,792,204)
Royal Bank of Scotland PLC(2)	06/18/38		18,500,000	5.00%	3 month LIBOR	35,193
Merrill Lynch & Co.(2)	05/21/09		14,400,000	5.50%	ICAP CMM FRA Fixing Rate	(510,483)
Merrill Lynch & Co.(2)	02/20/09		12,000,000	5.00%	ICAP CMM FRA Fixing Rate	(647,033)
BNP Paribas(1)	02/05/09		17,700,000	0.71%	USSP Semi 2-Year Index	(27,733)
BNP Paribas(1)	02/05/09		34,400,000	0.76%	USSP Semi 5-Year Index	(81,806)
UBS AG(1)	03/15/10	AUD	8,300,000	7.50%	3 month Australian Bank Bill rate	49,516
UBS AG(1)	09/15/09	AUD	140,900,000	7.00%	3 month Australian Bank Bill rate	(491,449)
Deutsche Bank AG(1)	03/20/13	AUD	14,100,000	7.00%	6 month Australian Bank Bill rate	(247,859)
Deutsche Bank AG(2)	03/20/18	AUD	19,400,000	6.50%	6 month Australian Bank Bill rate	271,417
UBS AG(1)	03/15/11	AUD	51,700,000	7.50%	6 month Australian Bank Bill rate	90,891
Barclays Bank PLC(1)	01/04/10	BRL	17,200,000	11.36%	Brazilian interbank lending rate	(249,669)
Merrill Lynch & Co.(1)	01/04/10	BRL	15,800,000	11.43%	Brazilian interbank lending rate	(216,289)
Merrill Lynch & Co.(1)	01/02/12	BRL	20,800,000	11.98%	Brazilian interbank lending rate	(304,528)
Merrill Lynch & Co.(1)	01/02/12	BRL	26,900,000	12.54%	Brazilian interbank lending rate	(37,543)
Merrill Lynch & Co.(1)	01/04/10	BRL	5,700,000	12.95%	Brazilian interbank lending rate	13,094
Morgan Stanley Capital Services, Inc.(1)	01/04/10	BRL	13,800,000	12.78%	Brazilian interbank lending rate	13,602
UBS AG(1)	01/02/12	BRL	29,400,000	10.58%	Brazilian interbank lending rate	(605,866)
UBS AG(1)	01/02/12	BRL	26,200,000	12.54%	Brazilian interbank lending rate	(190,211)
Barclays Bank PLC(1)	06/15/18	EUR	15,800,000	4.00%	6 month EURIBOR	174,467
Deutsche Bank AG(1)	12/19/09	EUR	27,500,000	5.00%	6 month EURIBOR	435,606
Morgan Stanley Capital Services, Inc.(1)	06/18/10	EUR	28,800,000	4.00%	6 month EURIBOR	(241,408)
Morgan Stanley Capital Services, Inc.(1)	09/17/13	EUR	8,400,000	4.00%	6 month EURIBOR	(136,321)
Morgan Stanley Capital Services, Inc.(1)	03/19/10	EUR	30,500,000	4.50%	6 month EURIBOR	337,853
Barclays Bank PLC(1)	10/15/10	EUR	5,300,000	2.10%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	51,902
BNP Paribas(1)	10/15/10	EUR	1,200,000	2.09%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	5,590
Royal Bank of Scotland PLC(1)	03/30/12	EUR	6,700,000	1.95%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	(150,104)
Royal Bank of Scotland PLC(1)	03/28/12	EUR	4,100,000	1.96%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	(89,308)
UBS AG(1)	10/15/10	EUR	1,200,000	2.15%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	10,286
Barclays Bank PLC(1)	03/20/09	GBP	14,300,000	6.00%	6 month LIBOR	74,133
Barclays Bank PLC(1)	12/20/08	GBP	24,700,000	6.00%	6 month LIBOR	97,895
Barclays Bank PLC(1)	06/15/09	GBP	14,700,000	5.00%	6 month LIBOR	66,250
Barclays Bank PLC(1)	09/17/13	GBP	5,700,000	4.75%	6 month LIBOR	(53,566)
Barclays Bank PLC(2)	12/15/36	GBP	3,000,000	4.00%	6 month LIBOR	777,678
Credit Suisse International(1)	06/15/09	GBP	2,900,000	5.00%	6 month LIBOR	(408,091)
Deutsche Bank AG(1)	12/20/08	GBP	14,800,000	6.00%	6 month LIBOR	49,292
Deutsche Bank AG(2)	12/15/36	GBP	9,400,000	4.00%	6 month LIBOR	(500,963)
HSBC Bank USA, N.A.(1)	09/17/13	GBP	13,600,000	5.00%	6 month LIBOR	(4,390)
HSBC Bank USA, N.A.(2)	12/15/36	GBP	5,300,000	4.00%	6 month LIBOR	930,895
Lehman Brothers, Inc.(1)	09/20/09	GBP	24,800,000	4.50%	6 month LIBOR	(504,684)
Merrill Lynch & Co.(2)	12/15/35	GBP	1,700,000	4.00%	6 month LIBOR	138,168
Royal Bank of Scotland PLC(1)	09/17/13	GBP	5,700,000	4.75%	6 month LIBOR	(48,683)
Royal Bank of Scotland PLC(1)	03/20/09	GBP	13,200,000	6.00%	6 month LIBOR	65,361
Royal Bank of Scotland PLC(2)	12/15/36	GBP	8,200,000	4.00%	6 month LIBOR	1,333,963
Barclays Bank PLC(1)	12/19/17	JPY	660,000,000	2.00%	6 month LIBOR	326,186
Deutsche Bank AG(1)	12/19/17	JPY	1,270,000,000	2.00%	6 month LIBOR	631,433
Citigroup, Inc.(1)	11/04/16	MXN	11,400,000	8.17%	28 day Mexican interbank rate	12,789

						$(3,243,379)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at March 31, 2008:

Counter Party	Termination Date	Notional Amount#	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation (Depreciation)

Barclays Bank PLC(1)	03/20/13	$3,900,000	1.67%	American International Group, Inc., 6.25%, due 05/01/36	$(26,101)
Citigroup, Inc.(1)	03/20/13	10,000,000	2.07%	American International Group, Inc., 6.25%, due 05/01/36	98,392
Deutsche Bank AG(1)	03/20/13	7,000,000	2.07%	American International Group, Inc., 6.25%, due 05/01/36	68,874
Deutsche Bank AG(1)	03/20/13	4,200,000	0.85%	Berkshire Hathaway, 4.625%, due 10/15/13	4,236
Morgan Stanley Capital Services, Inc.(1)	12/13/49	35,900,000	0.08%	CMBX.NA.AAA.3 Index	1,922,284
Citigroup, Inc.(1)	06/20/12	15,501,002	0.36%	Dow Jones CDX HY-8 Index	(627,582)
Citigroup, Inc.(1)	06/20/12	4,968,270	0.36%	Dow Jones CDX HY-8 Index	(200,277)
Citigroup, Inc.(1)	06/20/12	4,173,347	0.40%	Dow Jones CDX HY-8 Index	(162,229)
Citigroup, Inc.(1)	06/20/12	1,100,000	1.85%	Dow Jones CDX HY-8 Index	(108,133)
Citigroup, Inc.(1)	06/20/12	1,200,000	2.14%	Dow Jones CDX HY-8 Index	(104,317)
Citigroup, Inc.(1)	06/20/12	700,000	2.18%	Dow Jones CDX HY-8 Index	(59,917)
Merrill Lynch & Co., Inc.(1)	06/20/12	3,000,000	1.83%	Dow Jones CDX HY-8 Index	(296,398)
Merrill Lynch & Co., Inc.(1)	06/20/12	600,000	2.13%	Dow Jones CDX HY-8 Index	(52,548)
Merrill Lynch & Co., Inc.(1)	06/20/12	1,600,000	2.07%	Dow Jones CDX HY-8 Index	(143,608)
Morgan Stanley Capital Services, Inc.(1)	06/20/12	1,000,000	2.08%	Dow Jones CDX HY-8 Index	(89,374)
Morgan Stanley Capital Services, Inc.(1)	06/20/12	2,100,000	2.14%	Dow Jones CDX HY-8 Index	(182,876)
Morgan Stanley Capital Services, Inc.(1)	06/20/12	700,000	2.17%	Dow Jones CDX HY-8 Index	(60,158)
Merrill Lynch & Co., Inc.(1)	06/20/13	27,000,000	1.55%	Dow Jones CDX IG 10 5Y Index	(108,018)
Morgan Stanley Capital Services, Inc.(1)	06/20/13	71,100,000	1.55%	Dow Jones CDX IG 10 5Y Index	(204,122)
Barclays Bank PLC(1)	12/20/12	39,700,000	0.76%	Dow Jones CDX IG 9 5Y Index	475,472
Credit Suisse International(1)	12/20/12	52,100,000	0.60%	Dow Jones CDX IG 9 5Y Index	853,135
Deutsche Bank AG(1)	12/20/12	26,400,000	0.71%	Dow Jones CDX IG 9 5Y Index	272,759
UBS AG(1)	12/20/12	83,600,000	0.60%	Dow Jones CDX IG 9 5Y Index	665,944
Lehman Brothers, Inc.(1)	03/20/16	1,800,000	1.98%	Federative Republic of Brazil, 12.25%, due 03/06/30	(11,807)
Barclays Bank PLC(1)	09/20/12	2,500,000	4.15%	Ford Motor Credit Corp., 7.00%, due 10/01/13	(395,299)
Barclays Bank PLC(1)	09/20/12	600,000	5.80%	Ford Motor Credit Corp., 7.00%, due 10/01/13	(71,449)
Deutsche Bank AG(1)	09/20/12	2,200,000	5.65%	Ford Motor Credit Corp., 7.00%, due 10/01/13	(269,786)
UBS AG(1)	09/20/12	3,100,000	6.20%	Ford Motor Credit Corp., 7.25%, due 10/25/11	(338,405)
BNP Paribas(1)	12/20/12	300,000	4.80%	General Motors, 7.125%, due 07/15/13	(55,488)
Citigroup, Inc.(1)	12/20/12	1,700,000	4.60%	General Motors, 7.125%, due 07/15/13	(324,164)
Deutsche Bank AG(1)	12/20/12	1,700,000	4.50%	General Motors, 7.125%, due 07/15/13	(329,029)
Lehman Brothers, Inc.(1)	03/20/13	13,100,000	8.90%	General Motors, 7.125%, due 07/15/13	(916,562)
Barclays Bank PLC(1)	09/20/12	2,500,000	3.65%	GMAC LLC, 6.875%, due 08/28/12	(582,995)
Barclays Bank PLC(1)	09/20/12	3,300,000	4.80%	GMAC LLC, 6.875%, due 08/28/12	(676,464)
Citigroup, Inc.(1)	09/20/12	2,500,000	3.72%	GMAC LLC, 6.875%, due 08/28/12	(578,703)
Deutsche Bank AG(1)	09/20/12	2,300,000	3.20%	GMAC LLC, 6.875%, due 08/28/12	(561,797)
Deutsche Bank AG(1)	09/20/12	1,600,000	4.00%	GMAC LLC, 6.875%, due 08/28/12	(359,381)
Merrill Lynch & Co., Inc.(1)	09/20/09	5,800,000	1.85%	GMAC LLC, 6.875%, due 08/28/12	(956,324)
Credit Suisse International(1)	11/20/08	1,600,000	1.00%	JSC GAZPROM	(1,930)
HSBC Bank USA, N.A.(1)	11/20/08	4,800,000	0.97%	JSC GAZPROM	(6,251)
HSBC Bank USA, N.A.(1)	12/20/08	9,200,000	1.25%	JSC GAZPROM	(4,073)
Morgan Stanley Capital Services, Inc.(1)	02/20/13	1,100,000	2.18%	JSC GAZPROM	(33,015)
UBS AG(1)	02/20/13	2,300,000	2.18%	JSC GAZPROM	(69,169)
Deutsche Bank AG(1)	03/20/13	10,000,000	2.07%	Metlife, Inc., 5.00%, due 06/15/15	288,155
Lehman Brothers, Inc.(1)	03/20/13	3,400,000	2.05%	Metlife, Inc., 5.00%, due 06/15/15	94,467
Barclays Bank PLC(1)	07/20/11	2,000,000	0.83%	Petroleos Mexicanos, 9.50%, due 09/15/27	(15,768)
Lehman Brothers, Inc.(1)	12/20/08	2,200,000	0.40%	Republic of Indonesia, 6.75%, 03/10/14	(10,262)
Royal Bank of Scotland PLC(1)	06/20/09	4,000,000	0.45%	Republic of Indonesia, 6.75%, 03/10/14	(37,085)
Credit Suisse International(1)	02/20/17	1,500,000	1.20%	Republic of Panama, 8.875%, due 09/30/27	(95,329)
JP MorganChase Bank(1)	01/20/17	400,000	1.25%	Republic of Panama, 8.875%, due 09/30/27	(23,214)
Morgan Stanley Capital Services, Inc.(1)	06/20/08	1,100,000	0.25%	Russian Federation, 7.50%, due 03/31/30	29
Morgan Stanley Capital Services, Inc.(1)	12/20/08	8,000,000	0.31%	Russian Federation, 7.50%, due 03/31/30	(13,865)
HSBC Bank USA, N.A.(1)	04/20/09	1,900,000	0.70%	Ukraine Government, 7.65%, due 06/11/13	(12,659)
JP MorganChase Bank(1)	03/20/16	100,000	0.92%	United Mexican States, 7.50%, due 04/08/33	(3,692)
Lehman Brothers, Inc.(1)	03/20/16	1,200,000	0.92%	United Mexican States, 7.50%, due 04/08/33	(44,301)

					$(4,480,177)

(1) Portfolio pays the counterparty par in the event that the underlying bond defaults and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives from the counterparty, par in the event that the underlying bond defaults.

# Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$41,119,810	$81,692,206
Level 2 - Other Significant Observable Inputs - Long	6,610,572,853	3,972,442
Level 2 - Other Significant Observable Inputs - Short	(39,572,021)	—
Level 3 - Significant Unobservable Inputs	380,929	—

Total	$6,612,501,571	$85,664,648

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities

Balance as of 12/31/07	$493,174
Accrued discounts/premiums	—
Realized gain (loss)	(7,973)
Change in unrealized appreciation (depreciation)	(81,199)
Net purchases (sales)	(23,073)
Transfers in and/or out of Level 3	—

Balance as of 3/31/08	$380,929

AST PRESERVATION ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.9%

AFFILIATED MUTUAL FUNDS
AST AllianceBernstein Growth & Income Portfolio	3,219,094	$65,476,380
AST Federated Aggressive Growth Portfolio	909,182	8,937,261
AST High Yield Portfolio	312,442	2,362,062
AST International Growth Portfolio	2,894,818	47,417,117
AST International Value Portfolio	1,913,481	37,791,249
AST Large-Cap Value Portfolio	3,952,281	67,070,209
AST Marsico Capital Growth Portfolio	5,013,506	101,373,095
AST Mid-Cap Value Portfolio	420,881	4,654,942
AST Money Market Portfolio	5,644,845	5,644,845
AST Neuberger Berman Mid-Cap Growth Portfolio*	289,030	5,480,000
AST PIMCO Total Return Bond Portfolio	44,044,709	546,154,387
AST Small-Cap Value Portfolio	517,585	6,873,524
AST T. Rowe Price Global Bond Portfolio	2,661,314	34,996,274
AST T. Rowe Price Large-Cap Growth Portfolio	6,510,441	67,838,800
AST T. Rowe Price Natural Resources Portfolio	456,374	16,803,704
AST Western Asset Core Plus Bond Portfolio	13,301,255	136,736,902

TOTAL LONG-TERM INVESTMENTS (cost $1,166,949,220)		1,155,610,751

SHORT-TERM INVESTMENT — 0.5%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $6,098,598)	6,098,598	6,098,598

TOTAL INVESTMENTS — 100.4% (cost $1,173,047,818)(w)		1,161,709,349
Liabilities in excess of other assets — (0.4)%		(4,659,175)

NET ASSETS — 100.0%		$1,157,050,174

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$1,161,709,349	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$1,161,709,349	—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and March 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

AST SMALL-CAP GROWTH PORTFOLIO.

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 96.3%

COMMON STOCKS

Advertising — 0.5%
Greenfield Online, Inc.*	54,160	$642,338

Aerospace — 0.5%
Argon ST, Inc.*(a)	42,200	717,822

Apparel & Textile — 0.9%
Volcom, Inc. (The)*(a)	56,505	1,141,966

Automotive Parts — 2.1%
CLARCOR, Inc.	35,300	1,254,915
H&E Equipment Services, Inc.*(a)	19,900	250,143
Monro Muffler Brake, Inc.	31,500	532,350
Regal-Beloit Corp.	17,200	630,036
US Auto Parts Network, Inc.*	46,700	149,440

		2,816,884

Broadcast & Cable/Satellite TV — 0.5%
Entravision Communications Corp. (Class A Stock)*	104,905	698,667

Building Materials — 3.2%
Ameron International, Corp.(a)	18,930	1,770,523
Drew Industries, Inc.*(a)	27,900	682,434
Texas Industries, Inc.(a)	28,630	1,720,949

		4,173,906

Business Services — 4.4%
Advisory Board Co. (The)*	20,600	1,131,764
Icon PLC*	27,490	1,783,826
Internet Capital Group, Inc.*	57,714	604,266
Korn/Ferry International*(a)	46,700	789,230
Watson Wyatt Worldwide, Inc.	24,700	1,401,725

		5,710,811

Chemicals — 3.1%
Cabot Microelectronics Corp.*	16,300	524,045
Quaker Chemical Corp.	27,615	864,073
Rockwood Holdings, Inc.*	50,700	1,661,439
Terra Industries, Inc.*	27,970	993,774

		4,043,331

Commercial Services — 1.3%
Rollins, Inc.	95,300	1,685,857

Computer Services & Software — 7.9%
ACI Worldwide, Inc.*(a)	40,105	798,891
Ansys, Inc.*(a)	41,596	1,435,894
Compellent Technologies, Inc.*(a)	66,250	828,125
Computer Programs and Systems, Inc.	25,100	524,590
Factset Research Systems, Inc.(a)	19,947	1,074,545
Hansen Medical, Inc.*(a)	23,560	331,254
LoJack Corp.*(a)	35,200	444,928
MTS Systems Corp.	27,000	871,020
Netezza Corp.*	54,360	514,789
Quality Systems, Inc.(a)	37,440	1,118,333
ScanSource, Inc.*(a)	37,194	1,346,051
TIBCO Software, Inc.*(a)	155,550	1,110,627

		10,399,047

Computer Networking — 0.3%
Ixia*(a)	53,555	415,587

Consumer Products & Services — 1.9%
Chattem, Inc.*(a)	11,900	789,446
Geo Group, Inc. (The)*(a)	58,785	1,671,845

		2,461,291

Diversified Operations — 2.1%
Actuant Corp. (Class A Stock)(a)	55,500	1,676,655
Corrections Corp. of America*(a)	37,079	1,020,414

		2,697,069

Education — 1.3%
American Public Education, Inc.*	25,292	768,118
Courier Corp.	32,150	802,143
K12, Inc.*	10,065	197,173

		1,767,434

Electronic Components & Equipment — 6.9%
Advanced Energy Industries, Inc.*(a)	54,285	719,819
Coherent, Inc.*	78,540	2,190,481
Cutera, Inc.*	63,625	857,029
General Cable Corp.*(a)	22,069	1,303,616
OYO Geospace Corp.*(a)	47,272	2,147,094
Universal Electronics, Inc.*	72,648	1,758,808

		8,976,847

Electronics — 0.9%
Dolby Laboratories, Inc. (Class A Stock)*(a)	32,110	1,164,309

Entertainment — 0.5%
Giant Interactive Group, Inc. (China)*(a)	49,510	626,302

Entertainment & Leisure — 2.1%
International Speedway Corp. (Class A Stock)	23,100	951,720
Lions Gate Entertainment Corp.*	18,545	180,814
The9 Ltd., ADR (China)*(a)	24,956	511,598
WMS Industries, Inc.*(a)	30,355	1,091,869

		2,736,001

Environmental Services — 1.6%
Waste Connections, Inc.*	66,919	2,057,090

Financial - Bank & Trust — 1.9%
Boston Private Financial Holdings, Inc.(a)	40,900	433,131
SVB Financial Group*	3,405	148,594
Texas Capital Bancshares, Inc.*(a)	38,400	648,192
Wintrust Financial Corp.	37,743	1,319,118

		2,549,035

Financial - Brokerage — 0.4%
Greenhill & Co, Inc.(a)	7,145	497,006

Financial Services — 4.7%
Cash America International, Inc.	83,417	3,036,379
FCStone Group, Inc.*(a)	34,125	945,262
Financial Federal Corp.(a)	25,550	557,246

Global Cash Access Holdings, Inc.*(a)	90,830	532,264
Investment Technology Group, Inc.*	24,000	1,108,320

		6,179,471

Food — 1.2%
Middleby Corp.*(a)	24,700	1,541,033

Healthcare Services — 7.6%
Animal Health International, Inc.*(a)	94,790	1,037,003
Centene Corp.*	82,635	1,151,932
Eclipsys Corp.*(a)	131,050	2,569,891
Healthcare Services Group, Inc.(a)	75,350	1,555,224
Landauer, Inc.	14,400	724,896
MWI Veterinary Supply, Inc.*(a)	42,440	1,496,434
Physicians Formula Holdings, Inc.*	65,407	583,430
Techne Corp.*	12,000	808,320

		9,927,130

Industrial Products — 3.3%
AMCOL International Corp.(a)	46,400	1,449,072
CIRCOR International, Inc.	14,135	653,744
Interline Brands, Inc.*(a)	55,400	1,027,670
Ritchie Bros Auctioneers, Inc.	14,000	1,149,680

		4,280,166

Insurance — 2.3%
American Equity Investment Life Holding Co.(a)	39,000	361,920
American Safety Insurance Holding Ltd.*	26,395	451,354
Amerisafe, Inc.*(a)	52,100	658,544
First Mercury Financial Corp.*	34,390	598,730
Hilb Rogal & Hobbs Co.	12,100	380,787
Tower Group, Inc.	21,300	536,121

		2,987,456

Internet Services — 2.0%
CNET Networks, Inc.*(a)	122,760	871,596
j2 Global Communication, Inc.*(a)	59,100	1,319,112
Switch & Data Facilities Co., Inc.*(a)	45,860	468,231

		2,658,939

Machinery & Equipment — 3.3%
Bucyrus International, Inc. (Class A Stock)	20,712	2,105,375
IDEX Corp.	53,900	1,654,191
Young Innovations, Inc.	35,368	612,574

		4,372,140

Medical Supplies & Equipment — 5.4%
American Medical Systems Holdings, Inc.*(a)	119,862	1,700,842
Haemonetics Corp.*(a)	11,600	691,128
Mentor Corp.(a)	30,475	783,817
Myriad Genetics, Inc.*(a)	14,545	586,018
Owens & Minor, Inc.	12,200	479,948
SurModics, Inc.*(a)	25,940	1,086,367
Thoratec Corp.*(a)	88,420	1,263,522
Vital Images, Inc.*(a)	31,920	473,054

		7,064,696

Metals & Mining — 2.7%
Northwest Pipe Co.*(a)	25,015	1,062,887
RBC Bearings, Inc.*(a)	68,355	2,538,021

		3,600,908

Office Equipment — 0.4%
ACCO Brands Corp.*	36,900	500,733

Oil & Gas — 6.8%
Berry Petroleum Co. (Class A Stock)(a)	36,800	1,710,832
Cal Dive International, Inc.*	45,000	467,100
Carbo Ceramics, Inc.(a)	23,550	944,355
Comstock Resources, Inc.*(a)	17,200	693,160
Core Laboratories NV (Netherlands)*(a)	5,705	680,607
Lufkin Industries, Inc.	36,555	2,332,940
Petroleum Development Corp.*	11,145	772,014
TETRA Technologies, Inc.*	79,900	1,265,616

		8,866,624

Pharmaceuticals — 2.5%
Cubist Pharmaceuticals, Inc.*(a)	36,595	674,080
K-V Pharmaceutical Co. (Class A Stock)*(a)	56,200	1,402,752
STERIS Corp.	45,700	1,226,131

		3,302,963

Printing & Publishing — 0.9%
Meredith Corp.(a)	31,000	1,185,750

Restaurants — 2.5%
BJ’s Restaurants, Inc.*(a)	56,835	818,992
Cheesecake Factory, Inc. (The)*(a)	64,685	1,409,486
Red Robin Gourmet Burgers, Inc.*	27,935	1,049,518

		3,277,996

Retail & Merchandising — 2.1%
Carrols Restaurant Group, Inc.*	56,305	502,803
Genesco, Inc.*	47,225	1,091,370
Hibbett Sports, Inc.*(a)	24,400	376,736
Houston Wire & Cable Co.(a)	52,000	833,040

		2,803,949

Semiconductors — 0.4%
Eagle Test Systems, Inc.*	52,371	549,896

Services - Industrial Services — 0.8%
School Specialty, Inc.*(a)	32,145	1,013,853

Telecommunications — 1.1%
EMS Technologies, Inc.*(a)	50,758	1,377,572

Transportation — 2.0%
Heartland Express, Inc.	35,233	502,422
HUB Group, Inc. (Class A Stock)*(a)	24,800	815,672
Landstar System, Inc.	22,900	1,194,464
Ultrapetrol Bahamas Ltd.*(a)	15,095	154,573

		2,667,131

TOTAL LONG-TERM INVESTMENTS (cost $122,531,100)		126,137,006

SHORT-TERM INVESTMENT — 49.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $64,390,357; includes $58,829,457 of cash collateral for securities on loan)(b)(w)	64,390,357	64,390,357

TOTAL INVESTMENTS — 145.5%
(cost $186,921,457)		190,527,363

Liabilities in excess of other assets — (45.5)%		(59,582,155)

NET ASSETS — 100.0%		$130,945,208

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $56,589,141; cash collateral of $58,829,457 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$190,527,363	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$190,527,363	—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and March 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

AST SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 96.4%

COMMON STOCKS — 96.3%

Aerospace — 1.9%
BE Aerospace, Inc.*	34,301	$1,198,820
Curtiss-Wright Corp. (Class B Stock)	84,350	3,498,838
DRS Technologies, Inc.	52,270	3,046,295
Esterline Technologies Corp.*(a)	23,000	1,158,510
Heico Corp. (Class A Stock)	24,135	946,816
Kaman Corp. (Class A Stock)	17,600	497,904
Limco-Piedmont, Inc.*	40,611	275,749
Moog, Inc. (Class A Stock)*	15,550	656,365
Orbital Sciences Corp.*	30,220	728,302
Triumph Group, Inc.(a)	39,605	2,254,713

		14,262,312

Airlines — 0.5%
AirTran Holdings, Inc.*(a)	69,542	458,977
Republic Airways Holdings*(a)	102,600	2,222,316
SkyWest, Inc.	66,400	1,402,368

		4,083,661

Apparel & Textile — 0.1%
Maidenform Brands, Inc.*	41,900	681,713

Automobile Manufacturers — 0.1%
Oshkosh Truck Corp.	30,628	1,111,184

Automotive Components — 0.4%
Lear Corp.*	61,300	1,588,283
Sauer-Danfoss, Inc.	30,610	677,705
WABCO Holdings, Inc.	9,600	437,952

		2,703,940

Automotive Parts — 1.5%
Aftermarket Technology Corp.*(a)	150,113	2,918,197
American Axle & Manufacturing Holdings, Inc.(a)	82,122	1,683,501
Asbury Automative Group, Inc.	62,500	860,000
Cooper Tire & Rubber Co.	142,202	2,128,764
CSK Auto Corp.*(a)	92,506	861,231
Standard Motor Products, Inc.	15,900	97,308
Superior Industries International, Inc.(a)	38,100	790,575
Tenneco Automotive, Inc.*(a)	87,500	2,444,750

		11,784,326

Banking
Horizon Financial Corp.	15,875	219,234

Banks — 0.6%
TCF Financial Corp.	260,172	4,662,282

Biotechnology — 0.1%
Enzo Biochem, Inc.*	35,600	323,604
Exelixis, Inc.*	24,000	166,800
Illumina, Inc.*(a)	6,850	519,915
Medivation, Inc.*(a)	6,300	89,649

		1,099,968

Broadcasting — 0.6%
Belo Corp. (Class A Stock)(a)	115,545	1,221,311
Cox Radio, Inc. (Class A Stock)*(a)	62,600	743,688
DG FastChannel, Inc.*	67,900	1,302,322
Lin TV Corp. (Class A Stock)*	21,500	206,615
Radio One, Inc. (Class D Stock)*	143,300	217,816
Sinclair Broadcast Group, Inc. (Class A Stock)	125,400	1,117,314
Westwood One, Inc.*	53,500	112,350

		4,921,416

Building Materials — 0.5%
Ameron International Corp.(a)	9,600	897,888
Apogee Enterprises, Inc.	21,200	326,480
Gibraltar Industries, Inc.	63,055	739,635
NCI Building Systems, Inc.*	16,100	389,620
Patrick Industries, Inc.*	72,159	518,462
Simpson Manufacturing Co., Inc.	25,943	705,131

		3,577,216

Business Services — 1.7%
Avis Budget Group, Inc.*(a)	180,892	1,921,073
CRA International, Inc.*	5,400	173,556
Forrester Research, Inc.*(a)	22,000	584,760
infoUSA, Inc.	6,700	40,937
Kforce, Inc.*	30,800	272,272
MAXIMUS, Inc.	9,200	337,732
Pan American Silver Corp. (Canada)*	80,900	3,104,133
School Specialty, Inc.*(a)	64,667	2,039,597
Spherion Corp.*	65,900	403,308
TeleTech Holdings, Inc.*(a)	31,800	714,228
Uluru, Inc.*	18,000	40,500
Viad Corp.(a)	27,000	972,270
Watson Wyatt & Co. Holdings	45,587	2,587,062

		13,191,428

Capital Markets
Thomas Weisel Partners Group, Inc.*(a)	5,100	33,762

Chemicals — 2.9%
Arch Chemicals, Inc.	45,930	1,711,352
Compass Minerals International, Inc.	19,200	1,132,416
Ferro Corp.	60,218	894,839
FMC Corp.	24,917	1,382,644
Fuller, (H.B.) Co.	56,900	1,161,329
Grace, (W.R.) & Co.*(a)	33,900	773,598
Hercules, Inc.	186,850	3,417,487
Innospec, Inc. (United Kingdom)	25,100	532,120
Minerals Technologies, Inc.(a)	9,100	571,480
NewMarket Corp.	8,300	626,235
O.M. Group, Inc.*(a)	51,550	2,811,537
Olin Corp.	51,188	1,011,475
Rockwood Holdings, Inc.*	29,800	976,546
Sensient Technologies Corp.	55,700	1,642,593
Spartech Corp.	31,200	263,640
Terra Industries, Inc.*(a)	55,100	1,957,703
UAP Holding Corp.	42,100	1,614,114

		22,481,108

Clothing & Apparel — 0.6%
Brown Shoe Co., Inc.	66,425	1,001,025
Deckers Outdoor Corp.*(a)	6,100	657,702
Hanesbrands, Inc.*(a)	72,950	2,130,140

Warnaco Group, Inc. (The)*(a)	18,700	737,528

		4,526,395

Commercial Banks — 0.5%
Cascade Financial Corp.	69,925	853,085
City National Corp.(a)	9,890	489,159
First Security Group, Inc.	90,816	824,609
Stellarone Corp.	2,870	48,532
Tompkins Trustco, Inc.(a)	7,080	348,336
UCBH Holdings, Inc.	172,530	1,338,833

		3,902,554

Commercial Services — 0.4%
AMN Healthcare Services, Inc.*(a)	21,500	331,530
Diebold, Inc.	35,851	1,346,205
Kelly Services, Inc. (Class A Stock)	48,600	999,216
TrueBlue, Inc.*	46,060	619,046

		3,295,997

Communications Equipment — 0.4%
Black Box Corp.	93,603	2,887,652
Dycom Industries, Inc.*(a)	11,960	143,640

		3,031,292

Computer Hardware — 0.2%
Hutchinson Technology, Inc.*(a)	15,500	246,605
Imation Corp.(a)	27,100	616,254
Insight Enterprises, Inc.*	16,300	285,250
Palm, Inc.(a)	63,800	319,000
Quantum Corp.*(a)	197,400	422,436

		1,889,545

Computer Services & Software — 3.5%
Agilysys, Inc.	46,000	533,600
Aspen Technology, Inc.*(a)	95,600	1,218,900
CACI International, Inc. (Class A Stock)*(a)	76,912	3,503,341
Ciber, Inc.*	53,700	263,130
COMSYS IT Partners, Inc.*	19,300	163,278
Gartner, Inc. (Class A Stock)*(a)	42,800	827,752
Jack Henry & Associates, Inc.(a)	67,100	1,655,357
Lawson Software, Inc.*	225,670	1,699,295
Magma Design Automation, Inc.*	27,900	267,003
Mantech International Corp. (Class A Stock)*(a)	13,200	598,752
MedAssets, Inc.*	13,600	201,552
Parametric Technology Corp.*(a)	301,956	4,825,257
Progress Software Corp.*(a)	20,000	598,400
QAD, Inc.	9,300	78,213
Quest Software, Inc.*	20,100	262,707
SI International, Inc.*	8,600	165,034
SPSS, Inc.*	3,900	151,242
STEC, Inc.*(a)	234,100	1,449,079
Sybase, Inc.*	269,063	7,076,357
Sykes Enterprises, Inc.*	24,200	425,678
SYNNEX Corp.*	3,500	74,270
Systemax, Inc.(a)	26,800	323,208
TIBCO Software, Inc.*	29,200	208,488

		26,569,893

Computers & Peripherals
Rimage Corp.*	15,650	342,735

Computer Networking — 0.2%
Xyratex Ltd. (Bermuda)*	101,103	1,813,788

Conglomerates — 0.2%
Teleflex, Inc.	25,283	1,206,252

Construction — 0.3%
Perini Corp.*(a)	32,558	1,179,576
URS Corp.*	33,400	1,091,846

		2,271,422

Construction Materials
Vulcan Materials Co.(a)	1,421	94,354

Consumer Products & Services — 3.5%
Aaron Rents, Inc.(a)	70,400	1,516,416
AptarGroup, Inc.	52,545	2,045,577
Buckeye Technologies, Inc.*(a)	118,900	1,326,924
Central Garden and Pet Co.*(a)	128,465	592,224
Chemed Corp.	10,000	422,000
Electro Rental Corp.	6,000	90,900
Elizabeth Arden, Inc.*(a)	25,500	508,725
FTD Group, Inc.(a)	137,700	1,847,934
G & K Services, Inc.	35,402	1,260,665
Jakks Pacific, Inc.*(a)	111,000	3,060,270
Jarden Corp.*(a)	6,451	140,245
Regis Corp.(a)	121,385	3,336,873
Steinway Musical Instruments, Inc.*	15,700	447,764
Tupperware Corp.	157,340	6,085,911
Universal Corp. (VA)(a)	59,700	3,912,141

		26,594,569

Containers & Packaging — 1.3%
Bemis Co., Inc.	68,658	1,745,973
Greif, Inc. (Class A Stock)(a)	15,400	1,046,122
Pactiv Corp.*(a)	107,460	2,816,527
Silgan Holdings, Inc.	86,700	4,302,921

		9,911,543

Diversified Consumer Services — 0.1%
Steiner Leisure Ltd.*	21,892	722,436

Diversified Financial Services — 0.3%
South Financial Group, Inc. (The)(a)	95,064	1,412,651
SWS Group, Inc.	25,700	314,311
United Community Financial Corp.(a)	38,600	239,320

		1,966,282

Diversified Operations — 0.5%
Compass Diversified Trust	24,800	326,120
Walter Industries, Inc.	61,200	3,832,956

		4,159,076

Electric Utilities — 1.0%
MGE Energy, Inc.(a)	7,240	246,595
Portland General Electric Co.	333,866	7,528,678

		7,775,273

Electrical Equipment — 0.1%
Hubbell, Inc. (Class B Stock)	11,710	511,610

Electronic Components & Equipment — 3.6%
Advanced Energy Industries, Inc.*	18,700	247,962
Anixter International, Inc.*(a)	54,200	3,470,968
Arris Group, Inc.*(a)	182,339	1,061,213

Bel Fuse, Inc. (Class B Stock)	23,860	664,740
Belden CDT, Inc.	51,973	1,835,686
Benchmark Electronics, Inc.*(a)	45,350	814,033
Checkpoint Systems, Inc.*(a)	20,100	539,685
Coherent, Inc.*	111,597	3,112,440
CTS Corp.	45,500	486,850
Electro Scientific Industries, Inc.*	4,400	72,512
Electronics for Imaging, Inc.*(a)	45,700	681,844
Empire District Electric Co. (The)(a)	43,399	878,830
GrafTech International Ltd.*(a)	153,700	2,491,477
Littelfuse, Inc.*(a)	90,486	3,164,295
Mentor Graphics Corp.*(a)	49,500	437,085
Park Electrochemical Corp.(a)	70,374	1,819,168
Pericom Semiconductor Corp.*	9,400	137,992
Plexus Corp.*	10,300	288,915
Regal-Beloit Corp.	111,130	4,070,692
Synopsys, Inc.*	48,507	1,101,594
Technitrol, Inc.	12,800	296,064
TTM Technologies, Inc.*	26,500	299,980
Vaalco Energy, Inc.*	7,400	36,778

		28,010,803

Electronics — 0.1%
Greatbatch, Inc.*(a)	28,800	530,208

Energy - Energy Resources — 0.2%
Parallel Petroleum Corp.*(a)	86,100	1,684,977

Energy Equipment & Services — 0.2%
National-Oilwell Varco, Inc.*	14,980	874,533
Superior Well Services, Inc.*(a)	12,890	281,904

		1,156,437

Entertainment
Macrovision Corp.*(a)	13,800	186,300

Entertainment & Leisure — 0.4%
DreamWorks Animation SKG, Inc. (Class A Stock)*(a)	66,600	1,716,948
International Speedway Corp. (Class A Stock)	39,400	1,623,280

		3,340,228

Environmental Services — 0.3%
Clean Harbors, Inc.*(a)	17,520	1,138,800
Tetra Tech, Inc.*(a)	67,069	1,308,516

		2,447,316

Equipment Services — 0.3%
General Cable Corp.*(a)	20,500	1,210,935
RPC, Inc.	20,925	317,851
Watsco, Inc.(a)	9,500	393,490

		1,922,276

Exchange Traded Funds — 0.1%
iShares Nasdaq Biotechnology Index Fund(a)	10,927	828,376

Farming & Agriculture — 0.3%
Alliance One International, Inc.*(a)	381,300	2,303,052

Financial - Bank & Trust — 8.9%
1st Source Corp.	16,500	347,325
Amcore Financial, Inc.	105,360	2,144,076
AmericanWest Bancorp.	5,400	47,088
Ameris Bancorp.	19,120	307,067
Anchor Bancorp Wisconsin, Inc.(a)	7,900	149,863
Bancfirst Corp.	12,000	549,360
Banco Latinoamericano de Exportaciones SA (Panama)	20,300	312,620
Bancorpsouth, Inc.(a)	76,792	1,778,503
Bank Mutual Corp.	156,589	1,681,766
BankUnited Financial Corp. (Class A Stock)(a)	23,300	116,733
Banner Corp.	6,400	147,456
Berkshire Hills Bancorp, Inc.	1,400	35,266
Boston Private Financial Holdings, Inc.(a)	70,100	742,359
Brookline Bancorp, Inc.	53,900	618,772
Capital Bancorp Ltd.(a)	14,400	304,416
Capital Corp. of The West	7,820	62,716
Cardinal Financial Corp.	150,667	1,336,416
Cathay General Bancorp(a)	14,200	294,366
Central Pacific Financial Corp.(a)	69,414	1,308,454
Chemical Financial Corp.(a)	20,185	481,210
Citizens Republic Bancorp, Inc.(a)	20,423	253,861
City Bank/Lynnwood WA(a)	50,525	1,125,192
City Holding Co.	82,850	3,305,715
Colonial Bancgroup, Inc.(a)	45,900	442,017
Columbia Banking System, Inc.	77,200	1,727,736
Community Bancorp NV*	9,500	128,820
Community Bank System, Inc.(a)	21,100	518,216
Community Trust Bancorp, Inc.	38,842	1,138,071
Corus Bankshares, Inc.(a)	103,300	1,005,109
Cullen / Frost Bankers, Inc.(a)	41,602	2,206,570
East West Bancorp, Inc.	35,100	623,025
First Bancorp	9,400	187,342
First Bancorp (Puerto Rico)	65,400	664,464
First Community Bancshares, Inc.	13,900	506,238
First Financial Bancorp(a)	175,374	2,358,780
First Financial Holdings, Inc.	15,300	358,938
First Merchants Corp.	15,700	448,078
First Niagara Financial Group, Inc.(a)	111,317	1,512,798
First Place Financial Corp. (OH)	14,000	182,000
First Regional Bancorp*	8,800	144,320
FirstFed Financial Corp.*(a)	13,100	355,665
FirstMerit Corp.(a)	191,356	3,953,415
Flagstar Bancorp, Inc.(a)	23,600	170,392
Great Southern Bancorp, Inc.	15,000	234,150
Greene County Bancshares, Inc.	13,200	233,508
Hancock Holding Co.(a)	43,825	1,841,526
Heartland Financial USA, Inc.(a)	7,800	165,048
Hercules Offshore, Inc.*(a)	69,850	1,754,632
Heritage Commerce Corp.	3,500	64,155
IBERIABANK Corp.	49,292	2,181,171
Independent Bank Corp. (MA)	39,900	1,179,045
Independent Bank Corp. (MI)	44,458	461,474
Integra Bank Corp.	22,200	359,640
Irwin Financial Corp.	35,400	187,974
MainSource Financial Group, Inc.(a)	27,570	427,335
MB Financial, Inc.(a)	56,550	1,740,609
Nara Bancorp, Inc.	31,300	406,587
National Penn Bancshares, Inc.(a)	94,064	1,711,024
NewAlliance Bancshares, Inc.	191,791	2,351,358

Ocwen Financial Corp.*(a)	28,800	127,872
Old Second Bancorp, Inc.	4,000	106,240
Oriental Financial Group, Inc.	26,100	514,431
PAB Bankshares, Inc.	10,830	148,913
Pacific Capital Bancorp(a)	69,100	1,485,650
Penson Worldwide, Inc.*	14,500	133,835
Peoples Bancorp, Inc.	15,300	368,883
Prosperity Bancshares, Inc.	28,000	802,480
Provident Bankshares Corp.(a)	24,500	263,130
Rainier Pacific Financial Group, Inc.	27,324	379,530
Renasant Corp.(a)	19,300	434,250
Republic Bancorp, Inc. (KY) (Class A Stock)	5,646	106,600
Royal Bancshares of Pennsylvania, Inc. (Class A Stock)	7,951	115,055
S&T Bancorp, Inc.	4,600	147,982
SCBT Financial Corp.	5,417	183,095
Security Bank Corp. (GA)(a)	14,200	112,890
Sierra Bancorp	2,000	43,220
Signature Bank*(a)	75,901	1,935,475
Simmons First National Corp. (Class A Stock)	11,400	338,922
Southwest Bancorp, Inc.	42,800	749,428
Sterling Financial Corp. (PA)*	25,850	451,082
Sterling Financial Corp. (WA)	143,360	2,237,850
Suffolk Bancorp	6,800	215,424
Superior Bancorp*(a)	141,598	703,742
Taylor Capital Group, Inc.	23,000	377,660
TierOne Corp.	42,200	476,016
Trico Bancshares(a)	15,400	266,574
UMB Financial Corp.	22,663	933,716
Umpqua Holdings Corp.(a)	104,237	1,616,716
Union Bankshares Corp.(a)	8,500	164,645
United Bancshares, Inc.	12,000	319,800
Washington Trust Bancorp, Inc.	15,500	384,710
West Coast Bancorp	49,400	720,746

		68,748,392

Financial - Brokerage — 0.3%
Centerline Holding Co.*(a)	27,500	111,650
Knight Capital Group, Inc. (Class A Stock)*(a)	84,800	1,377,152
Piper Jaffray Cos., Inc.*(a)	6,800	230,928
Sterling Banchares, Inc. (TX)	70,900	704,746

		2,424,476

Financial Institutions — 0.1%
Patriot Capital Funding, Inc.	71,196	745,422

Financial Services — 2.5%
Advance America, Cash Advance Centers, Inc.	12,600	95,130
Advanta Corp. (Class B Stock)	43,100	302,993
Assured Guaranty Ltd.	16,600	394,084
Deluxe Corp.(a)	130,000	2,497,300
Dime Community Bancshares	24,000	419,520
Dollar Financial Corp.*(a)	63,268	1,455,164
Encore Capital Group, Inc.*(a)	18,000	122,400
Federal Agricultural Mortgage Corp. (Class C Stock)(a)	24,000	626,400
Financial Federal Corp.(a)	106,080	2,313,605
Hanmi Financial Corp.	141,400	1,044,946
Imperial Capital Bancorp, Inc.	6,600	142,692
Lakeland Financial Corp.	8,800	199,320
Max Capital Group Ltd. (Bermuda)	65,600	1,718,064
MCG Capital Corp.	44,900	408,141
Meadowbrook Insurance Group, Inc.	119,700	934,857
NBT Bancorp, Inc.	32,000	710,400
TICC Capital Corp.	79,321	596,494
Waddell & Reed Financial, Inc. (Class A Stock)	94,850	3,047,530
World Acceptance Corp.*(a)	48,100	1,531,985
WSFS Financial Corp.	11,900	586,432

		19,147,457

Food — 3.1%
Corn Products International, Inc.	53,783	1,997,501
Dean Foods Co.*(a)	117,710	2,364,794
Nash Finch Co.(a)	101,350	3,443,873
Performance Food Group Co.*	41,393	1,352,723
Ralcorp Holdings, Inc.*(a)	79,563	4,626,588
Ruddick Corp.	77,150	2,843,749
Sanderson Farms, Inc.	44,650	1,697,147
Smithfield Foods, Inc.*(a)	21,200	546,112
Smucker, (J.M.) Co. (The)	55,607	2,814,270
Sparten Stores, Inc.	85,300	1,778,505

		23,465,262

Food & Staples Retailing — 0.6%
Casey’s General Stores, Inc.(a)	96,402	2,178,685
Weis Markets, Inc.	62,800	2,164,716

		4,343,401

Food Products — 0.8%
Del Monte Foods Co.	524,247	4,996,074
Pilgrim’s Pride Corp.	43,897	888,036

		5,884,110

Furniture — 0.3%
Furniture Brands International, Inc.(a)	83,760	979,992
Tempur-Pedic International, Inc.(a)	103,519	1,138,709

		2,118,701

Gas Distribution — 0.3%
Petrohawk Energy Corp.*(a)	129,450	2,611,007

Health Services — 0.2%
Healthspring, Inc.*	129,800	1,827,584

Healthcare - Medical Providers — 0.1%
Psychiatric Solutions, Inc.*(a)	25,100	851,392

Healthcare Products — 0.1%
Syneron Medical Ltd. (Israel)*(a)	65,550	953,753

Healthcare Services — 2.3%
Amedisys, Inc.*	61,050	2,401,707
AMERIGROUP Corp.*(a)	67,800	1,852,974
AmSurg Corp.*(a)	83,450	1,976,096
Apria Healthcare Group, Inc.*(a)	77,950	1,539,512
Cross Country Healthcare, Inc.*(a)	49,150	607,986
Gentiva Health Services, Inc.*(a)	91,400	1,988,864
LifeCell Corp.*(a)	10,500	441,315
LifePoint Hospitals, Inc.*(a)	80,072	2,199,578
Magellan Health Services, Inc.*(a)	22,100	877,149
Molina Healthcare, Inc.*(a)	7,800	190,476
Omnicare, Inc.	73,617	1,336,885

Pediatrix Medical Group, Inc.*	6,200	417,880
Protalix Biotherapeutics, Inc. (Israel)*	28,000	73,640
RehabCare Group, Inc.*	57,430	861,450
Res-Care, Inc.*(a)	56,420	967,603
Seattle Genetics, Inc.*	16,500	150,150

		17,883,265

Heathcare Equipment & Services — 0.1%
National Dentex Corp.*	47,610	613,693

Hotels, Restaurants & Leisure — 0.2%
O’Charleys, Inc.	92,530	1,065,946
Ruby Tuesday, Inc.(a)	82,600	619,500

		1,685,446

Household Durables — 0.1%
Snap-on, Inc.	17,610	895,469

Household Products — 0.3%
Central Garden and Pet Co.*(a)	199,862	887,387
Helen of Troy Ltd. (Bermuda)*	89,600	1,502,592
Prestige Brands Holdings, Inc.*	6,200	50,716

		2,440,695

Industrial Products — 2.9%
Actuant Corp. (Class A Stock)(a)	26,300	794,523
Acuity Brands, Inc.(a)	25,800	1,108,110
Barnes Group, Inc.(a)	155,250	3,562,988
Brady Corp. (Class A Stock)	64,077	2,142,094
Ceradyne, Inc.*(a)	34,900	1,115,404
CIRCOR International, Inc.	45,167	2,088,974
EnPro Industries, Inc.*(a)	59,500	1,855,805
Exterran Holdings, Inc.*(a)	16,550	1,068,137
Interface, Inc. (Class A Stock)(a)	54,183	761,271
Kaydon Corp.(a)	76,819	3,373,122
Myers Industries, Inc.	129,650	1,702,305
Watts Water Technologies, Inc. (Class A Stock)(a)	42,699	1,196,853
WESCO International, Inc.*(a)	44,703	1,631,212

		22,400,798

Insurance — 6.5%
Allied World Assurance Holdings Ltd. (Bermuda)	33,570	1,332,729
American Equity Investment Life Holding Co.(a)	103,086	956,638
American Physicians Capital, Inc.	13,900	644,404
Amerisafe, Inc.*	70,500	891,120
Amtrust Financial Services, Inc.	14,500	235,045
Argo Group International Holdings Ltd. (Bermuda)*(a)	61,841	2,196,592
Aspen Insurance Holdings Ltd. (Bermuda)	70,200	1,851,876
CNA Surety Corp.*	43,560	669,953
Delphi Financial Group, Inc.
(Class A Stock)	71,300	2,084,099
EMC Insurance Group, Inc.	19,450	523,011
Employers Holdings, Inc.	160,512	2,975,892
Endurance Specialty Holdings Ltd. (Bermuda)	41,000	1,500,600
FPIC Insurance Group, Inc.*	12,200	575,108
Hanover Insurance Group, Inc. (The)	43,100	1,773,134
Harleysville Group, Inc.	15,200	548,568

Hilb Rogal & Hobbs Co.	46,100	1,450,767
Horace Mann Educators Corp.(a)	83,727	1,463,548
Infinity Property & Casual Corp.	77,496	3,223,834
IPC Holdings Ltd.	65,650	1,838,200
Midland Co.	11,980	777,861
Navigators Group, Inc.*	21,900	1,191,360
Odyssey Re Holdings Corp.	33,100	1,216,425
Phoenix Cos., Inc. (The)	16,400	200,244
Platinum Underwriters Holdings Ltd. (Bermuda)	191,592	6,219,076
PMA Capital Corp. (Class A Stock)*	121,700	1,039,318
ProAssurance Corp.*(a)	52,478	2,824,891
RLI Corp.	4,700	232,979
Safety Insurance Group, Inc.(a)	84,850	2,895,930
Seabright Insurance Holdings, Inc.*	22,200	327,006
Selective Insurance Group, Inc.	51,400	1,227,432
StanCorp Financial Group, Inc.	34,750	1,657,923
United Fire & Casualty Co.	44,750	1,673,650
Zenith National Insurance Corp.(a)	61,650	2,210,769

		50,429,982

Internet Services — 0.2%
Adaptec, Inc.*	32,500	95,550
CyberSource Corp.*	22,643	330,814
eSpeed, Inc. (Class A Stock)*	7,000	81,620
Interwoven, Inc.*	45,800	489,144
iPass, Inc.*(a)	4,400	13,288
Sonic Wall, Inc.*(a)	33,900	276,963
United Online, Inc.	53,800	568,128

		1,855,507

IT Services — 0.8%
Medquist, Inc.*	49,840	470,988
Perot Systems Corp. (Class A Stock)*(a)	367,224	5,523,049

		5,994,037

Leisure Equipment & Products
Callaway Golf Co.	11,300	165,884

Machinery — 1.0%
Albany International Corp. (Class A Stock)(a)	33,410	1,207,437
IDEX Corp.	81,190	2,491,721
Mueller Industries, Inc.	28,620	825,687
Wabtec Corp.	85,760	3,229,722

		7,754,567

Machinery & Equipment — 1.9%
Applied Industrial Technologies, Inc.(a)	114,100	3,410,449
Astec Industries, Inc.*(a)	7,800	302,328
Blount International, Inc.*(a)	165,100	2,042,287
Cascade Corp.(a)	14,700	724,857
Columbus McKinnon Corp.*	10,800	334,584
Federal Signal Corp.	105,905	1,478,434
Kadant, Inc.*(a)	52,013	1,528,142
Kennametal, Inc.	84,610	2,490,072
Mueller Water Products, Inc.(a)	115,750	946,835
Smith, (A.O.) Corp.(a)	15,600	512,772
Tennant Co.(a)	15,200	605,112

		14,375,872

Manufacturing
Reddy Ice Holdings, Inc.	18,700	243,661

Marine — 0.2%
Kirby Corp.*(a)	21,530	1,227,210

Media — 0.2%
Entercom Communications Corp.(a)	41,100	408,123
Lee Enterprises, Inc.(a)	79,100	791,791
Media General, Inc. (Class A Stock)(a)	3,500	49,070

		1,248,984

Medical Equipment
InterMune, Inc.*(a)	11,400	166,212

Medical Products — 0.5%
Cooper Cos., Inc. (The)(a)	105,742	3,640,697

Medical Supplies & Equipment — 1.2%
Alliance Imaging, Inc.*(a)	23,600	202,960
Applera Corp. - Celera Genomics Group*	14,000	205,800
Arena Pharmaceuticals, Inc.*(a)	6,000	41,040
Barrier Therapeutics, Inc.*	13,400	45,694
Bio-Rad Laboratories, Inc. (Class A Stock)*	17,800	1,583,310
Bionovo, Inc.*(a)	46,600	59,182
CONMED Corp.*(a)	118,408	3,035,981
Cypress Bioscience, Inc.*	10,500	75,180
Invacare Corp.	28,200	628,296
Patterson Cos., Inc.*(a)	30,214	1,096,768
Power Medical Interventions, Inc.*	6,700	40,300
PSS World Medical, Inc.*(a)	76,507	1,274,607
STERIS Corp.(a)	15,300	410,499
SurModics, Inc.*(a)	2,100	87,948
Third Wave Technologies*	13,800	127,236

		8,914,801

Metals & Mining — 1.6%
Carpenter Technology Corp.	3,300	184,701
Century Aluminum Co.*(a)	65,350	4,328,784
Haynes International, Inc.*(a)	3,640	199,763
Iamgold Corp. (Canada)	191,950	1,406,994
Quanex Corp.	44,425	2,298,549
RBC Bearings, Inc.*(a)	42,173	1,565,883
RTI International Metals, Inc.*(a)	20,299	917,718
Schnitzer Steel Industries, Inc. (Class A Stock)	12,400	880,648
Valmont Industries, Inc.(a)	9,300	817,377

		12,600,417

Metals/Mining Excluding Steel — 0.1%
Uranium Resources, Inc.*	109,723	657,241

Miscellaneous Manufacturing
FreightCar America, Inc.	6,700	229,810

Office Equipment — 0.6%
Ennis, Inc.(a)	88,750	1,489,225
HNI Corp.(a)	40,050	1,076,944
IKON Office Solutions, Inc.	65,400	497,040
United Stationers, Inc.*(a)	27,810	1,326,537

		4,389,746

Oil & Gas — 3.6%
Alon USA Energy, Inc.(a)	49,500	752,895

Atwood Oceanics, Inc.*(a)	16,900	1,550,068
Berry Petroleum Co. (Class A Stock)	58,254	2,708,228
Bois d’Arc Energy, Inc.*	20,300	436,247
Cabot Corp.	43,144	1,208,032
Callon Petroleum Co.*	10,300	186,327
Comstock Resources, Inc.*(a)	22,900	922,870
Energy Partners Ltd.*	19,844	187,923
Harvest Natural Resources, Inc.*	39,400	475,164
Hornbeck Offshore Services, Inc.*(a)	33,800	1,543,646
Ion Geophysical Corp.*(a)	77,290	1,066,602
Key Energy Services, Inc.*	113,150	1,518,473
Laclede Group, Inc. (The)	10,800	384,804
Mariner Energy, Inc.*(a)	33,200	896,732
Nicor, Inc.(a)	33,100	1,109,181
Northwest Natural Gas Co.(a)	15,770	685,049
Oil States International, Inc.*(a)	37,900	1,698,299
Petroquest Energy, Inc.*(a)	104,850	1,818,099
Rosetta Resources, Inc.*(a)	12,600	247,842
St. Mary Land & Exploration Co.	47,150	1,815,275
Stone Energy Corp.*	40,500	2,118,555
Superior Energy Services, Inc.*	38,650	1,531,313
Trico Marine Services, Inc.*(a)	57,400	2,236,878
Union Drilling, Inc.*	22,700	397,023

		27,495,525

Oil, Gas & Consumable Fuels — 0.3%
Denbury Resources, Inc.*	28,854	823,782
XTO Energy, Inc.	19,150	1,184,619

		2,008,401

Paper & Forest Products — 0.7%
Neenah Paper, Inc.	94,043	2,424,429
Rock-Tenn Co. (Class A Stock)	50,600	1,516,482
Schweitzer-Manduit International, Inc.(a)	34,600	800,644
Universal Forest Products, Inc.(a)	16,200	521,640

		5,263,195

Personal Services — 0.2%
CompuCredit Corp.*(a)	33,900	300,693
Geo Group, Inc.*(a)	26,700	759,348
Stewart Enterprises, Inc. (Class A Stock)	126,300	810,846

		1,870,887

Pharmaceuticals — 0.8%
Alpharma, Inc. (Class A Stock)*	11,200	293,552
Auxilium Pharmaceuticals, Inc.*	8,900	237,986
Bentley Pharmaceuticals, Inc.*(a)	76,700	1,246,375
Onyx Pharmaceuticals, Inc.*	9,700	281,591
Par Pharmaceutical Cos., Inc.*	8,500	147,815
Perrigo Co.	21,600	814,968
Rigel Pharmaceuticals, Inc.*	5,000	93,300
Sciele Pharmaceutical, Inc.*(a)	78,850	1,537,575
United Therapeutics Corp.*	6,400	554,880
Valeant Pharmaceuticals International*	11,900	152,677
Viropharma, Inc.*(a)	46,300	413,922

		5,774,641

Printing & Publishing — 0.5%
Consolidated Graphics, Inc.*(a)	23,000	1,289,150

Courier Corp.	62,724	1,564,964
Scholastic Corp.*(a)	32,000	968,640
Valassis Communications, Inc.*(a)	13,800	149,730

		3,972,484

Publishing
AH Belo Corp.*	23,109	264,136

Real Estate Investment Trust — 5.1%
American Financial Realty Trust	144,850	1,150,109
American Land Lease, Inc.	18,794	386,781
Annaly Mortgage Management, Inc.	61,100	936,052
Anthracite Capital, Inc.(a)	135,800	896,280
Anworth Mortgage Asset Corp.	43,700	267,881
Arbor Realty Trust, Inc.(a)	32,400	488,592
Ashford Hospitality Trust(a)	200,150	1,136,852
Biomed Realty Trust, Inc.(a)	104,897	2,505,989
Capital Trust, Inc. (Class A Stock)(a)	12,800	344,960
Cousins Properties, Inc.(a)	23,780	587,604
DCT Industrial Trust, Inc.	59,600	593,616
DiamondRock Hospitality Co.(a)	93,600	1,185,912
Duke Realty Corp.(a)	11,880	270,983
Education Realty Trust, Inc.	114,050	1,433,608
Equity Lifestyle Properties, Inc.	21,000	1,036,770
Equity One, Inc.(a)	97,034	2,325,905
Extra Space Storage, Inc.	13,600	220,184
FelCor Lodging Trust, Inc.	62,500	751,875
First Potomac Realty Trust(a)	42,100	647,077
Gramercy Capital Corp.(a)	14,600	305,578
HFF, Inc. (Class A Stock)*(a)	29,800	149,298
Home Properties, Inc.(a)	7,800	374,322
Inland Real Estate Corp.(a)	49,100	746,811
LaSalle Hotel Properties	25,940	745,256
Lexington Corp. Properties Trust(a)	248,700	3,583,767
Liberty Property Trust(a)	10,370	322,611
LTC Properties, Inc.(a)	30,300	779,013
Maguire Properties, Inc.(a)	16,400	234,684
MFA Mortgage Investments, Inc.(a)	288,891	1,820,013
Mid-America Apartment Communities, Inc.(a)	57,252	2,853,440
Northstar Realty Finance Corp.(a)	113,000	923,210
Omega Healthcare Investors, Inc.(a)	10,000	173,600
Parkway Properties, Inc.(a)	39,300	1,452,528
Pennsylvania Real Estate Investment Trust(a)	84,900	2,070,711
Saul Centers, Inc.(a)	29,100	1,461,984
Senior Housing Properties Trust(a)	71,200	1,687,440
Sunstone Hotel Investors, Inc.(a)	130,700	2,092,507

		38,943,803

Restaurants — 0.4%
Bob Evans Farms, Inc.(a)	2,600	71,734
Domino’s Pizza, Inc.(a)	60,900	821,541
Jack in the Box, Inc.*(a)	76,600	2,058,242
Papa John’s International, Inc.*	10,300	249,363

		3,200,880

Retail — 0.3%
Dillard’s, Inc. (Class A Stock)(a)	29,460	507,006
Ethan Allen Interiors, Inc.	68,583	1,949,815

		2,456,821

Retail & Merchandising — 2.8%
Bebe Stores, Inc.(a)	85,931	923,758
Cash America International, Inc.(a)	65,400	2,380,560
Collective Brands, Inc.*(a)	41,100	498,132
Core-Mark Holding Co., Inc.*(a)	22,900	658,146
Dress Barn, Inc.*(a)	18,700	241,978
DSW, Inc. (Class A Stock)*	77,765	1,007,057
Jo-Ann Stores, Inc.*	10,500	154,665
Lithia Motors, Inc. (Class A Stock)(a)	30,160	306,426
Men’s Wearhouse, Inc. (The)	69,918	1,626,992
Movado Group, Inc.	13,900	270,911
Oxford Industries, Inc.	3,000	67,590
Pacific Sunwear of California*(a)	130,926	1,650,977
Pantry, Inc. (The)*(a)	92,177	1,943,091
PC Connection, Inc.*	22,200	175,824
Penske Auto Group, Inc.(a)	94,700	1,842,862
Perry Ellis International, Inc.*(a)	39,450	861,193
RC2 Corp.*(a)	78,393	1,643,901
Rent-A-Center, Inc.*(a)	63,800	1,170,730
Shoe Carnival, Inc.*	8,500	115,005
Stage Stores, Inc.	59,900	970,380
Tween Brands, Inc.*	3,700	91,538
Vector Group Ltd.(a)	111,702	1,964,838
West Marine, Inc.*(a)	80,730	562,688
Zep, Inc.	12,600	204,372

		21,333,614

Semiconductors — 2.6%
Actel Corp.*	16,400	251,084
Amkor Technology, Inc.*(a)	60,700	649,490
Applied Micro Circuits Corp.*	14,325	102,854
Asyst Technologies, Inc.*(a)	65,800	230,300
Axcelis Technologies, Inc.*	56,500	316,400
Brooks Automation, Inc.*(a)	56,300	547,236
Cirrus Logic, Inc.*	40,600	272,832
Cohu, Inc.(a)	18,600	302,250
Credence Systems Corp.*	35,000	59,500
DSP Group, Inc.*	15,800	201,292
Eagle Test Systems, Inc.*(a)	11,000	115,500
Emulex Corp.*(a)	228,079	3,704,003
Entegris, Inc.*(a)	224,021	1,610,711
Exar Corp.*(a)	103,062	848,200
Fairchild Semiconductor International, Inc.*	78,220	932,382
Kulicke & Soffa Industries, Inc.*(a)	170,091	813,035
Lattice Semiconductor Corp.*	37,700	107,068
Mattson Technology, Inc.*	15,400	93,786
MKS Instruments, Inc.*(a)	111,250	2,380,750
MRV Communications, Inc.*	22,800	31,236
Omnivision Technologies, Inc.*(a)	46,300	778,766
ON Semiconductor Corp.*(a)	87,090	494,671
Photronics, Inc.*(a)	22,700	216,785
Richardson Electronics Ltd.	75,348	318,722
Semtech Corp.*	2,500	35,825
Silcon Storage Technology, Inc.*	22,700	59,474
Skyworks Solutions, Inc.*(a)	173,100	1,260,168

Standard Microsystems Corp.*(a)	17,600	513,568
TriQuint Semiconductor, Inc.*(a)	119,000	602,140
Verigy Ltd.*	50,800	957,072
Zoran Corp.*(a)	88,300	1,206,178

		20,013,278

Services - Telephone — 0.2%
Alaska Communications Systems Group, Inc.	133,350	1,632,204

Software — 0.4%
CSG Systems International, Inc.*	24,400	277,428
Digi International, Inc.*	66,210	764,063
EPIQ System, Inc.*(a)	64,390	999,333
McAfee, Inc.*	23,918	791,447

		2,832,271

Specialty Chemicals — 0.7%
CF Industries Holdings, Inc.(a)	53,200	5,512,584

Specialty Retail — 0.3%
Ann Taylor Stores Corp.*	17,500	423,150
Buckle, Inc. (The)(a)	18,580	831,083
Cato Corp. (Class A Stock)(a)	66,317	990,776

		2,245,009

Technology - Internet — 0.3%
Ariba, Inc.*(a)	26,500	255,990
Avocent Corp.*(a)	131,823	2,227,809

		2,483,799

Telecommunications — 2.3%
Atlantic Tele-Network, Inc.	8,200	277,406
Centennial Communications Corp.*(a)	217,900	1,287,789
Cincinnati Bell, Inc.*(a)	548,200	2,335,332
CommScope, Inc.*(a)	42,100	1,466,343
Consolidated Communications Holdings, Inc.	11,400	172,482
Finisar Corp.*	39,800	50,944
Foundry Networks, Inc.*(a)	196,465	2,275,065
Iowa Telecommunications Services, Inc.	134,000	2,375,820
Mastec, Inc.*(a)	34,800	285,708
Newport Corp.*	38,700	432,279
Plantronics, Inc.	70,400	1,359,424
Polycom, Inc.*(a)	15,000	338,100
Powerwave Technologies, Inc.*(a)	325,150	829,132
Premiere Global Services, Inc.*	189,200	2,713,128
RF Micro Devices, Inc.*(a)	34,400	91,504
Sycamore Networks, Inc.*(a)	42,600	155,916
Syniverse Holdings, Inc.*	70,200	1,169,532
USA Mobility, Inc.*	7,600	54,264
UTStarcom, Inc.*(a)	26,900	76,396

		17,746,564

Textiles, Apparel & Luxury Goods — 0.1%
Timberland Co. (Class A Stock)*(a)	45,985	631,374

Thrifts & Mortgage Finance — 0.1%
Downey Financial Corp.(a)	16,400	301,432
PMI Group, Inc. (The)	25,030	145,675

		447,107

Transportation — 1.9%
ABX Air, Inc.*(a)	221,450	651,063
Atlas Air Worldwide Holdings, Inc.*(a)	24,700	1,358,500
Bristow Group, Inc.*(a)	12,900	692,343
Eagle Bulk Shipping, Inc.	27,100	698,096
GATX Corp.	39,750	1,553,032
Genco Shipping & Trading Ltd.(a)	31,400	1,771,902
Gulfmark Offshore, Inc.*(a)	82,700	4,525,344
Kansas City Southern*(a)	36,578	1,467,144
Knightsbridge Tankers Ltd. (Bermuda)(a)	22,200	592,296
Pacer International, Inc.	33,350	547,941
TBS International Ltd. (Bermuda)*(a)	23,700	715,740

		14,573,401

Utilities — 5.2%
AGL Resources, Inc.(a)	75,616	2,595,141
Allete, Inc.	41,350	1,596,937
American States Water Co.	9,400	338,400
Atlas America, Inc.(a)	38,619	2,334,132
Atmos Energy Corp.	70,728	1,803,564
Black Hills Corp.(a)	7,000	250,460
CH Energy Group, Inc.(a)	14,900	579,610
Cleco Corp.	42,100	933,778
Comfort Systems USA, Inc.	7,900	102,779
El Paso Electric Co.*	67,000	1,431,790
EMCOR Group, Inc.*(a)	86,810	1,928,050
Idacorp, Inc.(a)	60,900	1,955,499
Integrys Energy Group, Inc.	37,650	1,755,996
New Jersey Resources Corp.	85,669	2,660,022
PNM Resources, Inc.	56,500	704,555
South Jersey Industries, Inc.(a)	24,800	870,728
Southwest Gas Corp.(a)	67,700	1,892,892
Swift Energy Co.*(a)	80,134	3,605,229
UIL Holdings Corp.	20,300	611,639
Unisource Energy Corp.	79,400	1,767,444
Vectren Corp.	70,100	1,880,783
W-H Energy Services, Inc.*	30,156	2,076,241
Westar Energy, Inc.	177,871	4,050,123
WGL Holdings, Inc.(a)	63,146	2,024,461
Wisconsin Energy Corp.	14,617	643,002

		40,393,255

TOTAL COMMON STOCKS (cost $812,934,917)		741,838,723

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. Treasury Obligation — 0.1%
U.S. Treasury Note(k)
(cost $1,216,564)
4.625%	11/30/08	$1,205	1,230,982

	Units

RIGHTS*

Financial Services
Centerline Holdings, expiring on 04/04/08(a)	32,200	—
MCG Capital Corp., expiring on 04/18/08	6,486	6,939

TOTAL RIGHTS (cost $0)		6,939

TOTAL LONG-TERM INVESTMENTS (cost $814,151,481)		743,076,644

	Shares

SHORT-TERM INVESTMENT — 38.4%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $295,840,789; includes $263,913,164 of cash collateral for securities on loan)(b)(w)	295,840,789	295,840,789

TOTAL INVESTMENTS — 134.8% (cost $1,109,992,270)		1,038,917,433
Liabilities in excess of other assets(x) — (34.8)%		(268,437,319)

NET ASSETS — 100.0%		$770,480,114

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $252,825,005; cash collateral of $263,913,164 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(k)	Securities segregated as collateral for futures contracts.

(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Liabilities in excess of other assets includes unrealized appreciation on futures contracts as follows:

Future contracts open at March 31, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2008	Unrealized Appreciation

Long Positions:
24	Russell 2000	Jun 08	$8,126,925	$8,280,000	$153,075

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$1,037,686,451	$153,075
Level 2 - Other Significant Observable Inputs	1,230,982	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$1,038,917,433	$153,075

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and March 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 97.0%

COMMON STOCKS — 63.3%

Advertising — 0.2%
Aegis Group PLC (United Kingdom)	161,375	$397,937
Lamar Advertising Co. (Class A Stock)*(a)	18,800	675,484
Omnicom Group, Inc.	24,400	1,077,992
WPP Group PLC (United Kingdom)	18,326	218,587

		2,370,000

Aerospace — 1.4%
BBA Aviation PLC (United Kingdom)	85,066	254,082
Boeing Co. (The)	26,300	1,955,931
Finmeccanica SpA (Italy)	24,942	848,188
General Dynamics Corp.	25,300	2,109,261
Lockheed Martin Corp.	18,400	1,827,120
MTC Technologies, Inc.*	3,400	80,852
Northrop Grumman Corp.	17,600	1,369,456
Raytheon Co.(a)	7,300	471,653
Rockwell Collins, Inc.(a)	15,100	862,965
Teledyne Technologies, Inc.*(a)	2,500	117,500
Triumph Group, Inc.(a)	2,500	142,325
United Technologies Corp.	53,700	3,695,634

		13,734,967

Airlines — 0.2%
AirTran Holdings, Inc.*(a)	7,200	47,520
AMR Corp.*(a)	5,800	52,316
British Airways PLC (United Kingdom)*	28,023	130,279
Gol Linhas Aereas Inteligentes SA, ADR (Brazil)(a)	13,500	201,015
SkyWest, Inc.	3,400	71,808
Southwest Airlines Co.(a)	99,700	1,236,280

		1,739,218

Apparel/Shoes — 0.1%
Benetton Group SpA (Italy)	48,505	689,198

Automobile Manufacturers — 0.7%
Bayerische Motoren Werke AG (Germany)	18,625	1,028,858
Ford Motor Co.*(a)	137,800	788,216
Harley-Davidson, Inc.(a)	10,400	390,000
Honda Motor Co. Ltd. (Japan)	17,700	505,181
Oshkosh Corp.	2,900	105,212
PACCAR, Inc.(a)	34,900	1,570,500
Rolls-Royce Group PLC (United Kingdom)*	55,693	445,438
Rolls-Royce Group PLC (Class B Stock) (United Kingdom)*	4,494,157	8,919
Thor Industries, Inc.(a)	2,500	74,425
Toyota Motor Corp. (Japan)	22,200	1,106,882
Volvo AB (Class B Stock)(Sweden)	33,691	510,311
Winnebago Industries, Inc.(a)	4,200	70,980

		6,604,922

Automotive Parts — 0.2%
Aisin Seiki Co. Ltd. (Japan)	9,800	365,730
Autoliv, Inc. AB (Sweden)	7,500	374,252
GKN PLC (United Kingdom)	74,354	448,969
H&E Equipment Services, Inc.*(a)	3,400	42,738
Koito Manufacturing Co. Ltd. (Japan)	23,000	315,881
WABCO Holdings, Inc.	1,700	77,554

		1,625,124

Beverages — 1.3%
Anheuser-Busch Cos., Inc.	48,300	2,291,835
Boston Beer Co., Inc. (Class A Stock)*	3,400	161,636
Coca-Cola Co. (The)	62,600	3,810,462
Compania Cervecerias Unidas SA, ADR (Chile)	12,500	441,750
Lion Nathan Ltd. (Australia)	42,487	339,753
PepsiCo, Inc.	56,400	4,072,080
Pernod Ricard SA (France)	13,622	1,401,299

		12,518,815

Biotechnology — 0.1%
Affymetrix, Inc.*	4,200	73,122
Illumina, Inc.*(a)	1,700	129,030
Incyte Corp.*(a)	6,600	69,366
Maxygen, Inc.*	9,100	58,786
Millipore Corp.*(a)	5,800	390,978

		721,282

Building & Construction — 0.1%
Foster Wheeler Ltd.*	11,000	622,820
JS Group Corp. (Japan)	11,300	169,704

		792,524

Building Materials — 0.4%
Boral Ltd. (Australia)	69,121	395,443
Bouygues SA (France)	15,523	986,163
Cemex SA de CV (Mexico)*	106,992	280,379
Holcim Ltd. (Switzerland)	9,487	996,369
Masco Corp.	24,500	485,835
Sherwin-Williams Co. (The)	3,700	188,848
Universal Forest Products, Inc.(a)	2,000	64,400
USG Corp.*(a)	3,300	121,506

		3,518,943

Business Services — 0.4%
Accenture Ltd. (Class A Stock) (Bermuda)	36,400	1,280,188
Bureau Veritas SA (France)*	12,096	691,298
ChoicePoint, Inc.*	2,566	122,142
Corporate Executive Board Co. (The)	3,100	125,488
Dun & Bradstreet Corp.	800	65,104
FTI Consulting, Inc.*	800	56,832
Informa PLC (United Kingdom)	57,963	360,349
Iron Mountain, Inc.*(a)	8,687	229,684
Manpower, Inc.	1,700	95,642
Navigant Consulting, Inc.*	5,000	94,900
Robert Half International, Inc.	12,900	332,046
Senomyx, Inc.*	9,400	55,460

		3,509,133

Cable Television — 0.2%
Liberty Global, Inc. (Class A Stock)*	6,632	226,019
Shaw Communications, Inc. (Class B Stock) (Canada)	33,800	614,484

Time Warner Cable, Inc. (Class A Stock)*(a)	49,100	1,226,518

		2,067,021

Chemicals — 0.8%
Albemarle Corp.	1,700	62,084
American Vanguard Corp.	9,100	151,424
Arch Chemicals, Inc.	5,050	188,163
Asahi Kasei Corp. (Japan)	36,000	187,801
BASF AG (Germany)	8,867	1,194,240
Cabot Corp.	3,000	84,000
Dow Chemical Co. (The)	47,700	1,757,745
DuPont, (E.I.) de Nemours & Co.(a)	14,859	694,807
Hitachi Chemical Co. Ltd. (Japan)	24,700	464,364
Mosaic Co. (The)*	2,100	215,460
Praxair, Inc.	25,200	2,122,596
Sigma-Aldrich Corp.	5,000	298,250
Symyx Technologies, Inc.*	10,800	81,000
Tosoh Corp. (Japan)	51,000	175,492
Wacker Chemie AG (Germany)	1,882	385,605

		8,063,031

Clothing & Apparel — 0.2%
Adidas AG (Germany)	10,217	679,241
Anvil Holdings, Inc.*(g)	126	659
Aoyama Trading Co. Ltd. (Japan)	5,000	107,845
Coach, Inc.*	28,000	844,200
NIKE, Inc. (Class B Stock)	9,600	652,800
Quiksilver, Inc.*	8,300	81,423

		2,366,168

Commercial Banks — 0.1%
Home Bancshares, Inc.(a)	5,800	121,046
Standard Chartered PLC (United Kingdom)	29,867	1,020,719

		1,141,765

Commercial Services — 0.3%
Benesse Corp. (Japan)	10,600	499,799
Dollar Thrifty Automotive Group, Inc.*(a)	5,100	69,564
Huron Consulting Group, Inc.*	900	37,395
Jackson Hewitt Tax Service, Inc.	4,200	48,174
Paychex, Inc.	7,200	246,672
QinetiQ PLC (United Kingdom)	132,384	507,078
Total System Services, Inc.	16,391	387,811
Western Union Co. (The)	35,200	748,704

		2,545,197

Computer Hardware — 1.8%
Acer, Inc. (Taiwan)	295,224	528,652
Apple, Inc.*(a)	27,600	3,960,600
Dell, Inc.*	167,100	3,328,632
Hewlett-Packard Co.	103,300	4,716,678
International Business Machines Corp.	34,550	3,978,087
Palm, Inc.(a)	27,700	138,500
Seagate Technology (Cayman Islands)(a)	24,600	515,124

		17,166,273

Computer Services & Software — 2.7%
3D Systems Corp.*	3,800	55,822
Activision, Inc.*(a)	7,877	215,121
American Reprographics Co.*	2,700	40,068
Art Technology Group, Inc.*	13,300	51,604
Autodesk, Inc.*(a)	55,800	1,756,584
Automatic Data Processing, Inc.	25,500	1,080,945
Avid Technology, Inc.*(a)	5,100	124,134
Cadence Design Systems, Inc.*(a)	8,300	88,644
Cisco Systems, Inc.*	88,600	2,134,374
Electronic Arts, Inc.*	16,700	833,664
Electronic Data Systems Corp.(a)	37,800	629,370
EMC Corp.*(a)	99,200	1,422,528
F5 Networks, Inc.*	5,900	107,203
Factset Research Systems, Inc.(a)	1,900	102,353
Global Payments, Inc.	2,700	111,672
Henry, (Jack) & Associates, Inc.(a)	2,500	61,675
LogicaCMG PLC (United Kingdom)	68,445	143,649
McAfee, Inc.*	4,200	138,978
Microsoft Corp.	352,900	10,015,302
NS Solutions Corp. (Japan)	13,100	324,609
Oracle Corp.*	115,200	2,253,312
Red Hat, Inc.*(a)	111,880	2,057,473
Starent Networks Corp.*	5,000	67,500
Sun Microsystems, Inc.*	81,375	1,263,754
SYNNEX Corp.*	5,000	106,100
Tech Data Corp.*	4,200	137,760
Websense, Inc.*	5,800	108,750

		25,432,948

Conglomerates — 0.5%
Altria Group, Inc.	63,300	1,405,260
DCC PLC (Ireland)	28,935	682,936
Honeywell International, Inc.	20,500	1,156,610
Hutchison Whampoa Ltd. (Hong Kong)	53,400	505,343
ITT Corp.(a)	19,600	1,015,476
Jardine Cycle & Carriage Ltd. (Singapore)	26,000	369,094

		5,134,719

Construction — 0.4%
ACS Actividades de Construccion y Servicios SA (Spain)	12,335	702,426
Carillion PLC (United Kingdom)	81,467	639,050
Fluor Corp.(a)	3,800	536,408
Grupo Acciona SA (Spain)	5,446	1,458,635
Insituform Technologies, Inc. (Class A Stock)*	7,500	103,725
McDermott International, Inc.*	9,600	526,272
Toll Brothers, Inc.*(a)	5,800	136,184

		4,102,700

Consumer Products & Services — 2.6%
Avery Dennison Corp.(a)	15,100	743,675
Avon Products, Inc.	28,300	1,118,982
Clorox Co.	17,100	968,544
Colgate-Palmolive Co.	9,700	755,727
Fortune Brands, Inc.	14,000	973,000
Johnson & Johnson	113,246	7,346,268
Kimberly-Clark Corp.	11,200	722,960
L’Oreal SA (France)	9,169	1,164,419
Lauder, (Estee) Cos., Inc. (Class A Stock)(a)	14,500	664,825

Newell Rubbermaid, Inc.	3,600	82,332
Orkla ASA (Norway)	50,200	635,836
Pacific Brands Ltd. (Australia)	113,905	210,278
Procter & Gamble Co.	130,605	9,151,492
Rent-A-Center, Inc.*(a)	6,400	117,440

		24,655,778

Containers & Packaging
Owens-Illinois, Inc.,*(a)	3,300	186,219
Smurfit-Stone Container Corp.*	13,100	100,870

		287,089

Distribution/Wholesale — 0.3%
Fastenal Co.(a)	7,900	362,847
Fossil, Inc.*	3,400	103,836
Mitsubishi Corp. (Japan)	19,100	576,755
Mitsui & Co. Ltd. (Japan)	59,000	1,195,626
NuCo2, Inc.*	3,300	91,641
Pool Corp.(a)	4,312	81,454
Taleo Corp. (Class A Stock)*	4,200	81,480

		2,493,639

Diversified Operations — 1.9%
3M Co.	24,800	1,962,920
General Electric Co.	359,300	13,297,693
Koppers Holdings, Inc.	2,700	119,637
Tomkins PLC (United Kingdom)	58,544	207,687
Tyco International Ltd. (Bermuda)	63,650	2,803,783

		18,391,720

Electronic Components & Equipment — 1.0%
Advanced Energy Industries, Inc.*(a)	7,500	99,450
Agilent Technologies, Inc.*(a)	16,400	489,212
American Science & Engineering, Inc.	500	27,285
AVX Corp.	10,000	128,100
Belden, Inc.(a)	3,250	114,790
CyberOptics Corp.*	9,400	102,648
Energizer Holdings, Inc.*(a)	1,700	153,816
Fanuc Ltd. (Japan)	5,500	523,074
Flextronics International Ltd. (Singapore)*(a)	24,200	227,238
FLIR Systems, Inc.*(a)	8,500	255,765
General Cable Corp.*	1,700	100,419
Gentex Corp.	7,500	128,625
Hosiden Corp. (Japan)	19,000	378,170
Koninklijke (Royal) Philips Electronics NV (Netherlands)	21,621	827,074
Mitsubishi Electric Corp. (Japan)	93,000	804,234
Nikon Corp. (Japan)	22,000	585,975
Plexus Corp.*(a)	4,200	117,810
Samsung Electronics Co. Ltd. (South Korea)	776	488,159
Sony Corp. (Japan)	15,900	633,256
Star Micronics Co. Ltd. (Japan)	8,200	112,947
Tyco Electronics Ltd. (Bermuda)	72,950	2,503,644
Venture Corp. Ltd. (Singapore)	32,000	245,036
Wacom Co. Ltd. (Japan)	86	182,043
Waters Corp.*	4,500	250,650

		9,479,420

Energy Services — 0.1%
Foundation Coal Holdings, Inc.	1,900	95,627
Iberdrola Renovables (Spain)*	64,563	449,508

		545,135

Entertainment & Leisure — 0.8%
Carnival Corp.(a)	18,300	740,784
International Game Technology	49,300	1,982,353
Las Vegas Sands Corp.*(a)	2,200	162,008
Melco PBL Entertainment Macau Ltd., ADR (Hong Kong)*(a)	83,500	950,230
Time Warner, Inc.	90,400	1,267,408
Walt Disney Co. (The)(a)	71,400	2,240,532
Wynn Resorts Ltd.	1,200	120,768

		7,464,083

Environmental Services — 0.2%
Allied Waste Industries, Inc.*(a)	112,600	1,217,206
Republic Services, Inc.	19,550	571,642
Waste Connections, Inc.*(a)	3,050	93,757

		1,882,605

Farming & Agriculture — 0.3%
Alliance One International, Inc.*(a)	7,400	44,696
Bunge Ltd.(a)	2,600	225,888
Monsanto Co.	21,000	2,341,500

		2,612,084

Financial - Bank & Trust — 3.8%
Allied Irish Banks PLC (Ireland)	45,265	964,742
Australia & New Zealand Banking Group Ltd. (Australia)	45,391	935,439
Babcock & Brown Ltd. (Australia)	24,378	327,948
Banca Intesa SpA (Italy)	135,999	958,677
Banco Santander Central Hispano SA (Spain)	76,228	1,518,759
Bank of America Corp.	207,376	7,861,624
Bank of Yokohama Ltd. (Japan)	87,000	590,881
BankAtlantic Bancorp, Inc. (Class A Stock)	11,700	45,747
BB&T Corp.	7,000	224,420
BNP Paribas SA (France)	12,001	1,210,502
Citizens Republic Bancorp, Inc.(a)	10,800	134,244
City National Corp.(a)	1,600	79,136
Close Brothers Group PLC (United Kingdom)	17,173	210,287
Commerce Bancshares, Inc.	3,810	160,134
Danske Bank A/S (Denmark)	21,800	804,219
DBS Groupo Holdings Ltd. (Singapore)	66,908	874,964
East West Bancorp, Inc.	4,200	74,550
Erste Bank der Oesterreichischen Sparkassen AG (Austria)	16,602	1,075,942
First Horizon National Corp.(a)	45,600	638,856
Freddie Mac(a)	44,100	1,116,612
Glacier Bancorp, Inc.(a)	6,700	128,439
KBC Gruoep NV (Belgium)	5,012	649,951
KeyCorp(a)	6,900	151,455
National City Corp.(a)	33,500	333,325
Nordea Bank AB (Sweden)	59,647	966,703
Northern Trust Corp.	6,000	398,820
Pinnacle Financial Partners, Inc.*(a)	3,300	84,480
Popular, Inc.(a)	12,500	145,750
Provident Bankshares Corp.(a)	6,700	71,958
Regions Financial Corp.(a)	7,300	144,175

Royal Bank of Scotland Group PLC (United Kingdom)	179,425	1,200,927
Sandy Spring Bancorp, Inc.	4,200	115,584
Signature Bank*(a)	2,500	63,750
State Street Corp.	22,600	1,785,400
Sumitomo Mitsui Financial Group, Inc. (Japan)	49	322,472
Sumitomo Trust & Banking Co. Ltd. (Japan)	126,000	867,135
Suncorp-Metway Ltd. (Australia)	42,813	503,563
SunTrust Banks, Inc.(a)	18,500	1,020,090
Swedbank AB (Class A Stock) (Sweden)	15,559	435,988
Synovus Financial Corp.(a)	34,900	385,994
U.S. Bancorp	89,400	2,892,984
UCBH Holdings, Inc.	9,200	71,392
Wells Fargo & Co.	126,400	3,678,240
Westamerica Bancorp(a)	1,100	57,860
Western Alliance Bancorp*(a)	5,000	64,300
Wilmington Trust Corp.	4,100	127,510

		36,475,928

Financial - Brokerage — 0.1%
Lazard Ltd. (Class A Stock) (Bermuda)(a)	10,900	416,380
Macquarie Group Ltd. (Australia)	9,428	455,111

		871,491

Financial Services — 3.8%
Affiliated Managers Group, Inc.*(a)	600	54,444
Ameriprise Financial, Inc.	5,200	269,620
Banco Popolare Scarl (Italy)*	19,454	322,181
Bank of New York Mellon Corp. (The)	51,600	2,153,268
BlackRock, Inc.(a)	400	81,672
Block, (H&R), Inc.	87,900	1,824,804
Capital One Financial Corp.(a)	3,900	191,958
China Citic Bank (Class H Stock) (Hong Kong)*	969,000	511,727
CIT Group, Inc.	2,300	27,255
Citigroup, Inc.	211,441	4,529,066
CME Group, Inc.(a)	2,570	1,205,587
Discover Financial Services LLC	20,600	337,222
Eaton Vance Corp.	4,200	128,142
Federated Investors, Inc. (Class B Stock)	3,600	140,976
Franklin Resources, Inc.	8,200	795,318
Goldman Sachs Group, Inc. (The)	15,000	2,480,850
Grupo Financiero Banorte SA de C.V. (Mexico)	136,784	594,420
Heartland Payment Systems, Inc.(a)	2,500	57,525
ING Groep NV, ADR (Netherlands)	17,894	670,096
Interactive Brokers Group, Inc.*(a)	16,700	428,689
IntercontinentalExchange, Inc.*(a)	3,500	456,750
Intermediate Capital Group PLC (United Kingdom)	22,600	701,050
JPMorgan Chase & Co.	155,868	6,694,531
Lehman Brothers Holdings, Inc.(a)	15,500	583,420
Marshall & Ilsley Corp.	50,600	1,173,920
MasterCard, Inc.(a)	5,300	1,181,847
Merrill Lynch & Co., Inc.	44,600	1,817,004
Moody’s Corp.(a)	12,000	417,960
Morgan Stanley	64,300	2,938,510
Nasdaq Stock Market, Inc. (The)*	2,500	96,650
Nymex Holdings, Inc.(a)	800	72,504
Och-Ziff Capital Management Group LLC	22,700	476,700
PNC Financial Services Group, Inc.	16,200	1,062,234
Raymond James Financial, Inc.	3,300	75,834
SLM Corp.*(a)	45,600	699,960
Societe Generale (France)*	3,799	365,559
Stifel Financial Corp.*	2,800	125,720
Visa, Inc.*(a)	15,400	960,344
Waddell & Reed Financial, Inc. (Class A Stock)	3,300	106,029

		36,811,346

Food — 1.7%
Archer-Daniels-Midland Co.(a)	15,600	642,096
Campbell Soup Co.	23,300	791,035
ConAgra Foods, Inc.	38,200	914,890
Dairy Crest Group PLC (United Kingdom)	53,138	494,606
General Mills, Inc.	26,900	1,610,772
Goodman Fielder Ltd. (Australia)	233,773	384,562
Kraft Foods, Inc. (Class A Stock)	79,285	2,458,628
Kroger Co. (The)	15,700	398,780
Nestle SA (Switzerland)	7,721	3,858,168
Sara Lee Corp.	26,900	376,062
Seven and I Holdings Co. Ltd. (Japan)	16,604	416,433
Sysco Corp.	32,500	943,150
Tesco PLC (United Kingdom)	222,632	1,674,589
Tootsie Roll Industries, Inc.(a)	5,283	133,128
Unilever PLC (United Kingdom)	29,809	1,005,130
Whole Foods Market, Inc.(a)	8,100	267,057

		16,369,086

Healthcare Services — 0.7%
Advisory Board Co. (The)*(a)	2,500	137,350
AMERIGROUP Corp.*(a)	1,700	46,461
Community Health Systems, Inc.*	3,300	110,781
Covance, Inc.*	700	58,079
Coventry Health Care, Inc.*	12,200	492,270
DaVita, Inc.*	2,550	121,788
Edwards Lifesciences Corp.*(a)	2,200	98,010
Fresenius AG (Germany)	12,175	1,013,927
Healthways, Inc.*	1,700	60,078
Humana, Inc.*	15,800	708,788
Laboratory Corp. of America Holdings*	7,700	567,336
LifePoint Hospitals, Inc.*(a)	2,000	54,940
Matria Healthcare, Inc.*	3,300	73,590
Medco Health Solutions, Inc.*(a)	20,000	875,800
Omnicare, Inc.	3,400	61,744
UnitedHealth Group, Inc.	37,900	1,302,244
WellPoint, Inc.*	31,600	1,394,508

		7,177,694

Hotels & Motels — 0.2%
Choice Hotels International, Inc.	2,500	85,275

Gaylord Entertainment Co.*	3,300	99,957
Marriott International, Inc. (Class A Stock)	42,800	1,470,608
MGM Mirage*(a)	8,572	503,776
Wyndham Worldwide Corp.	12,600	260,568

		2,420,184

Industrial Products — 0.6%
Actuant Corp. (Class A Stock)(a)	7,200	217,512
Cooper Industries Ltd. (Class A Stock)	4,500	180,675
Culp, Inc.*	6,500	48,880
Harsco Corp.(a)	4,800	265,824
Illinois Tool Works, Inc.	37,100	1,789,333
Ingersoll-Rand Co. Ltd. (Class A Stock) (Bermuda)(a)	20,600	918,348
Makita Corp. (Japan)	9,300	292,024
Mohawk Industries, Inc.*(a)	1,300	93,093
Myers Industries, Inc.	3,600	47,268
Nucor Corp.	23,100	1,564,794
Precision Castparts Corp.	5,000	510,400
Steel Dynamics, Inc.	8,400	277,536

		6,205,687

Insurance — 2.7%
ACE Ltd. (Cayman Islands)	25,100	1,382,006
Aetna, Inc.	19,700	829,173
American International Group, Inc.	115,230	4,983,697
Aon Corp.	32,300	1,298,460
Assurant, Inc.	6,100	371,246
Aviva PLC (United Kingdom)	65,398	801,462
AXA SA (France)	40,000	1,451,824
CIGNA Corp.	32,300	1,310,411
Employers Holdings, Inc.	3,200	59,328
Everest Re Group Ltd. (Bermuda)	1,700	152,201
Genworth Financial, Inc. (Class A Stock)	73,400	1,661,776
Hartford Financial Services Group, Inc. (The)	16,700	1,265,359
Infinity Property & Casualty Corp.	2,900	120,640
Lincoln National Corp.	9,900	514,800
Loews Corp.	18,700	752,114
Markel Corp.*	500	219,985
Marsh & McLennan Cos., Inc.	5,800	141,230
MetLife, Inc.	60,100	3,621,626
Muenchener Rueckversicherung AG (Germany)	5,229	1,022,669
ProAssurance Corp.*(a)	1,700	91,511
Progressive Corp. (The)(a)	19,200	308,544
QBE Insurance Group Ltd. (Australia)	32,204	653,669
Seabright Insurance Holdings, Inc.*	5,800	85,434
Selective Insurance Group, Inc.	4,200	100,296
Sony Financial Holdings, Inc. (Japan)	125	505,367
StanCorp Financial Group, Inc.	3,400	162,214
Topdanmark A/S (Denmark)*	5,350	900,464
Travelers Cos., Inc. (The)(a)	30,299	1,449,807
White Mountains Insurance Group Ltd.	200	96,000

		26,313,313

Internet Services — 1.3%
Amazon.com, Inc.*(a)	46,600	3,322,580
Ariba, Inc.*(a)	5,000	48,300
Blue Coat Systems, Inc.*(a)	6,800	149,872
CNET Networks, Inc.*(a)	6,000	42,600
Digital River, Inc.*	1,300	40,261
Expedia, Inc.*(a)	27,200	595,408
Google, Inc. (Class A Stock)*	12,400	5,461,828
Juniper Networks, Inc.*(a)	82,200	2,055,000
Monster Worldwide, Inc.*	18,700	452,727
NAVTEQ Corp.*	2,700	183,600
RightNow Technologies, Inc.*	4,200	49,980
VeriSign, Inc.*(a)	5,000	166,200

		12,568,356

Machinery & Equipment — 0.9%
Applied Industrial Technologies, Inc.(a)	3,300	98,637
Atlas Copco AB (Class A Stock) (Sweden)	49,300	842,153
Baldor Electric Co.	3,300	92,400
Boart Longyear Group (Australia)	204,304	341,686
Danaher Corp.	39,600	3,010,788
Grant Prideco, Inc.*	21,200	1,043,464
Joy Global, Inc.	12,900	840,564
Nordson Corp.(a)	2,500	134,625
Smith, (A.O.) Corp.(a)	2,500	82,175
Terex Corp.*	17,200	1,075,000
Thermo Fisher Scientific, Inc.*	11,800	670,712
Toshiba Machine Co. Ltd. (Japan)	38,000	231,782

		8,463,986

Media — 0.5%
Cablevision Systems Corp. (Class A Stock)*	21,800	467,174
Discovery Holding Co. (Class A Stock)*	7,352	156,009
DISH Network Corp.*	22,200	637,806
E.W. Scripps Co. (Class A Stock)(a)	4,300	180,643
Jupiter Telecommunications Co. Ltd. (Japan)*	548	512,376
Meredith Corp.(a)	8,300	317,475
News Corp. (Class A Stock)	95,200	1,785,000
SanomaWSOY Oyj (Finland)	17,623	488,562
Sirius Satellite Radio, Inc.*(a)	37,000	105,820

		4,650,865

Medical Supplies & Equipment — 2.1%
Abbott Laboratories	47,900	2,641,685
Alcon, Inc. (Switzerland)	2,900	412,525
Amgen, Inc.*	43,200	1,804,896
Applied Biosystems Group	6,300	207,018
Aspect Medical Systems, Inc.*	4,200	25,620
Bard (C.R.), Inc.(a)	6,300	607,320
Baxter International, Inc.	23,600	1,364,552
Becton, Dickinson & Co.	11,700	1,004,445
Charles River Laboratories International, Inc.*(a)	2,200	129,668
Computer Programs & Systems, Inc.	5,900	123,310
Covidien Ltd.	41,250	1,825,312
DENTSPLY International, Inc.	4,300	165,980
Elekta AB (Class B Stock) (Sweden)	41,880	722,452

Genzyme Corp.*	6,000	447,240
Henry Schein, Inc.*	1,500	86,100
Hologic, Inc.*(a)	3,120	173,472
Invitrogen Corp.*(a)	2,062	176,239
Martek Biosciences Corp.*(a)	2,500	76,425
McKesson Corp.	23,900	1,251,643
Medtronic, Inc.	58,500	2,829,645
Micrus Endovascular Corp.*	3,300	40,788
Nipro Corp. (Japan)	14,000	244,101
ResMed, Inc.*	1,700	71,706
St. Jude Medical, Inc.*(a)	26,700	1,153,173
STERIS Corp.(a)	5,900	158,297
Stryker Corp.(a)	11,900	774,095
Techne Corp.*	1,400	94,304
Terumo Corp. (Japan)	8,200	427,769
Thoratec Corp.*(a)	4,200	60,018
Zimmer Holdings, Inc.*	8,200	638,452

		19,738,250

Metals & Mining — 1.1%
Arch Coal, Inc.(a)	11,200	487,200
Barrick Gold Corp. (Canada)(a)	16,500	716,925
Carpenter Technology Corp.	1,400	78,358
Consol Energy, Inc.	20,800	1,439,152
Freeport-McMoRan Copper & Gold, Inc.(a)	27,545	2,650,380
Haynes International, Inc.*(a)	1,500	82,320
Kobe Steel Ltd. (Japan)	186,000	529,936
Peabody Energy Corp.(a)	10,800	550,800
Rio Tinto Ltd. (Australia)	11,083	1,240,774
Rio Tinto PLC, ADR (United Kingdom)	2,200	906,048
Sims Group Ltd., ADR (Australia)	4,510	124,115
SSAB Svenska Stal AB (Class A Stock) (Sweden)	39,407	1,107,562
Teck Cominco Ltd. (Class B Stock) (Canada)	15,000	614,400
Westmoreland Coal Co.*	3,900	52,962

		10,580,932

Office Equipment — 0.1%
Canon, Inc. (Japan)	16,350	752,874
Herman Miller, Inc.	4,200	103,194

		856,068

Oil & Gas — 7.7%
ABB Ltd. (Switzerland)	26,422	709,305
Baker Hughes, Inc.	29,600	2,027,600
BJ Services Co.	31,900	909,469
BP PLC (United Kingdom)	20,627	209,598
BP PLC, ADR (United Kingdom)(a)	23,003	1,395,132
Centrica PLC (United Kingdom)	133,902	792,591
ChevronTexaco Corp.	91,722	7,829,390
Complete Production Services, Inc.*	3,400	77,996
ConocoPhillips	20,800	1,585,168
Devon Energy Corp.	18,000	1,877,940
Diamond Offshore Drilling, Inc.(a)	1,700	197,880
EOG Resources, Inc.	16,400	1,968,000
Exxon Mobil Corp.	229,766	19,433,608
FMC Technologies, Inc.*(a)	35,318	2,009,241
Forest Oil Corp.*(a)	4,700	230,112
Fugro NV (Netherlands)	8,900	691,165
GeoMet, Inc.*	21,600	143,856
Helmerich & Payne, Inc.	3,400	159,358
Hong Kong & China Gas Co. (Hong Kong)	293,000	880,960
Mariner Energy, Inc.*(a)	5,400	145,854
Murphy Oil Corp.	26,800	2,201,352
Nabors Industries Ltd. (Bermuda)*(a)	17,400	587,598
National Fuel Gas Co.	3,400	160,514
Newfield Exploration Co.*	4,400	232,540
Nippon Oil Corp. (Japan)	40,000	249,599
Occidental Petroleum Corp.	23,700	1,734,129
Royal Dutch Shell PLC (Class B Stock) (United Kingdom)	6,469	217,743
Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)	30,454	2,051,990
Saipem SpA (Italy)	34,623	1,401,515
Schlumberger Ltd.	82,200	7,151,400
Sempra Energy	29,600	1,577,088
Smith International, Inc.	8,000	513,840
Southwestern Energy Co.*(a)	7,600	256,044
StatoilHydro ASA (Norway)	48,600	1,456,373
Sunoco, Inc.	27,600	1,448,172
TGS NOPEC Geophysical Co. ASA (Norway)*	46,100	670,812
Total Fina SA, ADR (France)(a)	24,500	1,813,245
Total SA (France)	23,144	1,718,782
Transocean, Inc.*(a)	17,798	2,406,290
Ultra Petroleum Corp.*(a)	4,300	333,250
Valero Energy Corp.	17,800	874,158
Whiting Petroleum Corp.*(a)	2,500	161,625
XTO Energy, Inc.	22,016	1,361,910

		73,854,192

Paper & Forest Products — 0.2%
AbitibiBowater, Inc. (Canada)	2,104	27,163
Domtar Corp. (Canada)*(a)	16,600	113,378
International Paper Co.(a)	32,900	894,880
MeadWestvaco Corp.(a)	12,200	332,084
Weyerhaeuser Co.(a)	9,000	585,360

		1,952,865

Pharmaceuticals — 3.2%
Alkermes, Inc.*	7,000	83,160
Allergan, Inc.	19,000	1,071,410
Astellas Pharma, Inc. (Japan)	10,200	394,984
Biogen Idec, Inc.*	11,800	727,942
BioMarin Pharmaceutical, Inc.*(a)	2,200	77,814
Bristol-Meyers Squibb Co.	87,800	1,870,140
Cardinal Health, Inc.	10,200	535,602
Celgene Corp.*(a)	28,200	1,728,378
Cephalon, Inc.*	7,228	465,483
Chugai Pharmaceutical Co. Ltd. (Japan)	22,500	254,389
CSL Ltd. (Australia)	31,982	1,078,820
Genentech, Inc.*	10,100	819,918
Gilead Sciences, Inc.*	65,700	3,385,521
GlaxoSmithKline PLC (United Kingdom)	9,997	211,499
GlaxoSmithKline PLC, ADR (United Kingdom)(a)	20,849	884,623
Human Genome Sciences, Inc.*	10,800	63,612
Kobayashi Pharmaceutical Co. Ltd. (Japan)	6,900	265,811
Lilly, (Eli) & Co.	38,900	2,006,851
Medicines Co.*	4,200	84,840

Medicis Pharmaceutical Corp. (Class A Stock)	3,300	64,977
Merck & Co., Inc.	107,100	4,064,445
Merck KGaA (Germany)	5,300	653,244
Pfizer, Inc.	97,385	2,038,268
Roche Holding AG (Switzerland)	9,474	1,782,993
Rohto Pharmaceutical Co. Ltd. (Japan)	26,000	325,782
Sanofi-Aventis SA (France)	18,523	1,389,642
Schering-Plough Corp.	78,100	1,125,421
Sepracor, Inc.*	2,800	54,656
Valeant Pharmaceuticals International*	5,800	74,414
Warner Chilcott Ltd. (Class A Stock)*(a)	12,100	217,800
Wyeth	62,800	2,622,528

		30,424,967

Pipelines — 0.4%
Spectra Energy Corp.(a)	68,200	1,551,550
Williams Cos., Inc.	57,100	1,883,158

		3,434,708

Printing & Publishing — 0.1%
McGraw-Hill Cos., Inc. (The)	17,400	642,930
Nissha Printing Co. Ltd. (Japan)	9,600	470,947
Scholastic Corp.*(a)	3,300	99,891

		1,213,768

Real Estate — 0.4%
Atrium Co. Ltd. (Japan)	11,400	134,609
China Overseas Land & Investment Ltd. (Hong Kong)	354,000	653,176
Deutsche EuroShop AG (Germany)	18,770	787,652
Goldcrest Co. Ltd. (Japan)	8,310	187,575
Lennar Corp. (Class A Stock)(a)	71,500	1,344,915
Persimmon PLC (United Kingdom)	19,668	298,609
St. Joe Co. (The)(a)	3,100	133,083

		3,539,619

Real Estate Investment Trust — 0.7%
AMB Property Corp.(a)	3,300	179,586
Boston Properties, Inc.(a)	10,600	975,942
Camden Property Trust(a)	3,400	170,680
Duke Realty Corp.(a)	8,300	189,323
EastGroup Properties, Inc.	2,800	130,088
Equity Residential	29,300	1,215,657
LaSalle Hotel Properties(a)	8,500	244,205
Mirvac Group (Australia)	73,676	270,677
Potlatch Corp.	3,860	159,302
ProLogis(a)	14,800	871,128
Regency Centers Corp.(a)	4,300	278,468
Simon Property Group, Inc.(a)	19,200	1,783,872
SL Green Realty Corp.(a)	3,018	245,877
Weingarten Realty Investors(a)	5,900	203,196

		6,918,001

Restaurants — 0.5%
McDonald’s Corp.	52,000	2,900,040
Sonic Corp.*(a)	5,025	110,751
Yum! Brands, Inc.	36,400	1,354,444

		4,365,235

Retail & Merchandising — 2.7%
A.C. Moore Arts & Crafts, Inc.*	6,200	42,284
American Eagle Outfitters, Inc.	5,000	87,550
Bed Bath & Beyond, Inc.*(a)	66,400	1,958,800
Best Buy Co., Inc.	6,825	282,964
BJ’s Wholesale Club, Inc.*(a)	2,500	89,225
CarMax, Inc.*(a)	5,100	99,042
Casey’s General Stores, Inc.(a)	2,200	49,720
Costco Wholesale Corp.	19,800	1,286,406
CVS / Caremark Corp.	68,776	2,786,116
Dick’s Sporting Goods, Inc.*(a)	2,200	58,916
Dollar Tree, Inc.*	1,700	46,903
Drugstore.com, Inc.*	33,600	74,592
Esprit Holdings Ltd. (Hong Kong)	78,500	942,083
Harvey Norman Holdings Ltd. (Australia)	125,109	447,059
Hasbro, Inc.(a)	28,400	792,360
Hibbett Sports, Inc.*(a)	5,900	91,096
Home Depot, Inc. (The)(a)	88,900	2,486,533
Inditex SA (Spain)	12,565	698,067
J. Crew Group, Inc.*	1,700	75,089
Kohl’s Corp.*(a)	46,600	1,998,674
Lowe’s Cos., Inc.(a)	69,000	1,582,860
N Brown Group PLC (United Kingdom)	58,300	281,740
Pantry, Inc. (The)*(a)	2,500	52,700
PPR SA (France)	4,573	677,564
Ross Stores, Inc.	31,800	952,728
SUPERVALU, Inc.(a)	16,000	479,680
Target Corp.	14,000	709,520
Tween Brands, Inc.*	1,200	29,688
Wal-Mart Stores, Inc.	109,600	5,773,728
Walgreen Co.	20,000	761,800
Williams-Sonoma, Inc.(a)	2,500	60,600

		25,756,087

Schools
Apollo Group, Inc. (Class A Stock)*(a)	9,000	388,800
Corinthian Colleges, Inc.*	5,000	36,150

		424,950

Semiconductors — 1.4%
Advanced Micro Devices, Inc.*(a)	91,600	539,524
Applied Materials, Inc.(a)	114,700	2,237,797
ASML Holding NV (Netherlands)	27,475	675,792
Broadcom Corp. (Class A Stock)*	110,100	2,121,627
BTU International, Inc.*	7,500	69,000
Cymer, Inc.*(a)	3,300	85,932
Hamamatsu Photonics K.K. (Japan)	17,100	476,906
Intel Corp.(a)	72,700	1,539,786
Intersil Corp. (Class A Stock)(a)	7,500	192,525
Marvell Technology Group Ltd. (Bermuda)*(a)	172,700	1,878,976
Maxim Integrated Products, Inc.	47,000	958,330
MEMC Electronic Materials, Inc.*	3,600	255,240
National Semiconductor Corp.	24,800	454,336
Semtech Corp.*	6,600	94,578
Varian Semiconductor Equipment Associates, Inc.*(a)	3,900	109,785
Virage Logic Corp.*	13,300	76,608
Xilinx, Inc.(a)	81,200	1,928,500
Zoran Corp.*(a)	7,412	101,248

		13,796,490

Telecommunications — 4.0%
Alcatel-Lucent (Class A Stock) (France)	46,237	264,249
Alcatel-Lucent, ADR (France)(a)	177,400	1,021,824
America Movil SAB de CV (Class L Stock), ADR (Mexico)(a)	12,000	764,280
American Tower Corp. (Class A Stock)*	49,935	1,957,951
AT&T, Inc.	281,817	10,793,591
Corning, Inc.	118,500	2,848,740
Crown Castle International Corp.*(a)	39,200	1,352,008
Finisar Corp.*	26,200	33,536
France Telecom SA (France)	22,646	761,529
Hutchison Telecommunications International Ltd. (Hong Kong)	357,000	509,171
Ixia*(a)	12,500	97,000
JDS Uniphase Corp.*	43,700	585,143
KDDI Corp. (Japan)	92	562,079
Leap Wireless International, Inc.*	1,700	79,220
MetroPCS Communications, Inc.*(a)	61,800	1,050,600
Motorola, Inc.	45,500	423,150
NII Holdings, Inc.*	11,300	359,114
Nokia Corp. (Class A Stock), ADR (Norway)	4,700	149,601
Nokia Oyj (Finland)	53,617	1,696,349
NTELOS Holdings Corp.	6,800	164,560
Ordina NV (Netherlands)	33,012	540,984
Prysmian SpA (Italy)	24,179	516,095
QUALCOMM, Inc.	80,600	3,304,600
Quanta Services, Inc.*(a)	8,100	187,677
Sprint Nextel Corp.	171,000	1,143,990
StarHub Ltd. (Singapore)	224,350	495,495
Telefonica SA (Spain)	87,128	2,503,480
Telenor ASA (Norway)*	51,800	991,782
Telestra Corp. Ltd. (Australia)	119,920	482,218
Television Broadcasts Ltd. (Hong Kong)	64,000	342,917
Vodafone Group PLC, ADR (United Kingdom)	65,192	1,923,816

		37,906,749

Tobacco — 0.3%
Philip Morris International, Inc.*	63,300	3,201,714

Transportation — 0.7%
Arriva PLC (United Kingdom)	26,823	365,185
Canadian National Railway Co. (Canada)(a)	15,100	729,632
Cargotec Corp. (Class B Stock) (Finland)	11,361	557,638
Central Japan Railway Co. (Japan)	61	630,317
Expeditors International Washington, Inc.(a)	30,500	1,377,990
Knight Transportation, Inc.(a)	6,700	110,282
Nippon Yusen Kabushiki (Japan)	57,000	535,233
Norfolk Southern Corp.	8,600	467,152
Union Pacific Corp.	10,500	1,316,490
UTi Worldwide, Inc. (British Virgin Islands)	7,900	158,632
Yusen Air & Sea Services, Co. (Japan)	8,900	120,178

		6,368,729

Utilities — 2.1%
AES Corp. (The)*(a)	95,200	1,586,984
Alliant Energy Corp.	3,400	119,034
Centerpoint Energy, Inc.(a)	40,700	580,789
Constellation Energy Group, Inc.(a)	14,700	1,297,569
Dynegy, Inc.*	144,500	1,140,105
E.ON AG (Germany)	14,016	2,594,711
EDF Energies Nouvelles SA (France)	7,200	440,928
Edison International	3,200	156,864
Enel SpA (Italy)	95,127	1,009,225
Energy East Corp.(a)	6,800	164,016
Entergy Corp.	13,100	1,428,948
Exelon Corp.	21,000	1,706,670
FirstEnergy Corp.	13,600	933,232
Great Plains Energy, Inc.(a)	6,700	165,155
Mirant Corp.*(a)	5,300	192,867
NiSource, Inc.(a)	7,900	136,196
NRG Energy, Inc.*(a)	36,800	1,434,832
OGE Energy Corp.	4,200	130,914
PG&E Corp.	8,400	309,288
PPL Corp.(a)	25,200	1,157,184
Public Service Enterprise Group, Inc.(a)	28,800	1,157,472
Reliant Energy, Inc.*(a)	20,700	489,555
SembCorp Industries Ltd. (Singapore)	225,911	667,992
Southwest Gas Corp.(a)	5,800	162,168
Sumco Corp. (Japan)	18,800	410,213
Teco Energy, Inc.(a)	49,500	789,525

		20,362,436

TOTAL COMMON STOCKS (cost $627,444,101)		606,679,197

PREFERRED STOCK
U.S. Government Agency Obligation
Federal National Mortgage Assoc., 8.25% (cost $213,750)	8,550	205,628

	Units

WARRANTS *
Clothing & Apparel
Anvil Holdings, Inc. (Class A Stock), expiring on 02/05/12(g)	1,395	697
Anvil Holdings, Inc. (Class B Stock), expiring on 02/05/12(g)	1,550	233

TOTAL WARRANTS (cost $0)		930

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 12.1%
Federal Home Loan Mortgage Corp.
4.50%	04/01/19-04/01/35	$623		603,626
4.699%(c)	02/01/35	280		283,361
4.747%(c)	07/01/35	64		64,525
5.00%	12/01/08-08/01/35	1,638		1,638,818
5.055%(c)	11/01/35	160		163,130
5.066%(c)	03/01/36	235		239,154
5.145%(c)	01/01/36	555		565,004
5.346%(c)	02/01/37	958		977,053
5.355%(c)	04/01/37	2,066		2,106,044
5.38%(c)	02/01/37	266		271,033
5.388%(c)	01/01/36	80		80,894
5.462%(c)	02/01/37	839		857,660
5.50%	12/01/18-12/01/33	1,088		1,110,100
5.516%	06/01/37	1,075		1,092,523
5.924%(c)	02/01/37	641		652,879
5.926%(c)	01/01/37	176		179,570
5.98%(c)	12/01/36	561		568,923
6.00%	10/01/09-12/01/33	2,717		2,793,761
6.003%(c)	11/01/36	281		285,156
6.038%(c)	10/01/36	257		262,584
6.127%(c)	10/01/36	263		268,881
6.22%(c)	08/01/36	530		536,534
7.00%	11/01/30-06/01/32	39		41,959
7.193%(c)	09/01/32	9		9,317
Federal National Mortgage Assoc.
4.50%	01/01/19-11/01/37	7,545		7,415,905
4.584%(c)	07/01/35	235		237,368
4.785%(c)	11/01/35	182		183,196
5.00%	03/01/18-03/01/36	16,687		16,688,777
5.00%	TBA	875		883,203
5.00%	TBA	1,300		1,286,594
5.165%(c)	09/01/35	3,467		3,531,916
5.319%(c)	12/01/35	143		144,950
5.343%(c)	12/01/35	166		167,889
5.45%(c)	09/01/37	457		467,532
5.50%	01/01/17-11/01/37	32,687		33,195,518
5.50%	TBA	1,600		1,615,000
5.533%(c)	12/01/35	246		249,558
5.54%(c)	01/01/37	491		503,353
5.541%(c)	07/01/36	536		546,652
5.697%(c)	12/01/35	65		66,066
5.797%(c)	09/01/37	500		506,959
5.80%	11/01/37	954		968,439
5.984%(c)	09/01/36	159		161,671
5.989%(c)	08/01/36	304		313,742
6.00%	04/01/21-02/01/38	14,297		14,675,847
6.039%(c)	12/01/36	244		249,174
6.50%	07/01/32-12/01/37	13,148		13,632,266
6.50%	TBA	875		906,172
7.00%	01/01/31-04/01/37	264		277,151
Government National Mortgage Assoc.
5.00%	07/15/33-03/20/34	1,107		1,105,438
5.50%	10/20/32-11/15/34	429		438,450
6.00%	05/15/26-01/20/33	43		44,453
6.50%	09/20/32-12/20/33	52		53,924
7.00%	03/15/13-12/15/13	113		116,855
8.00%	12/15/16-07/15/23	19		20,968
8.50%	06/15/16-10/15/26	41		45,455
9.50%	03/15/19	2		1,768
12.00%	09/15/13	—	(r)	63

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (cost $114,257,178)				116,354,761

		Moody’s Ratings†

CORPORATE OBLIGATIONS — 9.4%

Advertising — 0.1%
Affinity Group, Inc.,
Gtd. Notes
9.00%	02/15/12	Caa1	50	46,188
Lamar Media Corp., Sr. Unsec’d. Notes
6.625%	08/15/15	Ba3	500	440,000
RH Donnelley Corp.,
Sr. Disc. Notes
6.875%	01/15/13	B3	50	30,500
Sr. Unsec’d. Notes, 144A(a)
8.875%	10/15/17	B3	175	109,375

				626,063

Aerospace — 0.1%
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
4.121%	03/14/13	Baa1	210	210,302
United Technologies Corp.,
Sr. Unsec’d. Notes
5.375%	12/15/17	A2	470	482,177
5.40%	05/01/35	A2	80	75,643

				768,122

Automobile Manufacturers — 0.2%
DaimlerChrysler NA Holding Corp.,
Gtd. Notes
3.562%(c)	08/03/09	A3	435	428,239
6.50%	11/15/13(a)	A3	735	774,755
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
5.80%	01/12/09	B1	260	247,698
7.163%(c)	04/15/12	B1	400	375,861
General Motors Corp.,
Sr. Unsec’d. Notes
7.20%	01/15/11(a)	Caa1	200	167,000
7.70%	04/15/16	Caa1	300	219,000

				2,212,553

Automotive Parts — 0.1%
Commercial Vehicle Group, Inc.,
Gtd. Notes
8.00%	07/01/13	B2	75	61,500
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
8.625%	12/01/11	Ba3	325	340,844
Tenneco Automotive, Inc.,
Gtd. Notes(a)
8.625%	11/15/14	B3	250	245,625

				647,969

Beverages
Anheuser-Busch Cos., Inc.,
Sr. Unsec’d. Notes
5.50%	01/15/18	A2	50	51,672
SABMiller PLC,
Notes, 144A (United Kingdom)(g)
6.20%	07/01/11	Baa1	210	223,255

				274,927

Biotechnology
Genentech, Inc.,
Sr. Notes
4.75%	07/15/15	A1	165	165,751

Broadcasting
Cox Communications, Inc.,
Unsec’d. Notes
7.125%	10/01/12	Baa3	140	148,266
Fisher Communications, Inc.,
Gtd. Notes
8.625%	09/15/14	B2	25	25,250
Sinclair Broadcasting Group, Inc.,
Gtd. Notes
8.00%	03/15/12	Ba3	221	223,210

				396,726

Building Materials — 0.1%
CRH America, Inc.,
Gtd. Notes
6.00%	09/30/16	Baa1	230	218,843
Gibraltar Industries, Inc.,
Gtd. Notes
8.00%	12/01/15	B2	150	121,500
Lafarge SA,
Sr. Unsec’d. Notes (France)
6.15%	07/15/11	Baa2	155	158,122
Owens Corning, Inc.,
Gtd. Notes
6.50%	12/01/16	Ba1	110	91,191

				589,656

Cable Television — 0.2%
AT&T Broadband Corp.,
Gtd. Notes
8.375%	03/15/13	Baa2	205	227,720
Comcast Corp.,
Gtd. Notes
5.875%	02/15/18	Baa2	910	886,374
6.95%	08/15/37	Baa2	152	152,305
CSC Holdings, Inc.,
Sr. Unsec’d. Notes
7.25%	07/15/08	B1	400	400,000
EchoStar DBS Corp.,
Gtd. Notes
6.625%	10/01/14	Ba3	50	45,500
Rogers Cable, Inc.,
Gtd. Notes (Canada)
5.50%	03/15/14	Baa3	165	155,716
Time Warner Cable, Inc.,
Gtd. Notes
5.40%	07/02/12	Baa2	430	422,489

				2,290,104

Chemicals — 0.2%
Air Products & Chemicals, Inc.,
Sr. Unsec’d. Notes
4.15%	02/01/13	A2	435	435,548
DuPont, (E.I.) de Nemours & Co.,
Sr. Unsec’d. Notes
5.60%	12/15/36	A2	225	211,267
Hercules, Inc.,
Gtd. Notes
6.75%	10/15/29	Ba1	75	70,500
INVISTA,
Sr. Unsec’d. Notes, 144A
9.25%	05/01/12	Ba3	400	409,000
Nalco Co.,
Gtd. Notes
7.75%	11/15/11	B1	300	303,750

				1,430,065

Clothing & Apparel
Dyersburg Corp.,
Gtd. Notes(g)(i)
9.75%	09/01/17	NR	175	—

Computer Services & Software — 0.1%
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
5.25%	02/22/11	A1	190	198,338
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
4.50%	03/01/13	A2	265	268,839
Oracle Corp.,
Sr. Unsec’d. Notes
5.00%	01/15/11	A2	225	230,817

				697,994

Construction
D.R. Horton, Inc.,
Gtd. Notes
6.50%	04/15/16	Ba1	165	146,850

Pulte Homes, Inc.,
Gtd. Notes
5.20%	02/15/15	Ba1	205	174,250

				321,100

Consumer Products & Services — 0.1%
Aramark Corp.,
Gtd. Notes
6.739%(c)	02/01/15	B3	250	220,625
Fortune Brands, Inc.,
Sr. Unsec’d. Notes
5.125%	01/15/11	Baa2	125	125,145
Jostens IH Corp.,
Gtd. Notes
7.625%	10/01/12	B1	50	48,625
Procter & Gamble Co.,
Sr. Unsec’d. Notes
4.95%	08/15/14	Aa3	375	392,401

				786,796

Containers & Packaging
AEP Industries, Inc.,
Sr. Unsub. Notes
7.875%	03/15/13	B1	50	45,500
BWAY Corp.,
Gtd. Notes
10.00%	10/15/10	B3	50	48,125
Jefferson Smurfit Corp.,
Sr. Unsec’d. Notes
8.25%	10/01/12	B3	25	22,531
Sealed Air Corp.,
Sr. Unsec’d. Notes, 144A(g)
5.375%	04/15/08	Baa3	145	145,085
Silgan Holdings, Inc.,
Sr. Sub. Notes
6.75%	11/15/13	B1	25	23,375

				284,616

Diversified Operations — 0.2%
3M Co.,
Sr. Unsec’d. Notes, MTN
5.70%	03/15/37	Aa1	205	202,700
Bombardier, Inc., (Canada)
Sr. Unsec’d. Notes, 144A
6.30%	05/01/14	Ba2	500	475,000
Unsec’d. Notes, 144A
6.75%	05/01/12	Ba2	200	198,000
Cooper US, Inc.,
Gtd. Notes
6.10%	07/01/17	A3	270	284,994
General Electric Co.,
Sr. Unsec’d. Notes
5.25%	12/06/17	Aaa	400	399,448
Honeywell International, Inc.,
Sr. Unsec’d. Notes
5.30%	03/01/18	A2	310	317,670
Trinity Industries, Inc.,
Sr. Unsub. Notes
6.50%	03/15/14	Baa3	300	291,000

				2,168,812

Electric — 0.2%
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.00%	05/15/35	Baa2	190	168,441
NRG Energy, Inc.,
Gtd. Notes
7.25%	02/01/14	B1	150	148,125
7.375%	02/01/16	B1	250	245,000
Orion Power Holdings, Inc.,
Sr. Unsec’d. Notes
12.00%	05/01/10	B2	75	81,938
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
4.80%	03/01/14	A3	115	115,996
6.35%	02/15/38	A3	280	283,626
Sierra Pacific Resources,
Sr. Unsec’d. Notes(g)
7.803%	06/15/12	Ba3	100	104,999
Southern California Edison Co.,
First Refinance Mortgage
4.65%	04/01/15	A2	135	133,808
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.50%	12/15/10	Baa1	210	215,487
6.00%	05/15/37	Baa1	575	560,825

				2,058,245

Electronic Components & Equipment
Avnet, Inc.,
Sr. Unsec’d. Notes
5.875%	03/15/14	Baa3	295	305,124
STATS ChipPAC Ltd.,
Gtd. Notes
6.75%	11/15/11	Ba1	25	25,250

				330,374

Entertainment & Leisure — 0.1%
Speedway Motorsports, Inc.,
Sr. Sub. Notes
6.75%	06/01/13	Ba2	50	48,750
Time Warner Entertainment Co. LP,
Sr. Unsec’d. Notes
7.25%	09/01/08	Baa2	250	252,883
Time Warner, Inc.,
Gtd. Notes
5.50%	11/15/11	Baa2	130	129,077

				430,710

Environmental Control — 0.1%
Allied Waste North America, Inc.,
Sr. Sec’d. Notes
6.875%	06/01/17	B1	500	490,000
Casella Waste Systems, Inc.,
Gtd. Notes
9.75%	02/01/13	B3	100	97,750
Waste Management, Inc.,
Gtd. Notes
6.10%	03/15/18	Baa3	465	466,681

				1,054,431

Farming & Agriculture
Bunge NA Finance LP,
Gtd. Notes
5.90%	04/01/17	Baa2	290	291,403

Financial - Bank & Trust — 0.6%
BAC Capital Trust VI,
Bank Gtd. Notes
5.625%	03/08/35	Aa2	380	329,265
Bank of America Corp.,
Sub. Notes
5.75%	08/15/16	Aa2	165	168,306
Sr. Unsec’d. Notes(a)

6.00%	09/01/17	Aa1	970	1,019,831
BB&T Capital Trust II,
Bank Gtd. Notes
6.75%	06/07/36	A1	170	147,455
Capital One IV,
Gtd. Notes
6.745%(c)	02/17/37	Baa1	365	260,630
Fannie Mae,
Notes
4.375%	10/15/15	Aaa	725	749,671
Fifth Third Bancorp,
Sub. Notes
8.25%	03/01/38	A1	215	219,080
Freddie Mac,
Notes
6.00%	06/15/11	Aaa	1,000	1,097,787
HSBC Holdings PLC,
Sub. Notes (United Kingdom)
6.50%	05/02/36	Aa3	100	96,741
International Lease Finance Corp.,
Sr. Unsec’d. Notes, MTN
5.30%	05/01/12	A1	250	245,811
5.45%	03/24/11	A1	650	649,388
International Nederland Bank NV,
Sub. Notes, 144A (Netherlands)(g)
5.125%	05/01/15	Aa2	250	251,172
Kinder Morgan Finance Co.,
Gtd. Notes(a)
5.70%	01/05/16	Ba1	190	180,025
Northern Trust Co. (The),
Sub. Notes
4.60%	02/01/13	A1	115	118,206
Sr. Unsec’d. Notes
5.30%	08/29/11	A1	114	121,199
PNC Funding Corp.,
Bank Gtd. Notes
5.625%	02/01/17	A2	165	157,208
Sovereign Capital Trust VI,
Bank Gtd. Notes
7.908%	06/13/36	Baa1	140	113,834
Wells Fargo & Co.,
Sr. Unsec’d. Notes
4.875%	01/12/11	Aa1	190	193,297

				6,118,906

Financial Services — 1.8%
American Express Co.,
Sr. Unsec’d. Notes
5.25%	09/12/11	A1	175	175,776
American General Finance Corp.,
Gtd. Notes, 144A(g)
6.00%(c)	01/15/47	A3	100	82,405
Sr. Unsec’d. Notes, MTN
5.40%	12/01/15	A1	230	209,387
Arch Western Finance LLC,
Sr. Sec’d. Notes
6.75%	07/01/13	B1	50	49,875
Bank of New York Mellon Corp. (The)
Sr. Unsec’d. Notes, MTN
4.50%	04/01/13	Aa2	315	317,234
Bank One Corp.,
Sub. Notes
5.25%	01/30/13	Aa3	635	648,000
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
4.25%	02/08/13	A2	300	299,614
5.85%	09/01/17	A2	195	201,811
CIT Group, Inc.,
Sr. Unsec’d. Notes
7.625%	11/30/12	A3	226	187,836
Citigroup, Inc.,
Sr. Unsec’d. Notes
5.50%	08/27/12	Aa3	620	623,520
5.85%	07/02/13	Aa3	620	629,069
Sub. Notes
5.00%	09/15/14	A1	615	579,592
Compton Petroleum Finance Corp.,
Gtd. Notes
7.625%	12/01/13	B2	500	478,750
Couche-Tard Corp.,
Sr. Sub. Notes
7.50%	12/15/13	Ba2	50	49,875
Countrywide Home Loans, Inc.,
Gtd. Notes, MTN
4.125%	09/15/09	Baa3	425	382,912
Credit Agricole SA,
Jr. Sub. Notes, 144A (France)(g)
6.637%(c)	05/29/49	Aa3	225	174,294
Credit Suisse Guernsey Ltd.,
Jr. Sub. Notes
5.86%(c)	12/29/49	Aa3	210	177,897
Credit Suisse USA, Inc.,
Gtd. Notes
5.50%	08/16/11	Aa1	135	139,808
ERAC USA Finance Co.,
Bonds, 144A(g)
5.60%	05/01/15	Baa2	185	165,020
First Data Corp.,
Gtd. Notes, 144A(a)
9.875%	09/24/15	B3	225	185,062
Franklin Resources, Inc.,
Sr. Unsec’d. Notes
3.70%	04/15/08	A1	55	55,023
General Electric Capital Corp.,
Sr. Unsec’d. Notes, MTN
5.25%	10/19/12(a)	Aaa	670	696,211
5.625%	09/15/17(a)	Aaa	335	342,792
6.00%	06/15/12	Aaa	1,740	1,855,188
Goldman Sachs Group, Inc., (The),
Gtd. Notes
6.345%	02/15/34	A1	183	158,459
Sr. Unsec’d. Notes
6.15%	04/01/18	Aa3	855	853,731
Sub. Notes
6.75%	10/01/37	A1	810	753,570
Hawker Beechcraft Acquisition LLC,
Sr. Unsec’d. Notes
8.50%	04/01/15	B3	600	616,500
HBOS PLC, (United Kingdom)(g)
Sub. Notes, 144A
5.92%(c)	09/29/49	A1	400	294,271
6.00%	11/01/33	Aa3	170	146,595
Jefferies Group, Inc.,
Debs.
5.875%	06/08/14	Baa1	126	125,216
Sr. Unsec’d. Notes
6.25%	01/15/36	Baa1	150	113,566
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
4.95%	12/17/12	A2	610	631,872

5.50%	04/13/17	A2	185	189,861
JPMorgan Chase & Co.,
Sr. Notes
6.00%	01/15/18	Aa2	865	902,040
JPMorgan Chase Bank NA,
Sub. Notes
5.875%	06/13/16	Aa1	250	256,094
JPMorgan Chase Capital XXII,
Gtd. Notes
6.45%	02/02/37	Aa3	160	138,050
Lehman Brothers Holdings, Inc.,
Sub. Notes, MTN(a)
6.75%	12/28/17	A2	155	149,004
Lloyds TSB Group PLC,
Sr. Unsec’d. Notes, 144A (United Kingdom)(g)
6.267%(c)	02/15/37	Aa3	210	161,066
Mangrove Bay Pass-Through Trust,
Notes, 144A(g)
6.102%(c)	07/15/33	Baa3	100	73,634
MBNA America Bank NA,
Notes
4.625%	08/03/09	Aaa	190	192,507
Sub. Notes
7.125%	11/15/12	Aa1	80	88,691
Merrill Lynch & Co., Inc.,
Notes(a)
5.45%	02/05/13	A1	285	280,400
Mizuho Capital Investment 1 Ltd.,
Sub. Notes, 144A(g)
6.686%(c)	12/31/49	A2	66	55,903
Morgan Stanley,
Sr. Unsec’d. Notes, MTN
6.625%	04/01/18	Aa3	815	815,287
MUFG Capital Finance 1 Ltd.,
Bank Gtd. Notes (Cayman Islands)
6.346%(c)	07/29/49	A2	100	81,490
Nuveen Investments, Inc.,
Sr. Notes, 144A
10.50%	11/15/15	B3	150	129,375
Sr. Unsec’d. Notes
5.50%	09/15/15	B3	150	97,500
Principal Financial Group, Inc.,
Gtd. Notes
6.05%	10/15/36	A2	120	107,620
SLM Corp.,
Sr. Unsec’d. Notes
5.43%(c)	04/01/09	Baa2	155	148,025
Smurfit Kappa Funding PLC,
Sr. Sub. Notes
7.75%	04/01/15	B2	50	43,750
Swedish Export Credit,
Bonds (Sweden)
5.125%	03/01/17	Aa1	345	368,770
U.S. Bancorp,
Notes, MTN
4.50%	07/29/10	Aa2	275	285,527
Verizon Global Funding Corp.,
Sr. Unsec’d. Notes
7.75%	12/01/30	A3	250	271,626
Wells Fargo Bank NA,
Sub. Notes
4.75%	02/09/15	Aa1	250	243,793
Xstrata Finance Canada Ltd.,
Gtd. Notes, 144A (Canada)(g)
5.50%	11/15/11	Baa2	165	169,293

				17,650,037

Food — 0.1%
B&G Foods Holding Corp.,
Gtd. Notes
8.00%	10/01/11	B2	125	120,938
Kellogg Co.,
Sr. Unsec’d. Notes
4.25%	03/06/13	A3	465	463,556
Kroger Co. (The),
Gtd. Notes
8.05%	02/01/10	Baa2	180	191,952
SYSCO Corp.,
Sr. Unsec’d. Notes
5.25%	02/12/18	A1	150	153,483
Wrigley, (Wm., Jr.) Co.,
Sr. Unsec’d. Notes
4.65%	07/15/15	A1	75	75,574

				1,005,503

Healthcare Services — 0.2%
Bausch & Lomb, Inc.,
Sr. Unsec’d. Notes, 144A
9.875%	11/01/15	Caa1	450	457,875
Community Health Systems, Inc.,
Gtd. Notes(a)
8.875%	07/15/15	B3	450	451,687
HCA, Inc.,
Sr. Sec’d. Notes
9.25%	11/15/16	B2	600	622,500
Highmark, Inc.,
Notes, 144A(g)
6.80%	08/15/13	Baa2	145	165,979
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
5.375%	03/15/16	Baa1	350	331,826
Vanguard Health Holdings Co. II LLC,
Gtd. Notes
9.00%	10/01/14	Caa1	50	48,125
WellPoint, Inc.,
Sr. Unsec’d. Notes
5.00%	01/15/11	Baa1	195	196,816

				2,274,808

Hotels & Motels — 0.1%
Harrahs Operating Co., Inc.,
Gtd. Notes
5.50%	07/01/10	Caa1	100	87,500
Hospitality Properties Trust,
Sr. Unsec’d. Notes
5.625%	03/15/17	Baa2	130	104,255
MGM Mirage, Inc.,
Gtd. Notes
8.50%	09/15/10	Ba2	100	103,750
Wynn Las Vegas LLC,
First Mortgage
6.625%	12/01/14	Ba2	350	336,875

				632,380

Industrial Products — 0.1%
Enbridge, Inc.,
Sr. Unsec’d. Notes
5.60%	04/01/17	Baa1	185	185,907

Praxair, Inc.,
Sr. Unsec’d. Notes
4.625%	03/30/15	A2	625	631,518

				817,425

Information Technology Services
Dun & Bradstreet Corp.,
Sr. Unsec’d. Notes
5.50%	03/15/11	A-(d)	100	103,984

Insurance — 0.3%
ACE INA Holdings, Inc.,
Gtd. Notes
5.70%	02/15/17	A3	165	164,276
5.875%	06/15/14	A3	155	160,123
Fund American Cos., Inc.,
Gtd. Notes
5.875%	05/15/13	Baa2	195	203,268
Genworth Financial, Inc.,
Jr. Sub. Notes
6.15%(c)	11/15/46	A3	78	65,146
Sr. Unsec’d. Notes
5.75%	06/15/14	A2	467	465,133
Hartford Financial Services Group, Inc.,
Sr. Unsec’d. Notes
5.375%	03/15/17	A2	215	208,349
MetLife, Inc.,
Sr. Unsec’d. Notes
6.125%	12/01/11	A2	200	214,597
Nationwide Mutual Insurance Co.,
Bonds, 144A(g)
6.60%	04/15/34	A2	105	91,150
NLV Financial Corp.,
Sr. Notes, 144A(g)
7.50%	08/15/33	Baa2	120	130,573
Principal Life Global Funding I,
Sr. Sec’d. Notes, 144A(g)
5.125%	10/15/13	Aa2	185	194,218
Security Benefit Life Insurance Co.,
Notes, 144A(g)
7.45%	10/01/33	Baa2	80	72,970
Sun Life Financial Global Funding LP,
Notes, 144A(g)
5.08% (c)	10/06/13	Aa3	190	190,416
Torchmark Corp.,
Sr. Unsec’d. Notes
6.375%	06/15/16	Baa1	125	134,003
Transatlantic Holdings, Inc.,
Sr. Unsec’d. Notes
5.75%	12/14/15	A2	150	156,666
Willis North America, Inc.,
Gtd. Notes
6.20%	03/28/17	Baa2	125	124,743

				2,575,631

Machinery & Equipment
Dresser-Rand Group, Inc.,
Gtd. Notes
7.375%	11/01/14	B1	22	21,560

Media — 0.3%
British Sky Broadcasting Group PLC,
Gtd. Notes, 144A (United Kingdom)(g)
6.10%	02/15/18	Baa2	480	478,903
Historic TW, Inc.,
Gtd. Notes
6.875%	06/15/18	Baa2	505	506,580
Idearc, Inc.,
Gtd. Notes
8.00%	11/15/16	B3	75	48,562
News America, Inc.,
Gtd. Notes
6.15%	03/01/37	Baa2	450	425,084
6.40%	12/15/35	Baa2	200	194,104
Sr. Unsec’d. Notes, 144A(g)
6.65%	11/15/37	Baa2	450	453,820
Viacom, Inc.,
Sr. Unsec’d. Notes
6.125%	10/05/17	Baa3	105	102,385
6.25%	04/30/16	Baa3	200	194,686

				2,404,124

Medical Supplies & Equipment — 0.2%
DaVita, Inc.,
Gtd. Notes
6.625%	03/15/13	B1	500	485,000
Eli Lilly & Co.,
Sr. Unsec’d. Notes
5.55%	03/15/37	Aa3	535	514,186
Medtronic, Inc.,
Sr. Unsec’d. Notes
4.75%	09/15/15	A1	445	435,891

				1,435,077

Metals & Mining — 0.2%
BHP Bilton Finance Ltd.,
Gtd. Notes
5.40%	03/29/17	A1	172	167,469
Freeport-McMoRan Copper & Gold, Inc.,
Sr. Unsec’d. Notes
8.375%	04/01/17	Ba2	500	530,625
Hawk Corp.,
Sr. Notes(g)
8.75%	11/01/14	B3	50	50,750
Placer Dome, Inc.,
Unsub. Notes (Canada)
6.45%	10/15/35	Baa1	290	279,419
Russel Metals, Inc.,
Gtd. Notes (Canada)
6.375%	03/01/14	Ba2	75	69,375
Vale Overseas Ltd.,
Gtd. Notes
6.25%	01/23/17	Baa3	280	278,846
Valmont Industries, Inc.,
Gtd. Notes
6.875%	05/01/14	Ba2	25	24,625

				1,401,109

Office Equipment — 0.1%
Xerox Corp.,
Sr. Unsec’d. Notes
5.50%	05/15/12	Baa2	80	80,674
6.75%	02/01/17	Baa2	400	422,247

				502,921

Oil & Gas — 0.9%
Amerada Hess Corp.,
Sr. Unsec’d. Notes
7.875%	10/01/29	Baa3	235	278,884
Atmos Energy Corp.,
Sr. Unsub. Notes
4.00%	10/15/09	Baa3	210	208,992

Baker Hughes, Inc.,
Sr. Unsec’d. Notes
6.875%	01/15/29	A2	200	221,620
Boardwalk Pipelines LLC,
Sr. Unsec’d. Notes
5.50%	02/01/17	Baa2	55	53,942
Canadian Natural Resources Ltd.,
Unsec’d. Notes (Canada)
6.25%	03/15/38	Baa2	250	239,790
Chesapeake Energy Corp.,
Gtd. Notes
6.50%	08/15/17	Ba3	425	410,125
ConocoPhillips,
Gtd. Notes
5.90%	10/15/32	A1	163	166,622
Denbury Resources, Inc.,
Gtd. Notes
7.50%	04/01/13	B1	75	76,688
7.50%	12/15/15	B1	25	25,563
Devon Financing Corp. ULC,
Gtd. Notes
6.875%	09/30/11	Baa1	284	309,981
7.875%	09/30/31	Baa1	120	147,447
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
4.875%	07/01/15	Baa1	150	148,413
5.15%	09/01/14	Baa1	125	126,484
EnCana Corp., (Canada)
Sr. Unsec’d. Notes
6.50%	08/15/34	Baa2	250	252,088
Unsub. Notes
5.90%	12/01/17	Baa2	625	640,664
Enterprise Products Operating LP,
Gtd. Notes
4.95%	06/01/10	Baa3	225	229,559
6.30%	09/15/17	Baa3	130	130,637
EOG Resources, Inc.,
Sr. Unsec’d. Notes
5.875%	09/15/17	A3	170	178,218
Ferrellgas Partners LP,
Sr. Notes
8.75%	06/15/12	B2	25	25,406
Forest Oil Corp.,
Gtd. Notes
8.00%	12/15/11	B1	25	26,063
Halliburton Co.,
Sr. Unsec’d. Notes
5.50%	10/15/10	A2	410	431,678
Marathon Oil Corp.,
Sr. Unsec’d. Notes
5.90%	03/15/18	Baa1	390	392,028
6.00%	10/01/17	Baa1	260	263,754
6.60%	10/01/37	Baa1	100	99,357
MidAmerican Energy Holdings Co.,
Sr. Unsec’d. Notes
6.125%	04/01/36	Baa1	125	120,817
Nabors Industries, Inc.,
Gtd. Notes, 144A(g)
6.15%	02/15/18	A3	120	122,842
National Gas Co. of Trinidad and Tobago Ltd.,
Notes, 144A (Trinidad)(g)
6.05%	01/15/36	A3	100	93,592
Panhandle Eastern Pipe Line Co.,
Sr. Notes
4.80%	08/15/08	Baa3	70	70,087
Pemex Project Funding Master Trust,
Gtd. Notes
5.75%	03/01/18	Baa1	315	321,420
Gtd. Notes, 144A(g)
4.10%(c)	06/15/10	Baa1	190	188,955
Petrobras International Finance Co.,
Gtd. Notes
5.875%	03/01/18	Baa1	290	279,138
Praxair, Inc.,
Sr. Unsec’d. Notes
5.20%	03/15/17	A2	175	177,891
Public Service Electric and Gas Co.,
Sec’d. Notes, MTN
5.70%	12/01/36	A3	225	214,821
Range Resources Corp.,
Gtd. Notes
6.375%	03/15/15	Ba3	500	490,000
7.50%	10/01/17	Ba3	500	512,500
Southern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A(g)
5.90%	04/01/17	Baa3	62	60,607
Sunoco, Inc.,
Sr. Unsec’d. Notes
5.75%	01/15/17	Baa2	150	148,157
Transocean, Inc.,
Sr. Unsec’d. Notes
5.25%	03/15/13	Baa2	145	148,174
Valero Energy Corp.,
Sr. Unsec’d. Notes
6.125%	06/15/17	Baa3	445	449,390
XTO Energy, Inc.,
Sr. Unsec’d. Notes
5.65%	04/01/16	Baa2	190	194,909
6.75%	08/01/37	Baa2	105	112,302

				8,789,605

Paper & Forest Products — 0.1%
Boise Cascade LLC,
Gtd. Notes
7.125%	10/15/14	B2	100	93,250
Celulosa Arauco y Constitucion SA,
Sr. Unsec’d. Notes (Chile)
5.125%	07/09/13	Baa2	160	159,965
Georgia-Pacific Corp.,
Gtd. Notes, 144A
7.125%	01/15/17	Ba3	400	370,000

				623,215

Pharmaceuticals — 0.1%
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
4.999% (c)	10/02/09	Baa2	140	136,289
Teva Pharmaceutical Finance LLC,
Gtd. Notes
5.55%	02/01/16	Baa2	455	458,118
Wyeth,
Sr. Unsec’d. Notes
5.95%	04/01/37	A3	180	175,870

				770,277

Pipelines — 0.1%
Buckeye Partners LP,
Sr. Unsec’d. Notes
6.05%	01/15/18	Baa2	145	148,095
Dynegy Holdings, Inc.,
Sr. Unsec’d. Notes
7.50%	06/01/15	B2	500	468,750

El Paso Natural Gas Co.,
Sr. Unsec’d. Notes
5.95%	04/15/17	Baa3	62	60,813
Williams Cos., Inc.,
Sr. Unsec’d. Notes
8.75%	03/15/32	Baa3	25	28,875

				706,533

Printing & Publishing
CanWest Media, Inc.,
Gtd. Notes (Canada)
8.00%	09/15/12	B3	137	130,622
Sun Media Corp.,
Gtd. Notes (Canada)
7.625%	02/15/13	Ba2	50	47,250

				177,872

Railroads
Canadian National Railway Co.,
Sr. Unsec’d. Notes (Canada)
6.25%	08/01/34	A3	130	126,184

Real Estate
Lennar Corp. Series B,
Gtd. Notes
5.60%	05/31/15	Ba1	305	225,700

Real Estate Investment Trust — 0.2%
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes, MTN
6.125%	11/01/12	Baa1	125	124,796
Centex Corp.,
Sr. Unsec’d. Notes
5.45%	08/15/12	Ba1	200	169,000
ERP Operating LP,
Sr. Unsec’d. Notes
5.25%	09/15/14	Baa1	150	139,179
Federal Realty Investment Trust,
Notes
6.00%	07/15/12	Baa1	120	122,093
Host Marriott LP,
Sr. Sec’d. Notes
6.75%	06/01/16	Ba1	125	116,875
MDC Holdings, Inc.,
Gtd. Notes
5.50%	05/15/13	Baa3	260	247,515
NVR, Inc.,
Sr. Unsec’d. Notes
5.00%	06/15/10	Baa3	85	84,505
Reckson Operating Partnership LP,
Sr. Unsec’d. Notes
6.00%	03/31/16	Ba2	125	106,932
Regency Centers LP,
Gtd. Notes
5.875%	06/15/17	Baa2	85	77,848
Simon Property Group LP,
Sr. Unsec’d. Notes
5.75%	12/01/15	A3	240	228,304

				1,417,047

Restaurants
McDonald’s Corp.,
Sr. Unsec’d. Notes
5.30%	03/15/17	A3	175	178,366
Real Mex Restaurants, Inc.,
Sr. Sec’d. Notes(g)
10.00%	04/01/10	B1	25	23,000

				201,366

Retail & Merchandising — 0.3%
AmeriGas Partners LP / AmeriGas Eagle Finance Corp.,
Sr. Notes
7.125%	05/20/16	B1	400	392,000
AutoNation, Inc.,
Gtd. Notes
6.258%(c)	04/15/13	Ba2	75	61,500
7.00%	04/15/14	Ba2	75	66,562
Bon-Ton Stores, Inc. (The),
Gtd. Notes(a)
10.25%	03/15/14	Caa1	150	100,125
Costco Wholesale Corp.,
Sr. Unsec’d. Notes
5.30%	03/15/12	A2	155	163,277
Hasbro, Inc.,
Sr. Unsec’d. Notes
6.30%	09/15/17	Baa2	130	135,827
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
5.40%	03/01/16	Baa1	210	197,388
Macy’s Retail Holdings, Inc.,
Gtd. Notes
5.35%	03/15/12	Baa2	165	157,211
Neiman Marcus Group, Inc.,
Gtd. Notes, PIK
9.00%	10/15/15	B2	600	600,000
Pantry, Inc. (The),
Gtd. Notes
7.75%	02/15/14	B3	50	44,000
Penney, (J.C.) Co., Inc.,
Sr. Unsec’d. Notes
9.00%	08/01/12	Baa3	205	225,490
Penske Auto Group, Inc.,
Gtd. Notes
7.75%	12/15/16	B3	25	21,625
Target Corp.,
Sr. Unsec’d. Notes
5.875%	07/15/16	A2	775	803,221
Yankee Acquisition Corp.,
Gtd. Notes
8.50%	02/15/15	B3	75	60,563

				3,028,789

Semiconductors
Freescale Semiconductor, Inc.,
Gtd. Notes
8.875%	12/15/14	B2	400	313,000
National Semiconductor Corp.,
Sr. Unsec’d. Notes
6.15%	06/15/12	Baa1	115	117,456

				430,456

Software/Services
Sungard Data Systems, Inc.,
Gtd. Notes
9.125%	08/15/13	Caa1	400	404,000

Telecommunications — 0.9%
Alltel Corp.,
Sr. Unsec’d. Notes
7.00%	07/01/12	Caa1	75	60,375
America Movil SAB de CV,

Gtd. Notes(a)
5.625%	11/15/17	A3	375	370,731
Unsec’d. Notes (Mexico)
6.375%	03/01/35	A3	345	333,872
AT&T Corp.,
Gtd. Notes
9.05%	11/15/11	A2	115	124,560
AT&T, Inc.,
Sr. Unsec’d. Notes
5.30%	11/15/10	A2	555	575,862
5.625%	06/15/16	A2	865	867,453
6.45%	06/15/34	A2	585	571,706
British Telecommunications PLC,
Sr. Unsec’d. Notes
5.15%	01/15/13	Baa1	310	305,489
Citizens Communications Co.,
Sr. Unsec’d. Notes(a)
7.125%	03/15/19	Ba2	400	350,000
Clear Channel Communications, Inc.,
Sr. Unsec’d. Notes
6.25%	03/15/11	Baa3	200	176,500
Cricket Communications, Inc.,
Gtd. Notes
9.375%	11/01/14	Caa1	125	118,438
France Telecom SA,
Sr. Unsub. Notes (France)
7.75%	03/01/11	A3	371	402,291
MetroPCS Wireless, Inc.,
Gtd. Notes
9.25%	11/01/14	Caa1	125	115,000
Nordic Telephone Co. Holdings ApS,
Sr. Sec’d. Notes, 144A
8.875%	05/01/16	B2	400	388,000
Nortel Networks Ltd.,
Gtd. Notes (Canada)
8.508%(c)	07/15/11	B3	175	150,063
Qwest Communications International, Inc.,
Gtd. Notes
7.50%	02/15/14	Ba3	75	70,500
Qwest Corp.,
Sr. Unsec’d. Notes
7.50%	10/01/14	Ba1	200	195,000
Rogers Wireless, Inc.,
Sr. Sec’d. Notes (Canada)
7.50%	03/15/15	Baa3	135	141,832
9.625%	05/01/11	Baa3	75	83,090
Sprint Capital Corp.,
Gtd. Notes
6.90%	05/01/19	Baa3	470	370,783
7.625%	01/30/11	Baa3	150	138,750
Sprint Nextel Corp.,
Sr. Unsec’d. Notes
6.00%	12/01/16	Baa3	50	38,875
Telecom Italia Capital SA,
Gtd. Notes (Luxembourg)
5.25%	11/15/13	Baa2	690	644,729
Telefonica Emisiones SAU,
Gtd. Notes (Spain)
6.221%	07/03/17	Baa1	275	276,715
6.421%	06/20/16	Baa1	295	302,352
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.35%	02/15/13	A3	600	587,917
Vodafone Group PLC.,
Sr. Unsec’d. Notes (United Kingdom)
5.625%	02/27/17	Baa1	530	515,347
Windstream Corp.,
Gtd. Notes
8.625%	08/01/16	Ba3	175	171,937
Windstream Regatta Holdings, Inc.,
Sr. Sub. Notes, 144A
11.00%	12/01/17	Caa1	50	30,750

				8,478,917

Transportation — 0.2%
Burlington Northern Santa Fe Corp.,(a)
Sr. Unsec’d. Notes
5.65%	05/01/17	Baa1	535	535,725
6.15%	05/01/37	Baa1	333	319,515
Canadian National Railway Co.,
Debs.
6.375%	11/15/37	A3	80	78,244
Hertz Corp.,
Gtd. Notes
8.875%	01/01/14	B1	150	142,125
10.50%	01/01/16	B2	300	280,875
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
6.00%	04/30/08	Baa1	250	250,399
Union Pacific Corp.,
Sr. Unsec’d. Notes
5.70%	08/15/18	Baa2	200	198,842

				1,805,725

Utilities — 0.8%
AES Corp.,
Sr. Unsec’d. Notes
8.875%	02/15/11	B1	75	78,563
9.375%	09/15/10	B1	50	52,875
Alabama Power Co.,
Sr. Unsec’d. Notes
3.283%(c)	08/25/09	A2	85	84,674
Appalachian Power Co.,
Sr. Unsub. Notes
6.375%	04/01/36	Baa2	105	96,594
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
5.90%	10/01/16	Baa2	460	454,567
Black Hills Corp.,
Sr. Unsub. Notes
6.50%	05/15/13	Baa3	125	128,727
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
7.25%	09/01/10	Ba1	135	143,462
CMS Energy Corp.,
Sr. Unsec’d. Notes
8.50%	04/15/11	Ba1	400	424,868
Consumers Energy Co.,
First Mortgage
6.00%	02/15/14	Baa1	400	413,320
Copano Energy LLC,
Gtd. Notes
8.125%	03/01/16	B2	75	78,000
Energy Future Holdings Corp.,
Gtd. Notes, 144A
10.875%	11/01/17	B3	150	151,500
Gtd. Notes, PIK, 144A
11.25%	11/01/17	B3	200	198,000
Florida Power Corp.,
First Mortgage
6.35%	09/15/37	A2	260	270,177

Hilcorp Energy I LP / Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
7.75%	11/01/15	B3	300	281,250
Illinois Power Co.,
Sr. Sec’d. Notes, 144A(g)
6.125%	11/15/17	Baa3	95	93,941
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes
5.65%	06/01/17	Baa2	500	490,168
Monongahela Power Co.,
First Mortgage, 144A(g)
5.70%	03/15/17	Baa2	170	173,819
Northern States Power,
First Mortgage
5.25%	03/01/18	A2	200	203,392
OPTI Canada, Inc.,
Sr. Sec’d. Notes (Canada)
8.25%	12/15/14	B1	150	148,500
Pacificorp,
First Mortgage
6.25%	10/15/37	A3	315	318,268
Peco Energy Co.,
First Refinance Mortgage
5.35%	03/01/18	A2	135	136,859
Progress Energy, Inc.,
Sr. Unsec’d. Notes
5.625%	01/15/16	Baa2	485	494,593
Public Service Co. of New Mexico,
Sr. Notes
4.40%	09/15/08	Baa2	245	244,487
Southern California Edison Co.,
First Refinance Mortgage
5.95%	02/01/38	A2	1,000	1,002,266
Southern Co.,
Sr. Unsec’d. Notes
5.30%	01/15/12	A3	75	78,473
Tampa Electric Co.,
Sr. Unsec’d. Notes
6.15%	05/15/37	Baa2	235	219,001
Taqa Abu Dhabi National Energy Co.,
Sr. Notes, 144A(g)
5.62%	10/25/12	Aa2	425	438,267
Texas Competitive Electric Holdings Co. LLC,
Gtd. Notes, 144A
10.25%	11/01/15	B3	200	199,250
Union Electric Co.,
Sr. Sec’d. Notes
5.40%	02/01/16	A3	225	223,848
West Penn Power Co.,
First Mortgage, 144A(g)
5.95%	12/15/17	Baa2	195	202,550
Westar Energy, Inc.,
First Mortgage
5.10%	07/15/20	Baa2	110	104,403

				7,628,662

TOTAL CORPORATE OBLIGATIONS (cost $91,671,793)				89,584,230

U.S. TREASURY OBLIGATIONS — 5.3%
U.S. Treasury Bonds
4.75%	02/15/37(a)		2,900	3,119,086
5.00%	05/15/37		88	98,560
5.50%	08/15/28		4,400	5,101,250
8.00%	11/15/21		2,115	2,983,142
U.S. Treasury Notes
2.625%	05/15/08		1,205	1,206,977
2.875%	01/31/13(a)		4,540	4,627,608
3.375%	11/30/12(a)		1,760	1,833,563
4.25%	11/15/14(a)		18,365	20,080,989
4.625%	02/29/12		8,550	9,326,845
4.75%	08/15/17(a)		1,865	2,063,447

TOTAL U.S. TREASURY OBLIGATIONS (cost $49,065,499)				50,441,467

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.3%
American Tower Trust,
Series 2007-1A, Class D, 144A(g)
5.957%	04/15/37	Baa2	250	229,953
Banc of America Commercial Mortgage, Inc.,
Series 2003-1, Class A2
4.648%	09/11/36	AAA(d)	350	340,870
Series 2005-3, Class A2
4.501%	07/10/43	Aaa	755	742,621
Banc of America Mortgage Securities, Inc.,
Series 2004-A, Class-2A2
4.091%(c)	02/25/34	AAA(d)	176	172,736
Series 2004-D, Class 2A2
4.197%(c)	05/25/34	AAA(d)	78	72,143
Series 2004-H, Class 2A2
4.746%(c)	09/25/34	Aaa	98	99,059
Series 2004-I, Class 3A2
4.874%(c)	10/25/34	Aaa	113	105,803
Series 2005-J, Class 2A1
5.089%(c)	11/25/35	Aaa	413	395,827
Series 2005-J, Class 3A1
5.258%(c)	11/25/35	Aaa	179	166,331
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR8, Class A4
4.674%	06/11/41	Aaa	300	289,419
Series 2005-PWR9, Class AAB
4.804%	09/11/42	Aaa	400	380,604
Series 2005-T20, Class A1
4.94%	10/12/42	Aaa	281	280,114
Series 2006-PW12, Class A4
5.895%(c)	09/11/38	Aaa	1,300	1,311,540
Series 2006-PW13, Class AAB
5.53%	09/11/41	AAA(d)	1,250	1,223,484
Series 2007-PW15, Class AAB
5.315%	02/11/44	Aaa	525	514,225
Series 2007-PW17, Class A1
5.282%	06/11/49	AAA(d)	1,213	1,191,438
Citigroup / Deutsche Bank Commercial Mortgage Trust,
Series 2005-CD1, Class A4
5.40%(c)	07/15/44	Aaa	1,250	1,247,785
Series 2006-CD3, Class A5
5.617%	10/15/48	Aaa	875	856,350
Series 2007-CD4, Class ASB
5.278%	12/11/49	Aaa	700	686,221
Commercial Mortgage Pass-Through Certificates,
Series 2007-C9, Class A4
6.01% (c)	12/10/49	Aaa	1,700	1,699,110

Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-C2, Class A4
4.832%	04/15/37	Aaa	775	680,697
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A3
5.467%	09/15/39	Aaa	1,600	1,551,357
Federal National Mortgage Assoc.,
Series 2002-74, Class PJ
5.00%	03/25/15	Aaa	225	226,179
Series 2003-40, Class NI, IO(g)
5.50%	11/25/28	Aaa	31	1,438
Series 2003-92, Class NM
3.50%	04/25/13	Aaa	75	75,033
Series 2005-57, Class PA
5.50%	05/25/27	Aaa	302	307,956
Series 319, Class 2, IO(g)
6.50%	02/01/32	Aaa	45	9,414
Freddie Mac,
Series 2614, Class IH, IO(g)
4.50%	05/15/16	Aaa	309	23,341
Series 2686, Class JG
5.50%	04/15/28	Aaa	800	818,939
Series 3195, Class PN
6.50%	08/15/30	Aaa	496	516,436
General Electric Capital Commercial Mortgage Corp.,
Series 2001-1, Class A2
6.531%	05/15/33	Aaa	390	400,253
Series 2005-C4, Class A1
5.082%	11/10/45	Aaa	238	237,186
GMAC Commercial Mortgage Securities, Inc.,
Series 2001-C2, Class A2
6.70%	04/15/34	AAA(d)	375	386,590
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class A2
4.305%	08/10/42	Aaa	675	665,892
Series 2005-GG3, Class A3
4.569%	08/10/42	Aaa	800	772,575
Series 2005-GG3, Class AAB
4.619%	08/10/42	Aaa	160	153,083
GS Mortgage Securities Corp. II,
Series 2006-GG6, Class A4
5.553%(c)	04/10/38	AAA(d)	1,300	1,296,244
JPMorgan Chase Commercial Mortgage Corp.,
Series 2001-CIB2, Class A2
6.244%	04/15/35	AAA(d)	113	114,229
Series 2001-CIBC, Class A3
6.26%	03/15/33	AAA(d)	409	416,365
Series 2005-LDP4, Class ASB
4.824%(c)	10/15/42	Aaa	325	309,683
Series 2005-LDP5, Class A4
5.345%(c)	12/15/44	Aaa	1,600	1,595,131
Series 2006-CB14, Class A4
5.481%(c)	12/12/44	Aaa	900	892,179
Series 2006-LDP9, Class A1
5.17%	05/15/47	Aaa	971	960,602
LB-UBS Commercial Mortgage Trust,
Series 2003-C8, Class A1
3.636%	11/15/27	Aaa	410	407,818
Series 2004-C2, Class A2
3.246%	03/01/29	Aaa	850	836,807
Series 2004-C4, Class A2
4.567%(c)	06/15/29	Aaa	750	746,074
Series 2005-C1, Class A4
4.742%	02/15/30	Aaa	325	317,054
Series 2006-C1A, Class A4
5.156%	02/15/31	AAA(d)	850	827,470
Merrill Lynch / Countrywide Commercial Mortgage Trust,
Series 2007-7, Class A1	06/12/49	Aaa	536	533,889
5.549%
Morgan Stanley Capital I,
Series 2007-IQ14, Class A4
5.692%(c)	04/15/49	Aaa	275	270,780
Series 2008-T29, Class A4
6.458%(c)	01/11/43	AAA(d)	500	514,746
PNC Mortgage Acceptance Corp.,
Series 1999-CM1, Class A1B
7.33% (c)	12/10/32	AAA(d)	1,179	1,210,442
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-0, Class 5A1
4.801%(c)	01/25/34	AAA(d)	256	233,858
Series 2005-AR2, Class 2A2
4.544%(c)	03/25/35	Aaa	96	93,441
Series 2006-AR12, Class 1A1
6.024%(c)	09/25/36	Aaa	572	566,291
Series 2006-AR16, Class A1
5.666%(c)	10/25/36	Aaa	419	400,584

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $31,880,175)				31,375,689

ASSET-BACKED SECURITIES — 2.3%
AmeriCredit Automobile Receivables Trust,
Series 2006-RM, Class A3
5.53%	01/06/14	Aaa	840	784,249
Bank of America Credit Card Trust,
Series 2006-A9, Class A9
2.828%(c)	02/15/13	Aaa	1,325	1,293,850
Series 2007-C1, Class C1
3.411%(c)	06/16/14	Baa2	750	621,094
BankBoston Home Equity Loan Trust,
Series 1998-1, Class A6
6.35%	02/25/13	Aaa	20	19,677
Capital Auto Receivables Asset Trust,(g)
Series 2006-SN1A, Class A4A, 144A
5.32%	03/20/10	AAA(d)	800	812,014
Series 2006-SN1A, Class B, 144A
5.50%	04/20/10	AA(d)	115	116,713
Capital One Multi-Asset Execution Trust,
Series 2005-A7, Class A7
4.70%	06/15/15	Aaa	4,150	4,135,736
Series 2007-C3, Class C3
3.108%(c)	04/15/13	Baa2	445	390,184
Capital One Prime Auto Receivables Trust,
Series 2006-2, Class A4
4.94%	07/15/12	Aaa	750	760,079
CenterPoint Energy Transition Bond Co. LLC,
Series 2001-1, Class A4
5.63%	09/15/15	Aaa	350	369,562

Chase Funding Mortgage Loan Asset-Backed Certificates,
Series 2002-2, Class 1M1
5.599%	09/25/31	Aa2	27	24,078
Citibank Credit Card Issuance Trust,
Series 2006-A2, Class A2
4.85%	02/10/11	Aaa	875	886,972
Series 2007-A5, Class A5
5.50%	06/22/12	Aaa	1,100	1,145,068
CNH Equipment Trust,
Series 2007-A, Class B
5.09%	06/16/14	A3	255	246,777
Daimler Chrysler Auto Trust,
Series 2008-A, Class A3A
3.70%	06/08/12	Aaa	400	398,560
Detroit Edison Securitization Funding LLC,
Series 2001-1, Class A4
6.19%	03/01/13	Aaa	800	834,500
GE Capital Credit Card Master Note Trust,
Series 2006-1, Class A
5.08%	09/15/12	Aaa	200	203,875
Series 2007-3, Class C
3.118%(c)	06/15/13	Baa2	555	506,368
GE Equipment Small Ticket LLC,
Series 2005-1A, Class A4, 144A(g)
4.51%	12/22/14	Aaa	350	353,958
Hyundai Auto Receivables Trust,
Series 2006-A, Class A4
5.26%	11/15/12	Aaa	300	306,573
Series 2007-A, Class A3A
5.04%	01/17/12	Aaa	400	405,079
Marriott Vacation Club Owner Trust,(g)
Series 2006-1A, Class A, 144A
5.737%	04/20/28	Aaa	344	359,868
Series 2006-2A, Class A, 144A
5.362%	10/20/28	Aaa	108	113,418
MBNA Credit Card Master Note Trust,
Series 2005-A3, Class A3
4.10%	10/15/12	Aaa	1,100	1,115,106
Series 2006-C3, Class C3
3.108%(c)	10/15/13	Baa2	240	203,748
Nissan Auto Receivables Owner Trust,
Series 2008-A, Class A3
3.89%	07/15/10	Aaa	1,000	1,001,711
PECO Energy Transition Trust,
Series 2001-A, Class A1
6.52%	12/31/10	Aaa	475	507,461
PSE&G Transition Funding LLC,
Series 2001-1, Class A6
6.61%	06/15/15	Aaa	350	383,891
Triad Auto Receivables Owner Trust,
Series 2006-B, Class A4
5.52%	11/12/12	Aaa	625	612,041
USAA Auto Owner Trust,
Series 2007-1, Class A4
5.55%	02/15/13	Aaa	855	885,734
Series 2007-2, Class A3
4.90%	02/15/12	Aaa	1,050	1,067,443
Volkswagen Auto Lease Trust,
Series 2006-A, Class A4
5.54%	04/20/11	Aaa	400	407,137
Volkswagen Auto Loan Enhanced Trust,
Series 2005-1, Class A4
4.86%	02/20/09	Aaa	400	404,515

TOTAL ASSET-BACKED SECURITIES (cost $21,756,739)				21,677,039

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.6%
Federal Home Loan Bank
5.125%	08/14/13		740	801,930
5.60%	06/28/11		300	326,041
Federal Home Loan Mortgage Corp.
4.125%	10/18/10		665	691,495
5.00%	07/15/14		1,000	1,078,993
5.125%	02/27/09		325	333,231
5.125%	07/15/12		135	146,023
6.625%	09/15/09		1,000	1,062,129
Federal National Mortgage Assoc.
4.375%	09/15/12		450	473,796
4.875%	12/15/16		270	285,909
6.00%	05/15/08		490	492,111
6.00%	05/15/11		390	426,377

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $5,829,235)				6,118,035

MUNICIPAL BONDS — 0.6%
Alabama
Mobile Industrial Development Board, Revenue Bonds
5.00%	06/01/34	A2	260	264,581

District of Columbia — 0.1%
District of Columbia, Revenue Bonds
4.75%	06/01/31	Aaa	440	411,017

Florida — 0.1%
Florida State Board of Education, Revenue Bonds
5.00%	07/01/17	Aaa	215	232,329
Florida State Turnpike Authority, Revenue Bonds
4.75%	07/01/31	Aaa	265	245,273
Orange County Tourist Development Tax, Revenue Bonds
5.00%	10/01/18	Aaa	425	451,737

				929,339

Georgia — 0.1%
Atlanta Water & Wastewater, Revenue Bonds
5.50%	11/01/16	Aaa	210	237,890
5.50%	11/01/17	Aaa	290	328,019
Georgia State, General Obligation Bonds
5.00%	07/01/19	Aaa	320	345,792

				911,701

Kansas
Kansas Development Finance Authority, Revenue Bonds
5.501%	05/01/34	Aaa	125	129,415

Maryland — 0.1%
Baltimore County Maryland, General Obligation Bonds
5.00%	02/01/38	Aaa	280	281,926
Maryland State Transportation Authority, Revenue Bonds
5.00%	07/01/41	Aaa	430	429,966
Maryland State, General Obligation Bonds
5.00%	08/01/19	Aaa	460	498,475

				1,210,367

Missouri — 0.1%
Missouri State Highways & Transit Commission State Road,
Revenue Bonds
5.00%	02/01/18	Aaa	550	604,153

New Jersey
New Jersey Transportation Trust Fund Authority, Revenue Bonds
5.25%	12/15/21	Aaa	210	227,081

New York
New York City Housing Development Corp., Revenue Bonds
6.42%	11/01/27	Aa2	120	124,223
New York State Urban Development Corp., Revenue Bonds
5.50%	03/15/18	Aaa	210	236,746

				360,969

North Carolina — 0.1%
North Carolina Capital Facilities Finance Agency, Revenue Bonds
5.00%	10/01/44	Aa1	430	424,311

Oregon
Oregon State Taxable Pension, General Obligation Unlimited
5.892%	06/01/27	Aa2	60	65,289

West Virginia
Tobacco Settlement West Virginia Asset Backed, Revenue Bond
7.467%	06/01/47	Baa3	280	266,941

TOTAL MUNICIPAL BONDS (cost $5,758,026)				5,805,164

FOREIGN GOVERNMENT BONDS — 0.1%
Republic of Italy,
Sr. Unsec’d. Notes (Italy)
5.25%	09/20/16	A+(d)	335	367,837
Republic of South Africa,
Notes (South Africa)
6.50%	06/02/14	Baa1	430	447,737
United Mexican States,
Unsub. Notes (Mexico)
6.375% 01/16/13	01/16/13	Baa1	205	225,193

TOTAL FOREIGN GOVERNMENT BONDS (cost $987,340)				1,040,767

TOTAL LONG-TERM INVESTMENTS (cost $948,863,836)				929,282,907

	Shares

SHORT-TERM INVESTMENT — 16.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $156,628,090; includes $129,142,261 of cash collateral for securities on loan)(b)(w)	156,628,090	156,628,090

TOTAL INVESTMENTS — 113.3% (cost $1,105,491,926)		1,085,910,997
Liabilities in excess of other assets — (13.3)%		(127,752,831)

NET ASSETS — 100.0%		$958,158,166

The following abbreviations are used in the portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

IO	Interest Only

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s

PIK	Payment-in-kind

TBA	To Be Announced

*	Non-income producing security.

†	The rating reflected is as of March 31, 2008. Rating of certain bonds may have changed subsequent to that date.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $125,249,691; cash collateral of $129,142,261 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(r)	Less than $1,000 par.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$763,503,337	—
Level 2 - Other Significant Observable Inputs	322,407,660	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$1,085,910,997	—

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities*

Balance as of 12/31/07	—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 3/31/08	—

* At 12/31/07 and 3/31/08, the Portfolio had 1 Level 3 security with a market value of $0.

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS	March 31, 2008 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†		Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 94.8%

FOREIGN BONDS — 55.2%

Australia — 0.2%
Australia & New Zealand Banking Group, Sub. Notes, MTN
4.45%(c)	02/05/15	Aa2	EUR	150	$232,311
International Finance Corp., Sr. Unsub. Notes, MTN
7.50%	02/28/13	Aaa	AUD	560	521,512
Westpac Banking Corp.,
Notes, MTN
2.875%	06/25/08	Aa1	EUR	80	125,575
Unsub. Notes, MTN
4.875%	09/28/12	Aa1	EUR	350	548,930

					1,428,328

Austria — 0.2%
Republic of Austria, Bonds
6.25%	07/15/27	Aaa	EUR	850	1,616,558

Belgium — 0.8%
Belgium Government, Bonds
5.00%	03/28/35	Aa1	EUR	3,250	5,274,984
Delhaize Group, Sr. Unsec’d. Notes
5.625%	06/27/14	Baa3	EUR	200	296,143
Elia System Operator SA NV, Sr. Unsub. Notes
4.75%	05/13/14	A-(d)	EUR	200	312,180
Fortis Bank SA/NV Sub. Notes, MTN
5.757%	10/04/17	Aa3	EUR	210	326,260

					6,209,567

Brazil — 2.8%
Nota do Tesouro Nacional, Series B, Notes
6.00%	05/15/15	Ba1	BRL	7,345	6,631,388
Nota do Tesouro Nacional, Series F, Notes
10.00%	01/01/12	NR	BRL	5,700	3,027,588
10.00%	01/01/14	NR	BRL	5,148	2,630,949
10.00%	01/01/17	NR	BRL	17,835	8,744,689

					21,034,614

Canada — 2.1%
Canada Housing Trust, Foreign Gov’t. Gtd. Notes
4.80%	06/15/12	Aaa	CAD	3,260	3,342,226
Canadian Government, Bonds
5.75%	06/01/33	Aaa	CAD	2,852	3,572,995
Canadian Natural Resources Ltd., Unsec’d. Notes
6.25%	03/15/38	Baa2		$225	215,810
Canandian National Railways Co., Sr. Unsec’d. Notes
6.25%	08/01/34	A3		115	111,624
EnCana Corp.,
Sr. Unsec’d. Notes
6.50%	08/15/34	Baa2		230	231,921
Unsub. Notes
5.90%	12/01/17	Baa2		535	548,409
Inter-American Development Bank, Notes
4.40%	01/26/26	Aaa	CAD	1,625	1,532,150
Placer Dome, Inc., Unsub. Notes
6.45%	10/15/35	Baa1		245	236,061
Province of Ontario Canada, Debs.
5.00%	03/08/14	Aa1	CAD	4,790	4,993,556
Rogers Cable, Inc., Gtd. Notes
5.50%	03/15/14	Baa3		300	283,120
Xstrata Finance Canada Ltd.,
Gtd. Notes, 144A(g)
5.50%	11/16/11	Baa2		95	97,472
Gtd. Notes, MTN
5.25%	06/13/17	Baa2	EUR	200	283,787

					15,449,131

Cayman Islands — 0.4%
AIG SunAmerica, Sec’d. Notes, MTN
5.625%	02/01/12	Aa2	GBP	250	473,407
Allstate Life Funding LLC, Sr. Sec’d. Notes, MTN
6.375%	01/17/11	Aa2	GBP	250	495,663
BES Finance Ltd., Bank Gtd. Notes, MTN
6.25%	05/17/11	A1	EUR	140	224,840
Hutchinson Whampoa Finance Ltd., Gtd. Notes
5.875%	07/08/13	A3	EUR	132	202,179
Mizuho Capital Investment Ltd.,
Sub. Notes
5.02%(c)	06/30/49	A2	EUR	100	137,982
Sub. Notes, 144A(g)
6.686%(c)	12/31/49	A2		96	81,314
Monumental Global Funding Ltd., Sec’d. Notes, MTN
5.375%	03/13/09	Aa3	EUR	150	238,010
Pacific Life Funding LLC,
Sec’d. Notes, MTN
5.125%	01/20/15	Aa3	GBP	250	467,765
Sr. Sec’d. Notes, MTN
5.50%	05/14/09	Aa3	EUR	150	235,677
Petrobras International Finance Co., Gtd. Notes
5.875%	03/01/18	Baa1		240	231,011
Principal Financial Global Funding LLC, Sr. Sec’d. Notes, MTN
4.50%	01/22/09	AA(d)	EUR	150	236,002

					3,023,850

Chile
Celulosa Arauco y Constitucion SA, Sr. Unsec’d. Notes
5.125%	07/09/13	Baa2		225	224,951

Denmark — 0.3%
Danske Bank A/S, Sub. Notes, MTN
6.00%(c)	03/20/16	Aa2	EUR	350	547,964
Kingdom of Denmark, Bonds
5.00%	11/15/13	Aaa	DKK	7,590	1,694,998

					2,242,962

Finland
Nordea Bank Finland, Sub. Notes, MTN
5.75%(c)	03/26/14	Aa2	EUR	200	315,906

France — 5.2%
Aventis SA, Sr. Unsub. Notes, MTN
4.25%	09/15/10	A1	EUR	200	314,473
Belgelec Finance SA, Gtd. Notes, MTN
5.125%	06/24/15	A2	EUR	160	256,615
BNP Paribas SA,
Sub. Notes
5.625%	08/07/08	Aa2	EUR	150	237,383
Sub. Notes, MTN
5.25%	12/17/12	Aa2	EUR	280	448,563
Casino Guichard-Perrachon SA, Notes, MTN

4.875%	04/10/14	BBB-(d)	EUR	100	144,882
Credit Agricole SA,
Jr. Sub. Notes, 144A(g)
6.637%(c)	05/31/49	Aa3		$225	174,294
Sub. Notes
5.00%(c)	06/20/49	Aa2	GBP	350	548,377

Sub. Notes, MTN
5.971%	02/01/18	Aa2	EUR	300	479,738
France Government Bond
4.25%	10/25/17	Aaa	EUR	2,960	4,713,181
France Telecom SA,
Sr. Unsub. Notes
7.75%	03/01/11	A3		122	132,290
Sr. Unsub. Notes, MTN
7.25%	01/28/13	A3	EUR	375	646,723
France Treasury Notes
3.75%	01/12/12	Aaa	EUR	10,870	17,148,038
French Government,
Bonds
4.00%	10/25/14	Aaa	EUR	1,750	2,780,837
4.25%	04/25/19	Aaa	EUR	1,790	2,831,513
5.50%	04/25/29	Aaa	EUR	1,035	1,821,810
5.75%	10/25/32	Aaa	EUR	2,955	5,397,665
Lafarge SA, Sr. Unsec’d. Notes
6.15%	07/15/11	Baa2		110	112,216
Veolia Environment,
Sr. Unsub. Notes, MTN
4.875%	05/28/13	A3	EUR	200	311,042
5.875%	02/01/12	A3	EUR	115	187,051

					38,686,691

Germany — 5.6%
Bundesrepub. Deutschland,
Bonds
3.50%	01/04/16	Aaa	EUR	1,060	1,634,523
3.75%	01/04/17	Aaa	EUR	2,345	3,656,647
4.00%	01/04/37	Aaa	EUR	2,300	3,315,775
4.75%	07/04/28	Aaa	EUR	52	84,550
5.50%	01/04/31	Aaa	EUR	3,195	5,696,533
Deutsche Bank AG, Sub. Notes
5.125%	01/31/13	Aa2	EUR	105	165,519
Deutsche Genossenschafts-Hypothekenbank AG, Jumbo
Pfandbrief, MTN
4.00%	10/31/16	AAA(d)	EUR	4,200	6,491,444
German Government Bond
4.25%	01/04/14	Aaa	EUR	250	406,167
Hypothekenbank In Essen AG, Jumbo Pfandbrief
3.875%	11/21/13	Aaa	EUR	9,900	15,422,984
Kreditanstalt Fuer Wiederaufbau, Foriegn Gov’t. Gtd. Notes
4.70%	06/02/37	Aaa	CAD	1,595	1,541,235
5.50%	12/07/15	Aaa	GBP	1,300	2,712,038
Muenchener Rueckversicherungs AG, Sub. Notes
5.767%(c)	06/29/49	A3	EUR	250	335,170

					41,462,585

Greece — 0.3%
Hellenic Republic Government, Bonds
6.50%	01/11/14	A(d)	EUR	1,075	1,890,911

Hungary — 2.2%
Hungary Government Bond
5.50%	02/12/14	A2	HUF	1,572,650	7,963,870
6.75%	02/24/17	A2	HUF	626,870	3,335,129
7.25%	06/12/12	A2	HUF	925,910	5,181,997

					16,480,996

Ireland — 0.3%
Bank of Ireland, Sub. Notes, MTN
6.45%	02/10/10	Aa3	EUR	190	305,480
GE Capital European Funding, Gtd. Notes, MTN
3.50%	02/14/13	Aaa	EUR	450	672,688
GE Capital UK Funding, Gtd. Notes, MTN
5.625%	12/12/14	Aaa	GBP	400	795,593
Irish Life & Permanent PLC, Sub. Notes, MTN
6.25%	02/15/11	A1	EUR	200	330,236

					2,103,997

Italy — 3.4%
Banca Monte dei Paschi di Siena SpA,
Sub. Notes, MTN
4.50%(c)	09/24/15	A1	EUR	200	307,786
4.875%	05/31/16	A1	EUR	250	357,871
Buonu Poliennali del Tesoro, Sr. Unsec’d. Notes
5.25%	08/01/17	Aa2	EUR	8,120	13,746,223
Edison SpA, Sr. Notes, MTN
5.125%	12/10/10	Baa2	EUR	120	190,922
Intesa Sanpaolo SpA, Sub. Notes, MTN
5.85%(c)	05/08/14	Aa3	EUR	200	319,367
Italian Government International Bond, Sr. Unsub. Notes
5.25%	09/20/16	NR		500	549,011
Italy Buoni Poliennali del Tesoro,
Bonds
4.00%	02/01/37	Aa2	EUR	2,080	2,812,487
4.25%	08/01/14	Aa2	EUR	1,675	2,682,893
6.00%	05/01/31	Aa2	EUR	1,025	1,859,923
7.25%	11/01/26	Aa2	EUR	915	1,875,258
Lottomatica SpA, Sr. Unsec’d. Notes
4.80%	12/22/08	Baa3	EUR	150	236,314
SanPaolo IMI SpA, Sub. Notes, MTN
3.75%(c)	06/09/15	Aa3	EUR	190	291,457
UniCredito Italiano SpA, Sub. Notes, MTN
6.10%	02/28/12	Aa3	EUR	260	422,647

					25,652,159

Japan — 12.8%
Japan Government, Ten Year Bond
1.40%	03/20/18	A1	JPY	1,186,700	12,035,648
Japanese Government,
Bonds
1.00%	06/10/16	A1	JPY	799,600	7,949,474
1.10%	12/10/16	A1	JPY	864,200	8,656,738
1.30%	12/20/13	A1	JPY	1,722,500	17,787,422
1.70%	09/20/16	A1	JPY	1,053,300	11,111,364
1.90%	03/20/25	A1	JPY	1,522,900	15,262,749
2.00%	12/20/33	A1	JPY	408,950	3,839,650
Series 64, Bonds
1.50%	06/20/12	NR	JPY	1,796,450	18,595,096
Shinsei Bank Ltd., Sub. Notes
3.75%(c)	02/23/16	A3	EUR	225	316,463
Sumitomo Mitsui Banking, Sub. Notes
4.375%(c)	07/29/49	Aa3	EUR	280	338,125

					95,892,729

Luxembourg — 1.2%
Arcelor Finance SCA, Bonds
4.625%	11/07/14	Baa2	EUR	380	556,946
European Investment Bank, Sr. Unsec’d. Notes, MTN
4.75%	10/15/17	Aaa	EUR	4,400	7,224,152
Fiat Finance & Trade Ltd., Gtd. Notes
6.625%	02/15/13	Ba1	EUR	150	229,837
Gaz Capital,
Gtd. Notes, MTN
5.364%	10/31/14	A3	EUR	130	181,554

Notes
4.56%	12/09/12	A3	EUR	310	441,452

					8,633,941

Malaysia — 0.9%
Malaysian Government,
Bonds
3.718%	06/15/12	A3	MYR	18,338	5,786,661
3.756%	04/28/11	A3	MYR	3,865	1,219,269

					7,005,930

Mexico — 4.2%
America Movil SA de CV, Unsec’d. Notes
6.375%	03/01/35	A3		300	290,324
Mexican Bonos,
Bonds
7.75%	12/14/17	Baa1	MXN	60,200	5,772,390
8.00%	12/17/15	Baa1	MXN	154,010	14,960,000
9.00%	12/22/11	Baa1	MXN	9,585	950,147
9.00%	12/20/12	Baa1	MXN	90,580	9,056,510

					31,029,371

Netherlands — 2.4%
Bank Nederlandse Gemeenten, Notes, MTN
4.625%	09/13/12	Aaa	EUR	4,150	6,701,089
Cemex Finance Europe BV, Gtd. Notes
4.75%	03/05/14	BBB(d)	EUR	150	202,879
Credit Suisse Group Financial Guernsey Ltd., Gtd. Notes
6.375%	06/07/13	Aa3	EUR	185	300,952
E.On International Finance BV, Gtd. Notes, MTN
5.125%	10/02/12	A2	EUR	170	272,999
Enbw International Finance BV, Gtd. Notes, MTN
5.875%	02/28/12	A2	EUR	140	231,606
ING Bank NV, Sub. Notes, MTN
5.50%	01/04/12	Aa2	EUR	140	226,283
Koninklijke KPN NV, Sr. Notes, MTN
4.50%	03/18/13	Baa2	EUR	220	323,180
Linde Finance BV, Gtd. Notes, MTN
4.75%	04/24/17	Baa1	EUR	310	457,725
Netherlands Government, Bonds
4.50%	07/15/17	Aaa	EUR	3,675	5,998,748
Rabobank Nederland, Unsub. Notes, MTN
3.125%	07/19/10	Aaa	EUR	200	308,229
Repsol International Finance BV, Gtd. Notes, MTN
4.75%	02/16/17	Baa1	EUR	250	358,234
RWE Finance BV,
Gtd. Notes, MTN
5.375%	04/18/08	A1	EUR	100	157,876
6.375%	06/03/13	A1	GBP	400	818,579
Telecom Italia Capital SA, Gtd. Notes
5.25%	11/15/13	Baa2		390	364,412
Telecom Italia Finance SA,
Gtd. Notes, MTN
6.875%	01/24/13	Baa2	EUR	700	1,109,861
7.25%	04/20/11	Baa2	EUR	205	328,420

					18,161,072

Poland — 0.4%
Poland Government,
Bonds
5.25%	10/25/17	A2	PLZ	3,140	1,339,866
6.25%	10/24/15	A2	PLZ	3,565	1,619,733

					2,959,599

South Africa — 0.2%
Republic of South Africa, Bonds
13.50%	09/15/15	A2	ZAR	9,575	1,446,262

Spain — 1.7%
Banco Bilbao Vizcaya Argentaria SA, Sub. Debs.
4.375%(c)	10/20/19	Aa2	EUR	200	279,111
Instituto de Credito Oficial, Foreign Gov’t. Gtd. Bonds, MTN
5.50%	03/08/11	Aaa	AUD	5,360	4,677,250
Obrascon Huarte Lain SA, Unsub. Notes
5.00%	05/18/12	Baa3	EUR	200	297,524
Santander Issuances SA Unipersonal, Bank Gtd. Notes, MTN
4.75%(c)	05/29/19	Aa2	EUR	350	507,832
Spanish Government,
Bonds
5.75%	07/30/32	Aaa	EUR	1,890	3,415,732
6.00%	01/31/29	Aaa	EUR	1,440	2,640,860
Telefonica Emisiones SAU,
Bank Gtd. Notes, MTN
4.674%	02/07/14	Baa1	EUR	350	524,048
Gtd. Notes
6.221%	07/03/17	Baa1		245	246,528
6.421%	06/20/16	Baa1		215	220,358

					12,809,243

Sweden — 0.9%
Svenska Handelsbanken AB, Sub. Notes, MTN
6.125%(c)	03/04/09	Aa2	GBP	250	488,965
Swedish Export Credit, Bonds
5.125%	03/01/17	Aa1		400	427,560
Swedish Government,
Bonds
3.75%	08/12/17	Aaa	SEK	3,930	650,695
5.25%	03/15/11	Aaa	SEK	27,460	4,805,852
Telefonaktiebolaget LM Ericsson, Notes, MTN
5.375%	06/27/17	Baa1	EUR	220	300,007
Vattenfall Treasury AB, Gtd. Notes, MTN
6.00%	04/03/09	A2	EUR	100	160,008

					6,833,087

Turkey — 2.3%
Turkey Government,
Bonds
10.00%	02/15/12	BB	TRY	3,390	2,737,559
14.00%	01/19/11	Ba3	TRY	4,765	3,315,823
14.00%	09/26/12	NR	TRY	4,620	3,221,847
16.00%	03/07/12	NR	TRY	11,665	8,222,238

					17,497,467

United Arab Emirates — 0.1%
Taqa Abu Dhabi National Energy Co., Sr. Notes, 144A(g)
5.62%	10/25/12	Aa2		355	366,082

United Kingdom — 4.3%
AstraZeneca PLC, Unsub. Notes, MTN
5.125%	01/15/15	A1	EUR	175	279,266
Barclays Bank PLC,
Sub. Notes
7.40%	12/15/09	Aa2		400	426,508
Sub. Notes, MTN
5.75%	03/08/11	Aa2	EUR	295	473,595
BAT International Finance PLC, Gtd. Notes, MTN
5.375%	06/29/17	Baa1	EUR	220	324,110
British Sky Broadcasting Group PLC, Gtd. Notes, 144A(g)
6.10%	02/15/18	Baa2		460	458,948
British Telecommunications PLC,
Sr. Notes, MTN
5.25%	06/23/14	Baa1	EUR	260	392,527

Sr. Unsec’d. Notes
5.15%	01/15/13	Baa1		270	266,072
7.50%	12/07/16	Baa1	GBP	250	541,032
Credit Suisse Guernsey Ltd., Jr. Sub. Notes
5.86%(c)	12/29/49	Aa3		210	177,897
European Investment Bank, Sr. Unsec’d. Notes
8.75%	08/25/17	Aaa	GBP	1,000	2,580,894
HBOS PLC,
Sub. Notes
6.05%(c)	11/23/11	Aa3	EUR	200	291,401
Sub. Notes, 144A(g)
5.92%(c)	09/29/49	A1		200	147,135
6.00%	11/01/33	Aa3		180	155,218
Sub. Notes, MTN
4.375%(c)	10/30/19	Aa3	EUR	210	283,046
HSBC Bank PLC, Sub. Notes, MTN
4.25%(c)	03/18/16	Aa2	EUR	225	341,001
HSBC Capital Funding LP / Jersey Channel Islands, Bank Gtd.
Notes
8.03%(c)	06/30/22	A1	EUR	80	128,600
HSBC Holdings PLC,
Sub. Notes
6.50%	05/02/36	Aa3		150	145,112
9.875%	04/08/18	Aa3	GBP	400	885,817
Imperial Tobacco Finance PLC,
Gtd. Notes, MTN
4.375%	11/22/13	Baa3	EUR	200	285,338
Sr. Notes, MTN
6.875%	06/13/12	Baa3	GBP	250	500,526
ITV PLC, Gtd. Notes, MTN
4.75%	10/03/11	Baa3	EUR	160	235,369
Lloyds TSB Group PLC, Sr. Unsec’d. Notes, 144A(g)
6.267%(c)	02/15/37	Aa3		210	161,066
National Grid PLC, Sr. Unsec’d. Notes, MTN
5.00%	07/02/18	Baa1	EUR	50	72,945
Nationwide Building Society, Sub. Notes
3.375%	08/17/15	NR	EUR	215	336,840
Rentokil Initial PLC, Gtd. Notes, MTN
4.625%	03/27/14	BBB(d)	EUR	100	136,894
Rolls-Royce PLC, Unsub. Notes, MTN
4.50%	03/16/11	A3	EUR	100	157,044
Royal Bank of Scotland PLC (The),
Jr. Sub. Notes, MTN
6.00%(c)	06/29/49	Aa1	GBP	400	709,786
Sub. Notes, MTN
6.00%	05/10/13	Aa1	EUR	150	243,480
SABMiller PLC, Notes, 144A(g)
6.20%	07/01/11	Baa1		300	318,935
Scottish Power UK PLC, Bonds
8.375%	02/20/17	A3	GBP	200	462,886
Standard Chartered Bank,
Sub. Notes, MTN
3.625%(c)	02/03/17	A3	EUR	190	273,930
5.875%	09/26/17	A3	EUR	200	294,442
Tesco PLC, Sr. Unsub. Notes, MTN
5.50%	12/13/19	A1	GBP	400	749,162
Travelers Insurance Co. Institutional Funding Ltd., Sr. Sec’d. Notes
5.75%	12/06/11	Aa2	GBP	250	483,867
UBS AG Jersey Branch, Sub. Notes
4.50%	09/16/19	NR	EUR	300	498,852
United Kingdom Treasury,
Bonds
4.25%	03/07/11	Aaa	GBP	1,330	2,666,150
4.25%	06/07/32	Aaa	GBP	7,730	14,831,929
8.75%	08/25/17	Aaa	GBP	2	5,291
Vodafone Group PLC, Sr. Unsec’d. Notes
5.625%	02/27/17	Baa1		195	189,609

					31,912,520

TOTAL FOREIGN BONDS
(cost $377,641,821)					412,370,509

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES — 13.0%
Federal Home Loan Mortgage Corp.
4.50%	11/01/18-05/01/19			639	637,203
4.746%(c)	07/01/35			96	97,063
5.00%	12/01/08-10/01/35			2,117	2,108,029
5.05%(c)	11/01/35			262	267,014
5.064%(c)	03/01/36			342	347,860
5.129%(c)	01/01/36			800	814,483
5.342%(c)	02/01/37			1,104	1,125,735
5.38%(c)	02/01/37			354	361,378
5.385%(c)	01/01/36			130	131,858
5.464%(c)	02/01/37			955	976,779
5.527%(c)	06/01/37			958	973,770
5.916%(c)	02/01/37			714	727,494
5.92%(c)	01/01/37			195	198,673
5.98%(c)	12/01/36			712	722,095
6.00%	10/01/21-10/01/32			1,843	1,898,609
6.001%(c)	11/01/36			368	372,896
6.034%(c)	10/01/36			494	504,970
6.123%(c)	10/01/36			526	537,762
6.218%(c)	08/01/36			591	598,442
6.50%	03/01/32-10/01/34			1,877	1,948,803
7.00%	10/10/30-11/01/30			22	23,583
7.191%(c)	09/01/32			13	13,123
Federal National Mortgage Assoc.
4.50%	05/01/18-06/01/37			3,913	3,866,054
4.799%(c)	11/01/35			260	261,431
5.00%	03/01/18-03/01/36			14,791	14,790,986
5.00%	TBA			2,825	2,795,869
5.316%(c)	12/01/35			235	237,823
5.343%(c)	12/01/35			271	274,728
5.45%(c)	09/01/37			241	246,069
5.50%	01/01/17-11/01/37			29,066	29,459,032
5.533%(c)	12/01/35			402	407,960

5.54%(c)	01/01/37			41	41,946
5.543%(c)	07/01/36			694	708,623
5.647%(c)	12/01/35			107	108,493
5.798%(c)	09/01/37			272	276,523
5.80%(c)	11/01/37			861	873,957
5.981%(c)	09/01/36			219	222,297
5.988%(c)	08/01/36			446	460,155
6.00%	05/01/21-02/01/38			13,484	13,845,203
6.028%(c)	12/01/36			273	279,247
6.50%	12/01/10-11/01/37			9,452	9,801,134
7.00%	12/01/29-01/01/31			57	59,611
Government National Mortgage Assoc.
4.50%	12/20/35			381	368,218
5.00%	07/15/33-02/20/34			1,160	1,157,903
5.50%	11/15/34-01/15/35			546	557,355
6.50%	06/15/16-12/20/33			441	457,880
7.00%	03/15/13-12/15/13			75	77,442
7.50%	09/15/30-06/15/32			85	89,740

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (cost $95,424,212)					97,113,301

CORPORATE OBLIGATIONS — 9.8%
Advertising — 0.1%
Lamar Media Corp.,
Sr. Unsec’d. Notes 6.625%	08/15/15	Ba3		450	396,000
R.H. Donnelley Corp.,
Sr. Notes 8.875%	01/15/16	B3		525	332,063

					728,063

Aerospace — 0.1%
Honeywell International, Inc.,
Sr. Unsec’d. Notes 5.30%	03/01/18	A2		280	286,927
Lockheed Martin Corp.,
Sr. Unsec’d. Notes 4.121%	03/14/13	Baa1		185	185,266
United Technologies Corp.,
Sr. Unsec’d. Notes 5.375%	12/15/17	A2		410	420,623
5.40%	05/01/35	A2		135	127,648

					1,020,464

Automobile Manufacturers — 0.2%
DaimlerChrysler NA Holding Corp.,
Gtd. Notes(a) 6.50%	11/15/13	A3		285	300,415
Gtd. Notes, MTN
3.562%(c)	08/03/09	A3		365	359,326
4.375%	03/21/13	A3	EUR	270	413,030

General Motors Corp.,
Sr. Unsec’d. Notes 7.20%	01/15/11(a)	Caa1		200	167,000
7.70%	04/15/16	Caa1		300	219,000

					1,458,771

Beverages
Anheuser-Busch Cos., Inc.,
Sr. Unsec’d. Notes 5.50%	01/15/18	A2		45	46,505

Biotechnology
Genentech, Inc.,
Sr. Notes 4.75%	07/15/15	A1		230	231,047

Broadcasting
COX Communications, Inc.,
Unsec’d. Notes 7.125%	10/01/12	Baa3		110	116,495

Building Materials
CRH America, Inc.,
Gtd. Notes 6.00%	09/30/16	Baa1		190	180,784
Owens Corning, Inc.,
Gtd. Notes 6.50%	12/01/16	Ba1		75	62,175

					242,959

Business Services
Manpower, Inc.,
Sr. Unsec’d. Notes, MTN 4.75%	06/14/13	Baa2	EUR	150	223,271

Chemicals — 0.1%
Air Products & Chemicals, Inc.,
Sr. Unsec’d. Notes 4.15%	02/01/13	A2		390	390,492
DuPont (E.I.) de Nemours & Co.,
Sr. Unsec’d. Notes 5.60%	12/15/36	A2		285	267,605

					658,097

Computer Services & Software — 0.1%
Cisco Systems, Inc.,
Sr. Unsec’d. Notes 5.25%	02/22/11	A1		295	307,946
Hewlett-Packard Co.,
Sr. Unsec’d. Notes 4.50%	03/01/13	A2		240	243,477

					551,423

Construction — 0.1%
D.R. Horton, Inc.,
Gtd. Notes 6.50%	04/15/16	Ba1		195	173,550
Pulte Homes, Inc.,
Gtd. Notes 5.20%	02/15/15	Ba1		305	259,250

					432,800

Consumer Products & Services — 0.1%
Aramark Corp.,
Gtd. Notes 6.739%(c)	02/01/15	B3		400	353,000

Fortune Brands, Inc.,
Sr. Unsec’d. Notes 5.125%	01/15/11	Baa2	205	205,237
Procter & Gamble Co.,
Sr. Unsec’d. Notes 4.95%	08/15/14	Aa3	400	418,562

				976,799

Containers & Packaging — 0.1%
Sealed Air Corp.,
Sr. Unsec’d. Notes, 144A(g) 5.375%	04/15/08	Baa3	215	215,126
Stone Container Finance,
Gtd. Notes 7.375%	07/15/14	B3	250	207,500

				422,626

Distribution/Wholesale
3M Co.,
Sr. Unsec’d. Notes, MTN 5.70%	03/15/37	Aa1	220	217,532

Diversified Operations — 0.1%
Cooper US, Inc.,
Gtd. Notes 6.10%	07/01/17	A3	210	221,662
General Electric Co.,
Sr. Unsec’d. Notes 5.25%	12/06/17	Aaa	310	309,572

				531,234

Electric - Integrated
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes 4.50%	12/15/10	Baa1	200	205,225

Electronic Components & Equipment — 0.1%
Avnet, Inc.,
Sr. Unsec’d. Notes 5.875%	03/15/14	Baa3	265	274,095
Texas Competitive Electric Holdings Co. LLC,
Gtd. Notes, 144A(g) 10.25%	11/01/15	B3	600	597,750

				871,845

Entertainment & Leisure
Time Warner Entertainment Co. LP,
Debs. 7.25%	09/01/08	Baa2	275	278,172

Environmental Services — 0.1%
Waste Management, Inc.,
Gtd. Notes 6.10%	03/15/18	Baa3	405	406,464

Farming & Agriculture — 0.1%
Bunge NA Finance LP,
Gtd. Notes 5.90%	04/01/17	Baa2	315	316,524
Cargill, Inc.,
Notes, 144A(g) 3.625%	03/04/09	A2	460	458,578

				775,102

Financial - Bank & Trust — 1.1%
BAC Capital Trust VI,
Bank Gtd. Notes 5.625%	03/08/35	Aa2	340	294,606
Bank of America Corp.,

Sr. Unsec’d. Notes 4.625%	02/18/14	Aa1	EUR	250	382,906
6.00%	09/01/17(a)	Aa1		635	667,621
Sr. Unsec’d. Notes, MTN 6.125%	12/16/10	Aa1	GBP	215	428,542
Sub. Notes 5.75%	08/15/16	Aa2		245	249,909
Bank One Corp.,
Sub. Notes 5.25%	01/30/13	Aa3		285	290,835
BB&T Capital Trust II,
Bank Gtd. Notes 6.75%	06/07/36	A1		150	130,107
Capital One Capital IV,
Gtd. Notes 6.745%(c)	02/17/37	Baa1		350	249,920
Fannie Mae,
Notes 4.375%	10/15/15	Aaa		800	827,223
FIA Card Services NA,
Notes 4.625%	08/03/09	Aaa		175	177,310
Sub. Notes 7.125%	11/15/12	Aa1		80	88,692
Fifth Third Bancorp,
Sub. Notes 8.25%	03/01/38	A1		190	193,605
Freddie Mac,
Notes 6.00%	06/15/11	Aaa		1,125	1,235,010
Hartford Financial Services Group, Inc.,
Sr. Unsec’d. Notes 5.375%	03/15/17	A2		240	232,576
International Lease Finance Corp.,
Sr. Unsec’d. Notes, MTN 5.45%	03/24/11	A1		575	574,459
Kinder Morgan Finance Co. ULC,
Gtd. Notes(a) 5.70%	01/05/16	Ba2		300	284,250
Northern Trust Corp.,
Sr. Unsec’d. Notes 5.30%	08/29/11	A1		171	181,799
Sub. Notes 4.60%	02/01/13	A1		155	159,320
PNC Funding Corp.,
Bank Gtd. Notes 5.625%	02/01/17	A2		195	185,791
Sovereign Capital Trust VI,
Bank Gtd. Notes 7.908%	06/13/36	Baa1		200	162,620
Wachovia Corp.,
Sr. Unsec’d. Notes 4.375%	08/01/16	Aa3	EUR	250	333,569
Wells Fargo & Co.,
Sr. Unsec’d. Notes 4.875%	01/12/11	Aa1		270	274,685
Wells Fargo Bank NA,
Sub. Notes 4.75%	02/09/15	Aa1		300	292,551

					7,897,906

Financial - Brokerage — 0.2%
Goldman Sachs Group, Inc. (The),
Sub. Notes 6.75%	10/01/37	A1		1,040	967,546

Jefferies Group, Inc.,
Debs.
5.875%	06/08/14	Baa1		126	125,216
Sr. Unsec’d. Notes
6.25%	01/15/36	Baa1		250	189,277

					1,282,039

Financial Services — 2.5%
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
3.625%	10/13/09	Aa3	EUR	210	322,760
American General Finance Corp.,
Gtd. Notes, 144A(g)
6.00%(c)	01/15/47	A3		120	98,886
Sr. Unsec’d. Notes, MTN
5.40%	12/01/15	A1		355	323,184
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
4.50%	04/01/13	Aa2		280	281,986
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
4.25%	02/08/13	A2		270	269,652
5.85%	09/01/17	A2		175	181,112
CIT Group, Inc.,
Sr. Unsec’d. Notes
7.625%	11/30/12	A3		181	150,435
Sr. Unsec’d. Notes, MTN
4.25%	09/22/11	A3	EUR	75	75,931
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.875%	05/21/10	Aa3	EUR	220	334,127
5.50%	08/27/12	Aa3		230	231,306
5.85%	07/02/13	Aa3		540	547,899
Sr. Unsec’d. Notes, MTN
3.50%	08/05/15	Aa3	EUR	160	208,572
Sub. Notes
4.75%(c)	02/10/19	A1	EUR	150	201,138
5.00%	09/15/14	A1		515	485,349
Countrywide Home Loan, Inc., Gtd. Notes, MTN
4.125%	09/15/09	Baa3		400	360,388
Credit Suisse USA, Inc., Gtd. Notes
5.50%	08/16/11	Aa1		205	212,301
Erac USA Finance Co.,
Bonds, 144A(g)
5.60%	05/01/15	Baa2		405	361,259
First Data Corp., Gtd. Notes, 144A(g)
9.875%	09/24/15	B3		600	493,500
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
5.80%	01/12/09	B1		385	366,784
Franklin Resources, Inc.,
Sr. Unsec’d. Notes
3.70%	04/15/08	A1		80	80,033
Freddie Mac,
Notes
5.00%	07/15/14	Aaa		600	647,396
General Electric Capital Corp.,
Sr. Unsec’d. Notes, MTN
5.25%	10/19/12(a)	Aaa		540	561,125
5.625%	09/15/17(a)	Aaa		375	383,722
6.00%	06/15/12	Aaa		1,485	1,583,307
Sub. Notes
4.625%(c)	09/15/46	Aa1	EUR	250	341,515
GMAC LLC,
Sr. Unsec’d. Notes, MTN
5.75%	09/27/10	B1	EUR	130	154,859
Goldman Sachs Group, Inc. (The), Gtd. Notes
6.345%	02/15/34	A1		205	177,509
Sr. Unsec’d. Notes
3.75%	02/04/13	Aa3	EUR	200	280,292
5.125%	10/16/14	Aa3	EUR	300	436,386
6.15%	04/01/18	Aa3		765	763,865
International Lease Finance Corp.,
Sr. Unsec’d. Notes, MTN
4.125%	10/09/08	A1	EUR	180	279,211
5.30%	05/01/12	A1		210	206,481
IntesaBci Capital Trust,
Bank Gtd. Notes
6.988%(c)	07/12/11	A	EUR	150	236,049
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
4.95%	12/17/12	A2		515	533,466
5.50%	04/13/17	A2		155	159,072
JPMorgan Chase & Co.,
Sr. Notes
6.00%	01/15/18	Aa2		770	802,972
Sub. Notes, MTN
4.375%(c)	11/12/19	Aa3	EUR	400	524,318
JPMorgan Chase Capital XXII, Gtd. Notes
6.45%	02/02/37	Aa3		195	168,248
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, MTN
6.375%	05/10/11	A1	EUR	300	445,932
Sub. Notes, MTN
4.625%(c)	03/14/19	A2	EUR	300	360,920
6.75%	12/28/17(a)	A2		80	76,905
Mangrove Bay Pass-Through Trust,
Notes, 144A(g)
6.102%(c)	07/15/33	Baa3		115	84,679
Mellon Funding Corp., Gtd. Notes
6.375%	11/08/11	Aa2	GBP	500	1,009,188
Merrill Lynch & Co.,
Notes(a)
5.45%	02/05/13	A1		260	255,803
Sr. Unsub. Notes, MTN
4.625%	10/02/13	A1	EUR	300	424,400
Morgan Stanley,
Sr. Unsec’d. Notes, MTN
5.125%	11/30/15	Aa3	GBP	150	252,511
6.625%	04/01/18	Aa3		730	730,257
MUFG Capital Finance 1 Ltd.,
Bank Gtd. Notes
6.346%(c)	07/29/49	A2		120	97,788
New York Life Global Funding,
Notes, MTN
4.375%	01/19/17	Aaa	EUR	250	371,758

SLM Corp.,
Sr. Unsec’d. Notes
5.21%(c)	04/01/09	Baa2		155	148,025
US Bancorp,
Notes, MTN
4.50%	07/29/10	Aa2		380	394,546

					18,479,107

Food — 0.1%
Kellogg Co.,
Sr. Unsec’d. Notes
4.25%	03/06/13	A3		405	403,742
SYSCO Corp.,
Sr. Unsec’d. Notes
5.25%	02/12/18	A1		140	143,251
Wrigley, (Wm., Jr.) Co.,
Sr. Unsec’d. Notes
4.65%	07/15/15	A1		80	80,612

					627,605

Healthcare Services — 0.1%
Highmark, Inc.,
Notes, 144A(g)
6.80%	08/15/13	Baa2		185	211,766
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
5.375%	03/15/16	Baa1		335	317,605
WellPoint, Inc.,
Sr. Unsec’d. Notes
5.00%	01/15/11	Baa1		200	201,862

					731,233

Home Builders — 0.1%
Centex Corp.,
Sr. Unsec’d. Notes
5.45%	08/15/12	Ba1		280	236,600
Lennar Corp., Gtd. Notes
5.60%	05/31/15	Ba1		330	244,200
MDC Holdings, Inc., Gtd. Notes
5.50%	05/15/13	Baa3		350	333,193
NVR, Inc.,
Sr. Unsec’d. Notes
5.00%	06/15/10	Baa3		130	129,243

					943,236

Hotels & Motels — 0.1%
Harrahs Operating Co., Inc.,
Gtd. Notes
5.50%	07/01/10	Caa1		290	253,750
Hospitality Properties Trust,
Sr. Unsec’d. Notes
5.625%	03/15/17	Baa2		150	120,294

					374,044

Industrial Products — 0.1%
Enbridge, Inc.,
Sr. Unsec’d. Notes
5.60%	04/01/17	Baa1		200	200,981
Praxair, Inc.,
Sr. Unsec’d. Notes
4.625%	03/30/15	A2		550	555,736

					756,717

Insurance — 0.4%
Ace INA Holdings, Inc., Gtd. Notes
5.70%	02/15/17	A3		235	233,969
5.875%	06/15/14	A3		155	160,122
American International Group, Inc., Jr. Sub. Notes
4.875%(c)	03/15/47	Aa3	EUR	300	355,571
Fund American Cos., Inc., Gtd. Notes
5.875%	05/15/13	Baa2		200	208,480
Genworth Financial, Inc., Jr. Sub. Notes
6.15%(c)	11/15/46	A3		114	95,214
Sr. Unsec’d. Notes
5.75%	06/15/14	A2		329	327,685
MetLife, Inc.,
Sr. Unsec’d. Notes
6.125%	12/01/11	A2		450	482,843
Nationwide Mutual Insurance Co., Bonds, 144A(g)
6.60%	04/15/34	A2		115	99,831
NLV Financial Corp.,
Sr. Notes, 144A(g)
7.50%	08/15/33	Baa2		145	157,776
Principal Financial Group, Inc., Gtd. Notes
6.05%	10/15/36	A2		175	156,947
Security Benefit Life Insurance Co.,
Notes, 144A(g)
7.45%	10/01/33	Baa2		95	86,652
Sun Life Financial Global Funding LP,
Notes, 144A(g)
5.08%(c)	10/06/13	Aa3		285	285,623
Torchmark Corp.,
Sr. Unsec’d. Notes
6.375%	06/15/16	Baa1		185	198,324
Willis North America, Inc., Gtd. Notes
6.20%	03/28/17	Baa2		150	149,692

					2,998,729

Media — 0.4%
Comcast Corp., Gtd. Notes
5.875%	02/15/18	Baa2		375	365,264
6.95%	08/15/37	Baa2		120	120,240
Historic TW, Inc., Gtd. Notes
6.875%	06/15/18	Baa2		425	426,330
Idearc, Inc., Gtd. Notes
8.00%	11/15/16	B3		25	16,187
News America, Inc., Gtd. Notes
6.15%	03/01/37	Baa2		395	373,130
6.40%	12/15/35	Baa2		300	291,156
Sr. Unsec’d. Notes, 144A(g)
6.65%	11/15/37	Baa2		370	373,141
Sinclair Broadcasting Group, Inc., Gtd. Notes
8.00%	03/15/12	Ba3		198	199,980
Time Warner Cable, Inc., Gtd. Notes
5.40%	07/02/12	Baa2		365	358,624
Time Warner, Inc., Gtd. Notes
5.50%	11/15/11	Baa2		190	188,650
Viacom, Inc.,

Sr. Unsec’d. Notes
6.125%	10/05/17	Baa3		95	92,634
6.25%	04/30/16	Baa3		190	184,952

					2,990,288

Medical Supplies & Equipment — 0.1%
Eli Lilly & Co.,
Unsec’d. Notes
5.55%	03/15/37	Aa3		200	192,219
Johnson & Johnson,
Unsec’d. Notes
4.75%	11/06/19	Aaa	EUR	50	79,166
Medtronic, Inc.,
Sr. Unsec’d. Notes
4.75%	09/15/15	A1		420	411,403
Wyeth,
Sr. Unsec’d. Notes
5.95%	04/01/37	A3		195	190,526

					873,314

Metals & Mining — 0.1%
BHP Billiton Finance Ltd., Gtd. Notes
5.40%	03/29/17	A1		180	175,259
Freeport-McMoRan Copper & Gold, Inc.,
Sr. Unsec’d. Notes
8.375%	04/01/17	Ba2		500	530,625
Vale Overseas Ltd.,
Gtd. Notes(a)
6.25%	01/23/17	Baa3		290	288,805

					994,689

Office Equipment
Xerox Corp.,
Sr. Unsec’d. Notes
5.50%	05/15/12	Baa2		85	85,716

Oil & Gas — 0.9%
Amerada Hess Corp.,
Sr. Unsec’d. Notes
7.875%	10/01/29	Baa3		130	154,276
Atmos Energy Corp.,
Sr. Unsub. Notes
4.00%	10/15/09	Baa3		250	248,800
Baker Hughes, Inc.,
Sr. Unsec’d. Notes
6.875%	01/15/29	A2		300	332,431
Boardwalk Pipelines LLC,
Sr. Unsec’d. Notes
5.50%	02/01/17	Baa2		60	58,846
Chesapeake Energy Corp., Gtd. Notes
6.50%	08/15/17	Ba3		450	434,250
ConocoPhillips, Gtd. Notes
5.90%	10/15/32	A1		169	172,756
Devon Financing Corp. ULC., Gtd. Notes
6.875%	09/30/11	Baa1		235	256,498
7.875%	09/30/31	Baa1		130	159,734
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
4.875%	07/01/15	Baa1		170	168,202
5.15%	09/01/14	Baa1		115	116,366
Enterprise Products Operating LP, Gtd. Notes
4.95%	06/01/10	Baa3		215	219,356
6.30%	09/15/17	Baa3		115	115,564
EOG Resources, Inc.,
Sr. Unsec’d. Notes
5.875%	09/15/17	A3		150	157,251
Halliburton Co.,
Sr. Unsec’d. Notes
5.50%	10/15/10	A2		380	400,092
Marathon Oil Corp.,
Sr. Unsec’d. Notes
5.90%	03/15/18	Baa1		345	346,794
6.00%	10/01/17	Baa1		235	238,393
Unsub. Notes
6.60%	10/01/37	Baa1		85	84,453
Nabors Industries, Inc., Gtd. Notes, 144A(g)
6.15%	02/15/18	A3		130	133,079
Panhandle Eastern Pipe Line Co.,
Sr. Notes
4.80%	08/15/08	Baa3		90	90,112
Pemex Project Funding Master Trust, Gtd. Notes
5.75%	03/01/18	Baa1		265	270,401
6.25%	08/05/13	Baa1	EUR	300	486,367
Gtd. Notes, 144A(g)
4.10%(c)	06/15/10	Baa1		195	193,927
Praxair, Inc.,
Sr. Unsec’d. Notes
5.20%	03/15/17	A2		200	203,304
Southern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A(g)
5.90%	04/01/17	Baa3		60	58,652
Sunoco, Inc.,
Sr. Unsec’d. Notes
5.75%	01/15/17	Baa2		190	187,665
Transocean, Inc.,
Sr. Unsec’d. Notes
5.25%	03/15/13	Baa2		125	127,736
Valero Energy Corp.,
Sr. Unsec’d. Notes
6.125%	06/15/17	Baa3		385	388,798
Williams Cos., Inc.,
Sr. Unsec’d. Notes
8.125%	03/15/12	Baa3		450	491,625
XTO Energy, Inc.,
Sr. Unsec’d. Notes
5.65%	04/01/16	Baa2		195	200,039
6.75%	08/04/37	Baa2		90	96,259

					6,592,026

Paper & Forest Products — 0.1%
Georgia-Pacific Corp., Gtd. Notes, 144A(g)
7.125%	01/15/17	Ba3		450	416,250

Pharmaceuticals — 0.1%
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
4.999%(c)	10/02/09	Baa2		205	199,565
Teva Pharmaceutical Finance LLC, Gtd. Notes
5.55%	02/01/16	Baa2		240	241,645

					441,210

Pipelines
Buckeye Partners LP,
Sr. Unsec’d. Notes
6.05%	01/15/18	Baa2		115	117,455

El Paso Natural Gas Co.,
Sr. Unsec’d. Notes
5.95%	04/15/17	Baa3		60	58,851

					176,306

Railroads
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
6.00%	04/30/08	Baa1		295	295,471

Real Estate
ERP Operating LP,
Sr. Unsec’d. Notes
5.25%	09/15/14	Baa1		150	139,179
Regency Centers LP,
Gtd. Notes
5.875%	06/15/17	Baa2		85	77,848

					217,027

Real Estate Investment Trust — 0.1%
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes, MTN
6.125%	11/01/12	Baa1		185	184,698
Federal Realty Investment Trust,
Notes
6.00%	07/15/12	Baa1		110	111,918
Reckson Operating Partnership LP,
Sr. Unsec’d. Notes
6.00%	03/31/16	Ba2		190	162,537
Simon Property Group LP,
Sr. Unsec’d. Notes
5.75%	12/01/15	A3		285	271,111

					730,264

Restaurants
McDonald’s Corp.,
Sr. Unsec’d. Notes
5.30%	03/15/17	A3		195	198,751

Retail & Merchandising — 0.4%
Costco Wholesale Corp.,
Sr. Unsec’d. Notes
5.30%	03/15/12	A2		180	189,613
GSC Holdings Corp.,
Gtd. Notes
8.00%	10/01/12	Ba3		225	237,937
Hasbro, Inc.,
Sr. Unsec’d. Notes
6.30%	09/15/17	Baa2		115	120,154
Home Depot, Inc.,
Sr. Unsec’d. Notes
5.40%	03/01/16	Baa1		210	197,388
JC Penney Corp., Inc.,
Sr. Unsec’d. Notes
9.00%	08/01/12	Baa3		180	197,991
Kroger Co. (The),
Gtd. Notes
8.05%	02/01/10	Baa2		220	234,608
Macy’s Retail Holdings, Inc.,
Gtd. Notes
5.35%	03/15/12	Baa2		140	133,391
Polo Ralph Lauren Corp.,
Sr. Unsec’d. Notes
4.50%	10/04/13	Baa1	EUR	70	104,286
Target Corp.,
Sr. Unsec’d. Notes
5.875%	07/15/16	A2		405	419,748
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
4.75%	01/29/13	Aa2	GBP	500	983,693

					2,818,809

Semiconductors
National Semiconductor Corp.,
Sr. Unsec’d. Notes
6.15%	06/15/12	Baa1		105	107,242

Software
Dun & Bradstreet Corp.,
Sr. Unsec’d. Notes
5.50%	03/15/11	A-(d)		155	161,175

Telecommunications — 0.6%
America Movil SAB de CV,
Gtd. Notes(a)
5.625%	11/15/17	A3		315	311,414
AT&T Broadband Corp.,
Gtd. Notes
8.375%	03/15/13	Baa2		300	333,249
AT&T Corp.,
Gtd. Notes
7.30%	11/15/11	A2		105	113,729
AT&T, Inc.,
Sr. Unsec’d. Notes
4.375%	03/15/13	A2	EUR	250	373,080
5.625%	06/15/16	A2		590	591,673
6.45%	06/15/34	A2		445	434,888
Rogers Wireless, Inc.,
Sr. Sec’d. Notes
6.375%	03/01/14	Baa3		450	446,158
SBC Communications,
Sr. Unsec’d. Notes
5.30%	11/15/10	A2		600	622,554
Sprint Capital Corp.,
Gtd. Notes
6.90%	05/01/19	Baa3		400	315,560
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.35%	02/15/13	A3		560	548,722
Verizon Global Funding Corp.,
Sr. Unsec’d. Notes
7.75%	12/01/30	A3		220	239,031

					4,330,058

Transportation — 0.1%
Burlington North Santa Fe Corp.,
Sr. Unsec’d. Notes(a)
5.65%	05/01/17	Baa1		396	396,537
6.15%	05/01/37	Baa1		327	313,757
Canadian National Railway Co.,
Debs.
6.375%	11/15/37	A3		70	68,463
Union Pacific Corp.,
Sr. Unsec’d. Notes
5.70%	08/15/18	Baa2		175	173,987

					952,744

Utilities — 0.9%
Alabama Power Co.,
Sr. Unsec’d. Notes
3.283% (c)	08/25/09	A2		125	124,521
Appalachian Power Co.,
Sr. Unsub. Notes
6.375%	04/01/36	Baa2		170	156,391

Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
5.90%	10/01/16	Baa2	290	286,575
Black Hills Corp.,
Sr. Unsub. Notes
6.50%	05/15/13	Baa3	190	195,666
Centerpoint Energy, Inc.,
Sr. Notes
7.25%	09/01/10	Ba1	190	201,909
Consumers Energy Co.,
First Mortgage
6.00%	02/15/14	Baa1	170	175,661
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.00%	05/15/35	Baa2	290	257,095
Florida Power & Light Co.,
First Mortgage
6.20%	06/01/36	Aa3	115	119,327
Florida Power Corp.,
First Mortgage
6.35%	09/15/37	A2	235	244,198
Illinois Power Co.,
Sr. Sec’d. Notes, 144A(g)
6.125%	11/15/17	Baa3	80	79,108
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes
5.65%	06/01/17	Baa2	500	490,168
Midamerican Energy Holdings Co.,
Sr. Unsec’d. Notes
6.125%	04/01/36	Baa1	110	106,319
Monongahela Power Co.,
First Mortgage, 144A(g)
5.70%	03/15/17	Baa2	245	250,503
National Gas Co. of Trinidad & Tobago Ltd.,
Notes, 144A(g)
6.05%	01/15/36	A3	155	145,067
Northern States Power,
First Mortgage
5.25%	03/01/18	A2	185	188,137
NRG Energy, Inc.,
Gtd. Notes
7.25%	02/01/14	B1	175	172,812
7.375%	02/01/16	B1	365	357,700
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
4.80%	03/01/14	A3	195	196,689
6.35%	02/15/38	A3	255	258,303
Pacificorp,
First Mortgage
6.25%	10/15/37	A3	90	90,934
Peco Energy Co.,
First Ref. Mortgage
5.35%	03/01/18	A2	120	121,653
Progress Energy, Inc.,
Sr. Unsec’d. Notes
5.625%	01/15/16	Baa2	190	193,758
Public Service Co. of New Mexico,
Sr. Notes
4.40%	09/15/08	Baa2	255	254,467
Public Service Electric & Gas Co.,
Sec’d. Notes, MTN
5.70%	12/01/36	A3	285	272,106
Southern California Edison Co.,
First Ref. Mortgage
5.95%	02/01/38	A2	485	486,099
Southern Co.,
Sr. Unsec’d. Notes
5.30%	01/15/12	A3	100	104,631
Tampa Electric Co.,
Sr. Unsec’d. Notes
6.15%	05/15/37	Baa2	230	214,341
Union Electric Co.,
Sr. Sec’d. Notes
5.40%	02/01/16	A3	300	298,464
Virginia Electric and Power Co.,
Sr. Unsec’d. Notes
6.00%	05/15/37	Baa1	210	204,823
West Penn Power Co.,
First Mortgage, 144A(g)
5.95%	12/15/17	Baa2	170	176,582
Westar Energy, Inc.,
First Mortgage
5.10%	07/15/20	Baa2	145	137,623

				6,561,630

TOTAL CORPORATE OBLIGATIONS (cost $74,014,565)				73,428,480

U.S. TREASURY OBLIGATIONS — 5.7%

U.S. Treasury Bonds
4.75%	02/15/37(a)		5,475	5,888,620
5.00%	05/15/37		93	104,160
5.50%	08/15/28		2,260	2,620,187
U.S. Treasury Notes
2.625%	05/15/08		5,650	5,659,272
2.875%	01/31/13(a)		6,725	6,854,772
3.375%	11/30/12(a)		3,345	3,484,811
4.25%	11/15/14(a)(k)		8,305	9,081,003
4.625%	02/29/12		5,745	6,266,985
4.75%	08/15/17(a)		2,220	2,456,221

TOTAL U.S. TREASURY OBLIGATIONS (cost $41,805,845)				42,416,031

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.6%

American Tower Trust,
Series 2007-1A, Class D, 144A(g)
5.957%	04/15/37	Baa2	260	239,151
Banc of America Commercial Mortgage, Inc.,
Series 2003-1, Class A2
4.648%	09/11/36	AAA(d)	500	486,957
Series 2005-3, Class A2
4.501%	07/10/43	Aaa	670	659,014
Banc of America Mortgage Securities, Inc.,
Series 2004-A, Class 2A2
4.094%(c)	02/25/34	AAA(d)	176	172,736
Series 2004-D, Class 2A2
4.198%(c)	05/25/34	AAA(d)	87	79,928
Series 2004-H, Class 2A2
4.748%(c)	09/25/34	Aaa	92	92,600
Series 2004-I, Class 3A2
4.859%(c)	10/25/34	Aaa	90	84,643
Series 2005-J, Class 2A1

5.091%(c)	11/25/35	Aaa	620	593,740
Series 2005-J, Class 3A1
5.255%(c)	11/25/35	Aaa	267	247,897
Bear Stearns Commercial Mortgage Securities,
Series 2002-TOP8, Class A2
4.83%	08/15/38	AAA(d)	935	919,577
Series 2005-PW10, Class A1
5.085%	12/11/40	AAA(d)	655	653,554
Series 2005-PWR8, Class A4
4.674%	06/11/41	Aaa	425	410,010
Series 2005-PWR9, Class AAB
4.804%	09/15/42	Aaa	600	570,906
Series 2005-T18, Class A1
4.274%(c)	02/13/42	Aaa	299	296,451
Series 2006-PW12, Class A4
5.711%(c)	09/11/38	Aaa	1,100	1,109,765
Series 2006-PW13, Class AAB
5.53%	09/11/41	AAA(d)	1,150	1,125,605
Series 2007-PW15, Class AAB
5.315%	02/11/44	Aaa	500	489,738
Series 2007-PW17, Class A1
5.282%	06/15/37	AAA(d)	880	864,377
Citigroup / Deutsche Bank Commercial Mortgage Trust,
Series 2005-CD1, Class A4
5.225%(c)	07/15/44	Aaa	575	573,981
Series 2006-CD3, Class AAB
5.608%	10/15/48	Aaa	475	474,342
Series 2007-CD4, Class ASB
5.278%	12/11/49	Aaa	1,525	1,494,982
Commercial Mortgage Pass-Through Certificates,
Series 2007-C9, Class A4
5.816% (c)	12/10/49	Aaa	700	699,633
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A3
5.467%	09/15/39	Aaa	1,325	1,284,718
DLJ Commercial Mortgage Corp.,
Series 1999-CG2, Class A1B
7.30% (c)	06/10/32	Aaa	423	430,999
GE Capital Commercial Mortgage Corp.,
Series 2001-1, Class A2
6.531%	05/15/33	Aaa	550	564,459
Series 2005-C4, Class A1
5.082%	11/10/45	Aaa	458	457,430
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class A2
4.305%	08/10/42	Aaa	950	937,182
Series 2005-GG3, Class AAB
4.619%	08/10/42	Aaa	325	310,950
GS Mortgage Securities Corp. II,
Series 2006-GG6, Class A4
5.553%	04/10/38	AAA(d)	525	523,483
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2001-CIB2, Class A2
6.244%	04/15/35	AAA(d)	159	160,976
Series 2001-CIBC, Class A3
6.26%	03/15/33	AAA(d)	423	431,060
Series 2005-LPD4, Class ASB
4.824%(c)	10/15/42	Aaa	950	905,228
Series 2005-LDP5, Class A4
5.179% (c)	12/15/44	Aaa	1,300	1,296,044
Series 2006-CB14, Class A4
5.481%(c)	12/12/44	Aaa	825	817,831
Series 2006-LDP9, Class A1
5.17%	05/15/47	Aaa	909	899,287
LB-UBS Commercial Mortgage Trust,
Series 2003-C8, Class A1
3.636%	11/15/27	Aaa	623	619,482
Series 2005-C1, Class A4
4.742%	02/15/30	Aaa	750	731,662
Series 2006-C1, Class A4
5.156%	02/15/31	AAA(d)	1,050	1,022,169
Morgan Stanley Capital I,
Series 2007-IQ14, Class A4
5.692%	04/15/49	Aaa	250	246,163
Series 2008-T29, Class A4
6.28%	01/11/43	AAA(d)	1,300	1,338,338
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-0, Class 5A1
4.812%(c)	01/25/34	AAA(d)	385	350,788
Series 2005-AR2, Class 2A2
4.541%(c)	03/25/35	Aaa	144	140,162
Series 2006-AR12, Class 1A1
6.023%(c)	09/25/36	Aaa	743	735,839
Series 2006-AR16, Class A1
5.665%(c)	10/25/36	Aaa	597	570,062

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(cost $27,557,436)				27,113,899

ASSET-BACKED SECURITIES — 3.1%
AmeriCredit Automobile Receivables Trust,
Series 2006-RM, Class A3
5.53%	01/06/14	Aaa	560	522,833
Bank of America Credit Card Trust,
Series 2006-A9, Class A9
2.828%(c)	02/15/13	Aaa	1,150	1,122,965
Series 2007-C1, Class C1
3.108%(c)	06/16/14	Baa2	1,000	828,125
BankBoston Home Equity Loan Trust,
Series 1998-1, Class A6
6.35%	02/25/13	Aaa	22	21,645
Capital Auto Receivables Asset Trust,(g)
Series 2006-SN1, Class A4A, 144A
5.32%	03/20/10	AAA(d)	1,175	1,192,645
Series 2006-SN1A, Class B, 144A
5.50%	04/20/10	AA(d)	170	172,532
Capital One Multi-Asset Execution Trust,
Series 2007-C2, Class C2
3.118%(c)	11/17/14	Baa2	1,000	810,938
Series 2007-C3, Class C3
3.108%(c)	04/15/13	Baa2	395	346,343
Series 2008-A1, Class A
3.568%(c)	11/15/12	Aaa	1,300	1,295,842

CenterPoint Energy Transition Bond Co. LLC,
Series 2001-1, Class A4
5.63%	09/15/15	Aaa		275	290,371
Chase Funding Mortgage Loan Asset-Backed Certificates,
Series 2002-2, Class 1M1
5.599%	09/25/31	Aa2		20	18,058
Series 2003-1, Class 1A6
4.458%	03/25/14	Aaa		397	376,463
Citibank Credit Card Issuance Trust,
Series 2006-A2, Class A2
4.85%	02/10/11	Aaa		975	988,340
Series 2007-A5, Class A5
5.50%	06/22/12	Aaa		1,050	1,093,019
CNH Equipment Trust,
Series 2007-A, Class B
5.09%	06/16/14	A3		285	275,810
Daimler Chrysler Auto Trust,
Series 2008-A, Class A3A
3.70%	06/08/12	Aaa		900	896,760
Detroit Edison Securitization Funding LLC,
Series 2001-1, Class A5
6.42%	03/01/15	Aaa		425	460,707
Federal Home Loan Mortgage Corp.,
Series 2614, Class IH, IO(g)
4.50%	05/15/16	Aaa		240	18,134
Series 2627, Class IE, IO(g)
4.50%	04/15/18	Aaa		74	6,276
Series 2631, Class KI, IO(g)
4.50%	01/15/15	Aaa		145	3,755
Series 2686, Class JG
5.50%	04/15/28	Aaa		925	946,898
Series 3195, Class PN
6.50%	08/15/30	Aaa		694	723,011
Series R003, Class VA
5.50%	08/15/16	Aaa		618	642,543
Federal National Mortgage Assoc.,
Series 319, Class 2, IO(g)
6.50%	02/01/32	Aaa		29	5,974
Series 2002-74, Class PJ
5.00%	03/25/15	Aaa		274	275,348
Series 2003-40, Class NI, IO(g)
5.50%	04/01/33	Aaa		46	2,170
Series 2003-92, Class NM
3.50%	04/25/13	Aaa		75	75,033
Series 2004-21, Series AC
4.00%	05/25/16	Aaa		551	553,961
Series 2005-57, Class PA
5.50%	05/25/27	Aaa		453	461,934
GE Capital Credit Card Master Note Trust,
Series 2006-1, Class A
5.08%	09/17/12	Aaa		295	300,716
Series 2007-3, Class C
3.118%(c)	06/15/13	Baa2		525	478,997
GE Equipment Small Ticket LLC,
Series 2005-1A, Class A4, 144A(g)
4.51%	12/22/14	Aaa		475	480,372
Hyundai Auto Receivables Trust,
Series 2006-A, Class A4
5.26%	11/15/12	Aaa		900	919,720
Series 2007-A, Class A3A
5.04%	01/17/12	Aaa		350	354,444
Marriott Vacation Club Owner Trust,(g)
Series 2006-1A, Class A, 144A
5.737%	04/20/28	Aaa		503	525,961
Series 2006-2A, Class A, 144A
5.362%	10/20/28	Aaa		149	155,950
MBNA Credit Card Master Note Trust,
Series 2005-A3, Class A3
4.10%	10/15/12	Aaa		1,075	1,089,762
Series 2006-C3, Class C3
3.108%(c)	10/15/13	Baa2		210	178,280
Nissan Auto Receivables Owner Trust,
Series 2008-A, Class A3
3.89%	07/15/10	Aaa		800	801,369
Peco Energy Transition Trust,
Series 2001-A, Class A1
6.52%	12/31/10	Aaa		475	507,461
PSE&G Transition Funding LLC,
Series 2001-1, Class A6
6.61%	06/15/15	Aaa		500	548,416
Triad Auto Receivables Owner Trust,
Series 2006-B, Class A4
5.52%	11/12/12	Aaa		800	783,412
USAA Auto Owner Trust,
Series 2007-1, Class A4
5.55%	02/15/13	Aaa		800	828,757
Series 2007-2, Class A3
4.90%	02/15/12	Aaa		925	940,366

TOTAL ASSET-BACKED SECURITIES (cost $23,571,118)					23,322,416

SOVEREIGN ISSUES — 1.9%

Argentina Bonos, Bonds
0.82%(c)	09/30/14	B+(d)		2,714	847,920
Belgium Government Bond
3.00%	03/28/10	Aa1	EUR	3,700	5,763,649
Jamaica Government International Bond, Unsec’d. Notes
10.625%	06/20/17	B1		727	859,677
Mexico Government International Bond, Unsub. Notes, MTN
6.375%	01/16/13	Baa1		270	296,595
Republic of Indonesia, Bonds
6.875%	03/09/17	Ba3		3,344	3,523,172
Republic of Serbia, Bonds
3.75%	11/01/24	BB-		1,933	1,768,695
Russian Ministry of Finance, Debs.
3.00%	05/14/11	Baa2		690	661,779
South Africa Government International Bond, Notes
6.50%	06/02/14	Baa1		500	520,625

TOTAL SOVEREIGN ISSUES (cost $14,278,431)					14,242,112

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.8%

Federal Home Loan Bank
5.125%	08/14/13			925	1,002,412
5.60%	06/28/11			105	114,114
Federal Home Loan Mortgage Corp.
5.125%	02/27/09			490	502,411
5.50%	03/01/18 - 09/01/20			1,635	1,669,678
Federal National Mortgage Assoc.
3.25%	08/15/08			210	210,643
4.375%	09/15/12			1,050	1,105,524
4.50%	02/15/11 - 09/01/34			3,036	3,116,418
4.625%	10/15/14			1,500	1,587,708
4.875%	12/15/16			340	360,033
5.50%	08/01/19			514	525,109
6.00%	05/15/11 - 03/01/33			2,817	3,075,182

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $12,658,790)				13,269,232

MUNICIPAL BONDS — 0.7%

Alabama
Mobile Industrial Development Board Pollution Control,
Revenue Bonds
5.00% (c)	06/01/34	A2	230	234,053

California
California State Variable Purpose,
Revenue Bonds
5.25%	04/01/34	A1	105	117,202

District of Columbia — 0.1%
District of Columbia,
General Obigation Bonds
4.75%	06/01/31	Aaa	380	354,969

Florida — 0.1%
Florida State Board of Education,
Revenue Bonds
5.00%	07/01/17	Aaa	195	210,717
Florida State Turnpike Authority,
Revenue Bonds
4.75%	07/01/31	Aaa	230	212,879
Orange County Tourist Development Tax,
Revenue Bonds
5.00%	10/01/18	Aaa	390	414,535

				838,131

Georgia — 0.1%
Atlanta Water & Wastewater,
Revenue Bonds
5.50%	11/01/16	Aaa	190	215,234
5.50%	11/01/17	Aaa	270	305,397
State of Georgia,
General Obligation Bonds
5.00%	07/01/19	Aaa	270	291,762

				812,393

Kansas
Kansas State Development Finance Authority,
Revenue Bonds
5.501%	05/01/34	Aaa	125	129,415

Maryland — 0.1%
County of Baltimore,
General Obligation Bonds
5.00%	02/01/38	Aaa	235	236,617
Maryland State Transportation Authority,
Revenue Bonds
5.00%	07/01/41	Aaa	385	384,969
State of Maryland,
General Obligation Bonds
5.00%	08/01/19	Aaa	385	417,201

				1,038,787

Missouri — 0.1%
Missouri State Highways & Transit Commission,
Revenue Bonds
5.00%	02/01/18	Aaa	500	549,230

New Jersey
New Jersey Transportation Trust Fund Authority,
Revenue Bonds
5.25%	12/15/21	Aaa	190	205,455

New York — 0.1%
New York City Housing Development Corp.,
Revenue Bonds
6.42%	11/01/27	Aa2	185	191,510
New York State Urban Development Corp.,
Revenue Bonds
5.50%	03/15/18	Aaa	190	214,199

				405,709

North Carolina — 0.1%
North Carolina Capital Facilities Finance Agency,
Revenue Bonds
5.00%	10/01/44	Aa1	385	379,906

West Virginia
Tobacco Settlement Finance Authority of West Virginia,
Revenue Bond
7.467%	06/01/47	Baa3	265	252,640

TOTAL MUNICIPAL BONDS (cost $5,265,739)				5,317,890

Shares

PREFERRED STOCK

U.S. Government Agency Obligation
Federal National Mortgage Assoc., Perpetual Series, 8.25% (cost $185,000)	7,400	177,970

	Units

WARRANT*

Republic of Venezuela, expiring on 04/15/2020 (Venezuela)(g) (cost $0)	1,250	—

TOTAL LONG-TERM INVESTMENTS (cost $672,402,957)		708,771,840

				Shares

SHORT-TERM INVESTMENTS — 7.2%

AFFILIATED MONEY MARKET MUTUAL FUND — 5.2%
Dryden Core Investment Fund - Taxable Money Market Series (cost $39,304,035; includes $27,183,181 of cash collateral for securities on loan)(b)(w)				39,304,035	39,304,035

FOREIGN TREASURY BILLS(n) — 2.0%

				Principal Amount (000)#

Egypt Treasury Bills (Egypt)
5.96%	09/16/08	NR	EGP	3,300	584,621
7.38%	05/20/08	Aa3	EGP	42,000	7,645,684
7.46%	04/22/08	Aa2	EGP	13,500	2,469,683
8.64%	04/15/08	A3	EGP	22,800	4,176,042

TOTAL FOREIGN TREASURY BILLS (cost $14,551,183)					14,876,030

TOTAL SHORT-TERM INVESTMENTS (cost $53,855,218)					54,180,065

TOTAL INVESTMENTS(o) — 102.0% (cost $726,258,175)	762,951,905
Liabilities in excess of other assets(x) — (2.0)%	(15,147,517)

NET ASSETS — 100.0%	$747,804,388

The following abbreviations are used in portfolio descriptions:

144A

Security was pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

IO	Interest Only

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s

TBA	To Be Announced

TIP	Treasury Inflation Protected

ULC	Unlimited Liability Corp.

AED	United Arab Emerates

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CNY	Chinese Yuan

DKK	Danish Krone

EGP	Egyptian Pound

EUR	Euro

GBP	British Pound

HUF	Hungarian Forint

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

KWD	Kuwaiti Dinar

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

NWD	New Taiwanese Dollar

PLZ	Polish Zloty

QAR	Qatari Riyal

RUB	Russian Ruble

SEK	Swedish Krona

SGD	Singapore Dollar

TRY	Turkish Lira

ZAR	South African Rand

#	Principal amount is shown in U.S. dollars unless otherwise stated.

†	The rating reflected is as of March 31, 2008. Rating of certain bonds may have changed subsequent to that date.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $26,694,074; cash collateral of $27,183,181 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(k)	Securities segregated as collateral for futures contracts.

(n)	Rates shown are the effective yields at purchase date.

(o)

As of March 31, 2008, 1 security representing $0.00 and 0.00% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees. This amount was valued using Significant Unobservable Inputs (Level 3, as defined below)

(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts as follows:

Futures contracts open at March 31, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2008	Unrealized Appreciation (Depreciation)

Long Positions:
230	2 Year Euro-Schatz	Jun 08	$38,235,898	$37,947,222	$(288,676)
95	5 Year Euro-Bobl	Jun 08	16,747,296	16,555,746	(191,550)
36	5 Year U.S. Treasury Bonds	Jun 08	4,044,938	4,112,438	67,500
20	10 Year Euro-Bund	Jun 08	3,737,548	3,662,083	(75,465)
24	10 Year U.S. Treasury Bonds	Jun 08	2,753,812	2,854,875	101,063
15	20 Year U.S. Treasury Bonds	Jun 08	1,723,476	1,781,953	58,477

					(328,651)

Short Positions:

45	10 Year Canadian Bonds	Jun 08	5,237,957	5,251,206	(13,249)
217	10 Year U.S. Treasury Bonds	Jun 08	25,085,141	25,812,828	(727,687)

					(740,936)

					$(1,069,587)

Forward foreign currency exchange contracts outstanding at March 31, 2008:

Purchase Contracts		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)

Australian Dollar,
Expiring 05/15/08	AUD	9,924	$8,982,524	$9,015,638	$33,114
Brazilian Real,
Expiring 05/15/08	BRL	1,171	680,000	661,644	(18,356)
British Pound,
Expiring 05/15/08	GBP	2,989	5,827,314	5,910,933	83,619
Canadian Dollar,
Expiring 05/15/08	CAD	643	646,193	625,679	(20,514)
Chinese Yuan,
Expiring 06/16/08	CNY	43,863	6,024,000	6,410,477	386,477
Expiring 07/23/08	CNY	43,794	6,088,000	6,480,006	392,006
Expiring 09/25/08	CNY	47,890	6,749,000	7,234,917	485,917
Expiring 12/08/08	CNY	96,965	14,274,000	14,919,003	645,003
Danish Krone,
Expiring 05/15/08	DKK	6,892	1,338,402	1,456,223	117,821
Euro,
Expiring 05/15/08	EUR	33,586	50,878,676	52,926,846	2,048,170
Hungarian Forint,
Expiring 05/15/08	HUF	525,490	2,976,786	3,161,637	184,851
Indian Rupee,
Expiring 05/27/08	INR	448,134	11,236,000	11,117,229	(118,771)
Japanese Yen,
Expiring 05/15/08	JPY	5,409,087	52,107,916	54,413,717	2,305,801
Korean Won,
Expiring 05/15/08	KRW	8,983,248	9,477,000	9,077,656	(399,344)
Kuwaiti Dinar,
Expiring 12/04/08	KWD	946	3,500,000	3,619,068	119,068
Expiring 12/15/08	KWD	1,000	3,704,000	3,831,768	127,768
Malaysian Ringgit,
Expiring 05/15/08	MYR	5,680	1,751,000	1,775,559	24,559
Mexican Peso,
Expiring 05/15/08	MXN	6,118	564,000	571,423	7,423
New Taiwanese Dollar,
Expiring 04/07/08	NWD	223,141	6,964,000	7,357,985	393,985
Expiring 05/15/08	NWD	22,646	750,043	753,179	3,136
Expiring 11/17/08	NWD	219,195	7,012,000	7,466,196	454,196
Expiring 02/13/09	NWD	107,260	3,460,000	3,678,593	218,593
Norwegian Krone,

Expiring 05/15/08	NOK	44,862	8,093,351	8,775,188	681,837
Polish Zloty,
Expiring 05/15/08	PLZ	33,119	13,381,499	14,825,942	1,444,443
Qatari Riyal,
Expiring 12/10/08	QAR	12,816	3,582,000	3,606,629	24,629
Russian Ruble,
Expiring 05/15/08	RUB	544,008	21,989,000	23,062,467	1,073,467
Singapore Dollar,
Expiring 05/15/08	SGD	22,536	15,979,665	16,406,842	427,177
South African Rand,
Expiring 05/15/08	ZAR	1,121	139,200	136,646	(2,554)
Swedish Krona,
Expiring 05/15/08	SEK	70,042	10,787,099	11,759,368	972,269
Swiss Franc,
Expiring 05/15/08	CHF	7,690	7,223,857	7,744,188	520,331
Turkish Lira,
Expiring 05/15/08	TRY	459	362,000	338,104	(23,896)
United Arab Emerates,
Expiring 12/04/08	AED	12,422	3,500,000	3,454,484	(45,516)
Expiring 12/15/08	AED	13,145	3,675,000	3,658,637	(16,363)
Expiring 01/28/09	AED	12,786	3,560,000	3,569,508	9,508
Expiring 02/11/09	AED	14,613	4,091,000	4,083,548	(7,452)

			$301,354,525	$313,886,927	$12,532,402

Sale Contracts		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)

Australian Dollar,
Expiring 05/15/08	AUD	6,420	$5,903,092	$5,832,961	$70,131

Brazilian Real,
Expiring 05/15/08	BRL	15,185	8,801,000	8,580,410	220,590
Expiring 06/23/08	BRL	13,481	7,838,000	7,556,008	281,992
British Pound,
Expiring 05/15/08	GBP	916	1,815,000	1,812,640	2,360
Canadian Dollar,
Expiring 05/15/08	CAD	470	464,000	457,528	6,472
Chinese Yuan,
Expiring 06/16/08	CNY	43,863	6,115,829	6,410,477	(294,648)
Expiring 07/23/08	CNY	43,794	6,142,252	6,480,006	(337,754)
Expiring 09/25/08	CNY	47,890	6,985,181	7,234,917	(249,736)
Expiring 12/08/08	CNY	96,965	14,497,216	14,919,003	(421,787)
Euros,
Expiring 05/15/08	EUR	19,357	29,425,939	30,507,045	(1,081,106)
Hungarian Forint,
Expiring 05/15/08	HUF	3,152,086	17,895,192	18,964,687	(1,069,495)
Indian Rupee,
Expiring 05/27/08	INR	146,138	3,560,000	3,625,365	(65,365)
Japanese Yen,
Expiring 05/15/08	JPY	973,940	9,617,857	9,799,516	(181,659)
Mexican Peso,
Expiring 05/15/08	MXN	158,231	14,603,957	14,779,572	(175,615)
New Taiwanese Dollar,
Expiring 04/07/08	NWD	223,141	7,407,181	7,357,985	49,196

Expiring 05/15/08	NWD	22,646	742,000	753,179	(11,179)
Expiring 11/17/08	NWD	25,979	890,000	884,897	5,103
Polish Zloty,
Expiring 05/15/08	PLZ	13,645	5,645,000	6,108,436	(463,436)
Qatari Riyal,
Expiring 12/10/08	QAR	12,774	3,560,000	3,594,696	(34,696)
South African Rand,
Expiring 05/15/08	ZAR	663	84,056	80,866	3,190
Swedish Krona,
Expiring 05/15/08	SEK	1,686	275,000	283,027	(8,027)
Singapore Dollar,
Expiring 05/15/08	SGD	5,651	4,006,000	4,114,277	(108,277)
Turkish Lira,
Expiring 05/15/08	TRY	24,539	19,435,136	18,083,241	1,351,895

			$175,708,888	$178,220,739	$(2,511,851)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$39,482,005	$(1,069,587)
Level 2 - Other Significant Observable Inputs	723,469,900	10,020,551
Level 3 - Significant Unobservable Inputs	—	—

Total	$762,951,905	$8,950,964

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities*	Other Financial Instruments

Balance as of 12/31/07	—	—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 3/31/08	—	—

* At 12/31/07 and 3/31/08, the Portfolio had 1 Level 3 security with a market value of $0.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2008 were as follows:

Sovereign Issues	42.3%
U.S. Government Agency Mortgage-Backed Securities	13.0
Financial - Bank & Trust	7.3
U.S. Treasury Obligations	5.7
Affiliated Money Market Mutual Fund (3.6% represents investments purchased with collateral from securities on loan)	5.2
Financial Services	4.4
Collateralized Mortgage Obligations	3.6
Asset-Backed Securities	3.1
Banks	2.1
Foreign Treasury Bills	2.0
U.S. Government Agency Obligations	1.8
Telecommunications	1.5
Municipal Bonds	1.4
Oil & Gas	1.2
Utilities	1.0
Foreign Government Bonds	0.9
Insurance	0.8
Media	0.5
Retail & Merchandising	0.4
Electronic Components & Equipment	0.2
Metals & Mining	0.2
Automobile Manufacturers	0.2
Food	0.2
Soveign Bonds	0.2
Construction	0.2
Financial - Brokerage	0.2
Diversified Financial Services	0.2
Diversified Operations	0.2
Pharmaceuticals	0.2
Electric	0.1
Aerospace	0.1
Consumer Products & Services	0.1
Transportation	0.1
Home Builders	0.1
Medical Supplies & Equipment	0.1
Tobacco	0.1
Farming & Agriculture	0.1
Industrial Products	0.1
Healthcare Services	0.1
Real Estate Investment Trust	0.1
Advertising	0.1
Environmental Services	0.1
Chemicals	0.1
Paper & Forest Products	0.1
Computer Services & Software	0.1
Containers & Packaging	0.1
Hotels & Motels	0.1

102.0%
Liabilities in excess of other assets	(2.0)

100.0%

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS —98.7%

COMMON STOCKS

Advertising — 0.7%
Lamar Advertising Co. (Class A
Stock)*(a)	376,418	$13,524,699

Aerospace — 2.4%
General Dynamics Corp.	321,800	26,828,466
Lockheed Martin Corp.	177,800	17,655,540

		44,484,006

Building & Construction —1.1%
Foster Wheeler Ltd.*	342,900	19,414,998

Business Services —2.1%
Accenture Ltd. (Class A Stock)
(Bermuda)(a)	1,077,300	37,888,641

Chemicals — 1.9%
Praxair, Inc.	415,400	34,989,142

Commercial Services —0.4%
McGraw-Hill Cos., Inc. (The)	223,700	8,265,715

Computer Hardware —1.0%
Dell, Inc.*	900,000	17,928,000

Computer Services & Software —6.6%
Autodesk, Inc.*(a)	234,500	7,382,060
Automatic Data Processing, Inc.	376,800	15,972,552
Electronic Arts, Inc.*(a)	620,800	30,990,336
Microsoft Corp.	2,308,500	65,515,230

		119,860,178

Computers — 2.2%
Apple, Inc.*	284,300	40,797,050

Construction — 1.1%
McDermott International,
Inc.*(a)	369,800	20,272,436

Electronic Components & Equipment —2.8%
General Electric Co.	829,200	30,688,692
Nintendo Co., Ltd. (Japan)	321,800	20,772,254

		51,460,946

Entertainment & Leisure —2.6%
International Game
Technology(a)	732,600	29,457,846
Las Vegas Sands Corp.*(a)	238,800	17,585,232

		47,043,078

Financial - Brokerage —0.8%
Visa, Inc. (Class A Stock)*	225,000	14,031,000

Financial Services —7.3%
Franklin Resources, Inc.	358,400	34,761,216
Morgan Stanley	765,900	35,001,630
State Street Corp.	799,100	63,128,900

		132,891,746

Healthcare Products —0.9%
Stryker Corp.(a)	243,500	15,839,675

Healthcare Services —0.5%
Humana, Inc.*	210,800	9,456,488

Hotels & Motels — 2.5%
Marriott International, Inc.
(Class A Stock)	959,745	32,976,838
MGM Mirage*(a)	212,305	12,477,165

		45,454,003

Internet Services —8.2%
Expedia, Inc.*(a)	693,300	15,176,337
Google, Inc. (Class A Stock)*	142,600	62,811,022
Juniper Networks, Inc.*(a)	2,522,800	63,070,000
Monster Worldwide, Inc.*(a)	390,100	9,444,321

		150,501,680

Manufacturing — 3.6%
Danaher Corp.	860,300	65,408,609

Medical Supplies & Equipment —3.3%
Medtronic, Inc.	742,500	35,914,725
St. Jude Medical, Inc.*(a)	565,500	24,423,945

		60,338,670

Metals & Mining — 1.1%
Freeport-McMoRan Copper &
Gold, Inc.(a)	206,200	19,840,564

Oil & Gas — 3.8%
Schlumberger Ltd.
(Netherlands)	584,600	50,860,200
Suncor Energy, Inc.	185,500	17,872,925

		68,733,125

Pharmaceuticals —9.8%
Allergan, Inc.(a)	445,500	25,121,745
Celgene Corp.*(a)	419,400	25,705,026
Genentech, Inc.*	418,300	33,957,594
Gilead Sciences, Inc.*(a)	1,282,913	66,108,507
McKesson Corp.	298,600	15,637,682
Schering-Plough Corp.	797,200	11,487,652

		178,018,206

Restaurants — 1.3%
Yum! Brands, Inc.	639,300	23,788,353

Retail & Merchandising —9.7%
Amazon.com, Inc.*(a)	867,547	61,856,101
Bed Bath & Beyond, Inc.*(a)	594,100	17,525,950
CVS Corp.	1,175,583	47,622,868
Kohl’s Corp.*(a)	720,100	30,885,089
Target Corp.	369,400	18,721,192

		176,611,200

Semiconductors —8.0%
Applied Materials, Inc.(a)	1,379,620	26,916,386
Broadcom Corp. (Class A
Stock)*	1,210,800	23,332,116
Intel Corp.(a)	1,487,300	31,501,014
Marvell Technology Group Ltd.
(Bermuda)*(a)	2,737,700	29,786,176
Xilinx, Inc.(a)	1,454,700	34,549,125

		146,084,817

Telecommunications —11.3%
American Tower Corp. (Class A
Stock)*(a)	1,679,300	65,845,353
Cisco Systems, Inc.*	525,400	12,656,886
Corning, Inc.	2,083,300	50,082,532
Crown Castle International
Corp.*(a)	623,500	21,504,515

MetroPCS Communications,
Inc.*(a)	1,173,656	19,952,152
QUALCOMM, Inc.	888,700	36,436,700

		206,478,138

Transportation — 1.7%
Expeditors International
Washington, Inc.(a)	688,500	31,106,430

TOTAL LONG-TERM INVESTMENTS
(cost $1,871,691,055)		1,800,511,593

SHORT-TERM INVESTMENT —22.0%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund -
Taxable Money Market Series
(cost $401,705,703; includes
$389,679,314 of cash
collateral for securities on
loan)(b)(w)	401,705,703	401,705,703

TOTAL INVESTMENTS —120.7%
(cost $2,273,396,758)		2,202,217,296

Liabilities in excess of other assets —
(20.7)%		(377,264,269)

NET ASSETS — 100.0%		$1,824,953,027

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $381,385,092; cash collateral of $389,679,314 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund - Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 -	quoted prices in active markets for identical securities

Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$2,202,217,296	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$2,202,217,296	—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and March 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 96.8%

COMMON STOCKS

Building & Construction — 1.2%
Foster Wheeler Ltd.*	199,260	$11,282,101

Chemicals — 4.5%
Air Products & Chemicals, Inc.	33,500	3,082,000
Albemarle Corp.	71,600	2,614,832
Dow Chemical Co.	114,200	4,208,270
L’Air Liquide (France)	26,419	4,027,854
Potash Corp. of Saskatchewan, Inc. (Canada)	144,100	22,365,761
Praxair, Inc.	64,700	5,449,681

		41,748,398

Construction — 3.0%
Chicago Bridge & Iron Co. NV (Netherlands)(a)	155,100	6,086,124
China Railway Construction Corp. (China)*	1,657,500	2,278,819
McDermott International, Inc.*	173,100	9,489,342
Technip SA (France)	122,477	9,538,514

		27,392,799

Containers & Packaging — 0.3%
Smurfit-Stone Container Corp.*(a)	409,562	3,153,628

Diversified Metals — 2.6%
Companhia Vale do Rio Doce, ADR (Brazil)(a)	519,700	18,002,408
EnergySolutions, Inc.	125,100	2,869,794
Nucor Corp.	49,000	3,319,260

		24,191,462

Electronic Components & Equipment — 0.5%
General Cable Corp.*(a)	15,900	939,213
Iberdrola Renovables (Spain)*	559,451	3,895,074

		4,834,287

Energy Services — 4.1%
Duke Energy Corp.(a)	198,200	3,537,870
Edison International	48,200	2,362,764
NRG Energy, Inc.*(a)	237,600	9,264,024
Peabody Energy Corp.(a)	263,700	13,448,700
W-H Energy Services, Inc.*(a)	130,200	8,964,270

		37,577,628

Exploration & Production — 7.5%
Devon Energy Corp.	158,514	16,537,766
Encore Acquisition Co.*(a)	167,100	6,730,788
Murphy Oil Corp.	285,700	23,467,398
Nexen, Inc. (Canada)	77,700	2,300,697
Royal Dutch Shell PLC, ADR (United Kingdom)(a)	288,700	19,914,526

		68,951,175

Financial Service — 0.4%
Franco Nevada Corp. (Canada)*	169,300	3,339,983

Forest Products — 0.5%
Domtar Corp. (Canada)(a)*	601,640	4,109,201

Gas Transmission & Distribution — 0.4%
Spectra Energy Corp.(a)	147,800	3,362,450

Industrial Products — 0.1%

Tmk OAO, GDR (Russia)	38,850	1,262,625

Integrated Petroleum — 9.8%
Baker Hughes, Inc.	208,600	14,289,100
BP PLC, ADR (United Kingdom)(a)	212,200	12,869,930
ChevronTexaco Corp.	72,356	6,176,308
Eni SpA, ADR (Italy)(a)	130,300	8,874,733
Exxon Mobil Corp.	294,100	24,874,978
LUKOIL, ADR (Russia)(a)	71,000	6,070,500
Total Fina SA, ADR (France)	225,000	16,652,250

		89,807,799

Machinery & Equipment — 6.4%
Atlas Copco AB (Sweden)	235,200	4,017,738
Bucyrus International, Inc. (Class A Stock)	50,300	5,112,995
Caterpillar, Inc.(a)	106,200	8,314,398
Deere & Co.	140,700	11,317,908
Finning International, Inc. (Canada)	128,100	3,627,909
Grant Prideco, Inc.*	210,100	10,341,122
Joy Global, Inc.	137,000	8,926,920
Terex Corp.*	119,800	7,487,500

		59,146,490

Metals & Mining — 12.0%
Agnico Eagle Mines Ltd. (China)(a)	176,800	11,971,128
Arch Coal, Inc.(a)	486,500	21,162,750
Barrick Gold Corp. (Canada)(a)	157,700	6,852,065
BHP Billiton Ltd. (Australia)	384,371	12,579,236
CONSOL Energy, Inc.	274,700	19,006,493
Freeport-McMoRan Copper & Gold, Inc.(a)	72,503	6,976,239
Rio Tinto PLC (United Kingdom)	199,021	20,669,555
Teck Cominco Ltd. (Class B Stock) (Canada)	175,500	7,188,480
Xstrata PLC (Switzerland)	62,561	4,379,158

		110,785,104

Oil & Gas — 17.1%
Bill Barrett Corp.*(a)	78,500	3,709,125
Compton Petroleum Corp. (Canada)*	422,800	4,688,852
Diamond Offshore Drilling, Inc.(a)	208,600	24,281,040
Electromagnetic GeoService (Norway)*	242,650	1,286,547
Halliburton Co.	101,400	3,988,062
Key Energy Services, Inc.*	44,800	601,216
McMoRan Exploration Co.*(a)	240,500	4,158,245
Nabors Industries Ltd.*(a)	134,900	4,555,573
Novatek Oao (Russia)	18,300	1,476,810
OAO Gazprom, ADR (Russia)	97,600	4,977,600
Petroleo Brasileiro SA, ADR (Brazil)(a)	106,500	9,019,485
Saipem SpA (Italy)	100,235	4,057,444
Schlumberger Ltd.	359,800	31,302,600
StatoilHydro ASA (Norway)	504,400	15,115,112
Sunoco, Inc.(a)	109,300	5,734,971
TETRA Technologies, Inc.*	131,100	2,076,624
Transocean, Inc.*(a)	117,194	15,844,629
Trican Well Service Ltd. (Canada)	297,500	6,228,530
Valero Energy Corp.	85,434	4,195,664

Williams Cos., Inc.	321,000	10,586,580

		157,884,709

Oil Field Equipment & Services — 3.3%
Cameron International Corp.*(a)	722,400	30,080,736

Paper & Forest Products — 1.8%
International Paper Co.(a)	289,800	7,882,560
Potlatch Corp.(a)	97,900	4,040,333
Weyerhaeuser Co.(a)	67,771	4,407,826

		16,330,719

Petroleum Exploration & Production — 15.1%
Anadarko Petroleum Corp.	97,400	6,139,122
BG Group PLC (United Kingdom)	453,961	10,514,071
BJ Services Co.(a)	530,200	15,116,002
Canadian Natural Resources Ltd. (Canada)	318,300	21,727,158
ConocoPhillips	249,456	19,011,042
EOG Resources, Inc.	134,700	16,164,000
FMC Technologies, Inc.*(a)	154,000	8,761,060
Newfield Exploration Co.*	52,000	2,748,200
Noble Corp. (Cayman Islands)(a)	279,000	13,857,930
Smith International, Inc.	350,100	22,486,923
XTO Energy, Inc.	42,870	2,651,938

		139,177,446

Railroads — 0.5%
Burlington Northern Santa Fe Corp.	54,000	4,979,880

Real Estate Investment Trust — 1.5%
AMB Property Corp.(a)	62,700	3,412,134
Boston Properties, Inc.(a)	33,400	3,075,138
Camden Property Trust(a)	41,500	2,083,300
Duke-Weeks Realty Corp.(a)	57,630	1,314,540
ProLogis	44,015	2,590,723
Simon Property Group, Inc.(a)	11,800	1,096,338

		13,572,173

Steel Producers — 0.3%
Tenaris SA, ADR (Luxembourg)	55,500	2,766,675

Telecommunications — 1.0%
Quanta Services, Inc.*(a)	408,396	9,462,535

Utilities — 2.9%
Dynegy, Inc. (Class A Stock)*	1,726,600	13,622,874
Exelon Corp.	53,400	4,339,818
Reliant Energy, Inc.*(a)	367,700	8,696,105

		26,658,797

TOTAL LONG-TERM INVESTMENTS
(cost $736,795,250)		891,858,800

SHORT-TERM INVESTMENT — 26.6%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $244,815,489; includes $211,940,089 of cash collateral for securities on loan)(b)(w)	244,815,489	244,815,489

TOTAL INVESTMENTS — 123.4%
(cost $981,610,739)		1,136,674,289
Liabilities in excess of other assets — (23.4)%		(215,813,783)

NET ASSETS — 100.0%		$920,860,506

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $205,321,080; cash collateral of $211,940,089 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$1,136,674,289	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$1,136,674,289	—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and March 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

AST UBS DYNAMIC ALPHA PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 86.8%

COMMON STOCKS — 86.4%

Advertising — 0.6%
Interpublic Group of Cos., Inc. (The)*	192,200	$1,616,402
Omnicom Group, Inc.	50,100	2,213,418
R.H. Donnelley Corp.*	46,300	234,278

		4,064,098

Aerospace — 0.5%
General Dynamics Corp.	9,000	750,330
Spirit AeroSystems Holdings, Inc.*	18,400	408,112
United Technologies Corp.	30,100	2,071,482

		3,229,924

Aerospace & Defense — 0.4%
BE Aerospace, Inc.*	36,600	1,279,170
Boeing Co. (The)	13,400	996,558

		2,275,728

Air Freight & Logistics — 0.2%
Deutsche Post AG (Germany)	40,414	1,234,605

Airlines — 0.3%
British Airways PLC (United Kingdom)*	123,230	572,899
Qantas Airways Ltd. (Australia)	102,679	368,785
Southwest Airlines Co.	88,300	1,094,920

		2,036,604

Auto Parts & Related — 0.1%
WABCO Holdings, Inc. (Belgium)	11,200	510,944

Automobile Dealers
Lookers PLC (United Kingdom)	28,686	51,381

Automobile Manufacturers — 1.5%
Bayerische Motoren Werke AG (Germany)	7,775	429,496
DaimlerChrysler AG (Germany)	42,160	3,604,244
Honda Motor Co. Ltd. (Japan)	25,900	739,221
PACCAR, Inc.	61,800	2,781,000
Renault SA (France)	8,161	903,184
Toyota Motor Corp. (Japan)	25,400	1,266,433

		9,723,578

Automotive Parts — 0.9%
BorgWarner, Inc.	60,100	2,586,103
Compagnie Generale des Establissements Michelin (Class B Stock) (France)	3,916	408,781
Johnson Controls, Inc.	82,000	2,771,600
Tomkins PLC (United Kingdom)	70,843	251,318

		6,017,802

Beverages — 1.3%
Anheuser-Busch Cos., Inc.	12,100	574,145
Constellation Brands, Inc. (Class A Stock)*	136,800	2,417,256
Diageo PLC (United Kingdom)	57,052	1,150,393
Fortune Brands, Inc.	36,700	2,550,650
Majestic Wine PLC (United Kingdom)	13,018	57,356
PepsiCo, Inc.	9,200	664,240
Starbucks Corp.*	50,800	889,000

		8,303,040

Biotechnology — 0.1%
Amgen, Inc.*	15,200	635,056

Broadcasting — 0.5%
British Sky Broadcasting Group PLC (United Kingdom)	54,953	606,929
ITV PLC (United Kingdom)	208,293	261,674
News Corp. (Class A Stock)	138,300	2,593,125
SMG PLC (United Kingdom)	427,894	93,414

		3,555,142

Building Materials — 1.3%
CRH PLC (Ireland)	83,457	3,172,739
Holcim Ltd. (Switzerland)	8,851	929,573
Martin Marietta Materials, Inc.	7,300	775,041
Masco Corp.	184,500	3,658,635

		8,535,988

Business Services — 0.4%
Accenture Ltd. (Class A Stock) (Bermuda)	26,100	917,937
Dun & Bradstreet Corp.	18,200	1,481,116
Rentokil Initial PLC (United Kingdom)	120,167	231,930
Speedy Hire PLC (United Kingdom)	4,792	72,374
Taylor Nelson Sofres PLC (United Kingdom)	63,835	200,486

		2,903,843

Cable Television — 0.8%
Comcast Corp. (Class A Stock)	261,500	5,057,410

Chemicals — 1.4%
Ecolab, Inc.	16,300	707,909
Henkel KGaA (Germany)	68,627	3,172,350
Praxair, Inc.	42,100	3,546,083
Shin-Etsu Chemical Co. Ltd. (Japan)	12,400	640,650
Yule Catto & Co. PLC (United Kingdom)	36,814	114,343
Zoltek Cos., Inc.*	28,400	753,168

		8,934,503

Clothing & Apparel — 0.1%
Coach, Inc.*	30,000	904,500
Ted Baker PLC (United Kingdom)	8,413	69,959

		974,459

Commercial Banks — 0.9%
Alpha Bank (Greece)	14,111	467,835
Bank of Ireland (Ireland)	258,800	3,848,844
Bank of Yokohama Ltd. (The) (Japan)	59,000	400,712
City National Corp.	11,700	578,682
Westpac Banking Corp. (Australia)	18,453	400,525

		5,696,598

Commercial Services
Ashtead Group PLC (United Kingdom)	62,696	77,146

Commercial Services & Supplies — 0.1%
Adecco SA (Switzerland)	11,862	685,012

Computer Hardware — 0.8%
Affiliated Computer Services,
Inc. (Class A Stock)*	10,800	541,188
Apple, Inc.*	18,600	2,669,100
Dell, Inc.*	58,500	1,165,320
Lexmark International, Inc. (Class A Stock)*	25,500	783,360

		5,158,968

Computer Services & Software — 1.9%
Anite Group PLC (United Kingdom)	38,221	30,342
Automatic Data Processing, Inc.	19,700	835,083
Capgemini SA (France)	7,899	449,814
Casio Computer Co. Ltd. (Japan)	24,600	360,066
Cognizant Technology
Solutions Corp. (Class A Stock)*	48,800	1,406,904
Computacenter PLC (United Kingdom)	3,009	10,242
Intuit, Inc.*	43,500	1,174,935
LogicaCMG PLC (United Kingdom)	334,921	702,917
MICROS Systems, Inc.*	23,100	777,546
NCR Corp.*	57,600	1,315,008
NetApp, Inc.*	121,271	2,431,484
Nuance Communications, Inc.*	77,100	1,342,311
Phoenix IT Group PLC (United Kingdom)	9,174	52,619
Red Hat, Inc.*	12,200	224,358
Teradata Corp.*	39,700	875,782
TietoEnator Oyj (Finland)	15,162	374,376

		12,363,787

Conglomerates — 0.1%
ITT Industries, Inc.	8,200	424,842

Construction — 0.3%
Galliford Try PLC (United Kingdom)	41,078	53,195
McDermott International, Inc.*	23,000	1,260,860
Technip SA (France)	4,358	339,401
Travis Perkins PLC (United Kingdom)	2,970	63,188

		1,716,644

Consumer Products & Services — 0.6%
Bare Escentuals, Inc.*	69,100	1,618,322
Dignity PLC (United Kingdom)	5,877	89,752
Galiform PLC (United Kingdom)*	59,818	94,083
IMI PLC (United Kingdom)	25,719	232,118
Lauder, (Estee) Cos., Inc.(The) (Class A Stock)	13,700	628,145
Procter & Gamble Co.	13,300	931,931

		3,594,351

Containers & Packaging — 0.1%
British Polythene Industries (United Kingdom)	6,406	30,131
Gerresheimer AG (Germany)	12,208	614,245

		644,376

Diversified Financial Services — 3.3%
Bank of New York Mellon Corp. (The)	67,009	2,796,286
BlackRock, Inc.	2,200	449,196
Citigroup, Inc.	288,400	6,177,528
Discover Financial Services LLC	116,731	1,910,886
Goldman Sachs Group, Inc. (The)	2,500	413,475
JPMorgan Chase & Co.	2,500	107,375
MasterCard, Inc. (Class A Stock)	16,600	3,701,634
Morgan Stanley	130,800	5,977,560

		21,533,940

Diversified Operations — 1.6%
General Electric Co.	282,500	10,455,325
Ordina NV (Netherlands)	4,508	73,875

		10,529,200

Education — 0.2%
BPP Holdings PLC (United Kingdom)	12,078	127,044
ITT Educational Services, Inc.*	7,800	358,254
Strayer Education, Inc.	6,200	945,500

		1,430,798

Electric — 1.7%
American Electric Power Co., Inc.	54,600	2,272,998
Exelon Corp.	96,000	7,801,920
Pepco Holdings, Inc.	28,900	714,408

		10,789,326

Electronic Components & Equipment — 1.0%
Amphenol Corp.	62,600	2,331,850
Anixter International, Inc.*	35,500	2,273,420
Electrocomponents PLC (United Kingdom)	73,975	266,834
Funai Electric Co. Ltd. (Japan)	2,600	89,466
Keyence Corp. (Japan)	2,700	620,827
Murata Manufacturing Co. Ltd. (Japan)	5,200	258,226
Omron Corp. (Japan)	13,200	270,807
Premier Farnell PLC (United Kingdom)	80,978	286,469

		6,397,899

Electronics — 0.1%
Royal Philips Electronics NV (Netherlands)	20,569	786,831

Entertainment & Leisure — 2.4%
Carnival Corp.	89,100	3,606,768
Carnival PLC (United Kingdom)	32,527	1,291,732
Entertainment Rights PLC (United Kingdom)*	201,252	40,940
Harley-Davidson, Inc.	18,100	678,750
International Game Technology	88,500	3,558,585
Life Time Fitness, Inc.*	25,700	802,097
Royal Caribbean Cruises Ltd.	41,800	1,375,220
Scientific Games Corp. (Class B Stock)*	21,700	458,087
WMS Industries, Inc.*	38,300	1,377,651
Wynn Resorts Ltd.	26,300	2,646,832

		15,836,662

Exchange Traded Fund — 0.1%
iShares Russell Midcap Growth Index Fund	6,000	607,800

Farming & Agriculture — 0.2%
Monsanto Co.	9,600	1,070,400

Financial - Bank & Trust — 6.5%
Anglo Irish Bank Corp. PLC (Ireland)	41,698	559,563
Banco Santander SA (Spain)	210,195	4,187,905
Barclays PLC (United Kingdom)	355,221	3,193,584
BNP Paribas (France)	35,003	3,530,638
DBS Group Holdings Ltd. (Singapore)	31,000	405,391
Deutsche Bank AG (Germany)	33,094	3,746,136
Deutsche Postbank AG (Germany)	7,767	741,495
Fifth Third Bancorp	132,100	2,763,532
Fortis SA/NV (Belgium)	42,756	1,077,321
HBOS PLC (United Kingdom)	141,771	1,575,640
HSBC Holdings PLC (United Kingdom)	117,991	1,943,606
Intesa Sanpaolo (Italy)	392,851	2,769,264
National Australia Bank Ltd. (Australia)	22,527	620,712
National Bank of Canada (Canada)	7,600	354,215
National Bank of Greece SA (Greece)	11,823	623,806
Royal Bank of Scotland Group PLC (United Kingdom)	201,006	1,345,372
Skandianaviska Enskilda Banken AB (Sweden)	35,000	915,961
State Street Corp.	9,900	782,100
Sumitomo Mitsui Financial Group, Inc. (Japan)	56	368,539
Sumitomo Trust & Banking Co. Ltd. (The) (Japan)	54,000	371,629
SunTrust Banks, Inc.	27,700	1,527,378
Toronto-Dominion Bank (Canada)	15,500	952,998
United Overseas Bank Ltd. (Singapore)	60,000	834,320
Wells Fargo & Co.	242,900	7,068,390

		42,259,495

Financial - Brokerage — 0.6%
TD Ameritrade Holding Corp.*	91,000	1,502,410
Visa, Inc.*	36,851	2,298,028

		3,800,438

Financial Services — 1.0%
Aberdeen Asset Management PLC (United Kingdom)	80,096	220,162
Cattles PLC (United Kingdom)	88,192	405,193
CME Group, Inc.	800	375,280
Credit Suisse Group (Switzerland)	68,376	3,480,422
Daiwa Securities Group, Inc. (Japan)	13,000	112,680
Dolphin Capital Investors Ltd. (United Kingdom)*	38,077	100,129
Experian Group Ltd. (United Kingdom)	38,640	281,439
Nasdaq Stock Market, Inc. (The)*	15,800	610,828
PayPoint PLC (United Kingdom)	9,608	108,118
Price, (T. Rowe) Group, Inc.	16,300	815,000
Societe Generale (France)	1,466	143,543

		6,652,794

Food — 1.8%
Associated British Foods PLC (United Kingdom)	34,414	597,619
Cadbury Schweppes PLC (United Kingdom)	15,580	171,146
Campbell Soup Co.	15,700	533,015
Compass Group PLC (United Kingdom)	44,136	282,272
Nestle SA (Switzerland)	7,642	3,818,692
SYSCO Corp.	184,500	5,354,190
Unilever PLC (United Kingdom)	32,003	1,079,110
Zetar PLC (United Kingdom)*	12,984	115,185

		11,951,229

Food & Staples Retailing — 0.4%
Tesco PLC (United Kingdom)	338,560	2,546,574

Gas Transmission & Distribution — 0.2%
NiSource, Inc.	85,600	1,475,744

Healthcare - Medical Providers — 0.2%
Psychiatric Solutions, Inc.*	39,400	1,336,448

Healthcare Services — 2.4%
American Healthways, Inc.*	19,400	685,596
DaVita, Inc.*	38,100	1,819,656
Genzyme Corp.*	59,300	4,420,222
Johnson & Johnson	55,200	3,580,824
Laboratory Corp. of America Holdings*	29,900	2,203,032
Millipore Corp.*	26,300	1,772,883
Southern Cross Healthcare Ltd. (United Kingdom)	13,396	99,698
UnitedHealth Group, Inc.	32,400	1,113,264

		15,695,175

Hotels & Motels — 0.4%
Gaylord Entertainment Co.*	21,200	642,148
Starwood Hotels & Resorts Worldwide, Inc.	32,000	1,656,000

		2,298,148

Industrial Manufacturing — 0.6%
Enodis PLC (United Kingdom)	28,522	78,824
Fenner PLC (United Kingdom)	18,969	88,469
Siemens AG (Germany)	33,599	3,641,514

		3,808,807

Industrial Products — 0.7%
Harsco Corp.	33,300	1,844,154
Precision Castparts Corp.	12,000	1,224,960
Roper Industries, Inc.	26,900	1,598,936

		4,668,050

Insurance — 3.7%
Aegon NV (Netherlands)	151,303	2,226,269
Aetna, Inc.	10,100	425,109
Aflac, Inc.	53,900	3,500,805
Allianz SE (Germany)	9,866	1,954,478
Aviva PLC (United Kingdom)	109,306	1,339,561
AXA SA (France)	103,115	3,742,621
Catlin Group Ltd. (Bermuda)	21,839	191,682
Hartford Financial Service Group, Inc.	32,700	2,477,679
Highway Insurance Holdings PLC (United Kingdom)	40,888	52,746
ING Groep NV (Netherlands)	13,790	516,409

Irish Life & Permanent PLC (Ireland)	18,021	352,221
Lancashire Holdings Ltd. (Bermuda)	5,684	31,699
Manulife Financial Corp. (Canada)	5,300	202,871
Mitsui Sumitomo Insurance Co. Ltd. (Japan)	34,000	343,479
Old Mutual PLC (United Kingdom)	133,918	293,686
Principal Financial Group, Inc.	47,100	2,624,412
Prudential PLC (United Kingdom)	140,404	1,854,424
QBE Insurance Group Ltd. (Australia)	62,176	1,262,033
Sompo Japan Insurance, Inc. (Japan)	49,000	432,584

		23,824,768

Internet — 0.4%
Amazon.com, Inc.*	34,900	2,488,370

Internet Services — 1.5%
eBay, Inc.*	36,400	1,086,176
F5 Networks, Inc.*	36,100	655,937
Google, Inc. (Class A Stock)*	6,200	2,730,914
Symantec Corp.*	301,600	5,012,592

		9,485,619

Machinery — 0.2%
SPX Corp.	10,000	1,049,000

Machinery & Equipment — 1.3%
Flowserve Corp.	6,300	657,594
Foseco PLC (United Kingdom)	21,624	126,387
Illinois Tool Works, Inc.	115,000	5,546,450
Komatsu Ltd. (Japan)	23,200	643,539
Manitowoc Co., Inc. (The)	15,400	628,320
Pall Corp.	22,600	792,582

		8,394,872

Media — 0.3%
Time Warner, Inc.	15,000	210,300
Viacom, Inc. (Class B Stock)*	50,500	2,000,810

		2,211,110

Medical Products — 1.5%
Becton Dickinson & Co.	18,400	1,579,640
C.R. Bard, Inc.	6,300	607,320
Medtronic, Inc.	75,100	3,632,587
Stryker Corp.	22,800	1,483,140
Thermo Fisher Scientific, Inc.*	41,300	2,347,492

		9,650,179

Medical Supplies & Equipment — 1.2%
Alcon, Inc. (Switzerland)	8,800	1,251,800
Baxter International, Inc.	28,700	1,659,434
Covidien Ltd. (Bermuda)	5,700	252,225
Henry Schein, Inc.*	7,900	453,460
Hologic, Inc.*	13,100	728,360
Immucor, Inc.*	43,900	936,826
Zimmer Holdings, Inc.*	32,000	2,491,520

		7,773,625

Metals & Mining — 1.9%
ArcelorMittal (Luxembourg)	45,214	3,704,006
Arch Coal, Inc.	5,700	247,950
CONSOL Energy, Inc.	13,100	906,389

Freeport-McMoRan Copper & Gold, Inc. (Class B Stock)	8,000	769,760
MSC Industrial Direct Co., Inc.	44,400	1,875,900
Peabody Energy Corp.	56,200	2,866,200
Rio Tinto PLC (United Kingdom)	13,669	1,419,610
Sumitomo Metal Industries Ltd. (Japan)	166,000	629,494

		12,419,309

Office Equipment — 0.2%
Canon, Inc. (Japan)	19,700	907,133
Ricoh Co. Ltd. (Japan)	43,000	706,601

		1,613,734

Oil & Gas — 8.8%
Apache Corp.	13,500	1,631,070
BP PLC (United Kingdom)	647,004	6,574,435
Cameron International Corp.*	27,800	1,157,592
Centrica PLC (United Kingdom)	115,119	681,411
ChevronTexaco Corp.	15,000	1,280,400
Complete Production Services, Inc.*	42,900	984,126
Dril-Quip, Inc.*	15,800	734,226
Eni SpA (Italy)	129,539	4,417,427
ENSCO International, Inc.	34,700	2,172,914
EOG Resources, Inc.	12,100	1,452,000
Halliburton Co.	119,200	4,688,136
Lamprell Energy Ltd. (United Arab Emirates)	17,781	141,155
Marathon Oil Corp.	41,800	1,906,080
National-Oilwell Varco, Inc.*	19,600	1,144,248
Newfield Exploration Co.*	12,000	634,200
Quicksilver Resources, Inc.*	16,900	617,357
Petroleum Geo-Services ASA (Norway)	7,800	192,995
Range Resources Corp.	12,700	805,815
Royal Dutch Shell PLC (Class B Stock) (United Kingdom)	96,884	3,261,065
Schlumberger Ltd.	24,500	2,131,500
Sempra Energy	50,600	2,695,968
Southwestern Energy Co.*	44,900	1,512,681
Total SA (France)	142,191	10,559,771
Tullow Oil PLC (United Kingdom)	53,823	705,541
Weatherford International Ltd.*	52,400	3,797,428
XTO Energy, Inc.	21,075	1,303,699

		57,183,240

Oil Well Services & Equipment — 0.6%
Baker Hughes, Inc.	34,600	2,370,100
Smith International, Inc.	21,800	1,400,214

		3,770,314

Paper & Forest Products — 0.6%
Smurfit Kappa Group (Ireland)	32,520	391,220
Stora Enso Oyj (Class R Shares) (Finland)	77,797	897,832
Svenska Cellulosa AB SCA (Class B Shares) (Sweden)	116,900	2,129,711
UPM-Kymmene Oyj (Finland)	15,207	270,092

		3,688,855

Pharmaceuticals — 7.3%
Abbott Laboratories	9,200	507,380
Allergan, Inc.	107,500	6,061,925
AstraZeneca PLC (United Kingdom)	34,856	1,303,287

Celesio AG (Germany)	15,589	771,808
Cephalon, Inc.*	18,500	1,191,400
Express Scripts, Inc.*	16,000	1,029,120
Genentech, Inc.*	14,500	1,177,110
GlaxoSmithKline PLC (United Kingdom)	141,513	2,993,884
Medco Health Solutions, Inc.*	84,900	3,717,771
Merck & Co., Inc.	94,600	3,590,070
Novartis AG (Switzerland)	106,330	5,449,801
Qiagen NV (Netherlands)*	47,800	994,240
Roche Holding AG (Switzerland)	54,314	10,221,817
Schering-Plough Corp.	77,200	1,112,452
Stada Arzneimittel AG (Germany)	12,183	884,956
Vectura Group PLC (United Kingdom)*	23,508	21,344
Wyeth	151,000	6,305,760

		47,334,125

Printing & Publishing — 0.3%
Centaur Media PLC (United Kingdom)	46,814	72,933
Daily Mail & General Trust PLC (United Kingdom)	42,399	363,724
Reed Elsevier NV (Netherlands)	62,633	1,194,493

		1,631,150

Real Estate — 0.1%
CB Richard Ellis Group, Inc. (Class A Stock)*	17,700	383,028
Leopalace21 Corp. (Japan)	12,100	195,557
Quintain Estates & Development PLC (United Kingdom)	7,636	68,310
Regus Group PLC (United Kingdom)	143,027	269,664

		916,559

Real Estate Investment Trust — 0.1%
Brixton PLC (United Kingdom)	41,011	268,594
Land Securities Group PLC (United Kingdom)	8,955	268,186

		536,780

Real Estate Operating Company — 0.1%
Sun Hung Kai Properties Ltd. (Hong Kong)	27,000	421,168

Restaurants — 0.1%
Restaurant Group PLC (The) (United Kingdom)	21,565	65,910
Texas Roadhouse, Inc. (Class A Stock)*	66,100	647,780

		713,690

Retail — 0.1%
Chico’s FAS, Inc.*	88,200	627,102
Costco Wholesale, Inc.	4,700	305,359

		932,461

Retail & Merchandising — 1.1%
Abercrombie & Fitch Co., (Class A Stock)	9,900	724,086
Dick’s Sporting Goods, Inc.*	33,600	899,808

DSG International PLC (United Kingdom)	205,780	259,333
Esprit Holdings Ltd. (Hong Kong)	48,900	586,852
HMV Group PLC (United Kingdom)	233,266	600,676
Home Retail Group PLC (United Kingdom)	15,331	79,489
J. Crew Group, Inc.*	34,600	1,528,282
Kesa Electricals PLC (United Kingdom)	38,859	158,677
Kingfisher PLC (United Kingdom)	116,282	304,627
Metro AG (Germany)	24,354	1,967,821

		7,109,651

Semiconductors — 2.5%
Analog Devices, Inc.	101,700	3,002,184
ASML Holding NV (Netherlands)	73,633	1,811,158
Intel Corp.	328,000	6,947,040
Linear Technology Corp.	40,700	1,249,083
LSI Logic Corp.*	85,700	424,215
Microchip Technology, Inc.	20,400	667,692
Xilinx, Inc.	89,200	2,118,500

		16,219,872

Software — 1.2%
Adobe Systems, Inc.*	13,800	491,142
Microsoft Corp.	191,300	5,429,094
SAP AG (Germany)	36,760	1,826,944

		7,747,180

Specialty Finance — 0.1%
American Express Co.	14,600	638,312

Steel Producers — 0.1%
JFE Holdings, Inc. (Japan)	10,200	452,287

Technology - Semiconductors — 0.1%
Tessera Technologies, Inc.*	42,700	888,160

Telecommunications — 5.7%
American Tower Corp. (Class A Stock)*	52,900	2,074,209
AT&T, Inc.	53,300	2,041,390
BT Group PLC (United Kingdom)	83,066	358,150
Cisco Systems, Inc.*	127,500	3,071,475
Deutsche Telekom AG (Germany)	59,839	996,671
France Telecom SA (France)	178,184	5,991,884
Koninklijke KPN NV (Netherlands)	93,316	1,576,358
MetroPCS Communications, Inc.*	38,200	649,400
Mobistar SA (Belgium)	5,696	516,175
Neuf Cegetel (France)	3,747	208,643
Nokia Oyj (Finland)	30,455	963,544
NTT DoCoMo, Inc. (Japan)	158	239,346
QUALCOMM, Inc.	55,000	2,255,000
Research In Motion Ltd.*	19,800	2,222,154
SBA Communications Corp.*	37,800	1,127,574
SES SA, FDR (Luxembourg)	26,660	562,738
Sprint Nextel Corp.	539,800	3,611,262
Telekom Austria AG (Austria)	65,859	1,361,037
Telenor ASA (Norway)*	48,884	935,951
Vivendi Universal SA (France)	25,542	998,034

Vodafone Group PLC (United Kingdom)	1,649,418	4,939,710

		36,700,705

Telecommunications Equipment — 0.3%
Telefonaktiebolaget LM Ericson (Class B Stock) (Sweden)	906,960	1,779,775

Thrifts & Mortgage Finance — 0.3%
Freddie Mac	68,300	1,729,356

Tobacco — 0.2%
British American Tobacco PLC (United Kingdom)	4,875	182,957
Japan Tobacco, Inc. (Japan)	175	876,053

		1,059,010

Trading Companies & Distributors — 0.1%
Wolseley PLC (United Kingdom)	87,468	920,040

Transportation — 2.7%
A P Moller - Maersk A/S (Class B Stock) (Denmark)	70	781,005
Burlington Northern Santa Fe Corp.	82,800	7,635,816
C.H. Robinson Worldwide, Inc.	8,100	440,640
FedEx Corp.	42,200	3,910,674
Mitsui O.S.K. Lines Ltd. (Japan)	94,000	1,136,336
Ryder System, Inc.	23,800	1,449,658
TNT NV (Netherlands)	49,070	1,822,859

		17,176,988

Utilities — 1.1%
E.ON AG (Germany)	7,022	1,299,948
Eaga PLC (United Kingdom)	8,329	30,663
FirstEnergy Corp.	4,100	281,342
Leaf Clean Energy Co. (United Kingdom)	52,127	109,143
Suez SA (France)	73,430	4,819,130
Terna Rete Elettrica Nazionale Spa (Italy)	70,568	301,085

		6,841,311

TOTAL COMMON STOCKS (cost $598,782,541)		559,183,162

Interest Rate		Maturity Date	Moody’s Ratings†		Principal Amount (000)#

CORPORATE OBLIGATION — 0.4%

Financial - Bank & Trust
Royal Bank of Scotland PLC, Sr. Unsec’d. Notes (United Kingdom) (cost $2,982,901)
5.517	%(c)	07/24/08	NR	GBP	1,500	2,915,633

TOTAL LONG-TERM INVESTMENTS (cost $601,765,442)						562,098,795

	Shares

SHORT-TERM INVESTMENT — 10.3%

AFFILIATED MONEY MARKET MUTUAL FUND

Dryden Core Investment Fund - Taxable Money Market Series (cost $66,488,465)(w)	66,488,465	66,488,465

TOTAL INVESTMENTS — 97.1% (cost $668,253,907)		628,587,260
Other assets in excess of liabilities(x) — 2.9%		18,494,392

NET ASSETS — 100.0%		$647,081,652

The following abbreviations are used in portfolio descriptions:

FDR	Fiduciary Depositary Receipts

NR	Not Rated by Moody’s or Standard & Poor’s

AUD	Australian Dollar

BRL	Brazillian Real

CAD	Canadian Dollar

CHF	Swiss Francs

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

MXN	Mexican Peso

MYR	Malaysia Ringgit

NOK	Norwegian Krone

NWD	New Taiwanese Dollar

NZD	New Zealand Dollar

SEK	Swedish Krona

SGD	Singapore Dollar

ZAR	South African Rand

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The rating reflected is as of March 31, 2008. Rating of certain bonds may have changed subsequent to that date.

(c)	Indicates a variable rate security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund - Taxable Money Market Series.

(x)

Other assets in excess of liabilities includes unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swaps as follows:

Futures contracts open at March 31, 2008:

Number of Contracts	Type	Expiration Month	Value at Trade Date	Value at March 31 2008	Unrealized Appreciation (Depreciation)

Long Positions:
342	10 Year Australian Government Treasury Bond	Jun 08	$215,569,644	$215,512,290	$(57,354)
126	Amsterdam Exchange Index	Apr 08	17,199,110	17,578,851	379,741
154	DJ Euro Stoxx 50 Index	Jun 08	8,588,450	8,628,629	40,179
276	FTSE100 Index	Jun 08	31,035,517	31,268,899	233,382
2	IBEX 35 Index	Apr 08	415,367	417,897	2,530
49	Nikkei 225 Index	Jun 08	6,198,736	6,139,747	(58,989)

					539,489	(1)

Short Positions:
208	10 Year Canadian Bond	Jun 08	23,475,577	24,272,239	(796,662)
31	10 Year Euro-Bond	Jun 08	5,725,660	5,676,229	49,431
39	10 Year Japanese Government Bond	Jun 08	54,463,726	54,978,732	(515,006)
1,000	10 Year U.S. Treasury Notes	Jun 08	116,080,019	118,953,125	(2,873,106)
527	CAC 40 10 Euro	Apr 08	38,418,800	39,212,374	(793,574)
246	DAX Index	Jun 08	65,042,212	64,038,024	1,004,188
411	FTSE/JSE Top 40 Index	Jun 08	14,541,807	14,172,152	369,655
436	Hang Seng China Enterprises Index	Apr 08	31,385,186	33,517,992	(2,132,806)
82	Hang Seng Stock Index	Apr 08	11,460,287	11,921,775	(461,488)
90	MSCI Singapore Index ETS	Apr 08	4,830,688	4,858,150	(27,462)
37	MSCI Taiwan Index	Apr 08	1,274,280	1,216,190	58,090
469	OMXS30 Index	Apr 08	7,118,450	7,342,616	(224,166)
332	SPI 200	Jun 08	34,049,109	35,629,450	(1,580,341)
289	S&P 500 Index	Jun 08	109,288,174	109,892,000	(603,826)
837	S&P Mid 400 Index E-Mini	Jun 08	64,346,175	65,411,550	(1,065,375)
26	S&P/MIB Index	Jun 08	6,541,457	6,288,912	252,545
259	S&P/TSE 60 Index	Jun 08	39,622,748	39,655,551	(32,803)

					(9,372,706	) (1)

					$(8,833,217)

(1)	Cash of $26,278,263 has been segregated with the custodian to cover requirements for open futures contracts at March 31, 2008.

Forward foreign currency exchange contracts outstanding at March 31, 2008:

Purchase Contracts		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)

Australian Dollar,
Expiring 5/29/08	AUD	17,316	$15,129,515	$15,698,601	$569,086
British Pounds,
Expiring 5/29/08	GBP	2,015	3,925,824	3,980,464	54,640
Euro,
Expiring 5/29/08	EUR	8,640	12,639,199	13,605,393	966,194
Japenese Yen,
Expiring 5/28/08	JPY	1,022,500	9,303,117	10,293,323	990,206
Expiring 5/29/08	JPY	4,427,300	41,832,810	44,571,262	2,738,452
Singapore Dollar,
Expiring 5/29/08	SGD	8,050	5,629,764	5,863,903	234,139
Swedish Krona,
Expiring 5/29/08	SEK	311,970	49,498,143	52,332,363	2,834,220
Malaysia Ringgit,
Expiring 4/16/08	MYR	28,722	8,867,551	8,978,262	110,711
Mexico Peso,
Expiring 5/29/08	MXN	48,550	4,385,858	4,526,650	140,792
New Taiwanese Dollar,
Expiring 4/16/08	NWD	1,515,300	47,557,927	50,051,692	2,493,765
South Africa Rand,
Expiring 5/29/08	ZAR	104,640	13,764,437	12,717,930	(1,046,507)
Swiss Franc,
Expiring 5/29/08	CHF	59,005	54,507,713	59,419,582	4,911,869

			$267,041,858	$282,039,425	$14,997,567

Sale Contracts		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)

Australian Dollar,
Expiring 5/29/08	AUD	41,630	$36,317,015	$37,742,315	$(1,425,300)
Brazilian Real,
Expiring 4/16/08	BRL	7,780	4,368,332	4,419,970	(51,638)
British Pound,
Expiring 5/29/08	GBP	66,300	134,525,160	130,970,129	3,555,031
Candian Dollar,
Expiring 5/29/08	CAD	52,045	52,456,956	50,641,728	1,815,228
Euro,
Expiring 5/29/08	EUR	168,895	251,393,663	265,958,661	(14,564,998)
Japenese Yen,
Expiring 5/29/08	JPY	2,950,582	28,838,663	29,704,595	(865,932)
Mexican Peso,
Expiring 5/29/08	MXN	14,220	1,275,336	1,325,828	(50,492)
Norwegian Krona,
Expiring 5/29/08	NOK	7,680	1,405,222	1,500,278	(95,056)
New Zealand Dollar,
Expiring 5/29/08	NZD	40,625	31,798,711	31,612,651	186,060
South African Rand,
Expiring 5/29/08	ZAR	11,790	1,671,487	1,432,955	238,532
Swiss Franc,
Expiring 5/29/08	CHF	11,494	11,640,000	11,574,560	65,440

			$555,690,545	$566,883,670	$(11,193,125)

Interest rate swap agreements outstanding at March 31, 2008:

Counterparty	Termination Date		Notional Amount#	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)

Merrill Lynch & Co., Inc.(1)	12/10/17	CHF	5,000,000	3.33%	6 month LIBOR	$(49,426)
Deutsche Bank AG(2)	07/27/37	GBP	14,000,000	5.12%	6 month LIBOR	(2,305,969)
Merrill Lynch & Co., Inc.(2)	09/06/37	GBP	5,000,000	5.01%	6 month LIBOR	(676,857)
Merrill Lynch & Co., Inc.(1)	07/27/37	GBP	14,000,000	3.34%	United Kingdom Retail Price Index	(1,967,750)
Merrill Lynch & Co., Inc.(1)	09/06/37	GBP	10,000,000	3.49%	United Kingdom Retail Price Index	(852,282)
JP MorganChase Bank(2)	07/31/37	JPY	830,000,000	2.63%	6 month LIBOR	(724,961)
Morgan Stanley Capital Services, Inc.(2)	07/11/37	JPY	250,000,000	2.47%	6 month LIBOR	(131,390)

						$(6,708,635)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at March 31, 2008:

Counterparty	Termination Date		Notional Amount#	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation (Depreciation)

Deutsche Bank AG(1)	06/20/12		$19,800,000	2.75%	Dow Jones CDX HY-8 Index	$86,277
Deutsche Bank AG(2)	06/20/12		31,000,000	1.25%	Dow Jones CDX EM 7	524,858
Deutsche Bank AG(1)	12/20/12		10,395,000	3.75%	Dow Jones CDX HY-9 Index	(679,855)
Deutsche Bank AG(1)	06/20/13	EUR	20,000,000	6.50%	iTraxx Europe	75,657
Deutsche Bank AG(1)	06/20/13	EUR	20,000,000	1.65%	iTraxx Europe	22,582
JP MorganChase Bank(1)	12/20/13		45,540,000	3.75%	Dow Jones CDX HY-9 Index	(269,725)
JP MorganChase Bank(1)	06/20/13		30,000,000	1.55%	Dow Jones CDX NA IG US 5Y	15,214

						$(224,992)

(1)	Portfolio pays the counterparty par in the event that the underlying bond defaults and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives from the counterparty, par in the event that the underlying bond defaults.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$625,671,627	$(8,833,217)
Level 2 - Other Significant Observable Inputs	2,915,633	(3,129,185)
Level 3 - Significant Unobservable Inputs	—	—

Total	$628,587,260	$(11,962,402)

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and March 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 83.3%

BANK NOTES (c)— 0.6%

Alltel Communications	Ba3	6.751%		05/15/15	$500	$450,416
Aramark Tl	Ba3	7.579%		01/26/14	496	461,692
Charter TLB	B1	7.452%		03/06/14	500	421,979
First Data Corp., Sr. Sec’d. Notes	Ba3	8.908%		09/24/14	500	449,514
Graphic Packaging TLC	Ba3	6.75%		05/16/14	1,000	910,000
Harrahs Term Loan	Ba2	6.75%		01/28/15	1,250	1,143,974
HCA, Inc.	Ba3	7.00%		11/16/13	500	458,884
Iconix Tl	NR	7.60%		05/01/14	941	865,410
Royalty Pharma TLB	NR	6.85%		05/15/14	499	494,380
Tribune Co. Tl X	B2	7.462%		05/17/09	500	445,536

TOTAL BANK NOTES (cost $6,232,029)						6,101,785

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.0%

Bear Stearns Alt-A Trust, Series 2006-3, Class 22A1	Aaa	6.218	%(c)	05/25/36	2,809	2,095,325
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4	AAA(d)	5.405	%(c)	12/11/40	220	220,869
Bear Stearns Commercial Mortgage Securities, Series 2006-PW11, Class A4	AAA(d)	5.457	%(c)	03/11/39	4,400	4,380,867
Commercial Mortgage Lease-Backed Certificates	Aaa	6.746%		06/20/31	5,081	5,252,378
First Horizon Asset Securities, Inc., Series 2004-AR7, Class A1	AAA(d)	5.323	%(c)	02/25/35	798	684,579
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5	Aaa	5.224	%(c)	04/10/37	1,000	994,078
GS Mortgage Securities Corp. II, Series 2005-GG4, Class AABA	Aaa	4.68%		07/10/39	600	575,094
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4	Aaa	5.799	%(c)	08/10/45	690	688,901
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3	Aaa	5.42%		01/15/49	950	912,169
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5	Aaa	4.739%		07/15/30	5,900	5,721,300
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A3	AAA(d)	5.347%		11/15/38	1,140	1,111,527
Merrill Lynch Mortgage Investors, Inc., Series 1998-C1, Class A3	AAA(d)	6.72	%(c)	11/15/26	5,600	5,797,003
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4	AAA(d)	5.658	%(c)	05/12/39	900	906,002
Morgan Stanley Capital I, Series 2006-IQI2, Class A4	AAA(d)	5.332%		12/15/43	1,570	1,527,162

Wamu Mortgage Pass-Through Certificates, Series 2004- A1, Class HY1	AAA	5.475	%(c)	02/25/37	1,865	1,687,962

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $32,827,444)						32,555,216

CORPORATE BONDS — 21.1%

Banks — 1.8%
Bank of America Corp., Sr. Unsec’d. Notes	Aa1	5.375%		08/15/11	1,320	1,376,840
Bank of America Corp., Sr. Unsec’d. Notes(a)	Aa1	6.00%		09/01/17	740	778,015
ICICI Bank Ltd., Unsec’d. Notes (India)	Baa2	6.375	%(c)	04/30/22	2,050	1,782,135
RSHB Capital SA, Sr. Unsec’d. Notes (Luxembourg)	A3	6.299	%(c)	05/15/17	2,800	2,587,200
Shinsei Finance Cayman Ltd., Jr. Sub. Notes	Baa1	6.418	%(c)	07/20/16	2,010	1,332,252
TuranAlem Finance BV, Gtd. Notes (Netherlands)	Ba1	8.25%		01/22/37	4,880	3,851,784
Wachovia Corp., Sub. Notes(a)	A1	5.625%		10/15/16	4,220	4,026,036
Wells Fargo & Co., Sr. Unsec’d. Notes	Aa1	5.25%		10/23/12	500	518,537
Wells Fargo & Co., Sr. Unsec’d. Notes	Aa1	5.30%		08/26/11	1,990	2,060,522

Wells Fargo Capital, Gtd. Notes(a)	Aa2	5.95%		12/15/36	1,730	1,558,711

						19,872,032

Cable — 0.1%
Charter Communications Operating LLC, Sr. Sec’d. Notes	B3	8.00%		04/30/12	180	165,150
Echostar DBS Corp., Gtd. Notes	Ba3	7.125%		02/01/16	750	699,375

						864,525

Cable Television
Charter Communications, Inc., Sr. Sec’d. Notes, 144A	B3	10.875%		09/15/14	180	177,300

Chemicals
PPG Industries, Inc., Sr. Unsec’d. Notes	A3	5.75%		03/15/13	260	268,223
PPG Industries, Inc., Sr. Unsec’d. Notes	A3	6.65%		03/15/18	260	275,515

						543,738

Defense — 0.1%
L-3 Communications Corp., Gtd. Notes	Ba3	7.625%		06/15/12	570	583,538

Diversified Financial Services — 2.5%
Aiful Corp., Notes, 144A (Japan)	Baa2	6.00%		12/12/11	680	630,667
American Express Co., Sub. Notes	A3	6.80	%(c)	09/01/49	1,230	1,156,483
American General Finance Corp., Notes, MTN	A1	6.90%		12/15/17	1,040	1,016,365
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Baa1	6.40%		10/02/17	3,650	3,604,014
Citigroup, Inc., Sr. Unsec’d. Notes(a)	Aa3	4.125%		02/22/10	2,280	2,258,164
Citigroup, Inc., Sr. Unsec’d. Notes	Aa3	6.00%		08/15/17	490	483,159
Ford Motor Credit Co. LLC., Sr. Unsec’d. Notes(a)	B1	7.375%		02/01/11	2,900	2,418,197
General Electric Capital Corp., Sr. Unsec’d. Notes	Aaa	6.00%		06/15/12	2,370	2,526,894
GMAC LLC, Sr. Unsec’d. Notes	B1	6.625%		05/15/12	5,000	3,782,410
GMAC LLC, Sr. Unsec’d. Notes	B1	7.25%		03/02/11	3,000	2,362,095
JPMorgan Chase & Co., Sub. Notes	Aa3	5.15%		10/01/15	3,160	3,104,014
Lehman Brothers Holdings, Inc., Sub. Notes	A2	6.50%		07/19/17	2,500	2,374,115
Lehman Brothers Holdings, Inc., Sub. Notes, MTN(a)	A2	6.75%		12/28/17	1,040	999,767
Resona Preferred Global Securities Cayman Ltd., Jr. Sub. Notes, 144A	Baa1	7.191	%(c)	12/29/49	670	585,130

						27,301,474

Electric — 1.6%
Dominion Resources, Inc. (VA), Sr. Unsec’d. Notes	Baa2	5.70%		09/17/12	1,100	1,151,917
Energy Future Holdings Corp., Gtd. Notes, 144A(a)	B3	10.875%		11/01/17	50	50,500
Energy Future Holdings Corp., Gtd. Notes, 144A	B3	11.25%		11/01/17	9,000	8,910,000
FirstEnergy Corp., Sr. Unsec’d. Notes	Baa3	6.45%		11/15/11	3,610	3,778,796
FirstEnergy Corp., Sr. Unsec’d. Notes	Baa3	7.375%		11/15/31	1,430	1,555,555
NRG Energy, Inc., Gtd. Notes	B1	7.375%		01/15/17	250	243,125
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	6.05%		03/01/34	2,090	2,048,896

						17,738,789

Electronic Components — 0.1%
AES Corp. (The), Sr. Notes, 144A	B1	8.00%		10/15/17	1,600	1,624,000

Energy — 0.1%
Peabody Energy Corp., Gtd. Notes	Ba1	6.875%		03/15/13	660	669,900
Whiting Petroleum Corp., Sr. Sub. Notes	B1	7.25%		05/01/12	180	177,750

						847,650

Energy - Exploration & Production — 0.1%
Chesapeake Energy Corp., Gtd. Notes(a)	Ba3	6.875%		01/15/16	650	643,500

Finance — 0.1%
Bank of America Corp., Sr. Unsec’d. Notes(a)	Aa1	5.75%		12/01/17	610	631,254

Financial - Bank & Trust — 0.2%
American International Group, Inc., Sr. Unsec’d. Notes(a)	Aa2	5.85%		01/16/18	2,320	2,276,711

Financial - Brokerage — 0.3%
Goldman Sachs Group LP, Sr. Unsec’d. Notes	Aa3	4.50%		06/15/10	1,120	1,128,487
Merrill Lynch & Co., Inc., Sub. Notes	A2	5.70%		05/02/17	500	474,970

Morgan Stanley, Sr. Unsec’d. Notes, MTN(a)	Aa3	5.625%		01/09/12		1,970	1,984,730

							3,588,187

Financial Services — 3.4%
American Express Co., Sr. Unsec’d. Notes	A1	6.15%		08/28/17		700	696,772
BAC Capital Trust XI, Gtd. Notes	Aa2	6.625	%(c)	05/23/36		620	585,493
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Baa1	7.25%		02/01/18		220	227,346
Citigroup, Inc., Sr. Unsec’d. Notes(a)	Aa3	6.875%		03/05/38		2,480	2,478,247
El Paso Performance-Link, Sr. Unsec’d. Notes	Ba3	7.75%		07/15/11		1,000	1,022,439
General Electric Capital Corp., Sub. Notes(a)	Aa1	6.375	%(c)	11/15/47		3,280	3,209,542
General Motors Acceptance Corp., Sr. Unsec’d. Notes	B1	8.00%		11/01/31		2,000	1,433,384
Goldman Sachs Capital II, Gtd. Notes	A2	5.793	%(c)	06/01/12		670	446,287
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	Aa3	5.95%		01/18/18		1,200	1,188,300
HSBC Finance Corp., Sr. Notes	Aa3	4.625%		09/15/10		2,260	2,230,026
JPMorgan Chase & Co., Notes	NR	6.875	%(c)	11/30/10	RUB	57,874	2,395,350
JPMorgan Chase & Co., Sub. Notes	Aa3	6.125%		06/27/17		3,250	3,389,844
Kaupthing Bank, Sr. Notes, 144A(g)	NR	2.00%		02/28/15		5,480	5,158,324
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes	A1	5.625%		01/24/13		640	622,313
Merrill Lynch & Co., Inc., Notes(a)	A1	5.45%		02/05/13		3,350	3,295,928
Merrill Lynch & Co., Inc., Sub. Notes	A2	6.05%		05/16/16		320	303,656
Suntrust Capital VIII, Gtd. Notes	A1	6.10	%(c)	12/15/36		3,110	2,462,498
TNK-BP Finance SA, Gtd. Notes, 144A (Luxembourg)	Baa2	7.875%		03/13/18		3,960	3,658,050
Wachovia Corp., Notes(a)	Aa3	5.75%		02/01/18		2,130	2,086,301
Wells Fargo & Co., Sr. Unsec’d. Notes(a)	Aa1	4.375%		01/31/13		800	795,903

							37,686,003

Food — 0.8%
Delhaize Group, Sr. Unsub. Notes (Belgium)	Baa3	6.50%		06/15/17		3,080	3,180,725
Kroger Co. (The), Gtd. Notes	Baa2	6.15%		01/15/20		1,500	1,540,344
Mcdonald’s Corp., Sr. Unsec’d. Notes	A3	5.35%		03/01/18		1,700	1,720,774
Safeway, Inc., Sr. Unsec’d. Notes	Baa2	6.35%		08/15/17		2,220	2,346,525

							8,788,368

Forest & Paper Products — 0.1%
Weyerhauser Co., Sr. Unsec’d. Notes	Baa2	6.75%		03/15/12		850	893,710

Gaming — 0.2%
MGM Mirage Inc., Gtd. Notes	Ba2	7.625%		01/15/17		550	500,500
MGM Mirage Inc., Gtd. Notes	Ba2	8.50%		09/15/10		500	518,750
Station Casinos, Inc., Sr. Unsec’d. Notes	B2	7.75%		08/15/16		880	708,400

							1,727,650

Healthcare
Tenet Healthcare Corp., Sr. Unsec’d. Notes	Caa1	9.875%		07/01/14		550	532,125

Healthcare & Pharmaceuticals — 0.1%
Community Health Systems, Inc., Gtd. Notes(a)	B3	8.875%		07/15/15		670	672,513
DaVita, Inc., Gtd. Notes(a)	B2	7.25%		03/15/15		590	575,250

							1,247,763

Healthcare - Services — 0.7%
HCA, Inc., Sr. Sec’d. Notes(a)	B2	9.625%		11/15/16		2,400	2,490,000
Tenet Healthcare Corp., Sr. Unsec’d. Notes	Caa1	6.375%		12/01/11		320	288,800
UnitedHealth Group, Inc., Bonds	Baa1	4.875%		02/15/13		590	582,797
UnitedHealth Group, Inc., Bonds	Baa1	6.00%		02/15/18		1,180	1,155,830
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	4.875%		04/01/13		650	641,928
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.00%		11/15/17		760	742,078
Wellpoint, Inc., Sr. Unsec’d. Notes(a)	Baa1	5.875%		06/15/17		1,800	1,761,717

							7,663,150

Industrial Products
Steel Dynamics, Inc., Sr. Notes	Ba2	7.375%		11/01/12		500	505,000

Insurance — 0.3%
American International Group, Inc., Jr. Sub. Notes	Aa3	6.25%		03/15/37		1,020	826,307

Metlife, Inc., Jr. Sub. Notes	Baa1	6.40%		12/15/36	2,380	1,891,243
Travelers Cos., Inc. (The), Jr. Sub. Notes	Baa1	6.25	%(c)	03/15/37	1,330	1,173,092

						3,890,642

Lodging
Boyd Gaming Corp., Sr. Sub. Notes	B1	6.75%		04/15/14	340	278,800

Media — 0.9%
Comcast Corp., Gtd. Notes	Baa2	6.50%		01/15/15	3,890	3,983,590
Comcast Corp., Gtd. Notes	Baa2	6.50%		01/15/17	2,390	2,440,955
DirecTV Holdings LLC / DirecTV Financing Co., Gtd. Notes	Ba3	8.375%		03/15/13	630	638,662
Time Warner Entertainment Co. LP, Sr. Unsec’d. Notes	Baa2	8.375%		07/15/33	1,350	1,518,997
Time Warner, Inc., Gtd. Notes	Baa2	5.875%		11/15/16	700	665,668
Time Warner, Inc., Gtd. Notes(a)	Baa2	6.50%		11/15/36	1,190	1,091,744

						10,339,616

Media & Entertainment — 0.1%
Intelsat Bermuda Ltd., Gtd. Notes	Caa2	11.25%		06/15/16	900	912,375

Media - Cable — 0.1%
Cablevision Systems Corp., Sr. Unsec’d. Notes	B2	8.00%		04/15/12	600	583,500

Media - Non Cable — 0.1%
Idearc, Inc., Gtd. Notes	B3	8.00%		11/15/16	970	628,075

Metals — 0.1%
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba2	8.375%		04/01/17	1,310	1,390,237

Metals & Mining — 0.3%
Steel Dynamics, Inc., Sr. Notes	Ba2	7.75%		04/15/16	455	455,569
Vale Overseas, Ltd., Gtd. Notes	Baa3	6.875%		11/21/36	3,280	3,200,345

						3,655,914

Oil & Gas — 1.4%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.45%		09/15/36	7,650	7,790,401
Hess Corp., Sr. Unsec’d. Notes	Baa3	7.30%		08/15/31	1,840	2,073,080
Petrobras International Finance Co., Sr. Unsub. Notes	Baa1	6.125%		10/06/16	2,040	2,034,288
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.25%		08/01/17	2,210	2,356,046
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	7.50%		04/15/12	1,020	1,129,718

						15,383,533

Oil & Gas Exploration/Production — 0.1%
OPTI Canada, Inc., Sr. Sec’d. Notes	B1	8.25%		12/15/14	600	594,000

Oil, Gas & Consumable Fuels — 2.0%
Apache Corp., Sr. Unsec’d. Notes	A3	6.00%		01/15/37	1,290	1,302,256
Complete Product Services, Inc., Gtd. Notes(a)	B2	8.00%		12/15/16	750	720,000
ConocoPhillips Holdings Co., Sr. Unsec’d. Notes	A1	6.95%		04/15/29	3,630	4,133,405
Devon Energy Corp., Sr. Unsec’d. Notes	Baa1	7.95%		04/15/32	1,710	2,108,685
Dynegy Holdings, Inc., Sr. Unsec’d. Notes	B2	7.75%		06/01/19	710	663,850
Energy Transfer Partners, Sr. Unsec’d. Notes	Baa3	6.70%		07/01/18	1,320	1,329,873
Gaz Capital For Gazprom, Sr. Unsec’d. Notes (Luxembourg)	A3	6.212%		11/22/16	1,970	1,822,250
Hess Corp., Sr. Unsec’d. Notes	Baa3	7.875%		10/01/29	190	225,481
Intergas Finance BV, Bonds (Netherlands)	Baa1	6.375%		05/14/17	2,840	2,492,100
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	6.00%		02/01/17	1,050	1,044,927
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes, MTN	Baa2	6.95%		01/15/38	1,670	1,638,886
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	6.625%		06/15/35	3,450	3,570,326
Transocean. Inc., Sr. Unsec’d. Notes	Baa2	5.25%		03/15/13	1,240	1,267,140

						22,319,179

Paper
Newpage Corp., Sr. Sec’d. Notes	B2	10.00%		05/01/12	310	314,650

Pharmaceuticals — 0.3%
Cardinal Health, Inc., Sr. Unsec’d. Notes	Baa2	5.85%		12/15/17		1,250	1,251,706
Wyeth, Sr. Unsec’d. Notes	A3	5.45%		04/01/17		730	743,502
Wyeth, Sr. Unsec’d. Notes(a)	A3	5.95%		04/01/37		1,290	1,260,401

							3,255,609

Pipelines — 0.3%
Williams Cos., Inc., Sr. Unsec’d. Notes(a)	Baa3	7.50%		01/15/31		3,480	3,627,900

Pipelines & Other — 0.1%
SemGroup LP, Sr. Notes	B1	8.75%		11/15/15		760	695,400

Retail — 0.1%
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(a)	Aa2	5.80%		02/15/18		1,230	1,289,072

Retail & Merchandising — 0.1%
CVS Caremark Corp., Pass-Through Certificates, 144A	Baa2	6.943%		01/10/30		1,017	1,075,385

Semiconductors — 0.1%
Freescale Semiconductor, Inc., Gtd. Notes(a)	B2	8.875%		12/15/14		890	696,425

Services Cyclical - Rental Equipment — 0.1%
Hertz Corp., Gtd. Notes(a)	B1	8.875%		01/01/14		600	568,500

Technology — 0.1%
NXP BV / NXP Funding LLC, Sr. Sec’d. Notes (Netherlands)	Ba3	7.875%		10/15/14		620	567,300
Sungard Data Systems, Inc., Gtd. Notes(a)	Caa1	10.25%		08/15/15		330	331,650

							898,950

Telecommunications — 1.6%
America Movil SAB de CV, Gtd. Notes (Mexico)(a)	A3	5.625%		11/15/17		1,050	1,038,046
AT&T, Inc., Sr. Unsec’d. Notes(a)	A2	5.50%		02/01/18		1,110	1,086,845
AT&T, Inc., Sr. Unsec’d. Notes(a)	A2	6.30%		01/15/38		1,100	1,063,618
British Telecommunications PLC, Sr. Unsec’d. Notes (United Kingdom)	Baa1	5.95%		01/15/18		770	746,088
Citizens Communications Co., Sr. Unsec’d. Notes	Ba2	7.875%		01/15/27		740	634,550
Deutsche Telekom International Finance BV, Gtd. Notes (Netherlands)	A3	5.75%		03/23/16		2,630	2,600,213
Level 3 Financing, Inc., Gtd. Notes	Caa1	9.25%		11/01/14		300	245,250
Qwest Communications International, Inc., Gtd. Notes	Ba3	7.50%		02/15/14		1,140	1,071,600
Royal KPN NV, Sr. Unsub. Notes (Netherlands)	Baa2	8.375%		10/01/30		1,500	1,716,433
Sprint Nextel Corp., Sr. Unsec’d. Notes	Baa3	6.00%		12/01/16		4,710	3,662,025
Telecom Italia Capital SA, Gtd. Notes (Luxembourg)	Baa2	5.25%		10/01/15		1,330	1,208,314
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.40%		02/15/38		710	691,236
Verizon Global Funding Corp., Sr. Unsec’d. Notes	A3	7.375%		09/01/12		400	439,354
Windstream Corp., Gtd. Notes	Ba3	8.625%		08/01/16		895	879,338

							17,082,910

Transportation — 0.2%
Hertz Corp., Gtd. Notes	B2	10.50%		01/01/16		70	65,538
United Parcel Service, Inc., Sr. Unsec’d. Notes(a)	Aa2	4.50%		01/15/13		2,170	2,248,250

							2,313,788

Utilities — 0.3%
Duke Energy Carolinas LLC, Sr. Unsec’d. Notes(a)	A3	5.625%		11/30/12		2,940	3,125,888
Mirant Mid Atlantic LLC, Pass-Through Certificates	Ba1	10.06%		12/30/28		663	761,898

							3,887,786

Utilities - Electric — 0.1%
NRG Energy, Inc., Gtd. Notes	B1	7.375%		02/01/16		680	666,400

TOTAL CORPORATE BONDS (cost $237,576,678)							232,085,113

FOREIGN GOVERNMENT BONDS — 0.6%
Bank Negara Malaysia Monetary Notes, Series 1038 Notes (Malaysia)	NR	3.325%		06/10/08	MYR	4,309	1,338,191
Brazil Notas Do Tesouro Nacional, Series F, Notes (Brazil)	NR	10.00	%(c)	01/01/12	BRL	6,924	3,677,722

Russian Government International Bond, Unsub. Notes (Russia)	Baa2	7.50%		03/31/30	1,703	1,960,774

TOTAL FOREIGN GOVERNMENT BONDS (cost $6,851,766)						6,976,687

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 46.1%
Federal Home Loan Mortgage Corp.		5.984	%(c)	07/01/36	5,095	5,124,465
Federal Home Loan Mortgage Corp.		6.652	%(c)	10/01/36	650	669,847
Federal Home Loan Mortgage Corp.		6.671	%(c)	08/01/36	657	680,827
Federal National Mortgage Assoc.		5.00%		TBA	152,900	151,323,295
Federal National Mortgage Assoc.		5.00%		TBA	6,000	5,925,000
Federal National Mortgage Assoc.		5.50%		TBA	26,600	27,148,625
Federal National Mortgage Assoc.		5.50%		TBA	198,800	200,663,750
Federal National Mortgage Assoc.		5.617	%(c)	08/01/37	771	789,212
Federal National Mortgage Assoc.		5.71%		06/01/36	6,950	7,094,118
Federal National Mortgage Assoc.		5.712	%(c)	05/01/37	716	728,936
Federal National Mortgage Assoc.		5.795	%(c)	01/01/37	1,260	1,287,352
Federal National Mortgage Assoc.		6.00%		TBA	17,800	18,317,304
Federal National Mortgage Assoc.		6.00%		TBA	55,000	56,340,625
Federal National Mortgage Assoc.		6.749	%(c)	01/01/37	3,109	3,188,279
Government National Mortgage Assoc.		6.00%		TBA	12,900	13,278,937
Government National Mortgage Assoc.		6.50%		TBA	7,600	7,899,250
Government National Mortgage Assoc.		6.50%		TBA	5,700	5,913,750

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $500,107,817)						506,373,572

U.S. TREASURY OBLIGATIONS — 11.8%
U.S. Treasury Bonds(a)		4.75%		02/15/37	12,000	12,906,564
U.S. Treasury Bonds(a)		5.00%		05/15/37	15,520	17,361,789
U.S. Treasury Inflation Index Bonds, TIPS		1.75%		01/15/28	6,500	6,491,315
U.S. Treasury Inflation Index Bonds, TIPS		2.375%		01/15/25	11,350	13,826,684
U.S. Treasury Notes(a)		2.875%		01/31/13	26,500	27,011,371
U.S. Treasury Notes(a)		3.50%		02/15/18	10,500	10,560,701
U.S. Treasury Notes(a)		3.875%		10/31/12	25,090	26,671,849
U.S. Treasury Notes(a)		4.75%		08/15/17	13,960	15,445,428

TOTAL U.S. TREASURY OBLIGATIONS (cost $127,256,072)						130,275,701

					Shares

PREFERRED STOCK — 0.1%

U.S. Government Agency Obligations
Federal National Mortgage Assoc., 8.25%					40,150	965,608
(cost $1,003,750)
TOTAL LONG-TERM INVESTMENTS (cost $911,855,556)						915,333,682

SHORT-TERM INVESTMENTS — 72.6%

AFFILIATED MONEY MARKET MUTUAL FUND — 72.2%

Dryden Core Investment Fund - Taxable Money Market Series (cost $793,819,691; includes $148,765,832 of cash collateral for securities on loan)(b)(w)	793,819,691	793,819,691

Principal Amount (000)#

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.3%

Federal National Mortgage Assoc., Disc. Notes(n)	2.063%	12/15/08	$3,105	3,060,940
(cost $3,077,147)

FOREIGN GOVERNMENT BONDS — 0.1%
Egypt Treasury Bills(n) (cost $1,284,099)	EGP	7.47%	12/16/08	7,475	1,297,912

TOTAL SHORT-TERM INVESTMENTS (cost $798,180,937)					798,178,543

TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN—155.9% (cost $1,710,036,493)					1,713,512,225

	Contracts/ Notional Amounts (000)#

OUTSTANDING OPTIONS WRITTEN* — (0.1)%

Call Options — (0.1)%
10 Year Treasury Note Futures,
expiring 05/28/2008, Strike Price $117.00	57	(157,641)
expiring 05/28/2008, Strike Price $118.00	35	(74,375)
expiring 05/28/2008, Strike Price $119.00	68	(109,437)
expiring 05/28/2008, Strike Price $121.00	97	(81,844)
expiring 05/28/2008, Strike Price $123.00	103	(43,453)
Eurodollar Futures, expiring 03/21/2009, Strike Price $97.75	57	(64,125)

TOTAL CALL OPTIONS (premium received $326,472)		(530,875)

Put Options

10 Year Treasury Note Futures,
expiring 05/26/2008, Strike Price $113.00	51	(7,172)
expiring 05/28/2008, Strike Price $110.00	68	(2,125)
expiring 05/29/2008, Strike Price $115.50	119	(52,062)
expiring 05/29/2008, Strike Price $116.50	94	(61,687)
Eurodollar Futures, expiring 06/20/2008, Strike Price $96.25	55	(344)

TOTAL PUT OPTIONS (premium received $275,596)		(123,390)

TOTAL OUTSTANDING OPTIONS WRITTEN* (premium received $602,068)		(654,265)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN—155.8% (cost $1,709,434,425)		1,712,857,960
Other liabilities in excess of other assets(x) — (55.8)%		(613,631,195)

NET ASSETS — 100.0%		$1,099,226,765

The following abbreviations are used in portfolio descriptions:

144A

Security was pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

MTN	Medium Term Note
NR	Not rated by Moody’s or Standard & Poors
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
BRL	Brazilian Real
CHF	Swiss Francs
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
MYR	Malaysian Ringgit
RUB	Russian Ruble
# Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-Income producing securities

†	The rating reflected is as of March 31, 2008. Rating of certain bonds may have changed subsequent to that date.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $145,997,104 cash collateral of $148,765,832 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(n)	Rates shown are the effective yields at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)

Other liabilities in excess of other assets include net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swap agreements as follows:

Futures contracts open at March 31, 2008:

Number of Contracts	Type	Expiration Month	Value at Trade Date	Value at March 31, 2008	Unrealized Appreciation (Depreciation)

Long Positions:
763	90 Day Euro Futures	Jun 08	$183,698,400	$186,419,975	$2,721,575
156	90 Day Euro Futures	Sep 08	38,090,462	38,182,950	92,488
1,693	5 Year U.S. Treasury Notes	Jun 08	190,478,909	193,398,797	2,919,888
83	10 Year Euro-Bond	Jun 08	15,323,109	15,197,645	(125,464)

					5,608,487

Short Positions:
635	10 Year U.S. Notes	Jun 08	73,862,108	75,535,234	(1,673,126)
47	20 Year U.S. Treasury	Jun 08	5,409,781	5,583,453	(173,672)

					(1,846,798)

					$3,761,689

Forward foreign currency exchange contracts outstanding at March 31, 2008:

Purchase Contracts		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation

Indian Rupee
Expiring 06/16/08	INR	46,287	$1,144,490	$1,146,762	$2,272

Sale Contracts		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Depreciation

British Pound
Expiring 05/07/08	GBP	2,444	$4,830,229	$4,837,404	$(7,175)
Euro
Expiring 05/07/08	EUR	3,393	4,996,539	5,349,204	(352,665)

			$9,826,768	$10,186,608	$(359,840)

Interest rate swap agreements outstanding at March 31, 2008:

Counterparty	Termination Date		Notional Amount#	Fixed Rate	Floating Rate	Unrealized Depreciation

Merrill Lynch & Co., Inc.(1)	12/10/17	CHF	5,000,000	3.33%	6 month LIBOR	$(49,426)
Deutsche Bank AG(2)	07/27/37	GBP	14,000,000	5.12%	6 month LIBOR	(2,305,969)
Merrill Lynch & Co., Inc.(2)	09/06/37	GBP	5,000,000	5.01%	6 month LIBOR	(676,857)
Merrill Lynch & Co., Inc.(1)	07/27/37	GBP	14,000,000	3.34%	United Kingdom Retail Price Index	(1,967,750)
Merrill Lynch & Co., Inc.(1)	09/06/37	GBP	10,000,000	3.49%	United Kingdom Retail Price Index	(852,282)
JP MorganChase Bank(2)	07/31/37	JPY	830,000,000	2.63%	6 month LIBOR	(724,961)
Morgan Stanley Capital Services, Inc.(2)	07/11/37	JPY	250,000,000	2.47%	6 month LIBOR	(131,390)

						$(6,708,635)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at March 31, 2008:

Counterparty	Termination Date		Notional Amount#	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation (Depreciation)

Deutsche Bank AG(1)	06/20/12		$19,800,000	2.75%	Dow Jones CDX HY-8 Index	$86,277
Deutsche Bank AG(2)	06/20/12		31,000,000	1.25%	Dow Jones CDX EM 7	524,858
Deutsche Bank AG(1)	12/20/12		10,395,000	3.75%	Dow Jones CDX HY-9 Index	(679,855)
Deutsche Bank AG(1)	06/20/13	EUR	20,000,000	6.50%	iTraxx Europe	75,657
Deutsche Bank AG(1)	06/20/13	EUR	20,000,000	1.65%	iTraxx Europe	22,582
JP MorganChase Bank (1)	12/20/13		45,540,000	3.75%	Dow Jones CDX HY-9 Index	(269,725)
JP MorganChase Bank (1)	06/20/13		30,000,000	1.55%	Dow Jones CDX NA IG US 5Y	15,214

						$(224,992)

(1)	Portfolio pays the counterparty par in the event that the underlying bond defaults and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives from the counterparty, par in the event that the underlying bond defaults.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

          Level 1 - quoted prices in active markets for identical securities

          Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

          Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$794,785,299	3,404,121
Level 2 - Other Significant Observable Inputs - Long	918,726,926	$(6,933,627)
Level 2 - Other Significant Observable Inputs - Short	(654,265)	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$1,712,857,960	$(3,529,506)

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and March 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

Notes to the Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by AST Investment Services, Inc. (formerly American Skandia Investment Services, Inc.) and Prudential Investments LLC (“PI”), the co-managers (together the “Manager”), in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the counter market, including listed securities for which the primary market is believed by an adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an adviser in consultation with the Manager to be over the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Certain Portfolios invest in the Taxable Money Market Series and Short-Term Bond Series (the “Series”), series of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series are a money market mutual fund and short-term bond fund, respectively, registered under the Investment Company Act of 1940, as amended, and managed by PI.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark-to-market method of accounting for tax purposes. Under this method, tax cost of assets will approximate its fair market value.

Other information regarding each fund is available in the respective fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advanced Series Trust

By (Signature and Title)*		/s/ Deborah A. Docs

Deborah A. Docs
Secretary of the Fund

Date	May 21, 2008

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ David R. Odenath

David R. Odenath
President and Principal Executive Officer

Date	May 21, 2008

By (Signature and Title)*		/s/ Grace C. Torres

Grace C. Torres
Treasurer and Principal Financial Officer

Date	May 21, 2008

*        Print the name and title of each signing officer under his or her signature.